UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2013 – September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2013

	Shares/Par (p)	Value
JNL/American Funds® Blue Chip Income and Growth Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	86,053	$1,037,801
Total Investment Companies (cost $842,613)		1,037,801
Total Investments - 100.0% (cost $842,613)		1,037,801
Other Assets and Liabilities, Net - (0.0%)		(397)
Total Net Assets - 100.0%		$1,037,404

JNL/American Funds Global Bond Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	38,300	$453,472
Total Investment Companies (cost $469,922)		453,472
Total Investments - 100.0% (cost $469,922)		453,472
Other Assets and Liabilities, Net - (0.0%)		(149)
Total Net Assets - 100.0%		$453,323

JNL/American Funds Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	11,975	$290,991
Total Investment Companies (cost $245,107)		290,991
Total Investments - 100.0% (cost $245,107)		290,991
Other Assets and Liabilities, Net - (0.0%)		(94)
Total Net Assets - 100.0%		$290,897

JNL/American Funds Growth-Income Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	29,840	$1,384,595
Total Investment Companies (cost $1,111,950)		1,384,595
Total Investments - 100.0% (cost $1,111,950)		1,384,595
Other Assets and Liabilities, Net - (0.0%)		(598)
Total Net Assets - 100.0%		$1,383,997

JNL/American Funds International Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	23,966	$476,684
Total Investment Companies (cost $417,542)		476,684
Total Investments - 100.0% (cost $417,542)		476,684
Other Assets and Liabilities, Net - (0.0%)		(188)
Total Net Assets - 100.0%		$476,496

JNL/American Funds New World Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	24,009	$583,887
Total Investment Companies (cost $531,808)		583,887
Total Investments - 100.0% (cost $531,808)		583,887
Other Assets and Liabilities, Net - (0.0%)		(229)
Total Net Assets - 100.0%		$583,658

JNL Institutional Alt 20 Fund

INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (8.8%) (b)	3,354	$32,873
Curian/AQR Risk Parity Fund (8.6%) (b)	2,615	26,305
Curian/BlackRock Global Long Short Credit Fund (8.5%) (b)	3,309	32,827
Curian/DFA U.S. Micro Cap Fund (26.4%) (b)	3,207	42,049
Curian/DoubleLine Total Return Fund (5.8%) (b)	2,795	28,089
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (8.6%) (b)	3,494	32,883
Curian/Franklin Templeton Frontier Markets Fund (22.0%) (b)	2,988	34,214
Curian/Franklin Templeton Natural Resources Fund (7.6%) (b)	1,056	9,850
Curian/Neuberger Berman Currency Fund (8.2%) (b)	1,305	12,968
Curian/Nicholas Convertible Arbitrage Fund (7.3%) (b)	1,543	16,466
Curian/PineBridge Merger Arbitrage Fund (6.6%) (b)	1,624	16,383
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (8.6%) (b)	985	9,870
Curian/UBS Global Long Short Fixed Income Opportunities Fund (5.5%) (b)	648	6,420
Curian/Van Eck International Gold Fund (7.8%) (b)	1,632	9,125
JNL/AQR Managed Futures Strategy Fund (7.5%) (b)	3,210	31,941
JNL/BlackRock Commodity Securities Strategy Fund (0.7%) (b)	892	9,799
JNL/Brookfield Global Infrastructure Fund (3.6%) (b)	1,442	20,230
JNL/Franklin Templeton Global Multisector Bond Fund (4.9%) (b)	6,598	78,322
JNL/Goldman Sachs Emerging Markets Debt Fund (3.4%) (b)	2,128	27,770
JNL/Invesco Global Real Estate Fund (1.3%) (b)	1,983	20,283

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Lazard Emerging Markets Fund (3.4%) (b)	4,608	51,241
JNL/Mellon Capital Bond Index Fund (15.8%) (b)	20,255	241,637
JNL/Mellon Capital Global Alpha Fund (7.3%) (b)	1,633	16,532
JNL/Mellon Capital International Index Fund (10.3%) (b)	15,715	220,635
JNL/Mellon Capital Nasdaq 25 Fund (9.7%) (b)	2,850	49,927
JNL/Mellon Capital S&P 24 Fund (17.9%) (b)	12,664	168,049
JNL/Mellon Capital S&P SMid 60 Fund (15.4%) (b)	7,104	92,205
JNL/Mellon Capital Small Cap Index Fund (3.1%) (b)	3,092	50,563
JNL/Mellon Capital Value Line 30 Fund (13.4%) (b)	7,541	103,004
JNL/Neuberger Berman Strategic Income Fund (18.3%) (b)	7,609	78,980
JNL/PPM America Floating Rate Income Fund (1.9%) (b)	2,411	26,237
JNL/PPM America High Yield Bond Fund (2.2%) (b)	7,077	53,006
JNL/Red Rocks Listed Private Equity Fund (3.2%) (b)	2,006	23,838
Total Investment Companies (cost $1,510,925)		1,674,521
Total Investments - 100.0% (cost $1,510,925)		1,674,521
Other Assets and Liabilities, Net - (0.0%)		(252)
Total Net Assets - 100.0%		$1,674,269

JNL Institutional Alt 35 Fund

INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (21.3%) (b)	8,088	$79,266
Curian/AQR Risk Parity Fund (20.9%) (b)	6,326	63,636
Curian/BlackRock Global Long Short Credit Fund (20.5%) (b)	7,969	79,054
Curian/DFA U.S. Micro Cap Fund (29.4%) (b)	3,562	46,694
Curian/DoubleLine Total Return Fund (5.7%) (b)	2,735	27,481
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (20.6%) (b)	8,347	78,544
Curian/Franklin Templeton Frontier Markets Fund (30.4%) (b)	4,124	47,221
Curian/Franklin Templeton Natural Resources Fund (18.4%) (b)	2,555	23,833
Curian/Neuberger Berman Currency Fund (19.7%) (b)	3,120	31,015
Curian/Nicholas Convertible Arbitrage Fund (17.6%) (b)	3,714	39,627
Curian/PineBridge Merger Arbitrage Fund (15.9%) (b)	3,901	39,363
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (20.5%) (b)	2,362	23,668
Curian/UBS Global Long Short Fixed Income Opportunities Fund (13.1%) (b)	1,558	15,439
Curian/Van Eck International Gold Fund (18.7%) (b)	3,890	21,747
JNL/AQR Managed Futures Strategy Fund (17.9%) (b)	7,646	76,080
JNL/BlackRock Commodity Securities Strategy Fund (1.6%) (b)	2,153	23,666
JNL/Brookfield Global Infrastructure Fund (8.7%) (b)	3,491	48,983
JNL/Franklin Templeton Global Multisector Bond Fund (4.8%) (b)	6,548	77,727
JNL/Goldman Sachs Emerging Markets Debt Fund (3.4%) (b)	2,091	27,286
JNL/Invesco Global Real Estate Fund (3.2%) (b)	4,794	49,040
JNL/Lazard Emerging Markets Fund (4.6%) (b)	6,333	70,427
JNL/Mellon Capital Bond Index Fund (15.5%) (b)	19,960	238,125
JNL/Mellon Capital Global Alpha Fund (17.3%) (b)	3,885	39,318
JNL/Mellon Capital International Index Fund (14.3%) (b)	21,695	304,598
JNL/Mellon Capital Nasdaq 25 Fund (11.1%) (b)	3,288	57,600
JNL/Mellon Capital S&P 24 Fund (19.8%) (b)	14,015	185,975
JNL/Mellon Capital S&P SMid 60 Fund (17.5%) (b)	8,053	104,524
JNL/Mellon Capital Small Cap Index Fund (3.5%) (b)	3,570	58,370
JNL/Mellon Capital Value Line 30 Fund (13.9%) (b)	7,809	106,667
JNL/Neuberger Berman Strategic Income Fund (18.2%) (b)	7,559	78,459
JNL/PPM America Floating Rate Income Fund (1.9%) (b)	2,393	26,040
JNL/PPM America High Yield Bond Fund (2.2%) (b)	7,010	52,505
JNL/Red Rocks Listed Private Equity Fund (7.7%) (b)	4,854	57,667
Total Investment Companies (cost $2,093,783)		2,299,645
Total Investments - 100.0% (cost $2,093,783)		2,299,645
Other Assets and Liabilities, Net - (0.0%)		(342)
Total Net Assets - 100.0%		$2,299,303

JNL Institutional Alt 50 Fund

INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (42.3%) (b)	16,101	$157,791
Curian/AQR Risk Parity Fund (41.4%) (b)	12,537	126,119
Curian/BlackRock Global Long Short Credit Fund (40.8%) (b)	15,899	157,713
Curian/DFA U.S. Micro Cap Fund (30.4%) (b)	3,684	48,297
Curian/DoubleLine Total Return Fund (6.2%) (b)	2,975	29,893
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (41.8%) (b)	16,920	159,217
Curian/Franklin Templeton Frontier Markets Fund (31.5%) (b)	4,279	48,996
Curian/Franklin Templeton Natural Resources Fund (36.3%) (b)	5,043	47,054
Curian/Neuberger Berman Currency Fund (39.4%) (b)	6,240	62,030
Curian/Nicholas Convertible Arbitrage Fund (35.1%) (b)	7,403	78,993
Curian/PineBridge Merger Arbitrage Fund (31.6%) (b)	7,771	78,411
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (41.1%) (b)	4,725	47,344
Curian/UBS Global Long Short Fixed Income Opportunities Fund (26.0%) (b)	3,092	30,644
Curian/Van Eck International Gold Fund (38.2%) (b)	7,971	44,559
JNL/AQR Managed Futures Strategy Fund (35.9%) (b)	15,360	152,833

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/BlackRock Commodity Securities Strategy Fund (3.2%) (b)	4,264	46,857
JNL/Brookfield Global Infrastructure Fund (17.1%) (b)	6,897	96,758
JNL/Franklin Templeton Global Multisector Bond Fund (5.2%) (b)	7,113	84,432
JNL/Goldman Sachs Emerging Markets Debt Fund (3.7%) (b)	2,270	29,626
JNL/Invesco Global Real Estate Fund (6.3%) (b)	9,443	96,597
JNL/Lazard Emerging Markets Fund (4.2%) (b)	5,760	64,053
JNL/Mellon Capital Bond Index Fund (17.1%) (b)	21,940	261,740
JNL/Mellon Capital Global Alpha Fund (35.2%) (b)	7,895	79,902
JNL/Mellon Capital International Index Fund (15.1%) (b)	22,899	321,498
JNL/Mellon Capital Nasdaq 25 Fund (12.3%) (b)	3,634	63,670
JNL/Mellon Capital S&P 24 Fund (22.2%) (b)	15,715	208,542
JNL/Mellon Capital S&P SMid 60 Fund (16.1%) (b)	7,422	96,333
JNL/Mellon Capital Small Cap Index Fund (3.9%) (b)	3,936	64,347
JNL/Mellon Capital Value Line 30 Fund (14.9%) (b)	8,339	113,915
JNL/Neuberger Berman Strategic Income Fund (19.7%) (b)	8,207	85,191
JNL/PPM America Floating Rate Income Fund (2.0%) (b)	2,599	28,280
JNL/PPM America High Yield Bond Fund (2.4%) (b)	7,645	57,261
JNL/Red Rocks Listed Private Equity Fund (15.2%) (b)	9,531	113,226
Total Investment Companies (cost $2,937,897)		3,182,122
Total Investments - 100.0% (cost $2,937,897)		3,182,122
Other Assets and Liabilities, Net - (0.0%)		(462)
Total Net Assets - 100.0%		$3,181,660

JNL Institutional Alt 65 Fund

INVESTMENT COMPANIES - 100.0%
Curian Long Short Credit Fund (13.7%) (b)	5,212	$51,075
Curian/AQR Risk Parity Fund (13.4%) (b)	4,060	40,845
Curian/BlackRock Global Long Short Credit Fund (13.2%) (b)	5,147	51,063
Curian/DFA U.S. Micro Cap Fund (7.5%) (b)	913	11,975
Curian/DoubleLine Total Return Fund (0.8%) (b)	364	3,654
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (13.2%) (b)	5,337	50,217
Curian/Franklin Templeton Frontier Markets Fund (7.8%) (b)	1,057	12,104
Curian/Franklin Templeton Natural Resources Fund (11.7%) (b)	1,628	15,185
Curian/Neuberger Berman Currency Fund (12.6%) (b)	1,990	19,780
Curian/Nicholas Convertible Arbitrage Fund (11.4%) (b)	2,399	25,596
Curian/PineBridge Merger Arbitrage Fund (10.2%) (b)	2,521	25,437
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (13.0%) (b)	1,492	14,948
Curian/UBS Global Long Short Fixed Income Opportunities Fund (8.5%) (b)	1,008	9,989
Curian/Van Eck International Gold Fund (12.1%) (b)	2,528	14,131
JNL/AQR Managed Futures Strategy Fund (11.5%) (b)	4,899	48,744
JNL/BlackRock Commodity Securities Strategy Fund (1.1%) (b)	1,381	15,182
JNL/Brookfield Global Infrastructure Fund (5.5%) (b)	2,219	31,136
JNL/Franklin Templeton Global Multisector Bond Fund (0.7%) (b)	887	10,527
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (b)	276	3,601
JNL/Invesco Global Real Estate Fund (2.0%) (b)	3,040	31,094
JNL/Lazard Emerging Markets Fund (0.8%) (b)	1,066	11,856
JNL/Mellon Capital Bond Index Fund (2.1%) (b)	2,682	31,992
JNL/Mellon Capital Global Alpha Fund (10.9%) (b)	2,456	24,856
JNL/Mellon Capital International Index Fund (3.4%) (b)	5,091	71,471
JNL/Mellon Capital Nasdaq 25 Fund (3.1%) (b)	902	15,808
JNL/Mellon Capital S&P 24 Fund (3.4%) (b)	2,391	31,730
JNL/Mellon Capital S&P SMid 60 Fund (2.7%) (b)	1,228	15,944
JNL/Mellon Capital Small Cap Index Fund (0.7%) (b)	731	11,955
JNL/Mellon Capital Value Line 30 Fund (3.1%) (b)	1,758	24,015
JNL/Neuberger Berman Strategic Income Fund (2.5%) (b)	1,023	10,621
JNL/PPM America Floating Rate Income Fund (0.3%) (b)	324	3,527
JNL/PPM America High Yield Bond Fund (0.3%) (b)	947	7,095
JNL/Red Rocks Listed Private Equity Fund (4.9%) (b)	3,058	36,327
Total Investment Companies (cost $734,343)		783,480
Total Investments - 100.0% (cost $734,343)		783,480
Other Assets and Liabilities, Net - (0.0%)		(139)
Total Net Assets - 100.0%		$783,341

JNL/American Funds Balanced Allocation Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund (0.5%) (b)	2,291	$27,627
American Funds Insurance Series - Bond Fund (0.7%) (b)	5,514	60,208
American Funds Insurance Series - Global Bond Fund (1.2%) (b)	2,546	30,141
American Funds Insurance Series - Global Growth and Income Fund (0.7%) (b)	1,155	13,790
American Funds Insurance Series - Global Growth Fund (0.5%) (b)	991	27,600
American Funds Insurance Series - Global Small Capitalization Fund (0.6%) (b)	995	24,175
American Funds Insurance Series - Growth Fund (0.2%) (b)	758	55,347
American Funds Insurance Series - Growth-Income Fund (0.2%) (b)	819	37,995

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
American Funds Insurance Series - High-Income Bond Fund (2.0%) (b)	3,380	38,670
American Funds Insurance Series - International Fund (0.1%) (b)	519	10,332
American Funds Insurance Series - New World Fund (1.0%) (b)	1,133	27,549
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund (0.6%) (b)	1,771	21,521
Total Investment Companies (cost $350,108)		374,955
Total Investments - 100.0% (cost $350,108)		374,955
Other Assets and Liabilities, Net - (0.0%)		(146)
Total Net Assets - 100.0%		$374,809

JNL/American Funds Growth Allocation Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund (0.4%) (b)	2,133	$25,720
American Funds Insurance Series - Bond Fund (0.1%) (b)	1,007	10,998
American Funds Insurance Series - Global Bond Fund (0.7%) (b)	1,549	18,346
American Funds Insurance Series - Global Growth and Income Fund (0.7%) (b)	1,075	12,839
American Funds Insurance Series - Global Growth Fund (0.5%) (b)	1,107	30,846
American Funds Insurance Series - Global Small Capitalization Fund (0.6%) (b)	1,061	25,786
American Funds Insurance Series - Growth Fund (0.2%) (b)	706	51,548
American Funds Insurance Series - Growth-Income Fund (0.1%) (b)	665	30,876
American Funds Insurance Series - High-Income Bond Fund (1.0%) (b)	1,601	18,310
American Funds Insurance Series - International Fund (0.1%) (b)	645	12,830
American Funds Insurance Series - New World Fund (1.1%) (b)	1,160	28,218
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund (0.2%) (b)	604	7,338
Total Investment Companies (cost $249,706)		273,655
Total Investments - 100.0% (cost $249,706)		273,655
Other Assets and Liabilities, Net - (0.0%)		(106)
Total Net Assets - 100.0%		$273,549

JNL Disciplined Moderate Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (10.4%) (b)	4,964	$49,893
JNL/Franklin Templeton Global Multisector Bond Fund (4.0%) (b)	5,436	64,530
JNL/Goldman Sachs Emerging Markets Debt Fund (2.5%) (b)	1,539	20,086
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.1%) (b)	1,829	25,108
JNL/Mellon Capital International Index Fund (3.8%) (b)	5,759	80,856
JNL/Mellon Capital 25 Fund (1.1%) (b)	530	10,013
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (16.1%) (b)	1,527	20,039
JNL/Mellon Capital Emerging Markets Index Fund (10.8%) (b)	6,481	65,197
JNL/Mellon Capital Pacific Rim 30 Fund (10.6%) (b)	1,045	15,201
JNL/Mellon Capital S&P 400 MidCap Index Fund (4.5%) (b)	3,680	65,399
JNL/Mellon Capital S&P 500 Index Fund (3.3%) (b)	6,310	88,977
JNL/Mellon Capital Small Cap Index Fund (3.1%) (b)	3,111	50,858
JNL/Neuberger Berman Strategic Income Fund (4.6%) (b)	1,918	19,910
JNL/PIMCO Real Return Fund (1.8%) (b)	2,998	35,917
JNL/PIMCO Total Return Bond Fund (1.1%) (b)	4,718	60,385
JNL/PPM America Floating Rate Income Fund (2.1%) (b)	2,733	29,737
JNL/PPM America High Yield Bond Fund (1.7%) (b)	5,323	39,873
JNL/PPM America Total Return Fund (9.3%) (b)	4,728	55,033
JNL/S&P Competitive Advantage Fund (5.9%) (b)	4,950	81,816
JNL/S&P Dividend Income & Growth Fund (3.1%) (b)	5,805	79,000
JNL/S&P Intrinsic Value Fund (3.6%) (b)	3,092	45,514
Total Investment Companies (cost $915,116)		1,003,342
Total Investments - 100.0% (cost $915,116)		1,003,342
Other Assets and Liabilities, Net - (0.0%)		(143)
Total Net Assets - 100.0%		$1,003,199

JNL Disciplined Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (6.0%) (b)	2,860	$28,743
JNL/Franklin Templeton Global Multisector Bond Fund (2.3%) (b)	3,123	37,070
JNL/Goldman Sachs Emerging Markets Debt Fund (1.5%) (b)	906	11,820
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.2%) (b)	1,049	14,407
JNL/Mellon Capital International Index Fund (6.4%) (b)	9,760	137,033
JNL/Mellon Capital 25 Fund (2.4%) (b)	1,205	22,761
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (27.7%) (b)	2,622	34,406
JNL/Mellon Capital Emerging Markets Index Fund (20.6%) (b)	12,422	124,965
JNL/Mellon Capital Pacific Rim 30 Fund (16.1%) (b)	1,591	23,144
JNL/Mellon Capital S&P 400 MidCap Index Fund (7.5%) (b)	6,142	109,140
JNL/Mellon Capital S&P 500 Index Fund (3.8%) (b)	7,286	102,730
JNL/Mellon Capital Small Cap Index Fund (4.2%) (b)	4,264	69,714
JNL/Neuberger Berman Strategic Income Fund (2.7%) (b)	1,105	11,466
JNL/PIMCO Real Return Fund (1.1%) (b)	1,733	20,763

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/PIMCO Total Return Bond Fund (0.6%) (b)	2,706	34,632
JNL/PPM America Floating Rate Income Fund (1.2%) (b)	1,571	17,097
JNL/PPM America High Yield Bond Fund (1.0%) (b)	3,092	23,156
JNL/PPM America Total Return Fund (5.3%) (b)	2,718	31,639
JNL/S&P Competitive Advantage Fund (8.7%) (b)	7,292	120,546
JNL/S&P Dividend Income & Growth Fund (3.6%) (b)	6,677	90,878
JNL/S&P Intrinsic Value Fund (6.4%) (b)	5,445	80,147
Total Investment Companies (cost $1,013,243)		1,146,257
Total Investments - 100.0% (cost $1,013,243)		1,146,257
Other Assets and Liabilities, Net - (0.0%)		(159)
Total Net Assets - 100.0%		$1,146,098

JNL Disciplined Growth Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (1.1%) (b)	550	$5,529
JNL/Franklin Templeton Global Multisector Bond Fund (0.6%) (b)	782	9,287
JNL/Goldman Sachs Emerging Markets Debt Fund (0.6%) (b)	361	4,705
JNL/Mellon Capital International Index Fund (3.3%) (b)	4,986	69,997
JNL/Mellon Capital 25 Fund (1.2%) (b)	611	11,536
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (15.1%) (b)	1,430	18,757
JNL/Mellon Capital Emerging Markets Index Fund (12.1%) (b)	7,277	73,212
JNL/Mellon Capital Pacific Rim 30 Fund (8.2%) (b)	813	11,831
JNL/Mellon Capital S&P 400 MidCap Index Fund (3.6%) (b)	2,900	51,532
JNL/Mellon Capital S&P 500 Index Fund (1.1%) (b)	2,157	30,418
JNL/Mellon Capital Small Cap Index Fund (2.0%) (b)	2,047	33,465
JNL/PIMCO Total Return Bond Fund (0.1%) (b)	557	7,133
JNL/PPM America Floating Rate Income Fund (0.2%) (b)	209	2,270
JNL/PPM America High Yield Bond Fund (0.4%) (b)	1,244	9,319
JNL/PPM America Total Return Fund (1.6%) (b)	810	9,426
JNL/S&P Competitive Advantage Fund (3.7%) (b)	3,113	51,451
JNL/S&P Dividend Income & Growth Fund (1.3%) (b)	2,435	33,144
JNL/S&P Intrinsic Value Fund (3.0%) (b)	2,530	37,246
Total Investment Companies (cost $413,778)		470,258
Total Investments - 100.0% (cost $413,778)		470,258
Other Assets and Liabilities, Net - (0.0%)		(75)
Total Net Assets - 100.0%		$470,183

JNL/AQR Managed Futures Strategy Fund (v)

SHORT TERM INVESTMENTS - 97.2%

Investment Companies - 57.0%
JNL Money Market Fund, 0.01% (a) (h)	132,277	$132,277
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	110,515	110,515
		242,792
Treasury Securities - 40.2%
U.S. Treasury Bill
0.04%, 10/17/13	$139,450	139,447
0.01%, 12/12/13	31,790	31,790
		171,237
Total Short Term Investments (cost $414,022)		414,029
Total Investments - 97.2% (cost $414,022)		414,029
Other Assets and Liabilities, Net - 2.8%		11,737
Total Net Assets - 100.0%		$425,766

JNL/BlackRock Commodity Securities Strategy Fund

COMMON STOCKS - 75.6%

ENERGY - 70.3%
Anadarko Petroleum Corp.	331	$30,788
Apache Corp.	281	23,884
Baker Hughes Inc.	263	12,917
Berry Petroleum Co. - Class A	95	4,103
Cabot Oil & Gas Corp. - Class A	954	35,597
Cameron International Corp. (c)	453	26,432
Canadian Natural Resources Ltd.	501	15,757
Carrizo Oil & Gas Inc. (c)	152	5,684
Cenovus Energy Inc.	318	9,502
Chevron Corp.	363	44,045
Cimarex Energy Co.	114	11,012
CNOOC Ltd. - ADR (e)	31	6,318
Coastal Energy Co.	684	12,598
ConocoPhillips	145	10,094
CONSOL Energy Inc.	152	5,120
Crew Energy Inc.	580	3,144
Devon Energy Corp.	470	27,119
Dresser-Rand Group Inc. (c)	478	29,856
Dril-Quip Inc. (c)	201	23,112
EnCana Corp.	201	3,467
Ensco Plc - Class A	365	19,630
EOG Resources Inc.	413	69,913
EQT Corp.	237	21,035
Exxon Mobil Corp.	478	41,096
FMC Technologies Inc. (c)	645	35,772
Forum Energy Technologies Inc. (c)	82	2,217
Frank’s International NV	244	7,294
Halliburton Co.	461	22,199
Helmerich & Payne Inc.	257	17,728
Hess Corp.	201	15,508
Husky Energy Inc. (e)	169	4,854
Kosmos Energy Ltd. (c)	427	4,389
Legacy Oil + Gas Inc.	224	1,437
Marathon Oil Corp.	377	13,141
Marathon Petroleum Corp.	183	11,800
MEG Energy Corp.	100	3,442

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Murphy Oil Corp.	349	21,078
Murphy USA Inc. (c)	87	3,529
National Oilwell Varco Inc.	559	43,627
Newfield Exploration Co. (c)	157	4,304
Noble Corp.	386	14,584
Noble Energy Inc.	428	28,692
Occidental Petroleum Corp.	362	33,815
Paramount Resources Ltd. - Class A	38	1,338
Peabody Energy Corp.	317	5,464
Phillips 66	118	6,806
Pioneer Natural Resources Co.	153	28,796
Range Resources Corp.	380	28,860
Rowan Cos. Plc - Class A (c)	129	4,728
Saipem SpA	234	5,076
Schlumberger Ltd.	367	32,429
Southwestern Energy Co. (c)	198	7,193
Suncor Energy Inc.	874	31,265
Talisman Energy Inc.	1,112	12,755
Technip SA - ADR	547	16,101
Total SA - ADR (e)	235	13,605
Transocean Ltd.	109	4,843
Trican Well Service Ltd. (e)	180	2,453
Uranium Energy Corp. (c) (q)	366	823
Valero Energy Corp.	198	6,765
Weatherford International Ltd. (c)	192	2,938
Whiting Petroleum Corp. (c)	255	15,255
Williams Cos. Inc.	147	5,346
		1,014,472
MATERIALS - 5.3%
BHP Billiton Ltd.	161	5,364
E.I. du Pont de Nemours & Co.	114	6,692
Eldorado Gold Corp.	1,042	7,028
First Quantum Minerals Ltd.	624	11,620
Franco-Nevada Corp.	159	7,214
Goldcorp Inc.	348	9,063
HudBay Minerals Inc. (e)	338	2,763
Newcrest Mining Ltd.	386	4,242
Newmont Mining Corp.	75	2,108
Praxair Inc.	47	5,591
Southern Copper Corp.	358	9,743
Vale SA - ADR (e)	373	5,829
		77,257
Total Common Stocks (cost $941,549)		1,091,729

COMMODITY INDEXED STRUCTURED NOTES - 7.1%
Bank of America Corp., Dow Jones-UBS Commodity Index 3 Month Forward Total Return commodity linked note, 0.20%, 06/27/14 (i)	$15,500	13,613
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.19%, 12/04/13 (i)	12,000	8,134
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.19%, 09/15/14 (i)	7,000	7,393
JPMorgan Chase, Dow Jones-UBS Commodity Index Forward Total Return commodity linked note, 0.19%, 08/04/14 (i)	4,000	4,261
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.19%, 07/14/14 (i)	11,500	10,204
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.18%, 09/03/14 (i)	6,000	6,080
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.19%, 09/15/14 (i)	10,500	11,376
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.19%, 11/29/13 (i)	9,000	6,193
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.18%, 12/05/13 (i)	6,500	4,730
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.19%, 02/14/14 (i)	15,000	10,919
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.20%, 07/10/14 (i)	20,500	19,006
Total Commodity Indexed Structured Notes (cost $117,500)		101,909

SHORT TERM INVESTMENTS - 18.7%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	14,132	14,132

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	20,615	20,615

Treasury Securities - 16.3%
U.S. Treasury Bill
0.02%, 10/03/13	$201,600	201,599
0.01%, 11/21/13	13,400	13,400
0.01%, 12/12/13	20,000	20,000
		234,999
Total Short Term Investments (cost $269,744)		269,746
Total Investments - 101.4% (cost $1,328,793)		1,463,384
Other Assets and Liabilities, Net - (1.4%)		(20,494)
Total Net Assets - 100.0%		$1,442,890

JNL/BlackRock Global Allocation Fund (v)

COMMON STOCKS - 58.7%

CONSUMER DISCRETIONARY - 6.0%
Aisin Seiki Co. Ltd.	41	$1,736
Amazon.com Inc. (c)	12	3,755
Barratt Developments Plc	240	1,196
Bayerische Motoren Werke AG	20	2,161
Benesse Corp.	19	695
BorgWarner Inc.	19	1,886
Bridgestone Corp.	114	4,185
Carnival Corp.	34	1,104
Charter Communications Inc. - Class A (c)	27	3,644
Cheng Shin Rubber Industry Co. Ltd.	476	1,245
Coach Inc.	72	3,924
Comcast Corp. - Class A	221	9,978
Daihatsu Motor Co. Ltd. (e)	61	1,176
Delphi Automotive Plc	27	1,552
Delta Topco Ltd. (c) (f) (q)	2,155	1,531
Denso Corp.	60	2,825
DISH Network Corp. - Class A	10	470
Dongfeng Motor Group Co. Ltd. - Class H	355	540
Eutelsat Communications Group SA	26	815
Expedia Inc.	2	126
Ford Motor Co.	353	5,947
Fuji Heavy Industries Ltd.	398	11,091
Futaba Industrial Co. Ltd. (c) (e)	68	281

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
General Motors Co. (c)	155	5,579
Guinness Peat Group Plc (c)	214	101
Honda Motor Co. Ltd.	128	4,885
Hyundai Motor Co.	14	3,177
International Game Technology	31	585
Johnson Controls Inc.	40	1,643
Kabel Deutschland Holding AG	34	4,044
Lear Corp.	3	200
Liberty Media Corp. - Class A (c)	29	4,304
LVMH Moet Hennessy Louis Vuitton SA	12	2,401
Macy’s Inc.	3	113
Manchester United Plc - Class A (c) (e)	73	1,262
Mattel Inc.	60	2,523
McDonald’s Corp.	63	6,077
Mediaset SpA (c)	434	1,760
MRV Engenharia e Participacoes SA	316	1,289
Nitori Co. Ltd.	21	1,896
Pearson Plc	33	668
Pulte Homes Inc.	101	1,674
Rakuten Inc.	139	2,116
Rinnai Corp. (e)	19	1,375
Ross Stores Inc.	2	116
RTL Group SA	24	2,472
Ryohin Keikaku Co. Ltd.	25	2,296
Shaw Communications Inc. - Class B (e)	123	2,854
Singapore Press Holdings Ltd. (e)	105	344
Suzuki Motor Corp.	227	5,466
Taylor Wimpey Plc	719	1,168
Time Warner Cable Inc.	20	2,229
Toyota Industries Corp.	114	4,936
Toyota Motor Corp.	67	4,297
TRW Automotive Holdings Corp. (c)	29	2,054
Williams-Sonoma Inc.	19	1,093
WPP Plc	48	987
Wyndham Worldwide Corp.	2	123
Yamada Denki Co. Ltd. (e)	611	1,808
Yulon Motor Co. Ltd.	560	938
Zhongsheng Group Holdings Ltd. (e)	752	1,185
Zon Optimus SGPS SA	191	1,135
		145,036
CONSUMER STAPLES - 4.4%
Anheuser-Busch InBev NV	28	2,781
Beam Inc.	11	700
Beiersdorf AG	23	2,075
Casino Guichard Perrachon SA	10	1,070
Chaoda Modern Agriculture Holdings Ltd. (c) (f) (q)	604	69
Church & Dwight Co. Inc.	17	1,032
Coca-Cola Co.	228	8,642
Colgate-Palmolive Co.	78	4,642
Constellation Brands Inc. - Class A (c)	5	286
Cosan Ltd. - Class A	147	2,258
CVS Caremark Corp.	72	4,103
Diageo Plc	22	703
Diageo Plc - ADR	28	3,590
Dr. Pepper Snapple Group Inc.	16	739
Energizer Holdings Inc.	3	280
Fomento Economico Mexicano SAB de CV - ADR	12	1,124
General Mills Inc.	65	3,120
Hillshire Brands Co.	86	2,657
Hypermarcas SA	245	1,964
Kao Corp.	35	1,080
Kimberly-Clark Corp.	29	2,715
Kirin Holdings Co. Ltd.	88	1,283
Kroger Co.	4	163
Mead Johnson Nutrition Co.	54	3,982
Nestle SA	177	12,354
PepsiCo Inc.	95	7,566
Procter & Gamble Co.	140	10,594
SABMiller Plc	34	1,742
SLC Agricola SA	112	1,098
Suntory Beverage & Food Ltd	63	2,108
Tesco Plc	274	1,594
Unicharm Corp. (e)	24	1,381
Unilever NV - ADR	15	584
Unilever NV - CVA	134	5,115
Unilever Plc	46	1,779
Unilever Plc - ADR	17	660
Wal-Mart Stores Inc.	106	7,875
		105,508
ENERGY - 6.3%
Anadarko Petroleum Corp.	104	9,678
Athabasca Oil Corp. (e)	299	2,276
BG Group Plc	390	7,450
BP Plc	221	1,550
BP Plc - ADR	61	2,562
Canadian Natural Resources Ltd.	88	2,769
Chevron Corp.	60	7,332
Cobalt International Energy Inc. (c)	61	1,526
Devon Energy Corp.	45	2,571
Diamond Offshore Drilling Inc. (e)	2	116
Dresser-Rand Group Inc. (c)	57	3,535
ENI SpA (e)	354	8,143
EOG Resources Inc.	20	3,422
Helmerich & Payne Inc.	2	158
INPEX Corp.	263	3,111
KazMunaiGas Exploration Production JSC - GDR	133	1,977
Kunlun Energy Co. Ltd. (e)	802	1,123
Marathon Oil Corp.	310	10,823
Marathon Petroleum Corp.	140	8,986
Murphy Oil Corp.	4	267
Murphy USA Inc. (c)	1	45
National Oilwell Varco Inc.	96	7,518
Occidental Petroleum Corp.	71	6,626
Petroleo Brasileiro SA - Petrobras - ADR	177	2,736
Phillips 66	91	5,266
QEP Resources Inc.	93	2,567
Schlumberger Ltd.	115	10,148
SM Energy Co.	39	3,016
StatoilHydro ASA	218	4,943
Suncor Energy Inc.	223	7,965
Suncor Energy Inc.	5	196
Technip SA	38	4,493
Tenaris SA - ADR (e)	32	1,476
Total SA	78	4,494
Total SA - ADR (e)	72	4,188
Valero Energy Corp.	5	156
Vallares Plc (c)	126	1,908
Whiting Petroleum Corp. (c)	63	3,777
		150,893
FINANCIALS - 10.3%
ACE Ltd.	72	6,753
AFLAC Inc.	44	2,701
Allianz SE	25	3,892
American Capital Agency Corp.	60	1,351
American Express Co. (o)	76	5,766
American International Group Inc.	45	2,180
American Tower Corp.	43	3,166
Ameriprise Financial Inc.	2	143
Arch Capital Group Ltd. (c)	19	1,054
AXA SA	151	3,511

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Axis Capital Holdings Ltd.	7	285
Banco Bilbao Vizcaya Argentaria SA (e)	173	1,931
Banco Santander Brasil SA - ADR	187	1,300
Banco Santander Chile - ADR	40	1,056
Banco Santander SA	321	2,619
Bank of America Corp.	573	7,910
Bank of New York Mellon Corp.	78	2,361
Bank of Nova Scotia (e)	34	1,945
BB&T Corp.	102	3,438
Berkshire Hathaway Inc. - Class B (c)	41	4,668
BNP Paribas	119	8,046
BR Malls Participacoes SA	83	755
Brookfield Asset Management Inc. - Class A	64	2,398
Capital One Financial Corp.	55	3,783
CapitaLand Ltd. (e)	1,093	2,694
Chubb Corp.	23	2,064
Citigroup Inc.	139	6,737
CNA Financial Corp.	4	166
Commonwealth Bank of Australia	10	697
Credit Suisse Group AG	67	2,051
Cyrela Brazil Realty SA	185	1,397
Daito Trust Construction Co. Ltd.	13	1,291
Deutsche Bank AG	111	5,087
Deutsche Boerse AG	23	1,699
Discover Financial Services	84	4,251
Equity Residential	55	2,951
Fibra Uno Administracion SA de CV	277	769
Goldman Sachs Group Inc.	27	4,342
HSBC Holdings Plc	768	8,307
ING Groep NV - CVA (c)	281	3,194
Intesa Sanpaolo SpA	1,493	3,089
JPMorgan Chase & Co.	260	13,430
Lincoln National Corp.	6	234
Link REIT	511	2,497
Lloyds Banking Group Plc (c)	4,010	4,775
M&T Bank Corp.	22	2,489
MetLife Inc.	70	3,277
Mitsubishi UFJ Financial Group Inc.	484	3,104
Morgan Stanley	61	1,654
MS&AD Insurance Group Holdings	87	2,286
Muenchener Rueckversicherungs AG	2	331
National Australia Bank Ltd.	24	773
NKSJ Holdings Inc. (e)	43	1,096
Northern Trust Corp.	28	1,500
Oversea-Chinese Banking Corp. Ltd.	301	2,473
Platinum Underwriters Holdings Ltd.	11	685
Progressive Corp.	90	2,455
Prudential Financial Inc.	29	2,285
QBE Insurance Group Ltd.	129	1,761
Reinsurance Group of America Inc.	2	101
RenaissanceRe Holdings Ltd.	12	1,062
RHJ International (c)	26	135
RHJ International - ADR (c)	5	28
Sberbank of Russia	794	2,396
Simon Property Group Inc.	18	2,689
Societe Generale	41	2,029
Sony Financial Holdings Inc.	126	2,317
St. Joe Co. (c) (e)	266	5,209
State Street Corp.	60	3,942
Sumitomo Mitsui Financial Group Inc. (e)	136	6,605
Sun Hung Kai Properties Ltd.	235	3,199
Svenska Handelsbanken AB - Class A	78	3,332
TF Administradora Industrial S de RL de CV (e)	724	1,438
Tokio Marine Holdings Inc.	267	8,750
Torchmark Corp.	2	153
Toronto-Dominion Bank NY	16	1,432
Travelers Cos. Inc.	40	3,422
U.S. Bancorp	134	4,892
UBS AG	114	2,344
Unibail-Rodamco SE	5	1,283
UniCredit SpA	474	3,025
Unum Group	8	248
Wells Fargo & Co.	334	13,785
Westpac Banking Corp.	24	728
XL Group Plc	128	3,932
		249,379
HEALTH CARE - 8.0%
Abbott Laboratories	66	2,186
AbbVie Inc.	134	5,982
Aetna Inc.	64	4,119
Agilent Technologies Inc.	83	4,243
Al Noor Hospitals Group Plc (c)	120	1,586
Allergan Inc.	27	2,465
AmerisourceBergen Corp.	5	297
Amgen Inc.	35	3,909
Ariad Pharmaceuticals Inc. (c)	50	915
Astellas Pharma Inc.	28	1,415
AstraZeneca Plc	75	3,914
Bangkok Dusit Medical Services PCL	446	1,800
Baxter International Inc.	40	2,639
Becton Dickinson & Co.	3	345
Biogen Idec Inc. (c)	14	3,454
Bristol-Myers Squibb Co.	75	3,473
Cardinal Health Inc.	100	5,229
Celgene Corp. (c)	36	5,508
Covidien Plc	76	4,636
Cubist Pharmaceuticals Inc. (c)	26	1,626
DaVita HealthCare Partners Inc. (c)	37	2,095
Envision Healthcare Holdings Inc. (c)	47	1,229
Express Scripts Holding Co. (c)	30	1,878
Fresenius SE	32	3,940
Gilead Sciences Inc. (c)	86	5,432
GlaxoSmithKline Plc - ADR	3	131
HCA Holdings Inc.	109	4,661
HealthSouth Corp.	48	1,664
Humana Inc.	43	4,039
IHH Healthcare Bhd (c)	3,399	4,328
Intuitive Surgical Inc. (c)	2	848
Johnson & Johnson	19	1,614
Life Healthcare Group Holdings Ltd.	355	1,265
McKesson Corp.	34	4,398
Medtronic Inc.	58	3,065
Merck & Co. Inc.	129	6,125
Mesoblast Ltd. (c)	209	1,114
Mettler-Toledo International Inc. (c)	7	1,707
NMC Health Plc	203	1,076
Novartis AG	69	5,284
Otsuka Holdings Co. Ltd.	45	1,308
PerkinElmer Inc.	47	1,771
Perrigo Co. (e)	16	1,933
Pfizer Inc.	522	14,980
Raffles Medical Group Ltd.	344	864
Roche Holding AG	50	13,516
Sanofi SA	100	10,093
Sanofi SA - ADR	2	109
Ship Healthcare Holdings Inc.	17	663
Shire Plc	104	4,180
Siloam International Hospitals Tbk PT (c)	1,240	1,114
Sino Biopharmaceutical	680	461
Sinopharm Group Co. Ltd. - Class H (e)	496	1,245
Stryker Corp.	5	326
Tenet Healthcare Corp. (c)	42	1,729
Thermo Fisher Scientific Inc.	51	4,730
UnitedHealth Group Inc.	67	4,808
Universal Health Services Inc. - Class B	87	6,493

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Valeant Pharmaceuticals International Inc. (c)	10	1,093
Vertex Pharmaceuticals Inc. (c)	22	1,675
Waters Corp. (c)	26	2,727
WellPoint Inc.	25	2,095
		193,547
INDUSTRIALS - 7.8%
3M Co.	32	3,826
Andritz AG	12	691
Asciano Group	379	2,064
Avery Dennison Corp.	28	1,215
Beijing Enterprises Holdings Ltd. (e)	653	4,721
Canadian National Railway Co. (e)	23	2,302
Canadian Pacific Railway Ltd.	9	1,143
Cie de Saint-Gobain	109	5,393
CNH Industrial NV (c)	625	7,818
Cummins Inc.	14	1,866
Cummins India Ltd.	160	1,044
Daikin Industries Ltd.	40	2,108
Danaher Corp.	38	2,628
East Japan Railway Co.	65	5,559
Eaton Corp. Plc	64	4,422
European Aeronautic Defence & Space Co. NV	134	8,516
Fanuc Ltd.	7	1,193
Fastenal Co.	42	2,095
FedEx Corp.	24	2,749
General Dynamics Corp.	3	256
General Electric Co.	568	13,567
Haitian International Holdings Ltd. (e)	382	879
IHI Corp.	346	1,463
Invensys Plc	237	1,908
Japan Airlines Co. Ltd.	58	3,496
JGC Corp.	129	4,670
KBR Inc.	36	1,182
Keppel Corp. Ltd.	258	2,147
Kubota Corp.	325	4,722
L-3 Communications Holdings Inc.	2	169
Mitsubishi Corp. (e)	196	3,971
Mitsubishi Electric Corp.	113	1,192
Mitsubishi Heavy Industries Ltd.	228	1,315
Mitsui & Co. Ltd. (e)	612	8,921
Northrop Grumman Systems Corp.	5	479
Novorossiysk Commercial Sea Port PJSC - GDR (e)	115	928
Okumura Corp.	259	1,127
PACCAR Inc.	39	2,151
Parker Hannifin Corp.	1	159
Precision Castparts Corp.	19	4,379
Qualicorp SA (c)	144	1,306
Raytheon Co.	6	483
Rockwell Automation Inc.	55	5,830
Safran SA	191	11,757
Samsung Heavy Industries Co. Ltd.	32	1,269
Siemens AG	96	11,610
Stanley Black & Decker Inc.	3	236
Sumitomo Corp.	88	1,193
Sumitomo Electric Industries Ltd.	116	1,680
Textron Inc.	42	1,155
Toda Corp.	330	1,129
Union Pacific Corp.	49	7,656
United Continental Holdings Inc. (c)	204	6,266
United Parcel Service Inc. - Class B	38	3,466
United Technologies Corp.	95	10,258
Valmont Industries Inc.	2	345
West Japan Railway Co.	24	1,046
Yuanda China Holdings Ltd.	4,790	378
		187,497
INFORMATION TECHNOLOGY - 7.2%
Accenture Plc - Class A	2	140
Activision Blizzard Inc.	138	2,300
Adobe Systems Inc. (c)	11	585
Alliance Data Systems Corp. (c)	3	620
Amdocs Ltd.	4	151
Apple Inc.	—	186
Atos Origin SA	31	2,426
Avnet Inc.	9	360
CA Inc.	8	231
Canon Inc.	80	2,570
Cap Gemini SA	24	1,434
Check Point Software Technologies Ltd. (c)	2	120
Cielo SA	91	2,462
Cisco Systems Inc.	122	2,855
Citrix Systems Inc. (c)	51	3,617
Computer Sciences Corp.	10	499
Corning Inc.	172	2,512
eBay Inc. (c)	68	3,803
Electronic Arts Inc. (c)	188	4,814
EMC Corp.	362	9,241
Facebook Inc. - Class A (c)	50	2,518
Fidelity National Information Services Inc.	4	196
Freescale Semiconductor Ltd. (c) (e)	275	4,575
Google Inc. - Class A (c)	22	19,482
Hitachi Ltd.	506	3,351
Hoya Corp.	139	3,278
Intuit Inc.	2	136
KLA-Tencor Corp.	2	123
Kyocera Corp.	29	1,546
MasterCard Inc. - Class A	20	13,434
Microsoft Corp.	312	10,402
Motorola Solutions Inc.	6	353
Murata Manufacturing Co. Ltd. (e)	34	2,582
Nintendo Co. Ltd. (e)	18	2,039
Oracle Corp.	491	16,298
QUALCOMM Inc.	169	11,363
Red Hat Inc. (c)	46	2,109
Rohm Co. Ltd.	39	1,600
Samsung Electronics Co. Ltd.	10	12,903
Symantec Corp.	10	235
TE Connectivity Ltd.	4	192
TIBCO Software Inc. (c)	164	4,188
Twitter Inc. Private Placement (c) (f) (q)	102	2,496
Visa Inc. - Class A	78	14,908
VMware Inc. - Class A (c)	35	2,846
Western Digital Corp.	3	205
		174,284
MATERIALS - 4.5%
Agrium Inc.	27	2,240
Akzo Nobel NV	22	1,432
Antofagasta Plc	179	2,374
Arkema SA	10	1,077
Asahi Kasei Corp.	264	1,995
BASF SE	15	1,402
BHP Billiton Plc	227	6,682
Boliden AB	73	1,100
CF Industries Holdings Inc.	2	340
Cheil Industries Inc.	12	1,002
China Blue Chemical Ltd. - Class H	1,456	859
Crown Holdings Inc. (c)	55	2,325
Detour Gold Corp.	44	373
Eastman Chemical Co.	2	182
Eldorado Gold Corp.	184	1,239
First Quantum Minerals Ltd.	142	2,638
FMC Corp.	76	5,453

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Fortescue Metals Group Ltd.	158	704
Freeport-McMoRan Copper & Gold Inc.	140	4,642
Glencore International Plc	143	776
Goldcorp Inc.	233	6,063
HeidelbergCement AG	17	1,318
Hitachi Chemical Co. Ltd.	94	1,522
International Paper Co.	5	246
Jiangxi Copper Co. Ltd. - Class H (e)	595	1,175
JSR Corp.	76	1,407
Kinross Gold Corp.	201	1,014
Kinross Gold Corp.	19	97
Koninklijke Philips NV	25	1,904
Kuraray Co. Ltd. (e)	120	1,440
Lanxess AG	46	2,969
Linde AG	16	3,230
Mexichem SAB de CV (e)	256	1,115
Monsanto Co.	38	3,921
Newcrest Mining Ltd.	91	1,005
Newmont Mining Corp.	94	2,655
Nitto Denko Corp. (e)	31	2,028
Orica Ltd.	48	897
Osisko Mining Corp.	191	964
Polyus Gold International Ltd.	275	852
PPG Industries Inc.	3	566
Praxair Inc.	11	1,344
PTT Global Chemical PCL	754	1,801
Rio Tinto Plc	190	9,280
Sealed Air Corp.	71	1,940
Shin-Etsu Chemical Co. Ltd.	82	5,050
Silver Wheaton Corp.	90	2,238
Sociedad Quimica y Minera de Chile SA - ADR	18	540
Southern Copper Corp.	36	973
Syngenta AG	16	6,696
Teck Resources Ltd. - Class B	47	1,249
Ube Industries Ltd.	584	1,102
		107,436
TELECOMMUNICATION SERVICES - 2.3%
Axiata Group Bhd	1,332	2,813
BCE Inc.	22	957
BT Group Plc	652	3,607
Chunghwa Telecom Co. Ltd. - ADR (e)	37	1,183
Crown Castle International Corp. (c)	28	2,079
Deutsche Telekom AG	408	5,903
Far EasTone Telecommunications Co. Ltd.	515	1,284
KDDI Corp. (e)	53	2,734
KT Corp. - ADR	40	674
MTN Group Ltd.	33	635
Nippon Telegraph & Telephone Corp.	33	1,712
Orange	65	820
Philippine Long Distance Telephone Co. - ADR	15	1,004
Rogers Communications Inc. - Class B	35	1,489
Singapore Telecommunications Ltd.	1,120	3,337
SoftBank Corp.	12	826
Swisscom AG	3	1,672
TDC A/S	113	959
Telecom Italia SpA	2,043	1,681
Telefonica Brasil SA - ADR (e)	65	1,457
Telefonica Deutschland Holding AG	175	1,381
Telefonica SA (c)	183	2,845
Telefonica SA - ADR	39	600
Telekom Malaysia Bhd	769	1,236
Telekomunikasi Indonesia Persero Tbk PT - Class B	3,191	580
TELUS Corp.	32	1,061
Vodafone Group Plc	1,002	3,515
Vodafone Group Plc - ADR	106	3,730
Ziggo NV	67	2,722
		54,496
UTILITIES - 1.9%
AES Corp.	176	2,338
American Electric Power Co. Inc.	63	2,714
American Water Works Co. Inc.	57	2,368
Calpine Corp. (c)	157	3,054
CenterPoint Energy Inc.	71	1,705
CMS Energy Corp.	70	1,841
Dominion Resources Inc.	75	4,708
Duke Energy Corp.	41	2,743
National Grid Plc	373	4,402
NextEra Energy Inc.	77	6,198
PPL Corp.	129	3,926
RusHydro Management Co. - ADR	581	913
Scottish & Southern Energy Plc	143	3,413
Sempra Energy	20	1,733
Tokyo Gas Co. Ltd.	810	4,443
		46,499
Total Common Stocks (cost $1,235,393)		1,414,575

PREFERRED STOCKS - 1.3%

CONSUMER DISCRETIONARY - 0.4%
General Motors Co., 4.75%	50	2,494
Grupo Televisa SAB	11	59
Volkswagen AG	28	6,578
		9,131
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	48	2,193

FINANCIALS - 0.4%
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	145	848
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m)	27	1,531
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	47	1,278
Itau Unibanco Holding SA	125	1,767
Royal Bank of Scotland Group Plc, 6.40%, (callable at 25 beginning 11/12/13), Series M (m)	26	549
Royal Bank of Scotland Group Plc, 6.75%, (callable at 25 beginning 11/11/13), Series Q (m)	14	314
Royal Bank of Scotland Group Plc, 7.25%, (callable at 25 beginning 11/11/13), Series T (e) (m)	45	1,062
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (e) (m)	20	539
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	44	1,137
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	1	1,116
		10,141
INDUSTRIALS - 0.1%
United Technologies Corp., 7.50% (e)	21	1,335

INFORMATION TECHNOLOGY - 0.2%
Mobileye NV (f) (q)	55	1,930
Twitter Inc. Private Placement, Convertible Preferred, Series A (c) (f) (q)	1	29

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Twitter Inc. Private Placement, Convertible Preferred, Series D (c) (f) (q)	96	2,338
		4,297
MATERIALS - 0.0%
Cliffs Natural Resources Inc., 7.00%, Class A (e)	48	944

TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA - RNC	162	108

UTILITIES - 0.1%
NextEra Energy Inc., 5.60%	33	1,833
PPL Corp., 8.75%	25	1,327
		3,160
Total Preferred Stocks (cost $28,121)		31,309

TRUST PREFERREDS - 0.3%

FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	88	2,417
GMAC Capital Trust I, 8.13%	105	2,799
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 11/12/13), Series G (m)	42	912
		6,128
HEALTH CARE - 0.0%
Omnicare Capital Trust II, 4.00%	15	1,045

INDUSTRIALS - 0.0%
Continental Airlines Finance Trust II, 6.00%	3	145
Total Trust Preferreds (cost $6,492)		7,318

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c)	173	24
Fiat Industrial SpA (c) (f)	612	1
Total Rights (cost $23)		25

WARRANTS - 0.0%
TFS Corp. Ltd. (c) (f)	105	20
TFS Corp. Ltd. (c) (f) (q)	370	71
Total Warrants (cost $0)		91

PURCHASED OPTIONS - 0.5%
Activison Blizzard Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	94,199	20
Aetna Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	51,774	304
Agnico-Eagle Mines Ltd. Call Option, Strike Price 85, Expiration 01/17/14, DUB	73,451	—
Alcoa Inc. Call Option, Strike Price 15, Expiration 01/18/14, GSI	170,163	3
AngloGold Ashanti Ltd. Call Option, Strike Price 65, Expiration 01/17/14, DUB	87,103	—
Apple Inc. Call Option, Strike Price 410, Expiration 02/21/14, GSI	18,054	1,329
AutoZone Inc. Call Option, Strike Price 550, Expiration 01/18/14, GSI	7,141	2
Barrick Gold Corp. Call Option, Strike Price 80, Expiration 01/18/14	5,168	5
Boston Scientific Corp. Call Option, Strike Price 10, Expiration 01/18/14, GSI	139,581	279
Broadcom Corp. Call Option, Strike Price 55, Expiration 01/18/14, GSI	91,159	—
Call Swaption, 3 month LIBOR versus 1.65%, Expiration 12/27/13, BOA	29,856,000	207
Call Swaption, 3 month LIBOR versus 1.70%, Expiration 12/10/13, GSI	105,060,000	879
Call Swaption, 3 month LIBOR versus 1.70%, Expiration 12/24/13,DUB	20,401,000	165
Call Swaption, 3 month LIBOR versus 1.84% Expiration 12/9/13, BOA	64,415,000	824
Call Swaption, 3 month LIBOR versus 1.85%, Expiration 12/09/13, DUB	45,090,500	594
Caterpillar Inc. Call Option, Strike Price 135, Expiration 01/18/14, GSI	98,757	—
Coeur d’Alene Mines Corp. Call Option, Strike Price 40, Expiration 01/17/14, DUB	34,849	—
Corning Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	189,915	4
Eldorado Gold Corp. Call Option, Strike Price 25, Expiration 01/17/14, DUB	103,416	—
EMC Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	265,885	1
Endeavour Silver Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	27,690	—
First Majestic Silver Corp. Call Option, Strike Price 35, Expiration 01/17/14, DUB	17,496	—
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 34, Expiration 02/24/14,	800	144
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 64, Expiration 01/17/14, GSI	205,108	—
General Electric Co. Call Option, Strike Price 35, Expiration 01/18/14, GSI	379,836	1
Gold Fields Ltd. Call Option, Strike Price 22, Expiration 01/17/14, DUB	213,797	—
Goldcorp Inc. Call Option, Strike Price 80, Expiration 01/18/14	3,232	6
Halliburton Co. Call Option, Strike Price 55, Expiration 01/18/14, GSI	144,338	85
Harmony Gold Mining Co. Ltd. Call Option, Strike Price 15, Expiration 01/17/14, DUB	54,529	—
Hewlett-Packard Co. Call Option, Strike Price 30, Expiration 01/18/14, GSI	379,836	33
Humana Inc. Call Option, Strike Price 105, Expiration 01/18/14, GSI	30,386	42
IAMGOLD Corp. Call Option, Strike Price 30, Expiration 01/17/14, DUB	91,972	—
IBOV Stock Index Put Option, Strike Price BRL 45,503.15, Expiration 10/16/13, GSI	130	—
Intel Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	379,836	1
International Business Machines Corp. Call Option, Strike Price 295, Expiration 01/19/13, GSI	39,503	—
J.C. Penney Co. Inc. Call Option, Strike Price 55, Expiration 01/18/14, GSI	106,352	1
Kinross Gold Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	395,921	4
Korea Stock Exchange Put Option, Strike Price 243.53, Expiration 12/12/13, CIT	59	9
Marvell Technology Group Ltd. Call Option, Strike Price 20, Expiration 01/18/14, GSI	220,305	3
MasterCard Inc. Call Option, Strike Price 660, Expiration 01/18/14, GSI	11,395	449
McDonald’s Corp. Call Option, Strike Price 135, Expiration 01/18/14, GSI	68,370	—
MetLife Inc.Call Option, Strike Price 50, Expiration 01/17/2015	226	95
Monster Beverage Corp. Call Option, Strike Price 105, Expiration 01/18/14, GSI	53,177	—
MSCI Emerging Markets Index Put Option, Strike Price 889.49, Expiration 11/15/13, GSI	8,791	5

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MSCI Emerging Markets Index Put Option, Strike Price 901.68, Expiration 10/18/13, BOA	6,598	—
MSCI Emerging Markets Index Put Option, Strike Price 929.05, Expiration 12/20/13, JPM	7,257	85
NetApp Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	124,586	5
New Gold Inc. Call Option, Strike Price 22, Expiration 01/17/14, DUB	58,659	—
Newmont Mining Corp. Call Option, Strike Price 90, Expiration 01/18/14	4,135	4
Nikkei-225 Stock Average Put Option, Strike Price JPY 13,125.85, Expiration 10/11/13, CIT	135,779	22
Nikkei-225 Stock Average Put Option, Strike Price JPY 13,500.00, Expiration 10/11/13, BNP	69,220	28
Nikkei-225 Stock Average Put Option, Strike Price JPY 13,745.85, Expiration 10/11/13, JPM	78,880	49
NovaGold Resources Inc. Call Option, Strike Price 12, Expiration 01/17/14, DUB	54,207	—
Pan American Silver Corp. Call Option, Strike Price 50, Expiration 01/17/14, DUB	98,904	—
Prudential Financial Inc. Call Option, Strike Price 82.50, Expiration 01/17/15	148	110
Put Swaption, 6 month Japanese Yen LIBOR versus 1.07% fixed, Expiration 04/04/18, DUB	489,328,000	104
Qualcomm Inc. Call Option, Strike Price 95, Expiration 01/18/14, GSI	151,932	5
Randgold Resources Ltd. Call Option, Strike Price 165, Expiration 01/17/14, DUB	13,351	—
Royal Gold Inc. Call Option, Strike Price 125, Expiration 01/17/14, DUB	13,156	—
S&P 500 Index Put Option, Strike Price 1,630, Expiration 10/19/13	229	195
S&P 500 Index Put Option, Strike Price 1,630, Expiration 11/16/13	51	99
S&P 500 Index Put Option, Strike Price 1,635, Expiration 10/19/13	181	186
S&P 500 Index Put Option, Strike Price 1,665, Expiration 10/31/13, CSI	15,510	396
S&P 500 Index Put Option, Strike Price 1,670, Expiration 11/15/13, CSI	8,800	280
S&P 500 Index Put Option, Strike Price 1,680, Expiration 11/15/13, CSI	15,439	544
S&P 500 Index Put Option, Strike Price 1,685, Expiration 11/16/13	332	1,232
Seabridge Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	8,663	—
Silver Standard Resources Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	24,214	—
Silver Wheaton Corp. Call Option, Strike Price 55, Expiration 01/17/14, DUB	99,325	2
Silvercorp Metals Inc. Call Option, Strike Price 15, Expiration 01/17/14, DUB	56,485	—
Staples Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	334,256	13
Starwood Hotels & Resorts Call Option, Strike Price 85, Expiration 01/18/14, GSI	22,790	3
Stillwater Mining Co. Call Option, Strike Price 25, Expiration 01/17/14, DUB	63,347	—
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,153.54, Expiration 06/13/14, BOA	4,818	488
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,164.04, Expiration 05/09/14, JPM	5,962	533
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,143.74, Expiration 07/11/14, GSC	534,900	573
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,157.50, Expiration 04/11/14, UBS	709,104	603
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,218.10, Expiration 12/13/13, GSI	526,192	181
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,246.74, Expiration 09/12/14, CIT	668,644	466
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,271.41, Expiration 03/14/14, BNP	680,353	249
United Technologies Corp. Call Option, Strike Price 120, Expiration 01/18/14, GSI	57,735	39
UnitedHealth Group Inc. Call Option, Strike Price 85, Expiration 01/18/14, GSI	75,966	24
USD versus JPY Put Option, Strike Price 96.70, Expiration 12/20/13, CSI	23,658,000	334
USD versus JPY Put Option, Strike Price 96.75, Expiration 12/26/13, DUB	11,829,000	178
Visa Inc. Call Option, Strike Price 190, Expiration 01/18/14, GSI	34,944	348
Western Union Co. Call Option, Strike Price 25, Expiration 01/18/14, GSI	53,177	1
Yamana Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	237,746	1
Yum! Brands Inc. Call Option, Strike Price 100, Expiration 01/18/14, GSI	53,177	—
Total Purchased Options (cost $17,470)		12,874

INVESTMENT COMPANIES - 1.3%
ETFS Gold Trust (c)	16	2,046
ETFS Physical Palladium Trust (c)	18	1,306
ETFS Platinum Trust (c)	16	2,141
iShares Gold Trust Fund (a) (c)	435	5,612
Market Vectors Gold Miners ETF	208	5,202
SPDR Gold Trust (c)	123	15,820
Total Investment Companies (cost $37,906)		32,127

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Large Loan Trust REMIC, 2.48%, 11/15/15 (i) (r)	$2,851	2,853
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,850)		2,853

CORPORATE BONDS AND NOTES - 6.8%

CONSUMER DISCRETIONARY - 1.0%
Cablevision Systems Corp., 5.88%, 09/15/22 (e)	503	493
Daimler Finance North America LLC
0.84%, 01/09/15 (i) (r)	1,662	1,668
1.30%, 07/31/15 (r)	251	252
Delta Debtco Ltd. Term Loan, 9.25%, 10/30/19 (i) (q)	2,717	2,829
Delta Topco Ltd., 10.00%, 02/25/18 (f) (q)	1,782	1,782
Hilton Worldwide Inc. Term Loan B (i)	8,072	8,057
Nara Cable Funding Ltd.
8.88%, 12/01/18 (r), EUR	1,139	1,641
8.88%, 12/01/18 (r)	248	262

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
8.88%, 12/01/18 (r)	854	892
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	990
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	500	474
Univision Communications Inc. New 1st Lien Term Loans, 4.50%, 03/01/20 (i)	1,990	1,979
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (y), EUR	2,700	4,028
		25,347
CONSUMER STAPLES - 0.2%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	1,029	1,025
BAT International Finance Plc, 2.13%, 06/07/17 (r)	1,325	1,347
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q) (y), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (q) (y)	100	10
Olam International Ltd., 6.00%, 10/15/16 (q) (y)	1,700	1,631
REI Agro Ltd.
5.50%, 11/13/14 (q) (y)	628	427
5.50%, 11/13/14 (q)	185	126
		4,569
ENERGY - 0.8%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (e) (r)	801	517
Cobalt International Energy Inc., 2.63%, 12/01/19 (e) (y)	2,882	3,048
Consol Energy Inc., 8.00%, 04/01/17	1,890	2,008
Drillships Financing Holding Inc. Term Loan B-1 (i)	1,181	1,191
Drillships Financing Holding Inc. Term Loan B-2, 5.50%, 03/10/14 (i)	590	597
Essar Energy Investment Ltd., 4.25%, 12/17/17 (f) (r)	1,500	1,222
Fieldwood Energy LLC 2nd Lien Term Loan, 7.13%, 10/01/17 (i)	1,760	1,753
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	1,026	1,044
OGX Austria GmbH, 8.50%, 06/01/18 (e) (r)	6,889	1,102
Petrobras Global Finance BV
2.00%, 05/20/16	752	747
2.41%, 01/15/19 (i)	3,624	3,555
Reliance Holdings USA Inc.
4.50%, 10/19/20 (r)	525	518
5.40%, 02/14/22 (r)	250	251
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (r)	816	782
TNK-BP Finance SA
7.50%, 07/18/16 (e) (r)	500	559
7.50%, 07/18/16 (q)	100	112
6.63%, 03/20/17 (r)	468	514
		19,520
FINANCIALS - 2.6%
Ally Financial Inc.
4.50%, 02/11/14	805	812
3.50%, 07/18/16	1,300	1,313
Banco Bradesco SA, 4.50%, 01/12/17 (e) (r)	1,534	1,588
Banco Del Estado De Chile, 2.03%, 04/02/15	1,350	1,375
Banco Santander Chile, 2.13%, 06/07/18 (i) (r)	1,850	1,859
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22 (e) (r)	835	766
Bank of America Corp.
2.00%, 01/11/18	1,689	1,661
1.32%, 03/22/18 (e) (i)	996	999
CapitaLand Ltd.
2.10%, 11/15/16 (q) (y), SGD	2,750	2,166
2.95%, 06/20/22 (q) (y), SGD	5,250	4,174
1.95%, 10/17/23 (r) (y), SGD	2,250	1,812
CIT Group Inc., 4.75%, 02/15/15 (e) (r)	1,279	1,324
Citigroup Inc., 5.95%, (callable at 100 beginning 01/30/23) (i) (m)	870	811
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17 (e)	1,871	1,991
3.95%, 11/09/22	623	598
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (e) (q) (y)	1,106	1,175
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (r) (y)	4,033	3,970
9.00%, 10/31/17 (r)	3,892	3,853
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (e) (i) (m) (r)	89	89
Export-Import Bank of Korea, 1.25%, 11/20/15	640	640
Ford Motor Credit Co. LLC
1.52%, 05/09/16 (i)	207	210
2.38%, 01/16/18	1,413	1,402
Forest City Enterprises Inc., 4.25%, 08/15/18 (e) (y)	1,255	1,395
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (i) (m)	1,600	1,616
5.55%, 05/04/20	1,225	1,388
GNL Quintero SA Term Loan, 1.28%, 06/20/23 (i) (q)	1,048	876
HSBC USA Inc., 1.63%, 01/16/18	1,425	1,397
Hyundai Capital America
1.63%, 10/02/15 (r)	338	339
2.13%, 10/02/17 (e) (r)	830	828
ICICI Bank Ltd., 4.70%, 02/21/18 (r)	618	615
Intesa Sanpaolo SpA, 3.13%, 01/15/16 (e)	1,821	1,819
JPMorgan Chase & Co, 5.15%, (callable at 100 beginning 05/01/23) (i) (m)	2,571	2,250
Lloyds Bank Plc, 13.00%, (callable at 100 beginning 01/22/29) (m), GBP	2,025	4,967
Morgan Stanley, 7.30%, 05/13/19	801	959
Nordea Bank AB, 3.13%, 03/20/17 (e) (r)	1,002	1,047
Numericable Finance & Co. SCA, 12.38%, 02/15/19 (r), EUR	100	161
Pyrus Ltd.
7.50%, 12/20/15 (q) (y)	1,200	1,618
7.50%, 12/20/15 (q) (y)	400	539
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22 (r)	1,278	1,192
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (q)	800	810
UBS AG, 5.88%, 12/20/17	624	720
USB Capital IX, 3.50%, (callable at 100 beginning 11/29/13) (i) (m)	1,359	1,033
Wharf Finance Ltd., 2.30%, 06/07/14 (y), HKD	8,000	1,053
Zeus Cayman II, 0.00%, 08/18/16 (j) (q) (y), JPY	50,000	745
		61,955
HEALTH CARE - 0.7%
Bio City Development Co. BV, 8.00%, 07/06/18 (f) (q)	600	510
Brookdale Senior Living Inc., 2.75%, 06/15/18 (y)	205	240

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Capsugel FinanceCo SCA, 9.88%, 08/01/19 (r), EUR	150	226
Cubist Pharmaceuticals Inc., 2.50%, 11/01/17 (e) (y)	727	1,635
DaVita Inc., 6.38%, 11/01/18 (e)	354	372
Gilead Sciences Inc., 1.63%, 05/01/16 (y)	2,231	6,177
Hypermarcas SA, 6.50%, 04/20/21 (r)	535	542
Mylan Inc., 3.75%, 09/15/15 (y)	1,628	4,718
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	16
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 06/20/20 (i)	1,730	1,739
		16,175
INDUSTRIALS - 0.2%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,259	1,315
Inversiones Alsacia SA, 8.00%, 08/18/18 (q)	920	738
Odebrecht Finance Ltd., 5.13%, 06/26/22 (e) (r)	654	633
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (e) (r)	1,785	1,830
Suzlon Energy Ltd.
0.00%,10/11/12 (c) (d) (q) (y)	483	291
0.00%,07/25/14 (j) (q) (y)	933	606
Viterra Inc., 5.95%, 08/01/20 (r)	163	170
		5,583
INFORMATION TECHNOLOGY - 0.4%
Apple Inc., 1.00%, 05/03/18 (e)	2,945	2,838
Salesforce.com Inc., 0.25%, 04/01/18 (e) (r) (y)	2,812	3,019
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	1,120	1,187
Take-Two Interactive Software Inc., 1.75%, 12/01/16 (e) (y)	1,942	2,304
		9,348
MATERIALS - 0.2%
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	267	285
Constellium Holdco BV Term Loan B
6.00%, 02/25/20 (i) (q)	514	523
6.50%, 02/25/20 (i) (q), EUR	514	704
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	64
Essar Steel Algoma Inc. Term Loan, 8.75%, 09/18/14 (i)	567	575
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (r)	451	462
Texas Industries Inc., 9.25%, 08/15/20 (e)	665	732
TFS Corp. Ltd., 11.00%, 07/15/18 (e) (f) (q)	1,284	1,220
		4,565
TELECOMMUNICATION SERVICES - 0.7%
British Telecommunications Plc, 1.38%, 12/20/13 (i)	296	297
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e) (r)	682	627
Cricket Communications Inc., 7.75%, 10/15/20	1,073	1,215
Cricket Communications Inc. Term Loan, 4.75%, 02/22/20 (i)	1,267	1,266
Hughes Satellite Systems Corp., 7.63%, 06/15/21	149	161
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,450	1,566
Verizon Communications Inc., 2.00%, 09/14/18 (i)	10,779	11,334
Ziggo NV, 3.63%, 03/27/20 (r), EUR	410	548
		17,014
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	10
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i) (q)	151	151
		161
Total Corporate Bonds and Notes (cost $158,559)		164,237

GOVERNMENT AND AGENCY OBLIGATIONS - 11.3%

GOVERNMENT SECURITIES - 11.3%
Sovereign - 5.6%
Australia Government Bond, 5.50%, 12/15/13 - 04/21/23, AUD	19,094	19,506
Canada Government Bond
4.00%, 06/01/16, CAD	2,376	2,468
1.50%, 03/01/17, CAD	3,778	3,666
3.50%, 06/01/20, CAD	2,743	2,882
Federal Republic of Germany
4.25%, 07/04/17, EUR	15,208	23,479
3.50%, 07/04/19, EUR	11,964	18,557
Hong Kong Government Bond
1.67%, 03/24/14, HKD	7,400	960
3.51%, 12/08/14, HKD	21,000	2,811
1.69%, 12/22/14, HKD	10,250	1,344
0.27%, 12/18/17, HKD	10,250	1,284
0.53%, 03/19/18, HKD	21,000	2,648
3.56%, 06/25/18, HKD	6,000	860
Malaysia Government Bond, 5.09%, 04/30/14, MYR	12,923	4,015
Netherlands Government Bond, 1.00%, 02/24/17 (r)	2,336	2,337
Queensland Treasury Corp., 6.00%, 09/14/17 - 06/14/21, AUD	13,949	14,363
Turkey Government International Bond, 6.75%, 04/03/18	3,938	4,348
United Kingdom Treasury Bond, 4.75%, 03/07/20, GBP	14,915	28,285
Vnesheconombank Via VEB Finance Plc, 6.03%, 07/05/22 (e) (r)	500	515
		134,328
Treasury Inflation Index Securities - 0.9%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/22 - 08/15/24 (s), BRL	20,358	22,138
U.S. Treasury Securities - 4.8%
U.S. Treasury Note
0.25%, 03/31/15	12,974	12,981
2.25%, 03/31/16 (o)	17,269	18,042
0.63%, 09/30/17	10,651	10,471
1.00%, 05/31/18	20,136	19,883
1.38%, 07/31/18	25,042	25,091
1.38%, 09/30/18 (o)	10,801	10,796
2.00%, 11/15/21	3,424	3,348
1.75%, 05/15/22	3,830	3,628
1.63%, 11/15/22	5,438	5,036
2.50%, 08/15/23	5,253	5,202
		114,478
Total Government and Agency Obligations (cost $278,219)		270,944

SHORT TERM INVESTMENTS - 24.5%

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	90,998	90,998

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Treasury Securities - 20.7%
Canadian Treasury Bill, 0.94%, 10/10/13, CAD	6,000	5,824
Japan Treasury Bill
0.00%,11/11/13, JPY	560,000	5,697
0.00%,12/20/13, JPY	220,000	2,238
0.00%,01/15/14, JPY	250,000	2,543
0.00%,02/10/14, JPY	710,000	7,222
Mexico Cetes
0.31%, 10/03/13, MXN	85,122	6,501
0.30%, 11/21/13, MXN	32,741	2,489
0.28%, 12/19/13, MXN	31,518	2,389
0.30%, 12/26/13, MXN	28,119	2,130
0.30%, 01/09/14, MXN	33,651	2,545
0.30%, 02/06/14, MXN	40,575	3,060
U.S. Treasury Bill
0.02%, 10/03/13	$22,760	22,760
0.02%, 10/10/13	18,650	18,650
0.04%, 10/17/13	23,845	23,845
0.04%, 12/05/13	26,300	26,300
0.01%, 12/12/13	44,700	44,699
0.00%,12/19/13	125,560	125,556
0.01%, 12/26/13	6,200	6,200
0.05%, 01/02/14	5,000	5,000
0.04%, 01/09/14	10,000	10,000
0.04%, 01/16/14	76,450	76,448
0.02%, 01/23/14	10,235	10,235
0.01%, 02/06/14	16,800	16,799
0.01%, 02/13/14	23,000	22,998
0.01%, 02/20/14	20,000	19,999
0.02%, 03/06/14	25,000	24,998
		497,125
Total Short Term Investments (cost $588,415)		588,123
Total Investments - 104.8% (cost $2,353,448)		2,524,476
Total Securities Sold Short - (0.0%) (proceeds $597)		(773)
Other Assets and Liabilities, Net - (4.8%)		(115,648)
Total Net Assets - 100.0%		$2,408,055

SECURITIES SOLD SHORT - 0.0%

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Cablevision Systems Corp. - Class A	6	$94
Fast Retailing Co. Ltd.	2	679
Total Securities Sold Short - 0.0% (proceeds $597)		$773

JNL/BlackRock Large Cap Select Growth Fund

COMMON STOCKS - 98.7%

CONSUMER DISCRETIONARY - 27.0%
Amazon.com Inc. (c)	95	$29,613
Carmax Inc. (c)	143	6,945
Comcast Corp. - Class A	387	17,486
Expedia Inc.	194	10,030
Liberty Global Plc - Class A (c)	248	19,689
Melco Crown Entertainment Ltd. - ADR (c)	334	10,618
Nike Inc. - Class B	245	17,763
Pandora Media Inc. (c)	128	3,219
Priceline.com Inc. (c)	19	19,337
Sirius XM Radio Inc.	4,799	18,571
Time Warner Inc.	233	15,306
Under Armour Inc. - Class A (c)	78	6,157
Viacom Inc. - Class B	280	23,428
Walt Disney Co.	277	17,879
Wynn Resorts Ltd.	59	9,272
		225,313
CONSUMER STAPLES - 3.4%
Estee Lauder Cos. Inc. - Class A	152	10,628
Kellogg Co.	151	8,851
Mondelez International Inc. - Class A	267	8,391
		27,870
ENERGY - 4.5%
Cabot Oil & Gas Corp. - Class A	212	7,925
EOG Resources Inc.	34	5,779
FMC Technologies Inc. (c)	226	12,524
Gulfport Energy Corp. (c)	179	11,515
		37,743
FINANCIALS - 4.3%
American International Group Inc.	273	13,291
Discover Financial Services	247	12,467
Moody’s Corp.	145	10,208
		35,966
HEALTH CARE - 12.5%
AbbVie Inc.	429	19,202
Allergan Inc.	216	19,570
Catamaran Corp. (c)	243	11,164
Gilead Sciences Inc. (c)	286	17,946
Regeneron Pharmaceuticals Inc. (c)	29	9,125
United Therapeutics Corp. (c)	162	12,747
Valeant Pharmaceuticals International Inc. (c)	139	14,509
		104,263
INDUSTRIALS - 13.2%
Danaher Corp.	143	9,879
Eaton Corp. Plc	258	17,777
Precision Castparts Corp.	109	24,749
Roper Industries Inc.	66	8,769
Union Pacific Corp.	100	15,532
United Rentals Inc. (c)	115	6,701
United Technologies Corp.	156	16,867
Verisk Analytics Inc. - Class A (c)	145	9,446
		109,720
INFORMATION TECHNOLOGY - 29.5%
Alliance Data Systems Corp. (c)	51	10,866
Autodesk Inc. (c)	194	7,992
Citrix Systems Inc. (c)	157	11,065
eBay Inc. (c)	366	20,442
Equinix Inc. (c)	69	12,658
Facebook Inc. - Class A (c)	242	12,152
Google Inc. - Class A (c)	44	38,976
LinkedIn Corp. - Class A (c)	76	18,691
MasterCard Inc. - Class A	13	9,033
ServiceNow Inc. (c)	129	6,682
Sina Corp. (c)	158	12,845
Splunk Inc. (c)	254	15,235
Visa Inc. - Class A	160	30,593
Yahoo! Inc. (c)	600	19,904
Yandex NV - Class A (c)	286	10,425
Yelp Inc. - Class A (c)	121	8,005
		245,564
MATERIALS - 1.0%
Monsanto Co.	79	8,292

TELECOMMUNICATION SERVICES - 3.3%
SoftBank Corp.	304	21,077

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Vivendi SA	286	6,586
		27,663
Total Common Stocks (cost $756,793)		822,394

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 1.3%

Investment Companies - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	10,770	10,770
Total Short Term Investments (cost $10,770)		10,770
Total Investments - 100.0% (cost $767,563)		833,164
Other Assets and Liabilities, Net - 0.0%		53
Total Net Assets - 100.0%		$833,217

JNL/Brookfield Global Infrastructure Fund

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 1.4%
Eutelsat Communications Group SA (e)	261	$8,258

ENERGY - 37.8%
Access Midstream Partners LP	244	11,809
Enbridge Inc.	623	26,014
Energy Transfer Equity LP	172	11,337
Enterprise Products Partners LP	250	15,250
EQT Midstream Partners LP	147	7,222
EV Energy Partner LP	151	5,586
Inergy LP	484	6,667
Keyera Corp. (e)	95	5,382
MarkWest Energy Partners LP	137	9,884
MPLX LP	153	5,586
Pembina Pipeline Corp. (e)	252	8,367
Phillips 66 Partners LP (c)	46	1,418
SemGroup Corp. - Class A	191	10,879
Spectra Energy Corp.	729	24,943
Targa Resources Corp.	89	6,472
Teekay Corp.	271	11,564
TransCanada Corp. (e)	636	27,948
Williams Cos. Inc.	481	17,493
		213,821
FINANCIALS - 5.4%
American Tower Corp.	417	30,935

INDUSTRIALS - 19.8%
Abertis Infraestructuras SA - Class A	588	11,434
Anhui Expressway Co. - Class H	1,597	865
Beijing Enterprises Holdings Ltd.	1,565	11,312
Canadian National Railway Co.	122	12,362
CCR SA	1,352	10,655
COSCO Pacific Ltd.	4,358	6,673
Ferrovial SA	770	13,872
Flughafen Zuerich AG (e)	17	8,901
Fraport AG Frankfurt Airport Services Worldwide (e)	81	5,705
Guangshen Railway Co. Ltd. - Class H	5,130	2,694
Jiangsu Expressway Co. Ltd. - Class H	1,486	1,753
Koninklijke Vopak NV	6	344
Sichuan Expressway Co. Ltd. - Class H	3,130	905
Union Pacific Corp.	106	16,482
Vinci SA	96	5,612
Zhejiang Expressway Co. Ltd. - Class H	2,489	2,297
		111,866
TELECOMMUNICATION SERVICES - 6.3%
Crown Castle International Corp. (c)	294	21,482
SBA Communications Corp. (c)	174	14,024
		35,506
UTILITIES - 27.6%
Alupar Investimento SA (c) (q)	406	3,218
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (e)	644	6,416
DUET Group	1,347	2,741
ENN Energy Holdings Ltd.	822	4,574
Hong Kong & China Gas Co. Ltd.	5,098	12,272
Infraestructura Energetica Nova SAB de CV (e)	570	2,203
National Grid Plc	2,166	25,584
NiSource Inc.	309	9,539
Northeast Utilities	287	11,819
Oneok Inc.	339	18,053
Red Electrica Corp. SA	72	4,109
Sempra Energy	213	18,251
Severn Trent Plc	269	7,668
Snam Rete Gas SpA	3,522	17,850
Spark Infrastructure Group	2,229	3,452
United Utilities Group Plc	745	8,330
		156,079
Total Common Stocks (cost $515,273)		556,465

RIGHTS - 0.1%
Abertis Infraestructuras SA - Class A (c)	588	572
Total Rights (cost $0)		572

SHORT TERM INVESTMENTS - 9.8%

Investment Companies - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	10,496	10,496
Securities Lending Collateral - 7.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	44,739	44,739
Total Short Term Investments (cost $55,235)		55,235
Total Investments - 108.2% (cost $570,508)		612,272
Other Assets and Liabilities, Net - (8.2%)		(46,359)
Total Net Assets - 100.0%		$565,913

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 65.4%

CONSUMER DISCRETIONARY - 9.8%
Amazon.com Inc. (c)	1	$438
Anta Sports Products Ltd.	125	161
Arcos Dorados Holdings Inc. - Class A (e)	113	1,337
Bayerische Motoren Werke AG	17	1,795
Carnival Corp.	18	581
Cie Financiere Richemont SA	14	1,368
Coach Inc.	14	763
Comcast Corp. - Class A	10	465
Daimler AG	53	4,159
Darden Restaurants Inc.	12	569
Delphi Automotive Plc	32	1,858
Denso Corp.	19	873
Discovery Communications Inc. - Class A (c)	17	1,401
DreamWorks Animation SKG Inc. - Class A (c)	14	410
Electrolux AB	44	1,144
Fast Retailing Co. Ltd.	1	528
Gannett Co. Inc.	31	822
GKN Plc (q)	237	1,310
Home Depot Inc.	19	1,464
Hyundai Mobis	10	2,730
Inchcape Plc	122	1,200

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Inditex SA	1	155
JUMBO SA (c)	116	1,447
Li & Fung Ltd. (e)	578	842
Lululemon Athletica Inc. (c) (e)	11	775
Marks & Spencer Group Plc	76	607
Nike Inc. - Class B	22	1,583
Ross Stores Inc.	2	124
SES SA - FDR - Class A	72	2,046
Signet Jewelers Ltd.	26	1,849
Sirius XM Radio Inc. (e)	935	3,620
Starbucks Corp.	29	2,209
Stella International Holdings Ltd.	92	235
Swatch Group AG	1	57
Swatch Group AG - Class B	1	335
Tiffany & Co.	29	2,237
Toyota Motor Corp.	18	1,148
Wynn Macau Ltd. (e)	141	483
		45,128
CONSUMER STAPLES - 3.8%
Ajinomoto Co. Inc. (e)	24	318
China Mengniu Dairy Co. Ltd.	96	431
Coca-Cola Amatil Ltd.	53	605
Glanbia Plc	111	1,455
Hypermarcas SA	97	780
Imperial Tobacco Group Plc	8	312
Japan Tobacco Inc. (q)	44	1,572
LG Household & Health Care Ltd.	1	638
Nestle SA	50	3,498
Pernod-Ricard SA	39	4,788
Shoprite Holdings Ltd.	35	569
Unilever NV - CVA	35	1,322
Unilever Plc	9	358
Woolworths Ltd.	12	386
Wumart Stores Inc. - Class H	252	449
		17,481
ENERGY - 3.2%
Cameco Corp. (e)	58	1,041
Cenovus Energy Inc.	22	654
Chevron Corp.	11	1,373
China Shenhua Energy Co. Ltd. - Class H	252	769
Cobalt International Energy Inc. (c)	90	2,227
Ensco Plc - Class A	5	274
Halliburton Co.	28	1,348
Lukoil OAO - ADR	24	1,516
Noble Energy Inc.	32	2,158
Oil Search Ltd.	126	1,011
Schlumberger Ltd.	10	906
SeaDrill Ltd.	11	476
Tullow Oil Plc	44	732
		14,485
FINANCIALS - 13.5%
ACE Ltd.	35	3,275
AFLAC Inc.	7	459
AIA Group Ltd. (q)	1,282	6,031
American Tower Corp.	39	2,898
Aon Plc - Class A	23	1,705
Banco Bradesco SA - ADR	115	1,599
Bangkok Bank PCL - NVDR	124	777
Bank of China Ltd. - Class H	634	290
Barclays Plc	242	1,036
BB&T Corp.	36	1,201
BlackRock Inc.	2	487
BNP Paribas	30	2,057
CaixaBank SA	360	1,580
China Pacific Insurance Group Co. Ltd. (e)	359	1,287
China Resources Land Ltd. (e)	342	975
CME Group Inc. - Class A	23	1,677
DBS Group Holdings Ltd. (e)	32	418
Deutsche Wohnen AG (q)	80	1,429
Fairfax Financial Holdings Ltd.	4	1,658
Goldman Sachs Group Inc.	17	2,610
Grupo BTG Pactual	123	1,544
Grupo Financiero Inbursa SAB de CV (q)	219	500
HSBC Holdings Plc	23	251
HSBC Holdings Plc	30	320
Industrial & Commercial Bank of China - Class H	4,765	3,330
IntercontinentalExchange Inc. (c) (e)	6	1,070
JPMorgan Chase & Co.	12	631
Kotak Mahindra Bank Ltd.	23	252
Link REIT	74	360
Lloyds Banking Group Plc (c)	789	939
Marsh & McLennan Cos. Inc.	87	3,780
Nomura Real Estate Holdings Inc.	11	281
ORIX Corp.	170	2,776
Partners Group Holding AG (q)	7	1,794
PICC Property & Casualty Co. Ltd. - Class H	745	1,011
Sampo Oyj - Class A	67	2,891
Sberbank of Russia - ADR	169	2,031
Sberbank of Russia - GDR (q)	51	616
Standard Chartered Plc	39	923
Sumitomo Mitsui Financial Group Inc. (e)	25	1,225
Svenska Handelsbanken AB - Class A	24	1,027
Wharf Holdings Ltd.	120	1,040
		62,041
HEALTH CARE - 8.3%
Allergan Inc.	4	317
Baxter International Inc.	33	2,148
Bayer AG	34	4,006
Bristol-Myers Squibb Co.	114	5,294
Cerner Corp. (c)	23	1,188
Express Scripts Holding Co. (c)	37	2,267
Gilead Sciences Inc. (c)	152	9,520
Humana Inc.	5	420
Novo-Nordisk A/S - Class B	13	2,280
Quest Diagnostics Inc. (e)	33	2,021
Roche Holding AG	13	3,436
Seattle Genetics Inc. (c) (e)	79	3,471
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (e)	500	491
Sino Biopharmaceutical	248	168
Sysmex Corp. (e)	17	1,074
		38,101
INDUSTRIALS - 10.3%
Assa Abloy AB - Class B	53	2,435
Beijing Enterprises Holdings Ltd. (e)	472	3,409
Bilfinger SE	18	1,852
Boeing Co.	17	2,009
Caterpillar Inc.	42	3,477
CCR SA	32	250
Danaher Corp.	40	2,794
Eaton Corp. Plc	85	5,858
Fanuc Ltd.	8	1,276
Hexcel Corp. (c)	86	3,321
IDEX Corp.	14	940
IJM Corp. Bhd	153	271
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV - Class B-1 (c) (e)	718	1,629
Iron Mountain Inc.	25	667
Jardine Matheson Holdings Ltd.	7	373

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Kawasaki Heavy Industries Ltd.	467	2,034
Kubota Corp.	88	1,279
Marubeni Corp. (e)	177	1,400
Meggitt Plc	140	1,242
Nielsen Holdings NV	22	795
Nielsen Holdings NV	28	1,013
Norfolk Southern Corp.	33	2,529
Progressive Waste Solutions Ltd.	31	803
Schneider Electric SA	30	2,531
SMC Corp.	4	1,002
Sumitomo Corp.	45	608
Sumitomo Electric Industries Ltd.	19	278
Waste Connections Inc.	21	958
		47,033
INFORMATION TECHNOLOGY - 9.6%
Accenture Plc - Class A	18	1,289
Apple Inc.	6	2,908
ASML Holding NV	51	5,079
ASML Holding NV - ADR	2	207
Broadcom Corp. - Class A	70	1,813
Daum Communications Corp.	13	1,097
Delta Electronics Inc.	96	466
Freescale Semiconductor Ltd. (c)	29	486
Gemalto NV (e)	24	2,627
Genpact Ltd. (c)	170	3,202
Google Inc. - Class A (c)	4	3,451
Hamamatsu Photonics KK (e)	19	706
Hewlett-Packard Co.	11	231
International Business Machines Corp.	3	519
Jabil Circuit Inc.	60	1,292
Keyence Corp.	7	2,726
Murata Manufacturing Co. Ltd. (e)	21	1,586
Oracle Corp.	95	3,164
Oracle Corp. Japan	27	1,004
QUALCOMM Inc.	14	970
Samsung Electronics Co. Ltd.	2	2,185
Samsung Electronics Co. Ltd. - GDR	—	191
Texas Instruments Inc.	38	1,546
Trend Micro Inc.	14	534
VeriSign Inc. (c)	36	1,827
Visa Inc. - Class A	2	306
Yahoo! Japan Corp.	87	496
Yandex NV - Class A	60	2,200
		44,108
MATERIALS - 3.3%
Air Products & Chemicals Inc.	7	714
Alacer Gold Corp.	20	61
Allegheny Technologies Inc.	12	375
Cliffs Natural Resources Inc. (e)	14	281
First Quantum Minerals Ltd.	47	878
Glencore International Plc	353	1,922
Holcim Ltd.	14	1,079
Iluka Resources Ltd. (e)	27	289
Koninklijke Philips NV	31	2,311
Monsanto Co.	18	1,858
Mosaic Co.	40	1,708
Rio Tinto Plc	6	283
Syngenta AG	6	2,396
Wacker Chemie AG	10	957
		15,112
TELECOMMUNICATION SERVICES - 3.4%
Bharti Airtel Ltd.	363	1,847
Deutsche Telekom AG	124	1,801
HKT Trust (q)	1,091	1,026
KDDI Corp. (e)	33	1,696
Oi SA	59	118
Oi SA - ADR	19	37
Oi SA - ADR (e)	267	490
Singapore Telecommunications Ltd.	496	1,477
SK Telecom Co. Ltd.	11	2,348
SoftBank Corp.	64	4,465
Ziggo NV	6	244
		15,549

UTILITIES - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	127	881
Total Common Stocks (cost $241,382)		299,919

PREFERRED STOCKS - 0.1%

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 0.13% (f)	7	—

MATERIALS - 0.0%
Fuchs Petrolub AG	4	298

TELECOMMUNICATION SERVICES - 0.1%
Oi SA	183	351
Total Preferred Stocks (cost $1,242)		649

RIGHTS - 0.0%
Barclays Plc (c)	70	91
Total Rights (cost $0)		91

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.2%
Avis Budget Rental Car Funding AESOP LLC, 2.97%, 02/20/20 (q)	$100	102
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	35	38
6.40%, 02/10/51 (i)	70	80
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/42 (i)	20	23
Citigroup Commercial Mortgage Trust REMIC, 4.37%, 09/10/46 (f) (i)	65	68
Commercial Mortgage Pass-Through Certificates REMIC
4.21%, 08/10/46 (f)	88	92
5.62%, 01/15/49 (i)	45	48
Commercial Mortgage Trust REMIC, 5.87%, 12/10/49 (i)	25	27
Credit Suisse Commercial Mortgage Trust REMIC, 5.87%, 06/15/39 (i)	48	52
Credit Suisse Mortgage Capital Certificates REMIC, 5.70%, 09/15/40 (i)	50	56
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	50	55
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.81%, 06/12/43 (i)	30	33
5.72%, 02/15/51	25	28
LB Commercial Mortgage Trust REMIC, 6.04%, 07/15/44 (i)	20	23
LB-UBS Commercial Mortgage Trust REMIC
5.43%, 02/15/40	58	64
6.42%, 09/15/45 (i)	25	28
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.09%, 08/12/49 (i)	25	28
Morgan Stanley Capital I Trust REMIC, 5.82%, 06/11/42 (i)	22	25

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Wachovia Bank Commercial Mortgage Trust REMIC
5.50%, 04/15/47	25	28
5.59%, 04/15/47 (i)	20	22
5.94%, 06/15/49 (i)	50	56

Total Non-U.S. Government Agency Asset-Backed Securities (cost $988)		976

CORPORATE BONDS AND NOTES - 6.3%

CONSUMER DISCRETIONARY - 0.5%
Altegrity Inc., 10.50%, 11/01/15 (q)	200	176
CCO Holdings LLC, 7.25%, 10/30/17	400	423
Comcast Corp., 5.88%, 02/15/18	250	292
DISH DBS Corp., 4.25%, 04/01/18	75	75
Dollar General Corp.
1.88%, 04/15/18	50	49
3.25%, 04/15/23 (e)	220	200
Glencore Funding LLC
1.70%, 05/27/16 (q)	50	49
4.13%, 05/30/23 (q)	30	28
MGM Resorts International, 5.88%, 02/27/14	350	357
Michaels Stores Inc., 7.75%, 11/01/18	275	296
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (q)	350	340
News America Inc., 4.00%, 10/01/23 (q)	105	105
Time Warner Inc., 6.25%, 03/29/41	40	44
		2,434
CONSUMER STAPLES - 0.4%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	250	421
ConAgra Foods Inc.
1.30%, 01/25/16	30	30
3.20%, 01/25/23	30	28
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	395
Reynolds American Inc.
4.85%, 09/15/23	35	36
6.15%, 09/15/43	15	16
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (e)	325	357
Tesco Plc, 5.50%, 01/13/33, GBP	300	519
		1,802
ENERGY - 0.6%
Apache Corp., 2.63%, 01/15/23	70	64
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	65
Chevron Corp., 2.36%, 12/05/22	70	64
Devon Energy Corp., 3.25%, 05/15/22	35	33
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	130
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	200	227
3.50%, 09/01/23	50	47
PDC Energy Inc., 7.75%, 10/15/22	100	106
Petrobras International Finance Co., 5.75%, 01/20/20	90	94
Petroleos Mexicanos
3.50%, 07/18/18	35	35
8.00%, 05/03/19	100	121
6.50%, 06/02/41	55	57
Spectra Energy Partners LP
2.95%, 09/25/18	35	36
4.75%, 03/15/24 (e)	30	31
Statoil ASA
1.20%, 01/17/18	35	34
5.25%, 04/15/19	30	34
Total Capital Canada Ltd., 2.75%, 07/15/23 (e)	20	19
Total Capital International SA, 1.55%, 06/28/17	70	70
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	567
Transocean Inc., 5.05%, 12/15/16	350	384
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (q)	200	173
Williams Partners LP, 5.25%, 03/15/20	350	377
		2,768
FINANCIALS - 2.4%
Allstate Corp., 3.15%, 06/15/23 (e)	120	116
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	47
American International Group Inc., 4.13%, 02/15/24	110	110
AvalonBay Communities Inc., 2.85%, 03/15/23	35	32
Bank of America Corp., 2.00%, 01/11/18	260	256
Barclays Bank Plc, 6.00%, 01/14/21, EUR	300	450
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	25	25
3.00%, 05/15/22	275	267
BNP Paribas SA
5.00%, 01/15/21	350	379
3.25%, 03/03/23	175	164
CIT Group Inc., 4.25%, 08/15/17	275	280
CME Group Inc., 5.30%, 09/15/43	15	16
Corporate Office Properties LP, 3.60%, 05/15/23	50	45
Developers Diversified Realty Corp., 4.75%, 04/15/18	40	43
ERP Operating LP
4.75%, 07/15/20	275	297
4.63%, 12/15/21	40	42
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,687
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	400	397
General Electric Capital Corp.
1.63%, 04/02/18 (e)	200	197
3.10%, 01/09/23	40	37
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	500	803
Genworth Holdings Inc., 4.90%, 08/15/23	30	30
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	216
3.63%, 01/22/23	570	545
Hospitality Properties Trust, 4.50%, 06/15/23	30	29
JPMorgan Chase & Co.
1.63%, 05/15/18 (e)	70	68
3.25%, 09/23/22	180	170
3.20%, 01/25/23	180	169
Lloyds Bank Plc, 6.50%, 03/24/20, EUR	350	538
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	362
Morgan Stanley, 2.13%, 04/25/18	70	68
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	412
PNC Financial Services Group Inc., 2.85%, 11/09/22 (k)	80	74
ProLogis LP, 2.75%, 02/15/19	335	335
Realogy Group LLC, 7.88%, 02/15/19 (e) (q)	275	301
Royal Bank of Canada, 1.50%, 01/16/18 (e)	50	49
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	372
5.50%, 03/23/20, EUR	125	198
RSA Insurance Group Plc, 8.50%, (callable at 100 beginning 12/08/14) (m), GBP	100	170
Standard Chartered Plc
3.85%, 04/27/15 (q)	225	233
3.95%, 01/11/23 (q)	300	282

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	200	210
Westfield Europe Finance Plc., 5.50%, 06/27/17, GBP	150	272
		10,793
HEALTH CARE - 0.8%
AbbVie Inc.
2.90%, 11/06/22	50	47
4.40%, 11/06/42	30	27
Amgen Inc., 2.13%, 05/15/17	60	61
Bausch & Lomb Inc., 9.88%, 11/01/15	122	123
Baxter International Inc.
1.85%, 06/15/18	140	140
3.20%, 06/15/23	175	171
Cardinal Health Inc., 4.63%, 12/15/20	70	75
Express Scripts Holding Co., 3.90%, 02/15/22	60	61
Express Scripts Inc., 3.13%, 05/15/16	60	63
Gilead Sciences Inc., 4.40%, 12/01/21 (e)	60	64
HCA Inc., 6.38%, 01/15/15	500	527
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	250	261
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	496
6.00%, 09/15/17	250	291
2.80%, 05/18/23	100	95
Patheon Inc. Term Loan B, 7.25%, 12/14/18 (i)	323	324
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	137	163
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	65	62
UnitedHealth Group Inc., 2.88%, 03/15/23 (e)	40	38
Valeant Pharmaceutical International Inc., 6.38%, 10/15/20 (e) (q)	300	312
		3,401
INDUSTRIALS - 0.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	130	131
CEVA Group Plc, 8.38%, 12/01/17 (q)	52	53
Norfolk Southern Corp., 3.25%, 12/01/21	225	223
TransDigm Inc., 7.75%, 12/15/18 (e)	200	213
Union Pacific Corp., 2.75%, 04/15/23	150	141
United Technologies Corp., 1.80%, 06/01/17	70	71
Volvo AB, 5.00%, 05/31/17, EUR	150	228
		1,060
INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
8.25%, 01/15/21 (e) (q)	350	362
12.63%, 01/15/21 (e)	201	221
8.75%, 01/15/22 (e) (q)	100	104
International Business Machines Corp., 3.38%, 08/01/23	100	99
		786
MATERIALS - 0.2%
ArcelorMittal, 6.75%, 02/25/22 (e) (l)	150	158
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23 (e)	70	71
5.00%, 09/30/43	20	20
Cemex Espana Luxembourg, 9.25%, 05/12/20 (q)	95	102
Cemex Finance LLC, 9.38%, 10/12/22 (q)	200	219
Inmet Mining Corp., 8.75%, 06/01/20 (q)	175	187
Rio Tinto Finance USA Plc, 2.88%, 08/21/22 (e)	50	46
Xstrata Finance Canada Ltd., 4.95%, 11/15/21 (q)	40	40
		843
TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc., 2.95%, 05/15/16	500	523
Clearwire Communications LLC, 14.75%, 12/01/16 (q)	250	342
Cricket Communications Inc., 7.75%, 10/15/20	125	142
Frontier Communications Corp., 9.25%, 07/01/21	375	429
MetroPCS Wireless Inc., 6.63%, 04/01/23 (e) (q)	125	125
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	100	102
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	226
Verizon Communications Inc.
5.15%, 09/15/23	395	424
6.55%, 09/15/43	125	141
		2,454
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	738
AES Corp.
7.75%, 10/15/15	125	139
8.00%, 10/15/17	200	230
American Electric Power Co. Inc., 1.65%, 12/15/17	80	79
CMS Energy Corp., 5.05%, 03/15/22	60	64
Consolidated Edison Co. of New York Inc., 3.95%, 03/01/43	50	44
Enel Finance International NV, 3.88%, 10/07/14 (q)	300	307
Entergy Corp., 4.70%, 01/15/17	50	54
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	250	256
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	105
National Grid Plc, 6.30%, 08/01/16	100	113
Pennsylvania Electric Co., 6.05%, 09/01/17	25	28
Progress Energy Inc.
7.05%, 03/15/19 (e)	50	60
7.75%, 03/01/31	20	26
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	50	50
Veolia Environnement, 6.00%, 06/01/18	100	115
		2,408
Total Corporate Bonds and Notes (cost $27,931)		28,749

GOVERNMENT AND AGENCY OBLIGATIONS - 23.6%

GOVERNMENT SECURITIES - 20.3%
Federal Home Loan Mortgage Corp. - 0.3% (w)
Federal Home Loan Mortgage Corp.
1.75%, 09/10/15	675	693
1.38%, 05/01/20 (e)	825	785
		1,478
Federal National Mortgage Association - 0.0% (w)
Federal National Mortgage Association, 7.13%, 01/15/30	50	69
Municipals - 0.1%
Minnesota Housing Finance Agency, 2.35%, 03/01/43	49	48
Nebraska Investment Finance Authority
3.00%, 03/01/43	45	46
4.50%, 09/01/43	50	53
State of California
7.55%, 04/01/39	100	130
7.60%, 11/01/40	65	86
		363

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sovereign - 15.2%
Australia Government Bond, 5.50%, 04/21/23, AUD	350	370
Austria Government Bond
4.00%, 09/15/16 (q), EUR	140	209
3.65%, 04/20/22 (q), EUR	525	806
Belgium Government Bond
3.00%, 09/28/19, EUR	100	145
2.25%, 06/22/23, EUR	340	447
Bermuda Government International Bond
4.14%, 01/03/23 (e) (q)	200	192
4.85%, 02/06/24 (q)	200	199
Brazil Government International Bond
11.00%, 08/17/40	250	292
5.63%, 01/07/41 (e)	175	175
Brazil Letras do Tesouro Nacional, 10.00%, 01/01/18, BRL	1,720	759
Bundesobligation, 2.00%, 02/26/16, EUR	505	712
Canada Government Bond
1.25%, 03/01/18, CAD	446	423
4.25%, 06/01/18, CAD	550	592
3.25%, 06/01/21, CAD	300	311
Chile Government International Bond, 3.88%, 08/05/20 (e)	150	156
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	138
4.38%, 07/12/21	200	207
9.85%, 06/28/27, COP	120,000	82
Colombia TES, 7.00%, 05/04/22, COP	488,100	257
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	666
Federal Republic of Germany
3.75%, 01/04/15 - 01/04/17 , EUR	365	538
3.25%, 01/04/20 - 07/04/42 , EUR	950	1,459
3.00%, 07/04/20, EUR	730	1,111
2.25%, 09/04/21, EUR	910	1,315
2.00%, 01/04/22, EUR	970	1,370
1.50%, 02/15/23, EUR	350	466
Finland Government Bond
3.88%, 09/15/17 (q), EUR	550	834
3.50%, 04/15/21 (q), EUR	500	765
Hellenic Republic Government Bond, 2.00%, 02/24/23 - 02/24/42 (k), EUR	300	203
Hungary Government International Bond
6.25%, 01/29/20 (e)	270	288
7.63%, 03/29/41	128	137
Indonesia Government International Bond
7.75%, 01/17/38 (q)	150	170
7.75%, 01/17/38	100	114
Ireland Government Bond
5.50%, 10/18/17, EUR	220	331
4.50%, 04/18/20, EUR	290	413
3.90%, 03/20/23, EUR	100	135
5.40%, 03/13/25, EUR	150	222
Israel Government Bond
5.50%, 02/28/17, ILS	1,260	411
4.25%, 03/31/23, ILS	1,760	529
Italy Buoni Poliennali Del Tesoro, 4.75%, 06/01/17, EUR	230	330
Japan Government Bond
0.10%, 06/15/14, JPY	160,450	1,633
1.50%, 09/20/14, JPY	120,000	1,237
1.70%, 09/20/16 - 09/20/17 , JPY	260,000	2,799
1.00%, 09/20/20, JPY	30,000	317
1.20%, 06/20/21, JPY	184,700	1,977
2.00%, 12/20/25 - 03/20/42 , JPY	130,000	1,474
1.60%, 03/20/32, JPY	144,600	1,495
2.30%, 12/20/35, JPY	85,000	974
Korea Treasury Bond, 3.00%, 03/10/23, KRW	661,250	596
Lithuania Government International Bond, 6.63%, 02/01/22	200	235
Malaysia Government Bond
4.24%, 02/07/18, MYR	1,650	517
3.26%, 03/01/18, MYR	1,000	303
3.48%, 03/15/23, MYR	700	210
Mexico Bonos
8.00%, 12/17/15 - 06/11/20 , MXN	8,000	676
7.75%, 12/14/17, MXN	6,000	512
6.50%, 06/10/21, MXN	17,500	1,398
10.00%, 12/05/24 - 11/20/36 , MXN	22,500	2,261
8.50%, 11/18/38, MXN	930	82
Mexico Government International Bond
5.13%, 01/15/20 (e)	350	390
3.63%, 03/15/22 (e)	156	155
4.00%, 10/02/23	110	109
Morocco Government International Bond, 4.25%, 12/11/22 (e)	250	228
Netherlands Government Bond
3.25%, 07/15/15, EUR	750	1,069
4.00%, 07/15/19, EUR	600	934
Norway Government Bond
4.25%, 05/19/17, NOK	6,400	1,149
4.50%, 05/22/19, NOK	1,630	301
Panama Government International Bond, 8.88%, 09/30/27	75	103
Peru Government International Bond
7.84%, 08/12/20 (q), PEN	550	229
8.75%, 11/21/33	50	72
Philippine Government International Bond, 9.88%, 01/15/19	200	264
Poland Government Bond
5.75%, 04/25/14 - 09/23/22 , PLN	8,285	2,866
5.25%, 10/25/17 - 10/25/20 , PLN	5,815	1,970
Poland Government International Bond, 5.13%, 04/21/21	215	234
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	325	323
Republic of Belarus, 8.95%, 01/26/18	150	141
Republic of Deutschland, 4.25%, 07/04/18, EUR	700	1,106
Republic of Iraq, 5.80%, 01/15/28	350	297
Romania Government International Bond, 6.75%, 02/07/22 (q)	100	114
Russia Government Bond
6.20%, 01/31/18, RUB	26,650	808
7.50%, 03/15/18, RUB	2,900	92
Russia Government International Bond
5.00%, 04/29/20	200	214
7.50%, 03/31/30 (q)	242	285
Singapore Government Bond
3.63%, 07/01/14, SGD	500	408
4.00%, 09/01/18, SGD	270	244
2.25%, 06/01/21, SGD	450	363
Slovenia Government International Bond, 5.85%, 05/10/23 (q)	250	237
South Africa Government Bond
7.75%, 02/28/23, ZAR	7,975	799
6.50%, 02/28/41, ZAR	4,975	373
Spain Government Bond
3.80%, 01/31/17, EUR	1,190	1,678
5.50%, 07/30/17, EUR	677	1,010
5.40%, 01/31/23 (q), EUR	1,820	2,675
Sweden Government Bond
6.75%, 05/05/14, SEK	1,750	282
4.50%, 08/12/15, SEK	4,985	823
3.75%, 08/12/17, SEK	13,430	2,261

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.00%, 12/01/20, SEK	2,150	398
3.50%, 06/01/22, SEK	9,440	1,605
Tennessee Valley Authority
1.75%, 10/15/18	125	125
3.50%, 12/15/42	62	50
Thailand Government Bond, 3.63%, 06/16/23, THB	11,600	363
Turkey Government International Bond
7.50%, 11/07/19	150	173
6.75%, 05/30/40	150	157
United Kingdom Treasury Bond
2.25%, 03/07/14 - 09/07/23 , GBP	670	1,050
1.75%, 01/22/17 - 09/07/22 , GBP	650	1,021
3.75%, 09/07/21, GBP	1,120	2,007
4.25%, 12/07/40 - 12/07/46 , GBP	505	933
Venezuela Government International Bond
9.25%, 09/15/27 (e)	250	203
9.38%, 01/13/34	200	158
		69,824
Treasury Inflation Index Securities - 1.1%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/17 (s), BRL	380	417
Mexico Government Inflation Indexed Bond
3.50%, 12/14/17 (s), MXN	492	41
4.00%, 11/15/40 (s), MXN	476	40
Turkey Government Inflation Indexed Bond, 3.00%, 02/23/22 (n), TRY	332	162
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n)	1,580	1,620
1.88%, 07/15/15 (n)	300	317
0.13%, 07/15/22 - 01/15/23 (n)	132	129
0.38%, 07/15/23 (n)	858	854
2.38%, 01/15/25 (n)	186	222
United Kingdom Treasury Inflation Indexed Bond, 5.00%, 03/07/18 - 03/07/25 (s), GBP	420	822
Uruguay Government International Inflation Indexed Bond, 3.70%, 06/26/37 (n), UYU	1,627	74
		4,698
U.S. Treasury Securities - 3.6%
U.S. Treasury Bond
5.38%, 02/15/31	50	64
4.38%, 02/15/38	1,325	1,500
3.13%, 02/15/43	75	67
2.88%, 05/15/43	185	157
3.63%, 08/15/43	350	346
U.S. Treasury Note
1.25%, 02/15/14	1,175	1,180
0.38%, 08/31/15	210	210
1.38%, 11/30/15 - 06/30/18	3,450	3,513
1.50%, 07/31/16	985	1,010
1.00%, 09/30/16 - 03/31/17	3,165	3,186
3.75%, 11/15/18	600	670
3.50%, 05/15/20	1,500	1,655
2.13%, 08/15/21	200	199
1.75%, 05/15/22	450	426
2.00%, 02/15/23	80	76
1.75%, 05/15/23 (e)	734	680
2.50%, 08/15/23	1,470	1,456
		16,395
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.3%
Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp.
1.87%, 11/25/19	40	39
1.69%, 01/25/22	25	24
2.78%, 09/25/22	44	45
2.52%, 01/25/23	70	67
3.11%, 02/25/23	50	49
3.30%, 04/25/23	32	32
2.58%, 10/01/42 (i)	725	736
3.50%, 12/01/42 - 08/01/43	72	72
REMIC, 1.32%, 12/25/18	24	24
REMIC, 1.73%, 07/25/19	25	24
REMIC, 1.58%, 04/25/22	49	48
REMIC, 1.88%, 04/25/22	25	24
REMIC, 2.36%, 07/25/22	25	24
REMIC, 2.78%, 09/25/22	25	26
REMIC, 2.68%, 10/25/22	25	24
		1,258
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association
2.50%, 05/01/28 - 06/01/28	69	69
2.00%, 10/15/28, TBA (g)	300	293
2.50%, 10/15/28, TBA (g)	799	804
4.00%, 02/01/41 - 03/01/41	2,239	2,351
3.50%, 08/01/42 - 08/01/43	133	134
2.52%, 01/01/43 (i)	777	765
3.00%, 04/01/43	801	784
3.00%, 10/15/43, TBA (g)	2,260	2,209
3.50%, 10/15/43, TBA (g)	720	733
4.50%, 10/15/43, TBA (g)	1,700	1,816
4.00%, 11/15/43, TBA (g)	2,500	2,613
REMIC, 2.61%, 03/25/22 (i)	25	24
		12,595
Government National Mortgage Association - 0.3%
Government National Mortgage Association
2.50%, 12/15/27 - 04/20/28	234	236
3.50%, 05/20/43	172	178
4.00%, 10/15/43, TBA (g)	325	344
4.50%, 10/15/43, TBA (g)	650	700
		1,458
Total Government and Agency Obligations (cost $108,806)		108,138

OTHER EQUITY INTERESTS - 0.0%
Wind Acquisition Finance SA (e) (q) (u)	150	159
Total Other Equity Interests (cost $158)		159

SHORT TERM INVESTMENTS - 11.1%

Investment Companies - 5.1%
JNL Money Market Fund, 0.01% (a) (h)	23,370	23,370
Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	27,365	27,365
Total Short Term Investments (cost $50,735)		50,735
Total Investments - 106.7% (cost $431,242)		489,416
Other Assets and Liabilities, Net - (6.7%)		(30,766)
Total Net Assets - 100.0%		$458,650

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 97.5%

CONSUMER DISCRETIONARY - 14.4%
Amazon.com Inc. (c)	9	$2,720
Carnival Corp.	51	1,658
Cie Financiere Richemont SA	23	2,300

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Coach Inc.	27	1,467
Comcast Corp. - Class A	67	3,043
Daimler AG	29	2,261
Delphi Automotive Plc	61	3,540
Discovery Communications Inc. - Class A (c)	23	1,942
DreamWorks Animation SKG Inc. - Class A (c)	48	1,377
Gannett Co. Inc.	57	1,538
Home Depot Inc.	37	2,799
Hyundai Mobis	5	1,330
Inchcape Plc	120	1,187
Inditex SA	6	987
Li & Fung Ltd.	668	973
Lululemon Athletica Inc. (c) (e)	29	2,149
Marks & Spencer Group Plc	158	1,270
Nike Inc. - Class B	32	2,354
Ross Stores Inc.	7	473
Signet Jewelers Ltd.	42	2,995
Sirius XM Radio Inc.	1,994	7,717
Starbucks Corp.	66	5,095
Swatch Group AG	3	376
Swatch Group AG - Class B	3	1,645
Wynn Macau Ltd. (e)	880	3,009
		56,205
CONSUMER STAPLES - 6.7%
Coca-Cola Amatil Ltd. (e)	338	3,865
Glanbia Plc	12	163
Glanbia Plc	154	2,037
Imperial Tobacco Group Plc	111	4,105
Japan Tobacco Inc. (q)	40	1,435
LG Household & Health Care Ltd.	4	2,092
Nestle SA	44	3,082
Pernod-Ricard SA	32	3,970
Shoprite Holdings Ltd.	96	1,586
Unilever NV - CVA	38	1,454
Woolworths Ltd.	74	2,402
		26,191
ENERGY - 6.2%
Cameco Corp. (e)	44	790
Cenovus Energy Inc.	87	2,605
Chevron Corp.	39	4,739
Cobalt International Energy Inc. (c)	59	1,459
Fugro NV - CVA	30	1,841
Halliburton Co.	56	2,687
Oil Search Ltd.	524	4,210
Schlumberger Ltd.	23	2,024
SeaDrill Ltd.	41	1,831
Tullow Oil Plc	133	2,210
		24,396
FINANCIALS - 17.6%
ACE Ltd.	22	2,058
AIA Group Ltd.	851	4,003
American Tower Corp.	111	8,258
Aon Plc - Class A	45	3,342
Bangkok Bank PCL - NVDR	290	1,818
Bank of China Ltd. - Class H	4,025	1,839
Barclays Plc	864	3,692
BB&T Corp.	72	2,420
BlackRock Inc.	12	3,220
BNP Paribas	49	3,291
Bumiputra-Commerce Holdings Bhd	386	888
China Pacific Insurance Group Co. Ltd.	346	1,243
CME Group Inc. - Class A	33	2,453
DBS Group Holdings Ltd. (e)	133	1,739
Goldman Sachs Group Inc.	18	2,785
Grupo Financiero Inbursa SAB de CV	379	865
HSBC Holdings Plc	219	2,369
Industrial & Commercial Bank of China - Class H	2,615	1,828
Link REIT	414	2,026
Marsh & McLennan Cos. Inc.	58	2,513
Nomura Real Estate Holdings Inc.	68	1,669
Partners Group Holding AG (q)	12	2,890
Sampo Oyj - Class A	89	3,811
Standard Chartered Plc	68	1,633
Sumitomo Mitsui Financial Group Inc. (e)	94	4,567
Wharf Holdings Ltd.	204	1,768
		68,988
HEALTH CARE - 15.6%
Bayer AG	65	7,647
Bristol-Myers Squibb Co.	152	7,025
Cerner Corp. (c)	52	2,722
Express Scripts Holding Co. (c)	51	3,163
Gilead Sciences Inc. (c)	295	18,531
Humana Inc.	16	1,521
Novo-Nordisk A/S - Class B	29	4,962
Quest Diagnostics Inc. (e)	25	1,545
Roche Holding AG	17	4,613
Seattle Genetics Inc. (c) (e)	184	8,065
Sysmex Corp. (e)	22	1,420
		61,214
INDUSTRIALS - 12.6%
Assa Abloy AB - Class B	101	4,636
Boeing Co.	27	3,137
Caterpillar Inc.	28	2,368
CCR SA	172	1,356
Danaher Corp.	65	4,492
Eaton Corp. Plc	65	4,440
Hexcel Corp. (c)	103	3,994
IDEX Corp.	37	2,414
Jardine Matheson Holdings Ltd.	39	2,153
Kawasaki Heavy Industries Ltd.	410	1,785
Kubota Corp. (e)	170	2,471
Marubeni Corp. (e)	179	1,416
Meggitt Plc	374	3,322
Nielsen Holdings NV	46	1,684
Norfolk Southern Corp.	23	1,810
Progressive Waste Solutions Ltd. (e)	49	1,250
Schneider Electric SA	31	2,592
Sumitomo Electric Industries Ltd.	128	1,859
Waste Connections Inc.	48	2,157
		49,336
INFORMATION TECHNOLOGY - 14.3%
Accenture Plc - Class A	35	2,555
Apple Inc.	17	7,962
ASML Holding NV	40	3,937
ASML Holding NV - ADR	19	1,896
Broadcom Corp. - Class A	100	2,604
Daum Communications Corp.	10	849
Freescale Semiconductor Ltd. (c) (e)	88	1,464
Gemalto NV (e)	20	2,169
Google Inc. - Class A (c)	4	3,766
Hamamatsu Photonics KK (e)	30	1,133
Hewlett-Packard Co.	40	831
Jabil Circuit Inc.	59	1,279
Keyence Corp.	8	3,147
Murata Manufacturing Co. Ltd. (e)	26	1,969
Oracle Corp.	114	3,768
QUALCOMM Inc.	34	2,304
Samsung Electronics Co. Ltd.	4	5,274
Samsung Electronics Co. Ltd. - GDR	2	1,085

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Trend Micro Inc.	36	1,341
VeriSign Inc. (c) (e)	95	4,840
Visa Inc. - Class A	10	1,930
		56,103
MATERIALS - 5.4%
Air Products & Chemicals Inc.	18	1,961
Alacer Gold Corp.	118	353
Allegheny Technologies Inc.	32	986
Cliffs Natural Resources Inc. (e)	33	672
First Quantum Minerals Ltd.	110	2,040
Holcim Ltd.	39	2,919
Koninklijke Philips NV	30	2,278
Monsanto Co.	11	1,169
Mosaic Co.	63	2,702
Rio Tinto Plc	37	1,829
Syngenta AG	10	4,026
		20,935
TELECOMMUNICATION SERVICES - 3.7%
Bharti Airtel Ltd.	436	2,219
HKT Trust (q)	3,530	3,319
KDDI Corp. (e)	38	1,932
Singapore Telecommunications Ltd.	1,060	3,157
SoftBank Corp.	56	3,868
		14,495
UTILITIES - 1.0%
Cheung Kong Infrastructure Holdings Ltd.	541	3,752
Total Common Stocks (cost $283,609)		381,615

RIGHTS - 0.1%
Barclays Plc (c)	216	282
Total Rights (cost $0)		282

SHORT TERM INVESTMENTS - 9.6%

Investment Companies - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	10,893	10,893
Securities Lending Collateral - 6.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	26,855	26,855
Total Short Term Investments (cost $37,748)		37,748
Total Investments - 107.2% (cost $321,357)		419,645
Other Assets and Liabilities, Net - (7.2%)		(28,206)
Total Net Assets - 100.0%		$391,439

JNL/DFA U.S. Core Equity Fund

COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 13.9%
1-800-Flowers.com Inc. - Class A (c)	2	$8
Aaron’s Inc.	3	95
Abercrombie & Fitch Co. - Class A	3	117
Advance Auto Parts Inc.	1	97
Aeropostale Inc. (c) (e)	3	28
AFC Enterprises Inc. (c)	1	22
AH Belo Corp.	3	22
Allison Transmission Holdings Inc.	3	68
Amazon.com Inc. (c)	4	1,391
AMC Networks Inc. - Class A (c)	3	211
America’s Car-Mart Inc. (c)	—	18
American Eagle Outfitters Inc.	8	108
American Public Education Inc. (c)	1	30
Ann Inc. (c)	2	87
Apollo Group Inc. - Class A (c)	—	2
Arctic Cat Inc.	1	51
Asbury Automotive Group Inc. (c)	1	68
Ascena Retail Group Inc. (c)	7	133
Ascent Capital Group Inc. - Class A (c)	1	48
Autoliv Inc.	4	310
AutoNation Inc. (c)	1	73
AutoZone Inc. (c)	1	254
Ballantyne Strong Inc. (c)	1	2
Bally Technologies Inc. (c)	1	67
Barnes & Noble Inc. (c) (e)	3	38
Bassett Furniture Industries Inc.	1	8
Beazer Homes USA Inc. (c) (e)	1	13
Bebe Stores Inc.	9	52
Bed Bath & Beyond Inc. (c)	3	213
Belo Corp. - Class A	4	60
Best Buy Co. Inc.	13	480
Big 5 Sporting Goods Corp.	2	39
Big Lots Inc. (c)	2	85
Biglari Holdings Inc. (c)	—	33
BJ’s Restaurants Inc. (c)	2	68
Blue Nile Inc. (c)	1	25
Bob Evans Farms Inc.	2	110
Body Central Corp. (c)	—	1
Bon-Ton Stores Inc.	1	7
BorgWarner Inc.	2	233
Boyd Gaming Corp. (c)	2	23
Bravo Brio Restaurant Group Inc. (c)	—	7
Bridgepoint Education Inc. (c)	2	41
Brinker International Inc.	2	81
Brown Shoe Co. Inc.	3	66
Brunswick Corp.	2	92
Buckle Inc. (e)	1	73
Buffalo Wild Wings Inc. (c)	1	145
Cabela’s Inc. - Class A (c)	3	211
Cablevision Systems Corp. - Class A	10	174
Caesars Entertainment Corp. (c) (e)	5	103
Callaway Golf Co. (e)	4	26
Capella Education Co. (c) (e)	1	59
Carmax Inc. (c)	4	183
Carmike Cinemas Inc. (c)	2	44
Carnival Corp.	8	262
Carriage Services Inc.	1	16
Carrol’s Restaurant Group Inc. (c)	3	16
Carter’s Inc.	3	209
Cato Corp. - Class A	2	64
Cavco Industries Inc. (c)	—	17
CBS Corp. - Class A	—	11
CBS Corp. - Class B	8	447
CEC Entertainment Inc.	1	61
Central European Media Entertainment Ltd. - Class A (c)	2	8
Charles & Colvard Ltd. (c)	2	14
Charter Communications Inc. - Class A (c)	2	214
Cheesecake Factory Inc.	4	163
Cherokee Inc.	—	1
Chico’s FAS Inc.	7	119
Childrens Place Retail Stores Inc. (c)	1	64
Chipotle Mexican Grill Inc. - Class A (c)	1	214
Choice Hotels International Inc. (e)	3	147
Churchill Downs Inc.	1	97
Cinemark Holdings Inc.	6	181
Citi Trends Inc. (c)	1	23
Coach Inc.	5	250
Cobra Electronics Corp. (c)	—	—
Columbia Sportswear Co.	1	54
Comcast Corp. - Class A	42	1,883

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Comcast Corp. - Special Class A	9	392
Conn’s Inc. (c)	2	120
Cooper Tire & Rubber Co.	3	102
Core-Mark Holding Co. Inc.	1	53
Corinthian Colleges Inc. (c) (e)	5	10
Cracker Barrel Old Country Store Inc.	1	114
Crocs Inc. (c)	4	48
CSS Industries Inc.	—	10
CST Brands Inc.	1	36
CTC Media Inc.	6	62
Culp Inc.	1	11
Cumulus Media Inc. - Class A (c)	14	75
D.R. Horton Inc.	13	245
Dana Holding Corp.	7	167
Darden Restaurants Inc.	3	125
Deckers Outdoor Corp. (c) (e)	2	153
Delphi Automotive Plc	4	205
Destination Maternity Corp.	1	16
Destination XL Group Inc. (c)	2	14
DeVry Inc. (e)	3	89
Dick’s Sporting Goods Inc.	1	74
Digital Generation Inc. (c) (e)	3	40
Dillard’s Inc. - Class A	3	196
DineEquity Inc.	1	70
DIRECTV (c)	8	504
Discovery Communications Inc. - Class A (c)	2	160
Discovery Communications Inc. - Class C (c)	1	102
DISH Network Corp.	1	40
Dollar General Corp. (c)	4	208
Dollar Tree Inc. (c)	4	252
Domino’s Pizza Inc.	2	157
Dorman Products Inc.	2	74
DreamWorks Animation SKG Inc. - Class A (c) (e)	6	181
Drew Industries Inc.	2	80
DSW Inc. - Class A	2	154
Dunkin’ Brands Group Inc.	3	122
Einstein Noah Restaurant Group Inc.	1	10
Entercom Communications Corp. - Class A (c)	3	24
Entravision Communications Corp.	3	17
Ethan Allen Interiors Inc.	1	28
EW Scripps Co. - Class A (c)	3	59
Expedia Inc.	3	133
Express Inc. (c)	6	133
FAB Universal Corp. (c)	—	3
Family Dollar Stores Inc.	2	158
Famous Dave’s Of America Inc. (c)	—	2
Federal-Mogul Corp. (c)	4	70
Fiesta Restaurant Group Inc. (c)	1	35
Fifth & Pacific Co. Inc. (c)	6	157
Finish Line Inc. - Class A	4	102
Flexsteel Industries Inc.	—	2
Foot Locker Inc.	9	309
Ford Motor Co.	48	806
Fossil Group Inc. (c)	1	116
Fred’s Inc. - Class A	1	15
Fuel Systems Solutions Inc. (c) (e)	1	18
Full House Resorts Inc. (c)	—	1
G-III Apparel Group Ltd. (c)	1	76
Gaiam Inc. - Class A (c)	—	1
GameStop Corp. - Class A (e)	5	229
Gannett Co. Inc.	9	246
Gap Inc.	5	185
Garmin Ltd. (e)	2	104
General Motors Co. (c)	14	519
Genesco Inc. (c)	2	131
Gentex Corp.	7	184
Gentherm Inc. (c)	3	57
Genuine Parts Co.	3	251
GNC Holdings Inc. - Class A	5	247
Goodyear Tire & Rubber Co.	5	123
Grand Canyon Education Inc. (c)	2	73
Gray Television Inc. (c)	6	46
Group 1 Automotive Inc.	2	156
Groupon Inc. - Class A (c) (e)	9	102
Guess? Inc.	4	129
H&R Block Inc.	5	122
HanesBrands Inc.	2	128
Harley-Davidson Inc.	4	244
Harman International Industries Inc.	3	226
Harte-Hanks Inc.	2	20
Hasbro Inc.	2	97
Haverty Furniture Cos. Inc.	2	38
Helen of Troy Ltd. (c)	1	63
hhgregg Inc. (c) (e)	1	16
Hibbett Sports Inc. (c) (e)	1	29
Hillenbrand Inc.	2	66
Home Depot Inc.	17	1,285
HomeAway Inc (c) (e)	4	102
Hooker Furniture Corp.	—	2
HSN Inc.	2	91
Hyatt Hotels Corp. (c)	2	79
Iconix Brand Group Inc. (c)	2	75
International Game Technology	5	96
International Speedway Corp. - Class A	1	42
Interpublic Group of Cos. Inc.	11	192
Interval Leisure Group Inc.	3	78
iRobot Corp. (c)	2	67
Isle of Capri Casinos Inc. (c)	1	8
J.C. Penney Co. Inc. (c) (e)	—	2
Jack in the Box Inc. (c)	3	116
John Wiley & Sons Inc. - Class A	3	119
John Wiley & Sons Inc. - Class B	—	5
Johnson Controls Inc.	11	456
Jos. A. Bank Clothiers Inc. (c)	2	79
Journal Communications Inc. - Class A (c)	3	22
K12 Inc. (c)	1	19
KB Home (e)	4	63
Kirkland’s Inc. (c)	2	28
Kohl’s Corp.	9	470
Kona Grill Inc. (c)	1	11
Krispy Kreme Doughnuts Inc. (c)	3	48
L Brands Inc.	5	293
La-Z-Boy Inc.	3	57
Lakeland Industries Inc. (c)	—	1
Lamar Advertising Co. - Class A (c)	3	160
Las Vegas Sands Corp.	4	272
Leapfrog Enterprises Inc. - Class A (c) (e)	—	3
Lear Corp.	3	242
Leggett & Platt Inc.	5	150
Lennar Corp. - Class A	6	209
Lennar Corp. - Class B	1	17
Libbey Inc. (c)	1	17
Liberty Global Plc - Class A (c)	3	213
Liberty Global Plc - Class C (c)	2	178
Liberty Interactive Corp. - Class A (c)	19	455
Liberty Media Corp. - Class A (c)	2	342
Liberty Ventures - Class A (c)	—	31
Life Time Fitness Inc. (c)	4	185
Lifetime Brands Inc.	1	17
LIN Media LLC - Class A (c)	2	31
Lions Gate Entertainment Corp. (c) (e)	3	119
Lithia Motors Inc. - Class A	1	80
Live Nation Inc. (c)	12	223
LKQ Corp. (c)	7	236
Lowe’s Cos. Inc.	13	632

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Luby’s Inc. (c)	1	9
Lululemon Athletica Inc. (c) (e)	2	161
Lumber Liquidators Holdings Inc. (c)	1	107
M/I Homes Inc. (c)	1	21
Mac-Gray Corp.	1	9
Macy’s Inc.	5	234
Madison Square Garden Inc. - Class A (c)	3	186
Marcus Corp.	1	13
Marine Products Corp.	1	11
MarineMax Inc. (c)	1	12
Marriott International Inc. - Class A	6	241
Marriott Vacations Worldwide Corp. (c)	2	85
Martha Stewart Living Omnimedia Inc. - Class A (c)	1	1
Mattel Inc.	6	242
Matthews International Corp.	2	86
McClatchy Co. - Class A (c) (e)	—	—
McDonald’s Corp.	12	1,192
McGraw-Hill Cos. Inc.	4	230
MDC Holdings Inc.	2	69
Media General Inc. - Class A (c) (e)	—	5
Men’s Wearhouse Inc.	4	143
Meredith Corp.	1	52
Meritage Homes Corp. (c)	1	60
MGM Resorts International (c)	20	409
Michael Kors Holdings Ltd. (c)	3	249
Modine Manufacturing Co. (c)	4	54
Mohawk Industries Inc. (c)	3	383
Monarch Casino & Resort Inc. (c)	1	13
Monro Muffler Brake Inc. (e)	2	98
Morningstar Inc.	1	81
Movado Group Inc.	1	35
Nathan’s Famous Inc. (c)	—	11
National CineMedia Inc.	4	67
Nautilus Inc. (c)	3	24
Netflix Inc. (c)	1	278
New York & Co. Inc. (c)	5	28
New York Times Co. - Class A (e)	10	124
Newell Rubbermaid Inc.	5	130
News Corp. - Class A (c)	7	118
News Corp. - Class B (c)	2	32
Nexstar Broadcasting Group Inc. - Class A	1	54
Nike Inc. - Class B	9	686
Nordstrom Inc.	3	183
NutriSystem Inc.	—	6
NVR Inc. (c)	—	92
O’Reilly Automotive Inc. (c)	2	268
Office Depot Inc. (c) (e)	14	67
OfficeMax Inc.	4	53
Omnicom Group Inc.	3	171
Orbitz Worldwide Inc. (c)	2	14
Orient-Express Hotels Ltd. - Class A (c)	—	1
Outerwall Inc. (c) (e)	1	65
Oxford Industries Inc. (e)	1	61
Pandora Media Inc. (c) (e)	5	119
Panera Bread Co. - Class A (c)	1	111
Papa John’s International Inc.	1	56
Penn National Gaming Inc. (c)	4	248
Penske Auto Group Inc.	5	197
Pep Boys-Manny Moe & Jack (c)	2	28
Perry Ellis International Inc.	1	13
PetMed Express Inc. (e)	1	13
PetSmart Inc.	2	153
Pier 1 Imports Inc.	7	139
Polaris Industries Inc.	1	158
Pool Corp.	1	58
Priceline.com Inc. (c)	1	708
Pulte Homes Inc.	8	133
PVH Corp.	3	364
Quicksilver Inc. (c)	7	50
RadioShack Corp. (c) (e)	1	5
Ralph Lauren Corp. - Class A	1	101
Red Lion Hotels Corp. (c)	1	4
Red Robin Gourmet Burgers Inc. (c)	1	57
Regal Entertainment Group - Class A (e)	7	128
Regis Corp.	2	32
Rent-A-Center Inc.	5	178
RG Barry Corp.	—	2
Rick’s Cabaret International Inc. (c)	1	10
Rocky Brands Inc.	1	11
Ross Stores Inc.	4	258
Royal Caribbean Cruises Ltd.	8	317
Ruby Tuesday Inc. (c)	3	22
Rue21 Inc. (c) (e)	—	12
Ruth’s Hospitality Group Inc.	2	28
Ryland Group Inc.	2	81
Saks Inc. (c)	8	128
Sally Beauty Holdings Inc. (c)	3	86
Scientific Games Corp. (c)	6	92
Scripps Networks Interactive Inc. - Class A	2	180
Sears Holdings Corp. (c) (e)	3	159
Select Comfort Corp. (c)	1	17
Service Corp. International	13	234
SHFL Entertainment Inc. (c)	1	32
Shiloh Industries Inc.	1	10
Shoe Carnival Inc.	1	35
Shutterfly Inc. (c)	3	146
Signet Jewelers Ltd.	2	120
Sinclair Broadcast Group Inc. - Class A	3	115
Sirius XM Radio Inc. (e)	49	189
Six Flags Entertainment Corp.	4	149
Skechers U.S.A. Inc. - Class A (c)	2	57
Skullcandy Inc. (c)	2	9
Smith & Wesson Holding Corp. (c) (e)	3	32
Sonic Automotive Inc.	2	40
Sonic Corp. (c)	2	39
Sotheby’s	3	157
Speedway Motorsports Inc.	2	27
Stage Stores Inc.	2	31
Standard Motor Products Inc.	2	71
Standard-Pacific Corp. (c)	9	67
Stanley Furniture Co. Inc. (c)	—	—
Staples Inc.	27	400
Starbucks Corp.	9	714
Starwood Hotels & Resorts Worldwide Inc.	3	218
Starz - Liberty Capital - Class A (c)	4	118
Stein Mart Inc.	2	27
Steiner Leisure Ltd. (c)	1	51
Steven Madden Ltd. (c)	2	97
Stewart Enterprises Inc. - Class A	1	18
Stoneridge Inc. (c)	3	33
Strayer Education Inc. (e)	—	4
Sturm Ruger & Co. Inc. (e)	—	25
Superior Industries International Inc.	1	20
Systemax Inc.	2	16
Target Corp.	8	512
Tempur-Pedic International Inc. (c)	1	49
Tenneco Inc. (c)	1	68
Tesla Motors Inc. (c) (e)	2	329
Texas Roadhouse Inc.	5	126
The Jones Group Inc. (e)	3	47
Thor Industries Inc.	3	155
Tiffany & Co.	2	163
Time Warner Cable Inc.	6	636
Time Warner Inc.	18	1,167
TJX Cos. Inc.	10	553

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Toll Brothers Inc. (c)	8	246
Tower International Inc. (c)	1	11
Town Sports International Holdings Inc.	1	10
Tractor Supply Co.	2	154
TripAdvisor Inc. (c)	3	197
TRW Automotive Holdings Corp. (c)	5	347
Tupperware Brands Corp.	1	104
Twenty-First Century Fox Inc. - Class A	26	858
Twenty-First Century Fox Inc. - Class B	8	264
Ulta Salon Cosmetics & Fragrance Inc. (c)	1	120
Under Armour Inc. - Class A (c) (e)	2	127
Unifi Inc. (c)	1	19
Universal Electronics Inc. (c)	2	61
Universal Technical Institute Inc. (e)	1	11
Urban Outfitters Inc. (c)	3	103
Vail Resorts Inc.	2	125
Valassis Communications Inc. (e)	2	55
ValueVision Media Inc. (c)	4	19
VF Corp.	1	215
Viacom Inc. - Class A	—	8
Viacom Inc. - Class B	5	443
Visteon Corp. (c)	2	189
Vitamin Shoppe Inc. (c)	1	57
VOXX International Corp. - Class A (c)	—	1
WABCO Holdings Inc. (c)	1	101
Walt Disney Co.	29	1,844
Washington Post Co. - Class B	1	306
Weight Watchers International Inc. (e)	1	37
Wendy’s Co.	24	200
West Marine Inc. (c)	1	12
Wet Seal Inc. - Class A (c)	7	27
Whirlpool Corp.	2	343
Williams-Sonoma Inc.	2	88
Winmark Corp.	—	7
Winnebago Industries Inc. (c)	1	26
Wolverine World Wide Inc.	2	134
World Wrestling Entertainment Inc. - Class A (e)	1	10
Wyndham Worldwide Corp.	4	232
Wynn Resorts Ltd.	2	269
Yum! Brands Inc.	6	428
Zale Corp. (c)	2	28
Zumiez Inc. (c)	2	62
		55,406
CONSUMER STAPLES - 7.2%
Alico Inc.	—	12
Alliance One International Inc. (c)	5	15
Altria Group Inc.	27	914
Andersons Inc.	1	100
Archer-Daniels-Midland Co.	14	527
Avon Products Inc.	7	151
B&G Foods Inc.	3	120
Beam Inc.	6	395
Boston Beer Co. Inc. (c)	—	49
Boulder Brands Inc. (c) (e)	4	65
Brown-Forman Corp. - Class A	—	30
Brown-Forman Corp. - Class B	2	129
Bunge Ltd.	6	474
Cal-Maine Foods Inc.	2	77
Calavo Growers Inc.	1	18
Campbell Soup Co.	5	213
Casey’s General Stores Inc.	2	143
Central Garden & Pet Co. (c)	1	4
Central Garden & Pet Co. - Class A (c)	—	1
Chefs’ Warehouse Inc. (c)	1	14
Chiquita Brands International Inc. (c)	2	26
Church & Dwight Co. Inc.	3	168
Clorox Co.	2	188
Coca-Cola Bottling Co.	—	24
Coca-Cola Co.	48	1,826
Coca-Cola Enterprises Inc.	6	259
Colgate-Palmolive Co.	13	756
ConAgra Foods Inc.	13	385
Constellation Brands Inc. - Class A (c)	5	274
Constellation Brands Inc. - Class B (c)	—	1
Costco Wholesale Corp.	6	679
Craft Brewers Alliance Inc. (c)	1	11
CVS Caremark Corp.	23	1,307
Darling International Inc. (c)	10	209
Dean Foods Co. (c)	4	85
Dole Food Co. Inc. (c)	5	63
Dr. Pepper Snapple Group Inc.	5	203
Elizabeth Arden Inc. (c)	1	41
Energizer Holdings Inc.	3	248
Estee Lauder Cos. Inc.	3	185
Farmer Bros. Co. (c)	1	11
Flowers Foods Inc.	10	213
Fresh Del Monte Produce Inc.	4	107
General Mills Inc.	9	426
Green Mountain Coffee Roasters Inc. (c) (e)	3	191
Hain Celestial Group Inc. (c)	2	166
Harris Teeter Supermarkets Inc.	2	89
Herbalife Ltd. (e)	2	148
Hershey Co.	2	194
Hillshire Brands Co.	3	89
Hormel Foods Corp.	5	194
Ingles Markets Inc. - Class A	—	7
Ingredion Inc.	3	179
Inter Parfums Inc.	2	63
Inventure Foods Inc. (c)	—	2
J&J Snack Foods Corp.	1	73
JM Smucker Co.	5	494
John B. Sanfilippo & Son Inc.	—	10
Kellogg Co.	3	188
Kimberly-Clark Corp.	5	509
Kraft Foods Group Inc.	9	469
Kroger Co.	6	240
Lancaster Colony Corp.	1	94
Limoneira Co.	1	28
Lorillard Inc.	5	216
Mannatech Inc. (c)	—	7
McCormick & Co. Inc.	2	149
Mead Johnson Nutrition Co.	3	194
Medifast Inc. (c)	1	32
Molson Coors Brewing Co. - Class B	7	341
Mondelez International Inc. - Class A	32	1,013
Monster Beverage Corp. (c)	3	172
Nash Finch Co.	1	13
National Beverage Corp. (e)	1	9
Nu Skin Enterprises Inc.	1	117
Nutraceutical International Corp.	1	26
Oil-Dri Corp. of America	—	3
Omega Protein Corp. (c)	1	6
Orchids Paper Products Co.	—	6
Pantry Inc. (c)	1	12
PepsiCo Inc.	21	1,630
Philip Morris International Inc.	21	1,807
Pilgrim’s Pride Corp. (c)	7	116
Post Holdings Inc. (c)	3	114
Prestige Brands Holdings Inc. (c)	3	95
PriceSmart Inc. (e)	1	67
Procter & Gamble Co.	37	2,820
Revlon Inc. - Class A (c)	2	67
Reynolds American Inc.	5	219
Rite Aid Corp. (c)	33	157

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Safeway Inc. (e)	10	313
Sanderson Farms Inc.	2	102
Snyders-Lance Inc. (e)	5	152
Spartan Stores Inc. (e)	1	22
Spectrum Brands Holdings Inc.	3	171
Susser Holdings Corp. (c) (e)	1	63
Sysco Corp.	8	251
The Fresh Market Inc. (c)	2	90
Tootsie Roll Industries Inc. (e)	2	51
TreeHouse Foods Inc. (c)	2	156
Tyson Foods Inc.	11	324
United Natural Foods Inc. (c)	3	168
Universal Corp. (e)	1	41
USANA Health Sciences Inc. (c) (e)	1	43
Vector Group Ltd. (e)	2	37
Village Super Market Inc. - Class A	—	12
Wal-Mart Stores Inc.	23	1,670
Walgreen Co.	11	592
WD-40 Co.	1	58
Weis Markets Inc.	2	73
WhiteWave Foods Co. - Class A (c) (e)	3	59
Whole Foods Market Inc.	5	281
		28,710
ENERGY - 10.1%
Adams Resources & Energy Inc.	—	14
Alon USA Energy Inc.	2	21
Alpha Natural Resources Inc. (c)	7	43
Anadarko Petroleum Corp.	10	912
Apache Corp.	7	579
Arch Coal Inc. (e)	—	1
Atwood Oceanics Inc. (c)	4	227
Baker Hughes Inc.	10	481
Basic Energy Services Inc. (c)	2	29
Bill Barrett Corp. (c) (e)	2	57
Bolt Technology Corp.	1	27
Bonanza Creek Energy Inc. (c)	2	73
BPZ Resources Inc. (c) (e)	4	8
Bristow Group Inc.	2	109
C&J Energy Services Inc. (c) (e)	2	33
Cabot Oil & Gas Corp. - Class A	8	287
Callon Petroleum Co. (c)	2	13
Cameron International Corp. (c)	3	167
CARBO Ceramics Inc. (e)	1	70
Carrizo Oil & Gas Inc. (c)	3	127
Cheniere Energy Inc. (c)	4	134
Chesapeake Energy Corp.	24	610
Chevron Corp.	38	4,665
Cimarex Energy Co.	3	302
Clayton Williams Energy Inc. (c)	1	37
Clean Energy Fuels Corp. (c) (e)	1	12
Cloud Peak Energy Inc. (c)	3	44
Cobalt International Energy Inc. (c)	7	172
Comstock Resources Inc.	2	36
Concho Resources Inc. (c)	3	326
ConocoPhillips	25	1,714
CONSOL Energy Inc.	8	265
Contango Oil & Gas Co.	1	26
Continental Resources Inc. (c) (e)	1	64
Core Laboratories NV	1	135
Crimson Exploration Inc. (c)	2	5
Crosstex Energy Inc.	3	65
Delek US Holdings Inc.	3	59
Denbury Resources Inc. (c)	12	217
Devon Energy Corp.	8	465
Diamond Offshore Drilling Inc. (e)	4	243
Dresser-Rand Group Inc. (c)	4	224
Dril-Quip Inc. (c)	2	229
Endeavour International Corp. (c) (e)	1	5
Energen Corp.	3	232
Energy XXI Bermuda Ltd. (e)	4	125
EOG Resources Inc.	4	660
EPL Oil & Gas Inc. (c)	3	123
EQT Corp.	3	257
Era Group Inc. (c)	2	43
Exterran Holdings Inc. (c)	4	103
Exxon Mobil Corp.	83	7,134
FMC Technologies Inc. (c)	4	244
Gastar Exploration Ltd. (c)	5	18
Global Geophysical Services Inc. (c)	—	1
Green Plains Renewable Energy Inc. (e)	1	21
Gulf Island Fabrication Inc.	1	15
Gulfmark Offshore Inc. - Class A (e)	2	108
Gulfport Energy Corp. (c)	4	248
Halcon Resources Corp. (c) (e)	1	6
Halliburton Co.	12	563
Helix Energy Solutions Group Inc. (c)	7	173
Helmerich & Payne Inc.	4	287
Hercules Offshore Inc. (c)	6	42
Hess Corp.	7	526
HKN Inc. (c)	—	2
HollyFrontier Corp.	9	362
Hornbeck Offshore Services Inc. (c)	1	71
ION Geophysical Corp. (c)	3	17
James River Coal Co. (c) (e)	—	1
Key Energy Services Inc. (c)	2	12
Kinder Morgan Inc.	13	448
Knightsbridge Tankers Ltd.	3	27
Kodiak Oil & Gas Corp. (c)	4	53
Laredo Petroleum Holdings Inc. (c)	6	186
Magnum Hunter Resources Corp. (c) (e)	7	43
Marathon Oil Corp.	13	447
Marathon Petroleum Corp.	7	424
Matador Resources Co. (c)	4	63
Matrix Service Co. (c)	2	29
McDermott International Inc. (c)	4	30
Miller Energy Resources Inc. (c) (e)	—	2
Mitcham Industries Inc. (c) (e)	—	6
Murphy Oil Corp.	4	264
Murphy USA Inc. (c)	1	44
Nabors Industries Ltd.	14	223
National Oilwell Varco Inc.	8	625
Natural Gas Services Group Inc. (c)	1	19
Newfield Exploration Co. (c)	7	185
Newpark Resources Inc. (c)	7	92
Noble Corp.	12	434
Noble Energy Inc.	7	476
Nordic American Tankers Ltd. (e)	1	7
Northern Oil and Gas Inc. (c) (e)	1	20
Nuverra Environmental Solutions Inc. (c) (e)	6	14
Oasis Petroleum Inc. (c)	4	173
Occidental Petroleum Corp.	16	1,476
Oceaneering International Inc.	2	142
Oil States International Inc. (c)	2	238
Panhandle Oil and Gas Inc. - Class A	—	10
Parker Drilling Co. (c)	10	57
Patterson-UTI Energy Inc.	7	147
PDC Energy Inc. (c)	2	143
Peabody Energy Corp.	4	76
Penn Virginia Corp. (c)	7	49
PetroQuest Energy Inc. (c)	3	11
PHI Inc. (c)	—	3
PHI Inc. (c)	1	30
Phillips 66	11	638
Pioneer Energy Services Corp. (c)	2	17
Pioneer Natural Resources Co.	5	866

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
QEP Resources Inc.	6	163
Range Resources Corp.	3	215
Renewable Energy Group Inc. (c)	4	56
Rentech Inc.	4	8
Rex Energy Corp. (c)	4	87
RigNet Inc. (c)	1	29
Rosetta Resources Inc. (c)	2	99
Rowan Cos. Plc - Class A (c)	8	284
RPC Inc. (e)	6	93
SandRidge Energy Inc. (c) (e)	8	45
Schlumberger Ltd.	17	1,471
SEACOR Holdings Inc.	2	161
SemGroup Corp. - Class A	4	205
Ship Finance International Ltd. (e)	4	60
SM Energy Co.	3	252
Southwestern Energy Co. (c)	9	312
Spectra Energy Corp.	9	305
Stone Energy Corp. (c)	4	143
Superior Energy Services Inc. (c)	7	183
Swift Energy Co. (c) (e)	1	15
Synergy Resources Corp. (c)	4	35
Targa Resources Corp.	1	96
Teekay Corp.	4	162
Tesco Corp. (c)	1	13
Tesoro Corp.	7	286
Tetra Technologies Inc. (c)	6	73
TGC Industries Inc.	1	6
Tidewater Inc.	3	186
Transocean Ltd.	6	273
Triangle Petroleum Corp. (c)	6	62
Ultra Petroleum Corp. (c) (e)	8	159
Unit Corp. (c)	—	17
VAALCO Energy Inc. (c)	2	11
Valero Energy Corp.	11	372
W&T Offshore Inc. (e)	4	67
Warren Resources Inc. (c)	3	8
Weatherford International Ltd. (c)	32	491
Western Refining Inc. (e)	5	138
Whiting Petroleum Corp. (c)	4	253
Willbros Group Inc. (c)	6	54
Williams Cos. Inc.	8	277
World Fuel Services Corp. (e)	1	31
WPX Energy Inc. (c)	12	234
		40,453
FINANCIALS - 18.0%
1st Source Corp.	2	40
1st United Bancorp Inc.	1	10
Access National Corp.	—	1
ACE Ltd.	7	701
Affiliated Managers Group Inc. (c)	1	183
AFLAC Inc.	9	558
Alexander & Baldwin Inc.	3	126
Alleghany Corp. (c)	1	240
Allied World Assurance Co. Holdings Ltd.	2	204
Allstate Corp.	10	513
Altisource Asset Management Corp. (c)	—	26
Altisource Portfolio Solutions SA (c)	1	98
Altisource Residential Corp. - Class B	—	4
American Capital Ltd. (c)	18	252
American Equity Investment Life Holding Co.	3	66
American Express Co.	13	997
American Financial Group Inc.	5	287
American International Group Inc.	29	1,414
American National Bankshares Inc.	—	—
American National Insurance Co.	1	119
American Safety Insurance Holdings Ltd. (c)	—	1
Ameriprise Financial Inc.	4	329
Ameris Bancorp (c)	1	20
Amerisafe Inc.	1	28
AmTrust Financial Services Inc. (e)	5	183
Aon Plc - Class A	3	260
Arch Capital Group Ltd. (c)	6	314
Argo Group International Holdings Ltd.	1	28
Arrow Financial Corp. (e)	—	1
Arthur J Gallagher & Co.	3	134
Aspen Insurance Holdings Ltd.	4	149
Associated Bancorp	11	174
Assurant Inc.	5	249
Assured Guaranty Ltd.	9	169
Asta Funding Inc.	—	3
Astoria Financial Corp.	6	72
Atlanticus Holdings Corp. (c)	1	2
AV Homes Inc. (c)	1	11
Axis Capital Holdings Ltd.	7	311
Baldwin & Lyons Inc. - Class B	1	12
Banc of California Inc. (e)	1	7
BancFirst Corp.	1	60
Bancorp Inc. (c)	2	27
BancorpSouth Inc.	8	165
Bank Mutual Corp.	2	13
Bank of America Corp.	235	3,237
Bank of Hawaii Corp.	3	163
Bank of New York Mellon Corp.	22	658
Bank of the Ozarks Inc.	2	105
BankFinancial Corp.	1	9
BankUnited Inc.	6	193
Banner Corp.	2	72
Bar Harbor Bankshares	—	—
BB&T Corp.	13	446
BBCN Bancorp Inc.	7	95
Beneficial Mutual Bancorp Inc. (c)	4	39
Berkshire Hathaway Inc. - Class B (c)	22	2,442
Berkshire Hills Bancorp Inc.	1	29
BGC Partners Inc.	8	43
BlackRock Inc.	3	751
BofI Holding Inc. (c)	1	32
BOK Financial Corp.	4	229
Boston Private Financial Holdings Inc.	7	74
Brookline Bancorp Inc.	7	61
Brown & Brown Inc.	9	283
Bryn Mawr Bank Corp.	1	40
C&F Financial Corp. (e)	—	2
Calamos Asset Management Inc. - Class A	1	9
Camco Financial Corp.	1	2
Camden National Corp.	—	12
Capital City Bank Group Inc. (c)	1	8
Capital One Financial Corp.	11	784
Capital Southwest Corp.	1	17
CapitalSource Inc.	9	111
Capitol Federal Financial Inc.	13	159
Cardinal Financial Corp.	3	54
Cash America International Inc. (e)	2	69
Cathay General Bancorp	7	161
CBOE Holdings Inc.	3	113
CBRE Group Inc. - Class A (c)	5	119
Center Bancorp Inc.	1	10
CenterState Banks of Florida Inc.	1	13
Central Pacific Financial Corp.	3	44
Century Bancorp Inc. - Class A	—	1
Charles Schwab Corp.	14	298
Chemical Financial Corp.	2	53
Chubb Corp.	6	500
Cincinnati Financial Corp.	7	329
CIT Group Inc. (c)	8	411
Citigroup Inc.	66	3,224

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Citizens Inc. - Class A (c) (e)	2	19
City Holdings Co.	1	33
City National Corp.	4	235
Clifton Savings Bancorp Inc.	1	15
CME Group Inc.	7	492
CNA Financial Corp.	2	61
CNB Financial Corp.	1	9
CNO Financial Group Inc.	12	166
CoBiz Financial Inc.	3	28
Cohen & Steers Inc. (e)	1	29
Columbia Banking System Inc.	4	110
Comerica Inc.	8	298
Commerce Bancshares Inc.	5	234
Community Bank System Inc.	3	102
Community Trust Bancorp Inc.	1	28
Consolidated-Tomoka Land Co.	—	8
Cowen Group Inc. - Class A (c)	9	31
Crawford & Co.	1	14
Credit Acceptance Corp. (c)	1	73
Cullen/Frost Bankers Inc. (e)	4	253
CVB Financial Corp.	9	119
DFC Global Corp. (c)	2	23
Diamond Hill Investment Group Inc.	—	11
Dime Community Bancshares Inc.	2	36
Discover Financial Services	7	359
Donegal Group Inc. - Class A	1	13
Doral Financial Corp. (c)	1	11
E*TRADE Financial Corp. (c)	17	288
East West Bancorp Inc.	9	272
Eaton Vance Corp.	3	110
eHealth Inc. (c)	1	23
EMC Insurance Group Inc.	1	18
Employer Holdings Inc.	3	79
Endurance Specialty Holdings Ltd.	4	210
Enstar Group Ltd. (c)	1	165
Enterprise Financial Services Corp.	1	24
Erie Indemnity Co. - Class A	2	119
Evercore Partners Inc.	1	59
Everest Re Group Ltd.	2	305
FBL Financial Group Inc. - Class A	1	63
Federal Agricultural Mortgage Corp. - Class C	1	30
Federated Investors Inc. - Class B (e)	5	136
Fidelity National Financial Inc. - Class A	9	226
Fifth Third Bancorp	20	363
Financial Engines Inc.	1	86
Financial Institutions Inc.	1	12
First American Financial Corp.	6	146
First Bancorp Inc. (c)	15	84
First Bancorp Inc.	1	7
First Busey Corp.	6	29
First Cash Financial Services Inc. (c)	2	110
First Citizens BancShares Inc. - Class A	—	19
First Commonwealth Financial Corp.	5	36
First Community Bancshares Inc.	1	13
First Financial Bancorp	3	46
First Financial Bankshares Inc. (e)	1	71
First Financial Corp.	1	19
First Financial Holdings Inc.	1	37
First Financial Northwest Inc.	1	8
First Horizon National Corp.	15	162
First Interstate BancSystem Inc. - Class A	2	37
First Merchants Corp.	1	23
First Midwest Bancorp Inc.	7	98
First Niagara Financial Group Inc.	21	220
First Republic Bank	5	227
First South Bancorp Inc. (c)	—	1
FirstMerit Corp.	10	225
Flagstar Bancorp Inc. (c)	2	34
Flushing Financial Corp.	2	29
FNB Corp.	13	153
Forest City Enterprises Inc. (c)	8	154
Forestar Group Inc. (c)	2	36
Fox Chase Bancorp Inc.	1	10
Franklin Resources Inc.	5	243
Fulton Financial Corp.	17	196
FXCM Inc. - Class A (e)	1	17
Gain Capital Holdings Inc.	4	47
GAMCO Investors Inc.	—	15
Genworth Financial Inc. (c)	22	279
German American Bancorp Inc.	1	15
GFI Group Inc.	8	33
Glacier Bancorp Inc.	6	151
Global Indemnity Plc (c)	1	18
Goldman Sachs Group Inc.	9	1,488
Great Southern Bancorp Inc.	1	17
Green Dot Corp. (c)	2	56
Greenhill & Co. Inc.	1	48
Greenlight Capital Re Ltd. - Class A (c)	2	57
Hallmark Financial Services Inc. (c)	2	19
Hancock Holding Co.	6	174
Hanmi Financial Corp.	3	55
Hanover Insurance Group Inc.	4	210
Harris & Harris Group Inc. (c)	—	1
Hartford Financial Services Group Inc.	19	603
HCC Insurance Holdings Inc.	6	275
HCI Group Inc.	1	49
Heartland Financial USA Inc.	1	39
Heritage Commerce Corp.	1	8
Heritage Financial Corp.	1	11
HFF Inc. - Class A	1	25
Hilltop Holdings Inc. (c)	7	135
Home Bancshares Inc.	4	116
Home Federal Bancorp Inc.	1	9
Horace Mann Educators Corp.	1	31
Howard Hughes Corp. (c)	2	279
Hudson City Bancorp Inc.	25	226
Hudson Valley Holding Corp.	1	26
Huntington Bancshares Inc.	34	282
IberiaBank Corp.	2	109
ICG Group Inc. (c)	2	23
Imperial Holdings Inc. (c)	2	10
Independent Bank Corp.	1	34
Interactive Brokers Group Inc.	5	85
IntercontinentalExchange Inc. (c)	1	254
International Bancshares Corp.	5	98
INTL FCStone Inc. (c)	1	29
Invesco Ltd.	18	582
Investment Technology Group Inc. (c)	2	28
Investors Bancorp Inc.	5	118
Investors Title Co.	—	1
Janus Capital Group Inc.	7	61
Jones Lang LaSalle Inc.	2	185
JPMorgan Chase & Co.	77	4,002
KCG Holdings Inc. - Class A (c)	—	2
Kearny Financial Corp. (c)	2	23
Kemper Corp.	4	132
Kennedy-Wilson Holdings Inc.	6	114
KeyCorp	41	468
Lakeland Bancorp Inc.	2	21
Lakeland Financial Corp.	1	20
Legg Mason Inc.	8	258
Leucadia National Corp.	14	384
Lincoln National Corp.	12	496
Loews Corp.	7	334
LPL Financial Holdings Inc.	5	201
M&T Bank Corp. (e)	4	404

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Macatawa Bank Corp. (c) (e)	1	3
Maiden Holdings Ltd.	4	44
MainSource Financial Group Inc.	1	14
Markel Corp. (c)	1	325
MarketAxess Holdings Inc.	1	52
Marlin Business Services Inc.	1	25
Marsh & McLennan Cos. Inc.	8	331
MB Financial Inc.	5	136
MBIA Inc. (c)	11	112
MCG Capital Corp.	4	19
Medallion Financial Corp.	1	12
Mercantile Bank Corp. (e)	—	1
Merchants Bancshares Inc.	—	4
Mercury General Corp.	3	163
Meridian Interstate BanCorp Inc. (c)	1	22
MetLife Inc.	20	937
Metro Bancorp Inc. (c)	—	6
MGIC Investment Corp. (c)	10	73
Montpelier Re Holdings Ltd.	3	76
Moody’s Corp.	4	302
Morgan Stanley	32	854
MSCI Inc. (c)	5	195
NASDAQ OMX Group Inc.	7	215
National Interstate Corp.	—	11
National Penn Bancshares Inc.	8	77
Navigators Group Inc. (c)	1	35
NBT Bancorp Inc.	2	49
Nelnet Inc. - Class A	2	91
New Hampshire Thrift Bancshares Inc.	—	—
New York Community Bancorp Inc. (e)	18	265
NewBridge Bancorp (c)	1	10
NewStar Financial Inc. (c)	2	42
Northern Trust Corp.	10	537
Northfield Bancorp Inc.	4	48
Northwest Bancshares Inc.	8	104
NYSE Euronext	3	134
OceanFirst Financial Corp.	1	14
Ocwen Financial Corp. (c)	4	198
OFG Bancorp (e)	4	66
Old National Bancorp	7	104
Old Republic International Corp.	16	250
OmniAmerican Bancorp Inc. (c)	1	12
OneBeacon Insurance Group Ltd. - Class A	2	31
Oritani Financial Corp.	2	41
Pacific Continental Corp.	1	11
Pacific Mercantile BanCorp (c)	—	—
PacWest Bancorp (e)	2	61
Park National Corp. (e)	1	40
Park Sterling Corp.	4	26
PartnerRe Ltd.	3	257
Peapack Gladstone Financial Corp.	—	—
People’s United Financial Inc.	19	280
Peoples Bancorp Inc.	1	11
PHH Corp. (c) (e)	3	78
Pico Holdings Inc. (c)	1	22
Pinnacle Financial Partners Inc. (c)	3	81
Piper Jaffray Cos. (c)	1	31
Platinum Underwriters Holdings Ltd.	2	114
PNC Financial Services Group Inc.	12	848
Popular Inc. (c)	7	174
Portfolio Recovery Associates Inc. (c)	2	144
Preferred Bank (c)	1	11
Primerica Inc.	5	186
Principal Financial Group Inc.	11	471
PrivateBancorp Inc.	7	142
ProAssurance Corp.	3	135
Progressive Corp.	11	301
Prosperity Bancshares Inc. (e)	4	234
Protective Life Corp.	5	204
Provident Financial Holdings Inc.	—	3
Provident Financial Services Inc.	3	47
Provident New York Bancorp (e)	2	19
Prudential Financial Inc.	10	757
Radian Group Inc. (e)	6	81
Raymond James Financial Inc.	6	229
Regions Financial Corp.	61	564
Reinsurance Group of America Inc.	4	295
RenaissanceRe Holdings Ltd.	2	172
Renasant Corp.	2	42
Republic Bancorp Inc. - Class A	1	22
Resource America Inc. - Class A	1	7
RLI Corp.	1	105
Rockville Financial Inc.	2	28
Roma Financial Corp. (c)	1	13
Ryman Hospitality Properties (e)	2	57
S&T Bancorp Inc.	1	36
Safeguard Scientifics Inc. (c)	1	17
Safety Insurance Group Inc.	1	37
Sandy Spring Bancorp Inc.	2	37
Seacoast Banking Corp. of Florida (c)	2	5
SEI Investments Co.	4	110
Selective Insurance Group	5	118
Sierra Bancorp	1	9
Signature Bank (c)	2	205
Simmons First National Corp. - Class A	1	25
Simplicity Bancorp Inc.	—	6
SLM Corp.	17	418
Southside Bancshares Inc. (e)	2	52
Southwest Bancorp Inc. (c)	1	13
St. Joe Co. (c) (e)	3	59
StanCorp Financial Group Inc.	3	180
State Auto Financial Corp.	3	52
State Street Corp.	9	562
StellarOne Corp.	1	25
Sterling Bancorp	1	18
Stewart Information Services Corp. (e)	2	77
Stifel Financial Corp. (c)	3	126
Suffolk Bancorp (c)	1	25
Sun Bancorp Inc. (c)	4	17
SunTrust Banks Inc.	12	378
Susquehanna Bancshares Inc.	16	204
SVB Financial Group (c)	3	255
SY Bancorp Inc.	1	14
Symetra Financial Corp.	5	87
Synovus Financial Corp.	59	196
T. Rowe Price Group Inc.	4	259
Taylor Capital Group Inc. (c)	1	29
TCF Financial Corp.	14	196
TD Ameritrade Holding Corp.	9	243
Tejon Ranch Co. (c)	1	28
Territorial Bancorp Inc.	1	11
Texas Capital Bancshares Inc. (c)	3	157
TFS Financial Corp. (c)	11	128
Thomas Properties Group Inc.	2	15
Tompkins Financial Corp.	—	22
Torchmark Corp.	4	282
Tower Group International Ltd.	1	5
TowneBank (e)	1	19
Travelers Cos. Inc.	8	695
Tree.com Inc.	1	25
Trico Bancshares	1	30
TrustCo Bank Corp.	7	45
Trustmark Corp.	6	150
U.S. Bancorp	35	1,287
UMB Financial Corp.	3	187
Umpqua Holdings Corp. (e)	5	88

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Union First Market Bankshares Corp. (e)	1	26
United Bankshares Inc. (e)	2	46
United Community Banks Inc. (c)	4	59
United Financial Bancorp Inc.	1	11
United Fire Group Inc.	1	37
Universal Insurance Holdings Inc.	4	26
Univest Corp. of Pennsylvania	1	25
Unum Group	11	336
Validus Holdings Ltd.	6	217
Valley National Bancorp (e)	6	58
ViewPoint Financial Group	2	37
Virginia Commerce Bancorp Inc. (c)	2	23
Waddell & Reed Financial Inc.	2	123
Walker & Dunlop Inc. (c)	1	16
Washington Banking Co.	1	8
Washington Federal Inc.	9	186
Washington Trust Bancorp Inc.	1	22
Webster Financial Corp.	8	205
Wells Fargo & Co.	99	4,100
WesBanco Inc.	2	49
West Bancorp Inc.	1	11
Westamerica Bancorp (e)	2	79
Western Alliance Bancorp (c)	6	110
Westfield Financial Inc.	—	1
Willis Group Holdings Plc	3	128
Wilshire Bancorp Inc.	8	65
Wintrust Financial Corp.	3	143
World Acceptance Corp. (c) (e)	1	45
WR Berkley Corp.	6	240
WSFS Financial Corp.	—	24
XL Group Plc	12	362
Zions Bancorp	8	211
		71,862
HEALTH CARE - 11.4%
Abbott Laboratories	22	733
AbbVie Inc.	18	787
Accuray Inc. (c) (e)	1	8
Acorda Therapeutics Inc. (c)	1	38
Actavis Inc. (c)	4	504
Addus HomeCare Corp. (c)	—	12
Aegerion Pharmaceuticals Inc. (c)	1	52
Aetna Inc.	7	448
Affymetrix Inc. (c)	8	48
Agilent Technologies Inc.	3	175
Air Methods Corp. (e)	2	77
Albany Molecular Research Inc. (c) (e)	3	32
Alere Inc. (c)	5	154
Alexion Pharmaceuticals Inc. (c)	3	314
Align Technology Inc. (c)	3	135
Alkermes Plc (c)	6	217
Allergan Inc.	4	371
Allscripts-Misys Healthcare Solutions Inc. (c)	11	165
Alnylam Pharmaceuticals Inc. (c)	2	114
AMAG Pharmaceuticals Inc. (c)	1	17
Amedisys Inc. (c)	4	62
AmerisourceBergen Corp.	4	233
Amgen Inc.	10	1,109
AMN Healthcare Services Inc. (c)	3	36
Amsurg Corp. (c)	2	71
Analogic Corp.	1	53
AngioDynamics Inc. (c)	1	14
Anika Therapeutics Inc. (c) (e)	1	29
Ariad Pharmaceuticals Inc. (c)	4	79
ArthroCare Corp. (c)	1	43
Astex Pharmaceuticals (c)	5	42
athenahealth Inc. (c)	1	109
Atrion Corp.	—	16
Baxano Surgical Inc. (c) (e)	1	1
Baxter International Inc.	8	493
Becton Dickinson & Co.	3	270
Bio-Rad Laboratories Inc. - Class A (c)	1	144
Bio-Reference Labs Inc. (c) (e)	2	48
Biogen Idec Inc. (c)	3	746
BioMarin Pharmaceutical Inc. (c)	2	157
BioScrip Inc. (c)	4	32
BioTelemetry Inc. (c)	—	3
Boston Scientific Corp. (c)	48	568
Bristol-Myers Squibb Co.	22	1,009
Brookdale Senior Living Inc. (c)	6	155
Bruker Corp. (c)	5	112
Cambrex Corp. (c)	3	37
Cantel Medical Corp.	3	83
Capital Senior Living Corp. (c)	1	26
Cardinal Health Inc.	5	245
CareFusion Corp. (c)	9	336
Celgene Corp. (c)	6	939
Celldex Therapeutics Inc. (c) (e)	2	74
Centene Corp. (c)	3	174
Cepheid Inc. (c) (e)	1	39
Cerner Corp. (c)	3	151
Charles River Laboratories International Inc. (c)	3	150
Chemed Corp. (e)	1	50
Chindex International Inc. (c)	1	12
CIGNA Corp.	5	409
Community Health Systems Inc.	4	176
Computer Programs & Systems Inc.	—	14
Conmed Corp.	1	37
Cooper Cos. Inc.	1	187
Corvel Corp. (c)	1	37
Covance Inc. (c)	3	228
Covidien Plc	7	407
CR Bard Inc.	1	150
Cross Country Healthcare Inc. (c)	2	10
CryoLife Inc.	1	8
Cubist Pharmaceuticals Inc. (c)	3	198
Cumberland Pharmaceuticals Inc. (c) (e)	1	4
Cutera Inc. (c)	—	1
Cyberonics Inc. (c)	1	56
Cynosure Inc. - Class A (c)	1	13
DaVita HealthCare Partners Inc. (c)	5	262
Dentsply International Inc.	4	161
Edwards Lifesciences Corp. (c)	2	139
Eli Lilly & Co.	14	700
Emergent BioSolutions Inc. (c)	2	38
Emeritus Corp. (c)	2	33
Endo Pharmaceuticals Holdings Inc. (c)	6	260
Endocyte Inc. (c) (e)	1	17
Ensign Group Inc.	2	62
ExacTech Inc. (c)	1	10
ExamWorks Group Inc. (c)	2	42
Express Scripts Holding Co. (c)	15	933
Five Star Quality Care Inc. (c)	2	11
Forest Laboratories Inc. (c)	11	458
Furiex Pharmaceuticals Inc. (c)	—	13
Gentiva Health Services Inc. (c)	1	17
Gilead Sciences Inc. (c)	20	1,282
Greatbatch Inc. (c)	1	37
Haemonetics Corp. (c)	2	96
Hanger Orthopedic Group Inc. (c)	2	78
HCA Holdings Inc.	3	146
Health Management Associates Inc. - Class A (c)	8	102
Health Net Inc. (c)	4	125
HealthSouth Corp.	2	83
Healthways Inc. (c)	4	69

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Henry Schein Inc. (c)	3	259
Hi-Tech Pharmacal Co. Inc.	—	4
Hill-Rom Holdings Inc.	4	142
HMS Holdings Corp. (c)	1	20
Hologic Inc. (c)	11	223
Horizon Pharma Inc. (c) (e)	1	5
Hospira Inc. (c)	5	212
Humana Inc.	6	591
ICU Medical Inc. (c)	1	75
Idexx Laboratories Inc. (c) (e)	1	131
Illumina Inc. (c) (e)	2	163
Impax Laboratories Inc. (c)	6	119
Incyte Corp. (c)	5	191
Infinity Pharmaceuticals Inc. (c)	—	6
Integra LifeSciences Holdings Corp. (c)	1	48
Intuitive Surgical Inc. (c)	—	113
Invacare Corp.	2	36
IPC The Hospitalist Co. Inc. (c) (e)	1	61
Isis Pharmaceuticals Inc. (c) (e)	3	119
Jazz Pharmaceuticals Plc (c)	3	234
Johnson & Johnson	38	3,318
Kindred Healthcare Inc.	5	72
Laboratory Corp. of America Holdings (c)	2	198
Lannett Co. Inc. (c)	1	26
LHC Group Inc. (c)	1	30
Life Technologies Corp. (c)	5	380
LifePoint Hospitals Inc. (c)	3	130
Luminex Corp. (c)	1	28
Magellan Health Services Inc. (c)	2	102
Mallinckrodt Plc (c)	1	37
Masimo Corp.	2	65
McKesson Corp.	3	411
MedAssets Inc. (c)	4	107
Medicines Co. (c)	2	80
Medidata Solutions Inc. (c)	1	65
Medivation Inc. (c)	2	120
MEDNAX Inc. (c)	3	261
Medtronic Inc.	13	698
Merck & Co. Inc.	39	1,878
Meridian Bioscience Inc. (e)	1	32
Merit Medical Systems Inc. (c)	3	34
Mettler-Toledo International Inc. (c)	1	120
Molina Healthcare Inc. (c)	2	78
Momenta Pharmaceuticals Inc. (c)	4	55
MWI Veterinary Supply Inc. (c)	—	60
Mylan Inc. (c)	6	241
Myriad Genetics Inc. (c) (e)	5	129
National Healthcare Corp.	1	28
National Research Corp. - Class A (c)	1	11
National Research Corp. - Class B (e)	—	3
Natus Medical Inc. (c)	2	32
NPS Pharmaceuticals Inc. (c)	3	90
NuVasive Inc. (c)	4	86
Omnicare Inc.	6	323
Omnicell Inc. (c)	2	57
Onyx Pharmaceuticals Inc.	2	199
Opko Health Inc. (c) (e)	10	90
Orthofix International NV (c)	—	8
Owens & Minor Inc. (e)	5	181
Pacific Biosciences of California Inc. (c)	2	8
PAREXEL International Corp. (c)	2	100
Patterson Cos. Inc.	5	208
PDI Inc. (c)	1	3
PDL BioPharma Inc. (e)	6	46
PerkinElmer Inc.	7	261
Perrigo Co.	2	200
Pfizer Inc.	128	3,678
PharMerica Corp. (c)	1	10
PhotoMedex Inc. (c) (e)	—	2
Providence Services Corp. (c)	1	32
Quality Systems Inc.	4	76
Quest Diagnostics Inc. (e)	5	339
Questcor Pharmaceuticals Inc.	2	98
Quidel Corp. (c) (e)	2	43
Regeneron Pharmaceuticals Inc. (c)	2	469
Repligen Corp. (c)	3	31
ResMed Inc. (e)	3	148
Rigel Pharmaceuticals Inc. (c)	1	5
Rochester Medical Corp. (c)	—	7
RTI Biologics Inc. (c)	3	11
Salix Pharmaceuticals Ltd. (c)	2	114
Sangamo Biosciences Inc. (c) (e)	2	20
Santarus Inc. (c)	3	60
Sciclone Pharmaceuticals Inc. (c) (e)	6	29
Seattle Genetics Inc. (c) (e)	3	145
Select Medical Holdings Corp.	7	52
Sirona Dental Systems Inc. (c)	2	114
Solta Medical Inc. (c)	1	2
Spectrum Pharmaceuticals Inc. (e)	2	18
St. Jude Medical Inc.	4	229
STERIS Corp.	3	129
Stryker Corp.	4	250
SurModics Inc. (c)	1	19
Symmetry Medical Inc. (c)	2	13
Team Health Holdings Inc. (c)	2	72
Techne Corp.	1	58
Teleflex Inc.	2	195
Tenet Healthcare Corp. (c)	5	217
Theravance Inc. (c) (e)	3	122
Thermo Fisher Scientific Inc.	7	664
Thoratec Corp. (c)	4	147
Tornier BV (c)	2	33
Triple-S Management Corp. - Class B (c)	2	28
United Therapeutics Corp. (c)	2	189
UnitedHealth Group Inc.	19	1,357
Universal American Corp.	4	31
Universal Health Services Inc. - Class B	3	191
US Physical Therapy Inc.	—	13
Utah Medical Products Inc.	—	12
Vanguard Health Systems Inc.	2	34
Varian Medical Systems Inc. (c)	2	133
Vascular Solutions Inc. (c)	1	8
VCA Antech Inc. (c)	6	156
Vertex Pharmaceuticals Inc. (c)	4	280
Vical Inc. (c)	—	—
ViroPharma Inc. (c)	3	134
Warner Chilcott Plc - Class A	6	139
Waters Corp. (c)	1	149
WellCare Health Plans Inc. (c)	3	190
WellPoint Inc.	6	541
West Pharmaceutical Services Inc.	3	132
Wright Medical Group Inc. (c)	4	104
Wright Medical Group Inc. - CVR (c)	—	—
XenoPort Inc. (c)	2	8
Zimmer Holdings Inc.	5	402
Zoetis Inc. - Class A	20	608
		45,391
INDUSTRIALS - 12.9%
3M Co.	9	1,070
AAON Inc.	2	43
AAR Corp.	2	42
ABM Industries Inc.	5	121
Acacia Research Corp.	2	40
ACCO Brands Corp. (c) (e)	3	17
Aceto Corp.	3	48

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Actuant Corp. - Class A	4	144
Acuity Brands Inc.	2	193
ADT Corp.	5	212
AECOM Technology Corp. (c)	5	143
Aegion Corp. (c) (e)	2	45
AeroVironment Inc. (c)	2	45
AGCO Corp.	4	234
Air Transport Services Group Inc. (c)	1	11
Alamo Group Inc.	1	50
Alaska Air Group Inc.	4	267
Albany International Corp.	2	77
Allegiant Travel Co.	1	126
Alliant Techsystems Inc.	2	205
Allied Motion Technologies Inc.	—	4
Altra Holdings Inc.	1	26
Amerco Inc.	1	194
Ameresco Inc. - Class A (c)	1	5
American Railcar Industries Inc. (e)	1	37
American Science & Engineering Inc.	—	18
American Superconductor Corp. (c) (e)	1	3
American Woodmark Corp. (c)	1	21
AMETEK Inc.	4	189
AO Smith Corp.	4	172
Apogee Enterprises Inc.	1	39
Applied Industrial Technologies Inc.	3	140
ARC Document Solutions Inc. (c)	4	20
Arkansas Best Corp.	1	36
Armstrong World Industries Inc. (c)	1	45
Astec Industries Inc.	1	24
Astronics Corp. (c)	—	20
Atlas Air Worldwide Holdings Inc. (c)	2	100
Avery Dennison Corp.	5	199
Avis Budget Group Inc. (c)	7	191
AZZ Inc.	1	42
B/E Aerospace Inc. (c)	3	201
Babcock & Wilcox Co.	4	138
Baltic Trading Ltd.	3	15
Barnes Group Inc.	4	155
Barrett Business Services Inc.	—	27
Beacon Roofing Supply Inc. (c)	2	70
Belden Inc.	2	109
Blount International Inc. (c)	1	11
Boeing Co.	10	1,140
Brady Corp.	2	57
Breeze-Eastern Corp. (c)	—	3
Briggs & Stratton Corp.	2	37
Brink’s Co.	1	36
Builders FirstSource Inc. (c)	4	22
CAI International Inc. (c)	1	17
Carlisle Cos. Inc.	3	221
Casella Waste Systems Inc. - Class A (c)	1	6
Caterpillar Inc.	6	517
CBIZ Inc. (c)	4	26
CDI Corp.	1	14
Ceco Environmental Corp.	1	8
Celadon Group Inc.	1	19
CH Robinson Worldwide Inc.	3	163
Chart Industries Inc. (c)	1	148
Chicago Bridge & Iron Co. NV - ADR	2	156
Cintas Corp.	3	162
CIRCOR International Inc.	1	75
CLARCOR Inc.	2	125
Clean Harbors Inc. (c)	2	138
CNH Industrial NV (c)	6	72
Coleman Cable Inc.	1	13
Colfax Corp. (c)	3	169
Columbus Mckinnon Corp. (c)	1	17
Comfort Systems USA Inc.	3	55
Con-Way Inc.	4	168
Consolidated Graphics Inc. (c)	1	50
Copa Holdings SA - Class A	1	69
Copart Inc. (c)	3	88
Corporate Executive Board Co.	1	102
Costa Inc. - Class A (c)	1	9
Courier Corp.	1	8
Covanta Holding Corp.	8	178
Covenant Transportation Group Inc. - Class A (c)	—	1
Crane Co.	3	170
CSX Corp.	19	500
Cubic Corp.	2	83
Cummins Inc.	2	266
Curtiss-Wright Corp.	3	154
Danaher Corp.	8	548
Deere & Co.	5	423
Delta Air Lines Inc.	16	380
Deluxe Corp. (e)	3	142
DigitalGlobe Inc. (c)	4	116
Donaldson Co. Inc.	2	80
Douglas Dynamics Inc.	2	23
Dover Corp.	5	434
Ducommun Inc. (c)	—	13
Dun & Bradstreet Corp.	2	208
DXP Enterprises Inc. (c)	1	39
Dycom Industries Inc. (c)	3	79
Dynamic Materials Corp.	1	14
Eaton Corp. Plc	8	573
Echo Global Logistics Inc. (c)	1	21
EMCOR Group Inc.	3	122
Emerson Electric Co.	10	641
Encore Capital Group Inc. (c) (e)	2	89
Encore Wire Corp.	2	63
Energy Recovery Inc. (c)	1	9
EnerNOC Inc. (c)	1	19
EnerSys	3	169
Engility Holdings Inc. (c) (e)	1	42
Ennis Inc.	1	20
EnPro Industries Inc. (c)	1	85
Equifax Inc.	3	169
ESCO Technologies Inc.	1	40
Espey Manufacturing & Electronics Corp.	—	3
Esterline Technologies Corp. (c)	2	168
Exelis Inc.	9	144
Expeditors International of Washington Inc.	3	130
Exponent Inc.	1	46
Fastenal Co.	3	176
Federal Signal Corp. (c)	3	36
FedEx Corp.	6	650
Flow International Corp. (c)	5	19
Flowserve Corp.	2	150
Fluor Corp.	4	281
Fortune Brands Home & Security Inc.	4	169
Forward Air Corp.	2	63
Franklin Covey Co. (c)	1	14
Franklin Electric Co. Inc.	3	126
FreightCar America Inc.	—	4
FTI Consulting Inc. (c)	1	40
Furmanite Corp. (c)	2	15
G&K Services Inc. - Class A	1	48
GATX Corp.	2	101
GenCorp Inc. (c) (e)	—	—
Generac Holdings Inc.	2	94
General Cable Corp.	2	63
General Dynamics Corp.	4	359
General Electric Co.	195	4,662
Genesee & Wyoming Inc. - Class A (c)	2	213

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Geo Group Inc.	4	119
Gibraltar Industries Inc. (c)	1	20
Global Power Equipment Group Inc.	—	8
Gorman-Rupp Co.	1	32
GP Strategies Corp. (c)	1	37
Graco Inc.	1	100
GrafTech International Ltd. (c) (e)	6	49
Graham Corp.	—	14
Granite Construction Inc.	2	54
Great Lakes Dredge & Dock Corp.	3	21
Greenbrier Cos. Inc. (c)	3	75
Griffon Corp.	3	35
H&E Equipment Services Inc. (c)	1	31
Hardinge Inc.	1	23
Harsco Corp.	3	79
Hawaiian Holdings Inc. (c) (e)	5	37
Heartland Express Inc.	4	61
HEICO Corp.	1	55
HEICO Corp. - Class A	1	63
Heidrick & Struggles International Inc.	—	6
Herman Miller Inc.	2	52
Hertz Global Holdings Inc. (c)	16	350
Hexcel Corp. (c)	5	182
Hill International Inc. (c)	2	5
HNI Corp.	3	109
Honeywell International Inc.	10	823
Houston Wire & Cable Co.	1	11
HUB Group Inc. (c)	1	57
Hubbell Inc. - Class A	—	9
Hubbell Inc. - Class B	1	87
Hudson Global Inc. (c)	1	2
Huntington Ingalls Industries Inc.	2	162
Huron Consulting Group Inc. (c)	1	46
Hyster-Yale Materials Handling Inc. - Class A	1	54
ICF International Inc. (c)	1	32
IDEX Corp.	3	172
IHS Inc. - Class A (c)	1	137
II-VI Inc. (c)	4	68
Illinois Tool Works Inc.	6	435
Ingersoll-Rand Plc	4	274
InnerWorkings Inc. (c) (e)	2	18
Insperity Inc.	1	54
Insteel Industries Inc.	2	29
Integrated Electrical Services Inc. (c)	—	—
Intersections Inc.	1	5
Iron Mountain Inc.	2	56
ITT Corp.	4	154
Jacobs Engineering Group Inc. (c)	5	289
JB Hunt Transport Services Inc.	2	148
JetBlue Airways Corp. (c) (e)	10	70
John Bean Technologies Corp.	1	22
Joy Global Inc. (e)	—	19
Kaman Corp. (e)	2	78
Kansas City Southern	3	328
KAR Auction Services Inc.	8	237
Kaydon Corp.	1	39
KBR Inc.	8	277
Kelly Services Inc. - Class A	3	59
Kennametal Inc.	5	223
Kforce Inc. (e)	2	34
Kimball International Inc. - Class B	2	27
Kirby Corp. (c)	3	290
Knight Transportation Inc.	7	110
Knoll Inc.	1	22
Korn/Ferry International (c)	2	46
Kratos Defense & Security Solutions Inc. (c)	6	47
L-3 Communications Holdings Inc.	4	378
Landstar System Inc.	1	55
Layne Christensen Co. (c)	1	18
LB Foster Co.	—	18
Lennox International Inc.	2	113
Lincoln Electric Holdings Inc.	1	90
Lindsay Corp. (e)	—	33
LMI Aerospace Inc. (c)	—	3
Lockheed Martin Corp.	4	459
LSI Industries Inc.	1	6
Lydall Inc. (c)	1	14
Manitowoc Co. Inc.	5	96
Manpower Inc.	4	255
Marten Transport Ltd.	1	25
Masco Corp.	7	153
MasTec Inc. (c)	7	197
Matson Inc.	4	95
McGrath RentCorp	1	39
Meritor Inc. (c)	2	17
Metalico Inc. (c)	1	1
Michael Baker Corp.	—	16
Middleby Corp. (c)	1	146
Miller Industries Inc.	1	10
Mine Safety Appliances Co.	2	125
Mobile Mini Inc. (c)	3	85
Moog Inc. (c)	2	145
Moog Inc. - Class B (c)	—	11
MSC Industrial Direct Co.	1	50
Mueller Industries Inc.	2	105
Mueller Water Products Inc. - Class A	11	86
Multi-Color Corp.	1	24
MYR Group Inc. (c)	1	23
NACCO Industries Inc. - Class A	1	28
National Presto Industries Inc. (e)	—	21
Navigant Consulting Inc. (c)	4	55
Navistar International Corp. (c) (e)	3	113
Nielsen Holdings NV	12	446
NL Industries Inc.	1	10
NN Inc.	—	8
Nordson Corp.	1	99
Norfolk Southern Corp.	7	525
Nortek Inc. (c)	—	15
Northrop Grumman Systems Corp.	5	429
Northwest Pipe Co. (c)	1	33
Old Dominion Freight Line Inc. (c)	4	195
On Assignment Inc. (c)	4	122
Orbital Sciences Corp. (c)	5	106
Orion Marine Group Inc. (c)	1	12
Oshkosh Corp. (c)	5	261
Owens Corning Inc. (c)	6	218
PACCAR Inc.	4	247
Pacer International Inc. (c)	3	19
Pall Corp.	2	134
Park-Ohio Holdings Corp. (c)	1	38
Parker Hannifin Corp.	2	260
Patrick Industries Inc. (c)	—	14
Pentair Ltd.	8	497
PGT Inc. (c)	2	18
Pike Electric Corp.	2	17
Pitney Bowes Inc. (e)	5	83
Polypore International Inc. (c) (e)	1	45
Powell Industries Inc. (c)	1	31
PowerSecure International Inc. (c)	2	31
Precision Castparts Corp.	2	341
Preformed Line Products Co.	—	14
Primoris Services Corp.	2	56
Quad/Graphics Inc. - Class A (e)	2	46
Quality Distribution Inc. (c)	—	3
Quanex Building Products Corp.	1	25
Quanta Services Inc. (c)	8	223

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Raven Industries Inc.	1	28
Raytheon Co.	4	296
RBC Bearings Inc. (c)	—	26
Regal-Beloit Corp.	2	163
Republic Airways Holdings Inc. (c)	2	21
Republic Services Inc. - Class A	15	487
Resources Connection Inc.	1	9
Roadrunner Transportation Systems Inc. (c)	3	90
Robert Half International Inc.	3	114
Rockwell Automation Inc.	3	289
Rockwell Collins Inc.	2	149
Rollins Inc.	3	85
Roper Industries Inc.	3	348
RPX Corp. (c)	4	63
RR Donnelley & Sons Co. (e)	9	144
Rush Enterprises Inc. - Class A (c)	2	55
Ryder System Inc.	3	191
Saia Inc. (c)	1	33
Schawk Inc. - Class A	1	16
Sensata Technologies Holding NV (c)	3	107
SIFCO Industries Inc.	—	3
Simpson Manufacturing Co. Inc.	4	132
SkyWest Inc.	2	24
Snap-On Inc.	2	173
Southwest Airlines Co.	30	432
Spirit Aerosystems Holdings Inc. - Class A (c)	7	180
Spirit Airlines Inc. (c)	5	167
SPX Corp.	2	201
Standard Parking Corp. (c) (e)	1	13
Standex International Corp.	—	24
Stanley Black & Decker Inc.	7	610
Steelcase Inc. - Class A	4	71
Stericycle Inc. (c)	1	162
Sterling Construction Co. Inc. (c)	—	2
Sun Hydraulics Corp.	—	14
Supreme Industries Inc. - Class A (c)	2	11
Swift Transporation Co. - Class A (c)	4	85
Sypris Solutions Inc.	—	—
TAL International Group Inc. (e)	2	79
Taser International Inc. (c)	2	34
Team Inc. (c)	1	23
Teledyne Technologies Inc. (c)	2	157
Tennant Co.	1	68
Terex Corp. (c)	4	149
Tetra Tech Inc. (c)	4	91
Textainer Group Holdings Ltd. (e)	3	100
Textron Inc.	6	152
Thermon Group Holdings Inc. (c)	—	1
Timken Co.	2	133
Titan International Inc.	2	23
Titan Machinery Inc. (c) (e)	1	10
Toro Co.	1	50
Towers Watson & Co.	2	195
TransDigm Group Inc.	1	139
TRC Cos. Inc. (c)	1	7
TriMas Corp. (c)	3	100
Trinity Industries Inc.	3	150
Triumph Group Inc.	3	191
TrueBlue Inc. (c)	3	67
Tutor Perini Corp. (c)	4	85
Twin Disc Inc.	1	31
Tyco International Ltd.	6	220
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	136
Union Pacific Corp.	9	1,424
United Continental Holdings Inc. (c)	6	172
United Parcel Service Inc. - Class B	10	887
United Rentals Inc. (c) (e)	5	298
United Stationers Inc. (e)	3	148
United Technologies Corp.	12	1,267
Universal Forest Products Inc.	1	51
Universal Truckload Services Inc.	1	19
URS Corp.	4	213
US Airways Group Inc. (c) (e)	4	83
US Ecology Inc.	2	47
USG Corp. (c) (e)	2	59
UTi Worldwide Inc.	5	75
Valmont Industries Inc.	1	167
Verisk Analytics Inc. (c)	3	182
Viad Corp.	1	22
Vicor Corp. (c)	1	11
VSE Corp.	—	14
Wabash National Corp. (c)	3	31
Wabtec Corp.	2	127
Waste Connections Inc.	4	201
Waste Management Inc.	6	251
Watsco Inc.	1	123
Watts Water Technologies Inc. - Class A	2	136
Werner Enterprises Inc. (e)	6	142
WESCO International Inc. (c) (e)	3	204
Woodward Governor Co.	3	134
WW Grainger Inc.	1	183
XPO Logistics Inc. (c)	1	13
Xylem Inc.	3	94
		51,565
INFORMATION TECHNOLOGY - 16.6%
3D Systems Corp. (c) (e)	3	147
Accelrys Inc. (c)	3	28
Accenture Plc - Class A	9	636
ACI Worldwide Inc. (c)	1	63
Active Network Inc. (c)	4	61
Activision Blizzard Inc.	9	147
Actuate Corp. (c)	1	10
Acxiom Corp. (c)	5	142
Adobe Systems Inc. (c)	7	343
ADTRAN Inc.	4	105
Advanced Energy Industries Inc. (c)	2	35
Advanced Micro Devices Inc. (c) (e)	21	79
Advent Software Inc.	4	115
Aeroflex Holding Corp. (c)	3	18
Agilysys Inc. (c)	—	1
Akamai Technologies Inc. (c)	4	206
Alliance Data Systems Corp. (c)	1	190
Alpha & Omega Semiconductor Ltd. (c)	1	9
Altera Corp.	5	179
Amdocs Ltd.	6	233
Amkor Technology Inc. (c)	5	19
Amphenol Corp. - Class A	3	204
Analog Devices Inc.	8	374
Anaren Inc. (c)	1	18
Anixter International Inc. (c)	1	117
Ansys Inc. (c)	1	116
AOL Inc.	5	173
Apple Inc.	13	6,001
Applied Materials Inc.	17	303
Applied Micro Circuits Corp. (c)	1	13
Arris Group Inc. (c)	6	101
Arrow Electronics Inc. (c)	6	302
ASML Holding NV - ADR	2	159
Aspen Technology Inc. (c)	2	77
Atmel Corp. (c)	20	152
ATMI Inc. (c)	3	70
Autodesk Inc. (c)	3	110
Automatic Data Processing Inc.	6	439
Avago Technologies Ltd.	5	198

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
AVG Technologies NV (c)	2	49
Aviat Networks Inc. (c)	1	2
Avnet Inc.	6	263
AVX Corp.	8	108
Axcelis Technologies Inc. (c)	3	6
Badger Meter Inc.	—	11
Bankrate Inc. (c) (e)	6	122
Bel Fuse Inc. - Class B	—	7
Benchmark Electronics Inc. (c)	2	41
Black Box Corp.	—	6
Blucora Inc. (c)	4	80
Booz Allen Hamilton Holding Corp. - Class A	3	54
Bottomline Technologies Inc. (c)	2	47
Broadcom Corp. - Class A	4	114
Broadridge Financial Solutions Inc.	5	171
Brocade Communications Systems Inc. (c)	27	215
Brooks Automation Inc.	4	33
CA Inc.	12	345
Cabot Microelectronics Corp. (c)	2	60
CACI International Inc. - Class A (c)	1	60
Cadence Design Systems Inc. (c)	10	134
CalAmp Corp. (c)	2	31
Calix Inc. (c)	4	56
Cardtronics Inc. (c)	2	67
Cascade Microtech Inc. (c)	—	2
Cass Information Systems Inc.	—	16
Ceva Inc. (c)	1	16
Checkpoint Systems Inc. (c)	4	61
Ciena Corp. (c)	5	114
Cirrus Logic Inc. (c)	1	15
Cisco Systems Inc.	102	2,383
Citrix Systems Inc. (c)	3	212
Cognex Corp.	4	113
Cognizant Technology Solutions Corp. - Class A (c)	4	304
Coherent Inc.	1	74
Cohu Inc.	1	11
Communications Systems Inc.	1	15
CommVault Systems Inc. (c)	1	115
Computer Sciences Corp.	5	242
Computer Task Group Inc.	1	11
Compuware Corp.	9	102
Comverse Inc. (c)	1	39
Concur Technologies Inc. (c)	2	243
Constant Contact Inc. (c)	2	54
Convergys Corp.	6	120
CoreLogic Inc. (c)	5	141
Cornerstone OnDemand Inc. (c)	1	73
Corning Inc.	32	468
CoStar Group Inc. (c)	1	185
Cray Inc. (c)	2	56
Cree Inc. (c)	3	172
CSG Systems International Inc.	2	58
CTS Corp.	2	24
Daktronics Inc.	2	21
Datalink Corp. (c)	—	2
Dealertrack Technologies Inc. (c)	3	137
Demand Media Inc. (c) (e)	4	26
Dice Holdings Inc. (c)	2	20
Diebold Inc.	5	134
Digi International Inc. (c)	1	12
Digimarc Corp.	—	4
Digital River Inc. (c)	4	68
Diodes Inc. (c)	4	96
Dolby Laboratories Inc. - Class A (e)	2	79
Dot Hill Systems Corp. (c)	5	11
DSP Group Inc. (c)	1	7
DST Systems Inc.	3	213
DTS Inc. (c)	—	9
Earthlink Inc.	5	25
eBay Inc. (c)	15	851
EchoStar Corp. - Class A (c)	2	76
Electro Rent Corp.	1	20
Electro Scientific Industries Inc.	1	11
Electronic Arts Inc. (c)	8	196
Electronics for Imaging Inc. (c)	4	124
Ellie Mae Inc. (c)	2	54
EMC Corp.	28	719
Emcore Corp. (c) (e)	—	1
Emulex Corp. (c)	7	54
Entegris Inc. (c)	7	70
Entropic Communications Inc. (c)	3	11
EPIQ Systems Inc.	2	22
ePlus Inc.	—	23
Equinix Inc. (c)	1	165
Euronet Worldwide Inc. (c)	3	127
Exar Corp. (c)	3	46
ExlService Holdings Inc. (c)	1	38
Extreme Networks (c)	3	15
F5 Networks Inc. (c)	1	103
Fabrinet (c)	1	19
Facebook Inc. - Class A (c)	23	1,151
FactSet Research Systems Inc. (e)	1	109
Fair Isaac Corp.	2	126
Fairchild Semiconductor International Inc. (c)	5	63
FARO Technologies Inc. (c)	—	11
FEI Co.	2	177
Fidelity National Information Services Inc.	11	521
Finisar Corp. (c)	6	146
First Solar Inc. (c)	6	247
Fiserv Inc. (c)	4	384
FleetCor Technologies Inc. (c)	2	187
FLIR Systems Inc.	7	219
FormFactor Inc. (c)	3	19
Forrester Research Inc.	1	42
Freescale Semiconductor Ltd. (c) (e)	4	65
Frequency Electronics Inc.	1	12
Fusion-io Inc. (c) (e)	1	17
Gartner Inc. - Class A (c)	2	90
Genpact Ltd. (c)	11	206
Global Cash Access Holdings Inc. (c)	5	40
Global Payments Inc.	4	191
Globalscape Inc.	1	1
Google Inc. - Class A (c)	4	3,381
GSI Group Inc. (c)	2	20
GSI Technology Inc. (c)	1	9
GT Advanced Technologies Inc. (c)	—	2
Guidewire Software Inc. (c)	1	59
Hackett Group Inc.	3	19
Harmonic Inc. (c)	8	58
Harris Corp.	2	136
Heartland Payment Systems Inc. (e)	1	58
Hewlett-Packard Co.	34	712
Hittite Microwave Corp. (c)	2	127
IAC/InterActiveCorp.	4	212
IEC Electronics Corp. (c)	—	1
iGate Corp. (c)	2	64
Imation Corp. (c)	2	7
Immersion Corp. (c)	1	13
Infinera Corp. (c) (e)	8	91
Informatica Corp. (c)	5	200
Ingram Micro Inc. - Class A (c)	10	223
Inphi Corp. (c)	—	4
Insight Enterprises Inc. (c)	2	30
Integrated Device Technology Inc. (c)	12	118
Integrated Silicon Solutions Inc. (c)	1	13

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Intel Corp.	95	2,179
InterDigital Inc.	1	46
Internap Network Services Corp. (c) (e)	3	17
International Business Machines Corp.	12	2,299
International Rectifier Corp. (c)	6	154
Intersil Corp. - Class A	6	64
Intevac Inc. (c)	1	6
IntraLinks Holdings Inc. (c)	6	53
Intuit Inc.	—	11
IPG Photonics Corp. (e)	1	41
Itron Inc. (c)	1	51
Ixia (c)	3	43
IXYS Corp.	3	29
j2 Global Inc. (e)	3	150
Jabil Circuit Inc.	12	263
Jack Henry & Associates Inc.	4	211
JDS Uniphase Corp. (c)	8	117
Juniper Networks Inc. (c)	18	362
Key Tronic Corp. (c)	—	4
KLA-Tencor Corp.	4	247
Kopin Corp. (c)	1	4
Kulicke & Soffa Industries Inc. (c)	5	60
KVH Industries Inc. (c)	1	8
Lam Research Corp. (c)	7	337
Lattice Semiconductor Corp. (c)	4	18
Leidos Holdings Inc.	4	185
Lender Processing Services Inc.	4	116
Lexmark International Inc. (e)	5	173
Limelight Networks Inc. (c)	—	—
Linear Technology Corp.	4	151
LinkedIn Corp. - Class A (c)	1	281
Lionbridge Technologies Inc. (c)	2	8
Liquidity Services Inc. (c) (e)	—	1
Littelfuse Inc.	1	113
LoJack Corp. (c)	1	2
Loral Space & Communications Inc.	1	41
LSI Corp.	26	204
LTX-Credence Corp. (c)	2	15
M/A-COM Technology Solutions Holdings Inc. (c)	1	19
Magnachip Semiconductor Corp. (c)	2	52
Manhattan Associates Inc. (c)	1	48
Mantech International Corp. - Class A (e)	—	13
Marvell Technology Group Ltd.	22	250
MasterCard Inc. - Class A	1	875
Mattersight Corp. (c)	—	—
Mattson Technology Inc. (c)	—	—
Maxim Integrated Products Inc.	5	149
MAXIMUS Inc.	3	113
MaxLinear Inc. (c)	1	10
Maxwell Technologies Inc. (c)	3	29
Measurement Specialties Inc. (c)	1	41
Mentor Graphics Corp.	6	133
Methode Electronics Inc.	3	70
Micrel Inc.	2	21
Microchip Technology Inc. (e)	4	179
Micron Technology Inc. (c)	37	651
MICROS Systems Inc. (c) (e)	4	185
Microsemi Corp. (c)	6	157
Microsoft Corp.	108	3,605
Mindspeed Technologies Inc. (c) (e)	1	3
MKS Instruments Inc.	3	73
MOCON Inc.	—	1
Molex Inc.	4	143
Molex Inc. - Class A	3	115
MoneyGram International Inc. (c)	2	34
Monolithic Power Systems Inc.	1	40
Monotype Imaging Holdings Inc.	2	51
Monster Worldwide Inc. (c)	2	10
Motorola Solutions Inc.	3	154
Move Inc. (c)	1	13
MTS Systems Corp.	1	37
Nanometrics Inc. (c)	—	6
NAPCO Security Technologies Inc. (c)	1	4
National Instruments Corp. (e)	4	115
NCR Corp. (c)	2	93
NeoPhotonics Corp. (c)	1	10
NetApp Inc.	9	373
NetGear Inc. (c)	1	39
NetScout Systems Inc. (c)	3	72
NetSuite Inc. (c)	1	104
NeuStar Inc. - Class A (c)	3	145
Newport Corp. (c)	2	24
NIC Inc.	2	35
Novatel Wireless Inc. (c)	3	7
Nuance Communications Inc. (c)	12	232
Nvidia Corp.	23	360
Omnivision Technologies Inc. (c)	5	74
ON Semiconductor Corp. (c)	17	121
Oplink Communications Inc. (c)	2	40
Oracle Corp.	46	1,532
OSI Systems Inc. (c)	1	104
Park Electrochemical Corp.	1	37
Paychex Inc.	6	250
PC Connection Inc.	1	9
Pegasystems Inc.	1	56
Perceptron Inc.	1	12
Perficient Inc. (c)	3	46
Pericom Semiconductor Corp. (c)	1	6
Photronics Inc. (c)	2	16
Plantronics Inc.	3	138
Plexus Corp. (c)	3	107
PLX Technology Inc. (c)	2	10
PMC - Sierra Inc. (c)	10	66
Polycom Inc. (c)	2	25
Power Integrations Inc.	1	60
PRG-Schultz International Inc. (c)	1	6
Progress Software Corp. (c)	3	88
PTC Inc. (c)	6	163
QLIK Technologies Inc. (c)	2	80
QLogic Corp. (c)	4	42
QUALCOMM Inc.	23	1,537
QuinStreet Inc. (c)	2	15
Rackspace Hosting Inc. (c)	3	137
Rambus Inc. (c)	7	70
RealNetworks Inc. (c)	—	3
Red Hat Inc. (c)	2	111
Responsys Inc. (c)	2	26
RF Micro Devices Inc. (c)	13	71
Richardson Electronics Ltd.	1	7
Riverbed Technology Inc. (c)	8	118
Rofin-Sinar Technologies Inc. (c)	1	31
Rogers Corp. (c)	1	42
Rosetta Stone Inc. (c)	2	26
Rovi Corp. (c)	5	93
Rudolph Technologies Inc. (c)	1	11
Salesforce.com Inc. (c)	5	266
SanDisk Corp.	10	574
Sanmina Corp. (c)	7	128
Sapient Corp. (c)	9	143
ScanSource Inc. (c)	2	68
Science Applications International Corp. (c)	2	79
SeaChange International Inc. (c)	2	17
Seagate Technology	8	362
Semtech Corp. (c)	3	84
ShoreTel Inc. (c)	6	39

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sigma Designs Inc. (c)	2	8
Silicon Image Inc. (c)	7	36
Silicon Laboratories Inc. (c)	3	124
Skyworks Solutions Inc. (c)	9	229
SolarWinds Inc. (c)	2	60
Solera Holdings Inc.	2	109
Sonus Networks Inc. (c)	18	61
Spansion Inc. (c)	3	28
SS&C Technologies Holdings Inc. (c)	4	168
Stamps.com Inc. (c)	1	34
Stratasys Ltd. (c) (e)	2	225
SunEdison Inc. (c)	7	59
SunPower Corp. (c) (e)	5	123
Super Micro Computer Inc. (c)	3	46
Supertex Inc.	—	13
support.com Inc. (c)	4	23
Sykes Enterprises Inc. (c)	2	34
Symantec Corp.	8	202
Symmetricom Inc. (c)	2	9
Synaptics Inc. (c)	2	100
Synchronoss Technologies Inc. (c)	1	56
SYNNEX Corp. (c)	3	193
Synopsys Inc. (c)	6	226
Syntel Inc.	1	69
Take-Two Interactive Software Inc. (c)	6	115
TE Connectivity Ltd.	6	304
Tech Data Corp. (c)	2	103
TeleCommunication Systems Inc. - Class A (c)	—	—
TeleNav Inc. (c)	1	6
TeleTech Holdings Inc. (c)	3	82
Tellabs Inc.	17	37
Teradata Corp. (c)	3	179
Teradyne Inc. (c)	10	158
Tessco Technologies Inc.	1	22
Tessera Technologies Inc.	4	81
Texas Instruments Inc.	12	490
TIBCO Software Inc. (c)	8	197
Total System Services Inc.	4	116
Transact Technologies Inc.	—	1
Travelzoo Inc. (c)	—	11
Trimble Navigation Ltd. (c)	1	36
TriQuint Semiconductor Inc. (c)	14	110
Trulia Inc. (c)	—	4
TTM Technologies Inc. (c)	5	50
Tyler Technologies Inc. (c)	1	79
Ubiquiti Networks Inc. (e)	1	20
Ultimate Software Group Inc. (c)	1	115
Ultra Clean Holdings Inc. (c)	2	12
Ultratech Inc. (c)	1	30
Unisys Corp. (c) (e)	2	50
United Online Inc.	11	85
ValueClick Inc. (c)	3	68
Vantiv Inc. - Class A (c)	2	60
Veeco Instruments Inc. (c) (e)	2	74
Verint Systems Inc. (c)	2	67
VeriSign Inc. (c) (e)	3	142
ViaSat Inc. (c)	2	131
Viasystems Group Inc. (c)	1	20
Virtusa Corp. (c)	1	27
Visa Inc. - Class A	6	1,233
Vishay Intertechnology Inc. (c)	5	69
VistaPrint NV (c) (e)	1	68
VMware Inc. - Class A (c)	1	49
Volterra Semiconductor Corp. (c)	—	2
Web.com Group Inc. (c)	1	33
WebMD Health Corp. (c) (e)	2	49
Westell Technologies Inc. (c)	3	11
Western Digital Corp.	11	687
Western Union Co.	9	171
WEX Inc. (c)	1	122
Xerox Corp.	49	502
Xilinx Inc.	5	237
XO Group Inc. (c)	2	23
Xyratex Ltd.	2	19
Yahoo! Inc. (c)	22	720
Yelp Inc. - Class A (c)	1	53
Zebra Technologies Corp. - Class A (c)	2	91
Zillow Inc. - Class A (c) (e)	1	60
Zixit Corp. (c)	3	16
Zygo Corp. (c)	1	10
Zynga Inc. - Class A (c)	26	97
		66,146
MATERIALS - 4.1%
A. Schulman Inc.	1	41
AEP Industries Inc. (c)	1	37
Air Products & Chemicals Inc.	3	320
Airgas Inc.	2	223
Albemarle Corp.	1	63
Alcoa Inc.	41	336
Allegheny Technologies Inc.	1	44
Allied Nevada Gold Corp. (c) (e)	3	14
AM Castle & Co. (c)	1	16
AMCOL International Corp.	1	30
American Pacific Corp. (c)	—	22
American Vanguard Corp.	1	33
AptarGroup Inc.	3	195
Ashland Inc.	3	314
Axiall Corp.	3	105
Balchem Corp.	1	57
Ball Corp.	3	137
Bemis Co. Inc.	6	235
Boise Inc.	3	40
Cabot Corp.	2	101
Calgon Carbon Corp. (c)	3	53
Carpenter Technology Corp.	3	150
Celanese Corp.	2	94
Century Aluminum Co. (c)	3	27
CF Industries Holdings Inc.	1	274
Chemtura Corp. (c)	8	189
Clearwater Paper Corp. (c)	1	48
Cliffs Natural Resources Inc. (e)	9	192
Coeur d’Alene Mines Corp. (c)	4	48
Commercial Metals Co.	10	171
Compass Minerals International Inc. (e)	1	107
Crown Holdings Inc. (c)	3	123
Cytec Industries Inc.	3	203
Deltic Timber Corp.	—	26
Domtar Corp.	2	143
Dow Chemical Co.	17	654
E.I. du Pont de Nemours & Co.	13	744
Eagle Materials Inc.	2	131
Eastman Chemical Co.	2	194
Ecolab Inc.	4	374
Ferro Corp. (c)	4	37
Flotek Industries Inc. (c)	1	32
FMC Corp.	2	165
Freeport-McMoRan Copper & Gold Inc.	12	404
FutureFuel Corp.	3	54
Globe Specialty Metals Inc.	1	20
Graphic Packaging Holding Co. (c)	17	145
Greif Inc. - Class A	1	54
Greif Inc. - Class B	1	29
Hawkins Inc.	—	12
Haynes International Inc.	—	9
HB Fuller Co.	2	99

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Hecla Mining Co. (e)	14	45
Horsehead Holding Corp. (c)	2	28
Huntsman Corp.	7	149
Innophos Holdings Inc.	1	40
Innospec Inc.	1	36
International Flavors & Fragrances Inc.	1	109
International Paper Co.	8	338
Intrepid Potash Inc. (e)	2	25
Kaiser Aluminum Corp.	1	64
KapStone Paper and Packaging Corp.	3	137
Koppers Holdings Inc.	—	13
Kraton Performance Polymers Inc. (c)	—	9
Kronos Worldwide Inc. (e)	2	33
Landec Corp. (c)	3	41
Louisiana-Pacific Corp. (c)	8	132
LSB Industries Inc. (c)	1	17
LyondellBasell Industries NV - Class A	5	363
Martin Marietta Materials Inc.	2	187
Materion Corp.	2	51
McEwen Mining Inc. (c) (e)	1	1
MeadWestvaco Corp.	7	273
Mercer International Inc. (c)	2	11
Minerals Technologies Inc.	3	143
Molycorp Inc. (c) (e)	3	18
Monsanto Co.	7	756
Mosaic Co.	4	173
Myers Industries Inc.	3	60
Neenah Paper Inc.	1	39
NewMarket Corp.	—	141
Newmont Mining Corp.	—	1
Nucor Corp.	12	571
Olin Corp.	4	95
Olympic Steel Inc.	1	16
OM Group Inc. (c)	2	51
Omnova Solutions Inc. (c)	2	16
Owens-Illinois Inc. (c)	4	120
P.H. Glatfelter Co.	1	38
Packaging Corp. of America	3	152
Penford Corp. (c)	1	18
PolyOne Corp.	5	148
PPG Industries Inc.	2	303
Praxair Inc.	4	447
Quaker Chemical Corp.	1	52
Reliance Steel & Aluminum Co.	3	188
Resolute Forest Products (c)	2	27
Rock-Tenn Co. - Class A	3	295
Rockwood Holdings Inc.	3	230
Royal Gold Inc.	1	68
RPM International Inc.	6	199
RTI International Metals Inc. (c)	1	38
Schnitzer Steel Industries Inc. - Class A	1	19
Schweitzer-Mauduit International Inc.	2	125
Scotts Miracle-Gro Co. - Class A	3	149
Sealed Air Corp.	5	146
Sensient Technologies Corp.	3	120
Sherwin-Williams Co.	1	202
Sigma-Aldrich Corp.	2	205
Silgan Holdings Inc.	3	144
Sonoco Products Co.	5	189
Southern Copper Corp.	1	22
Steel Dynamics Inc.	12	196
Stepan Co.	1	46
Stillwater Mining Co. (c) (e)	5	55
SunCoke Energy Inc. (c)	3	58
Texas Industries Inc. (c)	1	86
Tronox Ltd. - Class A	2	37
United States Steel Corp. (e)	2	50
Universal Stainless & Alloy Products Inc. (c)	—	10
US Silica Holdings Inc. (e)	1	15
Valspar Corp.	2	108
Vulcan Materials Co.	2	120
Walter Industries Inc.	—	1
Wausau Paper Corp.	4	55
Westlake Chemical Corp.	1	91
Worthington Industries Inc.	5	165
WR Grace & Co. (c)	1	107
Zep Inc.	1	8
Zoltek Cos. Inc. (c) (e)	1	21
		16,423
TELECOMMUNICATION SERVICES - 1.9%
8x8 Inc. (c)	1	7
Alaska Communications Systems Group Inc.	3	8
AT&T Inc.	96	3,260
Atlantic Tele-Network Inc.	1	36
Cbeyond Inc. (c)	1	6
CenturyLink Inc. (e)	12	374
Cincinnati Bell Inc. (c)	8	21
Consolidated Communications Holdings Inc.	3	47
Crown Castle International Corp. (c)	4	285
Frontier Communications Corp. (e)	51	212
General Communication Inc. - Class A (c)	3	33
Hawaiian Telcom Holdco Inc. (c) (e)	—	11
IDT Corp. - Class B	1	14
Inteliquent Inc.	2	17
Level 3 Communications Inc. (c)	5	132
Lumos Networks Corp.	1	17
NTELOS Holdings Corp.	1	28
ORBCOMM Inc. (c)	—	—
Premiere Global Services Inc. (c)	2	23
Primus Telecommunications Group Inc.	1	2
SBA Communications Corp. (c)	3	209
Shenandoah Telecommunications Co.	1	24
Sprint Corp. (c)	18	114
Straight Path Communications Inc. - Class B (c)	—	2
T-Mobile US Inc.	6	148
Telephone & Data Systems Inc.	6	186
tw telecom inc. (c)	5	161
US Cellular Corp.	2	88
USA Mobility Inc.	1	16
Verizon Communications Inc.	40	1,867
Vonage Holdings Corp. (c)	9	27
Windstream Holdings Inc. (e)	29	229
		7,604
UTILITIES - 3.1%
AES Corp.	11	143
AGL Resources Inc.	2	107
Allete Inc.	2	83
Alliant Energy Corp.	2	106
Ameren Corp.	5	174
American Electric Power Co. Inc.	6	277
American States Water Co.	2	61
American Water Works Co. Inc.	3	140
Aqua America Inc.	9	217
Artesian Resources Corp. - Class A	—	1
Atmos Energy Corp. (e)	4	162
Avista Corp.	3	87
Black Hills Corp.	3	152
California Water Service Group	2	31
Calpine Corp. (c)	15	286
CenterPoint Energy Inc.	8	201
Chesapeake Utilities Corp.	1	37
Cleco Corp.	3	129
CMS Energy Corp.	5	138

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Connecticut Water Services Inc.	1	22
Consolidated Edison Inc.	4	221
Consolidated Water Co. Ltd.	2	28
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc.	8	499
DTE Energy Co.	4	231
Duke Energy Corp.	10	649
Dynegy Inc. (c) (e)	2	40
Edison International	4	203
El Paso Electric Co.	2	57
Empire District Electric Co.	3	62
Entergy Corp.	3	196
Exelon Corp.	12	344
FirstEnergy Corp.	6	208
Genie Energy Ltd. - Class B (c)	2	19
Great Plains Energy Inc.	6	142
Hawaiian Electric Industries Inc.	4	105
IDACORP Inc.	3	136
Integrys Energy Group Inc.	3	167
ITC Holdings Corp.	3	246
Laclede Group Inc.	2	103
MDU Resources Group Inc.	4	115
MGE Energy Inc.	1	54
Middlesex Water Co.	1	11
National Fuel Gas Co.	1	100
New Jersey Resources Corp.	2	83
NextEra Energy Inc.	6	465
NiSource Inc.	5	165
Northeast Utilities	5	214
Northwest Natural Gas Co.	—	8
NorthWestern Corp.	3	121
NRG Energy Inc.	14	384
NV Energy Inc.	6	144
OGE Energy Corp.	3	120
Oneok Inc.	5	267
Ormat Technologies Inc. (e)	3	67
Otter Tail Corp. (e)	1	37
Pepco Holdings Inc.	4	79
PG&E Corp.	6	244
Piedmont Natural Gas Co. Inc.	3	105
Pinnacle West Capital Corp.	2	126
PNM Resources Inc.	4	81
Portland General Electric Co. (e)	4	99
PPL Corp.	8	229
Public Service Enterprise Group Inc.	7	227
Questar Corp.	8	175
SCANA Corp.	3	115
Sempra Energy	3	282
SJW Corp.	1	20
South Jersey Industries Inc.	2	131
Southern Co.	12	482
Southwest Gas Corp.	3	129
TECO Energy Inc.	8	131
UGI Corp.	7	271
UIL Holdings Corp.	2	85
Unitil Corp.	—	14
UNS Energy Corp.	2	84
Vectren Corp.	4	120
Westar Energy Inc. (e)	5	162
WGL Holdings Inc.	2	92
Wisconsin Energy Corp.	4	178
Xcel Energy Inc.	8	229
York Water Co.	1	10
		12,467
Total Common Stocks (cost $331,162)		396,027
WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (f) (q)	1	—
Tejon Ranch Co. (c)	—	—
Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 4.1%

Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	3,603	3,603

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	12,719	12,719
Total Short Term Investments (cost $16,322)		16,322
Total Investments - 103.3% (cost $347,483)		412,349
Other Assets and Liabilities, Net - (3.3%)		(13,424)
Total Net Assets - 100.0%		$398,925

JNL/Eagle SmallCap Equity Fund

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 15.8%
Bally Technologies Inc. (c) (e)	423	$30,511
BJ’s Restaurants Inc. (c)	176	5,048
Chico’s FAS Inc.	406	6,768
Chuy’s Holdings Inc. (c)	221	7,937
Fox Factory Holding Corp. (c)	53	1,016
Genesco Inc. (c)	661	43,362
Orient-Express Hotels Ltd. - Class A (c)	904	11,730
Outerwall Inc. (c) (e)	159	7,958
Pinnacle Entertainment Inc. (c)	348	8,727
SHFL Entertainment Inc. (c)	1,204	27,700
Sotheby’s - Class A	117	5,726
Steven Madden Ltd. (c)	315	16,949
Tenneco Inc. (c)	217	10,978
TravelCenters of America LLC (c)	470	3,690
Universal Electronics Inc. (c)	466	16,773
Vitamin Shoppe Inc. (c)	552	24,167
WABCO Holdings Inc. (c)	106	8,948
		237,988
CONSUMER STAPLES - 4.2%
Natural Grocers by Vitamin Cottage Inc. (c) (e)	649	25,783
The Fresh Market Inc. (c)	376	17,767
WhiteWave Foods Co. - Class A (c)	976	19,486
		63,036
ENERGY - 5.7%
Dril-Quip Inc. (c)	84	9,684
Geospace Technologies Corp. (c)	392	33,082
Gulfport Energy Corp. (c)	401	25,814
Oasis Petroleum Inc. (c)	367	18,052
		86,632
FINANCIALS - 5.0%
Cash America International Inc. (e)	235	10,653
Home Loan Servicing Solutions Ltd.	587	12,918
KKR Financial Holdings LLC	673	6,951
Redwood Trust Inc. (e)	283	5,574
Two Harbors Investment Corp.	974	9,461
UMB Financial Corp.	220	11,981
Validus Holdings Ltd.	491	18,144
		75,682

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
HEALTH CARE - 23.1%
Acorda Therapeutics Inc. (c)	490	16,809
Aegerion Pharmaceuticals Inc. (c)	44	3,778
Air Methods Corp. (e)	404	17,195
Ariad Pharmaceuticals Inc. (c)	695	12,791
ArthroCare Corp. (c)	612	21,789
Centene Corp. (c)	437	27,975
Cooper Cos. Inc.	173	22,410
Cubist Pharmaceuticals Inc. (c)	355	22,551
HeartWare International Inc. (c) (e)	154	11,290
MedAssets Inc. (c)	869	22,078
Ophthotech Corp. (c)	74	2,193
PAREXEL International Corp. (c)	423	21,253
Salix Pharmaceuticals Ltd. (c)	325	21,734
Seattle Genetics Inc. (c) (e)	376	16,461
Sirona Dental Systems Inc. (c)	313	20,926
Team Health Holdings Inc. (c)	344	13,064
Theravance Inc. (c) (e)	659	26,942
Thoratec Corp. (c)	546	20,349
United Therapeutics Corp. (c)	356	28,106
		349,694
INDUSTRIALS - 16.1%
Chart Industries Inc. (c)	127	15,576
Colfax Corp. (c)	292	16,473
Foster Wheeler AG (c)	341	8,979
General Cable Corp.	339	10,768
Geo Group Inc.	776	25,793
Hexcel Corp. (c)	629	24,409
JetBlue Airways Corp. (c) (e)	1,813	12,076
Landstar System Inc.	212	11,889
Manitowoc Co. Inc. (e)	542	10,622
Northwest Pipe Co. (c)	390	12,836
PGT Inc. (c)	890	8,819
Quality Distribution Inc. (c)	706	6,522
Thermon Group Holdings Inc. (c)	393	9,082
Trex Co. Inc. (c)	199	9,840
TriMas Corp. (c)	230	8,578
Triumph Group Inc.	108	7,584
US Airways Group Inc. (c) (e)	447	8,472
USG Corp. (c)	168	4,796
Waste Connections Inc.	441	20,028
Woodward Governor Co.	242	9,863
		243,005
INFORMATION TECHNOLOGY - 22.6%
Angie’s List Inc. (c) (e)	600	13,508
Aruba Networks Inc. (c)	436	7,260
Aspen Technology Inc. (c)	349	12,058
Cavium Inc. (c)	498	20,501
Coherent Inc.	247	15,187
Compuware Corp.	607	6,795
Concur Technologies Inc. (c)	148	16,363
Cornerstone OnDemand Inc. (c)	467	24,019
Demandware Inc. (c)	272	12,587
EZchip Semiconductor Ltd. (c) (e)	267	6,585
Fortinet Inc. (c)	898	18,189
Fusion-io Inc. (c) (e)	399	5,347
Guidewire Software Inc. (c)	206	9,683
Imperva Inc. (c)	222	9,340
InvenSense Inc. (c) (e)	937	16,516
IPG Photonics Corp. (e)	267	15,011
Ixia (c)	249	3,896
Marin Software Inc. (c) (e)	435	5,458
Monster Worldwide Inc. (c)	2,570	11,360
Nice Systems Ltd. - ADR	370	15,297
QLIK Technologies Inc. (c)	595	20,389
SunEdison Inc. (c)	674	5,369
Teradyne Inc. (c)	838	13,851
TIBCO Software Inc. (c)	314	8,037
Trulia Inc. (c) (e)	521	24,510
Ultimate Software Group Inc. (c)	76	11,158
Veeco Instruments Inc. (c) (e)	365	13,607
		341,881
MATERIALS - 5.9%
Axiall Corp.	199	7,510
Huntsman Corp.	753	15,523
Quaker Chemical Corp.	322	23,514
RTI International Metals Inc. (c)	607	19,448
Texas Industries Inc. (c)	341	22,602
		88,597
Total Common Stocks (cost $1,163,762)		1,486,515

SHORT TERM INVESTMENTS - 13.6%

Investment Companies - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	29,045	29,045
Securities Lending Collateral - 11.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	175,790	175,790
Total Short Term Investments (cost $204,835)		204,835
Total Investments - 112.0% (cost $1,368,597)		1,691,350
Other Assets and Liabilities, Net - (12.0%)		(181,250)
Total Net Assets - 100.0%		$1,510,100

JNL/Eastspring Investments Asia ex-Japan Fund

COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 10.0%
Asian Pay Television Trust	1,602	$1,041
Belle International Holdings Ltd. (e)	955	1,389
Dongfeng Motor Group Co. Ltd. - Class H	682	1,037
Genting Malaysia Bhd	1,187	1,537
Hankook Tire Co. Ltd.	39	2,213
Hyundai Motor Co.	13	2,991
Parkson Retail Group Ltd. (e)	3,633	1,528
Tata Motors Ltd. - Class A	406	1,063
		12,799
CONSUMER STAPLES - 5.4%
Charoen Pokphand Foods PCL	841	646
E-Mart Co. Ltd.	3	721
First Resources Ltd.	532	810
KT&G Corp.	16	1,141
LT Group Inc.	2,204	911
Salim Ivomas Pratama Tbk PT	8,471	549
Wumart Stores Inc. - Class H (e)	1,156	2,061
		6,839
ENERGY - 6.6%
Banpu PCL	945	831
China Shenhua Energy Co. Ltd. - Class H	638	1,946
CNOOC Ltd.	759	1,538
GS Holdings Corp.	15	769
Oil India Ltd.	182	1,270
PetroChina Co. Ltd. - Class H	1,898	2,091
		8,445
FINANCIALS - 33.6%
AMMB Holdings Bhd	615	1,399

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Bank Negara Indonesia Persero Tbk PT	4,356	1,531
Bank of China Ltd. - Class H	5,035	2,301
Bank Rakyat Indonesia Persero Tbk PT	3,781	2,365
Bumi Serpong Damai PT	1,576	195
CapitaLand Ltd.	480	1,184
Cheung Kong Holdings Ltd.	261	3,973
China Construction Bank Corp. - Class H	4,291	3,307
China Merchants Bank Co. Ltd. - Class H	1,241	2,260
China Pacific Insurance Group Co. Ltd. - Class H (e)	624	2,239
Chinatrust Financial Holding Co. Ltd.	3,019	1,971
Ciputra Development Tbk PT	4,085	346
DBS Group Holdings Ltd.	282	3,697
Federal Bank Ltd.	108	491
Hana Financial Group Inc.	75	2,565
ICICI Bank Ltd.	163	2,327
Kasikornbank PCL	290	1,638
KB Financial Group Inc.	15	532
LIC Housing Finances Ltd.	524	1,574
Longfor Properties Co. Ltd. (e)	878	1,395
Ping an Insurance Group Co. of China Ltd.	83	618
Sino Land Co.	1,418	2,089
Standard Chartered Plc	122	2,952
		42,949
HEALTH CARE - 0.8%
Ranbaxy Laboratories Ltd. (c)	196	1,034
INDUSTRIALS - 7.9%
Ashok Leyland Ltd.	1,317	319
Bharat Heavy Electricals Ltd.	282	620
China Shipping Development Co. Ltd. - Class H (c) (e)	3,532	1,866
COSCO Pacific Ltd.	1,449	2,219
Hutchison Whampoa Ltd.	202	2,423
Hyundai Engineering & Construction Co. Ltd.	28	1,601
Noble Group Ltd.	1,416	1,051
		10,099
INFORMATION TECHNOLOGY - 19.3%
AAC Technologies Holdings Inc. (e)	225	1,024
Advanced Semiconductor Engineering Inc.	2,516	2,433
AU Optronics Corp. (c)	6,020	2,249
Hon Hai Precision Industry Co. Ltd.	805	2,067
Infosys Ltd.	11	529
Samsung Electronics Co. Ltd.	7	9,204
Shanda Games Ltd. - ADR - Class A (e)	256	1,001
Taiwan Semiconductor Manufacturing Co. Ltd.	1,337	4,551
Wistron Corp.	1,688	1,637
		24,695
MATERIALS - 6.5%
Formosa Chemicals & Fibre Corp.	237	631
Huabao International Holdings Ltd.	2,955	1,242
LG Chem Ltd.	8	2,344
POSCO Inc.	6	1,760
Taiwan Fertilizer Co. Ltd.	384	905
Xingda International Holdings Ltd.	3,114	1,463
		8,345
TELECOMMUNICATION SERVICES - 3.9%
China Mobile Ltd.	225	2,532
China Telecom Corp. Ltd.	1,992	984
Singapore Telecommunications Ltd.	480	1,429
		4,945
UTILITIES - 3.0%
China Resources Power Holdings Co. Ltd.	500	1,190
First Gen Corp.	1,489	571
Korea Electric Power Corp. (c)	76	2,117
		3,878
Total Common Stocks (cost $132,212)		124,028

PREFERRED STOCKS - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Hyundai Motor Co.	4	416
Total Preferred Stocks (cost $300)		416

SHORT TERM INVESTMENTS - 5.9%

Investment Companies - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	2,979	2,979
Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	4,544	4,544
Total Short Term Investments (cost $7,523)		7,523
Total Investments - 103.2% (cost $140,035)		131,967
Other Assets and Liabilities, Net - (3.2%)		(4,084)
Total Net Assets - 100.0%		$127,883

JNL/Eastspring Investments China-India Fund

COMMON STOCKS - 94.6%

CONSUMER DISCRETIONARY - 10.1%
Belle International Holdings Ltd. (e)	4,273	$6,213
Dongfeng Motor Group Co. Ltd. - Class H	4,448	6,767
Mahindra & Mahindra Ltd.	487	6,441
Sun TV Network Ltd.	683	4,294
Tata Motors Ltd.	1,677	8,960
Tata Motors Ltd. - Class A	600	1,570
		34,245
CONSUMER STAPLES - 5.2%
ITC Ltd.	1,928	10,487
Wumart Stores Inc. - Class H (e)	4,077	7,270
		17,757
ENERGY - 15.8%
Cairn India Ltd.	1,272	6,483
China Petroleum & Chemical Corp. - Class H	10,440	8,183
China Shenhua Energy Co. Ltd. - Class H	2,242	6,843
CNOOC Ltd.	7,254	14,696
Oil India Ltd.	466	3,253
Reliance Industries Ltd.	1,057	13,890
		53,348
FINANCIALS - 30.4%
Axis Bank Ltd.	81	1,300
Bank of China Ltd. - Class H	41,315	18,880
China Merchants Bank Co. Ltd.	1,215	2,213
China Pacific Insurance Group Co. Ltd. - Class H (e)	3,411	12,245
China Resources Land Ltd. (e)	1,602	4,565
Franshion Properties China Ltd. (e)	27,528	9,082
HDFC Bank Ltd.	947	8,998
ICICI Bank Ltd.	783	11,145
IndusInd Bank Ltd.	53	311
Industrial & Commercial Bank of China - Class H	25,197	17,611
LIC Housing Finances Ltd.	2,043	6,140

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Mahindra & Mahindra Financial Services Ltd.	1,838	7,569
Ping an Insurance Group Co. of China Ltd. - Class H (e)	360	2,676
		102,735
HEALTH CARE - 4.8%
Dr. Reddy’s Laboratories Ltd.	321	12,244
Ranbaxy Laboratories Ltd. (c)	735	3,877
		16,121
INDUSTRIALS - 3.5%
Fosun International Ltd.	5,519	4,356
Larsen & Toubro Ltd.	443	5,585
Sinotrans Shipping Ltd.	6,484	2,041
		11,982
INFORMATION TECHNOLOGY - 10.8%
Infosys Ltd.	328	15,762
Mphasis Ltd.	674	4,726
Oracle Financial Services Software Ltd (c)	41	1,999
Tata Consultancy Services Ltd.	224	6,885
Travelsky Technology Ltd. - Class H	8,703	6,999
		36,371
MATERIALS - 4.4%
China Blue Chemical Ltd. - Class H	4,678	2,761
China Shanshui Cement Group Ltd. (e)	7,800	3,012
Hindalco Industries Ltd.	1,060	1,897
Huabao International Holdings Ltd.	9,749	4,098
Xingda International Holdings Ltd.	6,274	2,947
		14,715
TELECOMMUNICATION SERVICES - 8.1%
China Mobile Ltd.	1,140	12,822
China Unicom Hong Kong Ltd. (e)	4,931	7,651
Idea Cellular Ltd.	2,572	6,920
		27,393
UTILITIES - 1.5%
China Resources Power Holdings Co. Ltd.	2,110	5,021
Total Common Stocks (cost $351,197)		319,688

SHORT TERM INVESTMENTS - 10.1%

Investment Companies - 4.3%
JNL Money Market Fund, 0.01% (a) (h)	14,674	14,674

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	19,573	19,573
Total Short Term Investments (cost $34,247)		34,247
Total Investments - 104.7% (cost $385,444)		353,935
Other Assets and Liabilities, Net - (4.7%)		(15,826)
Total Net Assets - 100.0%		$338,109

JNL/Franklin Templeton Founding Strategy Fund

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (54.9%) (b)	44,638	$485,656
JNL/Franklin Templeton Income Fund (24.0%) (b)	41,423	477,605
JNL/Franklin Templeton Mutual Shares Fund (46.7%) (b)	43,417	475,854
Total Investment Companies (cost $1,180,337)		1,439,115
Total Investments - 100.0% (cost $1,180,337)		1,439,115
Other Assets and Liabilities, Net - (0.0%)		(107)
Total Net Assets - 100.0%		$1,439,008

JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 11.8%
Comcast Corp. - Special Class A	341	$14,770
Compagnie Generale des Etablissements Michelin	111	12,287
Kingfisher Plc	1,764	11,019
Marks & Spencer Group Plc	542	4,352
Mazda Motor Corp. (c)	1,000	4,495
News Corp. - Class A (c)	67	1,074
Nissan Motor Co. Ltd.	617	6,228
Persimmon Plc	175	3,082
Target Corp.	61	3,891
Time Warner Cable Inc.	82	9,190
Toyota Motor Corp.	133	8,524
Twenty-First Century Fox Inc. - Class A	256	8,588
Viacom Inc. - Class B	122	10,177
Walt Disney Co.	98	6,329
		104,006
CONSUMER STAPLES - 3.1%
CVS Caremark Corp.	164	9,307
Metro AG	60	2,373
Tesco Plc	1,912	11,116
Walgreen Co.	85	4,555
		27,351
ENERGY - 12.2%
Baker Hughes Inc.	269	13,215
BP Plc	924	6,475
Chevron Corp.	54	6,619
ENI SpA (e)	388	8,915
Fugro NV - CVA	80	4,874
Galp Energia SGPS SA	670	11,147
Gazprom OAO - ADR	414	3,639
Halliburton Co.	157	7,555
Noble Corp.	168	6,338
Petroleo Brasileiro SA - ADR (e)	591	9,895
Royal Dutch Shell Plc - Class B	168	5,809
SBM Offshore NV (c)	60	1,184
Talisman Energy Inc.	1,131	12,973
Total SA	165	9,549
		108,187
FINANCIALS - 20.5%
American International Group Inc.	140	6,822
Aviva Plc	1,392	8,938
AXA SA	468	10,869
Bank of New York Mellon Corp.	73	2,214
BNP Paribas	180	12,209
Cheung Kong Holdings Ltd.	240	3,654
Citigroup Inc.	277	13,424
Commerzbank AG (c)	348	4,007
Credit Agricole SA (c)	780	8,605
Credit Suisse Group AG	367	11,215
DBS Group Holdings Ltd. (e)	346	4,529

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
HSBC Holdings Plc (e)	590	6,387
ICICI Bank Ltd. - ADR	71	2,166
ING Groep NV - CVA (c)	1,138	12,907
Intesa Sanpaolo SpA	3,499	7,238
JPMorgan Chase & Co.	151	7,795
KB Financial Group Inc. - ADR (e)	269	9,429
Morgan Stanley	429	11,572
Muenchener Rueckversicherungs AG	34	6,605
SunTrust Banks Inc.	184	5,950
Swiss Re AG	110	9,124
UBS AG	230	4,710
UniCredit SpA	1,720	10,983
		181,352
HEALTH CARE - 13.3%
Amgen Inc.	163	18,281
Elan Corp. Plc - ADR (c)	177	2,750
Forest Laboratories Inc. (c)	147	6,278
Getinge AB - Class B	49	1,766
GlaxoSmithKline Plc	400	10,064
Lonza Group AG (e)	27	2,239
Medtronic Inc.	228	12,166
Merck & Co. Inc.	215	10,258
Merck KGaA	61	9,501
Pfizer Inc.	426	12,231
Quest Diagnostics Inc. (e)	70	4,329
Roche Holding AG	52	14,012
Sanofi SA	134	13,538
		117,413
INDUSTRIALS - 12.4%
Alstom SA	254	9,030
BAE Systems Plc	412	3,025
Carillion Plc	127	642
Deutsche Lufthansa AG (c)	587	11,451
Dongfang Electric Corp. Ltd. - Class H (e)	681	994
FedEx Corp.	52	5,990
FLSmidth & Co. A/S	64	3,474
General Electric Co.	223	5,318
Hays Plc	677	1,298
International Consolidated Airlines Group SA (c)	2,930	16,038
ITOCHU Corp. (e)	143	1,759
Koninklijke Philips Electronics NV	286	9,225
Navistar International Corp. (c) (e)	230	8,387
OSRAM Licht AG (c)	7	307
Randstad Holding NV	211	11,916
Siemens AG	70	8,479
TNT NV	545	4,976
United Parcel Service Inc. - Class B	85	7,799
		110,108
INFORMATION TECHNOLOGY - 11.5%
Brocade Communications Systems Inc. (c)	1,187	9,556
Cisco Systems Inc.	537	12,579
Flextronics International Ltd. (c)	278	2,527
Hewlett-Packard Co.	395	8,297
Konica Minolta Holdings Inc.	526	4,431
Microsoft Corp.	545	18,138
Nintendo Co. Ltd. (e)	24	2,752
Oracle Corp.	114	3,790
Samsung Electronics Co. Ltd. - GDR (q)	4	2,405
Samsung Electronics Co. Ltd. - GDR	17	10,961
SAP AG	92	6,786
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	339	5,750
TE Connectivity Ltd.	95	4,932
Telefonaktiebolaget LM Ericsson - Class B	682	9,079
		101,983
MATERIALS - 4.0%
Akzo Nobel NV	176	11,558
CRH Plc	485	11,660
POSCO Inc. - ADR (e)	148	10,933
Vale SA - ADR Preferred	63	897
		35,048
TELECOMMUNICATION SERVICES - 6.5%
China Mobile Ltd.	315	3,544
China Telecom Corp. Ltd. - ADR - Class H (e)	103	5,094
Orange	282	3,528
Singapore Telecommunications Ltd.	2,696	8,029
Sprint Corp. (c)	362	2,248
Telefonica SA (c)	600	9,332
Turkcell Iletisim Hizmetleri A/S - ADR (c)	466	6,868
Vivendi SA	241	5,547
Vodafone Group Plc	3,870	13,582
		57,772
Total Common Stocks (cost $707,036)		843,220

RIGHTS - 0.0%
New World Development Co. Ltd. (c) (f)	6	—
Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 9.6%

Investment Companies - 4.6%
JNL Money Market Fund, 0.01% (a) (h)	40,740	40,740

Securities Lending Collateral - 5.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	44,626	44,626
Total Short Term Investments (cost $85,366)		85,366
Total Investments - 104.9% (cost $792,402)		928,586
Other Assets and Liabilities, Net - (4.9%)		(43,462)
Total Net Assets - 100.0%		$885,124

JNL/Franklin Templeton Global Multisector Bond Fund

CORPORATE BONDS AND NOTES - 11.8%

CONSUMER DISCRETIONARY - 2.3%
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	$600	$609
9.00%, 02/15/20	1,100	1,034
CCO Holdings LLC, 8.13%, 04/30/20 (e)	600	652
Clear Channel Communications Inc., 9.00%, 03/01/21	1,600	1,548
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20 (e)	300	310
6.50%, 11/15/22	1,000	1,020
DISH DBS Corp.
5.88%, 07/15/22	900	886
5.00%, 03/15/23	700	649
Echostar DBS Corp., 7.13%, 02/01/16	400	440
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	1,551
9.50%, 03/01/18 (e) (r), EUR	7,150	9,177
Gannett Co. Inc., 5.13%, 07/15/20 (e) (r)	1,600	1,568
Goodyear Tire & Rubber Co., 6.50%, 03/01/21	2,500	2,544
inVentiv Health Inc., 9.00%, 01/15/18 (r)	700	703

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Jarden Corp., 6.13%, 11/15/22 (e)	400	415
MGM Resorts International
7.50%, 06/01/16	500	559
7.75%, 03/15/22 (e)	2,000	2,167
Michaels Stores Inc., 7.75%, 11/01/18	1,200	1,290
New Look Bondco I Plc, 8.75%, 05/14/18 (r), GBP	1,100	1,808
Pinnacle Entertainment Inc.
8.75%, 05/15/20	400	438
7.75%, 04/01/22	1,600	1,680
PNK Finance Corp., 6.38%, 08/01/21 (r)	100	102
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	800	1,080
Univision Communications Inc.
6.88%, 05/15/19 (r)	500	535
6.75%, 09/15/22 (e) (r)	1,200	1,266
5.13%, 05/15/23 (r)	1,000	957
Visant Corp., 10.00%, 10/01/17	1,200	1,116
		36,104
CONSUMER STAPLES - 0.4%
Del Monte Corp., 7.63%, 02/15/19 (e)	1,500	1,556
JBS USA LLC
8.25%, 02/01/20 (e) (r)	1,100	1,158
7.25%, 06/01/21 (r)	700	693
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e)	1,800	1,890
9.88%, 08/15/19 (e)	300	325
Sun Merger Sub Inc., 5.88%, 08/01/21 (r)	500	507
		6,129
ENERGY - 2.1%
Antero Resources Finance Corp., 7.25%, 08/01/19	700	739
Chaparral Energy Inc.
8.25%, 09/01/21	1,500	1,582
7.63%, 11/15/22	600	609
Chesapeake Energy Corp.
6.63%, 08/15/20	1,000	1,075
6.13%, 02/15/21	1,500	1,556
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	1,900	1,938
Clayton Williams Energy Inc., 7.75%, 04/01/19 (e)	1,800	1,791
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	100	103
Consol Energy Inc., 6.38%, 03/01/21	700	718
Crosstex Energy LP, 8.88%, 02/15/18	1,300	1,381
El Paso LLC, 7.00%, 06/15/17	400	446
Energy Transfer Partners LP, 7.50%, 10/15/20	400	428
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (e)	600	666
7.75%, 06/15/19	1,200	1,248
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,000	2,097
Halcon Resources Corp.
8.88%, 05/15/21	1,600	1,640
9.25%, 02/15/22 (e) (r)	600	624
Linn Energy LLC
6.75%, 11/01/19 (e) (r)	500	471
7.75%, 02/01/21 (e)	1,200	1,206
Offshore Group Investment Ltd.
7.50%, 11/01/19 (e)	2,100	2,210
7.13%, 04/01/23	100	98
PBF Holding Co. LLC, 8.25%, 02/15/20 (e)	1,300	1,345
Penn Virginia Corp., 8.50%, 05/01/20	800	812
Penn Virginia Resource Partners LP, 6.50%, 05/15/21 (r)	1,500	1,416
Plains Exploration & Production Co.
6.13%, 06/15/19	100	107
6.63%, 05/01/21 (e)	1,600	1,717
Quicksilver Resources Inc., 9.13%, 08/15/19 (e)	1,600	1,464
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (r)	1,700	1,664
5.63%, 04/15/23 (r)	800	767
Samson Investment Co., 10.25%, 02/15/20 (e) (r)	2,000	2,120
SandRidge Energy Inc., 7.50%, 02/15/23 (e)	400	396
		34,434
FINANCIALS - 1.8%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	1,600	1,584
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (r)	4,800	5,283
7.75%, 04/28/21 (e) (r)	5,750	6,095
Ally Financial Inc.
8.00%, 12/31/18	500	563
7.50%, 09/15/20	900	1,011
Boparan Finance Plc, 9.75%, 04/30/18 (q), EUR	400	595
CIT Group Inc.
6.63%, 04/01/18 (e) (r)	500	550
5.38%, 05/15/20	100	104
5.00%, 08/15/22	1,000	978
E*TRADE Financial Corp., 6.38%, 11/15/19	2,200	2,343
Export-Import Bank of Korea, 1.45%, 02/16/18 (r), SEK	5,450	836
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	445
General Motors Financial Co. Inc., 3.25%, 05/15/18 (r)	700	681
International Lease Finance Corp., 8.25%, 12/15/20 (e)	400	456
JPMorgan Chase & Co., 6.00%, (callable at 100 beginning 08/01/23) (i) (m)	1,900	1,781
Nuveen Investments Inc., 9.50%, 10/15/20 (e) (r)	2,300	2,248
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	600	890
6.13%, 12/15/22 (e)	600	605
SLM Corp.
8.45%, 06/15/18	1,400	1,578
5.50%, 01/15/19	900	891
		29,517
HEALTH CARE - 0.7%
Community Health Systems Inc.
8.00%, 11/15/19	500	524
7.13%, 07/15/20	1,300	1,313
DaVita HealthCare Partners Inc., 5.75%, 08/15/22 (e)	1,800	1,780
HCA Holdings Inc., 7.75%, 05/15/21 (e)	500	532
HCA Inc.
7.50%, 02/15/22 (e)	700	768
5.88%, 03/15/22 (e)	1,300	1,339
Hologic Inc.
6.25%, 08/01/20	800	833
6.25%, 08/01/20	200	208
Tenet Healthcare Corp., 8.13%, 04/01/22 (r)	1,400	1,461
Valeant Pharmaceutical International Inc.
6.38%, 10/15/20 (r)	1,800	1,872
7.50%, 07/15/21 (r)	600	647
		11,277

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INDUSTRIALS - 0.6%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	1,300	1,375
CEVA Group Plc, 4.00%, 05/01/18 (r)	600	500
CHC Helicopter SA, 9.25%, 10/15/20 (e)	2,100	2,236
Faenza GmbH, 8.25%, 08/15/21 (r), EUR	600	832
Jaguar Holding Co. I, 9.38%, 10/15/17 (e) (r)	1,000	1,057
Manitowoc Co. Inc., 8.50%, 11/01/20	400	445
Navistar International Corp., 8.25%, 11/01/21 (e)	1,000	1,013
Terex Corp., 6.00%, 05/15/21	2,100	2,124
United Rentals North America Inc., 8.38%, 09/15/20 (e)	200	222
		9,804
INFORMATION TECHNOLOGY - 0.7%
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	1,600	1,660
CommScope Inc., 8.25%, 01/15/19 (e) (r)	1,800	1,967
Equinix Inc., 5.38%, 04/01/23	2,500	2,362
First Data Corp.
8.25%, 01/15/21 (e) (r)	600	620
11.25%, 01/15/21 (r)	200	209
12.63%, 01/15/21 (e)	1,700	1,870
Freescale Semiconductor Inc.
8.05%, 02/01/20 (e)	1,900	2,000
5.00%, 05/15/21 (e) (r)	500	476
		11,164
MATERIALS - 1.7%
ArcelorMittal, 6.00%, 03/01/21 (l)	500	513
Ashland Inc., 4.75%, 08/15/22 (e)	1,000	938
B2Gold Corp., 3.25%, 10/01/18 (r) (y)	10,160	9,677
Cemex SAB de CV, 9.00%, 01/11/18 (r) (y)	5,600	6,034
Exopack Holding Corp., 10.00%, 06/01/18	1,100	1,160
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	400	410
6.88%, 02/01/18 (e) (r)	1,900	1,985
INEOS Group Holdings SA, 6.50%, 08/15/18 (e) (r), EUR	1,000	1,326
Inmet Mining Corp.
8.75%, 06/01/20 (r)	1,900	2,033
7.50%, 06/01/21 (r)	400	410
Novelis Inc.
8.38%, 12/15/17 (e)	200	215
8.75%, 12/15/20	1,300	1,427
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r)	1,000	1,020
		27,148
TELECOMMUNICATION SERVICES - 1.2%
Cricket Communications Inc., 7.75%, 10/15/20	1,400	1,585
Crown Castle International Corp., 5.25%, 01/15/23	2,700	2,484
Digicel Group Ltd., 8.25%, 09/30/20 (e) (r)	600	621
Digicel Ltd., 6.00%, 04/15/21 (r)	2,100	1,974
Frontier Communications Corp.
8.50%, 04/15/20	100	111
8.75%, 04/15/22	1,400	1,529
7.13%, 01/15/23	1,000	997
7.63%, 04/15/24 (e)	200	200
Intelsat Jackson Holdings SA
7.50%, 04/01/21	1,800	1,944
5.50%, 08/01/23 (r)	800	748
Lynx II Corp., 6.38%, 04/15/23 (r)	1,600	1,592
Nokia Siemens Networks Finance BV, 7.13%, 04/15/20 (e) (r), EUR	600	900
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,300	1,524
7.00%, 03/01/20 (r)	100	108
6.00%, 11/15/22	900	828
UPC Holding BV, 6.75%, 03/15/23 (r), EUR	700	938
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	1,600	1,696
		19,779
UTILITIES - 0.3%
Calpine Corp.
7.25%, 10/15/17 (r)	500	519
7.88%, 07/31/20 (e) (r)	500	539
7.88%, 01/15/23 (r)	1,240	1,305
7.88%, 01/15/23 (q)	90	94
InterGen NV, 7.00%, 06/30/23 (r)	1,300	1,300
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (r)	1,600	1,106
		4,863
Total Corporate Bonds and Notes (cost $187,852)		190,219

GOVERNMENT AND AGENCY OBLIGATIONS - 69.2%

GOVERNMENT SECURITIES - 69.2%

Sovereign - 64.3%
Bank Negara Malaysia Monetary Notes, 0.00%, 12/19/13 (j), MYR	70	21
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/14 - 01/01/17 (j), BRL	77,280	27,093
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/19 - 01/01/23, BRL	42,060	18,004
Canada Government Bond
1.00%, 02/01/14 - 02/01/15 , CAD	19,810	19,218
2.00%, 03/01/14 - 12/01/14 , CAD	4,792	4,694
0.75%, 05/01/14, CAD	1,197	1,160
2.25%, 08/01/14, CAD	2,295	2,250
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	84
Ghana Government Bond
14.00%, 10/13/14, GHS	50	22
14.99%, 02/23/15, GHS	5,520	2,389
24.00%, 05/25/15, GHS	17,482	8,440
21.00%, 10/26/15, GHS	33,743	15,711
19.24%, 05/30/16, GHS	4,310	1,940
26.00%, 06/05/17, GHS	910	478
23.00%, 08/21/17, GHS	2,440	1,199
19.04%, 09/24/18, GHS	27,570	12,647
Hungary Government Bond
5.50%, 02/12/14 - 12/20/18 , HUF	3,338,440	15,442
6.75%, 08/22/14 - 11/24/17 , HUF	4,250,000	20,257
7.75%, 08/24/15, HUF	42,700	207
7.50%, 11/12/20, HUF	2,468,110	12,563
7.00%, 06/24/22, HUF	2,338,660	11,470
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	6,789
5.75%, 06/11/18 (q), EUR	5,500	7,738
5.38%, 02/21/23 (e)	27,100	26,355
6.00%, 11/24/23, HUF	3,208,300	14,760
Iceland Government International Bond
4.88%, 06/16/16 (e) (r)	4,700	4,916
5.88%, 05/11/22 (r)	2,800	2,878
Ireland Government Bond
5.50%, 10/18/17 (q), EUR	1,934	2,909
5.90%, 10/18/19, EUR	2,193	3,368
4.50%, 04/18/20, EUR	2,496	3,557
5.00%, 10/18/20, EUR	11,512	16,861
5.40%, 03/13/25, EUR	48,111	71,274
Kommuninvest I Sverige AB, 2.25%, 05/05/14, SEK	67,380	10,549

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Korea Monetary Stabilization Bond
2.57%, 06/09/14, KRW	7,029,000	6,537
2.82%, 08/02/14, KRW	2,289,500	2,134
2.72%, 09/09/14, KRW	6,948,000	6,479
2.78%, 10/02/14, KRW	35,131,000	32,722
2.84%, 12/02/14, KRW	9,784,180	9,119
2.74%, 02/02/15, KRW	22,958,390	21,368
2.47%, 04/02/15, KRW	31,819,150	29,490
2.76%, 06/02/15, KRW	3,545,700	3,300
2.80%, 08/02/15, KRW	43,504,640	40,503
Korea Treasury Bond
3.00%, 12/10/13, KRW	23,200,000	21,606
3.25%, 12/10/14 - 06/10/15 , KRW	5,988,700	5,611
2.75%, 12/10/15, KRW	23,891,140	22,220
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,611
Malaysia Government Bond
5.09%, 04/30/14, MYR	4,055	1,260
3.43%, 08/15/14, MYR	201,240	62,012
3.74%, 02/27/15, MYR	51,170	15,829
3.84%, 08/12/15, MYR	33,260	10,320
4.72%, 09/30/15, MYR	21,700	6,847
3.20%, 10/15/15, MYR	9,880	3,030
Mexico Bonos
8.00%, 12/19/13 - 12/17/15 , MXN	244,775	19,762
7.00%, 06/19/14, MXN	6,302	492
9.50%, 12/18/14, MXN	233,270	19,033
6.00%, 06/18/15, MXN	30,448	2,411
6.25%, 06/16/16, MXN	188,748	15,180
7.25%, 12/15/16, MXN	14,420	1,196
Philippine Government Bond
6.25%, 01/27/14, PHP	679,200	15,866
7.00%, 01/27/16, PHP	2,100	53
9.13%, 09/04/16, PHP	1,120	30
Poland Government Bond
5.00%, 10/24/13, PLN	14,190	4,550
5.75%, 04/25/14, PLN	48,000	15,637
5.50%, 04/25/15, PLN	3,333	1,107
0.00%, 07/25/15 - 01/25/16 (j), PLN	182,139	54,631
6.25%, 10/24/15, PLN	1,664	565
Republic of Ghana, 7.88%, 08/07/23 (r)	4,950	4,801
Republic of Latvia, 5.25%, 02/22/17 - 06/16/21 (e) (r)	4,500	4,884
Republic of Serbia
10.00%, 04/05/18, RSD	104,000	1,206
4.88%, 02/25/20 (r)	4,280	3,996
7.25%, 09/28/21 (r)	10,700	11,115
Serbia Treasury Bond, 10.00%, 04/27/15 - 04/10/18, RSD	978,100	11,178
Singapore Government Bond
0.25%, 02/01/14, SGD	26,000	20,721
3.63%, 07/01/14, SGD	19,400	15,846
1.13%, 04/01/16, SGD	350	285
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	8,376
5.85%, 05/10/23 (r)	11,615	11,034
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	227
8.00%, 06/01/16, LKR	473,000	3,339
5.80%, 01/15/17 - 07/15/17 , LKR	268,300	1,725
8.50%, 04/01/18 - 07/15/18 , LKR	359,730	2,437
9.00%, 05/01/21, LKR	296,620	1,928
Sri Lanka Government Bonds, 8.00%, 11/15/18, LKR	49,290	323
Sweden Government Bond, 6.75%, 05/05/14, SEK	235,090	37,827
Ukraine Government International Bond
6.25%, 06/17/16 (e) (r)	580	499
6.58%, 11/21/16 (r)	696	599
9.25%, 07/24/17 (e) (r)	14,310	13,223
6.75%, 11/14/17 (r)	7,360	6,293
7.75%, 09/23/20 (r)	1,357	1,157
7.95%, 02/23/21 (e) (r)	9,700	8,293
7.80%, 11/28/22 (e) (r)	21,300	17,759
7.50%, 04/17/23 (e) (r)	22,130	18,285
Uruguay Notas del Tesoro
9.00%, 01/27/14 - 01/27/14 , UYU	106,365	4,772
9.75%, 06/14/14, UYU	35,153	1,579
10.50%, 03/21/15, UYU	152,454	6,771
10.25%, 08/22/15, UYU	131,038	5,709
9.50%, 01/27/16, UYU	190,813	8,109
11.00%, 03/21/17, UYU	19,910	859
		1,037,909
Treasury Inflation Index Securities - 4.9%
Brazil Inflation indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 (s), BRL	13,460	14,556
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/22 (s), BRL	12,100	13,160
Mexico Government Inflation Indexed Bond
4.50%, 12/18/14 (n), MXN	2,544	205
5.00%, 06/16/16 (s), MXN	6,530	559
3.50%, 12/14/17 (s), MXN	6,837	577
4.00%, 06/13/19 (s), MXN	4,768	416
2.50%, 12/10/20 (s), MXN	3,787	302
Uruguay Government International Inflation Indexed Bond
4.25%, 04/05/27 (n), UYU	13,485	647
4.38%, 12/15/28 (n), UYU	514,336	25,195
Uruguay Inflation Indexed Letras De Regulacion Monetaria En UI, 0.00%, 04/11/14 - 04/16/14 (j) (s), UYU	31,184	1,397
Uruguay Inflation Indexed Notas del Tesoro
7.00%, 12/23/14 (s), UYU	28,735	1,364
4.00%, 06/14/15 - 05/25/25 (s), UYU	282,840	13,094
2.75%, 06/16/16 (s), UYU	81,791	3,780
4.25%, 01/05/17 (s), UYU	4,924	229
2.25%, 08/23/17 (s), UYU	26,191	1,135
3.25%, 01/27/19 (s), UYU	241	11
2.50%, 09/27/22 (s), UYU	51,771	2,141
		78,768
Total Government and Agency Obligations (cost $1,108,933)		1,116,677

OTHER EQUITY INTERESTS - 0.2%
Wind Acquisition Finance SA (r) (u)	2,800	2,975
Total Other Equity Interests (cost $2,767)		2,975

COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
CEVA Holdings LLC (c) (f)	—	305
Total Common Stocks (cost $466)		305

PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
CEVA Holdings LLC (f)	—	15
CEVA Holdings LLC (f)	1	660
Total Preferred Stocks (cost $1,030)		675

SHORT TERM INVESTMENTS - 21.9%
Investment Companies - 7.4%
JNL Money Market Fund, 0.01% (a) (h)	119,073	119,073

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	90,990	90,990

Treasury Securities - 8.9%
Bank Negara Malaysia Monetary Note
0.90%, 10/08/13, MYR	1,665	510
0.89%, 10/31/13, MYR	13,830	4,233
0.85%, 02/06/14, MYR	31,140	9,456
0.85%, 02/18/14, MYR	16,895	5,125
0.85%, 02/20/14, MYR	17,540	5,320
0.86%, 02/25/14, MYR	13,510	4,096
0.87%, 03/13/14, MYR	3,295	998
0.86%, 03/27/14, MYR	30	9
0.86%, 04/24/14, MYR	110	33
0.85%, 05/20/14, MYR	60	18
0.86%, 07/15/14, MYR	11,530	3,454
0.86%, 07/24/14, MYR	16,140	4,831
Hungary Treasury Bill, 0.02%, 06/25/14, HUF	109,680	486
Korea Monetary Stabilization Bond, 0.00%, 10/22/13, KRW	2,206,000	2,050
Malaysia Treasury Bill, 0.87%, 05/30/14, MYR	2,310	694
Mexico Cetes
0.26%, 10/24/13, MXN	11,024	840
0.29%, 10/31/13, MXN	10,070	767
0.28%, 11/14/13, MXN	15,240	1,159
0.30%, 01/09/14, MXN	34,313	2,595
0.27%, 03/20/14, MXN	22,005	1,653
0.28%, 04/03/14, MXN	86,408	6,480
0.29%, 04/30/14, MXN	66,332	4,961
Monetary Authority of Singapore, 0.21%, 11/22/13, SGD	17,217	13,719
Philippine Treasury Bill
0.02%, 12/04/13, PHP	205,000	4,704
0.01%, 12/11/13, PHP	5,910	136
0.02%, 06/04/14, PHP	339,510	7,748
0.02%, 07/02/14, PHP	17,560	400
0.02%, 09/03/14, PHP	136,000	3,094
Serbia Treasury Bill
0.15%, 12/12/13, RSD	72,600	841
0.13%, 03/13/14, RSD	28,100	317
Singapore Treasury Bill
0.19%, 10/04/13, SGD	9,040	7,206
0.21%, 11/15/13, SGD	1,190	948
0.22%, 01/10/14, SGD	6,251	4,980
0.17%, 03/21/14, SGD	12,500	9,951
Sweden Treasury Bill
0.14%, 11/20/13, SEK	9,290	1,444
0.14%, 12/18/13, SEK	11,680	1,814
Uruguay Treasury Bill
0.41%, 10/02/13, UYU	4,030	184
0.39%, 10/18/13, UYU	4,666	212
0.41%, 10/23/13, UYU	20,965	950
0.38%, 11/22/13, UYU	5,279	236
0.35%, 12/04/13, UYU	13,270	591
0.38%, 12/27/13, UYU	4,110	181
0.35%, 03/07/14, UYU	700	30
0.41%, 04/11/14, UYU	36,465	1,548
0.38%, 05/16/14, UYU	27,140	1,137
0.35%, 06/20/14, UYU	10,100	418
0.40%, 07/24/14, UYU	19,360	790
0.52%, 08/29/14, UYU	16,221	653
0.37%, 09/11/14, UYU	4,980	200
0.39%, 12/18/14, UYU	7,590	295
0.38%, 02/05/15, UYU	4,040	154
0.39%, 03/26/15, UYU	51,175	1,911
0.37%, 05/14/15, UYU	55,575	2,039
0.42%, 07/02/15, UYU	20,175	735
0.54%, 08/20/15, UYU	417,241	14,988
		144,322
Total Short Term Investments (cost $358,435)		354,385

Total Investments - 103.2% (cost $1,659,483)		1,665,236
Other Assets and Liabilities, Net - (3.2%)		(51,021)
Total Net Assets - 100.0%		$1,614,215

JNL/Franklin Templeton Income Fund

COMMON STOCKS - 49.8%
CONSUMER DISCRETIONARY - 0.3%
Dex Media Inc. (c) (e)	21	$173
Target Corp.	100	6,417
		6,590
CONSUMER STAPLES - 1.6%
Coca-Cola Co.	210	7,947
PepsiCo Inc.	187	14,858
Safeway Inc. (e)	289	9,239
		32,044
ENERGY - 9.2%
Anadarko Petroleum Corp.	80	7,439
Baker Hughes Inc.	139	6,800
BP Plc - ADR	720	30,262
Callon Petroleum Co. (c)	75	410
Canadian Oil Sands Ltd.	563	10,917
Chesapeake Energy Corp.	190	4,917
Chevron Corp.	126	15,297
Devon Energy Corp.	75	4,332
Exxon Mobil Corp.	170	14,627
Royal Dutch Shell Plc - ADR	668	43,900
Schlumberger Ltd.	152	13,440
Spectra Energy Corp.	300	10,283
Total SA - ADR (e)	100	5,792
Transocean Ltd.	150	6,675
Weatherford International Ltd. (c)	125	1,916
Williams Cos. Inc.	144	5,232
		182,240
FINANCIALS - 5.5%
Bank of America Corp.	970	13,386
Barclays Plc	500	2,137
BlackRock Inc.	20	5,521
Commonwealth Bank of Australia	82	5,436
HSBC Holdings Plc	750	8,118
JPMorgan Chase & Co.	443	22,899
MetLife Inc.	37	1,757
QBE Insurance Group Ltd.	91	1,249
Royal Bank of Canada	113	7,221
Wells Fargo & Co.	955	39,452
Westfield Retail Trust	813	2,253
		109,429
HEALTH CARE - 6.0%
Johnson & Johnson	275	23,840
Merck & Co. Inc.	757	36,031
Pfizer Inc.	739	21,214
Roche Holding AG	96	25,773
Sanofi SA - ADR	250	12,657
		119,515
INDUSTRIALS - 3.5%
Caterpillar Inc.	60	4,977

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CEVA Holdings LLC (c) (f)	2	1,567
General Electric Co.	1,219	29,127
Lockheed Martin Corp.	70	8,929
Raytheon Co.	62	4,809
Republic Services Inc. - Class A	290	9,661
Waste Management Inc.	245	10,112
		69,182
INFORMATION TECHNOLOGY - 3.2%
Apple Inc.	27	12,777
Broadcom Corp. - Class A	164	4,265
Cisco Systems Inc.	337	7,888
Intel Corp.	1,050	24,064
Microsoft Corp.	221	7,355
Oracle Corp.	51	1,692
Texas Instruments Inc.	157	6,338
		64,379
MATERIALS - 7.9%
Agrium Inc.	135	11,344
AngloGold Ashanti Ltd. - ADR	123	1,636
Barrick Gold Corp.	337	6,271
BHP Billiton Plc	513	15,088
Dow Chemical Co.	678	26,051
E.I. du Pont de Nemours & Co.	253	14,821
Freeport-McMoRan Copper & Gold Inc.	297	9,818
Goldcorp Inc.	241	6,274
LyondellBasell Industries NV - Class A	270	19,772
Mosaic Co.	136	5,859
Newmont Mining Corp.	343	9,627
Nucor Corp.	158	7,721
Rio Tinto Plc - ADR (e)	451	21,991
		156,273
TELECOMMUNICATION SERVICES - 1.6%
AT&T Inc.	500	16,910
Frontier Communications Corp. (e)	100	417
Telstra Corp. Ltd.	900	4,176
Vivendi SA	30	702
Vodafone Group Plc	3,000	10,529
		32,734
UTILITIES - 11.0%
AGL Resources Inc.	100	4,603
American Electric Power Co. Inc.	250	10,837
Dominion Resources Inc.	250	15,632
Duke Energy Corp.	375	25,076
Dynegy Inc. (c) (e)	473	9,130
Entergy Corp.	200	12,638
Exelon Corp.	460	13,634
FirstEnergy Corp.	250	9,113
NextEra Energy Inc.	233	18,696
Pepco Holdings Inc.	200	3,692
PG&E Corp.	566	23,173
Pinnacle West Capital Corp.	100	5,474
PPL Corp.	404	12,264
Public Service Enterprise Group Inc.	300	9,879
Sempra Energy	175	14,980
Southern Co.	393	16,166
TECO Energy Inc.	200	3,308
Xcel Energy Inc.	350	9,664
		217,959
Total Common Stocks (cost $897,104)		990,345

PREFERRED STOCKS - 7.3%
CONSUMER DISCRETIONARY - 0.2%
General Motors Co., 4.75%	55	2,758

ENERGY - 1.6%
Bank of America Corp. Equity Linked Note (Schlumberger Ltd.) (r)	100	8,818
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	4,964
Halcon Resources Corp., Convertible Preferred, 5.75% (m)	5	4,950
Sanchez Energy Corp., Convertible Preferred, 4.88% (m) (r)	50	3,209
Sanchez Energy Corp., Convertible Preferred, 6.50%, Class B (m) (r)	80	5,449
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	4,987
		32,377
FINANCIALS - 5.0%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 11/12/13), Series G-7 (m) (r)	2	1,764
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	12	12,820
Bank of America Corp. Equity Linked Note (Peabody Energy Corp.) (r)	313	5,707
Barclays Bank Plc Equity Linked Note (Alpha Natural Resources Inc.), 12.50% (r)	300	1,960
Credit Suisse AG Equity Linked Note (Corning Inc.), 9.00%	250	3,672
Deutsche Bank AG Equity Linked Note (Alpha Natural Resources Inc.) (r)	115	712
Deutsche Bank AG Equity Linked Note (Freeport-McMoRan Copper & Gold Inc.) (r)	150	5,091
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	186	1,085
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 12/31/15) (c) (d) (m)	—	912
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 11/14/13), Series Q (c) (d) (m)	100	502
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 11/14/13), Series R (c) (d) (m)	143	746
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	379
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (m)	60	1,450
Goldman Sachs Group Inc. Equity Linked Note (Freeport-McMoRan Copper & Gold Inc.), 1.00% (r)	145	4,992
JPMorgan Chase & Co. Equity Linked Note (Bank of America Corp.), 6.50% (r)	1,595	21,211
MetLife Inc., 5.00%	66	1,892
Royal Bank of Canada Equity Linked Note (Halliburton Co.), 7.00% (r)	475	21,860
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	10	11,375
		98,130
INDUSTRIALS - 0.1%
CEVA Holdings LLC (f)	—	47
CEVA Holdings LLC (f)	2	1,486
		1,533
MATERIALS - 0.1%
ArcelorMittal, Convertible Preferred, 6.00%	120	2,579

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
UTILITIES - 0.3%
Dominion Resources Inc., Convertible Preferred, 6.13%	37	1,947
Dominion Resources Inc., Convertible Preferred, 6.00%	37	1,951
NextEra Energy Inc., Convertible Preferred, 5.89%	48	2,612
		6,510
Total Preferred Stocks (cost $149,974)		143,887

WARRANTS - 0.0%
Dynegy Inc. (c)	33	45
General Motors Co. (c)	9	245
General Motors Co. (c)	9	172
Total Warrants (cost $1,821)		462

CORPORATE BONDS AND NOTES - 38.3%
CONSUMER DISCRETIONARY - 7.0%
Academy Ltd., 9.25%, 08/01/19 (r)	$1,800	2,007
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,148
7.75%, 04/15/18 (e)	3,000	3,360
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17	750	761
8.50%, 02/15/20 (e)	3,000	2,760
9.00%, 02/15/20	4,600	4,324
9.00%, 02/15/20 (e)	3,000	2,820
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,780
6.50%, 04/30/21	3,000	3,060
Chrysler Group LLC
8.00%, 06/15/19 (e)	6,000	6,630
8.25%, 06/15/21 (e)	6,400	7,168
CityCenter Holdings LLC, 7.63%, 01/15/16	2,000	2,095
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	898
9.00%, 12/15/19 (e)	2,356	2,309
9.00%, 03/01/21	16,000	15,480
Clear Channel Communications Inc. Term Loan, 6.95%, 01/30/19 (i)	10,000	9,265
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20	4,375	4,517
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (e)	5,000	5,537
CSC Holdings LLC, 6.75%, 11/15/21 (e)	5,400	5,778
Cumulus Media Holdings Inc., 7.75%, 05/01/19	2,500	2,594
DISH DBS Corp., 5.00%, 03/15/23	2,000	1,855
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	1,100	1,229
6.50%, 03/01/21	6,300	6,410
KB Home
6.25%, 06/15/15	1,000	1,059
7.50%, 09/15/22	2,000	2,080
Landry’s Inc., 9.38%, 05/01/20 (r)	4,000	4,220
MGM Resorts International
10.00%, 11/01/16 (e)	3,000	3,570
8.63%, 02/01/19	2,200	2,530
6.75%, 10/01/20	800	840
Shea Homes LP, 8.63%, 05/15/19	3,900	4,290
SuperMedia Inc. Term Loan, 11.60%, 03/31/19 (i)	537	416
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (r), EUR	1,062	1,512
Univision Communications Inc.
6.88%, 05/15/19 (r)	5,000	5,350
5.13%, 05/15/23 (r)	5,000	4,787
Visant Corp., 10.00%, 10/01/17	4,700	4,371
Volkswagen International Finance NV, 5.50%, 11/09/15 (r), EUR	5,000	7,460
		138,270
CONSUMER STAPLES - 2.0%
Alliance One International Inc., 9.88%, 07/15/21 (e) (r)	5,000	4,700
Dean Foods Co., 9.75%, 12/15/18	1,800	2,039
Innovation Ventures LLC, 9.50%, 08/15/19 (e) (r)	3,000	2,749
JBS USA LLC
8.25%, 02/01/20 (e) (r)	1,700	1,789
7.25%, 06/01/21 (e) (r)	3,500	3,517
7.25%, 06/01/21 (r)	3,700	3,663
Reynolds Group Issuer Inc.
7.88%, 08/15/19	1,400	1,540
9.88%, 08/15/19 (e)	4,100	4,448
5.75%, 10/15/20 (e)	1,900	1,907
8.25%, 02/15/21 (e)	600	605
SUPERVALU Inc., 8.00%, 05/01/16 (e)	5,000	5,475
U.S. Foods Inc., 8.50%, 06/30/19	2,500	2,634
U.S. Foods Inc. Term Loan, 6.50%, 03/31/19 (i)	5,000	4,966
		40,032
ENERGY - 8.6%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	3,200	2,624
Antero Resources Finance Corp., 7.25%, 08/01/19	1,300	1,372
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	1,938
7.25%, 06/15/21 (e)	7,800	5,889
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,419
Chesapeake Energy Corp.
6.50%, 08/15/17	4,000	4,410
7.25%, 12/15/18 (e)	5,000	5,662
5.75%, 03/15/23 (e)	8,500	8,521
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	6,000	6,099
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	4,000	4,080
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,716
Drillships Financing Holding Inc. Term Loan B-2, 5.50%, 03/24/14 (i)	7,500	7,580
El Paso LLC, 7.75%, 01/15/32	1,000	1,022
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17	3,500	3,885
EP Energy LLC, 9.38%, 05/01/20	5,000	5,625
EXCO Resources Inc., 7.50%, 09/15/18	3,500	3,334
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,144	2,249
Fieldwood Energy LLC 2nd Lien Term Loan, 7.13%, 10/01/17 (i)	7,500	7,470
Gibson Energy Inc, 6.75%, 07/15/21 (r)	4,000	4,130
Halcon Resources Corp.
9.75%, 07/15/20 (e)	4,000	4,230
9.25%, 02/15/22 (e) (r)	2,900	3,016
Linn Energy LLC, 8.63%, 04/15/20 (e)	3,300	3,411
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	2,500	2,587
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (r)	2,000	2,100
Offshore Group Investment Ltd., 7.50%, 11/01/19 (e)	9,000	9,472
Peabody Energy Corp., 6.25%, 11/15/21 (e)	3,000	2,910
Penn Virginia Corp., 8.50%, 05/01/20	2,500	2,537
PetroQuest Energy Inc., 10.00%, 09/01/17 (r)	5,000	5,100

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Plains Exploration & Production Co., 6.50%, 11/15/20	5,000	5,366
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/12/19 (i)	10,000	9,600
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (r)	7,500	7,341
Sabine Pass LNG LP
7.50%, 11/30/16	2,500	2,750
6.50%, 11/01/20 (r)	2,500	2,538
Samson Investment Co., 10.25%, 02/15/20 (e) (r)	4,400	4,664
Sanchez Energy Corp, 7.75%, 06/15/21 (r)	5,500	5,362
SandRidge Energy Inc.
8.75%, 01/15/20	2,000	2,120
7.50%, 03/15/21 (e)	4,400	4,444
7.50%, 02/15/23 (e)	1,800	1,782
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,000	6,360
Walter Energy Inc., 9.88%, 12/15/20 (e) (r)	3,850	3,349
		171,064
FINANCIALS - 2.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	3,168
Ally Financial Inc., 6.25%, 12/01/17	1,500	1,604
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (i) (m)	1,000	1,098
Boparan Finance Plc, 9.75%, 04/30/18 (r), EUR	1,000	1,488
Boparan Holdings Ltd., 9.88%, 04/30/18 (r), GBP	1,500	2,671
E*TRADE Financial Corp., 6.00%, 11/15/17 (e)	3,000	3,158
International Lease Finance Corp.
8.75%, 03/15/17 (e)	2,000	2,295
8.88%, 09/01/17	4,700	5,440
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (i) (m)	11,500	12,478
Morgan Stanley, 5.50%, 01/26/20	5,000	5,534
Nuveen Investments Inc., 9.50%, 10/15/20 (e) (r)	4,500	4,399
		43,333
HEALTH CARE - 3.1%
Alere Inc.
7.25%, 07/01/18 (e)	3,800	4,104
6.50%, 06/15/20 (r)	3,300	3,271
Grifols Inc., 8.25%, 02/01/18	1,400	1,503
HCA Inc.
6.50%, 02/15/16 (e)	1,200	1,301
6.50%, 02/15/20	4,300	4,660
7.50%, 02/15/22	4,100	4,500
5.88%, 05/01/23	5,000	4,912
Kinetic Concepts Inc., 12.50%, 11/01/19 (e)	5,000	5,225
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	4,800	5,244
8.00%, 08/01/20 (e)	3,404	3,608
8.13%, 04/01/22 (e) (r)	9,800	10,229
Valeant Pharmaceutical International Inc.,
6.38%, 10/15/20 (r)	3,600	3,744
7.50%, 07/15/21 (r)	3,900	4,202
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18	3,700	3,904
7.75%, 02/01/19	1,100	1,180
		61,587
INDUSTRIALS - 2.3%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,644
Bombardier Inc., 6.13%, 01/15/23 (r)	5,600	5,600
Ceridian Corp., 11.25%, 11/15/15	3,000	3,030
CEVA Group Plc, 4.00%, 05/01/18 (r)	5,000	4,169
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,500	3,728
Dynacast International LLC, 9.25%, 07/15/19	3,500	3,832
Hertz Corp., 6.75%, 04/15/19	1,100	1,163
Jaguar Holding Co. I, 9.38%, 10/15/17 (e) (r)	3,100	3,278
Laureate Education Inc., 9.25%, 09/01/19 (r)	2,500	2,700
Navistar International Corp., 8.25%, 11/01/21 (e)	3,500	3,544
Navistar International Corp. Term Loan B, 5.75%, 08/15/17 (i)	2,488	2,516
Niska Gas Storage US LLC, 8.88%, 03/15/18	2,500	2,588
United Rentals North America Inc., 8.38%, 09/15/20 (e)	6,600	7,309
		46,101
INFORMATION TECHNOLOGY - 5.5%
Activision Blizzard Inc. Term Loan
6.50%, 10/18/13 (i)	2,000	2,000
6.50%, 10/18/13 (f) (i)	1,000	1,000
6.50%, 10/18/13 (f) (i)	2,000	2,000
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	3,800	3,942
CDW LLC
12.54%, 10/12/17	685	712
8.50%, 04/01/19	7,000	7,735
First Data Corp.
11.25%, 03/31/16 (e)	12,002	12,002
8.25%, 01/15/21 (e) (r)	15,914	16,431
12.63%, 01/15/21	11,000	12,100
8.75%, 01/15/22 (r)	3,198	3,334
First Data Corp. Extended Term Loan, 4.18%, 03/24/18 (i)	9,123	9,025
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,060	1,086
10.13%, 03/15/18 (r)	1,473	1,610
9.25%, 04/15/18 (r)	4,000	4,330
8.05%, 02/01/20 (e)	11,500	12,104
10.75%, 08/01/20	7,786	8,662
Infor US Inc., 9.38%, 04/01/19 (e)	1,600	1,788
Sanmina Corp., 7.00%, 05/15/19 (r)	3,500	3,684
SRA International Inc., 11.00%, 10/01/19 (e)	900	936
SRA International Inc. Term Loan, 6.59%, 07/07/18 (i)	4,086	4,035
		108,516
MATERIALS - 3.0%
AngloGold Ashanti Holdings Plc, 8.50%, 07/30/20	2,000	2,055
Cemex Finance LLC, 9.38%, 10/12/22 (r)	1,800	1,971
Cemex SAB de CV
3.25%, 03/15/16 (y)	3,625	4,615
9.00%, 01/11/18 (r)	6,000	6,465
3.75%, 03/15/18 (y)	2,125	2,762
5.88%, 03/25/19 (r)	2,000	1,920
7.25%, 01/15/21 (r)	6,000	6,012
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (e) (r)	2,100	2,163
6.88%, 02/01/18 (e) (r)	2,500	2,613
8.25%, 11/01/19 (e) (r)	2,750	2,963
HudBay Minerals Inc., 9.50%, 10/01/20 (e) (r)	3,000	3,007
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,700	1,874
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	2,189	2,992
Inmet Mining Corp., 8.75%, 06/01/20 (r)	3,600	3,852
Kerling Plc, 10.63%, 12/21/17 (e) (r), EUR	3,600	5,175
Molycorp Inc., 10.00%, 06/01/20 (e)	5,000	4,987
Orion Engineered Carbons Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,150	4,731
		60,157

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 3.5%
CommScope Holding Co. Inc., 6.63%, 06/01/20 (e) (r)	2,200	2,189
Cricket Communications Inc., 7.75%, 10/15/20	6,500	7,361
Frontier Communications Corp.
8.50%, 04/15/20	900	995
9.25%, 07/01/21	3,000	3,435
7.13%, 01/15/23	2,200	2,194
MetroPCS Wireless Inc., 6.63%, 04/01/23 (e) (r)	7,500	7,519
NII Capital Corp., 7.63%, 04/01/21	2,500	1,775
Sprint Corp., 7.88%, 09/15/23 (e) (r)	9,400	9,588
Sprint Nextel Corp.
9.13%, 03/01/17 (e)	3,300	3,795
8.38%, 08/15/17	90	102
9.00%, 11/15/18 (r)	7,500	8,794
7.00%, 08/15/20 (e)	5,000	5,087
11.50%, 11/15/21 (e)	7,500	9,637
Verizon Communications Inc.
5.15%, 09/15/23	3,400	3,646
6.55%, 09/15/43	3,700	4,177
		70,294
UTILITIES - 1.2%
Calpine Corp.
7.88%, 07/31/20 (e) (r)	799	861
7.50%, 02/15/21 (e) (r)	4,928	5,236
7.88%, 01/15/23 (r)	2,700	2,842
GenOn Energy Inc., 7.88%, 06/15/17 (e)	5,000	5,400
InterGen NV, 7.00%, 06/30/23 (r)	10,000	10,000
		24,339
Total Corporate Bonds and Notes (cost $724,335)		763,693

OTHER EQUITY INTERESTS - 0.0%
Dynegy Holdings LLC (c) (f) (q) (u)	11,000	—
Dynegy Holdings LLC (c) (f) (q) (u)	4,750	—
Dynegy Holdings LLC (c) (f) (q) (u)	3,500	—
General Motors Co. (c) (f) (u)	100	1
SuperMedia Inc. Escrow Litigation Trust (c) (f) (q) (u)	868	—
Total Other Equity Interests (cost $14)		1

SHORT TERM INVESTMENTS - 16.8%
Investment Companies - 6.1%
JNL Money Market Fund, 0.01% (a) (h)	120,119	120,119

Securities Lending Collateral - 10.7%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	213,293	213,293
Total Short Term Investments (cost $333,412)		333,412

Total Investments - 112.3% (cost $2,106,660)		2,231,800
Other Assets and Liabilities, Net - (12.3%)		(244,125)
Total Net Assets - 100.0%		$1,987,675

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 96.2%
CONSUMER DISCRETIONARY - 18.5%
Accell Group	5	$101
Amer Sports Oyj - Class A	14	292
Asahi Co. Ltd.	9	152
Asatsu-DK Inc. (e)	277	7,542
Asics Corp.	17	301
Bellway Plc	4	81
Beneteau SA (c)	706	11,419
Beter Bed Holding NV	2	51
Bovis Homes Group Plc	6	73
Carpetright Plc (c)	1,007	10,571
Debenhams Plc	53	87
Descente Ltd.	16	115
Dignity Plc	205	4,803
Dorel Industries Inc.	4	156
Duni AB	6	63
Fiberweb Plc	45	74
Forbo Holding AG	—	61
Giant Manufacturing Co. Ltd.	30	205
Halla Visteon Climate Control Corp.	4	165
Headlam Group Plc	1,365	8,528
IPSOS	5	206
JUMBO SA (c)	1,311	16,346
Keihin Corp.	8	126
Leoni AG	2	107
Lojas Renner SA	2	69
Melia Hotels International SA	7	71
Nissin Kogyo Co. Ltd.	4	72
Pacific Brands Ltd.	70	50
Persimmon Plc	4	67
Sankyo Co. Ltd.	174	8,503
Schibsted ASA	3	168
Seria Co. Ltd.	3	81
Steiner Leisure Ltd. (c)	4	206
Stella International Holdings Ltd.	36	92
Sumitomo Rubber Industries Inc.	15	231
Techtronic Industries Co.	127	330
Tokai Rika Co. Ltd.	5	102
Unipres Corp.	3	70
United Business Media Ltd.	12	143
Youngone Corp.	4	110
Yue Yuen Industrial Holdings Ltd.	32	88
		72,078
CONSUMER STAPLES - 11.6%
Aderans Holdings Co. Ltd.	735	10,634
Binggrae Co. Ltd.	1	85
C&C Group Plc	2,256	12,168
Greggs Plc	23	160
Kobayashi Pharmaceutical Co. Ltd.	5	309
McBride Plc	2,626	5,165
Oriflame Cosmetics SA - SDR	4	126
Sligro Food Group NV (e)	401	16,404
		45,051
ENERGY - 0.2%
Enerflex Ltd.	7	100
Ensign Energy Services Inc.	6	106
Mullen Group Ltd.	6	153
Shinko Plantech Co. Ltd.	9	79
Tecnicas Reunidas SA	2	101
Trican Well Service Ltd.	8	109
		648
FINANCIALS - 23.8%
AGF Management Ltd.	7	82
ARA Asset Management Ltd.	5,312	6,926
Arch Capital Group Ltd. (c) (e)	228	12,336
Axis Capital Holdings Ltd.	6	261
Azimut Holding SpA	8	183
Bank of Ayudhya PCL	79	96
BS Financial Group Inc.	14	209

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Canaccord Genuity Group Inc.	7	44
Daibiru Corp.	565	6,628
DGB Financial Group Inc.	14	209
Euler Hermes SA	154	18,843
Fairfax Financial Holdings Ltd.	30	12,011
Genworth MI Canada Inc.	6	172
KIWOOM Securities Co. Ltd.	2	74
Korea Investment Holdings Co. Ltd.	1	50
Man Group Plc	58	79
Metropolitan Bank & Trust Co.	76	144
Mirae Asset Securities Co. Ltd.	2	62
RenaissanceRe Holdings Ltd.	135	12,249
RHJ International (c) (e)	1,643	8,625
Savills Plc	1,306	13,062
Value Partners Group Ltd.	97	58
Vista Land & Lifescapes Inc.	1,188	145
Vontobel Holding AG	3	132
		92,680
HEALTH CARE - 0.1%
Amplifon SpA	10	53
Diagnosticos da America SA	22	118
Gerresheimer AG	3	176
Nobel Biocare Holding AG	10	140
Vectura Group Plc (c)	38	68
		555
INDUSTRIALS - 36.1%
Aalberts Industries NV	10	264
Arcadis NV	9	262
ATS Automation Tooling Systems Inc.	5	68
Berendsen Plc	10	144
Bodycote Plc	7	75
Construcciones y Auxiliar de Ferrocarriles SA	—	202
DCC Plc	34	1,377
en-japan Inc.	4	79
Experian Plc	443	8,436
Flughafen Wien AG	79	5,349
Gildemeister AG	6	164
Grafton Group Plc	2,143	20,237
HomeServe Plc	20	85
Hyundai Mipo Dockyard Co. Ltd.	1	152
Irish Continental Group Plc	250	8,661
Jain Irrigation Systems Ltd.	32	30
Keller Group Plc	527	8,859
Kloeckner & Co. SE (c)	12	161
Meitec Corp.	10	274
Michael Page International Plc	2,051	16,363
Morgan Sindall Group Plc	443	5,391
Panalpina Welttransport Holding AG	14	2,130
Prysmian SpA	628	15,389
Rational AG (e)	1	167
Royal Imtech NV (c)	20	55
SIG Plc	21	62
Sthree Plc	987	5,678
Tomra Systems ASA	17	163
Uponor Oyj (e)	769	14,505
USG People NV	9	92
Vesuvius Plc	1,606	11,628
Wienerberger AG	10	183
Zardoya Otis SA	867	14,075
		140,760
INFORMATION TECHNOLOGY - 2.5%
Barco NV	2	154
D-Link Corp.	240	134
Daum Communications Corp.	1	69
Flextronics International Ltd. (c)	20	182
Hana Microelectronics PCL	25	18
Jenoptik AG	6	90
Laird Plc	37	133
Logitech International SA (e)	14	123
Neopost SA (e)	110	7,982
Simplo Technology Co. Ltd.	55	267
Sindoh Co. Ltd.	2	112
Square Enix Holdings Co. Ltd.	10	159
Tripod Technology Corp.	38	74
VTech Holdings Ltd.	20	255
		9,752
MATERIALS - 3.4%
African Minerals Ltd. (c)	21	76
Alent Plc	2,223	12,761
HudBay Minerals Inc.	25	207
Huhtamaki Oyj	12	266
Iluka Resources Ltd.	9	94
		13,404
UTILITIES - 0.0%
Aygaz A/S	8	35
Cia de Saneamento de Minas Gerais	5	76
		111
Total Common Stocks (cost $291,950)		375,039

PREFERRED STOCKS - 0.0%
HEALTH CARE - 0.0%
Draegerwerk AG & Co. KGaA	1	102
Total Preferred Stocks (cost $106)		102

INVESTMENT COMPANIES - 0.4%
iShares MSCI China Small-Cap ETF	16	710
iShares MSCI EAFE Small-Cap ETF (e)	13	635
Total Investment Companies (cost $1,347)		1,345

SHORT TERM INVESTMENTS - 5.5%
Investment Companies - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	12,800	12,800

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	8,752	8,752
Total Short Term Investments (cost $21,552)		21,552

Total Investments - 102.1% (cost $314,955)		398,038
Other Assets and Liabilities, Net - (2.1%)		(8,203)
Total Net Assets - 100.0%		$389,835

JNL/Franklin Templeton Mutual Shares Fund

COMMON STOCKS - 86.0%
CONSUMER DISCRETIONARY - 8.1%
British Sky Broadcasting Group Plc	679	$9,561
Comcast Corp. - Special Class A	55	2,394
General Motors Co. (c)	319	11,459
Kohl’s Corp.	150	7,758
Reed Elsevier Plc	1,116	15,047
Time Warner Cable Inc.	100	11,150
Tribune Co. - Class A (c)	60	3,809
Tribune Co. - Class B (c)	23	1,423
Twenty-First Century Fox Inc. - Class B	609	20,343
		82,944

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CONSUMER STAPLES - 12.9%
Altria Group Inc.	281	9,662
Avon Products Inc.	375	7,723
British American Tobacco Plc	338	17,808
Coca-Cola Enterprises Inc.	180	7,240
CVS Caremark Corp.	335	19,029
Dr. Pepper Snapple Group Inc.	134	6,015
Imperial Tobacco Group Plc	258	9,535
Kroger Co.	420	16,946
Lorillard Inc.	235	10,510
Pernod-Ricard SA	29	3,581
Philip Morris International Inc.	69	5,945
Tesco Plc	312	1,812
Wal-Mart Stores Inc.	65	4,841
Walgreen Co.	206	11,082
		131,729
ENERGY - 11.0%
Apache Corp.	200	17,024
Baker Hughes Inc.	226	11,087
BG Group Plc	425	8,112
BP Plc	1,063	7,456
CONSOL Energy Inc.	303	10,183
Ensco Plc - Class A	71	3,832
Marathon Oil Corp.	480	16,747
Murphy Oil Corp.	111	6,675
Petroleo Brasileiro SA - Petrobras - ADR	285	4,414
Royal Dutch Shell Plc - Class A (e)	482	15,879
Transocean Ltd.	216	9,608
WPX Energy Inc. (c)	64	1,224
		112,241
FINANCIALS - 17.6%
ACE Ltd.	169	15,824
Aegon NV	766	5,670
Alexander’s Inc.	8	2,288
Alleghany Corp. (c)	25	10,326
American International Group Inc.	477	23,206
Bond Street Holding LLC - Class A (c) (f) (r)	41	569
Canary Wharf Group Plc (c) (f)	405	1,859
CIT Group Inc. (c)	143	6,974
Citigroup Inc.	234	11,348
CNO Financial Group Inc.	1	22
Columbia Banking System Inc.	30	743
Deutsche Boerse AG	54	4,036
Forestar Group Inc. (c)	60	1,285
Guaranty Bancorp	10	133
ING Groep NV - CVA (c)	713	8,085
JPMorgan Chase & Co.	243	12,548
KB Financial Group Inc.	159	5,610
MetLife Inc.	204	9,564
Morgan Stanley	200	5,393
NYSE Euronext	70	2,920
PNC Financial Services Group Inc.	246	17,800
Societe Generale - Class A	122	6,062
SunTrust Banks Inc.	168	5,456
Wells Fargo & Co.	150	6,203
White Mountains Insurance Group Ltd.	17	9,727
Zurich Financial Services AG	23	5,965
		179,616
HEALTH CARE - 10.8%
CIGNA Corp.	241	18,489
Eli Lilly & Co.	74	3,744
Hospira Inc. (c)	117	4,583
Medtronic Inc.	387	20,607
Merck & Co. Inc.	637	30,342
Pfizer Inc.	238	6,837
Stryker Corp.	60	4,050
Teva Pharmaceutical Industries Ltd. - ADR	311	11,750
UnitedHealth Group Inc.	10	750
WellPoint Inc.	108	9,036
		110,188
INDUSTRIALS - 3.9%
A P Moller - Maersk A/S - Class B	1	12,760
Caterpillar Inc.	75	6,235
CNH Industrial NV (c)	442	5,519
Federal Signal Corp. (c)	96	1,230
Huntington Ingalls Industries Inc.	118	7,967
Stanley Black & Decker Inc.	61	5,503
		39,214
INFORMATION TECHNOLOGY - 11.9%
Apple Inc.	48	22,722
Cisco Systems Inc.	585	13,694
Dell Inc.	490	6,751
Google Inc. - Class A (c)	5	4,744
Hewlett-Packard Co.	355	7,442
Microsoft Corp.	788	26,235
Samsung Electronics Co. Ltd.	6	7,442
Symantec Corp.	411	10,161
TE Connectivity Ltd.	166	8,579
Xerox Corp.	1,283	13,205
		120,975
MATERIALS - 5.2%
Anglo American Plc	291	7,140
Domtar Corp.	40	3,162
Freeport-McMoRan Copper & Gold Inc.	466	15,422
International Paper Co.	270	12,096
MeadWestvaco Corp.	212	8,135
ThyssenKrupp AG (c)	278	6,651
		52,606
TELECOMMUNICATION SERVICES - 2.3%
Vodafone Group Plc	6,515	22,866

UTILITIES - 2.3%
Entergy Corp.	57	3,615
Exelon Corp.	197	5,846
GDF Suez	234	5,867
NRG Energy Inc.	313	8,542
		23,870
Total Common Stocks (cost $712,803)		876,249

RIGHTS - 0.0%
Fiat Industrial SpA (c) (f)	438	1
Total Rights (cost $0)		1

CORPORATE BONDS AND NOTES - 4.4%
CONSUMER DISCRETIONARY - 1.8%
Caesars Entertainment Operating Co. 1st Lien Term Loan B, 5.44%, 01/28/18 (i)	$3,118	2,820
Cengage Learning Inc. Term Loan, 2.70%, 07/03/14 (c) (d)	3,504	2,558
Clear Channel Communications Inc., 9.00%, 12/15/19	6,741	6,606
Clear Channel Communications Inc. Term Loan, 6.94%, 01/30/19 (i)	4,339	4,020
Clear Channel Communications Inc. Term Loan B, 3.89%, 01/29/16 (i)	1,329	1,250
Clear Channel Communications Inc. Term Loan C, 3.89%, 01/29/16 (i)	142	132

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Harrahs Operating Co. Inc. Extended Term Loan B, 4.44%, 01/28/18 (i)	654	580
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (i)	1,041	1,008
		18,974
FINANCIALS - 0.0%
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f)	1,130	—

INDUSTRIALS - 0.6%
American Airlines Inc., 7.50%, 03/15/16 (c) (d) (r)	4,858	5,757

TELECOMMUNICATION SERVICES - 0.9%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	2,277
10.50%, 03/01/21 (r)	3,444	2,790
Avaya Inc. Term Loan B-3, 6.95%, 10/26/17 (i)	3,697	3,306
Avaya Inc. Term Loan B-5, 8.00%, 03/31/18 (i)	901	852
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r), EUR	409	588
		9,813
UTILITIES - 1.1%
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	5,763	130
11.50%, 10/01/20 (r)	4,182	2,891
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.68%, 10/10/17 (i)	11,682	7,854
		10,875
Total Corporate Bonds and Notes (cost $48,302)		45,419

OTHER EQUITY INTERESTS - 1.2%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (f) (u)	27,190	11,964
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f) (u)	402	—
Tribune Co. Litigation Interests (f) (u)	67	—
Wind Acquisition Finance SA (r) (u)	140	149
Total Other Equity Interests (cost $12,164)		12,113

SHORT TERM INVESTMENTS - 8.9%

Investment Companies - 8.9%
JNL Money Market Fund, 0.01% (a) (h)	90,283	90,283

Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	250	250
Total Short Term Investments (cost $90,533)		90,533
Total Investments - 100.5% (cost $863,802)		1,024,315
Other Assets and Liabilities, Net - (0.5%)		(4,968)
Total Net Assets - 100.0%		$1,019,347

JNL/Franklin Templeton Small Cap Value Fund

COMMON STOCKS - 93.9%

CONSUMER DISCRETIONARY - 21.8%
Autoliv Inc.	55	$4,806
Brown Shoe Co. Inc.	486	11,406
Brunswick Corp.	221	8,832
Cato Corp. - Class A (e)	193	5,389
Drew Industries Inc.	110	5,018
GameStop Corp. - Class A (e)	204	10,139
Genesco Inc. (c)	58	3,804
Gentex Corp. (e)	380	9,717
Group 1 Automotive Inc. (e)	197	15,264
Harman International Industries Inc.	167	11,027
Hillenbrand Inc.	312	8,531
Hooker Furniture Corp.	40	594
Jos. A. Bank Clothiers Inc. (c) (e)	169	7,438
La-Z-Boy Inc.	526	11,950
M/I Homes Inc. (c)	201	4,151
Maidenform Brands Inc. (c)	308	7,244
MDC Holdings Inc.	98	2,926
Men’s Wearhouse Inc.	357	12,149
Pep Boys-Manny Moe & Jack (c)	465	5,799
Regis Corp.	407	5,979
Thor Industries Inc.	370	21,481
West Marine Inc. (c)	406	4,954
Winnebago Industries Inc. (c)	189	4,917
		183,515
ENERGY - 9.6%
Atwood Oceanics Inc. (c)	179	9,852
Bristow Group Inc.	196	14,276
Energen Corp.	133	10,183
Helix Energy Solutions Group Inc. (c)	427	10,843
Oil States International Inc. (c)	77	7,997
Rowan Cos. Plc - Class A (c)	140	5,144
Tidewater Inc.	208	12,356
Unit Corp. (c)	210	9,763
		80,414
FINANCIALS - 11.5%
Arthur J Gallagher & Co.	86	3,732
Aspen Insurance Holdings Ltd.	201	7,291
Assurant Inc.	41	2,196
Chemical Financial Corp.	130	3,630
Hanover Insurance Group Inc.	165	9,106
HCC Insurance Holdings Inc.	117	5,140
Montpelier Re Holdings Ltd.	265	6,890
OFG Bancorp (e)	164	2,647
Old Republic International Corp.	623	9,594
Peoples Bancorp Inc.	50	1,044
Protective Life Corp.	369	15,709
StanCorp Financial Group Inc.	275	15,120
TrustCo Bank Corp.	1,223	7,290
Validus Holdings Ltd.	191	7,064
		96,453
HEALTH CARE - 3.2%
Hill-Rom Holdings Inc.	223	7,987
STERIS Corp.	250	10,728
Teleflex Inc.	102	8,425
		27,140
INDUSTRIALS - 33.2%
AAR Corp.	602	16,458
Apogee Enterprises Inc.	330	9,794
Applied Industrial Technologies Inc.	161	8,286
Astec Industries Inc.	190	6,836
Brady Corp. - Class A	201	6,131
Briggs & Stratton Corp.	351	7,070
Carlisle Cos. Inc.	160	11,260
CIRCOR International Inc.	36	2,214
EMCOR Group Inc.	206	8,061
EnerSys	103	6,257
EnPro Industries Inc. (c)	176	10,597
Franklin Electric Co. Inc.	226	8,885
General Cable Corp.	91	2,873
Genesee & Wyoming Inc. - Class A (c)	103	9,529
Gibraltar Industries Inc. (c)	253	3,611

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Granite Construction Inc.	338	10,328
Insperity Inc.	175	6,595
Kaydon Corp.	200	7,104
Kennametal Inc.	230	10,470
Lincoln Electric Holdings Inc.	217	14,430
McGrath RentCorp	297	10,592
Mine Safety Appliances Co.	186	9,605
Mueller Industries Inc.	110	6,118
Nordson Corp.	24	1,738
Pentair Ltd.	87	5,643
Powell Industries Inc. (c)	113	6,920
Regal-Beloit Corp.	125	8,491
Schawk Inc. - Class A	323	4,790
Simpson Manufacturing Co. Inc.	210	6,853
SkyWest Inc. (e)	530	7,693
Trinity Industries Inc. (e)	341	15,446
Universal Forest Products Inc.	257	10,799
Wabash National Corp. (c)	809	9,436
Watts Water Technologies Inc. - Class A	152	8,563
		279,476
INFORMATION TECHNOLOGY - 3.2%
Benchmark Electronics Inc. (c)	507	11,603
Cohu Inc.	165	1,801
Ingram Micro Inc. - Class A (c)	232	5,339
Multi-Fineline Electronix Inc. (c)	118	1,912
Rofin-Sinar Technologies Inc. (c)	259	6,258
		26,913
MATERIALS - 10.9%
A. Schulman Inc.	366	10,794
AptarGroup Inc.	51	3,085
Cabot Corp.	298	12,728
Carpenter Technology Corp.	145	8,426
HB Fuller Co.	214	9,666
Reliance Steel & Aluminum Co.	151	11,093
RPM International Inc.	337	12,207
Sensient Technologies Corp.	259	12,404
Steel Dynamics Inc.	609	10,181
Stepan Co.	20	1,160
		91,744
UTILITIES - 0.5%
NV Energy Inc.	175	4,132
Total Common Stocks (cost $590,567)		789,787

SHORT TERM INVESTMENTS - 8.9%

Investment Companies - 6.1%
JNL Money Market Fund, 0.01% (a) (h)	51,046	51,046

Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	23,523	23,523
Total Short Term Investments (cost $74,569)		74,569
Total Investments - 102.8% (cost $665,136)		864,356
Other Assets and Liabilities, Net - (2.8%)		(23,714)
Total Net Assets - 100.0%		$840,642

JNL/Goldman Sachs Core Plus Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.9%
ACIS CLO Ltd.
0.76%, 11/01/19 (f) (q)	$900	$870
1.17%, 11/09/19 (f) (q)	6,300	6,086
Adjustable Rate Mortgage Trust REMIC, 2.85%, 04/25/35 (i)	222	215
Aire Valley Mortgages Plc
0.48%, 09/20/66 (i), EUR	90	115
0.52%, 09/20/66 (i), EUR	494	633
0.64%, 09/20/66 (i), EUR	2,743	3,544
REMIC, 0.47%, 09/20/66 (i) (r)	689	652
Amortizing Residential Collateral Trust REMIC, 1.98%, 08/25/32 (i) (q)	54	11
Asset Backed Securities Corp. Home Equity REMIC, 3.03%, 04/15/33 (i)	34	31
Banc of America Commercial Mortgage Inc. REMIC, 5.80%, 04/10/49 (i)	600	660
Banc of America Funding Corp. REMIC
2.82%, 06/20/36 (i) (r)	1,077	871
5.79%, 10/25/36 (i)	61	50
0.46%, 06/20/47 (i)	1,700	1,035
Banc of America Mortgage Securities Inc. REMIC, 2.44%, 09/25/35 (i)	696	646
BlueMountain CLO Ltd., 0.50%, 03/17/21 (i) (r)	4,205	4,096
Brentwood CLO Corp., 0.54%, 02/01/22 (i) (r)	2,256	2,188
Citigroup Mortgage Loan Trust Inc. REMIC, 3.03%, 12/25/35 (i)	1,087	796
College Loan Corp. Trust, 0.46%, 04/25/24 (i)	2,600	2,463
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	77	77
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	38	40
Countrywide Alternative Loan Trust REMIC, 1.65%, 09/25/35 (i)	219	186
Countrywide Asset-Backed Certificates REMIC, 2.05%, 06/25/34 (i) (r)	116	77
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.85%, 02/19/34 (i)	298	300
Deutsche Bank Alternate Loan Trust REMIC, 1.78%, 08/25/35 (i) (r)	210	157
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.08%, 03/19/46 (i) (r)	332	222
Educational Services of America Inc., 1.12%, 07/25/23 (i) (r)	891	902
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.73%, 05/17/32 (i) (q)	958	26
FREMF Mortgage Trust REMIC
4.02%, 01/25/47 (i) (r)	650	610
3.95%, 06/25/47 (i) (r)	975	902
GCO Education Loan Funding Trust, 0.39%, 05/25/25 (i)	2,458	2,392
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	187	186
7.00%, 09/25/37 (i)	271	283
Granite Master Issuer Plc
0.26%, 12/20/54 (i)	9,256	9,117
0.32%, 12/20/54 (i)	1,751	1,723
0.33%, 12/20/54 (i), EUR	917	1,226
0.35%, 12/20/54 (i), EUR	139	186
0.73%, 12/20/54 (i), GBP	2,307	3,679
Granite Mortgages Plc, 0.89%, 01/20/44 (i), GBP	318	509
GSMPS Mortgage Loan Trust, 0.64%, 02/25/35 (i) (r)	63	57
GSR Mortgage Loan Trust REMIC, 2.82%, 10/25/35 (i) (q)	346	296
Harborview Mortgage Loan Trust REMIC, 2.71%, 08/19/36 (i) (r)	1,289	958
Impac CMB Trust REMIC, 0.82%, 03/25/35 (i) (r)	110	90

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
IndyMac Index Mortgage Loan Trust REMIC
0.80%, 06/25/34 (i)	207	188
2.54%, 03/25/35 (i)	1	1
0.39%, 05/25/46 (i)	798	657
Leek Finance Number Eighteen Plc, 0.51%, 09/21/38 (i)	1,465	1,485
Leek Finance Number Seventeen Plc, 0.50%, 12/21/37 (i), EUR	250	347
Lehman XS Trust REMIC, 1.03%, 09/25/47 (i)	1,136	817
Luminent Mortgage Trust REMIC, 0.37%, 05/25/46 (i)	497	334
MASTR Adjustable Rate Mortgages Trust REMIC
3.12%, 10/25/34 (i)	230	214
3.35%, 12/25/34 (i)	70	68
1.35%, 12/25/46 (i) (r)	2,516	1,447
MASTR Seasoned Securities Trust REMIC, 3.56%, 10/25/32 (i)	205	203
Merit Securities Corp. REMIC, 1.68%, 09/28/32 (i) (q)	21	21
Mid-State Trust, 7.34%, 07/01/35	166	180
Morgan Stanley Capital I Trust REMIC
5.48%, 02/12/44 (i)	200	222
5.93%, 12/15/44 (i)	150	141
Morgan Stanley Mortgage Loan Trust REMIC
2.97%, 08/25/34 (i)	118	115
2.82%, 03/25/36 (i)	1,329	984
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	1,995
1.84%, 10/07/20	296	300
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.38%, 10/01/35 (i)	1,865	1,893
Red River CLO Ltd., 0.54%, 07/27/18 (i) (r)	5,056	4,971
Residential Accredit Loans Inc. Trust REMIC, 1.15%, 01/25/46 (i)	1,030	684
Residential Funding Mortgage Securities Inc. Trust REMIC
2.85%, 08/25/35 (i)	550	433
2.93%, 09/25/35 (i)	600	556
Structured Asset Mortgage Investments Inc. REMIC, 2.54%, 08/25/35 (i)	84	81
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.46%, 06/25/34 (i)	456	463
2.32%, 09/25/36 (i)	1,114	921
Wells Fargo Alternative Loan Trust REMIC, 2.73%, 12/28/37 (i) (r)	2,183	1,703
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.68%, 04/25/36 (i) (r)	135	124
Total Non-U.S. Government Agency Asset-Backed Securities (cost $74,825)		70,711

CORPORATE BONDS AND NOTES - 30.2%

CONSUMER DISCRETIONARY - 3.0%
CCO Holdings LLC, 5.25%, 09/30/22 (e)	1,275	1,179
CSC Holdings LLC, 8.63%, 02/15/19 (e)	1,000	1,160
D.R. Horton Inc., 4.38%, 09/15/22	600	548
DISH DBS Corp., 6.75%, 06/01/21 (e)	1,000	1,051
Glencore Funding LLC
1.70%, 05/27/16 (r)	1,125	1,109
2.50%, 01/15/19 (r)	1,975	1,852
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,290
6.00%, 01/15/43	975	846
MGM Resorts International, 6.63%, 12/15/21 (e)	1,400	1,449
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,723
News America Inc., 5.40%, 10/01/43 (r)	2,500	2,503
Nielsen Finance LLC, 4.50%, 10/01/20 (e)	1,000	962
NIKE Inc, 3.63%, 05/01/43 (e)	1,650	1,427
PVH Corp., 4.50%, 12/15/22 (e)	1,001	946
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,514
Videotron Ltd., 5.00%, 07/15/22	950	902
Walt Disney Co., 3.70%, 12/01/42	1,129	969
WPP Finance Co. Ltd., 8.00%, 09/15/14 (l)	1,653	1,762
		24,192
CONSUMER STAPLES - 1.6%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (e) (r)	1,080	883
Avon Products Inc., 4.60%, 03/15/20 (e)	2,150	2,230
Constellation Brands Inc.
3.75%, 05/01/21	150	139
4.25%, 05/01/23 (e)	350	321
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	1,900
Pernod-Ricard SA
2.95%, 01/15/17 (e) (r)	1,950	2,023
4.45%, 01/15/22 (r)	2,650	2,722
Reynolds Group Issuer Inc., 5.75%, 10/15/20 (e)	1,450	1,455
Walgreen Co., 1.80%, 09/15/17 (e)	1,275	1,280
		12,953
ENERGY - 3.8%
Access Midstream Partners LP, 4.88%, 05/15/23	1,500	1,410
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (r)	400	404
Continental Resources Inc., 5.00%, 09/15/22	1,650	1,660
Ecopetrol SA, 5.88%, 09/18/23	670	697
El Paso LLC, 7.75%, 01/15/32	515	526
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21 (e)	2,000	2,124
Energy Transfer Partners LP, 3.28%, 11/01/66 (i) (q)	3,693	3,319
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	2,450	2,704
7.03%, 01/15/68 (i)	1,550	1,724
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	530	652
6.00%, 01/23/21	280	293
6.51%, 03/07/22	200	214
4.95%, 07/19/22	410	396
MarkWest Energy Partners LP, 4.50%, 07/15/23 (e)	1,420	1,338
Nexen Inc., 6.40%, 05/15/37	935	1,025
Petroleos Mexicanos
3.50%, 07/18/18	330	334
4.88%, 01/18/24	390	390
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,020	1,086
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (r)	1,640	1,513
Shell International Finance BV, 4.55%, 08/12/43	1,225	1,207
TNK-BP Finance SA
7.50%, 07/18/16	543	607
7.25%, 02/02/20	277	313
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,419
Transocean Inc., 6.50%, 11/15/20 (e)	2,475	2,764
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	600	602

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Weatherford International Ltd., 9.63%, 03/01/19 (e)	1,475	1,857
		30,578
FINANCIALS - 13.5%
Abbey National Treasury Services Plc
2.11%, 02/16/15 (i), GBP	1,100	1,811
4.00%, 04/27/16	2,075	2,205
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	459	473
AIG Life Holdings Inc., 8.50%, 07/01/30	1,275	1,597
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	1,892
American International Group Inc.
2.38%, 08/24/15	850	869
5.85%, 01/16/18 (e)	950	1,080
American Tower Corp., 3.40%, 02/15/19 (e)	1,550	1,532
ANZ Capital Trust II, 5.36%, (callable at 100 beginning 12/15/13) (m) (r)	3,525	3,546
Bank of America Corp.
5.75%, 12/01/17	1,250	1,410
5.65%, 05/01/18	1,550	1,750
3.30%, 01/11/23	650	609
4.10%, 07/24/23	1,200	1,193
Bank of New York Mellon Corp., 9.63%, 05/02/21 (r)	280	101
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	300	335
Barclays Bank Plc, 6.05%, 12/04/17 (q)	1,950	2,167
Capital One Financial Corp., 1.00%, 11/06/15	1,325	1,318
Citigroup Inc.
6.13%, 11/21/17	1,010	1,162
3.38%, 03/01/23 (e)	1,500	1,428
Compass Bank, 5.50%, 04/01/20	1,200	1,199
Credit Suisse AG, 6.50%, 08/08/23 (e) (r)	1,100	1,114
Developers Diversified Realty Corp., 7.50%, 04/01/17 (e)	2,170	2,535
Discover Bank, 8.70%, 11/18/19	551	697
Discover Financial Services, 3.85%, 11/21/22 (e)	1,774	1,693
ERP Operating LP, 4.63%, 12/15/21	2,575	2,719
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,073
Ford Motor Credit Co. LLC
8.00%, 12/15/16	1,075	1,271
5.00%, 05/15/18	1,200	1,315
5.88%, 08/02/21	900	1,001
General Electric Capital Corp., 5.88%, 01/14/38	900	993
Genworth Financial Inc., 7.63%, 09/24/21	1,700	2,010
HCP Inc.
6.00%, 01/30/17	1,375	1,547
2.63%, 02/01/20 (e)	1,150	1,091
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,936
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2) (i), BRL	4,840	5,119
ING Bank NV
2.00%, 09/25/15 (r)	1,200	1,216
4.00%, 03/15/16 (r)	1,550	1,637
Inter-American Development Bank, 1.00%, 02/27/18	1,700	1,652
Intesa Sanpaolo SpA
3.13%, 01/15/16 (e)	1,050	1,049
3.88%, 01/16/18	1,475	1,450
JPMorgan Chase & Co., 4.40%, 07/22/20	1,650	1,747
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,074
Liberty Property LP, 4.75%, 10/01/20	2,350	2,477
Merrill Lynch & Co. Inc., 6.05%, 05/16/16 (e)	1,125	1,239
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,159
Morgan Stanley
6.25%, 08/28/17	1,600	1,821
6.63%, 04/01/18	1,825	2,119
5.63%, 09/23/19	750	837
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (i) (m)	1,310	1,438
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	8,055
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,579
ProLogis LP, 6.13%, 12/01/16	900	1,018
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (r)	1,075	1,133
Regions Financial Corp., 5.75%, 06/15/15	1,225	1,313
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (i) (m) (r)	1,525	1,632
Royal Bank of Scotland Group Plc
2.55%, 09/18/15 (e)	2,175	2,222
9.50%, 03/16/22 (i)	700	805
Sovereign Bank, 8.75%, 05/30/18	700	836
Stadshypotek AB, 1.88%, 10/02/19 (e) (r)	4,300	4,158
Standard Chartered Plc, 3.95%, 01/11/23 (e) (r)	1,525	1,435
Swedbank Hypotek AB, 0.70%, 03/28/14 (i) (r)	1,200	1,203
Transatlantic Holdings Inc., 8.00%, 11/30/39	875	1,075
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (f) (q), BRL	1,620	414
		107,584
HEALTH CARE - 1.1%
AbbVie Inc., 1.75%, 11/06/17	4,300	4,266
Express Scripts Holding Co., 2.65%, 02/15/17	1,300	1,340
HCA Inc., 7.50%, 02/15/22 (e)	1,475	1,619
Novartis Capital Corp., 3.70%, 09/21/42 (e)	1,850	1,611
		8,836
INDUSTRIALS - 0.8%
Caterpillar Inc., 3.80%, 08/15/42	850	727
GE Capital Trust I, 6.38%, 11/15/67 (e) (i)	1,374	1,455
Penske Truck Leasing Co. LP, 2.88%, 07/17/18 (r)	2,400	2,399
Xylem Inc., 3.55%, 09/20/16	1,900	1,992
		6,573
INFORMATION TECHNOLOGY - 0.7%
Equinix Inc., 7.00%, 07/15/21	1,000	1,065
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,729
2.60%, 09/15/17	1,100	1,111
NetApp Inc., 2.00%, 12/15/17	1,575	1,551
		5,456
MATERIALS - 0.2%
Ball Corp., 5.00%, 03/15/22	725	703
Crown Americas LLC, 4.50%, 01/15/23 (r)	500	458
		1,161
TELECOMMUNICATION SERVICES - 4.3%
AT&T Inc., 2.95%, 05/15/16	3,600	3,765
Crown Castle International Corp., 5.25%, 01/15/23	1,275	1,173
Frontier Communications Corp., 8.50%, 04/15/20 (e)	1,225	1,354
MetroPCS Wireless Inc.
6.25%, 04/01/21 (e) (r)	700	703
6.63%, 04/01/23 (e) (r)	550	551

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MTS International Funding Ltd, 5.00%, 05/30/23 (r)	700	642
Santander Holdings USA Inc., 4.63%, 04/19/16	715	758
SoftBank Corp., 4.50%, 04/15/20 (r)	1,600	1,538
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	1,250	1,272
Telefonica Emisiones SAU
3.19%, 04/27/18	1,375	1,357
5.46%, 02/16/21	975	999
Verizon Communications Inc.
3.65%, 09/14/18	3,075	3,241
4.50%, 09/15/20	3,525	3,749
5.15%, 09/15/23	8,100	8,685
6.55%, 09/15/43	2,000	2,257
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.49%, 02/02/16 (e) (r)	400	423
9.13%, 04/30/18	300	347
7.75%, 02/02/21 (e) (r)	730	787
VimpelCom Holdings BV, 7.50%, 03/01/22 (r)	650	685
		34,286
UTILITIES - 1.2%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,198
Consumers Energy Co, 3.95%, 05/15/43 (e)	2,125	1,911
Florida Power & Light Co., 3.80%, 12/15/42 (e)	2,325	2,054
Ipalco Enterprises Inc., 5.00%, 05/01/18	875	908
PPL WEM Holdings Plc, 5.38%, 05/01/21 (r)	1,655	1,801
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	701
		9,573
Total Corporate Bonds and Notes (cost $240,149)		241,192

GOVERNMENT AND AGENCY OBLIGATIONS - 60.0%

GOVERNMENT SECURITIES - 30.3%
Federal Home Loan Mortgage Corp. - 1.4% (w)
Federal Home Loan Mortgage Corp.
4.38%, 01/15/14, EUR	1,900	2,599
0.88%, 03/07/18	5,100	4,984
1.25%, 10/02/19	4,100	3,920
		11,503
Federal National Mortgage Association - 1.5% (w)
Federal National Mortgage Association
0.38%, 03/16/15	800	801
1.88%, 09/18/18 (e)	6,400	6,472
6.25%, 05/15/29	2,600	3,328
6.63%, 11/15/30	900	1,203
		11,804
Municipals - 5.4%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	901
California State University, 5.00%, 11/01/37 - 11/01/42	1,120	1,162
City of New York, 5.00%, 08/01/24 - 08/01/25	2,735	3,135
Commonwealth of Massachusetts, 5.00%, 08/01/40	620	651
Contra Costa Community College District, 5.00%, 08/01/38	270	282
County of DeKalb Water & Sewerage, RB, 5.25%, 10/01/41	270	278
County of Miami-Dade Transit System, RB, 5.00%, 07/01/42	445	452
Dallas/Fort Worth International Airport, 5.00%, 11/01/44	530	523
Los Angeles Department of Water & Power, 5.00%, 07/01/43	1,010	1,044
Massachusetts Development Finance Agency, 5.00%, 07/01/43	270	284
Massachusetts School Building Authority, 5.00%, 10/15/41	355	371
Metropolitan Pier & Exposition Authority, 5.50%, 06/15/50	625	635
Metropolitan St Louis Sewer District, 5.00%, 05/01/42	420	443
New Jersey Economic Development Authority, 5.00%, 06/15/38 - 06/15/46	530	549
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/36 - 06/15/44	1,010	1,030
5.50%, 06/15/39	425	454
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 02/01/42	305	316
New York City Transitional Finance Authority, RB, 5.00%, 05/01/38	255	267
New York City Water & Sewer System, 5.00%, 06/15/44 - 06/15/47	3,215	3,317
New York State Dormitory Authority, 5.00%, 02/15/43	430	447
New York State Urban Development Corp., 5.00%, 03/15/30 - 03/15/36	2,735	2,947
North Texas Tollway Authority, 5.50%, 09/01/41	250	270
Northstar Education Finance Inc. Student Loan Asset-Backed Note
1.53%, 04/01/42 (i)	650	583
2.11%, 04/01/42 (i)	2,300	2,063
2.13%, 04/01/42 (i)	700	628
1.44%, 01/29/46 (i)	525	471
1.60%, 01/29/46 - 01/29/46 (i)	875	785
1.63%, 01/29/46 (i)	2,000	1,794
Ohio State Turnpike Commission
5.25%, 02/15/39	250	261
5.00%, 02/15/48 - 02/15/48	1,005	1,019
Pennsylvania Turnpike Commission, 5.00%, 12/01/43	255	258
Private Colleges & Universities Authority, 5.00%, 10/01/43	1,485	1,577
Sacramento Municipal Utility District, 5.00%, 08/15/41	255	262
State of California
5.00%, 09/01/27 - 04/01/43	5,365	5,662
7.95%, 03/01/36	1,290	1,494
7.63%, 03/01/40	2,390	3,125
State of Louisiana, RB, 5.00%, 05/01/45	330	340
State of Washington, 5.00%, 08/01/33 - 08/01/35	1,755	1,870
Tampa Bay Water, 5.00%, 10/01/38	535	560
University of California, 5.00%, 05/15/37	255	268
University of Washington, 5.00%, 07/01/41	280	293
		43,071
Sovereign - 7.1%
Chile Government International Bond, 3.63%, 10/30/42	950	772
Colombia Government International Bond, 4.00%, 02/26/24 (e)	1,870	1,833
Dominican Republic International Bond, 14.50%, 02/10/23 (f) (q), DOP	1,200	27
Indonesia Government International Bond
5.38%, 10/17/23 (r)	610	607
8.50%, 10/12/35	1,210	1,467
International Finance Corp., 0.88%, 06/15/18	6,900	6,700
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,000	5,941
5.50%, 12/04/23 (e)	100	119
Ivory Coast Government International Bond, 5.75%, 12/31/32	3,485	3,067

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,263
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	520
8.00%, 12/07/23, MXN	15,629	1,365
7.50%, 06/03/27, MXN	8,125	679
8.50%, 05/31/29, MXN	3,453	308
7.75%, 05/29/31 - 11/13/42 , MXN	20,121	1,640
10.00%, 11/20/36, MXN	19	2
Mexico Government International Bond, 4.75%, 03/08/44	2,670	2,416
Nigeria Government International Bond, 5.13%, 07/12/18 (r)	200	203
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19 (e) (r)	630	657
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,576
Republic of Panama, 7.13%, 01/29/26	100	122
Russia Foreign Bond, 4.88%, 09/16/23 (r)	6,000	6,135
Slovenia Government International Bond
5.50%, 10/26/22	1,640	1,525
5.50%, 10/26/22 (r)	1,140	1,060
5.85%, 05/10/23 (r)	2,250	2,138
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,562
1.75%, 10/15/18	4,900	4,906
5.98%, 04/01/36	1,250	1,512
4.63%, 09/15/60	800	758
Turkey Government International Bond
5.63%, 03/30/21	590	613
6.25%, 09/26/22	1,740	1,871
Venezuela Government International Bond
8.25%, 10/13/24	180	136
9.25%, 09/15/27 (e)	890	723
		56,223
Treasury Inflation Index Securities - 2.0%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/14 (n)	5,057	5,081
1.25%, 04/15/14 (n)	7,837	7,901
0.13%, 01/15/23 (n)	3,036	2,953
		15,935
U.S. Treasury Securities - 12.9%
U.S. Treasury Bond
3.00%, 05/15/42	7,900	6,920
3.63%, 08/15/43	8,200	8,104
U.S. Treasury Note
0.13%, 12/31/14 (o)	11,850	11,844
0.25%, 07/31/15	54,500	54,463
1.38%, 09/30/18	12,600	12,594
2.00%, 09/30/20	9,100	9,093
		103,018

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.7%

Federal Home Loan Bank - 0.2%
Federal Home Loan Bank, 3.25%, 06/09/23	2,000	2,025

Federal Home Loan Mortgage Corp. - 9.4%
Federal Home Loan Mortgage Corp.
2.52%, 01/25/23	4,700	4,458
5.00%, 03/01/26 - 06/01/41	17,166	18,513
5.50%, 04/01/28 - 02/01/39	12,057	13,042
3.00%, 03/01/32 - 03/01/43	8,124	7,927
4.00%, 08/01/36 - 12/01/41	4,492	4,703
3.12%, 01/01/37 (i)	649	686
6.50%, 01/01/38 - 12/01/38	1,880	2,099
4.50%, 11/01/40 - 03/01/41	86	91
3.00%, 10/15/43, TBA (g)	2,000	1,947
REMIC, 1,156.50%, 06/15/21 (q)	—	—
REMIC, 2.78%, 09/25/22	1,795	1,836
REMIC, 2.64%, 01/25/23	7,500	7,137
REMIC, 3.25%, 04/25/23 (i)	12,300	12,255
		74,694
Federal National Mortgage Association - 15.0%
Federal National Mortgage Association
2.80%, 03/01/18	2,473	2,587
5.00%, 03/01/18 - 10/01/41	6,406	6,940
3.74%, 05/01/18	1,452	1,566
3.84%, 05/01/18	1,790	1,940
4.50%, 05/01/18 - 10/01/41	7,531	8,065
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	4,854
3.42%, 10/01/20	1,153	1,206
3.63%, 12/01/20	866	915
4.38%, 06/01/21	3,557	3,889
3.83%, 07/01/21	1,600	1,691
5.50%, 09/01/23 - 11/01/39	6,353	6,825
8.00%, 08/01/29 - 01/01/31	51	59
6.00%, 03/01/32 - 05/01/41	598	659
7.00%, 07/01/32	5	5
2.14%, 11/01/35 (i)	45	47
2.39%, 05/01/36 (i)	330	350
2.57%, 05/01/36 (i)	322	342
2.60%, 08/01/36 (i)	309	328
4.00%, 08/01/36 - 02/01/42	3,178	3,332
2.45%, 09/01/36 (i)	313	330
3.00%, 08/01/42 - 07/01/43	27,679	27,093
2.50%, 01/01/43	2,982	2,774
3.00%, 10/15/43, TBA (g)	14,000	13,683
4.00%, 10/15/43, TBA (g)	11,000	11,535
5.50%, 10/15/43, TBA (g)	1,000	1,090
6.00%, 10/15/43, TBA (g)	12,000	13,125
REMIC, 10.40%, 04/25/19	—	—
REMIC, 5.82%, 05/25/40 (i) (q)	2,085	288
REMIC, 5.00%, 06/25/41 - 10/25/41	3,075	3,342
REMIC, Interest Only, 6.50%, 10/25/35, TBA (g) (i) (q)	1,026	150
REMIC, Interest Only, 4.82%, 11/25/40 (i) (q)	3,951	563
REMIC, Interest Only, 5.82%, 11/25/40 (i) (q)	2,091	255
REMIC, Interest Only, 6.00%, 11/25/40 (q)	733	104
		119,933
Government National Mortgage Association - 5.1%
Government National Mortgage Association
5.00%, 05/04/18, TBA (g)	7,000	7,604
3.95%, 07/15/25	876	917
6.00%, 06/15/34 - 11/15/38	130	145
5.00%, 06/15/40	140	155
2.50%, 12/15/42 - 08/20/43	23,821	22,198
4.00%, 10/15/43 - 10/15/43 , TBA (g)	8,000	8,448
4.50%, 10/15/43, TBA (g)	1,000	1,077
		40,544
Total Government and Agency Obligations (cost $477,208)		478,750

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (q)	491	—
Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 12.2%

Investment Companies - 6.4%
JNL Money Market Fund, 0.01% (a) (h)	50,834	50,834

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	46,763	46,763
Total Short Term Investments (cost $97,597)		97,597
Total Investments - 111.3% (cost $889,964)		888,250
Total Forward Sales Commitments - (4.9%) (proceeds $38,007)		(38,652)
Other Assets and Liabilities, Net - (6.4%)		(51,341)
Total Net Assets - 100.0%		$798,257

FORWARD SALES COMMITMENTS - 4.9%

GOVERNMENT AND AGENCY OBLIGATIONS - 4.9%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.9%
Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp.
5.00%, 10/15/43, TBA (g)	$4,000	$4,312
5.50%, 10/15/43, TBA (g)	7,000	7,585
		11,897
Federal National Mortgage Association - 0.8%
Federal National Mortgage Association
2.50%, 10/15/43, TBA (g)	1,000	930
4.50%, 10/15/43, TBA (g)	3,000	3,204
5.00%, 10/15/43, TBA (g)	2,000	2,169
		6,303
Government National Mortgage Association - 2.6%
Government National Mortgage Association, 2.50%, 10/15/43, TBA (g)	22,000	20,452
Total Forward Sales Commitments - 4.9% (proceeds $38,007)		$38,652

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 34.7%

CONSUMER DISCRETIONARY - 1.5%
Automotores Gildemeister SA
8.25%, 05/24/21	$670	$573
6.75%, 01/15/23	1,360	1,054
Golden Eagle Retail Group Ltd.
4.63%, 05/21/23 (r)	400	351
4.63%, 05/21/23	482	422
Grupo Televisa SAB, 7.25%, 05/14/43, MXN	45,770	2,951
Metalsa SA de CV, 4.90%, 04/24/23 (r)	1,840	1,674
Myriad International Holdings BV, 6.00%, 07/18/20 (r)	1,450	1,522
New Cotai LLC, 10.63%, 05/01/19 (r)	250	250
Ottawa Holdings Pte Ltd., 5.88%, 05/16/18 (r)	725	569
Peermont Global Pty Ltd., 7.75%, 04/30/14, EUR	970	1,296
Studio City Finance Ltd.
8.50%, 12/01/20	250	274
8.50%, 12/01/20 (r)	890	977
		11,913
CONSUMER STAPLES - 2.1%
Ajecorp BV
6.50%, 05/14/22 (e)	1,100	1,070
6.50%, 05/14/22 (r)	1,080	1,050
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (e) (r)	1,270	1,038
Arcos Dorados BV, 7.50%, 10/01/19	2,229	2,385
Bright Food Hong Kong Ltd., 3.00%, 05/21/18	500	477
Central American Bottling Corp.
6.75%, 02/09/22 (e)	1,510	1,525
6.75%, 02/09/22 (r)	70	71
Coca-Cola Icecek A/S, 4.75%, 10/01/18 (r)	960	956
Corp. Lindley SA, 6.75%, 11/23/21	1,885	1,979
Embotelladora Andina SA, 5.00%, 10/01/23 (r)	1,320	1,323
Hypermarcas SA, 6.50%, 04/20/21	730	739
Marfrig Holding Europe BV
9.88%, 07/24/17	220	216
11.25%, 09/20/21 (r)	600	592
MHP SA, 8.25%, 04/02/20 (r)	530	422
Raizen Fuels Finance Ltd., 9.50%, 08/15/14	2,250	2,392
USJ Acucar e Alcool SA, 9.88%, 11/09/19 (e) (r)	750	730
		16,965
ENERGY - 5.6%
Berau Capital Resources Pte Ltd., 12.50%, 07/08/15	900	940
China Oil & Gas Group Ltd., 5.25%, 04/25/18 (r)	633	603
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (r)	2,290	2,310
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	418	376
Dolphin Energy Ltd., 5.50%, 12/15/21	5,740	6,292
Ecopetrol SA
4.25%, 09/18/18	250	257
7.63%, 07/23/19	1,150	1,360
5.88%, 09/18/23	1,430	1,487
EDC Finance Ltd., 4.88%, 04/17/20 (r)	1,490	1,423
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22	1,740	1,601
Gazprom OAO Via Gaz Capital SA
6.00%, 01/23/21	1,600	1,674
6.51%, 03/07/22	880	942
7.29%, 08/16/37 (e)	470	506
Lukoil International Finance BV
6.36%, 06/07/17	520	581
7.25%, 11/05/19	900	1,023
6.13%, 11/09/20	200	213
4.56%, 04/24/23 (r)	360	335
4.56%, 04/24/23	620	577
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (e) (r)	2,100	1,882
Petroleos de Venezuela SA, 5.25%, 04/12/17	1,630	1,302
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	42,330	3,383
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21	3,192	3,397
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 03/07/18	2,550	2,703
Reliance Holdings USA Inc., 5.40%, 02/14/22	1,626	1,629
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (r)	4,480	4,133
Talent Yield Investments Ltd., 4.50%, 04/25/22	670	667
TNK-BP Finance SA
6.63%, 03/20/17	260	285
7.88%, 03/13/18	370	426
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	2,640	2,647
		44,954

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
FINANCIALS - 16.4%
ADCB Finance Cayman Ltd., 4.50%, 03/06/23 (e)	2,140	2,022
Alliance Bank JSC, 10.50%, 03/25/17	490	269
Banco Continental SAECA, 8.88%, 10/15/17	730	774
Banco de Bogota SA, 5.00%, 01/15/17	330	341
Banco de Costa Rica, 5.25%, 08/12/18 (e) (r)	570	577
Banco de Credito del Peru
4.25%, 04/01/23 (e) (r)	2,542	2,257
6.13%, 04/24/27 (i) (r)	1,130	1,105
Banco de Credito e Inversiones, 3.00%, 09/13/17	4,300	4,270
Banco do Estado do Rio Grande do Sul SA
7.38%, 02/02/22	360	356
7.38%, 02/02/22 (r)	2,130	2,106
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	4,750	1,986
Bancolombia SA, 5.95%, 06/03/21	4,050	4,111
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,823
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	7,799
BBVA Banco Continental SA, 3.25%, 04/08/18 (r)	1,300	1,271
Champion MTN Ltd., 3.75%, 01/17/23	2,530	2,172
China Merchants Finance Co. Ltd., 5.00%, 05/04/22	710	709
Chinatrust Commercial Bank Hong Kong, 5.63%, (callable at 100 beginning 03/17/15) (i) (m)	1,170	1,176
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,087
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (i) (r), COP	4,514,000	2,930
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	10,289,000	7,003
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	6,305
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 10.00%, 07/23/30, Moody’s rating N/A) (r), NGN	276,000	1,325
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 15.10%, 05/01/17, Moody’s rating N/A) (i) (r), NGN	105,000	683
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 07/03/19, Moody’s rating N/A) (r), NGN	115,000	788
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22	1,520	1,471
Country Garden Holdings Co. Ltd., 11.13%, 02/23/18	790	881
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/06/14, Moody’s rating N/A) (j) (r), NGN	502,000	2,986
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 03/06/14, Moody’s rating N/A) (j) (r), NGN	90,000	530
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 03/20/14, Moody’s rating N/A) (j) (r), NGN	90,000	527
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	1,984
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,341
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3), IDR	13,600,000	1,112
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3), IDR	84,000,000	7,264
Dubai Holding Commercial Operations Ltd., 6.00%, 02/01/17, GBP	750	1,223
Evergrande Real Estate Group Ltd., 13.00%, 01/27/15 (e)	518	555
Franshion Development Ltd., 6.75%, 04/15/21	882	884
General Electric Capital Corp., 8.50%, 04/06/18, MXN	65,000	5,681
Greentown China Holdings Ltd., 8.50%, 02/04/18	402	415
Hero Asia Investment Ltd., 5.25%, (callable at 100 beginning 12/07/15) (m)	1,577	1,593
HSBC Bank Plc Credit Linked Note (Federal Republic of Nigeria, 16.00%, 06/29/2019, Moody’s rating N/A) (r), NGN	292,000	2,000
HSBC Credit Linked Note (Federal Republic of Nigeria, 7.00%, 10/23/19, Moody’s rating N/A) (r), NGN	97,580	450
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Brazil, 10.00%, 01/01/18, Moody’s rating N/A), BRL	10,720	4,731
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 06/29/19, Moody’s rating N/A) (r), NGN	399,700	2,738
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.00%, 07/18/17, Moody’s rating Baa3) (r), IDR	65,000,000	6,061
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.75%, 05/17/16, Moody’s rating Baa3) (r), IDR	86,000,000	8,019
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody’s rating Baa3) (r), IDR	20,000,000	2,066
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/17/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,855
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	3,161
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 07/17/33, Moody’s rating Baa3) (r), IDR	2,800,000	192
National Savings Bank, 8.88%, 09/18/18 (r)	360	371
Peru Enhanced Pass-Through Finance Ltd.
0.00%,05/31/18 (j)	549	506
0.00%,06/02/25 (f) (j) (q)	1,007	656
Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/22 (r)	1,570	1,645
Schahin II Finance Co SPV Ltd., 5.88%, 09/25/22 (e)	719	686
Sibur Securities Ltd., 3.91%, 01/31/18 (r)	1,680	1,596
Soho China Ltd., 7.13%, 03/11/18 (e)	600	568
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (e)	2,480	2,511
Tenedora Nemak SA de CV, 5.50%, 02/28/23 (e) (r)	570	539
Theta Capital Pte Ltd., 7.00%, 05/16/19	895	882
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (e) (r)	4,520	4,204
Uralkali OJSC, 3.72%, 04/30/18 (e) (r)	1,330	1,264

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Wharf Finance Ltd., 4.63%, 02/08/17 (e)	960	1,017
		132,410
HEALTH CARE - 0.1%
CFR International SpA
5.13%, 12/06/22	380	349
5.13%, 12/06/22 (r)	270	248
		597
INDUSTRIALS - 2.1%
BC Luxco 1 SA, 7.38%, 01/29/20 (e)	1,170	1,111
Global A&T Electronics Ltd., 10.00%, 02/01/19 (e) (r)	1,075	914
Grupo KUO SAB De CV, 6.25%, 12/04/22 (r)	660	634
Hainan Airlines Hong Kong Co. Ltd., 3.63%, 02/07/20 (e)	1,178	1,129
Metropolitan Light International Ltd., 5.25%, 01/17/18	1,260	1,247
Offshore Drilling Holding SA, 8.38%, 09/20/20 (r)	1,840	1,868
Sparkle Assets Ltd., 6.88%, 01/30/20	671	628
Transnet SOC Ltd.
10.80%, 03/15/18, ZAR	7,000	799
10.50%, 09/17/20, ZAR	17,000	1,881
8.90%, 11/14/27, ZAR	57,000	5,633
10.00%, 03/30/29, ZAR	16,500	1,503
		17,347
INFORMATION TECHNOLOGY - 0.1%
Rolta LLC, 10.75%, 05/16/18 (r)	625	581

MATERIALS - 1.1%
Cemex Finance LLC, 9.38%, 10/12/22 (r)	1,700	1,862
Cemex SAB de CV
6.50%, 12/10/19 (e) (r)	680	670
7.25%, 01/15/21 (r)	450	451
Ferrexpo Finance Plc, 7.88%, 04/07/16	320	290
Fosun International Ltd., 7.50%, 05/12/16	335	345
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	250	258
Metinvest BV, 8.75%, 02/14/18 (e)	940	813
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18 (r)	230	226
4.20%, 02/13/18 (e)	970	953
Sociedad Quimica y Minera de Chile SA, 3.63%, 04/03/23 (r)	470	405
Vedanta Resources Plc, 7.13%, 05/31/23 (e) (r)	2,550	2,371
Yingde Gases Investment Ltd., 8.13%, 04/22/18 (e) (r)	540	537
		9,181
TELECOMMUNICATION SERVICES - 2.6%
Altice Financing SA, 7.88%, 12/15/19	960	1,013
Altice Finco SA, 9.88%, 12/15/20	430	463
America Movil SAB de CV
6.45%, 12/05/22 (e), MXN	27,320	1,954
8.46%, 12/18/36, MXN	37,600	2,798
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23 (r)	1,430	1,280
Digicel Group Ltd., 8.25%, 09/30/20 (e)	3,260	3,374
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23 (r), COP	2,208,000	985
Indosat Palapa Co. BV, 7.38%, 07/29/20	184	192
Millicom International Cellular SA, 4.75%, 05/22/20 (r)	1,110	1,032
MTS International Funding Ltd., 8.63%, 06/22/20	1,790	2,092
PCCW Capital No 4 Ltd., 5.75%, 04/17/22	750	762
TBG Global Pte Ltd.
4.63%, 04/03/18 (e) (r)	325	307
4.63%, 04/03/18	241	228
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	800	792
VimpelCom Holdings BV, 7.50%, 03/01/22 (e)	4,000	4,215
		21,487
UTILITIES - 3.1%
AES Gener SA, 5.25%, 08/15/21	2,520	2,509
Cheung Kong Infrastructure Holdings Ltd., 7.00%, (callable at 100 beginning 02/27/14) (m)	925	938
China Resources Gas Group Ltd., 4.50%, 04/05/22	700	694
E.CL SA, 5.63%, 01/15/21	1,980	2,023
Empresa de Energia de Bogota SA, 6.13%, 11/10/21 (e) (r)	2,820	2,884
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	930	1,072
8.38%, 02/01/21, COP	258,000	141
Energy Development Corp., 6.50%, 01/20/21	2,000	2,075
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	830	857
7.25%, 01/15/19 (e)	1,500	1,641
7.75%, 12/15/27	250	269
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32 (q)	830	747
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	6,670	6,881
SPI Australia Assets Pty Ltd., 3.55%, 04/09/23	2,340	2,143
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 03/27/20	571	538
		25,412
Total Corporate Bonds and Notes (cost $309,588)		280,847

GOVERNMENT AND AGENCY OBLIGATIONS - 62.7%

GOVERNMENT SECURITIES - 62.7%
Sovereign - 46.6%
AHML Finance Ltd., 7.75%, 02/13/18 (r), RUB	165,700	4,973
Bank of Thailand, 2.95%, 01/14/16, THB	71,560	2,285
Bonos del Banco Central de Chile, 6.00%, 02/01/21, CLP	610,000	1,281
Bonos del Banco Central de Chile en Pesos, 6.00%, 03/01/22, CLP	85,000	178
Bonos Tesoreria Pesos, 6.00%, 05/01/18, CLP	335,000	706
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/14 (j), BRL	13,234	5,834
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (e) (r)	1,120	1,078
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/14 - 01/01/23, BRL	47,702	20,415
Chile Government International Bond, 6.00%, 01/01/18, CLP	595,000	1,214
Colombia Government International Bond
4.38%, 05/01/18, COP	324,000	153
9.85%, 06/28/27, COP	1,695,000	1,161
Colombia TES
8.00%, 10/28/15, COP	8,015,200	4,451
7.00%, 05/04/22, COP	33,111,000	17,454
7.50%, 08/26/26, COP	2,220,400	1,161
6.00%, 04/28/28, COP	16,174,300	7,504
Costa Rica Government International Bond, 5.63%, 04/30/43 (r)	520	444
Dominican Republic International Bond
14.00%, 10/18/19 (f) (q), DOP	24,730	588
16.95%, 02/04/22, DOP	155,900	4,334
14.50%, 02/10/23 (f), DOP	16,200	367

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
14.50%, 02/10/23 (f) (q), DOP	56,000	1,269
18.50%, 02/04/28 (f) (q), DOP	149,800	3,961
18.50%, 02/04/28 (f), DOP	5,000	132
Eurasian Development Bank, 5.00%, 09/26/20 (r)	330	326
Honduras Government International Bond, 7.50%, 03/15/24	370	312
Hungary Government Bond
8.00%, 02/12/15, HUF	2,595,040	12,438
7.75%, 08/24/15, HUF	1,539,100	7,454
6.75%, 02/24/17, HUF	628,270	3,034
Indonesia Government Bond
7.38%, 09/15/16, IDR	59,070,000	5,064
15.00%, 07/15/18, IDR	18,617,000	2,041
Indonesia Government International Bond, 5.38%, 10/17/23 (e) (r)	1,860	1,851
Ivory Coast Government International Bond, 5.75%, 12/31/32	4,235	3,727
Malaysia Government Bond
5.09%, 04/30/14, MYR	16,630	5,166
3.31%, 10/31/17, MYR	7,640	2,326
3.49%, 03/31/20, MYR	3,980	1,205
Mexico Bonos
6.25%, 06/16/16, MXN	33,920	2,728
7.25%, 12/15/16, MXN	9,005	747
5.00%, 06/15/17, MXN	16,407	1,275
6.50%, 06/10/21 - 06/09/22 , MXN	21,649	1,725
8.00%, 12/07/23, MXN	2,998	262
7.50%, 06/03/27, MXN	85,070	7,112
8.50%, 05/31/29 - 11/18/38 , MXN	53,432	4,733
7.75%, 05/29/31 - 11/13/42 , MXN	58,481	4,805
10.00%, 11/20/36, MXN	76,450	7,693
Nigeria Government International Bond, 6.38%, 07/12/23	2,950	3,009
Peru Government International Bond
7.84%, 08/12/20, PEN	24,299	10,100
8.20%, 08/12/26, PEN	506	221
6.95%, 08/12/31, PEN	4,259	1,626
6.90%, 08/12/37, PEN	858	321
6.85%, 02/12/42, PEN	493	182
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19 (e) (r)	3,270	3,409
Philippine Government Bond, 4.95%, 01/15/21, PHP	106,000	2,623
Philippine Government International Bond, 6.25%, 01/14/36, PHP	52,000	1,344
Poland Government Bond
2.50%, 07/25/18, PLN	15,770	4,749
5.75%, 10/25/21 - 09/23/22 , PLN	50,837	17,802
Republic of Costa Rica
11.13%, 04/30/18 (f) (q), CRC	1,030,300	2,333
9.20%, 03/27/19 (f) (q), CRC	515,100	1,101
Republic of Paraguay, 4.63%, 01/25/23 (r)	2,010	1,824
Romania Government Bond, 5.90%, 07/26/17, RON	12,310	3,924
Russia Foreign Bond
3.50%, 01/16/19 (r)	4,400	4,433
4.88%, 09/16/23 (r)	2,000	2,045
Russia Government Bond
7.35%, 01/20/16, RUB	117,900	3,716
6.20%, 01/31/18, RUB	422,610	12,808
7.50%, 03/15/18 - 02/27/19 , RUB	184,700	5,878
7.60%, 07/20/22, RUB	149,460	4,740
8.15%, 02/03/27, RUB	195,130	6,305
7.05%, 01/19/28, RUB	5,180	151
Slovenia Government International Bond
5.50%, 10/26/22	1,770	1,646
5.50%, 10/26/22 (r)	1,630	1,516
5.85%, 05/10/23 (r)	1,480	1,406
South Africa Government Bond
8.00%, 12/21/18, ZAR	53,680	5,576
7.25%, 01/15/20, ZAR	18,400	1,830
7.75%, 02/28/23, ZAR	17,960	1,799
10.50%, 12/21/26, ZAR	12,525	1,501
7.00%, 02/28/31, ZAR	31,910	2,731
6.50%, 02/28/41, ZAR	18,300	1,372
South Africa Government International Bond, 5.88%, 09/16/25	1,310	1,377
Thailand Government Bond
5.25%, 05/12/14, THB	102,800	3,338
3.63%, 05/22/15 - 06/16/23 , THB	451,578	14,581
3.13%, 12/11/15, THB	200,460	6,428
3.25%, 06/16/17, THB	90,800	2,902
3.58%, 05/02/18, THB	131,500	3,874
3.88%, 06/13/19, THB	80,420	2,613
3.65%, 12/17/21, THB	152,180	4,816
3.78%, 06/25/32, THB	20,200	595
Turkey Government Bond
6.50%, 01/07/15, TRY	29,670	14,357
5.00%, 05/13/15, TRY	4,255	1,991
9.00%, 01/27/16 - 03/08/17 , TRY	21,200	10,600
6.30%, 02/14/18, TRY	23,810	10,714
8.30%, 06/20/18, TRY	7,320	3,528
9.50%, 01/12/22, TRY	16,440	8,342
8.50%, 09/14/22, TRY	9,350	4,480
7.10%, 03/08/23, TRY	18,580	8,094
Turkey Government International Bond
6.25%, 09/26/22	1,130	1,215
6.00%, 01/14/41	220	212
Ukraine Government International Bond, 8.38%, 11/03/17	1,250	1,044
Venezuela Government International Bond
9.00%, 05/07/23	230	187
9.25%, 05/07/28	220	173
11.95%, 08/05/31	230	212
		376,661
Treasury Inflation Index Securities - 6.4%
Banco Central de Chile en Unidados de Fomento Inflation Indexed Bond, 3.00%, 03/01/22 (s), CLP	387,728	815
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/17 - 08/15/50 (s), BRL	24,640	26,395
Brazil Notas do Tesouro Nacional Inflation Indexed Note - Series B, 6.00%, 08/15/16 (s), BRL	2,730	2,943
Colombia TES Inflation Indexed Bond, 4.75%, 02/23/23 (s), COP	1,440,156	794
Poland Government Treasury Inflation Indexed Bond
3.00%, 08/24/16 (n), PLN	35,622	11,956
2.75%, 08/25/23 (n), PLN	13,471	4,525
Tesoreria General de la Republica Inflation Indexed Note, 3.00%, 01/01/15 (s), CLP	950,349	1,913
Thailand Government Inflation Indexed Bond, 1.20%, 06/15/18 (s), THB	36,700	1,149
Turkey Government Inflation Indexed Bond, 3.00%, 02/23/22 (n), TRY	2,367	1,160
		51,650
U.S. Treasury Securities - 9.7%
U.S. Treasury Bond, 3.63%, 08/15/43	9,700	9,586
U.S. Treasury Note
1.38%, 07/31/18 - 09/30/18	26,400	26,409
1.50%, 08/31/18 (e)	10,500	10,572
1.38%, 05/31/20 (o)	8,400	8,108

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.13%, 08/31/20	10,500	10,594
2.00%, 09/30/20	13,500	13,490
		78,759
Total Government and Agency Obligations (cost $529,456)		507,070

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.3%
Brazil Loan Trust 1, 5.48%, 07/24/23 (r)	2,130	2,162
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,206)		2,162

OTHER EQUITY INTERESTS - 0.1%
Wind Acquisition Finance SA, 11.75%, 07/15/17 (e) (r) (u)	460	489
Total Other Equity Interests (cost $474)		489

COMMON STOCKS - 0.0%
New Cotai LLC (c) (f)	—	24
Total Common Stocks (cost $0)		24

SHORT TERM INVESTMENTS - 7.1%

Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	48,702	48,702

Treasury Securities - 1.1%
Mexico Cetes, 0.29%, 10/24/13, MXN	118,000	8,992
Total Short Term Investments (cost $58,034)		57,694
Total Investments - 104.9% (cost $899,758)		848,286
Other Assets and Liabilities, Net - (4.9%)		(39,397)
Total Net Assets - 100.0%		$808,889

JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 98.8%

CONSUMER DISCRETIONARY - 11.5%
Advance Auto Parts Inc.	2	$131
American Axle & Manufacturing Holdings Inc. (c)	14	275
Carter’s Inc.	3	254
Cinemark Holdings Inc.	8	245
Delphi Automotive Plc	188	10,964
Expedia Inc.	96	4,947
Fossil Group Inc. (c)	3	377
Gannett Co. Inc.	16	438
GNC Holdings Inc. - Class A	6	334
Jarden Corp. (c)	8	401
Lennar Corp. - Class A (e)	189	6,697
Liberty Interactive Corp. - Interactive Class A (c)	653	15,333
Liberty Media Corp. - Class A (c)	77	11,305
Macy’s Inc.	128	5,538
Meritage Homes Corp. (c)	4	157
MGM Resorts International (c)	580	11,863
Mohawk Industries Inc. (c)	6	770
PVH Corp.	66	7,861
Scripps Networks Interactive Inc.	68	5,275
Signet Jewelers Ltd.	2	127
Sinclair Broadcast Group Inc. - Class A	2	82
Starwood Hotels & Resorts Worldwide Inc.	197	13,113
Toll Brothers Inc. (c)	293	9,490
TRW Automotive Holdings Corp. (c)	97	6,948
Visteon Corp. (c)	5	354
Wendy’s Co.	8	65
Whirlpool Corp.	69	10,120
		123,464
CONSUMER STAPLES - 3.6%
Constellation Brands Inc. - Class A (c)	167	9,565
Hain Celestial Group Inc. (c)	4	294
Ingredion Inc.	132	8,765
Monster Beverage Corp. (c)	130	6,774
Safeway Inc. (e)	157	5,029
Spectrum Brands Holdings Inc.	9	598
Tyson Foods Inc. - Class A	251	7,089
		38,114
ENERGY - 9.1%
Cameron International Corp. (c)	172	10,039
Chesapeake Energy Corp. (e)	777	20,108
Cimarex Energy Co.	159	15,297
Concho Resources Inc. (c)	78	8,488
Dresser-Rand Group Inc. (c)	5	295
Dril-Quip Inc. (c)	5	530
Forum Energy Technologies Inc. (c)	20	553
Kodiak Oil & Gas Corp. (c)	13	162
Laredo Petroleum Holdings Inc. (c)	25	738
Oil States International Inc. (c)	102	10,562
Pioneer Natural Resources Co.	82	15,547
Range Resources Corp.	95	7,241
Rex Energy Corp. (c)	34	753
SM Energy Co.	9	668
Tesoro Corp.	150	6,591
		97,572
FINANCIALS - 28.9%
Alexandria Real Estate Equities Inc.	108	6,889
Allied World Assurance Co. Holdings Ltd.	6	574
American Campus Communities Inc.	8	282
American Equity Investment Life Holding Co.	32	688
Ares Capital Corp.	17	286
Aspen Insurance Holdings Ltd.	7	239
AvalonBay Communities Inc.	123	15,660
BancorpSouth Inc.	16	316
Bank of the Ozarks Inc.	11	527
BOK Financial Corp.	6	410
Camden Property Trust	93	5,712
CBL & Associates Properties Inc.	17	327
CIT Group Inc. (c)	204	9,956
CNO Financial Group Inc.	22	321
Cullen/Frost Bankers Inc. (e)	5	384
DDR Corp. (e)	365	5,739
Digital Realty Trust Inc. (e)	151	7,996
DuPont Fabros Technology Inc. (e)	18	453
E*TRADE Financial Corp. (c)	26	423
East West Bancorp Inc.	17	544
Eaton Vance Corp. (e)	7	290
Endurance Specialty Holdings Ltd.	4	230
Everest Re Group Ltd.	91	13,283
Extra Space Storage Inc.	8	374
First Cash Financial Services Inc. (c)	3	199
First Financial Bankshares Inc. (e)	3	174
First Republic Bank	163	7,620
Genworth Financial Inc. - Class A (c)	740	9,464
Glacier Bancorp Inc.	15	369
Hartford Financial Services Group Inc.	285	8,854
Highwoods Properties Inc.	15	515
Home Loan Servicing Solutions Ltd.	13	293
Huntington Bancshares Inc.	1,233	10,183

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ING US Inc.	384	11,205
Invesco Ltd.	498	15,894
Kennedy-Wilson Holdings Inc.	18	331
Lincoln National Corp.	290	12,181
LTC Properties Inc.	7	271
M&T Bank Corp. (e)	164	18,381
Maiden Holdings Ltd.	10	115
Markel Corp. (c)	12	6,183
MarketAxess Holdings Inc.	3	189
MFA Financial Inc.	747	5,569
NASDAQ OMX Group Inc.	348	11,169
National Retail Properties Inc. (e)	8	253
Ocwen Financial Corp. (c)	11	608
PacWest Bancorp (e)	9	323
Pebblebrook Hotel Trust	18	530
Post Properties Inc.	8	365
Principal Financial Group Inc.	411	17,587
PrivateBancorp Inc.	17	362
ProAssurance Corp.	10	457
Prosperity Bancshares Inc. (e)	6	343
PS Business Parks Inc.	6	432
Radian Group Inc.	30	416
Raymond James Financial Inc.	239	9,979
Signature Bank (c)	70	6,407
SLM Corp.	487	12,136
Solar Capital Ltd.	7	165
Starwood Property Trust Inc.	399	9,558
Sterling Financial Corp.	11	321
Stifel Financial Corp. (c)	11	472
Strategic Hotels & Resorts Inc. (c)	39	334
Tanger Factory Outlet Centers Inc.	221	7,225
Taubman Centers Inc.	87	5,837
Texas Capital Bancshares Inc. (c)	10	478
Two Harbors Investment Corp.	717	6,961
UMB Financial Corp.	7	354
ViewPoint Financial Group	13	267
Walter Investment Management Corp. (c)	6	245
Webster Financial Corp.	15	393
Weingarten Realty Investors	14	401
Willis Group Holdings Plc	236	10,218
WR Berkley Corp.	184	7,897
XL Group Plc	301	9,289
Zions Bancorp	248	6,805
		308,480
HEALTH CARE - 9.5%
Aetna Inc.	158	10,125
Agilent Technologies Inc.	302	15,498
Allscripts-Misys Healthcare Solutions Inc. (c)	19	289
Cardinal Health Inc.	336	17,527
CareFusion Corp. (c)	300	11,071
CR Bard Inc.	85	9,821
Envision Healthcare Holdings Inc. (c)	89	2,318
Hill-Rom Holdings Inc.	4	157
Hologic Inc. (c)	18	362
Humana Inc.	164	15,316
ICON Plc (c)	6	237
Infinity Pharmaceuticals Inc. (c)	8	144
Mallinckrodt Plc (c)	6	249
Mylan Inc. (c)	233	8,902
Myriad Genetics Inc. (c) (e)	14	327
PerkinElmer Inc.	15	584
Teleflex Inc.	2	181
Tenet Healthcare Corp. (c)	218	8,993
		102,101
INDUSTRIALS - 10.5%
Actuant Corp. - Class A	10	381
Belden Inc.	5	347
Carlisle Cos. Inc.	165	11,627
Crane Co.	7	443
Esterline Technologies Corp. (c)	5	422
Flowserve Corp.	92	5,742
Graco Inc.	6	479
Jacobs Engineering Group Inc. (c)	13	779
Kennametal Inc.	10	450
Landstar System Inc.	4	226
Moog Inc. - Class A (c)	4	220
Navistar International Corp. (c)	7	262
Owens Corning Inc. (c)	127	4,838
Pall Corp.	5	398
Parker Hannifin Corp.	121	13,104
Quanta Services Inc. (c)	13	356
Regal-Beloit Corp.	6	391
Robert Half International Inc.	7	276
Sensata Technologies Holding NV (c)	8	300
SPX Corp.	4	367
Stanley Black & Decker Inc.	132	11,920
Teledyne Technologies Inc. (c)	4	306
Terex Corp. (c)	239	8,026
Textron Inc.	358	9,875
Timken Co.	197	11,902
Triumph Group Inc.	133	9,305
Tyco International Ltd.	284	9,931
Waste Connections Inc.	196	8,882
Watsco Inc.	2	230
WESCO International Inc. (c) (e)	7	504
		112,289
INFORMATION TECHNOLOGY - 12.4%
Akamai Technologies Inc. (c)	128	6,599
Altera Corp.	421	15,637
Anixter International Inc. (c)	7	609
Applied Materials Inc.	457	8,012
Citrix Systems Inc. (c)	74	5,242
Computer Sciences Corp.	133	6,869
DST Systems Inc.	4	302
Fairchild Semiconductor International Inc. (c)	23	321
Fidelity National Information Services Inc.	214	9,940
Global Payments Inc.	6	325
IAC/InterActiveCorp.	5	260
Ingram Micro Inc. - Class A (c)	16	376
JDS Uniphase Corp. (c)	19	275
Juniper Networks Inc. (c)	665	13,198
KLA-Tencor Corp.	71	4,308
Lam Research Corp. (c)	261	13,347
Maxim Integrated Products Inc.	174	5,190
NetApp Inc.	260	11,069
Nvidia Corp.	389	6,059
Polycom Inc. (c)	750	8,187
PTC Inc. (c)	299	8,508
Semtech Corp. (c)	13	383
Silicon Laboratories Inc. (c)	4	168
SS&C Technologies Holdings Inc. (c)	10	397
Synopsys Inc. (c)	13	505
Teradata Corp. (c)	95	5,293
Teradyne Inc. (c)	21	352
Verint Systems Inc. (c)	8	314
Vishay Intertechnology Inc. (c)	17	219
		132,264
MATERIALS - 5.2%
Ashland Inc.	70	6,473
Berry Plastics Group Inc. (c)	6	118
Carpenter Technology Corp.	130	7,527
Celanese Corp. - Class A	244	12,891

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cliffs Natural Resources Inc. (e)	4	86
Huntsman Corp.	21	435
International Paper Co.	115	5,154
KapStone Paper and Packaging Corp.	7	309
Methanex Corp.	12	631
Packaging Corp. of America	141	8,061
PolyOne Corp.	25	778
Reliance Steel & Aluminum Co.	142	10,375
Sealed Air Corp.	63	1,709
Steel Dynamics Inc.	12	201
Westlake Chemical Corp.	2	250
WR Grace & Co. (c)	4	332
		55,330
UTILITIES - 8.1%
Allete Inc.	5	265
Calpine Corp. (c)	440	8,553
Cleco Corp.	10	429
Edison International	284	13,066
El Paso Electric Co.	8	253
IDACORP Inc.	8	383
NiSource Inc.	302	9,336
NorthWestern Corp.	4	191
NRG Energy Inc.	18	479
OGE Energy Corp.	217	7,845
PPL Corp.	350	10,633
Questar Corp.	23	506
SCANA Corp.	156	7,178
Sempra Energy	141	12,032
Southwest Gas Corp.	12	589
UNS Energy Corp.	7	313
Vectren Corp.	10	339
Westar Energy Inc. (e)	15	448
Xcel Energy Inc.	489	13,505
		86,343
Total Common Stocks (cost $933,038)		1,055,957

SHORT TERM INVESTMENTS - 3.2%

Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	11,311	11,311

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	22,238	22,238
Total Short Term Investments (cost $33,549)		33,549
Total Investments - 102.0% (cost $966,587)		1,089,506
Other Assets and Liabilities, Net - (2.0%)		(21,036)
Total Net Assets - 100.0%		$1,068,470

JNL/Goldman Sachs U.S. Equity Flex Fund

COMMON STOCKS - 125.0%

CONSUMER DISCRETIONARY - 15.5%
CBS Corp. - Class B	39	$2,135
Coach Inc.	26	1,428
DIRECTV (c)	14	827
Fossil Group Inc. (c)	12	1,432
L Brands Inc. (o)	52	3,148
Liberty Global Plc - Class A (c) (o)	42	3,314
Lowe’s Cos. Inc. (o)	42	2,020
MGM Resorts International (c) (o)	75	1,532
PVH Corp. (o)	11	1,257
Starwood Hotels & Resorts Worldwide Inc.	32	2,121
Time Warner Cable Inc. (o)	11	1,193
Toll Brothers Inc. (c) (o)	86	2,779
Viacom Inc. - Class B	22	1,843
Yum! Brands Inc.	29	2,070
		27,099
CONSUMER STAPLES - 13.4%
Anheuser-Busch InBev NV - ADR	26	2,617
ConAgra Foods Inc.	46	1,403
Constellation Brands Inc. - Class A (c)	68	3,930
Ingredion Inc.	31	2,083
Lorillard Inc.	48	2,153
Mondelez International Inc. - Class A	33	1,036
Monster Beverage Corp. (c) (o)	28	1,478
Philip Morris International Inc. (o)	13	1,127
Safeway Inc. (o)	168	5,367
Wal-Mart Stores Inc. (o)	30	2,233
		23,427
ENERGY - 12.7%
Apache Corp.	20	1,678
Devon Energy Corp.	76	4,397
Exxon Mobil Corp.	73	6,307
Halliburton Co.	79	3,807
Occidental Petroleum Corp. (o)	21	1,961
Southwestern Energy Co. (c) (o)	78	2,826
Transocean Ltd.	28	1,255
		22,231
FINANCIALS - 19.6%
American International Group Inc.	92	4,470
American Tower Corp.	16	1,213
AvalonBay Communities Inc.	12	1,477
Bank of America Corp.	228	3,149
Capital One Financial Corp.	20	1,399
Citigroup Inc.	80	3,863
Comerica Inc.	56	2,190
Hartford Financial Services Group Inc.	77	2,405
JPMorgan Chase & Co. (o)	70	3,635
Prudential Financial Inc. (o)	38	2,985
SLM Corp. (o)	121	3,004
SunTrust Banks Inc. (o)	40	1,293
Travelers Cos. Inc. (o)	36	3,045
		34,128
HEALTH CARE - 14.8%
Allergan Inc.	25	2,277
Ariad Pharmaceuticals Inc. (c)	114	2,106
Covidien Plc	51	3,103
CR Bard Inc.	17	1,978
Eli Lilly & Co.	34	1,707
Gilead Sciences Inc. (c)	24	1,522
Mallinckrodt Plc (c)	30	1,328
Merck & Co. Inc. (o)	78	3,708
Pfizer Inc. (o)	114	3,278
UnitedHealth Group Inc. (o)	31	2,248
Vertex Pharmaceuticals Inc. (c) (o)	35	2,644
		25,899
INDUSTRIALS - 11.1%
Boeing Co.	47	5,506
Caterpillar Inc.	15	1,281
General Electric Co.	298	7,110
Textron Inc. (o)	119	3,298
Waste Management Inc.	52	2,143
		19,338
INFORMATION TECHNOLOGY - 27.3%
Adobe Systems Inc. (c)	37	1,911

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Altera Corp.	61	2,284
Apple Inc.	14	6,508
Applied Materials Inc.	99	1,741
eBay Inc. (c)	42	2,343
EMC Corp.	201	5,137
Intuit Inc.	22	1,475
Juniper Networks Inc. (c) (o)	102	2,017
KLA-Tencor Corp.	12	739
Lam Research Corp. (c)	48	2,466
MasterCard Inc.	3	1,911
Microsoft Corp. (o)	196	6,533
NetApp Inc.	46	1,955
Nvidia Corp.	113	1,759
Oracle Corp. (o)	144	4,767
PTC Inc. (c) (o)	38	1,067
QUALCOMM Inc. (o)	46	3,101
		47,714
MATERIALS - 7.8%
Berry Plastics Group Inc. (c)	271	5,419
Carpenter Technology Corp.	26	1,512
Celanese Corp. - Class A	53	2,806
Cemex SAB de CV - ADR (c)	129	1,441
Eastman Chemical Co.	30	2,342
		13,520
UTILITIES - 2.8%
Exelon Corp.	26	782
NextEra Energy Inc.	15	1,201
PG&E Corp.	46	1,863
Sempra Energy	13	1,073
		4,919
Total Common Stocks (cost $192,264)		218,275

SHORT TERM INVESTMENTS - 1.0%

Investment Companies - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	1,708	1,708
Total Short Term Investments (cost $1,708)		1,708
Total Investments - 126.0% (cost $193,972)		219,983
Total Securities Sold Short - (26.1%) (proceeds $39,466)		(45,479)
Other Assets and Liabilities, Net - 0.1%		43
Total Net Assets - 100.0%		$174,547

SECURITIES SOLD SHORT - 26.1%

COMMON STOCKS - 26.1%

CONSUMER DISCRETIONARY - 1.7%
Family Dollar Stores Inc.	7	$524
Garmin Ltd.	11	510
Meredith Corp.	26	1,258
New York Times Co. - Class A	52	652
		2,944
CONSUMER STAPLES - 3.6%
Cia de Bebidas das Americas - ADR	22	858
General Mills Inc.	24	1,158
Green Mountain Coffee Roasters Inc.	17	1,255
JM Smucker Co.	12	1,256
Kimberly-Clark Corp.	10	967
Kroger Co.	20	815
		6,309
ENERGY - 2.0%
Chevron Corp.	11	1,293
Murphy Oil Corp.	22	1,319
Murphy USA Inc.	5	221
Valero Energy Corp.	19	646
		3,479
FINANCIALS - 2.7%
ACE Ltd.	7	674
Federated Investors Inc. - Class B	31	831
FirstMerit Corp.	38	817
People’s United Financial Inc.	52	741
Valley National Bancorp	174	1,729
		4,792
HEALTH CARE - 0.3%
Zimmer Holdings Inc.	6	520

INDUSTRIALS - 2.4%
Deere & Co.	10	834
Lockheed Martin Corp.	9	1,091
Northrop Grumman Systems Corp.	10	974
Precision Castparts Corp.	6	1,340
		4,239
INFORMATION TECHNOLOGY - 5.4%
Corning Inc.	87	1,267
FactSet Research Systems Inc.	13	1,439
Flextronics International Ltd.	129	1,170
Intel Corp.	32	727
International Business Machines Corp.	5	861
Lexmark International Inc. - Class A	30	999
Micron Technology Inc.	39	680
Palo Alto Networks Inc.	15	680
SanDisk Corp.	12	686
Seagate Technology	19	831
		9,340
MATERIALS - 7.1%
Air Products & Chemicals Inc.	21	2,242
Alcoa Inc.	155	1,262
Aluminum Corp. of China Ltd. - ADR - Class H	128	1,182
Dow Chemical Co.	27	1,026
Newmont Mining Corp.	57	1,602
Nucor Corp.	19	911
United States Steel Corp.	84	1,724
Valhi Inc.	80	1,594
Walter Industries Inc.	62	871
		12,414
TELECOMMUNICATION SERVICES - 0.4%
CenturyLink Inc.	21	663

UTILITIES - 0.5%
Wisconsin Energy Corp.	19	779
Total Securities Sold Short - 26.1% (proceeds $39,466)		$45,479

JNL/Invesco Global Real Estate Fund

COMMON STOCKS - 97.9%

AUSTRALIA - 6.8%
Dexus Property Group	15,647	$14,647
Federation Centres Ltd.	4,527	9,655
Goodman Group	2,717	12,380
Stockland	4,779	17,274
Westfield Group	2,669	27,427
Westfield Retail Trust	8,674	24,045
		105,428

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
AUSTRIA - 0.3%
Conwert Immobilien Invest SE (e)	357	4,208

CANADA - 4.1%
Allied Properties REIT	575	18,104
Brookfield Properties Corp.	363	6,961
Calloway REIT	226	5,345
Canadian Apartment Properties REIT	782	15,543
Canadian REIT	319	12,567
Chartwell Retirement Residences	503	4,934
		63,454
CHINA - 0.2%
Guangzhou R&F Properties Co. Ltd.	1,509	2,359

FINLAND - 0.4%
Sponda Oyj	1,146	5,929

FRANCE - 3.6%
Gecina SA	65	8,290
Klepierre	124	5,379
Mercialys SA	176	3,531
Unibail-Rodamco SE	157	38,961
		56,161
GERMANY - 1.6%
Deutsche Wohnen AG	362	6,470
GSW Immobilien AG	200	8,800
LEG Immobilien AG	168	9,659
		24,929
HONG KONG - 9.3%
Henderson Land Development Co. Ltd.	4,058	25,037
Hongkong Land Holdings Ltd.	3,035	19,999
Hysan Development Co. Ltd.	2,473	11,041
Link REIT	3,640	17,796
New World Development Ltd.	8,776	13,189
Shimao Property Holdings Ltd. (e)	5,342	12,293
Sun Hung Kai Properties Ltd.	1,131	15,394
Swire Properties Ltd.	857	2,405
Wharf Holdings Ltd.	2,995	25,951
		143,105
JAPAN - 15.6%
Activia Properties Inc.	1	7,747
Frontier Real Estate Investment Corp.	1	5,801
GLP J-REIT	4	4,737
Hulic Co. Ltd. (e)	605	9,097
Industrial & Infrastructure Fund Investment Corp.	1	7,082
Japan Prime Realty Investment Corp.	3	8,837
Japan Real Estate Investment Corp.	1	12,720
Kenedix Realty Investment Corp.	2	8,445
Mitsubishi Estate Co. Ltd.	1,706	50,559
Mitsui Fudosan Co. Ltd.	2,016	68,079
Mori Hills REIT Investment Corp.	1	4,479
Nippon Prologis REIT Inc.	1	5,662
Sumitomo Realty & Development Co. Ltd.	754	35,937
Tokyu Land Corp.	665	6,920
United Urban Investment Corp.	3	4,663
		240,765
LUXEMBOURG - 0.3%
Gagfah Sa (c)	357	4,654

MALTA - 0.0%
BGP Holdings Plc (c) (f)	5,552	—

NORWAY - 0.2%
Norwegian Property ASA	2,476	3,274

SINGAPORE - 4.3%
Ascendas REIT (e)	1,494	2,718
CapitaLand Ltd.	5,606	13,823
CapitaMall Trust	7,524	11,756
CapitaMalls Asia Ltd. (e)	6,710	10,468
CDL Hospitality Trusts (e)	1,826	2,370
Global Logistic Properties Ltd.	7,001	16,116
Keppel Land Ltd. (e)	1,600	4,517
Suntec REIT	2,859	3,724
		65,492
SWEDEN - 1.1%
Castellum AB	672	9,604
Fabege AB	294	3,246
Wihlborgs Fastigheter AB	275	4,420
		17,270
UNITED KINGDOM - 5.4%
Big Yellow Group Plc	578	4,120
British Land Co. Plc	1,670	15,603
Derwent London Plc	151	5,779
Great Portland Estates Plc	1,565	13,654
Hammerson Plc	1,395	11,310
Land Securities Group Plc	1,389	20,649
Shaftesbury Plc	609	5,818
Unite Group Plc	926	5,918
		82,851
UNITED STATES OF AMERICA - 44.7%
Acadia Realty Trust	197	4,854
AvalonBay Communities Inc.	406	51,564
Boston Properties Inc.	456	48,792
Brookdale Senior Living Inc. (c)	153	4,020
Cousins Properties Inc.	476	4,896
CubeSmart	875	15,606
DDR Corp. (e)	2,133	33,514
EastGroup Properties Inc.	112	6,655
Equity Residential	276	14,760
Essex Property Trust Inc.	169	24,892
Federal Realty Investment Trust	119	12,073
General Growth Properties Inc.	899	17,348
HCP Inc.	260	10,651
Health Care REIT Inc.	787	49,124
Healthcare Realty Trust Inc.	488	11,279
Healthcare Trust of America Inc. - Class A	1,170	12,310
Host Hotels & Resorts Inc.	2,056	36,338
Hudson Pacific Properties Inc.	510	9,916
LaSalle Hotel Properties	215	6,143
Macerich Co.	422	23,820
Mid-America Apartment Communities Inc.	275	17,200
National Retail Properties Inc. (e)	170	5,396
Pebblebrook Hotel Trust	139	4,003
Piedmont Office Realty Trust Inc. (e)	889	15,431
ProLogis Inc.	1,229	46,232
Public Storage	217	34,807
Retail Opportunity Investments Corp.	591	8,166
RLJ Lodging Trust	377	8,863
Senior Housing Properties Trust	234	5,466
Simon Property Group Inc.	535	79,238
SL Green Realty Corp.	398	35,345
UDR Inc.	960	22,748
Ventas Inc.	133	8,165
		689,615
Total Common Stocks (cost $1,423,197)		1,509,494

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
RIGHTS - 0.0%
New World Development Co. Ltd. (c) (f)	151	—
Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 5.3%

Investment Companies - 2.0%
JNL Money Market Fund, 0.01% (a) (h)	30,274	30,274

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	50,974	50,974
Total Short Term Investments (cost $81,248)		81,248
Total Investments - 103.2% (cost $1,504,445)		1,590,742
Other Assets and Liabilities, Net - (3.2%)		(48,668)
Total Net Assets - 100.0%		$1,542,074

JNL/Invesco International Growth Fund

COMMON STOCKS - 89.7%

CONSUMER DISCRETIONARY - 21.4%
Adidas AG	127	$13,780
Belle International Holdings Ltd. (e)	6,760	9,829
British Sky Broadcasting Group Plc	1,427	20,102
Compass Group Plc	1,670	22,967
Denso Corp.	178	8,343
Galaxy Entertainment Group Ltd. (c)	2,107	14,806
Grupo Televisa SAB - GDR	477	13,328
Hyundai Mobis	62	16,571
Informa Plc	1,080	9,180
Kingfisher Plc	1,679	10,487
Next Plc	99	8,307
Publicis Groupe SA	231	18,383
Reed Elsevier Plc	2,125	28,647
Toyota Motor Corp.	265	16,984
WPP Plc	981	20,165
		231,879
CONSUMER STAPLES - 8.4%
Anheuser-Busch InBev NV	166	16,444
British American Tobacco Plc	393	20,708
Carlsberg A/S - Class B	79	8,148
Fomento Economico Mexicano SAB de CV - ADR	55	5,331
Imperial Tobacco Group Plc	393	14,521
Nestle SA	207	14,417
Unilever NV - CVA	296	11,309
		90,878
ENERGY - 8.2%
Cenovus Energy Inc.	298	8,886
CNOOC Ltd.	8,507	17,234
Royal Dutch Shell Plc - Class B	429	14,800
Suncor Energy Inc.	628	22,458
Total SA (e)	282	16,364
WorleyParsons Ltd.	419	9,519
		89,261
FINANCIALS - 14.9%
Aberdeen Asset Management Plc	1,491	9,131
Akbank T.A.S.	2,789	10,278
Allianz SE	85	13,360
Banco Bradesco SA - ADR	1,144	15,879
BM&F Bovespa SA	3,072	17,245
Deutsche Boerse AG	160	12,033
Fairfax Financial Holdings Ltd.	25	10,144
Industrial & Commercial Bank of China - Class H	17,486	12,222
Investor AB - Class B	407	12,352
Julius Baer Group Ltd.	261	12,201
Keppel REIT (e)	105	103
Kinnevik Investment AB - Class B	277	9,598
Swedbank AB - Class A	377	8,781
UBS AG	366	7,497
United Overseas Bank Ltd.	632	10,425
		161,249
HEALTH CARE - 8.0%
CSL Ltd.	128	7,653
Novartis AG	153	11,763
Novo-Nordisk A/S	53	8,906
Roche Holding AG	78	21,068
Shire Plc	306	12,228
Smith & Nephew Plc	682	8,511
Teva Pharmaceutical Industries Ltd. - ADR	423	15,964
		86,093
INDUSTRIALS - 10.2%
ABB Ltd. (e)	556	13,122
Brambles Ltd.	1,520	12,922
Canadian National Railway Co.	84	8,560
Deutsche Post AG	395	13,117
Fanuc Ltd. (e)	88	14,584
Hutchison Whampoa Ltd.	1,278	15,328
Keppel Corp. Ltd. (e)	1,550	12,888
Komatsu Ltd. (e)	316	7,898
Schneider Electric SA	148	12,489
		110,908
INFORMATION TECHNOLOGY - 13.0%
Amadeus IT Holding SA	476	16,892
Avago Technologies Ltd.	364	15,692
Baidu.com - ADR - Class A (c)	153	23,795
CGI Group Inc. - Class A	443	15,549
Keyence Corp.	33	12,388
NHN Entertainment Corp. (c)	8	895
Samsung Electronics Co. Ltd.	13	16,105
SAP AG	280	20,709
Taiwan Semiconductor Manufacturing Co. Ltd.	2,966	10,101
Telefonaktiebolaget LM Ericsson - Class B	663	8,830
		140,956
MATERIALS - 2.5%
Agrium Inc. (e)	83	6,991
Potash Corp. of Saskatchewan Inc. (e)	193	6,021
Syngenta AG (e)	35	14,222
		27,234
TELECOMMUNICATION SERVICES - 2.3%
America Movil SAB de CV - ADR - Class L	282	5,590
China Mobile Ltd.	711	7,995
Deutsche Telekom AG	794	11,500
		25,085
UTILITIES - 0.8%
Centrica Plc	1,450	8,679
Total Common Stocks (cost $798,670)		972,222

PREFERRED STOCKS - 1.1%

CONSUMER DISCRETIONARY - 1.1%
Volkswagen AG	49	11,599
Total Preferred Stocks (cost $8,392)		11,599

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 12.5%

Investment Companies - 8.9%
JNL Money Market Fund, 0.01% (a) (h)	96,684	96,684

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	39,052	39,052
Total Short Term Investments (cost $135,736)		135,736
Total Investments - 103.3% (cost $942,798)		1,119,557
Other Assets and Liabilities, Net - (3.3%)		(35,430)
Total Net Assets - 100.0%		$1,084,127

JNL/Invesco Large Cap Growth Fund

COMMON STOCKS - 97.5%

CONSUMER DISCRETIONARY - 22.7%
Amazon.com Inc. (c)	56	$17,631
CBS Corp. - Class B	174	9,605
Comcast Corp. - Class A	151	6,800
DIRECTV (c)	152	9,105
DISH Network Corp. - Class A	777	34,984
Dollar General Corp. (c)	135	7,618
Gap Inc.	214	8,631
General Motors Co. (c)	403	14,478
Las Vegas Sands Corp.	130	8,611
Lowe’s Cos. Inc.	513	24,412
Michael Kors Holdings Ltd. (c)	128	9,563
Prada SpA (e)	306	2,972
Priceline.com Inc. (c)	20	20,254
PVH Corp.	36	4,282
Sirius XM Radio Inc.	1,251	4,843
Time Warner Cable Inc.	59	6,561
Walt Disney Co.	73	4,691
Whirlpool Corp.	33	4,779
		199,820
CONSUMER STAPLES - 4.2%
Anheuser-Busch InBev NV - ADR	103	10,257
Mondelez International Inc. - Class A	614	19,289
Philip Morris International Inc.	87	7,566
		37,112
ENERGY - 6.3%
Anadarko Petroleum Corp.	138	12,836
EOG Resources Inc.	48	8,056
Schlumberger Ltd.	193	17,065
Weatherford International Ltd. (c)	1,135	17,399
		55,356
FINANCIALS - 6.5%
American Tower Corp.	143	10,598
Aon Plc - Class A	151	11,224
BlackRock Inc.	33	8,872
Citigroup Inc.	362	17,558
CME Group Inc.	68	5,035
Goldman Sachs Group Inc.	27	4,233
		57,520
HEALTH CARE - 13.8%
Abbott Laboratories	123	4,080
Actavis Inc. (c)	31	4,492
Amgen Inc.	109	12,210
Biogen Idec Inc. (c)	27	6,562
Celgene Corp. (c)	156	24,042
Express Scripts Holding Co. (c)	73	4,523
Gilead Sciences Inc. (c)	555	34,871
HCA Holdings Inc.	107	4,580
Johnson & Johnson	45	3,893
Pfizer Inc.	292	8,394
Thermo Fisher Scientific Inc.	62	5,672
UnitedHealth Group Inc.	61	4,343
Zoetis Inc. - Class A	131	4,082
		121,744
INDUSTRIALS - 10.2%
B/E Aerospace Inc. (c)	31	2,291
Boeing Co.	113	13,264
Danaher Corp.	76	5,288
Flowserve Corp.	92	5,734
Foster Wheeler AG (c)	318	8,376
Honeywell International Inc.	155	12,843
Ingersoll-Rand Plc	131	8,529
Jacobs Engineering Group Inc. (c)	142	8,260
JB Hunt Transport Services Inc.	91	6,673
Roper Industries Inc.	57	7,508
United Technologies Corp.	103	11,083
		89,849
INFORMATION TECHNOLOGY - 31.7%
Altera Corp.	233	8,668
Apple Inc.	109	51,938
Applied Materials Inc.	515	9,036
Baidu.com - ADR (c)	23	3,544
Citrix Systems Inc. (c)	99	6,989
eBay Inc. (c)	232	12,951
EMC Corp.	393	10,038
F5 Networks Inc. (c)	87	7,482
Facebook Inc. - Class A (c)	984	49,427
Google Inc. - Class A (c)	35	31,010
LinkedIn Corp. - Class A (c)	21	5,168
MasterCard Inc.	20	13,405
Microsoft Corp.	492	16,392
QUALCOMM Inc.	356	23,986
Salesforce.com Inc. (c) (e)	273	14,150
Symantec Corp.	104	2,574
Telefonaktiebolaget LM Ericsson - ADR - Class B	427	5,704
Visa Inc. - Class A	38	7,269
		279,731
TELECOMMUNICATION SERVICES - 2.1%
Sprint Corp. (c)	3,057	18,985
Total Common Stocks (cost $721,835)		860,117

SHORT TERM INVESTMENTS - 2.9%

Investment Companies - 2.5%
JNL Money Market Fund, 0.01% (a) (h)	22,191	22,191

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	3,183	3,183
Total Short Term Investments (cost $25,374)		25,374
Total Investments - 100.4% (cost $747,209)		885,491
Other Assets and Liabilities, Net - (0.4%)		(3,839)
Total Net Assets - 100.0%		$881,652

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Invesco Mid Cap Value Fund

COMMON STOCKS - 92.5%

CONSUMER DISCRETIONARY - 14.1%
Advance Auto Parts Inc.	92	$7,596
Ascena Retail Group Inc. (c)	512	10,202
Express Inc. (c)	351	8,277
Family Dollar Stores Inc.	49	3,536
Johnson Controls Inc.	209	8,675
Newell Rubbermaid Inc.	398	10,953
		49,239
CONSUMER STAPLES - 4.2%
Avon Products Inc.	164	3,370
ConAgra Foods Inc.	376	11,398
		14,768
ENERGY - 7.4%
Newfield Exploration Co. (c)	307	8,402
Noble Corp.	200	7,547
Williams Cos. Inc.	278	10,103
		26,052
FINANCIALS - 21.4%
ACE Ltd.	112	10,442
BB&T Corp.	245	8,256
Comerica Inc.	211	8,313
Forest City Enterprises Inc. (c)	522	9,885
Marsh & McLennan Cos. Inc.	234	10,179
Northern Trust Corp.	133	7,207
Stifel Financial Corp. (c)	169	6,977
Willis Group Holdings Plc	146	6,327
Wintrust Financial Corp.	182	7,461
		75,047
HEALTH CARE - 9.5%
Brookdale Senior Living Inc. (c)	238	6,259
CareFusion Corp. (c)	162	5,987
HealthSouth Corp.	302	10,409
PerkinElmer Inc.	138	5,212
Universal Health Services Inc. - Class B	73	5,476
		33,343
INDUSTRIALS - 14.7%
Babcock & Wilcox Co.	262	8,841
Better Place (f) (q)	406	—
Foster Wheeler AG (c)	180	4,735
Ingersoll-Rand Plc	138	8,970
Robert Half International Inc.	179	6,970
Snap-On Inc.	118	11,715
Swift Transporation Co. - Class A (c)	295	5,956
Werner Enterprises Inc.	190	4,437
		51,624
INFORMATION TECHNOLOGY - 5.8%
Diebold Inc.	153	4,486
Fidelity National Information Services Inc.	113	5,232
Flextronics International Ltd. (c)	752	6,836
FLIR Systems Inc.	114	3,579
		20,133
MATERIALS - 7.1%
Sealed Air Corp.	307	8,345
Sonoco Products Co.	175	6,828
WR Grace & Co. (c)	110	9,634
		24,807
TELECOMMUNICATION SERVICES - 2.7%
tw telecom inc. (c)	320	9,566

UTILITIES - 5.6%
CenterPoint Energy Inc.	368	8,815
Edison International	145	6,664
Oneok Inc.	74	3,951
		19,430
Total Common Stocks (cost $318,458)		324,009

SHORT TERM INVESTMENTS - 7.7%

Investment Companies - 7.7%
JNL Money Market Fund, 0.01% (a) (h)	26,875	26,875
Total Short Term Investments (cost $26,875)		26,875
Total Investments - 100.2% (cost $345,333)		350,884
Other Assets and Liabilities, Net - (0.2%)		(653)
Total Net Assets - 100.0%		$350,231

JNL/Invesco Small Cap Growth Fund

COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 16.3%
Brunswick Corp.	98	$3,924
Cheesecake Factory Inc.	94	4,145
Choice Hotels International Inc. (e)	72	3,120
Domino’s Pizza Inc.	95	6,480
DSW Inc. - Class A	67	5,719
Ethan Allen Interiors Inc.	116	3,240
Group 1 Automotive Inc.	63	4,919
HomeAway Inc (c) (e)	134	3,750
Jack in the Box Inc. (c)	130	5,181
Life Time Fitness Inc. (c)	86	4,447
Monro Muffler Brake Inc. (e)	83	3,881
Penn National Gaming Inc. (c)	107	5,928
Pool Corp.	106	5,937
Sinclair Broadcast Group Inc. - Class A	211	7,074
Steven Madden Ltd. (c)	69	3,737
Tenneco Inc. (c)	119	6,011
Tractor Supply Co.	85	5,735
TRW Automotive Holdings Corp. (c)	62	4,399
Vitamin Shoppe Inc. (c)	61	2,649
WABCO Holdings Inc. (c)	57	4,831
		95,107
CONSUMER STAPLES - 2.1%
B&G Foods Inc.	122	4,217
Harris Teeter Supermarkets Inc.	70	3,444
Lancaster Colony Corp.	59	4,634
		12,295
ENERGY - 6.9%
Atwood Oceanics Inc. (c)	72	3,990
Berry Petroleum Co. - Class A	85	3,662
Dresser-Rand Group Inc. (c)	71	4,428
Dril-Quip Inc. (c)	52	5,991
Energen Corp.	70	5,338
Oasis Petroleum Inc. (c)	124	6,083
Patterson-UTI Energy Inc.	189	4,034
Resolute Energy Corp. (c)	244	2,040
Ultra Petroleum Corp. (c) (e)	219	4,508
		40,074
FINANCIALS - 8.4%
Affiliated Managers Group Inc. (c)	33	6,014
Brown & Brown Inc.	118	3,773
Colonial Properties Trust	170	3,830

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
East West Bancorp Inc.	153	4,896
Greenhill & Co. Inc.	64	3,177
PrivateBancorp Inc.	109	2,333
Prosperity Bancshares Inc.	81	5,011
SEI Investments Co.	155	4,799
Stifel Financial Corp. (c)	137	5,628
SVB Financial Group (c)	58	5,012
UMB Financial Corp.	81	4,392
		48,865
HEALTH CARE - 18.1%
Acorda Therapeutics Inc. (c)	87	2,993
Amarin Corp. Plc - ADR (c) (e)	238	1,507
BioMarin Pharmaceutical Inc. (c)	65	4,677
Centene Corp. (c)	100	6,427
Chemed Corp. (e)	62	4,437
Health Management Associates Inc. - Class A (c)	310	3,972
HealthSouth Corp.	145	5,013
HMS Holdings Corp. (c)	97	2,089
Incyte Corp. (c)	188	7,157
Insulet Corp. (c)	116	4,213
Jazz Pharmaceuticals Plc (c)	69	6,302
Masimo Corp.	130	3,452
MEDNAX Inc. (c)	45	4,518
Meridian Bioscience Inc. (e)	103	2,432
NuVasive Inc. (c)	134	3,286
PAREXEL International Corp. (c)	97	4,890
PerkinElmer Inc.	101	3,808
Salix Pharmaceuticals Ltd. (c)	73	4,888
Seattle Genetics Inc. (c) (e)	108	4,755
Sirona Dental Systems Inc. (c)	51	3,446
STERIS Corp.	105	4,525
Techne Corp.	39	3,133
Thoratec Corp. (c)	100	3,731
United Therapeutics Corp. (c)	69	5,407
VCA Antech Inc. (c)	177	4,862
		105,920
INDUSTRIALS - 16.4%
Acuity Brands Inc.	58	5,335
AO Smith Corp.	133	5,991
Corrections Corp. of America	155	5,347
Crane Co.	73	4,496
Forward Air Corp.	94	3,793
Hexcel Corp. (c)	108	4,184
HUB Group Inc. - Class A (c)	111	4,341
ITT Corp.	150	5,394
Kirby Corp. (c)	61	5,246
Lincoln Electric Holdings Inc.	91	6,090
Lindsay Corp. (e)	52	4,268
MasTec Inc. (c)	138	4,172
Pitney Bowes Inc. (e)	249	4,534
Steelcase Inc. - Class A	289	4,808
Swift Transporation Co. - Class A (c)	249	5,017
Tetra Tech Inc. (c)	153	3,972
TransDigm Group Inc.	26	3,539
Wabtec Corp.	97	6,081
Watsco Inc.	51	4,810
WESCO International Inc. (c) (e)	61	4,649
		96,067
INFORMATION TECHNOLOGY - 23.2%
Alliance Data Systems Corp. (c)	23	4,825
Ansys Inc. (c)	60	5,161
Arris Group Inc. (c)	221	3,776
Aspen Technology Inc. (c)	220	7,587
Cadence Design Systems Inc. (c)	280	3,777
Cognex Corp.	166	5,204
CommVault Systems Inc. (c)	58	5,092
CoStar Group Inc. (c)	50	8,434
Cray Inc. (c)	4	92
Dealertrack Technologies Inc. (c)	118	5,070
EPAM Systems Inc. (c)	18	607
FireEye Inc. (c) (e)	11	462
Informatica Corp. (c)	143	5,571
Interactive Intelligence Group (c)	86	5,484
IPG Photonics Corp. (e)	51	2,886
Littelfuse Inc.	63	4,956
Manhattan Associates Inc. (c)	100	9,532
Mentor Graphics Corp.	217	5,069
MICROS Systems Inc. (c) (e)	82	4,094
Microsemi Corp. (c)	167	4,039
MicroStrategy Inc. (c)	26	2,708
MKS Instruments Inc.	110	2,923
National Instruments Corp.	129	3,989
OpenTable Inc. (c)	59	4,100
Power Integrations Inc.	97	5,265
QLIK Technologies Inc. (c)	19	638
Semtech Corp. (c)	127	3,805
Silicon Laboratories Inc. (c)	85	3,609
SolarWinds Inc. (c)	83	2,904
SYNNEX Corp. (c)	93	5,689
Teradyne Inc. (c)	215	3,554
ValueClick Inc. (c)	232	4,847
		135,749
MATERIALS - 3.4%
Berry Plastics Group Inc. (c)	199	3,966
Carpenter Technology Corp.	70	4,078
Martin Marietta Materials Inc. (e)	39	3,849
Olin Corp.	162	3,734
Rockwood Holdings Inc.	62	4,177
		19,804
TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	85	6,813

UTILITIES - 0.8%
ITC Holdings Corp.	49	4,577
Total Common Stocks (cost $449,187)		565,271

SHORT TERM INVESTMENTS - 10.3%

Investment Companies - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	19,399	19,399

Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	40,617	40,617
Total Short Term Investments (cost $60,016)		60,016
Total Investments - 107.1% (cost $509,203)		625,287
Other Assets and Liabilities, Net - (7.1%)		(41,196)
Total Net Assets - 100.0%		$584,091

JNL/Ivy Asset Strategy Fund (v)

COMMON STOCKS - 66.2%

CONSUMER DISCRETIONARY - 29.7%
Amazon.com Inc. (c)	21	$6,659
Bayerische Motoren Werke AG	275	29,575
British Sky Broadcasting Group Plc	407	5,728
CBS Corp. - Class B (o)	1,168	64,435

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Comcast Corp. - Class A	186	8,380
Continental AG	87	14,681
Daimler AG	55	4,257
Delta Topco Ltd. (c) (f) (q)	59,271	42,115
Fuji Heavy Industries Ltd.	316	8,806
Galaxy Entertainment Group Ltd. (c)	19,699	138,425
Hyundai Motor Co.	315	73,470
Legend Pictures LLC (c) (f) (q) (x)	15	21,818
Media Group Holdings LLC (c) (f) (q) (x)	31	21,374
Panasonic Corp.	2,068	20,023
Prada SpA	1,907	18,520
Renault SA	101	8,055
Sands China Ltd.	20,281	125,549
Sony Corp. (e)	1,095	23,493
Starwood Hotels & Resorts Worldwide Inc.	428	28,414
Time Warner Cable Inc.	44	4,955
Toyota Motor Corp.	260	16,650
Twenty-First Century Fox Inc. - Class A	711	23,812
Wynn Resorts Ltd. (o)	510	80,625
		789,819
CONSUMER STAPLES - 1.6%
Anheuser-Busch InBev NV - ADR	42	4,147
Philip Morris International Inc. (o)	446	38,610
		42,757
ENERGY - 3.3%
ConocoPhillips (o)	442	30,696
ENI SpA (e)	187	4,299
Halliburton Co.	56	2,696
Occidental Petroleum Corp.	199	18,633
Phillips 66	537	31,070
		87,394
FINANCIALS - 14.9%
ACE Ltd.	28	2,573
Agricultural Bank of China - Class H	3,289	1,516
AIA Group Ltd.	16,983	79,917
Allstate Corp.	25	1,279
American International Group Inc.	505	24,573
Apollo Global Management LLC - Class A	534	15,091
AXA SA	406	9,427
Blackstone Group LP	1,039	25,871
BNP Paribas	22	1,515
China Construction Bank Corp.	1,872	1,443
Chuo Mitsui Trust Holdings Inc.	4,822	23,966
Citigroup Inc.	109	5,273
Credit Suisse Group AG	89	2,708
DBS Group Holdings Ltd.	691	9,047
Goldman Sachs Group Inc.	68	10,806
ING Groep NV - CVA (c)	559	6,345
JPMorgan Chase & Co.	104	5,396
KKR & Co. LP	1,014	20,868
MetLife Inc.	208	9,780
Mitsubishi UFJ Financial Group Inc.	4,092	26,246
Mizuho Financial Group Inc.	12,641	27,481
Nomura Holdings Inc.	1,769	13,839
Royal Bank of Canada	85	5,461
Sumitomo Mitsui Financial Group Inc.	543	26,295
Swiss Re AG	104	8,633
Toronto-Dominion Bank NY	80	7,212
Wells Fargo & Co.	309	12,764
Zurich Financial Services AG	43	11,033
		396,358
HEALTH CARE - 2.0%
Abbott Laboratories	109	3,628
Amgen Inc.	59	6,616
AstraZeneca Plc	108	5,609
Pfizer Inc.	886	25,446
Roche Holding AG	20	5,397
Teva Pharmaceutical Industries Ltd. - ADR	98	3,691
UnitedHealth Group Inc.	36	2,606
		52,993
INDUSTRIALS - 2.4%
BAE Systems Plc	773	5,678
Boeing Co.	54	6,345
Central Japan Railway Co.	67	8,561
European Aeronautic Defence & Space Co. NV	227	14,478
Hutchison Whampoa Ltd.	473	5,673
Japan Airlines Co. Ltd.	73	4,435
KION Group AG (c)	51	1,871
Mitsui & Co. Ltd. (e)	940	13,706
Union Pacific Corp.	25	3,852
		64,599
INFORMATION TECHNOLOGY - 11.3%
Accenture Plc - Class A	91	6,731
Activision Blizzard Inc.	332	5,539
Apple Inc. (o)	52	24,958
Applied Materials Inc.	268	4,692
ASML Holding NV	248	24,526
Canon Inc.	718	22,983
Cisco Systems Inc.	1,750	40,980
Cognizant Technology Solutions Corp. - Class A (c)	362	29,758
FUJIFILM Holdings Corp.	120	2,890
Google Inc. - Class A (c)	3	2,715
Hitachi Ltd.	3,112	20,621
Hon Hai Precision Industry Co. Ltd.	2,144	5,503
International Business Machines Corp.	44	8,074
Intuit Inc.	398	26,358
Microsoft Corp.	340	11,312
Oracle Corp.	168	5,586
Ricoh Co. Ltd. (e)	238	2,758
Samsung Electronics Co. Ltd.	6	7,123
Tencent Holdings Ltd.	578	30,407
Texas Instruments Inc.	269	10,833
Visa Inc. - Class A	33	6,383
		300,730
MATERIALS - 0.5%
Dow Chemical Co.	137	5,241
LyondellBasell Industries NV - Class A	74	5,390
POSCO Inc.	9	2,696
		13,327
TELECOMMUNICATION SERVICES - 0.5%
NTT DoCoMo Inc. (e)	760	12,315
Total Common Stocks (cost $1,412,666)		1,760,292

PURCHASED OPTIONS - 0.1%
Apple Inc. Call Option, Strike Price 475, Expiration 01/18/14, GSC	81	236
Apple Inc. Call Option, Strike Price 510, Expiration 01/18/14, GSC	325	536
Apple Inc. Call Option, Strike Price 525, Expiration 10/19/13, DUB	162	25
Apple Inc. Call Option, Strike Price 535, Expiration 10/19/13, MSC	125	12
Applied Materials, Inc. Call Option, Strike Price 16, Expiration 01/18/14, BCL	868	167
Cisco Systems Inc. Put Option, Strike Price 22, Expiration 10/19/13, DUB	7,812	70
Merck & Co. Inc. Call Option, Strike Price 48, Expiration 10/19/13, GSC	3,522	183

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Merck & Co. Inc. Call Option, Strike Price 50, Expiration 10/19/13, GSC	86	1
S&P 500 Index Call Option, Strike Price 1,750, Expiration 10/19/13	1,459	190
S&P 500 Index Call Option, Strike Price 1,750, Expiration 12/21/13	1,045	1,343
S&P 500 Index Call Option, Strike Price 1,775, Expiration 11/16/13	1,035	254
Total Purchased Options (cost $7,719)		3,017

CORPORATE BONDS AND NOTES - 2.9%

CONSUMER DISCRETIONARY - 2.9%
Delta Topco Ltd., 10.00%, 02/28/18 (f) (q)	$49,006	49,006
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (q)	28,500	28,500
Total Corporate Bonds and Notes (cost $78,075)		77,506

PRECIOUS METALS - 8.5%
Gold Bullion	171,274	227,453
Total Precious Metals (cost $216,141)		227,453

SHORT TERM INVESTMENTS - 24.1%

Certificates of Deposit - 0.4%
Banco Del Estado De Chile, 0.17%, 11/05/13	$10,000	10,000

Commercial Paper - 20.2%
Abbott Laboratories
0.08%, 10/17/13 (r)	20,700	20,699
0.10%, 11/21/13 (r)	10,000	9,999
Air Products & Chemicals Inc., 0.06%, 10/17/13 (r)	20,000	19,999
American Honda Finance Corp., 0.11%, 11/12/13	10,000	9,998
Army & Air Force Exchange Service
0.12%, 11/07/13 (r)	7,000	6,999
0.07%, 11/22/13 (r)	10,000	9,999
0.10%, 12/11/13 (r)	10,000	9,997
Bank of Nova Scotia
0.11%, 10/22/13	10,000	9,999
0.15%, 11/25/13	10,000	9,998
Becton Dickinson and Co.
0.14%, 10/07/13	5,000	5,000
0.14%, 10/08/13	10,000	10,000
Bemis Co. Inc.
0.24%, 10/04/13 (r)	10,000	10,000
0.25%, 10/08/13 (r)	10,000	10,000
BHP Billiton Finance USA Ltd.
0.12%, 11/19/13 (r)	10,000	9,997
0.12%, 11/20/13 (r)	20,000	19,995
Campbell Soup Co., 0.13%, 10/10/13 (r)	20,000	19,999
Caterpillar Financial Services Corp., 0.07%, 11/22/13	10,000	9,999
Chevron Corp., 0.06%, 10/04/13 (r)	10,000	10,000
Coca-Cola Co.
0.09%, 12/02/13 (r)	9,000	8,999
0.08%, 12/06/13 (r)	10,000	9,999
0.12%, 12/19/13 (r)	10,000	9,998
Corp. Andina de Fomento
0.09%, 10/02/13 (r)	10,000	10,000
0.08%, 10/08/13 (r)	20,000	20,000
0.16%, 11/19/13 (r)	10,000	9,997
E.I. du Pont de Nemours & Co., 0.07%, 10/01/13 (r)	10,000	10,000
Ecolab Inc., 0.25%, 10/23/13 (r)	10,000	9,998
Emerson Electric Co.
0.07%, 11/21/13 (r)	10,000	9,999
0.07%, 12/13/13 (r)	7,000	6,999
Enbridge Inc.
0.29%, 10/11/13 (r)	7,000	6,999
0.29%, 10/15/13 (r)	10,000	9,999
Exxon Mobil Corp.
0.08%, 10/01/13	10,000	10,000
0.08%, 10/15/13	20,000	19,999
General Mills Inc., 0.17%, 10/21/13 (r)	10,000	9,999
GlaxoSmithKline Finance Plc
0.08%, 10/15/13 (r)	10,000	10,000
0.08%, 10/18/13 (r)	20,000	19,999
Hewlett-Packard Co., 0.36%, 10/21/13 (r)	6,000	5,999
John Deere Financial Ltd.
0.07%, 10/08/13 (r)	10,000	10,000
0.07%, 10/09/13 (r)	10,000	10,000
0.07%, 10/17/13 (r)	10,000	10,000
Kellogg Co., 0.15%, 10/07/13 (r)	12,000	12,000
Microsoft Corp., 0.07%, 12/04/13 (r)	10,000	9,999
Nestle Capital Corp., 0.11%, 11/15/13 (r)	10,000	9,999
Nestle Finance International Ltd., 0.07%, 10/09/13	10,000	10,000
Roche Holdings Inc., 0.05%, 10/01/13 (r)	10,000	10,000
Toronto-Dominion Bank, 0.12%, 11/18/13 (r)	6,000	5,999
Total Capital Canada Ltd., 0.06%, 10/03/13 (r)	10,000	10,000
Toyota Motor Credit Corp., 0.11%, 11/20/13	10,000	9,998
Wal-Mart Stores Inc.
0.06%, 10/08/13 (r)	7,000	7,000
0.07%, 10/16/13 (r)	10,000	10,000
		536,655
Investment Companies - 2.0%
JNL Money Market Fund, 0.01% (a) (h)	43,581	43,581
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	9,672	9,672
		53,253
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	40,868	40,868
Total Short Term Investments (cost $640,779)		640,776
Total Investments - 101.8% (cost $2,355,380)		2,709,044
Other Assets and Liabilities, Net - (1.8%)		(48,936)
Total Net Assets - 100.0%		$2,660,108

JNL/JPMorgan International Value Fund

COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 10.1%
Bridgestone Corp.	143	$5,223
Daimler AG	97	7,585
Electrolux AB	180	4,656
Honda Motor Co. Ltd.	168	6,402
InterContinental Hotels Group Plc	257	7,503
Kingfisher Plc	1,239	7,738
Pearson Plc	243	4,953
Sodexo SA	75	7,012
Toyota Motor Corp.	183	11,763
		62,835
CONSUMER STAPLES - 3.9%
Japan Tobacco Inc.	232	8,353
Metro AG	115	4,560
SABMiller Plc	79	4,021

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Seven & I Holdings Co. Ltd.	205	7,519
		24,453
ENERGY - 8.9%
BG Group Plc	356	6,804
China Shenhua Energy Co. Ltd. - Class H	1,803	5,501
ENI SpA (e)	543	12,478
Repsol SA	357	8,842
Royal Dutch Shell Plc - Class A	538	17,741
Tullow Oil Plc	237	3,936
		55,302
FINANCIALS - 31.3%
Allianz SE	72	11,391
Assicurazioni Generali SpA	270	5,393
Australia & New Zealand Banking Group Ltd.	357	10,253
AXA SA	457	10,603
Barclays Plc	1,725	7,373
BNP Paribas	205	13,866
China Construction Bank Corp. - Class H	4,095	3,156
China Overseas Land & Investment Ltd.	1,298	3,839
Credit Suisse Group AG	154	4,701
Daiwa House Industry Co. Ltd.	277	5,233
Danske Bank A/S (c)	296	6,381
Goodman Group	772	3,520
HSBC Holdings Plc	1,724	18,664
ICICI Bank Ltd. - ADR	96	2,912
ING Groep NV - CVA (c)	470	5,331
Intesa Sanpaolo SpA	3,517	7,275
Mitsubishi UFJ Financial Group Inc.	1,984	12,725
Mitsui Fudosan Co. Ltd.	196	6,619
Nomura Holdings Inc.	549	4,296
ORIX Corp. (e)	635	10,386
Societe Generale	187	9,299
Sumitomo Mitsui Financial Group Inc. (e)	211	10,237
Swiss Re AG	144	11,952
UBS AG	228	4,682
Wharf Holdings Ltd.	575	4,982
		195,069
HEALTH CARE - 6.6%
Bayer AG	103	12,105
Novartis AG	151	11,614
Otsuka Holdings Co. Ltd.	93	2,697
Roche Holding AG	20	5,434
Sanofi SA	89	9,061
		40,911
INDUSTRIALS - 10.0%
Cie de Saint-Gobain	198	9,806
East Japan Railway Co. (e)	71	6,110
European Aeronautic Defence & Space Co. NV	122	7,798
Hutchison Whampoa Ltd.	684	8,204
Kawasaki Heavy Industries Ltd.	1,304	5,679
Ruukki Group Oyj	555	270
Schneider Electric SA	104	8,839
Sumitomo Corp.	349	4,716
Sumitomo Electric Industries Ltd.	388	5,642
Yamato Holdings Co. Ltd.	236	5,325
		62,389
INFORMATION TECHNOLOGY - 5.8%
ASML Holding NV	79	7,825
Hitachi Ltd.	1,673	11,086
Ricoh Co. Ltd. (e)	384	4,450
Samsung Electronics Co. Ltd.	4	5,048
Telefonaktiebolaget LM Ericsson - Class B	597	7,955
		36,364
MATERIALS - 7.7%
BASF SE	100	9,614
First Quantum Minerals Ltd.	166	3,098
Lafarge SA	96	6,731
Nitto Denko Corp. (e)	91	5,928
Rio Tinto Plc	179	8,750
Solvay SA (e)	55	8,227
UPM-Kymmene Oyj	385	5,334
		47,682
TELECOMMUNICATION SERVICES - 6.4%
Deutsche Telekom AG	683	9,887
SoftBank Corp.	50	3,438
Telenor ASA	256	5,840
Vodafone Group Plc	5,790	20,323
		39,488
UTILITIES - 4.6%
Centrica Plc	996	5,962
Companhia Energetica de Minas Gerais - ADR (e)	417	3,603
Electricite de France SA	274	8,663
GDF Suez	159	3,983
Iberdrola SA	599	3,480
Suez Environnement SA	196	3,178
		28,869
Total Common Stocks (cost $505,780)		593,362

PREFERRED STOCKS - 1.6%

CONSUMER DISCRETIONARY - 1.6%
Volkswagen AG	42	9,962
Total Preferred Stocks (cost $7,963)		9,962

SHORT TERM INVESTMENTS - 11.3%

Investment Companies - 4.2%
JNL Money Market Fund, 0.01% (a) (h)	26,039	26,039

Securities Lending Collateral - 7.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	44,354	44,354
Total Short Term Investments (cost $70,393)		70,393
Total Investments - 108.2% (cost $584,136)		673,717
Other Assets and Liabilities, Net - (8.2%)		(51,223)
Total Net Assets - 100.0%		$622,494

JNL/JPMorgan MidCap Growth Fund

COMMON STOCKS - 96.9%

CONSUMER DISCRETIONARY - 20.4%
Discovery Communications Inc. - Class A (c)	123	$10,384
GameStop Corp. - Class A (e)	261	12,934
Harley-Davidson Inc.	510	32,769
Lululemon Athletica Inc. (c) (e)	121	8,866
Madison Square Garden Inc. - Class A (c)	154	8,948
Michael Kors Holdings Ltd. (c)	290	21,596
Mohawk Industries Inc. (c)	116	15,109
O’Reilly Automotive Inc. (c)	170	21,703
Ross Stores Inc.	242	17,639
Signet Jewelers Ltd.	157	11,256
Tesla Motors Inc. (c) (e)	59	11,470
Under Armour Inc. - Class A (c) (e)	115	9,153
Urban Outfitters Inc. (c)	345	12,700

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Williams-Sonoma Inc.	229	12,842
Wynn Resorts Ltd.	115	18,218
		225,587
CONSUMER STAPLES - 1.6%
Avon Products Inc.	487	10,022
WhiteWave Foods Co. - Class A (c) (e)	383	7,639
		17,661
ENERGY - 6.8%
Cabot Oil & Gas Corp. - Class A	477	17,802
Concho Resources Inc. (c)	153	16,637
Frank’s International NV	356	10,667
Oceaneering International Inc.	132	10,699
Plains All American Pipeline LP	181	9,516
Range Resources Corp.	125	9,463
		74,784
FINANCIALS - 10.4%
Affiliated Managers Group Inc. (c)	80	14,538
Axis Capital Holdings Ltd.	195	8,428
Blackstone Group LP	494	12,288
CBRE Group Inc. - Class A (c)	573	13,249
East West Bancorp Inc.	366	11,703
Lazard Ltd. - Class A	241	8,685
Moody’s Corp.	272	19,109
ProLogis Inc.	203	7,625
Signature Bank (c)	119	10,882
TD Ameritrade Holding Corp.	313	8,200
		114,707
HEALTH CARE - 14.4%
Actavis Inc. (c)	105	15,149
Agilent Technologies Inc.	361	18,491
Alexion Pharmaceuticals Inc. (c)	68	7,922
Brookdale Senior Living Inc. (c)	406	10,672
Bruker Corp. (c)	414	8,543
Envision Healthcare Holdings Inc. (c)	250	6,494
Humana Inc.	154	14,373
Illumina Inc. (c) (e)	198	16,004
Premier Inc. - Class A (c)	245	7,757
Regeneron Pharmaceuticals Inc. (c)	31	9,699
Sirona Dental Systems Inc. (c)	182	12,188
Valeant Pharmaceuticals International Inc. (c)	187	19,458
Vertex Pharmaceuticals Inc. (c)	163	12,359
		159,109
INDUSTRIALS - 20.7%
Acuity Brands Inc.	160	14,751
Air Lease Corp. - Class A	385	10,641
Canadian Pacific Railway Ltd.	71	8,705
Carlisle Cos. Inc.	249	17,502
Delta Air Lines Inc.	722	17,037
Flowserve Corp.	248	15,442
Fluor Corp.	208	14,731
Fortune Brands Home & Security Inc.	332	13,821
Generac Holdings Inc.	257	10,950
HD Supply Holdings Inc (c)	575	12,631
Hertz Global Holdings Inc. (c)	534	11,838
JB Hunt Transport Services Inc.	235	17,109
Kirby Corp. (c)	156	13,519
MSC Industrial Direct Co. - Class A	165	13,439
Pall Corp.	292	22,503
Stericycle Inc. (c)	130	14,951
		229,570
INFORMATION TECHNOLOGY - 19.9%
Alliance Data Systems Corp. (c)	106	22,395
Amphenol Corp. - Class A	220	17,039
Applied Materials Inc.	1,203	21,106
Aruba Networks Inc. (c)	324	5,391
Avago Technologies Ltd.	414	17,865
CoreLogic Inc. (c)	307	8,299
F5 Networks Inc. (c)	120	10,248
FleetCor Technologies Inc. (c)	181	19,906
KLA-Tencor Corp.	138	8,379
LinkedIn Corp. - Class A (c)	63	15,453
NetApp Inc.	337	14,371
Palo Alto Networks Inc. (c)	174	7,977
Red Hat Inc. (c)	212	9,786
ServiceNow Inc. (c)	124	6,463
Splunk Inc. (c)	165	9,901
Workday Inc. - Class A (c) (e)	127	10,302
Xilinx Inc.	332	15,548
		220,429
MATERIALS - 2.7%
PPG Industries Inc.	66	10,993
Sherwin-Williams Co.	106	19,238
		30,231
Total Common Stocks (cost $896,950)		1,072,078

SHORT TERM INVESTMENTS - 6.3%

Investment Companies - 4.0%
JNL Money Market Fund, 0.01% (a) (h)	43,972	43,972

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	26,087	26,087
Total Short Term Investments (cost $70,059)		70,059
Total Investments - 103.2% (cost $967,009)		1,142,137
Other Assets and Liabilities, Net - (3.2%)		(35,863)
Total Net Assets - 100.0%		$1,106,274

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.0%
ACE Securities Corp. REMIC, 0.44%, 02/25/31 (i)	$123	$112
BB-UBS Trust REMIC, 2.89%, 06/05/30 (r)	8,000	7,595
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 2.11%, 08/15/45 (i)	17,759	2,034
CompuCredit Acquired Portfolio Voltage Master Trust, 0.35%, 09/17/18 (i) (q)	61	61
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	36	37
Countrywide Alternative Loan Trust REMIC
0.39%, 07/20/46 (i)	737	408
0.38%, 12/20/46 (i)	1,170	779
Countrywide Home Equity Loan Trust, 0.47%, 02/15/34 (i)	402	334
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	857	883
FDIC Structured Sale Guaranteed Notes REMIC, 1.84%, 04/25/31 (i) (r)	1,123	1,129
IndyMac Seconds Asset Backed Trust REMIC, 0.44%, 06/25/36 (i) (q)	854	189
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,771

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MASTR Adjustable Rate Mortgages Trust REMIC, 2.17%, 02/25/34 (i)	586	580
Morgan Stanley Capital I Trust REMIC, 4.05%, 07/15/49	1,697	1,806
Morgan Stanley Mortgage Loan Trust REMIC, 2.49%, 10/25/34 (i)	482	485
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	1,602	1,616
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	3,830	4,009
Provident Funding Mortgage Loan Trust REMIC, 2.64%, 10/25/35 (i)	264	258
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	2,662	2,643
SACO I Inc. REMIC, 0.44%, 06/25/36 (i) (q)	230	203
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i) (r)	2,317	2,388
Structured Asset Mortgage Investments Inc. REMIC, 0.39%, 08/25/36 (i)	1,104	766
UBS-BAMLL Trust REMIC, 3.66%, 06/10/30 (r)	4,560	4,409
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,086	2,411
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	1,025	1,057
Wells Fargo Re-REMIC Trust, 1.75%, 08/20/21 (f) (r)	4,490	4,475
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 03/15/44 (r)	4,750	5,038
Total Non-U.S. Government Agency Asset-Backed Securities (cost $49,750)		48,476

CORPORATE BONDS AND NOTES - 2.9%

CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	664
PepsiCo Inc., 3.00%, 08/25/21	782	771
		1,435
ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22 (e)	666	643
Phillips 66, 4.30%, 04/01/22	912	930
		1,573
FINANCIALS - 2.0%
Bank of America Corp., 5.70%, 01/24/22	1,490	1,665
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	3,943
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,626
Citigroup Inc., 4.50%, 01/14/22	3,028	3,175
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	932
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,455
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,545
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,673
Wells Fargo & Co., 1.50%, 07/01/15	4,639	4,697
		24,711
INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	552
Lockheed Martin Corp., 3.35%, 09/15/21	984	983
		1,535
INFORMATION TECHNOLOGY - 0.3%
Hewlett-Packard Co., 4.05%, 09/15/22 (e)	1,935	1,852
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,273
		3,125
TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,060

UTILITIES - 0.2%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,196
Virginia Electric and Power Co., 2.95%, 01/15/22	870	857
		2,053
Total Corporate Bonds and Notes (cost $35,060)		35,492

GOVERNMENT AND AGENCY OBLIGATIONS - 89.1%

GOVERNMENT SECURITIES - 34.8%

Federal Farm Credit Bank - 1.3% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	7,824
5.75%, 12/07/28	7,000	8,551
		16,375
Federal Home Loan Bank - 1.4% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,381
5.25%, 12/11/20	4,500	5,299
		16,680
Federal National Mortgage Association - 2.8% (w)
Federal National Mortgage Association
3.66%, 10/09/19	29,000	24,602
0.00%,11/15/20 (j)	9,000	7,488
Principal Only, 0.00%,03/23/28 (j)	4,000	2,209
		34,299
Sovereign - 4.8%
Financing Corp. Fico, 0.00%, 04/05/19 (j)	5,000	4,468
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	25,575
Province of Saskatchewan Canada, 9.38%, 12/15/20 (e)	1,500	2,067
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	16,210	12,111
Tennessee Valley Authority Generic Strip
6.15%, 01/15/21	7,368	5,987
0.00%, 07/15/21 - 07/15/37 (j)	13,119	7,682
		57,890
Treasury Inflation Index Securities - 0.8%
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	6,097	7,033
2.38%, 01/15/27 (n)	2,328	2,801
		9,834
U.S. Treasury Securities - 23.7%
U.S. Treasury Bond
8.13%, 08/15/21	25,000	20,790
5.25%, 11/15/28 - 02/15/29	30,000	37,512
5.38%, 02/15/31	33,000	42,090
U.S. Treasury Note
2.00%, 04/30/16 - 11/15/21	50,000	50,416
4.63%, 02/15/17	22,000	24,791
4.75%, 08/15/17	17,000	19,438
3.38%, 11/15/19	25,000	27,430
1.00%, 11/30/19 (e)	10,000	9,541
2.63%, 08/15/20 - 11/15/20	55,000	57,321
		289,329
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 54.3%

Federal Home Loan Mortgage Corp. - 23.8%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	8	9

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
6.00%, 11/01/28	81	90
7.00%, 04/01/29 - 08/01/32	122	140
5.00%, 08/01/33 - 12/01/34	1,854	2,027
2.38%, 12/01/35 (i)	1,509	1,582
3.05%, 01/01/37 (i)	186	198
5.50%, 07/01/38	9,895	10,702
4.50%, 10/01/40	1,864	1,990
3.00%, 07/15/42	37,733	37,602
REMIC, 5.00%, 01/15/18 - 08/15/39	49,182	53,689
REMIC, 4.50%, 06/15/18 - 07/15/34	31,115	33,334
REMIC, 4.00%, 07/15/23 - 12/15/40	27,243	28,838
REMIC, 5.50%, 01/15/26 - 07/15/40	32,379	35,879
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	53,470
REMIC, 3.00%, 04/15/31	18,022	18,526
REMIC, 2.00%, 03/15/33	9,709	9,304
REMIC, 6.00%, 07/15/37	2,000	2,243
		289,623
Federal National Mortgage Association - 24.2%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	1	1
12.00%, 01/01/16 - 01/15/16	4	5
5.00%, 02/01/19 - 11/01/40	32,527	35,712
11.50%, 09/01/19	—	—
10.50%, 08/01/20	2	2
3.26%, 01/01/22	9,743	9,902
4.00%, 02/01/25 - 09/01/25	8,275	8,783
6.50%, 03/01/26 - 03/01/36	631	703
7.00%, 05/01/26 - 01/01/30	17	19
8.00%, 11/01/29 - 03/01/31	73	85
6.00%, 02/01/31 - 12/01/36	12,728	14,143
7.50%, 02/01/31	8	9
5.50%, 02/01/35 - 10/01/36	7,659	8,410
REMIC, 5.00%, 05/25/18 - 09/25/39	23,592	25,678
REMIC, 4.00%, 01/25/19 - 05/25/38	78,231	82,675
REMIC, 4.50%, 04/25/23 - 12/25/40	41,988	45,106
REMIC, 3.50%, 01/25/32 - 07/25/33	10,687	10,709
REMIC, 5.50%, 12/25/34 - 11/25/35	13,362	14,759
REMIC, 0.00%,04/25/36 (j)	3,079	2,894
REMIC, 6.00%, 02/25/37 (i)	5,293	5,854
REMIC, 11.19%, 02/25/40 (i)	57	61
REMIC, 7.50%, 12/25/41	6,475	7,420
REMIC, 3.00%, 04/25/42	13,360	13,524
REMIC, 5.75%, 06/25/42	1,637	1,684
REMIC, 4.68%, 06/25/43	4,390	4,736
REMIC, 6.00%, 12/25/49	1,643	1,886
REMIC, Interest Only, 6.37%, 10/25/27 (i)	6,885	404
		295,164
Government National Mortgage Association - 6.3%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	2,086	2,345
REMIC, 4.00%, 09/16/24 - 11/20/38	20,000	21,295
REMIC, 6.50%, 06/20/28 - 06/16/31	2,612	2,916
REMIC, 5.50%, 03/20/33 - 02/16/38	11,067	12,247
REMIC, 6.00%, 12/16/33	3,138	3,517
REMIC, 3.00%, 04/20/39	7,517	7,862
REMIC, 4.50%, 06/20/39	10,000	10,935
REMIC, 5.00%, 05/20/40	11,376	12,342
REMIC, Interest Only, 6.22%, 05/16/38 (i)	4,591	814
REMIC, Interest Only, 5.95%, 07/20/41 (i)	21,957	3,058
		77,331
Total Government and Agency Obligations (cost $1,041,349)		1,086,525

SHORT TERM INVESTMENTS - 3.8%

Investment Companies - 3.6%
JNL Money Market Fund, 0.01% (a) (h)	43,877	43,877

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	2,400	2,400
Total Short Term Investments (cost $46,277)		46,277
Total Investments - 99.8% (cost $1,172,436)		1,216,770
Other Assets and Liabilities, Net - 0.2%		2,175
Total Net Assets - 100.0%		$1,218,945

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 98.0%

CONSUMER DISCRETIONARY - 9.1%
Astra International Tbk PT	15,310	$8,530
Cia Hering	88	1,333
Daphne International Holdings Ltd. (e)	3,490	2,132
Estacio Participacoes SA	793	6,155
Grupo Televisa SAB - GDR	466	13,011
Hyundai Mobis	113	30,175
Imperial Holdings Ltd.	467	10,142
Sands China Ltd.	1,094	6,770
Techtronic Industries Co.	1,706	4,446
Truworths International Ltd. (e)	1,200	10,758
Woolworths Holdings Ltd.	1,235	9,133
Woongjin Coway Co. Ltd.	276	15,290
Wynn Macau Ltd. (e)	5,946	20,323
		138,198
CONSUMER STAPLES - 10.0%
British American Tobacco Plc	467	9,196
Cia de Bebidas das Americas - ADR	374	14,354
CP ALL PCL	6,410	7,229
Eastern Tobacco	4	55
Kimberly-Clark de Mexico SAB de CV	5,479	16,018
KT&G Corp.	320	22,913
Magnit OJSC - GDR (r)	150	9,254
Natura Cosmeticos SA	751	16,849
Oriflame Cosmetics SA - SDR	278	8,811
Shoprite Holdings Ltd.	1,245	20,523
Souza Cruz SA	1,172	14,013
Tiger Brands Ltd.	437	13,010
		152,225
ENERGY - 11.0%
CNOOC Ltd.	10,610	21,494
Eurasia Drilling Co. Ltd. - GDR	119	4,755
Exxaro Resources Ltd.	268	4,389
Gazprom OAO - ADR	253	2,229
Gazprom OAO - ADR	1,656	14,561
Gazprom OAO - ADR	1,131	9,943
Lukoil OAO - ADR	203	12,849
Lukoil OAO - ADR	—	24
NovaTek OAO - GDR	61	7,991
Oil & Gas Development Co. Ltd.	3,802	8,442
Pacific Rubiales Energy Corp.	1,762	34,793
Pakistan Petroleum Ltd.	5,776	10,401
Petroleo Brasileiro SA - ADR (e)	278	4,648
PTT Exploration & Production PCL	2,000	10,471
Tambang Batubara Bukit Asam Tbk PT	678	747
TMK OAO - GDR	122	1,580
TMK OAO - GDR	162	2,099
YPF SA - ADR - Class D (e)	721	14,521
		165,937

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
FINANCIALS - 28.8%
Agricultural Bank of China - Class H	13,654	6,292
Akbank T.A.S.	3,035	11,186
Axis Bank Ltd.	689	11,102
Banco Bradesco SA - ADR	262	3,638
Banco do Brasil SA	4,197	48,856
BanColombia SA - ADR	64	3,654
Bank Mandiri Persero Tbk PT	33,461	22,977
Bank of India	1,238	3,128
Bank Rakyat Indonesia Persero Tbk PT	7,131	4,461
BB Seguridade Participacoes SA	2,025	19,973
China Construction Bank Corp. - Class H	61,259	47,211
Commercial International Bank Egypt SAE - GDR	2,156	11,081
Credicorp Ltd.	13	1,670
Cyrela Brazil Realty SA	580	4,384
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,328	3,157
Grupo Financiero Banorte SAB de CV	565	3,519
Hanwha Life Insurance Co. Ltd.	2,724	17,622
ICICI Bank Ltd. - ADR	180	5,483
KB Financial Group Inc.	581	20,455
Nedbank Group Ltd.	608	12,389
OTP Bank Plc	1,064	21,067
Ping an Insurance Group Co. of China Ltd. - Class H (e)	726	5,404
Punjab National Bank	1,101	8,122
Sanlam Ltd.	2,247	10,469
Sberbank of Russia - ADR	4,514	54,319
Shinhan Financial Group Co. Ltd.	945	38,469
Standard Bank Group Ltd.	1,334	15,922
Turkiye Is Bankasi SA - Class C	7,646	20,214
		436,224
HEALTH CARE - 0.4%
Genomma Lab Internacional SAB de CV - Class B (c) (e)	2,325	5,310

INDUSTRIALS - 7.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	650	2,828
Bharat Heavy Electricals Ltd.	2,528	5,555
Bidvest Group Ltd.	721	18,074
CCR SA	1,724	13,589
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	3,415	2,966
China State Construction International Holdings Ltd. (e)	3,916	6,314
Globaltrans Investment Plc - GDR	401	5,809
KOC Holding A/S	3,318	15,320
KOC Holding A/S - ADR	241	5,612
OCI (c) (e)	337	11,393
United Tractors Tbk PT	7,795	10,983
Weichai Power Co. Ltd. - Class H	2,126	8,318
Zhuzhou CSR Times Electric Co. Ltd. - Class H (e)	700	2,281
		109,042
INFORMATION TECHNOLOGY - 16.2%
AAC Technologies Holdings Inc. (e)	545	2,482
Baidu.com - ADR - Class A (c)	188	29,170
Catcher Technology Co. Ltd.	700	3,705
Cielo SA	1,448	39,201
Cielo SA - ADR	256	7,014
Hon Hai Precision Industry Co. Ltd.	1,257	3,226
Hon Hai Precision Industry Co. Ltd. - GDR	2,576	13,226
MediaTek Inc.	982	12,129
NetEase.com - ADR	224	16,228
NHN Corp.	3	1,775
NHN Entertainment Corp. (c)	—	—
Samsung Electronics Co. Ltd.	37	47,177
Taiwan Semiconductor Manufacturing Co. Ltd.	1,925	6,555
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,042	34,639
Tata Consultancy Services Ltd.	660	20,325
TPK Holding Co. Ltd.	214	1,943
Yandex NV - Class A (c)	165	5,999
		244,794
MATERIALS - 4.5%
Freeport-McMoRan Copper & Gold Inc.	143	4,744
Grupo Mexico SAB de CV	3,390	10,148
Huabao International Holdings Ltd.	15,520	6,524
Jindal Steel & Power Ltd.	1,392	5,247
PPC Ltd.	2,323	6,988
PT Semen Indonesia	5,713	6,423
Siam Cement PCL	805	11,079
Vale SA - ADR (e)	915	14,285
Vale SA - ADR Preferred	232	3,294
		68,732
TELECOMMUNICATION SERVICES - 10.8%
China Mobile Ltd. - ADR (e)	599	33,781
MegaFon OAO - GDR (r)	533	18,743
Mobile Telesystems OJSC - ADR	1,646	36,644
Philippine Long Distance Telephone Co. - ADR	353	23,945
Telekomunikasi Indonesia PT - ADR	600	21,787
Turkcell Iletisim Hizmetleri A/S (c)	2,294	13,478
Turkcell Iletisim Hizmetleri A/S - ADR (c)	240	3,535
Vodacom Group Ltd. (e)	969	12,025
		163,938
Total Common Stocks (cost $1,485,543)		1,484,400

PREFERRED STOCKS - 0.3%

INDUSTRIALS - 0.3%

Marcopolo SA	1,508	4,492
Total Preferred Stocks (cost $4,714)		4,492

SHORT TERM INVESTMENTS - 4.7%

Investment Companies - 1.4%
JNL Money Market Fund, 0.01% (a) (h)	21,618	21,618

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	49,129	49,129
Total Short Term Investments (cost $70,747)		70,747
Total Investments - 103.0% (cost $1,561,004)		1,559,639
Other Assets and Liabilities, Net - (3.0%)		(44,914)
Total Net Assets - 100.0%		$1,514,725

JNL/M&G Global Basics Fund

COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 6.8%
Compagnie des Alpes	72	$1,530
Hongkong & Shanghai Hotels (e)	3,542	5,355
Publicis Groupe SA	60	4,797
		11,682
CONSUMER STAPLES - 29.9%
Agrana Beteiligungs AG	66	8,272
Baron de Ley SA (c)	23	1,758

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Danone SA	53	3,980
Elizabeth Arden Inc. (c)	82	3,016
Kerry Group Plc	148	8,986
Kirin Holdings Co. Ltd.	532	7,767
Marico Ltd.	564	1,982
Petra Foods Ltd.	674	1,859
PZ Cussons Plc	1,002	6,714
Suedzucker AG	77	2,264
Unilever Plc	110	4,262
		50,860
ENERGY - 1.1%
African Petroleum Corp. Ltd. (c)	106	12
Aquila Resources Ltd. (c) (e)	853	1,714
Equatorial Resources Ltd. (c)	262	149
		1,875
FINANCIALS - 4.1%
AMMB Holdings Bhd	3,072	6,990

HEALTH CARE - 9.2%
Ansell Ltd. (e)	544	10,592
Genus Plc	87	2,008
GI Dynamics Inc. - CDI (c) (q)	1,440	1,101
MD Medical Group Investments Plc - GDR	82	1,034
Starpharma Holdings Ltd. (c) (e)	918	884
		15,619
INDUSTRIALS - 17.5%
DP World Ltd.	350	5,671
G4S Plc	2,138	8,809
United Parcel Service Inc. - Class B	89	8,119
United Technologies Corp.	66	7,156
		29,755
MATERIALS - 28.4%
AMCOL International Corp.	72	2,347
Dominion Diamond Corp.	86	1,048
Galaxy Resources Ltd. (c) (q)	751	41
Hochschild Mining Plc	496	1,455
Iluka Resources Ltd. (e)	715	7,670
Imerys SA	41	2,893
Ivanhoe Australia Ltd. (c)	1,156	226
OZ Minerals Ltd. (e)	555	2,304
Panoramic Resources Ltd.	430	110
Scotts Miracle-Gro Co. - Class A (e)	148	8,134
Symrise AG	410	18,168
Umicore (e)	74	3,590
Uralkali OJSC - GDR	16	405
		48,391
Total Common Stocks (cost $154,737)		165,172

PREFERRED STOCKS - 0.3%

INDUSTRIALS - 0.3%

Villeroy & Boch AG	34	417
Total Preferred Stocks (cost $260)		417

SHORT TERM INVESTMENTS - 9.8%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	1,414	1,414

Securities Lending Collateral - 9.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	15,326	15,326
Total Short Term Investments (cost $16,740)		16,740
Total Investments - 107.1% (cost $171,737)		182,329
Other Assets and Liabilities, Net - (7.1%)		(12,020)
Total Net Assets - 100.0%		$170,309

JNL/Mellon Capital 10 x 10 Fund

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Bond Index Fund (2.4%) (b)	3,054	$36,435
JNL/Mellon Capital International Index Fund (1.7%) (b)	2,586	36,310
JNL/Mellon Capital JNL 5 Fund (5.4%) (b)	16,122	180,893
JNL/Mellon Capital S&P 400 MidCap Index Fund (2.5%) (b)	2,049	36,410
JNL/Mellon Capital S&P 500 Index Fund (1.3%) (b)	2,553	35,993
JNL/Mellon Capital Small Cap Index Fund (2.2%) (b)	2,234	36,523
Total Investment Companies (cost $255,503)		362,564
Total Investments - 100.0% (cost $255,503)		362,564
Other Assets and Liabilities, Net - (0.0%)		(25)
Total Net Assets - 100.0%		$362,539

JNL/Mellon Capital Index 5 Fund

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Bond Index Fund (8.3%) (b)	10,690	$127,535
JNL/Mellon Capital International Index Fund (6.3%) (b)	9,508	133,484
JNL/Mellon Capital S&P 400 MidCap Index Fund (9.3%) (b)	7,565	134,430
JNL/Mellon Capital S&P 500 Index Fund (4.8%) (b)	9,367	132,077
JNL/Mellon Capital Small Cap Index Fund (8.4%) (b)	8,439	137,982
Total Investment Companies (cost $525,145)		665,508
Total Investments - 100.0% (cost $525,145)		665,508
Other Assets and Liabilities, Net - (0.0%)		(40)
Total Net Assets - 100.0%		$665,468

JNL/Mellon Capital Emerging Markets Index Fund

COMMON STOCKS - 90.8%

CONSUMER DISCRETIONARY - 8.1%
Anhanguera Educacional Participacoes SA	56	$336
Anta Sports Products Ltd.	136	175
Arcelik A/S	34	197
Astra International Tbk PT	3,242	1,806
Astro Malaysia Holdings Bhd	265	237
Bajaj Auto Ltd.	14	457
BEC World PCL	73	133
BEC World PCL - NVDR	95	173
Belle International Holdings Ltd.	735	1,068
Berjaya Sports Toto Bhd	106	134
Bosideng International Holdings Ltd.	402	97
Brilliance China Automotive Holdings Ltd. (c)	492	740
BYD Co. Ltd. - Class H (c)	74	331

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cheil Worldwide Inc. (c)	15	335
Cheng Shin Rubber Industry Co. Ltd.	272	712
China Motor Corp.	55	50
Cia Hering	20	308
Cyfrowy Polsat SA (c)	29	199
Dah Chong Hong Holdings Ltd. (e)	98	80
Daphne International Holdings Ltd. (e)	132	81
Dongfeng Motor Group Co. Ltd. - Class H	436	663
Eclat Textile Co. Ltd.	29	255
El Puerto de Liverpool SAB de CV - Class C	26	294
Estacio Participacoes SA	38	296
Far Eastern Department Stores Co. Ltd.	164	172
Ford Otomotiv Sanayi A/S	11	157
Formosa International Hotels Corp.	6	64
Formosa Taffeta Co. Ltd.	142	138
Foschini Ltd.	28	290
Geely Automobile Holdings Ltd.	780	402
Genting Bhd	349	1,112
Genting Malaysia Bhd	467	604
Giant Manufacturing Co. Ltd.	44	300
Global Mediacom Tbk PT	898	150
Golden Eagle Retail Group Ltd. (e)	130	203
GOME Electrical Appliances Holdings Ltd. (e)	1,700	217
Great Wall Motor Co. Ltd. - Class H	161	875
Guangzhou Automobile Group Co. Ltd. - Class H	322	349
Haier Electronics Group Co. Ltd.	98	190
Halla Visteon Climate Control Corp.	6	232
Hankook Tire Co. Ltd.	12	710
Hero Honda Motors Ltd.	14	436
Home Product Center PCL - NVDR	300	117
Hotai Motor Co. Ltd.	38	414
Hyundai Department Store Co. Ltd.	2	344
Hyundai Mobis	11	2,946
Hyundai Motor Co.	25	5,788
Hyundai Wia Corp.	3	402
Imperial Holdings Ltd.	29	633
Intime Retail Group Co. Ltd.	143	157
Jollibee Foods Corp.	74	285
Kangwon Land Inc.	14	369
Kia Motors Corp.	43	2,599
Kroton Educacional SA	33	467
LG Display Co. Ltd. (c)	36	867
LG Electronics Inc.	17	1,159
Lojas Americanas SA	24	157
Lojas Renner SA	21	603
Lotte Shopping Co. Ltd.	2	616
Mahindra & Mahindra Ltd.	47	624
Matahari Department Store Tbk PT (c)	254	230
Media Nusantara Citra Tbk PT	612	143
Merida Industry Co. Ltd.	37	240
Minor International PCL - NVDR	285	221
Mr Price Group Ltd.	37	510
MRV Engenharia e Participacoes SA	46	186
Nan Kang Rubber Tire Co. Ltd.	120	145
Naspers Ltd. - Class N	64	5,933
Parkson Holdings Bhd	144	170
Parkson Retail Group Ltd. (e)	153	64
Pick n Pay Stores Ltd.	49	203
Pou Chen Corp.	315	367
Ruentex Industries Ltd.	80	202
S.A.C.I. Falabella	113	1,075
Shenzhou International Group Holdings Ltd.	93	302
Steinhoff International Holdings Ltd.	219	780
Tata Motors Ltd.	126	672
Titan Industries Ltd.	27	99
Tofas Turk Otomobil Fabrikasi A/S	17	101
Truworths International Ltd. (e)	73	656
Turkiye Sise ve Cam Fabrikalari A/S	55	76
UMW Holdings Bhd	88	319
Woolworths Holdings Ltd.	118	870
Woongjin Coway Co. Ltd.	9	499
Yulon Motor Co. Ltd.	107	179
Zee Entertainment Enterprises Ltd.	41	148
Zhongsheng Group Holdings Ltd. (e)	109	171
		48,866
CONSUMER STAPLES - 7.6%
Almacenes Exito SA	34	574
Amorepacific Corp.	1	457
AMOREPACIFIC Group	—	178
Anadolu Efes Biracilik Ve Malt Sanayii A/S	31	358
Arca Continental SAB de CV (e)	53	327
Astra Agro Lestari Tbk PT	70	118
BIM Birlesik Magazalar A/S	36	731
British American Tobacco Plc	19	380
Cencosud SA	191	847
Charoen Pokphand Foods PCL	227	174
Charoen Pokphand Foods PCL - NVDR	172	132
Charoen Pokphand Indonesia Tbk PT	1,167	343
China Agri-Industries Holdings Ltd.	318	150
China Mengniu Dairy Co. Ltd.	207	929
China Resources Enterprise Ltd.	206	656
Cia Cervecerias Unidas SA	16	208
Cia de Bebidas das Americas	22	848
CJ CheilJedang Corp.	1	345
Coca-Cola Femsa SAB de CV - Class L	67	838
Coca-Cola Icecek A/S	9	241
Controladora Comercial Mexicana SAB de CV - Class C (e)	68	290
Cosan SA Industria e Comercio	21	397
CP ALL PCL	360	406
CP ALL PCL - NVDR	315	355
Dabur India Ltd.	54	147
E-Mart Co. Ltd.	3	740
Eurocash SA	12	187
Felda Global Ventures Holdings Bhd	253	326
Fomento Economico Mexicano SAB de CV (e)	316	3,068
Genting Plantations Bhd	46	133
GlaxoSmithKline Consumer Healthcare Ltd.	2	111
Godrej Consumer Products Ltd.	18	236
Grupo Bimbo SAB de CV - Class A (e)	266	820
Grupo Comercial Chedraui SA de CV - Class B (e)	60	191
Gudang Garam Tbk PT	67	201
Hengan International Group Co. Ltd.	116	1,352
Hindustan Unilever Ltd.	101	1,010
Hite Jinro Co. Ltd.	3	74
Hypermarcas SA	60	483
Indofood CBP Sukses Makmur Tbk PT	224	198
Indofood Sukses Makmur Tbk PT	776	472
ITC Ltd.	353	1,918
JBS SA	116	405
Kernel Holding SA (c)	8	126
Kimberly-Clark de Mexico SAB de CV	247	723
KT&G Corp.	17	1,229
LG Household & Health Care Ltd.	2	793
Lotte Confectionery Co. Ltd.	—	201
M Dias Branco SA	6	264
Magnit OJSC - GDR	41	2,530
Massmart Holdings Ltd.	15	257
Natura Cosmeticos SA	30	664
Orion Corp.	1	518
Perdigao SA	107	2,613
PPB Group Bhd	74	325
President Chain Store Corp.	84	607

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Raia Drogasil SA	29	232
Shinsegae Co. Ltd.	1	224
Shoprite Holdings Ltd.	69	1,129
Souza Cruz SA	63	754
Spar Group Ltd.	30	358
Standard Foods Corp.	50	150
Sun Art Retail Group Ltd.	355	509
Tiger Brands Ltd.	28	820
Tingyi Cayman Islands Holding Corp.	315	835
Tsingtao Brewery Co. Ltd. - Class H	56	426
Uni-President China Holdings Ltd. (e)	202	201
Uni-President Enterprises Corp.	705	1,314
Unilever Indonesia Tbk PT	238	620
United Breweries Ltd.	10	139
United Spirits Ltd.	15	612
Universal Robina Corp.	140	395
Vina Concha y Toro SA	62	117
Wal-Mart de Mexico SAB de CV - Class V	868	2,272
Want Want China Holdings Ltd. (e)	958	1,457
Wumart Stores Inc. - Class H	101	180
Yantai Changyu Pioneer Wine Co. Ltd. - Class B	27	91
		46,039
ENERGY - 10.2%
Adaro Energy Tbk PT	2,729	212
Banpu PCL	78	68
Banpu PCL - NVDR	79	69
Bharat Petroleum Corp. Ltd.	32	170
Bumi Armada Bhd	189	226
Bumi Resources Tbk PT (c)	1,798	71
Cairn India Ltd.	76	386
China Coal Energy Co. - Class H (e)	667	399
China Oilfield Services Ltd. - Class H	258	647
China Petroleum & Chemical Corp. - Class H	4,142	3,247
China Shenhua Energy Co. Ltd. - Class H	540	1,648
CNOOC Ltd.	2,899	5,873
Coal India Ltd.	76	360
Ecopetrol SA	808	1,857
Energy Development Corp.	944	118
Exxaro Resources Ltd.	24	387
Gazprom OAO	163	724
Gazprom OAO - ADR	296	2,604
Gazprom OAO - ADR	583	5,126
Grupa Lotos SA - Class A (c)	9	106
GS Holdings Corp.	9	456
Indo Tambangraya Megah Tbk PT	49	111
Inner Mongolia Yitai Coal Co. Ltd. - Class B	162	325
IRPC PCL	813	82
IRPC PCL - NVDR	1,302	131
Kunlun Energy Co. Ltd.	508	711
Lukoil OAO	82	5,199
MOL Hungarian Oil and Gas Plc	6	448
NovaTek OAO - GDR	13	1,698
NovaTek OAO - GDR	2	242
Oil & Natural Gas Corp. Ltd.	131	559
Oil India Ltd.	20	141
PetroChina Co. Ltd. - Class H	3,432	3,782
Petroleo Brasileiro SA	486	3,736
Petronas Dagangan Bhd	42	376
Polskie Gornictwo Naftowe i Gazownictwo SA	283	554
PTT Exploration & Production PCL	143	751
PTT Exploration & Production PCL - NVDR	84	442
PTT PCL	67	681
PTT PCL - NVDR	74	746
Reliance Industries Ltd.	212	2,788
Rosneft OAO - GDR	58	471
Rosneft OAO - GDR	129	1,044
S-Oil Corp.	7	521
Sapurakencana Petroleum Bhd (c)	531	601
Sasol Ltd.	89	4,268
SK Energy Co. Ltd.	10	1,353
Surgutneftegaz OAO - ADR	205	1,799
Tambang Batubara Bukit Asam Tbk PT	120	132
Tatneft OAO	232	1,524
Thai Oil PCL - NVDR	34	63
TMK OAO - GDR	11	139
Tupras Turkiye Petrol Rafinerileri A/S	19	391
Ultrapar Participacoes SA	52	1,288
Yanzhou Coal Mining Co. Ltd. - Class H (e)	298	292
		62,143
FINANCIALS - 24.4%
African Bank Investments Ltd.	100	166
Agile Property Holdings Ltd. (e)	184	203
Agricultural Bank of China - Class H	3,397	1,565
Akbank T.A.S.	289	1,065
Alior Bank SA (c)	7	194
Alliance Financial Group Bhd	173	265
AMMB Holdings Bhd	247	561
Attijariwafa Bank	4	167
Ayala Corp.	31	431
Ayala Land Inc.	892	558
Banco Bradesco SA	102	1,601
Banco de Chile	2,816	423
Banco de Credito e Inversiones	5	316
Banco do Brasil SA	96	1,119
Banco Santander Brasil SA	162	1,098
Banco Santander Chile	9,772	638
BanColombia SA	39	544
Bangkok Bank PCL	32	202
Bangkok Bank PCL - NVDR	203	1,270
Bank Central Asia Tbk PT	2,000	1,728
Bank Danamon Indonesia Tbk PT - Class A	425	146
Bank Handlowy w Warszawie SA	5	166
Bank Mandiri Persero Tbk PT	1,501	1,031
Bank Millennium SA (c)	80	184
Bank Negara Indonesia Persero Tbk PT	1,095	385
Bank of Ayudhya PCL	42	51
Bank of Ayudhya PCL - NVDR	383	463
Bank of Baroda	4	30
Bank of China Ltd. - Class H	12,256	5,601
Bank of Communications Co. Ltd. - Class H (e)	1,427	1,050
Bank of India	20	50
Bank of the Philippine Islands	116	257
Bank Pekao SA	22	1,242
Bank Rakyat Indonesia Persero Tbk PT	1,882	1,177
Bank Zachodni WBK SA	4	491
Barclays Africa Group Ltd.	52	758
BB Seguridade Participacoes SA	93	913
BDO Unibank Inc.	224	387
BM&F Bovespa SA	297	1,669
BR Malls Participacoes SA	66	600
BR Properties SA	38	336
BRE Bank SA	2	322
BS Financial Group Inc.	26	384
Bumi Serpong Damai PT	796	99
Bumiputra-Commerce Holdings Bhd	744	1,714
Canara Bank	11	38
Cathay Financial Holding Co. Ltd.	1,165	1,659
Central Pattana PCL - NVDR	194	272
CETIP SA - Mercados Organizados	30	312
Chailease Holding Co. Ltd.	110	258
Chang Hwa Commercial Bank	727	424
China Citic Bank - Class H	1,432	744
China Construction Bank Corp. - Class H	11,715	9,029

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
China Development Financial Holding Corp.	2,321	668
China Everbright Ltd.	174	227
China Life Insurance Co. Ltd.	369	332
China Life Insurance Co. Ltd. - Class H	1,216	3,150
China Merchants Bank Co. Ltd. - Class H	718	1,307
China Minsheng Banking Corp. Ltd. - Class H (e)	835	1,001
China Overseas Grand Oceans Group Ltd. (e)	82	100
China Overseas Land & Investment Ltd.	672	1,989
China Pacific Insurance Group Co. Ltd. - Class H	417	1,496
China Resources Land Ltd.	319	910
China Taiping Insurance Holdings Co. Ltd. (c)	137	195
China Vanke Co. Ltd. - Class B	215	391
Chinatrust Financial Holding Co. Ltd.	2,165	1,414
Chongqing Rural Commercial Bank - Class H (e)	337	163
CITIC Securities Co. Ltd. - Class H	153	307
Commercial International Bank	91	500
Compartamos SAB de CV	159	297
Corp. Financiera Colombiana SA	11	232
Corpbanca	22,620	242
Country Garden Holdings Co.	757	488
Credicorp Ltd.	11	1,464
Cyrela Brazil Realty SA	42	320
Daewoo Securities Co. Ltd.	28	253
DGB Financial Group Inc.	20	304
Discovery Holdings Ltd.	47	382
DLF Ltd.	55	112
Dongbu Insurance Co. Ltd.	6	263
Douja Promotion Groupe Addoha SA	29	166
E. Sun Financial Holding Co. Ltd.	778	504
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	86	117
Evergrande Real Estate Group Ltd. (c) (e)	1,113	466
Far East Horizon Ltd.	263	174
Farglory Land Development Co. Ltd.	73	136
Fibra Uno Administracion SA de CV	221	611
First Financial Holding Co. Ltd.	1,173	702
FirstRand Ltd.	507	1,690
Franshion Properties China Ltd.	496	164
Fubon Financial Holding Co. Ltd.	1,099	1,521
Growthpoint Properties Ltd.	297	729
Grupo de Inversiones Suramericana SA	37	732
Grupo Financiero Banorte SAB de CV	398	2,480
Grupo Financiero Inbursa SAB de CV	358	818
Grupo Financiero Santander Mexico SAB de CV - Class B (e)	282	781
Guangdong Investment Ltd.	410	353
Guangzhou R&F Properties Co. Ltd. - Class H	127	199
Haci Omer Sabanci Holding A/S	139	671
Haitong Securities Co. Ltd. - Class H	219	327
Hana Financial Group Inc.	44	1,513
Hanwha Life Insurance Co. Ltd.	40	261
HDFC Bank Ltd.	255	2,421
Highwealth Construction Corp.	78	172
Hong Leong Bank Bhd	83	356
Hong Leong Financial Group Bhd	37	163
Housing Development Finance Corp.	240	2,931
Hua Nan Financial Holdings Co. Ltd.	870	497
Hyundai Marine & Fire Insurance Co. Ltd.	8	229
Hyundai Securities Co. Ltd.	28	171
ICICI Bank Ltd.	39	555
Industrial & Commercial Bank of China - Class H	11,992	8,382
Industrial Bank of Korea	25	278
Investec Ltd.	39	258
Kasikornbank PCL	44	248
Kasikornbank PCL - NVDR	269	1,507
KB Financial Group Inc.	63	2,226
Komercni Banka A/S	2	497
Korea Investment Holdings Co. Ltd.	7	253
Kotak Mahindra Bank Ltd.	50	546
Krung Thai Bank PCL - Class F	61	38
Krung Thai Bank PCL	244	150
Krung Thai Bank PCL - NVDR	216	132
Liberty Holdings Ltd.	19	226
LIC Housing Finances Ltd.	41	123
Lippo Karawaci Tbk PT	2,796	263
Longfor Properties Co. Ltd.	243	385
LSR Group - GDR	29	122
Mahindra & Mahindra Financial Services Ltd.	47	192
Malayan Banking Bhd	684	2,063
Mega Financial Holdings Co. Ltd.	1,348	1,106
Metro Pacific Investments Corp.	1,516	157
Metropolitan Bank & Trust Co.	43	82
Mirae Asset Securities Co. Ltd.	3	113
MMI Holdings Ltd.	184	447
Multiplan Empreendimentos Imobiliarios SA	13	318
Nedbank Group Ltd.	35	706
New China Life Insurance Co. Ltd. - Class H (c)	115	331
OTP Bank Plc	37	731
People’s Insurance Co. Group of China Ltd. - Class H	812	382
PICC Property & Casualty Co. Ltd. - Class H	481	653
Ping an Insurance Group Co. of China Ltd. - Class H	310	2,304
Poly Property Group Co. Ltd.	307	185
Porto Seguro SA	21	267
Power Finance Corp. Ltd.	28	58
Powszechna Kasa Oszczednosci Bank Polski SA	138	1,645
Powszechny Zaklad Ubezpieczen SA	9	1,248
Public Bank Bhd	157	855
Redefine Properties Ltd.	461	448
Reliance Capital Ltd.	17	87
Remgro Ltd.	80	1,550
RHB Capital Bhd	82	190
RMB Holdings Ltd.	122	563
RMI Holdings	92	244
Ruentex Development Co. Ltd.	99	202
Rural Electrification Corp. Ltd.	44	133
Samsung Card Co. Ltd.	4	157
Samsung Fire & Marine Insurance Co. Ltd.	6	1,277
Samsung Life Insurance Co. Ltd.	10	946
Samsung Securities Co. Ltd.	9	402
Sanlam Ltd.	281	1,310
Sberbank of Russia	526	1,586
Sberbank of Russia - ADR	308	3,703
Shimao Property Holdings Ltd. (e)	228	525
Shin Kong Financial Holding Co. Ltd.	1,103	373
Shinhan Financial Group Co. Ltd.	69	2,827
Shriram Transport Finance Co. Ltd.	21	188
Shui On Land Ltd.	608	196
Siam Commercial Bank PCL	114	541
Siam Commercial Bank PCL - NVDR	174	825
Sino-Ocean Land Holdings Ltd.	493	290
SinoPac Financial Holdings Co. Ltd.	1,176	541
SM Investments Corp.	25	443
SM Prime Holdings Inc.	992	365
Soho China Ltd. (e)	330	284
Standard Bank Group Ltd.	191	2,277
State Bank of India	24	611
Sul America SA	27	191
Taishin Financial Holding Co. Ltd.	948	438
Taiwan Business Bank (c)	581	174
Taiwan Cooperative Financial Holding	835	459

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Talaat Moustafa Group (c)	209	151
Turkiye Garanti Bankasi A/S	368	1,451
Turkiye Halk Bankasi A/S	105	766
Turkiye Is Bankasi SA - Class C	269	712
Turkiye Vakiflar Bankasi Tao	107	245
UEM Land Holdings Bhd	223	175
Unitech Ltd. (c)	104	26
VTB Bank OJSC	491,497	646
Woori Finance Holdings Co. Ltd.	60	702
Woori Investment & Securities Co. Ltd.	20	221
Yapi ve Kredi Bankasi A/S	156	348
Yuanta Financial Holding Co. Ltd.	1,371	702
Yuexiu Property Co. Ltd.	950	262
		147,703
HEALTH CARE - 1.5%
Apollo Hospitals Enterprise Ltd.	12	183
Aspen Pharmacare Holdings Ltd.	47	1,233
Bangkok Dusit Medical Services PCL - NVDR	42	169
Celltrion Inc.	10	413
Cipla Ltd.	59	410
Divi’s Laboratories Ltd.	5	76
Dr. Reddy’s Laboratories Ltd.	16	604
Genomma Lab Internacional SAB de CV - Class B (c)	131	299
IHH Healthcare Bhd (c)	406	517
Kalbe Farma Tbk PT	3,895	397
Life Healthcare Group Holdings Ltd.	142	507
Lupin Ltd.	12	165
Mediclinic International Ltd.	65	484
Netcare Ltd.	152	364
Odontoprev SA	47	206
Piramal Healthcare Ltd.	14	131
Ranbaxy Laboratories Ltd. (c)	19	101
ScinoPharm Taiwan Ltd.	18	52
Shandong Weigao Group Medical Polymer Co. Ltd. (e)	290	285
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	118	227
Sihuan Pharmaceutical Holdings Group Ltd.	297	203
Sino Biopharmaceutical	380	258
Sinopharm Group Co. Ltd. - Class H (e)	164	411
Sun Pharmaceutical Industries Ltd.	96	913
Wockhardt Ltd	3	26
Yuhan Corp.	1	222
		8,856
INDUSTRIALS - 6.2%
Aboitiz Equity Ventures Inc.	351	363
Adani Enterprises Ltd.	26	59
Aditya Birla Nuvo Ltd.	4	78
Air China Ltd. - Class H	332	225
AirAsia Bhd	199	156
Airports of Thailand PCL - NVDR	74	444
Alfa SAB de CV - Class A	447	1,205
All America Latina Logistica SA	64	255
Alliance Global Group Inc.	366	198
Arteris SA	19	166
AviChina Industry & Technology Co. Ltd. - Class H	244	125
Barloworld Ltd.	38	363
Beijing Capital International Airport Co. Ltd. - Class H	270	177
Beijing Enterprises Holdings Ltd.	80	578
Bharat Heavy Electricals Ltd.	98	214
Bidvest Group Ltd.	47	1,187
CCR SA	143	1,130
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. - Class H (e)	207	180
China Airlines Ltd. (c)	499	187
China Communications Constructions Co. Ltd. - Class H	696	550
China COSCO Holdings Co. Ltd. - Class H (c) (e)	367	182
China Everbright International Ltd.	367	325
China International Marine Containers Group Co. Ltd. - Class H	89	160
China Merchants Holdings International Co. Ltd.	177	643
China Railway Construction Corp. Ltd. - Class H (e)	287	304
China Railway Group Ltd. - Class H	559	306
China Shipping Container Lines Co. Ltd. - Class H (c)	713	187
China Southern Airlines Co. Ltd. - Class H	266	99
China State Construction International Holdings Ltd.	310	500
Citic Pacific Ltd. (e)	231	300
CJ Corp.	2	207
COSCO Pacific Ltd.	258	395
CSR Corp. Ltd. - Class H	327	229
CTCI Corp.	87	141
Daelim Industrial Co. Ltd.	5	409
Daewoo Engineering & Construction Co. Ltd. (c)	24	194
Daewoo International Corp.	8	271
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16	525
DMCI Holdings Inc.	133	140
Doosan Corp.	2	216
Doosan Heavy Industries and Construction Co. Ltd.	8	344
Doosan Infracore Co. Ltd. (c)	14	207
EcoRodovias Infraestrutura e Logistica SA	21	142
Empresa Brasileira de Aeronautica SA	94	757
Empresas COPEC SA	78	1,107
Enka Insaat ve Sanayi A/S	79	234
Eva Airways Corp. (c)	268	152
Evergreen Marine Corp. Taiwan Ltd. (c)	197	117
Far Eastern New Century Corp.	493	544
Fosun International Ltd.	271	214
Gamuda Bhd	307	433
Greentown China Holdings Ltd. (e)	110	208
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	52	267
Grupo Aeroportuario del Sureste SAB de CV - Class B (e)	34	371
Grupo Carso SAB de CV	100	535
GS Engineering & Construction Corp.	5	163
Hanjin Kal Corp. (c)	—	—
Hiwin Technologies Corp.	32	216
Hyundai Development Co.	9	199
Hyundai Engineering & Construction Co. Ltd.	11	656
Hyundai Glovis Co. Ltd.	2	381
Hyundai Heavy Industries Co. Ltd.	7	1,651
Hyundai Merchant Marine Co. Ltd. (c)	11	180
Hyundai Mipo Dockyard Co. Ltd.	2	298
IJM Corp. Bhd	158	280
International Container Terminal Services Inc.	134	298
Jaiprakash Associates Ltd.	111	62
Jasa Marga Persero Tbk PT	314	141
Jiangsu Expressway Co. Ltd. - Class H	205	242
KCC Corp.	1	349
KOC Holding A/S	122	561

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Korea Aerospace Industries Ltd.	5	135
Korean Air Lines Co. Ltd. (c)	4	150
Larsen & Toubro Ltd.	54	686
Latam Airlines Group SA	47	705
Localiza Rent a Car SA	23	347
LS Corp.	3	245
LS Industrial Systems Co. Ltd.	2	111
Malaysia Airports Holdings Bhd	107	250
MISC Bhd	180	282
MMC Corp. Bhd	93	74
Multiplus SA	5	57
Mundra Port and Special Economic Zone Ltd.	73	161
OHL Mexico SAB de CV (c) (e)	105	277
Qualicorp SA (c)	29	265
Reunert Ltd.	30	217
S1 Corp.	2	135
Samsung C&T Corp.	19	1,131
Samsung Engineering Co. Ltd.	5	379
Samsung Heavy Industries Co. Ltd.	27	1,070
Samsung Techwin Co. Ltd.	7	374
Shanghai Electric Group Co. Ltd. - Class H	398	142
Shanghai Industrial Holdings Ltd.	70	232
Siemens Ltd.	9	65
Sime Darby Bhd	423	1,234
SK Holdings Co. Ltd.	4	734
SK Networks Co. Ltd.	22	135
Taiwan Glass Industrial Corp.	206	210
TAV Havalimanlari Holding A/S	26	183
Teco Electric and Machinery Co. Ltd.	297	314
Turk Hava Yollari	86	327
U-Ming Marine Transport Corp.	88	160
United Tractors Tbk PT	303	426
Walsin Lihwa Corp. (c)	601	184
Wan Hai Lines Ltd.	268	154
WEG SA	35	424
Weichai Power Co. Ltd. - Class H	71	279
Yang Ming Marine Transport Corp. (c)	200	91
Zhejiang Expressway Co. Ltd. - Class H	222	205
Zhuzhou CSR Times Electric Co. Ltd. - Class H	81	264
		37,696
INFORMATION TECHNOLOGY - 14.0%
Acer Inc. (c)	412	286
Advanced Semiconductor Engineering Inc.	984	952
Advantech Co. Ltd.	50	280
Asustek Computer Inc.	107	853
AU Optronics Corp. (c)	1,440	538
Catcher Technology Co. Ltd.	103	543
Cheng Uei Precision Industry Co. Ltd.	49	99
Chicony Electronics Co. Ltd.	82	204
Cielo SA	56	1,529
Clevo Co.	81	157
Compal Electronics Inc.	623	455
Delta Electronics Inc.	291	1,413
Epistar Corp.	114	216
Foxconn Technology Co. Ltd.	130	338
HCL Technologies Ltd.	33	570
Hermes Microvision Inc.	4	117
Hon Hai Precision Industry Co. Ltd.	1,802	4,624
HTC Corp.	119	531
Infosys Ltd.	75	3,594
Innolux Corp. (c)	1,104	530
Inventec Corp.	395	382
Kinsus Interconnect Technology Corp.	36	127
Largan Precision Co. Ltd.	16	538
Lenovo Group Ltd. (e)	1,038	1,088
LG Innotek Co. Ltd. (c)	2	135
Lite-On Technology Corp.	320	546
MediaTek Inc.	198	2,452
MStar Semiconductor Inc.	29	268
NCSoft Corp.	3	466
NHN Corp.	4	2,300
NHN Entertainment Corp. (c)	2	210
Novatek Microelectronics Corp.	95	394
Pegatron Corp.	255	364
Phison Electronics Corp.	20	144
Powertech Technology Inc.	105	198
Quanta Computer Inc.	408	885
Radiant Opto-Electronics Corp.	67	239
Realtek Semiconductor Corp.	60	146
Samsung Electro-Mechanics Co. Ltd.	9	731
Samsung Electronics Co. Ltd.	18	22,712
Samsung SDI Co.	6	989
Siliconware Precision Industries Co.	518	607
Simplo Technology Co. Ltd.	40	193
SK C&C Co. Ltd.	4	402
SK Hynix Inc. (c)	85	2,393
Synnex Technology International Corp.	217	340
Taiwan Semiconductor Manufacturing Co. Ltd.	3,990	13,588
Tata Consultancy Services Ltd.	74	2,287
Tencent Holdings Ltd.	165	8,687
Totvs SA	19	327
TPK Holding Co. Ltd.	32	290
Transcend Information Inc.	21	66
Tripod Technology Corp.	68	133
Unimicron Technology Corp.	195	166
United Microelectronics Corp.	2,038	872
Vanguard International Semiconductor Corp.	78	86
Wipro Ltd.	100	754
Wistron Corp.	380	369
WPG Holdings Co. Ltd.	225	265
Zhen Ding Technology Holding Ltd.	17	39
		85,007
MATERIALS - 8.6%
ACC Ltd.	5	92
African Rainbow Minerals Ltd.	19	366
Aluminum Corp. of China Ltd. - Class H (c)	648	240
Ambuja Cements Ltd.	112	328
Anglo Platinum Ltd. (c)	10	427
AngloGold Ashanti Ltd.	59	784
Anhui Conch Cement Co. Ltd. - Class H (e)	201	647
Asia Cement Corp.	374	474
Asian Paints Ltd.	47	344
Assore Ltd.	6	269
BBMG Corp. - Class H	182	122
CAP SA	13	288
Cementos Argos SA	68	359
Cemex Latam Holdings SA (c)	29	231
Cheil Industries Inc.	8	663
China Blue Chemical Ltd. - Class H	261	154
China National Building Material Co. Ltd. - Class H (e)	444	427
China Petrochemical Development Corp.	252	124
China Resources Cement Holdings Ltd. (e)	354	235
China Shanshui Cement Group Ltd.	215	83
China Steel Corp.	1,807	1,586
Cia de Minas Buenaventura SA - ADR	28	323
Cia Siderurgica Nacional SA	118	498
Duratex SA	41	242
Empresas CMPC SA	194	588
Eregli Demir ve Celik Fabrikalari TAS	222	281
Feng Hsin Iron & Steel Co.	44	77
Fibria Celulose SA (c)	37	423
Formosa Chemicals & Fibre Corp.	507	1,347
Formosa Petrochemical Corp.	186	488

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Formosa Plastics Corp.	667	1,721
Fushan International Energy Group Ltd. (e)	466	157
Gold Fields Ltd.	120	550
Grupo Argos SA	50	587
Grupo Mexico SAB de CV	629	1,884
Hanwha Chem Corp.	15	286
Hanwha Corp.	7	261
Harmony Gold Mining Co. Ltd.	59	204
Hindalco Industries Ltd.	159	285
Honam Petrochemical Corp.	3	538
Hyosung Corp.	4	274
Hyundai Hysco Co. Ltd.	5	231
Hyundai Steel Co.	9	677
Impala Platinum Holdings Ltd.	92	1,141
Indocement Tunggal Prakarsa Tbk PT	245	381
Indorama Ventures PCL	100	70
Indorama Ventures PCL - NVDR	147	103
Industrias CH SAB de CV - Class B (c)	26	155
Industrias Penoles SAB de CV	22	653
IOI Corp. Bhd	487	801
Jastrzebska Spolka Weglowa SA	8	199
Jiangxi Copper Co. Ltd. - Class H	255	504
Jindal Steel & Power Ltd.	53	202
JSW Steel Ltd.	14	166
KGHM Polska Miedz SA	22	875
Kingboard Chemical Holdings Ltd.	116	299
Korea Kumho Petrochemical	2	191
Korea Zinc Co. Ltd.	1	429
Koza Altin Isletmeleri A/S	5	85
Kuala Lumpur Kepong Bhd	84	584
Kumba Iron Ore Ltd.	12	569
Lafarge Malayan Cement Bhd	74	215
LCY Chemical Corp.	88	112
Lee & Man Paper Manufacturing Ltd.	219	128
LG Chem Ltd.	8	2,180
LG Corp.	16	975
Mexichem SAB de CV (e)	176	765
Minera Frisco SAB de CV - Class A-1 (c)	94	243
MMC Norilsk Nickel - ADR	40	576
MMC Norilsk Nickel OJSC	4	589
Nampak Ltd	98	305
Nan Ya Plastics Corp.	781	1,644
Nine Dragons Paper Holdings Ltd.	286	202
Northam Platinum Ltd. (c)	49	209
OCI Co. Ltd.	3	447
Petronas Chemicals Group Bhd	465	977
Polski Koncern Naftowy Orlen SA	52	734
POSCO Inc.	11	3,163
PPC Ltd.	70	210
PT Semen Indonesia	479	538
PTT Global Chemical PCL	119	285
PTT Global Chemical PCL - NVDR	140	334
Sappi Ltd. (c)	91	229
Sesa Goa Ltd.	178	516
Severstal OAO	41	359
Siam Cement PCL	8	107
Siam Cement PCL - NVDR	60	816
Sinopec Shanghai Petrochemical Co. Ltd. - Class H (c)	320	119
Southern Copper Corp.	27	727
Synthos SA	89	136
Taiwan Cement Corp.	576	834
Taiwan Fertilizer Co. Ltd.	136	320
Tata Steel Ltd.	54	236
Thai Oil PCL	78	144
TSRC Corp.	87	156
Ultratech Cement Ltd.	5	133
Uralkali OJSC	203	1,063
Vale SA	213	3,298
Yingde Gases	171	168
Zaklady Azotowe w Tarnowie-Moscicach SA	8	188
Zhaojin Mining Industry Co. Ltd. - Class H	167	149
Zijin Mining Group Co. Ltd.	1,058	255
		52,356
TELECOMMUNICATION SERVICES - 7.3%
Advanced Info Service PCL	64	524
Advanced Info Service PCL - NVDR	107	873
America Movil SAB de CV - Class L	5,951	5,902
Axiata Group Bhd	405	854
Bharti Airtel Ltd.	92	469
China Communication Services Corp. Ltd. - Class H	410	240
China Mobile Ltd.	976	10,982
China Telecom Corp. Ltd. - Class H	2,170	1,072
China Unicom Hong Kong Ltd. (e)	738	1,145
Chunghwa Telecom Co. Ltd.	616	1,961
DiGi.Com Bhd	583	870
ENTEL Chile SA	20	318
Far EasTone Telecommunications Co. Ltd.	241	600
Globe Telecom Inc.	5	169
Idea Cellular Ltd.	107	287
Indosat Tbk PT - Class A	220	79
KT Corp. - ADR	10	174
LG Telecom Ltd. (c)	33	353
Magyar Telekom Telecommunications Plc	53	73
Maroc Telecom SA	11	122
Maxis Bhd	366	786
MegaFon OAO - GDR	11	381
MegaFon OAO - GDR	2	58
Mobile Telesystems OJSC - ADR	84	1,872
MTN Group Ltd.	275	5,372
Orascom Telecom Holding SAE (c)	373	239
Philippine Long Distance Telephone Co.	6	423
Reliance Communications Ltd.	88	208
Rostelecom OJSC	177	554
Sistema JSFC - GDR	7	178
Sistema JSFC - GDR	16	427
SK Telecom Co. Ltd.	1	303
SK Telecom Co. Ltd. - ADR (e)	1	22
Taiwan Mobile Co. Ltd.	276	978
Telecom Egypt Co.	68	135
Telefonica O2 Czech Republic A/S	19	309
Telekom Malaysia Bhd	171	276
Telekomunikacja Polska SA	94	250
Telekomunikasi Indonesia Persero Tbk PT - Class B	7,517	1,366
Tim Participacoes SA	127	590
True Corp PCL - NVDR (c)	844	209
Turk Telekomunikasyon A/S	81	283
Turkcell Iletisim Hizmetleri A/S (c)	122	718
Vodacom Group Ltd.	57	704
XL Axiata Tbk PT	445	163
ZTE Corp. - Class H (c) (e)	112	233
		44,104
UTILITIES - 2.9%
Aboitiz Power Corp.	285	206
AES Gener SA	386	225
Aguas Andinas SA - Class A	336	232
Centrais Eletricas Brasileiras SA	34	97
CEZ A/S	26	680
China Gas Holdings Ltd.	335	365
China Longyuan Power Group Corp. - Class H	470	488
China Resources Gas Group Ltd.	136	348
China Resources Power Holdings Co. Ltd.	321	764

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cia de Saneamento Basico do Estado de Sao Paulo	54	535
Cia de Saneamento de Minas Gerais	9	147
Colbun SA	1,312	339
CPFL Energia SA	40	344
Datang International Power Generation Co. Ltd. - Class H	466	206
E-CL SA	68	94
EDP - Energias do Brasil SA	31	165
Empresa Nacional de Electricidad SA	542	756
Enea SA	23	105
Enersis SA	3,141	1,001
ENN Energy Holdings Ltd.	116	647
Federal Grid Co. Unified Energy System JSC (c)	58,771	179
GAIL India Ltd.	49	255
GCL-Poly Energy Holdings Ltd. (c)	1,547	448
Glow Energy PCL	42	89
Glow Energy PCL - NVDR	26	54
Huaneng Power International Inc. - Class H	506	507
Inter RAO JSC (c)	436,900	149
Interconexion Electrica SA	63	311
Isagen SA ESP	177	271
Korea Electric Power Corp. (c)	39	1,102
Korea Gas Corp.	4	209
MPX Energia SA (c)	30	72
NTPC Ltd.	175	412
Perusahaan Gas Negara PT	1,801	809
Petronas Gas Bhd	94	633
PGE SA	121	644
Power Grid Corp. of India Ltd.	176	276
Reliance Infrastructure Ltd.	13	75
Reliance Power Ltd. (c)	103	111
RusHydro Management Co. - ADR	193	304
Tata Power Co. Ltd.	131	170
Tauron Polska Energia SA	157	241
Tenaga Nasional Bhd	445	1,232
Tractebel Energia SA	25	410
Transmissora Alianca de Energia Eletrica SA	16	157
YTL Corp. Bhd	731	345
YTL Power International Bhd	424	232
		17,441
Total Common Stocks (cost $550,296)		550,211

PREFERRED STOCKS - 7.6%

CONSUMER DISCRETIONARY - 0.6%
Grupo Televisa SAB	423	2,364
Hyundai Motor Co.	4	441
Hyundai Motor Co.	6	640
Lojas Americanas SA	66	486
		3,931
CONSUMER STAPLES - 0.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	21	962
Cia de Bebidas das Americas	112	4,302
Embotelladora Andina SA, Class B	43	236
		5,500
ENERGY - 1.1%
AK Transneft OAO	—	657
Petroleo Brasileiro SA	678	5,631
Surgutneftegas OAO	122	88
		6,376
FINANCIALS - 2.4%
Banco Bradesco SA	343	4,749
Banco Davivienda SA	12	154
Banco do Estado do Rio Grande do Sul	25	170
BanColombia SA	51	739
Bradespar SA	34	380
Grupo Aval Acciones y Valores	249	182
Grupo de Inversiones Suramericana SA	15	303
Itau Unibanco Holding SA	409	5,790
Itausa - Investimentos Itau SA	463	1,881
Sberbank of Russia	160	367
		14,715
INDUSTRIALS - 0.0%
Marcopolo SA	64	190

INFORMATION TECHNOLOGY - 0.5%
Samsung Electronics Co. Ltd.	3	2,727

MATERIALS - 1.6%
Braskem SA	19	154
Cemex SAB de CV (e)	1,781	1,998
Gerdau SA	145	1,075
Grupo Argos SA	17	198
Klabin SA	82	427
LG Chem Ltd.	1	144
Metalurgica Gerdau SA	47	440
Sociedad Quimica y Minera de Chile SA	17	513
Suzano Papel e Celulose SA	54	214
Usinas Siderurgicas de Minas Gerais SA, Class A	50	239
Vale SA	307	4,380
		9,782
TELECOMMUNICATION SERVICES - 0.2%
Oi SA	98	187
Telefonica Brasil SA	49	1,085
		1,272
UTILITIES - 0.3%
AES Tiete SA	12	120
Centrais Eletricas Brasileiras SA	33	150
Cia Energetica de Minas Gerais	92	786
Cia Energetica de Sao Paulo	29	303
Cia Paranaense de Energia	14	189
		1,548
Total Preferred Stocks (cost $51,268)		46,041

RIGHTS - 0.0%
Cia Cervecerias Unidas SA (c)	3	1
Hyundai Merchant Marine (c) (f)	1	3
Korea Gas Corp. (c) (f)	1	6
Total Rights (cost $0)		10

INVESTMENT COMPANIES - 0.7%
iShares MSCI Emerging Market Index Fund	106	4,338
Total Investment Companies (cost $4,446)		4,338

SHORT TERM INVESTMENTS - 3.4%

Investment Companies - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	6,424	6,424
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	13,325	13,325

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.04%, 12/05/13 (o)	$320	320
Total Short Term Investments (cost $20,069)		20,069

Total Investments - 102.5% (cost $626,079)		620,669
Other Assets and Liabilities, Net - (2.5%)		(14,932)
Total Net Assets - 100.0%		$605,737

JNL/Mellon Capital European 30 Fund

COMMON STOCKS - 101.2%

CONSUMER DISCRETIONARY - 11.1%
Axel Springer AG	57	$3,180
Reed Elsevier Plc	233	3,135
Wolters Kluwer NV	119	3,068
		9,383
CONSUMER STAPLES - 13.9%
Koninklijke Ahold NV	182	3,147
Metro AG	88	3,481
Tesco Plc	444	2,584
WM Morrison Supermarkets Plc	568	2,575
		11,787
ENERGY - 7.2%
OMV AG	67	3,323
Total SA (e)	47	2,736
		6,059
FINANCIALS - 21.8%
3i Group Plc	687	4,045
Baloise Holding AG	28	3,131
Hannover Rueckversicherung AG	31	2,295
ICAP Plc	486	2,944
Nordea Bank AB	254	3,068
SCOR SE	90	2,990
		18,473
HEALTH CARE - 6.8%
GlaxoSmithKline Plc	112	2,812
Novartis AG	39	2,975
		5,787
INDUSTRIALS - 14.7%
BAE Systems Plc	443	3,257
G4S Plc	582	2,399
Hexagon AB - Class B	97	2,919
Thales SA	70	3,855
		12,430
TELECOMMUNICATION SERVICES - 16.6%
Belgacom SA (e)	82	2,169
Portugal Telecom SGPS SA	489	2,206
Swisscom AG	6	2,711
Tele2 AB - Class B	133	1,695
Telefonica SA (c)	181	2,809
Vivendi SA	109	2,499
		14,089
UTILITIES - 9.1%
Centrica Plc	448	2,679
Enagas SA	114	2,796
Enel SpA	587	2,253
		7,728
Total Common Stocks (cost $78,521)		85,736

SHORT TERM INVESTMENTS - 4.7%

Investment Companies - 2.7%
JNL Money Market Fund, 0.01% (a) (h)	2,268	2,268

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	1,726	1,726
Total Short Term Investments (cost $3,994)		3,994

Total Investments - 105.9% (cost $82,515)		89,730
Other Assets and Liabilities, Net - (5.9%)		(5,037)
Total Net Assets - 100.0%		$84,693

JNL/Mellon Capital Pacific Rim 30 Fund

COMMON STOCKS - 97.9%

CONSUMER DISCRETIONARY - 5.4%
Shimamura Co. Ltd.	43	$4,281
Yue Yuen Industrial Holdings Ltd.	1,252	3,494
		7,775
CONSUMER STAPLES - 6.4%
FamilyMart Co. Ltd. (e)	101	4,394
Lawson Inc. (e)	62	4,822
		9,216
ENERGY - 2.9%
Idemitsu Kosan Co. Ltd.	48	4,178

FINANCIALS - 15.9%
Australia & New Zealand Banking Group Ltd.	160	4,613
Bendigo and Adelaide Bank Ltd. (e)	473	4,423
First Pacific Co. Ltd.	3,806	4,207
Insurance Australia Group Ltd.	857	4,697
Suncorp Group Ltd.	395	4,833
		22,773
INDUSTRIALS - 21.4%
Central Japan Railway Co.	52	6,610
East Japan Railway Co. (e)	65	5,572
Sumitomo Corp.	328	4,433
Toll Holdings Ltd. (e)	881	4,801
West Japan Railway Co.	106	4,549
Yangzijiang Shipbuilding Holdings Ltd. (e)	5,309	4,639
		30,604
MATERIALS - 3.4%
Amcor Ltd.	498	4,859

TELECOMMUNICATION SERVICES - 14.1%
KDDI Corp. (e)	119	6,089
Nippon Telegraph & Telephone Corp.	99	5,175
NTT DoCoMo Inc. (e)	291	4,714
Telecom Corp. of New Zealand Ltd. (e)	2,223	4,288
		20,266
UTILITIES - 28.4%
AGL Energy Ltd.	261	3,767
Cheung Kong Infrastructure Holdings Ltd.	682	4,730
CLP Holdings Ltd.	500	4,068
Electric Power Development Co. Ltd. (e)	176	5,753
Hongkong Electric Holdings Ltd.	489	4,378
Osaka Gas Co. Ltd.	1,149	4,898
SP AusNet	3,620	4,055
Toho Gas Co. Ltd. (e)	779	4,083

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Tokyo Gas Co. Ltd.	914	5,012
		40,744
Total Common Stocks (cost $129,803)		140,415

INVESTMENT COMPANIES - 1.0%
Vanguard MSCI Pacific ETF (e)	23	1,410
Total Investment Companies (cost $1,434)		1,410

SHORT TERM INVESTMENTS - 21.0%

Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	741	741
Securities Lending Collateral - 20.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	29,437	29,437
Total Short Term Investments (cost $30,178)		30,178

Total Investments - 119.9% (cost $161,415)		172,003
Other Assets and Liabilities, Net - (19.9%)		(28,546)
Total Net Assets - 100.0%		$143,457

JNL/Mellon Capital S&P 500 Index Fund

COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 12.2%
Abercrombie & Fitch Co. - Class A	12	$432
Amazon.com Inc. (c)	66	20,539
AutoNation Inc. (c)	12	606
AutoZone Inc. (c)	6	2,690
Bed Bath & Beyond Inc. (c) (e)	38	2,958
Best Buy Co. Inc.	47	1,775
BorgWarner Inc.	20	2,062
Cablevision Systems Corp. - Class A	38	639
Carmax Inc. (c)	40	1,916
Carnival Corp.	78	2,535
CBS Corp. - Class B	99	5,470
Chipotle Mexican Grill Inc. - Class A (c)	5	2,326
Coach Inc.	49	2,683
Comcast Corp. - Class A	464	20,963
D.R. Horton Inc.	48	941
Darden Restaurants Inc.	22	1,029
Delphi Automotive Plc	51	2,971
DIRECTV (c)	91	5,454
Discovery Communications Inc. - Class A (c)	41	3,500
Dollar General Corp. (c)	53	2,973
Dollar Tree Inc. (c)	39	2,248
Expedia Inc.	19	999
Family Dollar Stores Inc.	16	1,171
Ford Motor Co.	699	11,796
Fossil Group Inc. (c)	9	1,057
GameStop Corp. - Class A (e)	20	1,017
Gannett Co. Inc.	39	1,057
Gap Inc.	51	2,053
Garmin Ltd. (e)	22	998
General Motors Co. (c)	167	6,006
Genuine Parts Co.	27	2,203
Goodyear Tire & Rubber Co.	42	952
H&R Block Inc.	46	1,232
Harley-Davidson Inc.	39	2,524
Harman International Industries Inc.	12	782
Hasbro Inc. (e)	20	934
Home Depot Inc.	254	19,287
International Game Technology	45	852
Interpublic Group of Cos. Inc.	73	1,253
J.C. Penney Co. Inc. (c) (e)	35	307
Johnson Controls Inc.	121	5,036
Kohl’s Corp.	35	1,798
L Brands Inc.	42	2,572
Leggett & Platt Inc.	25	749
Lennar Corp. - Class A (e)	29	1,009
Lowe’s Cos. Inc.	186	8,851
Macy’s Inc.	67	2,902
Marriott International Inc. - Class A	41	1,718
Mattel Inc.	61	2,534
McDonald’s Corp.	177	17,072
McGraw-Hill Cos. Inc.	48	3,142
Netflix Inc. (c)	10	3,229
Newell Rubbermaid Inc.	49	1,347
News Corp. - Class A (c)	84	1,354
Nike Inc. - Class B	133	9,641
Nordstrom Inc.	25	1,430
O’Reilly Automotive Inc. (c)	19	2,472
Omnicom Group Inc.	45	2,868
PetSmart Inc. (e)	18	1,351
Priceline.com Inc. (c)	9	9,240
Pulte Homes Inc.	59	971
PVH Corp.	14	1,714
Ralph Lauren Corp. - Class A	11	1,770
Ross Stores Inc.	38	2,802
Scripps Networks Interactive Inc. - Class A	20	1,528
Staples Inc.	117	1,713
Starbucks Corp.	133	10,264
Starwood Hotels & Resorts Worldwide Inc.	34	2,269
Target Corp.	111	7,124
Tiffany & Co.	20	1,516
Time Warner Cable Inc.	51	5,642
Time Warner Inc.	163	10,745
TJX Cos. Inc.	127	7,156
TripAdvisor Inc. (c)	20	1,496
Twenty-First Century Fox Inc. - Class A	353	11,809
Urban Outfitters Inc. (c)	19	703
VF Corp.	15	3,049
Viacom Inc. - Class B	77	6,474
Walt Disney Co.	297	19,126
Washington Post Co. - Class B	1	492
Whirlpool Corp.	14	2,041
Wyndham Worldwide Corp.	23	1,417
Wynn Resorts Ltd.	14	2,217
Yum! Brands Inc.	78	5,580
		333,123
CONSUMER STAPLES - 9.7%
Altria Group Inc.	356	12,220
Archer-Daniels-Midland Co.	115	4,229
Avon Products Inc.	77	1,581
Beam Inc.	28	1,834
Brown-Forman Corp. - Class B	29	1,961
Campbell Soup Co.	32	1,285
Clorox Co.	23	1,895
Coca-Cola Co.	677	25,638
Coca-Cola Enterprises Inc.	45	1,826
Colgate-Palmolive Co.	156	9,274
ConAgra Foods Inc.	73	2,220
Constellation Brands Inc. - Class A (c)	29	1,685
Costco Wholesale Corp.	77	8,921
CVS Caremark Corp.	218	12,373
Dr. Pepper Snapple Group Inc.	35	1,562
Estee Lauder Cos. Inc. - Class A	45	3,168
General Mills Inc.	114	5,456
Hershey Co.	26	2,432
Hormel Foods Corp.	23	981
JM Smucker Co.	19	1,982

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Kellogg Co.	44	2,610
Kimberly-Clark Corp.	68	6,403
Kraft Foods Group Inc.	106	5,540
Kroger Co.	92	3,707
Lorillard Inc.	66	2,958
McCormick & Co. Inc.	24	1,527
Mead Johnson Nutrition Co.	35	2,632
Molson Coors Brewing Co. - Class B	28	1,415
Mondelez International Inc. - Class A	316	9,929
Monster Beverage Corp. (c)	25	1,292
PepsiCo Inc.	274	21,765
Philip Morris International Inc.	287	24,880
Procter & Gamble Co.	486	36,755
Reynolds American Inc.	56	2,718
Safeway Inc. (e)	41	1,318
Sysco Corp.	104	3,320
Tyson Foods Inc. - Class A	48	1,358
Wal-Mart Stores Inc.	289	21,371
Walgreen Co.	154	8,300
Whole Foods Market Inc.	66	3,864
		266,185
ENERGY - 10.1%
Anadarko Petroleum Corp.	89	8,295
Apache Corp.	72	6,100
Baker Hughes Inc.	79	3,857
Cabot Oil & Gas Corp. - Class A	74	2,753
Cameron International Corp. (c)	43	2,537
Chesapeake Energy Corp. (e)	91	2,355
Chevron Corp.	343	41,676
ConocoPhillips	217	15,090
CONSOL Energy Inc.	39	1,306
Denbury Resources Inc. (c)	64	1,181
Devon Energy Corp.	68	3,909
Diamond Offshore Drilling Inc. (e)	12	753
Ensco Plc - Class A	41	2,198
EOG Resources Inc.	48	8,183
EQT Corp.	26	2,342
Exxon Mobil Corp.	782	67,241
FMC Technologies Inc. (c)	42	2,307
Halliburton Co.	150	7,217
Helmerich & Payne Inc. (e)	18	1,250
Hess Corp.	52	4,025
Kinder Morgan Inc.	119	4,247
Marathon Oil Corp.	126	4,390
Marathon Petroleum Corp.	55	3,535
Murphy Oil Corp.	32	1,927
Nabors Industries Ltd.	51	819
National Oilwell Varco Inc.	76	5,924
Newfield Exploration Co. (c)	24	650
Noble Corp.	45	1,694
Noble Energy Inc.	63	4,193
Occidental Petroleum Corp.	143	13,378
Peabody Energy Corp.	47	806
Phillips 66	108	6,219
Pioneer Natural Resources Co.	25	4,648
QEP Resources Inc.	31	858
Range Resources Corp.	29	2,173
Rowan Cos. Plc - Class A (c)	22	793
Schlumberger Ltd.	235	20,755
Southwestern Energy Co. (c)	62	2,245
Spectra Energy Corp.	119	4,063
Tesoro Corp.	23	1,028
Valero Energy Corp.	96	3,282
Williams Cos. Inc.	119	4,324
WPX Energy Inc. (c)	35	673
		277,199
FINANCIALS - 15.6%
ACE Ltd.	60	5,643
AFLAC Inc.	82	5,114
Allstate Corp.	82	4,127
American Express Co.	165	12,437
American International Group Inc.	262	12,743
American Tower Corp.	70	5,194
Ameriprise Financial Inc.	35	3,206
Aon Plc - Class A	55	4,058
Apartment Investment & Management Co. - Class A	25	710
Assurant Inc.	14	757
AvalonBay Communities Inc.	21	2,706
Bank of America Corp.	1,907	26,320
Bank of New York Mellon Corp. (a)	202	6,084
BB&T Corp.	125	4,213
Berkshire Hathaway Inc. - Class B (c)	320	36,273
BlackRock Inc.	22	6,047
Boston Properties Inc.	27	2,839
Capital One Financial Corp.	104	7,139
CBRE Group Inc. - Class A (c)	52	1,206
Charles Schwab Corp.	205	4,335
Chubb Corp.	45	4,032
Cincinnati Financial Corp.	26	1,244
Citigroup Inc.	540	26,189
CME Group Inc.	56	4,117
Comerica Inc.	32	1,244
Discover Financial Services	85	4,315
E*TRADE Financial Corp. (c)	37	611
Equity Residential	59	3,182
Fifth Third Bancorp	153	2,761
Franklin Resources Inc.	72	3,644
Genworth Financial Inc. - Class A (c)	84	1,080
Goldman Sachs Group Inc.	74	11,728
Hartford Financial Services Group Inc.	80	2,486
HCP Inc.	81	3,304
Health Care REIT Inc.	50	3,101
Host Hotels & Resorts Inc.	131	2,309
Hudson City Bancorp Inc.	86	781
Huntington Bancshares Inc.	144	1,189
IntercontinentalExchange Inc. (c) (e)	13	2,317
Invesco Ltd.	78	2,487
JPMorgan Chase & Co.	668	34,544
KeyCorp	162	1,848
Kimco Realty Corp.	73	1,478
Legg Mason Inc. (e)	18	599
Leucadia National Corp.	55	1,511
Lincoln National Corp.	46	1,919
Loews Corp.	54	2,517
M&T Bank Corp. (e)	23	2,579
Macerich Co.	25	1,419
Marsh & McLennan Cos. Inc.	96	4,177
MetLife Inc.	199	9,330
Moody’s Corp.	34	2,393
Morgan Stanley	247	6,649
NASDAQ OMX Group Inc.	21	669
Northern Trust Corp.	40	2,175
NYSE Euronext	43	1,800
People’s United Financial Inc. (e)	58	831
Plum Creek Timber Co. Inc.	28	1,297
PNC Financial Services Group Inc.	94	6,832
Principal Financial Group Inc.	48	2,076
Progressive Corp.	97	2,645
ProLogis Inc.	88	3,325
Prudential Financial Inc.	82	6,433
Public Storage	26	4,114
Regions Financial Corp.	248	2,296

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Simon Property Group Inc.	55	8,163
SLM Corp.	76	1,885
State Street Corp.	79	5,212
SunTrust Banks Inc.	94	3,053
T. Rowe Price Group Inc.	46	3,317
Torchmark Corp.	16	1,150
Travelers Cos. Inc.	65	5,545
U.S. Bancorp	326	11,941
Unum Group	45	1,375
Ventas Inc.	51	3,150
Vornado Realty Trust (e)	31	2,590
Wells Fargo & Co.	858	35,446
Weyerhaeuser Co.	101	2,888
XL Group Plc	50	1,526
Zions Bancorp (e)	32	871
		426,840
HEALTH CARE - 12.6%
Abbott Laboratories	276	9,154
AbbVie Inc.	281	12,587
Actavis Inc. (c)	24	3,399
Aetna Inc.	66	4,216
Agilent Technologies Inc.	60	3,088
Alexion Pharmaceuticals Inc. (c)	35	4,028
Allergan Inc.	53	4,762
AmerisourceBergen Corp.	41	2,501
Amgen Inc.	134	14,969
Baxter International Inc.	96	6,326
Becton Dickinson & Co.	34	3,444
Biogen Idec Inc. (c)	42	10,155
Boston Scientific Corp. (c)	238	2,794
Bristol-Myers Squibb Co.	292	13,524
Cardinal Health Inc.	60	3,114
CareFusion Corp. (c)	37	1,374
Celgene Corp. (c)	73	11,236
Cerner Corp. (c)	51	2,691
CIGNA Corp.	50	3,820
Covidien Plc	82	4,986
CR Bard Inc.	14	1,614
DaVita HealthCare Partners Inc. (c)	31	1,778
Dentsply International Inc.	25	1,065
Edwards Lifesciences Corp. (c)	19	1,332
Eli Lilly & Co.	176	8,855
Express Scripts Holding Co. (c)	144	8,926
Forest Laboratories Inc. (c)	41	1,770
Gilead Sciences Inc. (c)	272	17,074
Hospira Inc. (c)	28	1,116
Humana Inc.	28	2,573
Intuitive Surgical Inc. (c)	7	2,647
Johnson & Johnson	500	43,374
Laboratory Corp. of America Holdings (c)	15	1,521
Life Technologies Corp. (c)	30	2,264
McKesson Corp.	41	5,203
Medtronic Inc.	177	9,426
Merck & Co. Inc.	520	24,734
Mylan Inc. (c)	67	2,549
Patterson Cos. Inc.	15	590
PerkinElmer Inc.	19	736
Perrigo Co. (e)	17	2,056
Pfizer Inc.	1,175	33,744
Quest Diagnostics Inc. (e)	26	1,610
Regeneron Pharmaceuticals Inc. (c)	14	4,328
St. Jude Medical Inc.	50	2,662
Stryker Corp.	52	3,535
Tenet Healthcare Corp. (c)	18	742
Thermo Fisher Scientific Inc.	64	5,894
UnitedHealth Group Inc.	180	12,922
Varian Medical Systems Inc. (c)	19	1,387
Vertex Pharmaceuticals Inc. (c)	41	3,129
Waters Corp. (c)	15	1,602
WellPoint Inc.	52	4,371
Zimmer Holdings Inc.	30	2,425
Zoetis Inc. - Class A	87	2,723
		344,445
INDUSTRIALS - 10.4%
3M Co.	115	13,762
ADT Corp.	37	1,521
AMETEK Inc.	43	1,990
Avery Dennison Corp.	18	787
Boeing Co.	123	14,476
Caterpillar Inc.	113	9,413
CH Robinson Worldwide Inc. (e)	28	1,681
Cintas Corp.	18	922
CSX Corp.	178	4,578
Cummins Inc.	31	4,086
Danaher Corp.	106	7,358
Deere & Co.	67	5,488
Delta Air Lines Inc.	152	3,588
Dover Corp.	30	2,692
Dun & Bradstreet Corp.	7	717
Eaton Corp. Plc	84	5,787
Emerson Electric Co.	127	8,203
Equifax Inc.	21	1,227
Expeditors International of Washington Inc.	35	1,555
Fastenal Co.	47	2,380
FedEx Corp.	53	6,015
Flowserve Corp.	24	1,525
Fluor Corp.	29	2,035
General Dynamics Corp.	59	5,160
General Electric Co.	1,808	43,195
Honeywell International Inc.	139	11,567
Illinois Tool Works Inc.	72	5,494
Ingersoll-Rand Plc	49	3,153
Iron Mountain Inc.	29	787
Jacobs Engineering Group Inc. (c)	22	1,290
Joy Global Inc. (e)	18	936
Kansas City Southern	19	2,118
L-3 Communications Holdings Inc.	15	1,455
Lockheed Martin Corp.	48	6,100
Masco Corp.	61	1,294
Nielsen Holdings NV	36	1,309
Norfolk Southern Corp.	55	4,245
Northrop Grumman Systems Corp.	41	3,904
PACCAR Inc.	63	3,493
Pall Corp. (e)	20	1,541
Parker Hannifin Corp.	26	2,841
Pentair Ltd.	36	2,329
Pitney Bowes Inc. (e)	37	673
Precision Castparts Corp.	26	5,867
Quanta Services Inc. (c)	37	1,007
Raytheon Co.	57	4,355
Republic Services Inc. - Class A	49	1,633
Robert Half International Inc.	24	941
Rockwell Automation Inc.	24	2,617
Rockwell Collins Inc.	23	1,571
Roper Industries Inc.	17	2,310
Ryder System Inc.	9	556
Snap-On Inc.	10	997
Southwest Airlines Co.	123	1,794
Stanley Black & Decker Inc.	28	2,570
Stericycle Inc. (c)	15	1,755
Textron Inc.	50	1,385
Tyco International Ltd.	81	2,841
Union Pacific Corp.	82	12,789
United Parcel Service Inc. - Class B	128	11,716

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
United Technologies Corp.	150	16,155
Waste Management Inc.	77	3,163
WW Grainger Inc.	11	2,869
Xylem Inc.	32	897
		284,458
INFORMATION TECHNOLOGY - 17.3%
Accenture Plc - Class A	114	8,427
Adobe Systems Inc. (c)	85	4,410
Akamai Technologies Inc. (c)	30	1,553
Altera Corp.	56	2,091
Amphenol Corp. - Class A	28	2,173
Analog Devices Inc.	54	2,540
Apple Inc.	161	76,902
Applied Materials Inc.	213	3,740
Autodesk Inc. (c)	38	1,565
Automatic Data Processing Inc.	86	6,200
Broadcom Corp. - Class A	97	2,535
CA Inc.	58	1,734
Cisco Systems Inc.	952	22,291
Citrix Systems Inc. (c)	33	2,317
Cognizant Technology Solutions Corp. - Class A (c)	53	4,314
Computer Sciences Corp.	25	1,319
Corning Inc.	259	3,778
Dell Inc.	260	3,583
eBay Inc. (c)	207	11,536
Electronic Arts Inc. (c)	52	1,324
EMC Corp.	369	9,439
F5 Networks Inc. (c)	13	1,152
Fidelity National Information Services Inc.	51	2,388
First Solar Inc. (c)	13	506
Fiserv Inc. (c)	23	2,361
FLIR Systems Inc.	25	774
Google Inc. - Class A (c)	50	43,503
Harris Corp.	19	1,110
Hewlett-Packard Co.	341	7,154
Intel Corp.	884	20,270
International Business Machines Corp.	183	33,853
Intuit Inc.	53	3,491
Jabil Circuit Inc.	32	695
JDS Uniphase Corp. (c)	41	610
Juniper Networks Inc. (c)	86	1,714
KLA-Tencor Corp.	29	1,781
Lam Research Corp. (c)	29	1,494
Linear Technology Corp.	41	1,637
LSI Corp.	96	750
MasterCard Inc. - Class A	18	12,387
Microchip Technology Inc. (e)	33	1,346
Micron Technology Inc. (c)	180	3,146
Microsoft Corp.	1,346	44,829
Molex Inc.	24	923
Motorola Solutions Inc.	45	2,653
NetApp Inc.	59	2,526
Nvidia Corp.	99	1,536
Oracle Corp.	633	20,996
Paychex Inc.	57	2,310
QUALCOMM Inc.	305	20,513
Red Hat Inc. (c)	34	1,546
Salesforce.com Inc. (c)	97	5,049
SanDisk Corp.	43	2,537
Seagate Technology	56	2,450
Symantec Corp.	122	3,014
TE Connectivity Ltd.	73	3,799
Teradata Corp. (c)	29	1,601
Teradyne Inc. (c) (e)	34	555
Texas Instruments Inc.	195	7,869
Total System Services Inc.	28	821
VeriSign Inc. (c)	26	1,315
Visa Inc. - Class A	92	17,510
Western Digital Corp.	37	2,366
Western Union Co.	98	1,833
Xerox Corp.	216	2,219
Xilinx Inc.	46	2,172
Yahoo! Inc. (c)	168	5,581
		474,416
MATERIALS - 3.4%
Air Products & Chemicals Inc.	37	3,962
Airgas Inc.	11	1,201
Alcoa Inc.	181	1,468
Allegheny Technologies Inc.	19	581
Ball Corp.	26	1,148
Bemis Co. Inc.	18	700
CF Industries Holdings Inc.	10	2,198
Cliffs Natural Resources Inc. (e)	27	557
Dow Chemical Co.	215	8,247
E.I. du Pont de Nemours & Co.	164	9,597
Eastman Chemical Co.	27	2,123
Ecolab Inc.	48	4,751
FMC Corp.	23	1,667
Freeport-McMoRan Copper & Gold Inc.	184	6,091
International Flavors & Fragrances Inc.	14	1,153
International Paper Co.	79	3,542
LyondellBasell Industries NV - Class A	79	5,820
MeadWestvaco Corp.	30	1,159
Monsanto Co.	95	9,874
Mosaic Co.	60	2,597
Newmont Mining Corp.	87	2,450
Nucor Corp.	56	2,727
Owens-Illinois Inc. (c)	28	855
PPG Industries Inc.	25	4,234
Praxair Inc.	52	6,288
Sealed Air Corp.	34	914
Sherwin-Williams Co.	15	2,818
Sigma-Aldrich Corp.	21	1,810
United States Steel Corp. (e)	26	525
Vulcan Materials Co.	22	1,157
		92,214
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.	943	31,889
CenturyLink Inc.	106	3,342
Crown Castle International Corp. (c)	52	3,796
Frontier Communications Corp. (e)	174	723
Verizon Communications Inc.	508	23,704
Windstream Holdings Inc. (e)	103	821
		64,275
UTILITIES - 3.0%
AES Corp.	106	1,409
AGL Resources Inc.	20	941
Ameren Corp.	41	1,432
American Electric Power Co. Inc.	86	3,742
CenterPoint Energy Inc.	76	1,813
CMS Energy Corp.	45	1,191
Consolidated Edison Inc.	51	2,826
Dominion Resources Inc.	103	6,418
DTE Energy Co.	31	2,020
Duke Energy Corp.	125	8,365
Edison International	57	2,630
Entergy Corp.	31	1,982
Exelon Corp.	152	4,503
FirstEnergy Corp.	73	2,668
Integrys Energy Group Inc.	14	770
NextEra Energy Inc.	75	6,039

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
NiSource Inc.	55	1,709
Northeast Utilities	55	2,280
NRG Energy Inc.	58	1,578
Oneok Inc.	36	1,937
Pepco Holdings Inc.	43	797
PG&E Corp.	77	3,161
Pinnacle West Capital Corp.	19	1,032
PPL Corp.	112	3,402
Public Service Enterprise Group Inc.	89	2,914
SCANA Corp.	24	1,096
Sempra Energy	40	3,447
Southern Co.	155	6,385
TECO Energy Inc.	36	594
Wisconsin Energy Corp.	40	1,627
Xcel Energy Inc.	87	2,409
		83,117
Total Common Stocks (cost $2,074,263)		2,646,272

SHORT TERM INVESTMENTS - 4.0%

Investment Companies - 3.1%
JNL Money Market Fund, 0.01% (a) (h)	83,517	83,517

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	21,177	21,177

Treasury Securities - 0.1%
U.S. Treasury Bill
0.04%, 12/05/13 (o)	$3,595	3,595
0.02%, 03/13/14 (o)	275	275
		3,870
Total Short Term Investments (cost $108,564)		108,564

Total Investments - 100.7% (cost $2,182,827)		2,754,836
Other Assets and Liabilities, Net - (0.7%)		(19,733)
Total Net Assets - 100.0%		$2,735,103

JNL/Mellon Capital S&P 400 MidCap Index Fund

COMMON STOCKS - 96.6%

CONSUMER DISCRETIONARY - 13.5%
Aaron’s Inc.	75	$2,066
Advance Auto Parts Inc.	73	6,058
Aeropostale Inc. (c) (e)	74	697
AMC Networks Inc. - Class A (c)	58	3,951
American Eagle Outfitters Inc.	169	2,366
Ann Inc. (c)	46	1,657
Apollo Group Inc. - Class A (c)	99	2,066
Ascena Retail Group Inc. (c)	127	2,525
Bally Technologies Inc. (c) (e)	39	2,780
Big Lots Inc. (c)	58	2,145
Bob Evans Farms Inc.	27	1,573
Brinker International Inc. (e)	66	2,662
Cabela’s Inc. - Class A (c)	46	2,906
Carter’s Inc.	58	4,394
Cheesecake Factory Inc.	49	2,149
Chico’s FAS Inc.	160	2,664
Cinemark Holdings Inc.	102	3,237
CST Brands Inc.	61	1,829
Deckers Outdoor Corp. (c) (e)	34	2,229
DeVry Inc. (e)	57	1,738
Dick’s Sporting Goods Inc.	100	5,360
Domino’s Pizza Inc.	56	3,821
DreamWorks Animation SKG Inc. - Class A (c) (e)	72	2,060
Foot Locker Inc.	147	5,003
Gentex Corp.	143	3,647
Guess? Inc.	61	1,830
HanesBrands Inc.	98	6,099
HSN Inc.	34	1,800
International Speedway Corp. - Class A	25	799
Jarden Corp. (c)	117	5,654
John Wiley & Sons Inc. - Class A	45	2,156
KB Home (e)	82	1,476
Lamar Advertising Co. - Class A (c)	64	2,988
Life Time Fitness Inc. (c)	39	1,988
LKQ Corp. (c)	297	9,455
Matthews International Corp. - Class A	28	1,072
MDC Holdings Inc.	39	1,171
Meredith Corp.	35	1,669
Mohawk Industries Inc. (c)	60	7,833
New York Times Co. - Class A (e)	123	1,552
NVR Inc. (c)	4	3,971
Office Depot Inc. (c) (e)	241	1,163
Panera Bread Co. - Class A (c)	28	4,432
Polaris Industries Inc.	63	8,183
Regis Corp.	44	651
Rent-A-Center Inc.	53	2,018
Saks Inc. (c) (e)	96	1,528
Scholastic Corp. (e)	26	733
Scientific Games Corp. - Class A (c)	52	842
Service Corp. International	210	3,917
Signet Jewelers Ltd.	81	5,774
Sotheby’s - Class A	67	3,315
Tempur-Pedic International Inc. (c)	60	2,623
Thor Industries Inc.	42	2,466
Toll Brothers Inc. (c)	150	4,856
Tractor Supply Co.	138	9,249
Tupperware Brands Corp.	51	4,446
Under Armour Inc. - Class A (c)	79	6,292
Valassis Communications Inc. (e)	38	1,097
Wendy’s Co.	275	2,333
Williams-Sonoma Inc.	88	4,942
WMS Industries Inc. (c)	55	1,438
		195,394
CONSUMER STAPLES - 3.7%
Church & Dwight Co. Inc.	137	8,240
Dean Foods Co. (c)	89	1,709
Energizer Holdings Inc.	62	5,614
Flowers Foods Inc.	172	3,677
Green Mountain Coffee Roasters Inc. (c) (e)	129	9,733
Harris Teeter Supermarkets Inc.	49	2,430
Hillshire Brands Co.	122	3,763
Ingredion Inc.	77	5,089
Lancaster Colony Corp.	18	1,448
Post Holdings Inc. (c)	33	1,333
SUPERVALU Inc. (c) (e)	190	1,566
Tootsie Roll Industries Inc. (e)	20	631
United Natural Foods Inc. (c)	49	3,305
Universal Corp. (e)	22	1,127
WhiteWave Foods Co. - Class A (c)	171	3,425
		53,090
ENERGY - 5.6%
Alpha Natural Resources Inc. (c)	223	1,328
Arch Coal Inc. (e)	199	819
Atwood Oceanics Inc. (c)	57	3,134
Bill Barrett Corp. (c) (e)	49	1,230
CARBO Ceramics Inc. (e)	20	1,972
Cimarex Energy Co.	86	8,288

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Dresser-Rand Group Inc. (c)	76	4,715
Dril-Quip Inc. (c)	40	4,570
Energen Corp.	72	5,496
Helix Energy Solutions Group Inc. (c)	98	2,494
HollyFrontier Corp.	198	8,356
Murphy USA Inc. (c)	45	1,814
Oceaneering International Inc.	108	8,738
Oil States International Inc. (c)	55	5,650
Patterson-UTI Energy Inc.	145	3,110
Rosetta Resources Inc. (c)	60	3,241
SM Energy Co.	66	5,090
Superior Energy Services Inc. (c)	159	3,976
Tidewater Inc.	48	2,846
Unit Corp. (c)	42	1,945
World Fuel Services Corp.	72	2,687
		81,499
FINANCIALS - 21.5%
Affiliated Managers Group Inc. (c)	52	9,549
Alexander & Baldwin Inc.	43	1,564
Alexandria Real Estate Equities Inc.	70	4,471
Alleghany Corp. (c)	17	6,873
American Campus Communities Inc.	104	3,559
American Financial Group Inc.	71	3,834
Apollo Investment Corp.	212	1,728
Arthur J Gallagher & Co.	125	5,469
Aspen Insurance Holdings Ltd.	67	2,438
Associated Bancorp	163	2,528
Astoria Financial Corp.	82	1,022
BancorpSouth Inc.	83	1,663
Bank of Hawaii Corp.	44	2,375
BioMed Realty Trust Inc.	190	3,526
BRE Properties Inc. - Class A	77	3,890
Brown & Brown Inc.	118	3,775
Camden Property Trust	84	5,165
Cathay General Bancorp	74	1,730
CBOE Holdings Inc.	87	3,934
City National Corp.	47	3,152
Commerce Bancshares Inc.	75	3,296
Corporate Office Properties Trust	85	1,974
Cullen/Frost Bankers Inc. (e)	53	3,728
Duke Realty Corp.	320	4,942
East West Bancorp Inc.	135	4,329
Eaton Vance Corp.	120	4,656
Equity One Inc.	62	1,353
Essex Property Trust Inc.	38	5,571
Everest Re Group Ltd.	48	7,023
Extra Space Storage Inc.	105	4,796
Federal Realty Investment Trust	65	6,552
Federated Investors Inc. - Class B (e)	94	2,548
Fidelity National Financial Inc. - Class A	214	5,688
First American Financial Corp.	107	2,613
First Horizon National Corp.	237	2,607
First Niagara Financial Group Inc.	351	3,644
FirstMerit Corp.	165	3,575
Fulton Financial Corp.	198	2,313
Greenhill & Co. Inc.	25	1,247
Hancock Holding Co.	82	2,565
Hanover Insurance Group Inc.	45	2,466
HCC Insurance Holdings Inc.	100	4,390
Highwoods Properties Inc.	88	3,122
Home Properties Inc.	56	3,211
Hospitality Properties Trust	137	3,881
International Bancshares Corp.	55	1,195
Janus Capital Group Inc.	153	1,299
Jones Lang LaSalle Inc.	44	3,831
Kemper Corp.	54	1,829
Kilroy Realty Corp.	80	4,004
Liberty Property Trust	140	4,983
Mack-Cali Realty Corp.	83	1,830
Mercury General Corp.	36	1,752
MSCI Inc. - Class A (c)	120	4,822
National Retail Properties Inc. (e)	120	3,805
New York Community Bancorp Inc. (e)	438	6,621
Old Republic International Corp.	241	3,704
Omega Healthcare Investors Inc.	116	3,456
Potlatch Corp.	40	1,602
Primerica Inc.	53	2,147
Prosperity Bancshares Inc.	55	3,384
Protective Life Corp.	78	3,316
Raymond James Financial Inc.	121	5,041
Rayonier Inc.	124	6,903
Realty Income Corp. (e)	193	7,668
Regency Centers Corp.	90	4,352
Reinsurance Group of America Inc.	71	4,732
SEI Investments Co.	143	4,406
Senior Housing Properties Trust	187	4,368
Signature Bank (c)	46	4,213
SL Green Realty Corp.	91	8,064
StanCorp Financial Group Inc.	44	2,443
SVB Financial Group (c)	45	3,854
Synovus Financial Corp.	969	3,198
Taubman Centers Inc.	63	4,244
TCF Financial Corp.	163	2,324
Trustmark Corp.	67	1,718
UDR Inc.	249	5,899
Valley National Bancorp (e)	199	1,981
Waddell & Reed Financial Inc. - Class A	85	4,390
Washington Federal Inc.	105	2,175
Webster Financial Corp.	90	2,293
Weingarten Realty Investors	111	3,267
Westamerica Bancorp (e)	26	1,309
WR Berkley Corp.	110	4,702
		311,459
HEALTH CARE - 8.6%
Allscripts-Misys Healthcare Solutions Inc. (c)	158	2,357
Bio-Rad Laboratories Inc. - Class A (c)	19	2,281
Charles River Laboratories International Inc. (c)	47	2,176
Community Health Systems Inc.	92	3,812
Cooper Cos. Inc.	48	6,237
Covance Inc. (c)	55	4,748
Cubist Pharmaceuticals Inc. (c)	65	4,146
Endo Pharmaceuticals Holdings Inc. (c)	114	5,163
Health Management Associates Inc. - Class A (c)	257	3,285
Health Net Inc. (c)	78	2,477
Henry Schein Inc. (c)	86	8,899
Hill-Rom Holdings Inc.	58	2,092
HMS Holdings Corp. (c)	87	1,863
Hologic Inc. (c)	266	5,502
Idexx Laboratories Inc. (c)	52	5,209
LifePoint Hospitals Inc. (c)	46	2,140
Mallinckrodt Plc (c)	58	2,565
Masimo Corp.	53	1,412
MEDNAX Inc. (c)	50	5,000
Mettler-Toledo International Inc. (c)	30	7,134
Omnicare Inc.	103	5,698
Owens & Minor Inc. (e)	63	2,187
ResMed Inc. (e)	141	7,443
Salix Pharmaceuticals Ltd. (c)	60	4,022
STERIS Corp.	58	2,507
Techne Corp.	33	2,673
Teleflex Inc.	41	3,361
Thoratec Corp. (c)	55	2,061
United Therapeutics Corp. (c)	47	3,668

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Universal Health Services Inc. - Class B	89	6,637
VCA Antech Inc. (c)	88	2,424
WellCare Health Plans Inc. (c)	43	3,010
		124,189
INDUSTRIALS - 15.9%
Acuity Brands Inc.	43	3,926
AECOM Technology Corp. (c)	100	3,137
AGCO Corp.	90	5,460
Alaska Air Group Inc.	70	4,387
Alliant Techsystems Inc.	32	3,080
B/E Aerospace Inc. (c)	98	7,252
Brink’s Co.	48	1,370
Carlisle Cos. Inc.	63	4,443
CLARCOR Inc.	50	2,749
Clean Harbors Inc. (c)	54	3,194
Con-Way Inc.	56	2,411
Copart Inc. (c)	110	3,500
Corporate Executive Board Co.	32	2,355
Corrections Corp. of America	114	3,928
Crane Co.	48	2,963
Deluxe Corp.	51	2,115
Donaldson Co. Inc.	134	5,121
Esterline Technologies Corp. (c)	31	2,472
Exelis Inc.	188	2,955
Fortune Brands Home & Security Inc.	163	6,801
FTI Consulting Inc. (c)	40	1,501
GATX Corp.	47	2,224
General Cable Corp.	50	1,579
Genesee & Wyoming Inc. - Class A (c)	43	3,999
Graco Inc.	61	4,490
Granite Construction Inc.	36	1,108
Harsco Corp.	78	1,942
Herman Miller Inc.	59	1,719
HNI Corp. (e)	45	1,641
Hubbell Inc. - Class B	53	5,563
Huntington Ingalls Industries Inc.	49	3,336
IDEX Corp.	82	5,361
ITT Corp.	92	3,308
JB Hunt Transport Services Inc.	90	6,567
JetBlue Airways Corp. (c) (e)	225	1,499
KBR Inc.	147	4,796
Kennametal Inc.	77	3,513
Kirby Corp. (c)	56	4,888
Landstar System Inc.	45	2,519
Lennox International Inc.	46	3,433
Lincoln Electric Holdings Inc.	83	5,501
Manpower Inc.	77	5,568
Matson Inc.	40	1,050
Mine Safety Appliances Co.	31	1,607
MSC Industrial Direct Co. - Class A	48	3,873
Nordson Corp.	59	4,379
Oshkosh Corp. (c)	87	4,266
Regal-Beloit Corp.	45	3,047
Rollins Inc.	64	1,688
RR Donnelley & Sons Co. (e)	180	2,845
SPX Corp.	45	3,817
Terex Corp. (c)	110	3,706
Timken Co.	79	4,789
Towers Watson & Co. - Class A	63	6,739
Trinity Industries Inc.	79	3,576
Triumph Group Inc.	51	3,607
United Rentals Inc. (c) (e)	93	5,398
URS Corp.	74	4,000
UTi Worldwide Inc.	91	1,380
Valmont Industries Inc.	26	3,641
Wabtec Corp.	95	5,974
Waste Connections Inc.	123	5,575
Watsco Inc.	27	2,543
Werner Enterprises Inc.	43	1,011
Woodward Governor Co.	60	2,464
		230,649
INFORMATION TECHNOLOGY - 15.7%
3D Systems Corp. (c) (e)	93	5,040
ACI Worldwide Inc. (c)	38	2,028
Acxiom Corp. (c)	75	2,116
ADTRAN Inc.	60	1,586
Advanced Micro Devices Inc. (c) (e)	584	2,221
Advent Software Inc.	40	1,263
Alliance Data Systems Corp. (c)	48	10,223
Ansys Inc. (c)	92	8,000
AOL Inc.	77	2,660
Arrow Electronics Inc. (c)	100	4,847
Atmel Corp. (c)	425	3,162
Avnet Inc.	136	5,689
Broadridge Financial Solutions Inc.	118	3,756
Cadence Design Systems Inc. (c)	281	3,788
Ciena Corp. (c) (e)	102	2,540
CommVault Systems Inc. (c)	43	3,761
Compuware Corp.	208	2,326
Concur Technologies Inc. (c)	47	5,139
Convergys Corp.	102	1,913
CoreLogic Inc. (c)	98	2,640
Cree Inc. (c)	119	7,144
Cypress Semiconductor Corp. (e)	135	1,263
Diebold Inc.	63	1,856
DST Systems Inc.	30	2,267
Equinix Inc. (c)	49	8,912
FactSet Research Systems Inc. (e)	40	4,418
Fair Isaac Corp.	36	1,963
Fairchild Semiconductor International Inc. (c)	127	1,765
Gartner Inc. - Class A (c)	93	5,576
Global Payments Inc.	75	3,842
Informatica Corp. (c)	107	4,187
Ingram Micro Inc. - Class A (c)	150	3,462
Integrated Device Technology Inc. (c)	140	1,323
InterDigital Inc.	40	1,482
International Rectifier Corp. (c)	70	1,731
Intersil Corp. - Class A	121	1,357
Itron Inc. (c)	39	1,685
Jack Henry & Associates Inc.	86	4,430
Leidos Holdings Inc.	71	3,222
Lender Processing Services Inc.	85	2,820
Lexmark International Inc. - Class A	62	2,037
Mantech International Corp. - Class A (e)	24	704
Mentor Graphics Corp.	95	2,217
MICROS Systems Inc. (c) (e)	77	3,848
Monster Worldwide Inc. (c)	109	482
National Instruments Corp.	95	2,933
NCR Corp. (c)	163	6,455
NeuStar Inc. - Class A (c)	64	3,166
Plantronics Inc.	43	1,962
Polycom Inc. (c)	169	1,844
PTC Inc. (c)	119	3,390
Rackspace Hosting Inc. (c)	113	5,939
RF Micro Devices Inc. (c)	282	1,593
Riverbed Technology Inc. (c)	163	2,379
Rovi Corp. (c)	104	1,989
Science Applications International Corp. (c)	40	1,365
Semtech Corp. (c)	67	2,011
Silicon Laboratories Inc. (c)	39	1,651
Skyworks Solutions Inc. (c)	186	4,632
SolarWinds Inc. (c)	65	2,266
Solera Holdings Inc.	69	3,629
SunEdison Inc. (c)	241	1,919

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Synopsys Inc. (c)	153	5,770
Tech Data Corp. (c)	37	1,823
TIBCO Software Inc. (c)	155	3,966
Trimble Navigation Ltd. (c)	254	7,545
ValueClick Inc. (c)	70	1,453
VeriFone Holdings Inc. (c)	108	2,464
Vishay Intertechnology Inc. (c)	132	1,700
WEX Inc. (c)	39	3,387
Zebra Technologies Corp. - Class A (c)	50	2,269
		228,191
MATERIALS - 6.8%
Albemarle Corp.	81	5,080
AptarGroup Inc.	66	3,967
Ashland Inc.	71	6,608
Cabot Corp.	60	2,556
Carpenter Technology Corp.	52	2,997
Commercial Metals Co.	117	1,975
Compass Minerals International Inc.	33	2,531
Cytec Industries Inc.	36	2,941
Domtar Corp.	32	2,580
Eagle Materials Inc.	49	3,545
Greif Inc. - Class A	31	1,508
Intrepid Potash Inc. (e)	50	786
Louisiana-Pacific Corp. (c)	139	2,445
Martin Marietta Materials Inc.	46	4,484
Minerals Technologies Inc.	34	1,659
NewMarket Corp.	11	3,247
Olin Corp.	77	1,785
Packaging Corp. of America	98	5,580
Reliance Steel & Aluminum Co.	76	5,563
Rock-Tenn Co. - Class A	71	7,232
Royal Gold Inc.	65	3,155
RPM International Inc.	132	4,771
Scotts Miracle-Gro Co. - Class A	43	2,369
Sensient Technologies Corp.	48	2,310
Silgan Holdings Inc.	45	2,122
Sonoco Products Co.	101	3,920
Steel Dynamics Inc.	219	3,668
Valspar Corp.	81	5,154
Worthington Industries Inc.	50	1,733
		98,271
TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.	97	2,876
tw telecom inc. (c)	145	4,331
		7,207
UTILITIES - 4.8%
Alliant Energy Corp.	110	5,473
Aqua America Inc.	175	4,320
Atmos Energy Corp.	90	3,838
Black Hills Corp.	44	2,203
Cleco Corp.	61	2,722
Great Plains Energy Inc.	153	3,397
Hawaiian Electric Industries Inc.	98	2,457
IDACORP Inc.	50	2,423
MDU Resources Group Inc.	188	5,258
National Fuel Gas Co.	83	5,714
NV Energy Inc.	234	5,526
OGE Energy Corp.	197	7,094
PNM Resources Inc.	77	1,743
Questar Corp.	174	3,921
UGI Corp.	113	4,410
Vectren Corp.	82	2,734
Westar Energy Inc. (e)	126	3,870
WGL Holdings Inc.	52	2,203
		69,306
Total Common Stocks (cost $1,095,557)		1,399,255

SHORT TERM INVESTMENTS - 9.3%

Investment Companies - 3.3%
JNL Money Market Fund, 0.01% (a) (h)	47,148	47,148
Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	86,217	86,217
Treasury Securities - 0.1%
U.S. Treasury Bill
0.04%, 12/05/13 (o)	$1,760	1,760
0.02%, 03/13/14 (o)	160	160
		1,920
Total Short Term Investments (cost $135,285)		135,285
Total Investments - 105.9% (cost $1,230,842)		1,534,540
Other Assets and Liabilities, Net - (5.9%)		(85,328)
Total Net Assets - 100.0%		$1,449,212

JNL/Mellon Capital Small Cap Index Fund

COMMON STOCKS - 98.8%

CONSUMER DISCRETIONARY - 13.6%
1-800-Flowers.com Inc. - Class A (c)	26	$126
Aeropostale Inc. (c) (e)	82	771
AFC Enterprises Inc. (c)	25	1,091
AH Belo Corp. - Class A	17	130
America’s Car-Mart Inc. (c)	8	354
American Apparel Inc. (c) (e)	51	66
American Axle & Manufacturing Holdings Inc. (c)	72	1,412
American Public Education Inc. (c)	19	728
Ann Inc. (c)	50	1,821
Arctic Cat Inc.	14	786
Asbury Automotive Group Inc. (c)	33	1,767
Ascent Capital Group Inc. (c)	15	1,195
Barnes & Noble Inc. (c)	44	573
Bassett Furniture Industries Inc.	10	158
Beasley Broadcasting Group Inc. - Class A	3	24
Beazer Homes USA Inc. (c) (e)	26	469
Bebe Stores Inc.	30	182
Belo Corp. - Class A	111	1,514
Big 5 Sporting Goods Corp.	16	264
Biglari Holdings Inc. (c)	2	635
BJ’s Restaurants Inc. (c)	26	741
Black Diamond Inc. (c) (e)	22	266
Bloomin’ Brands Inc. (c)	59	1,391
Blue Nile Inc. (c)	13	527
Blyth Inc. (e)	8	118
Bob Evans Farms Inc.	30	1,701
Body Central Corp. (c)	15	90
Bon-Ton Stores Inc.	13	140
Boyd Gaming Corp. (c)	73	1,029
Bravo Brio Restaurant Group Inc. (c)	22	337
Bridgepoint Education Inc. (c)	17	315
Bright Horizons Family Solutions Inc. (c)	12	412
Brown Shoe Co. Inc.	45	1,063
Brunswick Corp.	95	3,803
Buckle Inc. (e)	30	1,609
Buffalo Wild Wings Inc. (c)	20	2,224
Caesars Entertainment Corp. (c) (e)	39	763

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Callaway Golf Co.	74	527
Capella Education Co. (c)	12	684
Career Education Corp. (c)	55	151
Carmike Cinemas Inc. (c)	24	529
Carriage Services Inc.	16	309
Carrol’s Restaurant Group Inc. (c)	21	128
Cato Corp. - Class A	29	805
Cavco Industries Inc. (c)	8	447
CEC Entertainment Inc.	19	852
Central European Media Entertainment Ltd. - Class A (c)	84	444
Cheesecake Factory Inc.	57	2,499
Childrens Place Retail Stores Inc. (c)	25	1,424
Christopher & Banks Corp. (c)	45	323
Churchill Downs Inc.	14	1,248
Chuy’s Holdings Inc. (c)	18	638
Citi Trends Inc. (c)	19	325
Columbia Sportswear Co. (e)	14	813
Conn’s Inc. (c)	24	1,178
Cooper Tire & Rubber Co.	68	2,080
Core-Mark Holding Co. Inc.	13	834
Corinthian Colleges Inc. (c) (e)	76	165
Cracker Barrel Old Country Store Inc.	21	2,163
Crocs Inc. (c)	92	1,258
Crown Media Holdings Inc. - Class A (c)	31	94
CSS Industries Inc.	10	251
Culp Inc.	8	154
Cumulus Media Inc. - Class A (c)	71	377
Daily Journal Corp. (c) (e)	1	115
Dana Holding Corp.	155	3,532
Del Frisco’s Restaurant Group Inc. (c)	9	191
Denny’s Corp. (c)	96	585
Destination Maternity Corp.	14	446
Destination XL Group Inc. (c)	39	251
Dex Media Inc. (c) (e)	22	176
Digital Generation Inc. (c) (e)	28	356
DineEquity Inc.	17	1,196
Diversified Restaurant Holdings Inc. (c)	9	62
Dorman Products Inc.	27	1,331
Drew Industries Inc.	24	1,093
Education Management Corp. (c)	21	195
Einstein Noah Restaurant Group Inc.	7	120
Entercom Communications Corp. - Class A (c)	22	196
Entravision Communications Corp. - Class A	54	320
Ethan Allen Interiors Inc.	27	757
EveryWare Global Inc. (c) (e)	9	98
EW Scripps Co. - Class A (c)	34	629
Express Inc. (c)	91	2,147
Federal-Mogul Corp. (c)	19	314
Fiesta Restaurant Group Inc. (c)	22	817
Fifth & Pacific Co. Inc. (c)	126	3,174
Finish Line Inc. - Class A	52	1,284
Five Below Inc. (c) (e)	35	1,529
Flexsteel Industries Inc.	5	128
Francesca’s Holdings Corp. (c) (e)	46	858
Fred’s Inc. - Class A	40	629
Fuel Systems Solutions Inc. (c)	14	279
G-III Apparel Group Ltd. (c)	18	959
Genesco Inc. (c)	26	1,678
Gentherm Inc. (c)	37	699
Global Sources Ltd. (c)	15	113
Gordman’s Stores Inc.	12	132
Grand Canyon Education Inc. (c)	48	1,949
Gray Television Inc. (c)	57	447
Group 1 Automotive Inc.	23	1,801
Harte-Hanks Inc.	48	427
Haverty Furniture Cos. Inc.	22	541
Helen of Troy Ltd. (c)	34	1,502
Hemisphere Media Group Inc. - Class A (c) (e)	8	89
hhgregg Inc. (c)	12	211
Hibbett Sports Inc. (c) (e)	28	1,554
Hillenbrand Inc.	59	1,602
Hooker Furniture Corp.	12	181
Hovnanian Enterprises Inc. - Class A (c) (e)	124	648
HSN Inc.	36	1,933
Iconix Brand Group Inc. (c)	61	2,019
Ignite Restaurant Group Inc. (c)	5	83
International Speedway Corp. - Class A	29	922
Interval Leisure Group Inc.	39	930
iRobot Corp. (c)	30	1,116
Isle of Capri Casinos Inc. (c)	19	145
ITT Educational Services Inc. (c) (e)	26	793
Jack in the Box Inc. (c)	47	1,896
Jakks Pacific Inc. (e)	21	95
Jamba Inc. (c)	16	211
Johnson Outdoors Inc. - Class A (c)	4	121
Jos. A. Bank Clothiers Inc. (c) (e)	29	1,289
Journal Communications Inc. - Class A (c)	50	428
JTH Holding Inc. - Class A (c) (e)	4	76
K12 Inc. (c)	28	878
KB Home (e)	89	1,604
Kirkland’s Inc. (c)	16	294
Krispy Kreme Doughnuts Inc. (c)	70	1,348
La-Z-Boy Inc.	55	1,247
Leapfrog Enterprises Inc. - Class A (c) (e)	66	626
Libbey Inc. (c)	22	519
Life Time Fitness Inc. (c)	46	2,363
LifeLock Inc. (c)	63	941
Lifetime Brands Inc.	11	169
Lincoln Educational Services Corp.	28	130
Lithia Motors Inc. - Class A	24	1,726
Live Nation Inc. (c)	150	2,785
Luby’s Inc. (c)	16	116
Lumber Liquidators Holdings Inc. (c)	29	3,085
M/I Homes Inc. (c)	25	518
Mac-Gray Corp.	13	192
Maidenform Brands Inc. (c)	24	569
Marcus Corp.	19	278
Marine Products Corp.	6	51
MarineMax Inc. (c)	27	325
Marriott Vacations Worldwide Corp. (c)	31	1,366
Martha Stewart Living Omnimedia Inc. - Class A (c)	27	62
Matthews International Corp. - Class A	29	1,103
Mattress Firm Holding Corp. (c) (e)	15	468
McClatchy Co. - Class A (c) (e)	59	176
MDC Holdings Inc.	41	1,230
MDC Partners Inc.	26	740
Media General Inc. - Class A (c) (e)	17	246
Men’s Wearhouse Inc.	54	1,824
Meredith Corp.	38	1,812
Meritage Homes Corp. (c)	39	1,654
Modine Manufacturing Co. (c)	52	756
Monarch Casino & Resort Inc. (c)	9	167
Monro Muffler Brake Inc. (e)	33	1,548
Morgans Hotel Group Co. (c)	30	233
Movado Group Inc.	19	846
Multimedia Games Inc. (c)	30	1,045
Nathan’s Famous Inc. (c)	3	184
National CineMedia Inc.	60	1,124
Nautilus Inc. (c)	38	276
New York & Co. Inc. (c)	25	145
New York Times Co. - Class A (e)	133	1,675
Nexstar Broadcasting Group Inc. - Class A	31	1,369
NutriSystem Inc.	28	402
Office Depot Inc. (c) (e)	258	1,246

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
OfficeMax Inc.	91	1,166
Orbitz Worldwide Inc. (c)	24	234
Orient-Express Hotels Ltd. - Class A (c)	100	1,304
Outerwall Inc. (c) (e)	30	1,498
Overstock.com Inc. (c) (e)	12	365
Oxford Industries Inc.	14	957
Pacific Sunwear of California Inc. (c) (e)	41	122
Papa John’s International Inc.	17	1,174
Penske Auto Group Inc.	45	1,924
Pep Boys-Manny Moe & Jack (c)	58	726
Perry Ellis International Inc.	11	212
PetMed Express Inc. (e)	20	326
Pier 1 Imports Inc.	101	1,973
Pinnacle Entertainment Inc. (c)	62	1,558
Pool Corp.	50	2,789
Quicksilver Inc. (c)	139	975
RadioShack Corp. (c) (e)	95	325
ReachLocal Inc. (c)	9	102
Reading International Inc. - Class A (c)	15	97
Red Robin Gourmet Burgers Inc. (c)	15	1,054
Regis Corp.	52	763
Remy International Inc. (e)	13	256
Rent-A-Center Inc.	57	2,169
Rentrak Corp. (c)	11	352
Restoration Hardware Holdings Inc. (c)	19	1,175
RG Barry Corp.	10	189
Ruby Tuesday Inc. (c)	63	475
Rue21 Inc. (c)	16	648
Ruth’s Hospitality Group Inc.	37	441
Ryland Group Inc.	49	1,993
Saga Communications Inc. - Class A	6	260
Saks Inc. (c)	111	1,773
Salem Communications Corp. - Class A	8	67
Scholastic Corp. (e)	28	792
Scientific Games Corp. - Class A (c)	52	845
Sears Hometown and Outlet Stores Inc. (c)	8	242
Select Comfort Corp. (c)	59	1,443
SHFL Entertainment Inc. (c)	60	1,378
Shiloh Industries Inc.	5	59
Shoe Carnival Inc.	17	455
Shutterfly Inc. (c)	40	2,263
Shutterstock Inc. (c)	8	592
Sinclair Broadcast Group Inc. - Class A	73	2,445
Skechers U.S.A. Inc. - Class A (c)	41	1,262
Skullcandy Inc. (c)	25	155
Smith & Wesson Holding Corp. (c) (e)	70	772
Sonic Automotive Inc. - Class A	41	970
Sonic Corp. (c)	59	1,045
Sotheby’s - Class A	72	3,533
Spartan Motors Inc.	33	198
Speedway Motorsports Inc.	11	202
Stage Stores Inc.	36	688
Standard Motor Products Inc.	22	698
Standard-Pacific Corp. (c)	155	1,230
Stein Mart Inc.	27	368
Steiner Leisure Ltd. (c)	15	897
Steven Madden Ltd. (c)	43	2,302
Stewart Enterprises Inc. - Class A	76	992
Stoneridge Inc. (c)	29	314
Strayer Education Inc. (e)	12	503
Sturm Ruger & Co. Inc. (e)	20	1,269
Superior Industries International Inc.	26	465
Systemax Inc.	8	77
Tenneco Inc. (c)	64	3,235
Texas Roadhouse Inc. - Class A	67	1,748
The Jones Group Inc.	84	1,261
Tile Shop Holdings Inc. (c)	20	597
Tilly’s Inc. - Class A (c)	10	146
Tower International Inc. (c)	5	92
Town Sports International Holdings Inc.	27	346
Trans World Entertainment	9	43
TRI Pointe Homes Inc. (c)	13	188
Tuesday Morning Corp. (c)	45	681
Tumi Holdings Inc. (c) (e)	50	1,011
Unifi Inc. (c)	17	393
Universal Electronics Inc. (c)	16	561
Universal Technical Institute Inc.	24	291
Vail Resorts Inc.	38	2,657
Valassis Communications Inc. (e)	41	1,176
ValueVision Media Inc. (c)	49	211
Vera Bradley Inc. (c) (e)	24	488
Vitacost.com Inc. (c)	21	182
Vitamin Shoppe Inc. (c)	32	1,393
VOXX International Corp. - Class A (c)	18	245
West Marine Inc. (c)	17	205
Wet Seal Inc. - Class A (c)	101	396
Weyco Group Inc.	7	185
William Lyon Homes - Class A (c)	15	308
Winmark Corp.	2	135
Winnebago Industries Inc. (c)	31	798
WMS Industries Inc. (c)	57	1,479
Wolverine World Wide Inc.	53	3,076
World Wrestling Entertainment Inc. - Class A (e)	27	279
Zagg Inc. (c)	31	140
Zale Corp. (c)	34	513
Zumiez Inc. (c) (e)	23	637
		225,146
CONSUMER STAPLES - 3.9%
Alico Inc.	3	132
Alliance One International Inc. (c)	98	284
Andersons Inc.	20	1,392
Annie’s Inc. (c) (e)	15	736
Arden Group Inc. - Class A	1	148
B&G Foods Inc.	55	1,886
Boston Beer Co. Inc. - Class A (c)	9	2,146
Boulder Brands Inc. (c) (e)	62	1,000
Cal-Maine Foods Inc.	16	781
Calavo Growers Inc.	13	382
Casey’s General Stores Inc.	40	2,966
Central Garden & Pet Co. - Class A (c)	50	345
Chefs’ Warehouse Inc. (c)	13	307
Chiquita Brands International Inc. (c)	51	644
Coca-Cola Bottling Co.	5	330
Craft Brewers Alliance Inc. (c)	12	167
Darling International Inc. (c)	126	2,668
Diamond Foods Inc. (c) (e)	23	545
Dole Food Co. Inc. (c)	56	765
Elizabeth Arden Inc. (c)	27	991
Fairway Group Holdings Corp. - Class A (c) (e)	17	441
Farmer Bros. Co. (c)	7	110
Female Health Co.	21	211
Fresh Del Monte Produce Inc.	40	1,180
Griffin Land & Nurseries Inc. - Class A	2	69
Hain Celestial Group Inc. (c)	40	3,119
Harbinger Group Inc. (c)	36	377
Harris Teeter Supermarkets Inc.	53	2,595
Ingles Markets Inc. - Class A	11	324
Inter Parfums Inc.	18	539
Inventure Foods Inc. (c)	18	186
J&J Snack Foods Corp.	16	1,265
John B. Sanfilippo & Son Inc.	8	189
Lancaster Colony Corp.	20	1,544
Lifevantage Corp. (c) (e)	108	257
Lifeway Foods Inc. (e)	5	72

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Limoneira Co.	10	249
Medifast Inc. (c)	16	420
Nash Finch Co.	14	369
National Beverage Corp.	11	190
Natural Grocers by Vitamin Cottage Inc. (c) (e)	8	335
Nature’s Sunshine Products Inc.	10	194
Nutraceutical International Corp.	11	251
Oil-Dri Corp. of America	4	144
Omega Protein Corp. (c)	20	201
Orchids Paper Products Co.	6	166
Pantry Inc. (c)	28	313
Pilgrim’s Pride Corp. (c)	64	1,066
Post Holdings Inc. (c)	35	1,405
Prestige Brands Holdings Inc. (c)	55	1,642
PriceSmart Inc.	20	1,916
Revlon Inc. - Class A (c)	11	305
Rite Aid Corp. (c)	769	3,659
Roundy’s Inc.	22	192
Sanderson Farms Inc.	25	1,600
Seneca Foods Corp. - Class A (c)	8	248
Snyders-Lance Inc.	48	1,391
Spartan Stores Inc.	23	502
Spectrum Brands Holdings Inc.	23	1,508
Star Scientific Inc. (c) (e)	158	302
SUPERVALU Inc. (c) (e)	216	1,780
Susser Holdings Corp. (c) (e)	19	1,004
Synutra International Inc. (c) (e)	14	72
Tootsie Roll Industries Inc.	20	624
TreeHouse Foods Inc. (c)	39	2,583
United Natural Foods Inc. (c)	52	3,492
Universal Corp.	24	1,247
USANA Health Sciences Inc. (c) (e)	7	571
Vector Group Ltd. (e)	69	1,112
Village Super Market Inc. - Class A	6	218
WD-40 Co.	15	1,000
Weis Markets Inc.	11	560
		63,924
ENERGY - 5.6%
Abraxas Petroleum Corp. (c) (e)	81	208
Adams Resources & Energy Inc.	3	154
Alon USA Energy Inc.	26	261
Alpha Natural Resources Inc. (c)	235	1,402
Amyris Inc. (c) (e)	24	56
Apco Oil And Gas International Inc. (c)	8	111
Approach Resources Inc. (c)	36	959
Arch Coal Inc. (e)	222	914
Basic Energy Services Inc. (c)	29	364
Berry Petroleum Co. - Class A	56	2,423
Bill Barrett Corp. (c) (e)	51	1,284
Bolt Technology Corp.	7	132
Bonanza Creek Energy Inc. (c)	31	1,513
BPZ Resources Inc. (c) (e)	134	262
Bristow Group Inc.	39	2,806
C&J Energy Services Inc. (c) (e)	47	947
Cal Dive International Inc. (c) (e)	96	197
Callon Petroleum Co. (c)	50	272
CARBO Ceramics Inc. (e)	21	2,091
Carrizo Oil & Gas Inc. (c)	43	1,605
Clayton Williams Energy Inc. (c)	6	294
Clean Energy Fuels Corp. (c) (e)	71	911
Cloud Peak Energy Inc. (c)	64	934
Comstock Resources Inc.	50	803
Contango Oil & Gas Co.	14	524
Crimson Exploration Inc. (c)	20	62
Crosstex Energy Inc.	50	1,041
Dawson Geophysical Co. (c)	8	248
Delek US Holdings Inc.	39	819
Diamondback Energy Inc. (c)	20	871
Emerald Oil Inc. (c)	38	276
Endeavour International Corp. (c) (e)	47	250
Energy XXI Bermuda Ltd. (e)	85	2,556
EPL Oil & Gas Inc. (c)	31	1,162
Equal Energy Ltd. (e)	38	181
Era Group Inc. (c)	21	569
Evolution Petroleum Corp. (c)	20	222
EXCO Resources Inc. (e)	142	958
Exterran Holdings Inc. (c)	61	1,691
Forest Oil Corp. (c) (e)	125	761
Forum Energy Technologies Inc. (c)	41	1,114
Frontline Ltd. (c) (e)	51	135
FX Energy Inc. (c) (e)	67	229
GasLog Ltd. (e)	28	419
Gastar Exploration Ltd. (c)	69	271
Geospace Technologies Corp. (c)	14	1,140
Global Geophysical Services Inc. (c)	15	41
Goodrich Petroleum Corp. (c)	29	702
Green Plains Renewable Energy Inc.	28	455
Gulf Island Fabrication Inc.	16	402
Gulfmark Offshore Inc. - Class A	28	1,447
Halcon Resources Corp. (c) (e)	243	1,076
Hallador Energy Co.	6	47
Helix Energy Solutions Group Inc. (c)	112	2,830
Hercules Offshore Inc. (c)	167	1,233
Hornbeck Offshore Services Inc. (c)	38	2,192
ION Geophysical Corp. (c)	146	758
Isramco Inc. (c) (e)	1	120
Key Energy Services Inc. (c)	160	1,164
KiOR Inc. - Class A (c) (e)	39	109
Knightsbridge Tankers Ltd.	30	305
Kodiak Oil & Gas Corp. (c)	280	3,371
L&L Energy Inc. (c) (e)	26	34
Magnum Hunter Resources Corp. (c) (e)	180	1,110
Matador Resources Co. (c)	52	846
Matrix Service Co. (c)	27	531
Midstates Petroleum Co. Inc. (c) (e)	29	151
Miller Energy Resources Inc. (c) (e)	33	242
Mitcham Industries Inc. (c)	16	240
Natural Gas Services Group Inc. (c)	14	376
Newpark Resources Inc. (c)	90	1,143
Nordic American Tankers Ltd. (e)	69	566
Northern Oil and Gas Inc. (c) (e)	67	963
Nuverra Environmental Solutions Inc. (c) (e)	157	359
Panhandle Oil and Gas Inc. - Class A	7	208
Parker Drilling Co. (c)	130	743
PDC Energy Inc. (c)	38	2,260
Penn Virginia Corp. (c)	53	351
PetroQuest Energy Inc. (c)	66	266
PHI Inc. (c)	12	470
Pioneer Energy Services Corp. (c)	65	485
Quicksilver Resources Inc. (c) (e)	144	284
Renewable Energy Group Inc. (c)	24	362
Rentech Inc.	235	465
Resolute Energy Corp. (c)	74	620
Rex Energy Corp. (c)	47	1,056
Rex Stores Corp. (c)	6	181
RigNet Inc. (c)	13	471
Rosetta Resources Inc. (c)	64	3,504
Sanchez Energy Corp. (c) (e)	31	822
Scorpio Tankers Inc.	197	1,921
SEACOR Holdings Inc.	21	1,938
SemGroup Corp. - Class A	45	2,557
Ship Finance International Ltd. (e)	59	894
Solazyme Inc. (c) (e)	52	564
Stone Energy Corp. (c)	53	1,726
Swift Energy Co. (c) (e)	45	515

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Synergy Resources Corp. (c)	56	542
Targa Resources Corp.	35	2,560
Teekay Tankers Ltd. - Class A	75	197
Tesco Corp. (c)	33	549
Tetra Technologies Inc. (c)	82	1,027
TGC Industries Inc.	17	134
Triangle Petroleum Corp. (c)	61	600
Ur-Energy Inc. (c) (e)	107	124
Uranium Energy Corp. (c) (e)	103	232
VAALCO Energy Inc. (c)	66	367
Vantage Drilling Co. (c) (e)	226	392
W&T Offshore Inc.	38	675
Warren Resources Inc. (c)	73	213
Western Refining Inc. (e)	58	1,733
Westmoreland Coal Co. (c)	12	163
Willbros Group Inc. (c)	45	413
ZaZa Energy Corp. (c) (e)	20	23
		91,822
FINANCIALS - 21.8%
1st Source Corp.	14	389
1st United Bancorp Inc.	31	226
Acadia Realty Trust	59	1,448
Access National Corp.	6	84
AG Mortgage Investment Trust Inc.	31	518
Agree Realty Corp.	15	452
Alexander & Baldwin Inc.	44	1,581
Alexander’s Inc.	2	659
Altisource Residential Corp. - Class B	26	599
Ambac Financial Group Inc. (c)	47	854
American Assets Trust Inc.	35	1,074
American Capital Mortgage Investment Corp.	62	1,222
American Equity Investment Life Holding Co.	68	1,447
American National Bankshares Inc.	9	202
American Realty Capital Properties Inc.	164	2,003
American Residential Properties Inc. (c)	12	212
American Safety Insurance Holdings Ltd. (c)	11	330
Ameris Bancorp (c)	27	491
Amerisafe Inc.	20	715
Ames National Corp. (e)	9	202
AmREIT Inc. - Class B	22	386
AmTrust Financial Services Inc. (e)	33	1,276
Anworth Mortgage Asset Corp.	159	766
Apollo Commercial Real Estate Finance Inc.	38	587
Apollo Investment Corp.	240	1,953
Apollo Residential Mortgage Inc.	33	486
Ares Commercial Real Estate Corp. (e)	20	254
Argo Group International Holdings Ltd.	27	1,149
Arlington Asset Investment Corp. - Class A	17	394
Armada Hoffler Properties Inc.	21	212
ARMOUR Residential REIT Inc.	399	1,674
Arrow Financial Corp. (e)	11	279
Ashford Hospitality Trust Inc.	67	830
Associated Estates Realty Corp. (e)	60	898
Astoria Financial Corp.	93	1,152
AV Homes Inc. (c)	9	159
Aviv REIT Inc.	10	231
Baldwin & Lyons Inc. - Class B	10	256
Banc of California Inc. (e)	20	276
BancFirst Corp.	8	421
Banco Latinoamericano de Comercio Exterior SA - Class E	32	798
Bancorp Inc. (c)	36	638
BancorpSouth Inc.	102	2,031
Bank Mutual Corp.	55	347
Bank of Kentucky Financial Corp.	6	158
Bank of Marin Bancorp	5	225
Bank of the Ozarks Inc.	33	1,576
BankFinancial Corp.	19	173
Banner Corp.	21	813
Bar Harbor Bankshares	3	115
BBCN Bancorp Inc.	82	1,127
BBX Capital Corp. - Class A (c)	6	91
Beneficial Mutual Bancorp Inc. (c)	33	325
Berkshire Hills Bancorp Inc.	27	689
BGC Partners Inc. - Class A	139	786
BlackRock Kelso Capital Corp.	81	769
BNC Bancorp	21	281
BofI Holding Inc. (c)	13	820
Boston Private Financial Holdings Inc.	87	968
Bridge Bancorp Inc.	8	182
Bridge Capital Holdings (c)	12	206
Brookline Bancorp Inc.	70	656
Bryn Mawr Bank Corp.	15	413
C&F Financial Corp. (e)	3	157
Calamos Asset Management Inc. - Class A	19	185
California First National Bancorp	1	16
Camden National Corp.	9	356
Campus Crest Communities Inc.	71	763
Capital Bank Financial Corp. - Class A (c)	27	597
Capital City Bank Group Inc. (c)	10	119
Capital Southwest Corp.	14	478
Capitol Federal Financial Inc.	159	1,974
CapLease Inc.	97	825
Capstead Mortgage Corp.	100	1,180
Cardinal Financial Corp.	34	558
Cascade Bancorp (c) (e)	4	22
Cash America International Inc.	30	1,376
Cathay General Bancorp	79	1,839
Cedar Shopping Centers Inc.	71	365
Center Bancorp Inc.	11	161
CenterState Banks of Florida Inc.	30	291
Central Pacific Financial Corp.	24	424
Century Bancorp Inc. - Class A	3	98
Chambers Street Properties (e)	252	2,214
Charter Financial Corp.	22	242
Chatham Lodging Trust	21	383
Chemical Financial Corp.	30	841
Chemung Financial Corp. (e)	3	110
Chesapeake Lodging Trust	51	1,199
CIFC Corp.	8	60
Citizens & Northern Corp.	11	229
Citizens Inc. - Class A (c) (e)	41	356
City Holdings Co.	17	741
Clifton Savings Bancorp Inc.	8	98
CNB Financial Corp.	11	195
CNO Financial Group Inc.	234	3,369
CoBiz Financial Inc.	36	347
Cohen & Steers Inc. (e)	21	728
Colonial Properties Trust	94	2,125
Colony Financial Inc.	69	1,374
Columbia Banking System Inc.	54	1,326
Community Bank System Inc.	42	1,441
Community Trust Bancorp Inc.	13	534
CommunityOne Bancorp (c)	8	79
ConnectOne Bancorp Inc. (c)	1	50
Consolidated-Tomoka Land Co.	6	228
Consumer Portfolio Services Inc. (c)	15	89
Coresite Realty Corp.	23	771
Cousins Properties Inc.	179	1,844
Cowen Group Inc. - Class A (c)	111	382
Crawford & Co. - Class B	26	256
Credit Acceptance Corp. (c)	7	823
CU Bancorp (c)	9	160
CubeSmart	142	2,535
Customers Bancorp Inc. (c)	20	321

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CVB Financial Corp.	97	1,311
CyrusOne Inc.	18	351
CYS Investments Inc.	186	1,512
DCT Industrial Trust Inc.	310	2,229
DFC Global Corp. (c)	42	462
Diamond Hill Investment Group Inc.	3	287
DiamondRock Hospitality Co.	208	2,223
Dime Community Bancshares Inc.	33	544
Donegal Group Inc. - Class A	7	100
Doral Financial Corp. (c)	8	159
DuPont Fabros Technology Inc. (e)	66	1,714
Dynex Capital Inc.	57	500
Eagle Bancorp Inc. (c)	24	691
Eastern Insurance Holdings Inc.	8	203
EastGroup Properties Inc.	32	1,909
Education Realty Trust Inc.	119	1,087
eHealth Inc. (c)	19	618
Ellington Residential Mortgage REIT	6	87
EMC Insurance Group Inc.	5	138
Employer Holdings Inc.	32	964
Enstar Group Ltd. (c)	10	1,386
Enterprise Bancorp Inc.	7	132
Enterprise Financial Services Corp.	18	300
EPR Properties	50	2,445
Equity One Inc.	64	1,401
ESB Financial Corp. (e)	11	140
ESSA BanCorp Inc.	9	91
EverBank Financial Corp.	84	1,265
Evercore Partners Inc. - Class A	34	1,659
Excel Trust Inc.	52	629
EZCorp Inc. - Class A (c)	53	902
Farmers Capital Bank Corp. (c) (e)	7	144
FBL Financial Group Inc. - Class A	9	384
FBR & Co. (c)	8	210
Federal Agricultural Mortgage Corp. - Class C	10	330
FelCor Lodging Trust Inc. (c) (e)	136	837
Fidelity Southern Corp.	17	258
Fidus Investment Corp. (e)	16	319
Fifth Street Finance Corp.	129	1,323
Financial Engines Inc. (e)	51	3,061
Financial Institutions Inc.	13	272
First American Financial Corp.	115	2,810
First Bancorp Inc. (c)	79	449
First Bancorp Inc.	11	178
First Bancorp Inc.	18	260
First Busey Corp.	70	363
First Cash Financial Services Inc. (c)	31	1,802
First Commonwealth Financial Corp.	104	786
First Community Bancshares Inc.	17	275
First Connecticut Bancorp Inc.	17	256
First Defiance Financial Corp.	12	276
First Federal Bancshares of Arkansas Inc. (c)	3	26
First Financial Bancorp	59	902
First Financial Bankshares Inc. (e)	34	1,985
First Financial Corp.	11	352
First Financial Holdings Inc.	25	1,400
First Financial Northwest Inc.	15	153
First Industrial Realty Trust Inc.	115	1,864
First Interstate BancSystem Inc. - Class A	20	475
First Marblehead Corp. (c)	81	66
First Merchants Corp.	30	515
First Midwest Bancorp Inc.	79	1,198
First NBC Bank Holding Co. (c)	4	89
First of Long Island Corp.	9	350
First Potomac Realty Trust	64	808
First Security Group Inc. (c) (e)	55	114
FirstMerit Corp.	175	3,799
Flagstar Bancorp Inc. (c)	22	323
Flushing Financial Corp.	34	623
FNB Corp.	155	1,883
Forestar Group Inc. (c)	36	780
Fortegra Financial Corp. (c)	4	33
Fox Chase Bancorp Inc.	11	200
Franklin Financial Corp.	10	196
Franklin Street Properties Corp.	94	1,202
FXCM Inc. - Class A (e)	40	791
Gain Capital Holdings Inc.	12	151
GAMCO Investors Inc.	6	475
Garrison Capital Inc. (e)	5	78
German American Bancorp Inc.	12	298
Getty Realty Corp.	28	546
GFI Group Inc.	67	265
Glacier Bancorp Inc.	77	1,905
Gladstone Capital Corp.	19	167
Gladstone Commercial Corp.	14	257
Gladstone Investment Corp.	26	186
Glimcher Realty Trust	154	1,501
Global Indemnity Plc (c)	8	195
Golub Capital BDC Inc. (e)	38	658
Government Properties Income Trust	58	1,393
Gramercy Property Trust Inc. (c)	66	275
Great Southern Bancorp Inc.	10	288
Green Dot Corp. - Class A (c)	28	744
Greenhill & Co. Inc.	30	1,498
Greenlight Capital Re Ltd. - Class A (c)	29	837
GSV Capital Corp. (c) (e)	19	280
Guaranty Bancorp	13	184
Hallmark Financial Services Inc. (c)	12	109
Hampton Roads Bankshares Inc. (c)	30	42
Hancock Holding Co.	90	2,812
Hanmi Financial Corp.	35	584
Hannon Armstrong Sustainable Infrastructure Capital Inc. (e)	19	211
HCI Group Inc.	11	430
Health Insurance Innovations Inc. - Class A (c)	4	43
Healthcare Realty Trust Inc.	101	2,326
Heartland Financial USA Inc.	17	463
Hercules Technology Growth Capital Inc.	64	983
Heritage Commerce Corp.	19	147
Heritage Financial Corp.	14	223
Heritage Oaks BanCorp (c)	20	131
Hersha Hospitality Trust	214	1,195
HFF Inc. - Class A	35	867
Highwoods Properties Inc.	95	3,341
Hilltop Holdings Inc. (c)	65	1,204
Hingham Institution for Savings	1	72
Home Bancorp Inc. (c)	5	99
Home Bancshares Inc.	47	1,434
Home Federal Bancorp Inc.	14	181
Home Loan Servicing Solutions Ltd.	76	1,666
HomeStreet Inc.	15	287
HomeTrust Bancshares Inc. (c)	21	351
Horace Mann Educators Corp.	41	1,171
Horizon BanCorp	9	199
Horizon Technology Finance Corp.	8	101
Hudson Pacific Properties Inc.	45	882
Hudson Valley Holding Corp.	16	293
IberiaBank Corp.	31	1,626
ICG Group Inc. (c)	40	570
Imperial Holdings Inc. (c)	15	96
Independence Holding Co.	6	80
Independent Bank Corp. (e)	25	893
Independent Bank Group Inc	3	120
Infinity Property & Casualty Corp.	13	815
Inland Real Estate Corp.	89	913
International Bancshares Corp.	55	1,188

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Intervest Bancshares Corp. (c)	16	125
INTL FCStone Inc. (c)	13	275
Invesco Mortgage Capital Inc.	144	2,219
Investment Technology Group Inc. (c)	41	640
Investors Bancorp Inc.	48	1,056
Investors Real Estate Trust	105	870
Investors Title Co.	2	138
iStar Financial Inc. (c) (e)	89	1,073
Janus Capital Group Inc.	159	1,352
JAVELIN Mortgage Investment Corp. (e)	12	146
JMP Group Inc.	13	83
Kansas City Life Insurance Co.	3	142
KCAP Financial Inc. (e)	33	292
KCG Holdings Inc. - Class A (c)	78	674
Kearny Financial Corp. (c)	12	125
Kennedy-Wilson Holdings Inc.	55	1,019
Kite Realty Group Trust	95	563
Ladenburg Thalmann Financial Services Inc. (c)	101	183
Lakeland Bancorp Inc.	29	329
Lakeland Financial Corp.	17	555
LaSalle Hotel Properties	101	2,869
LCNB Corp. (e)	5	104
Lexington Realty Trust (e)	180	2,020
LTC Properties Inc.	37	1,405
Macatawa Bank Corp. (c) (e)	21	112
Maiden Holdings Ltd.	55	644
Main Street Capital Corp. (e)	41	1,225
MainSource Financial Group Inc.	19	295
Manning & Napier Inc. - Class A	13	221
MarketAxess Holdings Inc.	40	2,401
Marlin Business Services Inc.	7	183
MB Financial Inc.	58	1,634
MCG Capital Corp.	74	375
Meadowbrook Insurance Group Inc.	57	369
Medallion Financial Corp.	18	265
Medical Properties Trust Inc.	172	2,096
Medley Capital Corp.	37	513
Mercantile Bank Corp.	8	175
Merchants Bancshares Inc.	6	161
Meridian Interstate BanCorp Inc. (c)	7	149
Meta Financial Group Inc.	7	281
Metro Bancorp Inc. (c)	14	300
MetroCorp Bancshares Inc.	13	184
MGIC Investment Corp. (c)	346	2,517
Middleburg Financial Corp.	4	83
Midsouth Bancorp Inc.	7	106
MidWestOne Financial Group Inc.	7	178
Monmouth Real Estate Investment Corp. - Class A	48	434
Montpelier Re Holdings Ltd.	46	1,201
MVC Capital Inc.	23	301
NASB Financial Inc. (c) (e)	3	92
National Bank Holdings Corp. - Class A	55	1,133
National Bankshares Inc. (e)	8	278
National Health Investors Inc.	26	1,491
National Interstate Corp.	6	174
National Penn Bancshares Inc.	124	1,242
National Western Life Insurance Co. - Class A	2	452
Navigators Group Inc. (c)	11	655
NBT Bancorp Inc.	48	1,100
Nelnet Inc. - Class A	23	881
New Mountain Finance Corp.	41	589
New Residential Investment Corp	270	1,785
New York Mortgage Trust Inc. (e)	66	413
NewBridge Bancorp (c)	24	175
NewStar Financial Inc. (c)	27	499
NGP Capital Resources Co.	20	148
Nicholas Financial Inc.	9	150
Northfield Bancorp Inc.	58	703
Northrim BanCorp Inc.	8	195
NorthStar Realty Finance Corp.	256	2,372
Northwest Bancshares Inc.	100	1,319
OceanFirst Financial Corp.	14	239
OFG Bancorp (e)	50	808
Old National Bancorp	107	1,520
OmniAmerican Bancorp Inc. (c)	13	306
One Liberty Properties Inc. (e)	12	239
OneBeacon Insurance Group Ltd. - Class A	24	357
Oppenheimer Holdings Inc. - Class A	9	168
Oritani Financial Corp.	48	783
Pacific Continental Corp.	19	244
Pacific Premier Bancorp Inc. (c)	15	206
PacWest Bancorp (e)	40	1,375
Palmetto Bancshares Inc (c) (e)	4	51
Park National Corp. (e)	13	996
Park Sterling Corp.	45	289
Parkway Properties Inc.	48	847
Peapack Gladstone Financial Corp.	9	159
Pebblebrook Hotel Trust	65	1,879
PennantPark Floating Rate Capital Ltd. (e)	18	251
PennantPark Investment Corp.	69	782
Penns Woods Bancorp Inc.	6	293
Pennsylvania REIT	72	1,354
PennyMac Financial Services Inc. - Class A (c)	15	277
Pennymac Mortgage Investment Trust	75	1,702
Peoples Bancorp Inc.	11	228
PHH Corp. (c) (e)	61	1,443
Phoenix Cos. Inc. (c)	7	274
Pico Holdings Inc. (c)	23	504
Pinnacle Financial Partners Inc. (c)	37	1,102
Piper Jaffray Cos. (c)	17	576
Platinum Underwriters Holdings Ltd.	31	1,863
Portfolio Recovery Associates Inc. (c)	53	3,201
Potlatch Corp.	43	1,712
Preferred Bank (c)	12	206
Primerica Inc.	61	2,452
PrivateBancorp Inc.	69	1,466
Prospect Capital Corp. (e)	274	3,059
Prosperity Bancshares Inc.	64	3,935
Provident Financial Holdings Inc.	12	193
Provident Financial Services Inc.	61	985
Provident New York Bancorp (e)	46	498
PS Business Parks Inc.	19	1,450
Pzena Investment Management Inc. - Class A	10	65
Radian Group Inc. (e)	184	2,568
RAIT Financial Trust	73	515
Ramco-Gershenson Properties Trust	62	963
Redwood Trust Inc. (e)	88	1,723
Regional Management Corp. (c)	5	168
Renasant Corp.	26	707
Republic Bancorp Inc. - Class A	9	238
Resource America Inc. - Class A	10	77
Resource Capital Corp.	133	788
Retail Opportunity Investments Corp. (e)	75	1,040
RLI Corp.	21	1,795
RLJ Lodging Trust	130	3,059
Rockville Financial Inc.	27	355
Roma Financial Corp. (c)	8	142
Rouse Properties Inc. (e)	25	506
Ryman Hospitality Properties (e)	47	1,622
S&T Bancorp Inc.	29	693
Sabra Healthcare REIT Inc.	39	899
Safeguard Scientifics Inc. (c)	22	341
Safety Insurance Group Inc.	14	747
Sandy Spring Bancorp Inc.	26	601

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Saul Centers Inc.	7	343
Seacoast Banking Corp. of Florida (c)	70	152
Select Income REIT	24	619
Selective Insurance Group	53	1,310
Sierra Bancorp	11	172
Silver Bay Realty Trust Corp. (e)	14	222
Simmons First National Corp. - Class A	19	578
Solar Capital Ltd.	47	1,045
Solar Senior Capital Ltd.	12	211
Southside Bancshares Inc.	20	535
Southwest Bancorp Inc. (c)	19	276
Sovran Self Storage Inc.	33	2,535
STAG Industrial Inc.	44	881
State Auto Financial Corp.	14	284
State Bank Financial Corp.	36	565
StellarOne Corp.	23	517
Stellus Capital Investment Corp. (e)	15	226
Sterling Bancorp	30	417
Sterling Financial Corp.	37	1,064
Stewart Information Services Corp. (e)	23	746
Stifel Financial Corp. (c)	67	2,759
Strategic Hotels & Resorts Inc. (c)	193	1,677
Suffolk Bancorp (c)	12	211
Summit Hotel Properties Inc.	72	663
Sun Bancorp Inc. (c)	38	145
Sun Communities Inc.	37	1,562
Sunstone Hotel Investors Inc.	174	2,212
Susquehanna Bancshares Inc.	200	2,504
SWS Group Inc. (c)	27	151
SY Bancorp Inc.	16	446
Symetra Financial Corp.	87	1,547
Taylor Capital Group Inc. (c) (e)	16	361
TCP Capital Corp.	29	472
Tejon Ranch Co. (c)	14	432
Terreno Realty Corp.	28	497
Territorial Bancorp Inc.	12	257
Texas Capital Bancshares Inc. (c)	44	2,007
THL Credit Inc.	35	551
Thomas Properties Group Inc.	31	206
TICC Capital Corp. (e)	55	533
Tompkins Financial Corp.	16	732
Tower Group International Ltd.	60	420
TowneBank (e)	25	357
Tree.com Inc.	8	214
Triangle Capital Corp. (e)	29	848
Trico Bancshares	18	414
Tristate Capital Holdings Inc. (c) (e)	6	74
TrustCo Bank Corp.	89	529
Trustmark Corp.	72	1,841
UMB Financial Corp.	35	1,888
UMH Properties Inc.	15	151
Umpqua Holdings Corp. (e)	120	1,944
Union First Market Bankshares Corp. (e)	22	518
United Bankshares Inc. (e)	51	1,466
United Community Banks Inc. (c)	47	707
United Community Financial Corp. (c)	51	200
United Financial Bancorp Inc.	20	320
United Fire Group Inc.	23	687
Universal Health Realty Income Trust	12	518
Universal Insurance Holdings Inc.	26	183
Univest Corp. of Pennsylvania	17	318
Urstadt Biddle Properties Inc. - Class A	26	509
VantageSouth Bancshares Inc. (c)	11	56
ViewPoint Financial Group	44	903
Virginia Commerce Bancorp Inc. (c)	30	470
Virtus Investment Partners Inc. (c)	6	987
Walker & Dunlop Inc. (c)	19	299
Walter Investment Management Corp. (c)	39	1,554
Washington Banking Co.	15	208
Washington REIT	71	1,791
Washington Trust Bancorp Inc.	14	453
Waterstone Financial Inc. (c)	4	45
Webster Financial Corp.	97	2,466
WesBanco Inc.	28	843
West Bancorp Inc.	15	209
Westamerica Bancorp (e)	28	1,386
Western Alliance Bancorp (c)	78	1,480
Western Asset Mortgage Capital Corp. (e)	27	438
Westfield Financial Inc.	21	146
Westwood Holdings Group Inc.	8	379
WhiteHorse Finance Inc. (e)	5	82
Whitestone REIT (e)	18	261
Wilshire Bancorp Inc.	68	555
Winthrop Realty Trust	33	367
Wintrust Financial Corp.	39	1,606
WisdomTree Investments Inc. (c)	105	1,223
World Acceptance Corp. (c) (e)	10	874
WSFS Financial Corp.	8	491
Yadkin Financial Corp (c)	16	275
ZAIS Financial Corp.	5	80
		359,302
HEALTH CARE - 12.9%
Abaxis Inc.	23	974
Abiomed Inc. (c) (e)	41	773
Acadia HealthCare Co. Inc. (c)	38	1,487
ACADIA Pharmaceuticals Inc. (c)	75	2,051
Accelerate Diagnostics Inc (c) (e)	10	130
Accretive Health Inc. (c) (e)	64	588
Accuray Inc. (c) (e)	77	569
AcelRx Pharmaceuticals Inc (c)	22	241
Achillion Pharmaceuticals Inc. (c)	106	319
Acorda Therapeutics Inc. (c)	43	1,481
Addus HomeCare Corp. (c)	5	139
Aegerion Pharmaceuticals Inc. (c)	31	2,635
Affymetrix Inc. (c)	80	493
Air Methods Corp. (e)	41	1,765
Akorn Inc. (c)	61	1,201
Albany Molecular Research Inc. (c)	27	343
Align Technology Inc. (c)	77	3,707
Alimera Sciences Inc. (c) (e)	15	56
Alliance HealthCare Services Inc. (c)	4	121
Almost Family Inc.	11	205
Alnylam Pharmaceuticals Inc. (c)	61	3,918
Alphatec Holdings Inc. (c)	49	97
AMAG Pharmaceuticals Inc. (c)	22	482
Amedisys Inc. (c)	33	564
Amicus Therapeutics Inc. (c) (e)	24	57
AMN Healthcare Services Inc. (c)	50	694
Ampio Pharmaceuticals Inc. (c) (e)	28	210
Amsurg Corp. (c)	33	1,296
Anacor Pharmaceuticals Inc. (c) (e)	29	306
Analogic Corp.	13	1,060
AngioDynamics Inc. (c)	28	372
Anika Therapeutics Inc. (c)	14	328
Antares Pharma Inc. (c) (e)	124	502
Arena Pharmaceuticals Inc. (c) (e)	232	1,222
ArQule Inc. (c)	77	180
Array BioPharma Inc. (c)	128	795
ArthroCare Corp. (c)	30	1,051
Astex Pharmaceuticals (c)	99	839
athenahealth Inc. (c) (e)	39	4,203
AtriCure Inc. (c)	26	284
Atrion Corp.	2	401
Auxilium Pharmaceuticals Inc. (c)	52	941
AVANIR Pharmaceuticals - Class A (c)	159	673

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
AVEO Pharmaceuticals Inc. (c) (e)	43	90
Bio-Reference Labs Inc. (c) (e)	27	800
BioDelivery Sciences International Inc. (c) (e)	30	164
Biolase Technology Inc. (c) (e)	28	54
BioScrip Inc. (c)	64	560
Biotime Inc. (c) (e)	33	124
Cadence Pharmaceuticals Inc. (c)	70	440
Cambrex Corp. (c)	34	447
Cantel Medical Corp.	34	1,093
Capital Senior Living Corp. (c)	31	664
Cardiovascular Systems Inc. (c)	23	470
Cell Therapeutics Inc. (c)	99	162
Celldex Therapeutics Inc. (c) (e)	86	3,055
Cempra Inc. (c)	23	266
Centene Corp. (c)	57	3,666
Cepheid Inc. (c) (e)	72	2,795
Cerus Corp. (c) (e)	78	527
Chelsea Therapeutics International Inc. (c) (e)	82	248
Chemed Corp. (e)	20	1,437
ChemoCentryx Inc. (c)	22	120
Chimerix Inc. (c)	7	164
Chindex International Inc. (c)	14	231
Clovis Oncology Inc. (c)	17	1,018
Computer Programs & Systems Inc.	12	710
Conmed Corp.	29	987
Corcept Therapeutics Inc. (c)	47	74
Cornerstone Therapeutics Inc. (c)	7	64
Coronado Biosciences Inc. (c) (e)	31	217
Corvel Corp. (c)	13	463
Cross Country Healthcare Inc. (c)	35	209
CryoLife Inc.	26	181
Curis Inc. (c)	91	406
Cutera Inc. (c)	13	115
Cyberonics Inc. (c)	29	1,494
Cynosure Inc. - Class A (c)	21	489
Cytokinetics Inc (c) (e)	33	247
Cytori Therapeutics Inc. (c) (e)	64	150
Dendreon Corp. (c) (e)	164	480
DepoMed Inc. (c)	59	438
Derma Sciences Inc. (c) (e)	14	176
DexCom Inc. (c)	75	2,128
Durata Therapeutics Inc. (c) (e)	17	152
Dyax Corp. (c)	114	780
Dynavax Technologies Inc. (c)	177	213
Emergent BioSolutions Inc. (c)	30	573
Emeritus Corp. (c)	42	781
Enanta Pharmaceuticals Inc. (c) (e)	3	73
Endocyte Inc. (c)	32	422
Endologix Inc. (c)	66	1,062
Ensign Group Inc.	20	836
Enzon Pharmaceuticals Inc.	34	57
Epizyme Inc. (c) (e)	5	209
Exact Sciences Corp. (c)	74	870
ExacTech Inc. (c)	9	187
ExamWorks Group Inc. (c)	33	861
Exelixis Inc. (c) (e)	193	1,121
Fibrocell Science Inc. (c) (e)	15	65
Five Star Quality Care Inc. (c)	42	216
Fluidigm Corp. (c)	26	581
Furiex Pharmaceuticals Inc. (c)	8	335
Galena Biopharma Inc. (c) (e)	103	235
GenMark Diagnostics Inc. (c)	40	488
Genomic Health Inc. (c) (e)	18	560
Gentiva Health Services Inc. (c)	35	426
Geron Corp. (c)	140	470
Globus Medical Inc. - Class A (c) (e)	57	999
Greatbatch Inc. (c)	25	851
Greenway Medical Technologies (c)	13	264
GTx Inc. (c) (e)	27	53
Haemonetics Corp. (c)	54	2,172
Halozyme Therapeutics Inc. (c) (e)	93	1,026
Hanger Orthopedic Group Inc. (c)	36	1,227
Harvard Bioscience Inc. (c)	24	127
HealthSouth Corp.	92	3,167
HealthStream Inc. (c)	22	835
Healthways Inc. (c)	37	693
HeartWare International Inc. (c)	17	1,274
Hi-Tech Pharmacal Co. Inc.	12	526
HMS Holdings Corp. (c)	94	2,011
Horizon Pharma Inc. (c) (e)	53	180
Hyperion Therapeutics Inc. (c)	7	194
ICU Medical Inc. (c)	14	921
Idenix Pharmaceuticals Inc. (c) (e)	109	570
Immunogen Inc. (c) (e)	90	1,533
Immunomedics Inc. (c) (e)	82	508
Impax Laboratories Inc. (c)	73	1,496
Infinity Pharmaceuticals Inc. (c)	50	875
Insmed Inc. (c)	38	592
Insulet Corp. (c)	57	2,064
Insys Therapeutics Inc. (c) (e)	4	156
Integra LifeSciences Holdings Corp. (c)	21	842
Intercept Pharmaceuticals Inc. (c)	8	544
InterMune Inc. (c)	87	1,336
Invacare Corp.	33	574
IPC The Hospitalist Co. Inc. (c) (e)	18	895
Ironwood Pharmaceuticals Inc. - Class A (c) (e)	99	1,174
Isis Pharmaceuticals Inc. (c) (e)	118	4,442
KaloBios Pharmaceuticals Inc. (c)	7	32
Keryx Biopharmaceuticals Inc. (c)	85	863
Kindred Healthcare Inc.	59	794
KYTHERA Biopharmaceuticals Inc. (c) (e)	11	483
Landauer Inc.	10	507
Lannett Co. Inc. (c)	16	346
Lexicon Pharmaceuticals Inc. (c)	249	590
LHC Group Inc. (c)	14	323
Ligand Pharmaceuticals Inc. (c)	19	807
Luminex Corp. (c)	41	817
Magellan Health Services Inc. (c)	29	1,730
MAKO Surgical Corp. (c) (e)	46	1,358
MannKind Corp. (c) (e)	156	887
Masimo Corp.	52	1,382
MedAssets Inc. (c)	65	1,650
Medical Action Industries Inc. (c)	13	85
Medicines Co. (c)	67	2,261
Medidata Solutions Inc. (c)	28	2,806
MEI Pharma Inc. (c) (e)	8	96
Merge Healthcare Inc. (c)	63	164
Meridian Bioscience Inc. (e)	43	1,027
Merit Medical Systems Inc. (c)	47	566
Merrimack Pharmaceuticals Inc. (c) (e)	109	416
MiMedx Group Inc (c) (e)	96	398
Molina Healthcare Inc. (c)	30	1,058
Momenta Pharmaceuticals Inc. (c)	52	743
MWI Veterinary Supply Inc. (c)	14	2,038
Nanosphere Inc. (c)	37	74
National Healthcare Corp.	10	491
National Research Corp. - Class A (c)	9	171
National Research Corp. - Class B (e)	1	34
Natus Medical Inc. (c)	32	458
Navidea Biopharmaceuticals Inc. (c) (e)	124	330
Nektar Therapeutics (c)	123	1,286
Neogen Corp. (c)	25	1,547
NeoGenomics Inc. (c) (e)	29	87
Neurocrine Biosciences Inc. (c)	73	825
NewLink Genetics Corp. (c) (e)	16	302
Novavax Inc. (c) (e)	151	478

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
NPS Pharmaceuticals Inc. (c)	106	3,360
NuVasive Inc. (c)	46	1,135
NxStage Medical Inc. (c)	65	860
Omeros Corp. (c) (e)	31	302
Omnicell Inc. (c)	36	850
OncoGenex Pharmaceutical Inc. (c)	15	136
Opko Health Inc. (c) (e)	201	1,772
Optimer Pharmaceuticals Inc. (c)	53	672
OraSure Technologies Inc. (c)	58	352
Orexigen Therapeutics Inc. (c)	104	636
Orthofix International NV (c)	22	454
Osiris Therapeutics Inc. (c) (e)	18	304
OvaScience Inc (c)	8	78
Owens & Minor Inc. (e)	68	2,336
Pacific Biosciences of California Inc. (c)	52	290
Pacira Pharmaceuticals Inc. (c)	29	1,390
PAREXEL International Corp. (c)	60	3,007
PDL BioPharma Inc. (e)	147	1,170
Peregrine Pharmaceuticals Inc. (c) (e)	149	210
Pernix Therapeutics Holdings (c)	21	57
PharMerica Corp. (c)	34	445
PhotoMedex Inc. (c) (e)	14	216
Portola Pharmaceuticals Inc. (c)	9	228
Pozen Inc. (c)	24	135
Progenics Pharmaceuticals Inc. (c)	67	339
Prothena Corp. Plc (c)	14	276
Providence Services Corp. (c)	12	346
Puma Biotechnology Inc. (c)	23	1,247
Quality Systems Inc.	42	907
Questcor Pharmaceuticals Inc.	55	3,170
Quidel Corp. (c) (e)	29	834
Raptor Pharmaceutical Corp. (c) (e)	62	932
Receptos Inc. (c)	5	132
Regulus Therapeutics Inc. (c)	11	102
Repligen Corp. (c)	32	349
Repros Therapeutics Inc. (c)	24	640
Rigel Pharmaceuticals Inc. (c)	92	329
Rochester Medical Corp. (c)	13	265
Rockwell Medical Technologies Inc. (c) (e)	38	436
RTI Biologics Inc. (c)	54	201
Sagent Pharmaceuticals Inc. (c)	18	374
Sangamo Biosciences Inc. (c) (e)	59	617
Santarus Inc. (c)	58	1,312
Sarepta Therapeutics Inc. (c) (e)	36	1,686
Sciclone Pharmaceuticals Inc. (c)	55	278
Select Medical Holdings Corp.	53	431
Sequenom Inc. (c) (e)	130	348
SIGA Technologies Inc. (c) (e)	35	135
Skilled Healthcare Group Inc. - Class A (c)	19	83
Solta Medical Inc. (c)	90	186
Spectranetics Corp. (c)	44	741
Spectrum Pharmaceuticals Inc. (e)	66	553
Staar Surgical Co. (c)	38	517
Stemline Therapeutics Inc. (c) (e)	10	468
STERIS Corp.	63	2,701
Sucampo Pharmaceuticals Inc. - Class A (c)	15	94
Sunesis Pharmaceuticals Inc. (c)	41	204
Supernus Pharmaceuticals Inc. (c) (e)	13	96
SurModics Inc. (c)	17	392
Symmetry Medical Inc. (c)	36	293
Synageva BioPharma Corp. (c)	18	1,132
Synergy Pharmaceuticals Inc. (c) (e)	91	416
Synta Pharmaceuticals Corp. (c) (e)	46	291
Targacept Inc. (c)	26	138
Team Health Holdings Inc. (c)	73	2,780
TearLab Corp. (c)	33	361
TESARO Inc. (c)	15	568
Tetraphase Pharmaceuticals Inc (c)	10	115
TG Therapeutics Inc. (c) (e)	22	111
TherapeuticsMD Inc. (c) (e)	69	201
Thoratec Corp. (c)	61	2,279
Threshold Pharmaceuticals Inc. (c) (e)	45	211
Tornier BV (c)	29	551
Triple-S Management Corp. - Class B (c)	25	452
Unilife Corp. (c) (e)	89	297
Universal American Corp.	35	269
US Physical Therapy Inc.	14	424
USMD Holdings Inc (c) (e)	1	25
Utah Medical Products Inc.	4	249
Vanda Pharmaceuticals Inc. (c)	37	410
Vanguard Health Systems Inc.	37	780
Vascular Solutions Inc. (c)	16	275
Verastem Inc. (c) (e)	17	207
Vical Inc. (c)	70	87
ViroPharma Inc. (c)	69	2,702
Vivus Inc. (c) (e)	105	983
Vocera Communications Inc. (c)	22	406
Volcano Corp. (c)	58	1,389
WellCare Health Plans Inc. (c)	46	3,192
West Pharmaceutical Services Inc.	73	2,996
Wright Medical Group Inc. (c)	42	1,104
XenoPort Inc. (c)	53	301
XOMA Corp. (c)	78	351
Zeltiq Aesthetics Inc. (c) (e)	14	124
ZIOPHARM Oncology Inc. (c) (e)	63	250
Zogenix Inc. (c) (e)	94	174
		212,390
INDUSTRIALS - 14.8%
AAON Inc.	31	816
AAR Corp.	42	1,138
ABM Industries Inc.	58	1,549
Acacia Research Corp.	52	1,207
ACCO Brands Corp. (c)	119	789
Accuride Corp. (c)	49	253
Aceto Corp.	31	480
Acorn Energy Inc.	14	85
Actuant Corp. - Class A	77	2,993
Acuity Brands Inc.	45	4,153
Advisory Board Co. (c)	38	2,252
Aegion Corp. (c)	41	972
AeroVironment Inc. (c)	21	480
Air Transport Services Group Inc. (c)	57	426
Aircastle Ltd.	72	1,250
Alamo Group Inc.	8	381
Albany International Corp. - Class A	29	1,050
Allegiant Travel Co.	16	1,682
Altra Holdings Inc.	30	795
Ameresco Inc. - Class A (c)	19	188
American Railcar Industries Inc. (e)	10	408
American Science & Engineering Inc.	9	550
American Superconductor Corp. (c) (e)	49	114
American Woodmark Corp. (c)	11	387
Ampco-Pittsburgh Corp.	9	157
API Technologies Corp. (c)	26	76
Apogee Enterprises Inc.	30	892
Applied Industrial Technologies Inc.	45	2,314
ARC Document Solutions Inc. (c)	36	167
Argan Inc.	17	369
Arkansas Best Corp.	28	722
Astec Industries Inc.	21	751
Astronics Corp. (c)	13	651
Atlas Air Worldwide Holdings Inc. (c)	27	1,249
AZZ Inc.	27	1,118
Barnes Group Inc.	57	2,001
Barrett Business Services Inc.	7	493

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Beacon Roofing Supply Inc. (c)	52	1,913
Belden Inc.	46	2,969
Blount International Inc. (c)	52	635
BlueLinx Holdings Inc. (c)	26	51
Brady Corp. - Class A	49	1,501
Briggs & Stratton Corp.	50	1,015
Brink’s Co.	51	1,445
Builders FirstSource Inc. (c)	41	240
CAI International Inc. (c)	19	449
Capstone Turbine Corp. (c) (e)	345	408
Casella Waste Systems Inc. - Class A (c)	47	273
CBIZ Inc. (c)	44	324
CDI Corp.	13	204
Ceco Environmental Corp.	21	301
Celadon Group Inc.	23	424
Cenveo Inc. (c) (e)	69	203
Chart Industries Inc. (c)	32	3,930
Chase Corp.	6	190
CIRCOR International Inc.	18	1,144
CLARCOR Inc.	52	2,905
Coleman Cable Inc.	9	185
Columbus Mckinnon Corp. (c)	20	487
Comfort Systems USA Inc.	41	685
Commercial Vehicle Group Inc. (c)	22	177
Consolidated Graphics Inc. (c)	8	455
Corporate Executive Board Co.	36	2,603
Costa Inc. - Class A (c)	9	177
Courier Corp.	10	163
CRA International Inc. (c)	12	216
Cubic Corp.	21	1,116
Curtiss-Wright Corp.	50	2,345
Deluxe Corp.	54	2,259
DigitalGlobe Inc. (c)	79	2,512
Douglas Dynamics Inc.	23	333
Ducommun Inc. (c)	12	347
DXP Enterprises Inc. (c)	10	819
Dycom Industries Inc. (c)	35	969
Dynamic Materials Corp.	14	314
Echo Global Logistics Inc. (c)	20	419
Edgen Group Inc. - Class A (c)	18	135
EMCOR Group Inc.	72	2,801
Encore Capital Group Inc. (c) (e)	26	1,202
Encore Wire Corp.	20	801
Energy Recovery Inc. (c)	46	336
EnerNOC Inc. (c)	30	442
EnerSys	51	3,071
Engility Holdings Inc. (c)	19	597
Ennis Inc.	25	445
Enphase Energy Inc. (c) (e)	14	115
EnPro Industries Inc. (c)	22	1,319
Erickson Air-Crane Inc. (c) (e)	3	52
ESCO Technologies Inc.	26	878
Esterline Technologies Corp. (c)	33	2,666
ExOne Co. (c) (e)	7	285
Exponent Inc.	13	914
Federal Signal Corp. (c)	65	840
Flow International Corp. (c)	49	196
Forward Air Corp.	32	1,277
Franklin Covey Co. (c)	8	148
Franklin Electric Co. Inc.	51	1,991
FreightCar America Inc.	11	236
FTI Consulting Inc. (c)	43	1,623
FuelCell Energy Inc. (c) (e)	157	203
Furmanite Corp. (c)	39	386
G&K Services Inc. - Class A	20	1,238
GenCorp Inc. (c) (e)	63	1,016
Generac Holdings Inc.	55	2,344
General Cable Corp.	53	1,683
Geo Group Inc.	76	2,539
Gibraltar Industries Inc. (c)	32	454
Global Brass & Copper Holdings Inc. (c)	7	124
Global Power Equipment Group Inc.	19	389
Gorman-Rupp Co.	17	663
GP Strategies Corp. (c)	16	432
GrafTech International Ltd. (c) (e)	122	1,035
Graham Corp.	11	409
Granite Construction Inc.	41	1,246
Great Lakes Dredge & Dock Corp.	62	457
Greenbrier Cos. Inc. (c)	27	662
Griffon Corp.	47	588
H&E Equipment Services Inc. (c)	31	825
Hardinge Inc.	14	210
Hawaiian Holdings Inc. (c) (e)	59	436
Healthcare Services Group Inc. (e)	72	1,855
Heartland Express Inc.	50	714
HEICO Corp.	56	3,787
Heidrick & Struggles International Inc.	18	349
Heritage-Crystal Clean Inc. (c) (e)	7	132
Herman Miller Inc.	62	1,822
HNI Corp. (e)	44	1,608
Houston Wire & Cable Co.	17	235
HUB Group Inc. - Class A (c)	39	1,546
Hurco Cos. Inc.	7	189
Huron Consulting Group Inc. (c)	24	1,284
Hyster-Yale Materials Handling Inc. - Class A	11	989
ICF International Inc. (c)	22	764
II-VI Inc. (c)	53	1,006
InnerWorkings Inc. (c) (e)	49	477
Innovative Solutions & Support Inc.	11	88
Insperity Inc.	23	883
Insteel Industries Inc.	21	330
Interface Inc.	62	1,234
International Shipholding Corp.	7	200
Intersections Inc.	9	82
JetBlue Airways Corp. (c)	248	1,650
John Bean Technologies Corp.	32	788
Kadant Inc.	11	358
Kaman Corp. - Class A	28	1,072
Kaydon Corp.	34	1,199
Kelly Services Inc. - Class A	30	575
Keyw Holding Corp. (c) (e)	36	481
Kforce Inc.	30	525
Kimball International Inc. - Class B	37	408
Knight Transportation Inc.	63	1,037
Knoll Inc.	50	853
Korn/Ferry International (c)	51	1,092
Kratos Defense & Security Solutions Inc. (c)	49	409
Layne Christensen Co. (c)	22	446
LB Foster Co.	11	483
Lindsay Corp. (e)	13	1,100
LMI Aerospace Inc. (c)	14	182
LSI Industries Inc.	20	171
Lydall Inc. (c)	20	350
Manitex International Inc. (c)	11	118
Marten Transport Ltd.	23	394
MasTec Inc. (c)	63	1,919
Matson Inc.	45	1,174
McGrath RentCorp	25	890
Meritor Inc. (c)	102	801
Michael Baker Corp.	8	339
Middleby Corp. (c)	20	4,137
Miller Industries Inc.	11	194
Mine Safety Appliances Co.	30	1,556
Mistras Group Inc. (c)	18	307
Mobile Mini Inc. (c)	41	1,392
Moog Inc. - Class A (c)	46	2,689

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Mueller Industries Inc.	30	1,668
Mueller Water Products Inc. - Class A	166	1,324
Multi-Color Corp.	14	467
MYR Group Inc. (c)	22	530
NACCO Industries Inc. - Class A	5	266
National Presto Industries Inc. (e)	5	383
National Technical Systems Inc. (c)	9	200
Navigant Consulting Inc. (c)	53	815
NCI Building Systems Inc. (c)	20	252
NL Industries Inc.	7	76
NN Inc.	21	322
Nortek Inc. (c)	10	677
Northwest Pipe Co. (c)	9	307
Odyssey Marine Exploration Inc. (c) (e)	76	229
Omega Flex Inc.	1	18
On Assignment Inc. (c)	49	1,608
Orbital Sciences Corp. (c)	63	1,327
Orion Marine Group Inc. (c)	28	288
Pacer International Inc. (c)	43	267
Park-Ohio Holdings Corp. (c)	9	331
Patrick Industries Inc. (c)	6	177
Patriot Transportation Holding Inc. (c)	6	216
Pendrell Corp. (c)	153	296
Performant Financial Corp. (c)	26	279
PGT Inc. (c)	37	370
Pike Electric Corp.	30	335
Ply Gem Holdings Inc. (c)	14	194
PMFG Inc. (c)	22	166
Polypore International Inc. (c) (e)	50	2,038
Powell Industries Inc. (c)	10	619
Power Solutions International Inc. (c)	2	100
PowerSecure International Inc. (c)	25	393
Preformed Line Products Co.	2	167
Primoris Services Corp.	37	940
Proto Labs Inc. (c)	18	1,368
Quad/Graphics Inc. - Class A (e)	26	793
Quality Distribution Inc. (c)	21	193
Quanex Building Products Corp.	41	764
Raven Industries Inc.	38	1,248
RBC Bearings Inc. (c)	24	1,614
Republic Airways Holdings Inc. (c)	54	640
Resources Connection Inc.	42	576
Revolution Lighting Technologies Inc (c) (e)	26	67
Rexnord Corp. (c)	33	690
Roadrunner Transportation Systems Inc. (c)	20	576
RPX Corp. (c)	36	622
Rush Enterprises Inc. - Class A (c)	36	963
Saia Inc. (c)	25	791
Schawk Inc. - Class A	11	159
Seaboard Corp.	—	841
Simpson Manufacturing Co. Inc.	43	1,406
SkyWest Inc.	54	787
Sparton Corp. (c) (e)	13	320
Spirit Airlines Inc. (c)	64	2,203
Standard Parking Corp. (c)	17	467
Standex International Corp.	14	826
Steelcase Inc. - Class A	88	1,471
Sterling Construction Co. Inc. (c)	16	151
Sun Hydraulics Corp.	22	813
Swift Transporation Co. - Class A (c)	89	1,804
Swisher Hygiene Inc. (c) (e)	91	55
TAL International Group Inc. (e)	36	1,685
Taser International Inc. (c)	56	836
Team Inc. (c)	22	856
Tecumseh Products Co. - Class A (c)	23	208
Teledyne Technologies Inc. (c)	38	3,240
Tennant Co.	19	1,196
Tetra Tech Inc. (c)	69	1,791
Textainer Group Holdings Ltd. (e)	22	844
Thermon Group Holdings Inc. (c)	30	686
Titan International Inc.	56	820
Titan Machinery Inc. (c) (e)	20	315
TMS International Corp. - Class A	17	302
TRC Cos. Inc. (c)	12	87
Trex Co. Inc. (c)	18	890
TriMas Corp. (c)	42	1,577
TrueBlue Inc. (c)	43	1,024
Tutor Perini Corp. (c)	41	865
Twin Disc Inc.	9	248
Ultrapetrol Ltd. (c)	19	70
UniFirst Corp.	16	1,628
United Rentals Inc. (c)	—	—
United Stationers Inc.	43	1,880
Universal Forest Products Inc.	21	875
Universal Truckload Services Inc.	5	145
US Airways Group Inc. (c) (e)	202	3,835
US Ecology Inc.	19	577
USG Corp. (c) (e)	82	2,336
UTi Worldwide Inc.	97	1,460
Viad Corp.	21	527
Vicor Corp. (c)	23	188
VSE Corp.	5	242
Wabash National Corp. (c)	72	835
WageWorks Inc. (c)	26	1,321
Watsco Inc.	27	2,582
Watts Water Technologies Inc. - Class A	29	1,643
Werner Enterprises Inc.	48	1,118
WESCO Aircraft Holdings Inc. (c)	43	902
West Corp.	23	518
Woodward Governor Co.	72	2,956
Xerium Technologies Inc. (c)	10	111
XPO Logistics Inc. (c) (e)	32	696
YRC Worldwide Inc. (c) (e)	13	227
		244,830
INFORMATION TECHNOLOGY - 17.7%
Accelrys Inc. (c)	58	573
ACI Worldwide Inc. (c)	42	2,297
Active Network Inc. (c)	59	847
Actuate Corp. (c)	47	348
Acxiom Corp. (c)	79	2,237
ADTRAN Inc.	63	1,683
Advanced Energy Industries Inc. (c)	43	753
Advent Software Inc.	34	1,086
Aeroflex Holding Corp. (c)	16	111
Agilysys Inc. (c)	15	181
Alliance Fiber Optic Products Inc (e)	10	207
Alpha & Omega Semiconductor Ltd. (c)	16	136
Ambarella Inc. (c) (e)	21	412
American Software Inc. - Class A	26	225
Amkor Technology Inc. (c)	67	288
Anadigics Inc. (c)	85	168
Anaren Inc. (c)	12	302
Angie’s List Inc. (c) (e)	44	995
Anixter International Inc. (c)	29	2,534
Applied Micro Circuits Corp. (c)	77	988
Arris Group Inc. (c)	124	2,119
Aruba Networks Inc. (c)	121	2,022
Aspen Technology Inc. (c)	99	3,410
ATMI Inc. (c)	33	886
Audience Inc. (c)	9	96
AVG Technologies NV (c)	26	628
Aviat Networks Inc. (c)	62	160
Avid Technology Inc. (c)	29	174
Axcelis Technologies Inc. (c)	132	279
Badger Meter Inc.	16	731

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Bankrate Inc. (c) (e)	48	995
Bazaarvoice Inc. (c) (e)	53	478
Bel Fuse Inc. - Class B	10	181
Benchmark Electronics Inc. (c)	58	1,325
Black Box Corp.	16	476
Blackbaud Inc.	49	1,899
Blackhawk Network Holdings Inc. - Class A (c)	13	315
Blucora Inc. (c)	43	986
Bottomline Technologies Inc. (c)	40	1,105
Brightcove Inc. (c)	32	361
BroadSoft Inc. (c)	29	1,059
Brooks Automation Inc.	69	639
Cabot Microelectronics Corp. (c)	24	938
CACI International Inc. - Class A (c) (e)	25	1,699
CalAmp Corp. (c)	38	677
Calix Inc. (c)	44	558
Callidus Software Inc. (c)	43	391
Carbonite Inc. (c)	12	179
Cardtronics Inc. (c)	48	1,773
Cass Information Systems Inc.	11	602
Cavium Inc. (c)	55	2,255
Ceva Inc. (c)	25	430
ChannelAdvisor Corp. (c)	5	193
Checkpoint Systems Inc. (c)	45	750
Ciber Inc. (c)	73	240
Ciena Corp. (c) (e)	108	2,705
Cirrus Logic Inc. (c)	68	1,531
Cognex Corp.	91	2,869
Coherent Inc.	26	1,593
Cohu Inc.	22	244
CommVault Systems Inc. (c)	49	4,329
Computer Task Group Inc.	18	286
comScore Inc. (c)	37	1,084
Comtech Telecommunications Corp.	19	460
Comverse Inc. (c)	24	776
Constant Contact Inc. (c)	34	797
Convergys Corp.	112	2,100
Cornerstone OnDemand Inc. (c)	43	2,214
CoStar Group Inc. (c)	30	5,051
Cray Inc. (c) (e)	42	999
CSG Systems International Inc.	35	888
CTS Corp.	36	562
Cyan Inc. (c) (e)	7	71
Cypress Semiconductor Corp.	157	1,464
Daktronics Inc.	35	388
Datalink Corp. (c)	22	296
Dealertrack Technologies Inc. (c)	46	1,986
Demand Media Inc. (c) (e)	40	252
Demandware Inc. (c)	18	815
Dice Holdings Inc. (c)	46	389
Digi International Inc. (c)	31	313
Digimarc Corp.	6	129
Digital River Inc. (c)	39	690
Diodes Inc. (c)	38	920
DSP Group Inc. (c)	21	148
DTS Inc. (c)	21	433
E2open Inc. (c) (e)	16	364
Earthlink Inc.	107	531
Ebix Inc. (e)	35	348
eGain Corp. (c)	11	173
Electro Rent Corp.	17	314
Electro Scientific Industries Inc.	24	286
Electronics for Imaging Inc. (c)	49	1,567
Ellie Mae Inc. (c)	28	881
Emulex Corp. (c)	99	772
Entegris Inc. (c)	148	1,506
Entropic Communications Inc. (c)	101	442
Envestnet Inc. (c)	25	766
EPAM Systems Inc. (c)	24	825
EPIQ Systems Inc.	35	467
ePlus Inc.	4	197
Euronet Worldwide Inc. (c)	53	2,115
EVERTEC Inc.	32	717
Exar Corp. (c)	39	529
ExlService Holdings Inc. (c)	33	939
Extreme Networks (c)	96	503
Fabrinet (c)	32	536
Fair Isaac Corp.	38	2,076
FARO Technologies Inc. (c)	19	789
FEI Co.	44	3,861
Finisar Corp. (c)	100	2,255
FleetMatics Group Plc (c)	17	642
FormFactor Inc. (c)	61	419
Forrester Research Inc.	14	507
Fusion-io Inc. (c) (e)	80	1,067
Global Cash Access Holdings Inc. (c)	69	538
Global Eagle Entertainment Inc (c) (e)	19	176
Globecomm Systems Inc. (c)	27	376
Glu Mobile Inc. (c) (e)	66	185
GSI Group Inc. (c)	29	281
GSI Technology Inc. (c)	20	140
GT Advanced Technologies Inc. (c) (e)	125	1,063
Guidance Software Inc. (c)	17	155
Guidewire Software Inc. (c)	45	2,106
Hackett Group Inc.	26	185
Harmonic Inc. (c)	106	814
Heartland Payment Systems Inc. (e)	39	1,537
Higher One Holdings Inc. (c) (e)	30	228
Hittite Microwave Corp. (c)	34	2,196
Hutchinson Technology Inc. (c)	21	72
iGate Corp. (c)	36	1,013
Imation Corp. (c)	37	151
Immersion Corp. (c)	32	416
Imperva Inc. (c)	21	889
Infinera Corp. (c) (e)	123	1,396
Infoblox Inc. (c)	53	2,233
Inphi Corp. (c)	29	396
Insight Enterprises Inc. (c)	46	861
Integrated Device Technology Inc. (c)	138	1,303
Integrated Silicon Solutions Inc. (c)	27	295
Interactive Intelligence Group (c)	16	1,030
InterDigital Inc.	44	1,637
Intermolecular Inc. (c)	18	100
Internap Network Services Corp. (c)	60	420
International Rectifier Corp. (c) (e)	74	1,833
Intersil Corp. - Class A	135	1,521
IntraLinks Holdings Inc. (c)	42	366
InvenSense Inc. (c) (e)	59	1,048
Itron Inc. (c)	42	1,804
Ixia (c)	59	926
IXYS Corp.	28	269
j2 Global Inc. (e)	49	2,426
Jive Software Inc. (c)	43	543
Kemet Corp. (c)	45	187
Kopin Corp. (c)	79	317
KVH Industries Inc. (c)	18	250
Lattice Semiconductor Corp. (c)	127	565
Limelight Networks Inc. (c)	54	105
Lionbridge Technologies Inc. (c)	54	198
Liquidity Services Inc. (c) (e)	26	873
Littelfuse Inc.	24	1,843
LivePerson Inc. (c)	57	541
LogMeIn Inc. (c)	27	826
Loral Space & Communications Inc.	14	923
LTX-Credence Corp. (c)	46	304

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
M/A-COM Technology Solutions Holdings Inc. (c)	9	159
Manhattan Associates Inc. (c)	21	1,980
Mantech International Corp. - Class A (e)	26	750
Marchex Inc. - Class B	29	208
Marin Software Inc. (c) (e)	8	101
Marketo Inc. (c) (e)	6	195
MAXIMUS Inc.	72	3,239
MaxLinear Inc. - Class A (c)	23	190
Maxwell Technologies Inc. (c)	35	318
Measurement Specialties Inc. (c)	15	797
Mentor Graphics Corp.	101	2,353
Mercury Systems Inc. (c)	31	307
Mesa Laboratories Inc.	3	225
Methode Electronics Inc.	39	1,087
Micrel Inc.	51	465
Microsemi Corp. (c)	99	2,403
MicroStrategy Inc. - Class A (c)	9	984
Millennial Media Inc. (c) (e)	40	286
Mindspeed Technologies Inc. (c) (e)	38	115
Mitek Systems Inc (c) (e)	33	170
MKS Instruments Inc.	56	1,501
MODEL N Inc. (c) (e)	7	71
ModusLink Global Solutions Inc. (c)	34	93
MoneyGram International Inc. (c)	23	460
Monolithic Power Systems Inc.	39	1,168
Monotype Imaging Holdings Inc.	40	1,148
Monster Worldwide Inc. (c)	121	536
MoSys Inc. (c)	59	219
Move Inc. (c)	44	740
MTS Systems Corp.	17	1,066
Multi-Fineline Electronix Inc. (c)	8	122
Nanometrics Inc. (c)	26	422
Neonode Inc. (c) (e)	32	203
NeoPhotonics Corp. (c)	23	173
NetGear Inc. (c)	40	1,247
NetScout Systems Inc. (c)	38	969
Newport Corp. (c)	43	669
NIC Inc.	69	1,596
Numerex Corp. - Class A (c) (e)	13	137
NVE Corp. (c)	6	297
Omnivision Technologies Inc. (c)	56	864
OpenTable Inc. (c)	24	1,699
Oplink Communications Inc. (c)	21	405
OSI Systems Inc. (c)	21	1,582
Park Electrochemical Corp.	20	583
ParkerVision Inc. (c) (e)	101	337
PC Connection Inc.	8	124
PC-Tel Inc.	19	164
PDF Solutions Inc. (c)	28	585
Pegasystems Inc.	19	758
Peregrine Semiconductor Corp. (c) (e)	30	270
Perficient Inc. (c)	35	641
Pericom Semiconductor Corp. (c)	23	183
Photronics Inc. (c)	63	490
Planet Payment Inc (c)	37	95
Plantronics Inc.	46	2,125
Plexus Corp. (c)	35	1,315
PLX Technology Inc. (c)	45	269
PMC - Sierra Inc. (c)	217	1,438
Power Integrations Inc.	31	1,672
PRG-Schultz International Inc. (c)	28	175
Procera Networks Inc. (c) (e)	21	319
Progress Software Corp. (c)	58	1,489
Proofpoint Inc. (c)	24	767
PROS Holdings Inc. (c)	23	803
PTC Inc. (c)	126	3,582
QAD Inc. - Class A (e)	6	82
QLIK Technologies Inc. (c)	92	3,138
QLogic Corp. (c)	93	1,021
Qualys Inc. (c)	16	350
Quantum Corp. (c)	241	333
QuinStreet Inc. (c)	36	338
Radisys Corp. (c)	18	59
Rally Software Development Corp. (c)	6	182
Rambus Inc. (c)	117	1,099
RealD Inc. (c) (e)	46	322
RealNetworks Inc. (c)	28	242
RealPage Inc. (c) (e)	49	1,130
Reis Inc. (c)	7	119
Responsys Inc. (c)	40	665
RF Micro Devices Inc. (c)	300	1,690
Richardson Electronics Ltd.	11	129
Rofin-Sinar Technologies Inc. (c)	28	682
Rogers Corp. (c)	18	1,064
Rosetta Stone Inc. (c)	12	192
Rubicon Technology Inc. (c) (e)	22	262
Ruckus Wireless Inc. (c)	48	802
Rudolph Technologies Inc. (c)	37	421
Sanmina Corp. (c)	88	1,542
Sapiens International Corp. NV	13	79
Sapient Corp. (c)	118	1,831
ScanSource Inc. (c)	29	1,010
SciQuest Inc. (c)	24	532
SeaChange International Inc. (c)	34	389
Semtech Corp. (c)	72	2,154
ServiceSource International Inc. (c)	64	771
ShoreTel Inc. (c)	57	346
Sigma Designs Inc. (c)	30	168
Silicon Graphics International Corp. (c)	35	572
Silicon Image Inc. (c)	86	461
Silver Spring Networks Inc. (c) (e)	5	90
Sonus Networks Inc. (c)	226	763
Sourcefire Inc. (c)	33	2,522
Spansion Inc. (c)	52	523
Spark Networks Inc. (c) (e)	16	129
Speed Commerce Inc. (c)	35	116
SPS Commerce Inc. (c)	16	1,053
SS&C Technologies Holdings Inc. (c)	62	2,367
Stamps.com Inc. (c)	14	657
SunEdison Inc. (c)	247	1,969
SunPower Corp. (c) (e)	43	1,130
Super Micro Computer Inc. (c)	35	473
Supertex Inc.	12	303
support.com Inc. (c)	58	318
Sykes Enterprises Inc. (c)	43	770
Symmetricom Inc. (c)	40	192
Synaptics Inc. (c)	35	1,532
Synchronoss Technologies Inc. (c)	31	1,162
SYNNEX Corp. (c)	28	1,728
Syntel Inc.	16	1,297
Take-Two Interactive Software Inc. (c)	86	1,567
Tangoe Inc. (c) (e)	34	809
TechTarget Inc. (c)	14	68
TeleCommunication Systems Inc. - Class A (c)	42	103
TeleNav Inc. (c)	17	98
TeleTech Holdings Inc. (c)	22	548
Tellabs Inc.	372	844
Tessco Technologies Inc.	7	231
Tessera Technologies Inc.	55	1,070
TiVo Inc. (c)	135	1,678
Travelzoo Inc. (c)	8	203
TriQuint Semiconductor Inc. (c)	174	1,413
Trulia Inc. (c) (e)	29	1,387
TTM Technologies Inc. (c)	58	566
Tyler Technologies Inc. (c)	34	2,939

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Ubiquiti Networks Inc. (e)	12	405
Ultimate Software Group Inc. (c)	29	4,294
Ultra Clean Holdings Inc. (c)	22	149
Ultratech Inc. (c)	29	879
Uni-Pixel Inc. (c) (e)	12	221
Unisys Corp. (c)	46	1,166
United Online Inc.	101	808
Universal Display Corp. (c) (e)	43	1,372
Unwired Planet Inc. (c)	97	168
ValueClick Inc. (c)	81	1,694
VASCO Data Security International Inc. (c)	30	235
Veeco Instruments Inc. (c)	42	1,553
Verint Systems Inc. (c)	56	2,082
ViaSat Inc. (c)	42	2,690
Viasystems Group Inc. (c)	2	35
VirnetX Holding Corp. (c) (e)	44	901
Virtusa Corp. (c)	22	651
Vishay Precision Group Inc. (c)	13	189
VistaPrint NV (c) (e)	35	1,967
Vocus Inc. (c)	19	179
Volterra Semiconductor Corp. (c)	27	630
Vringo Inc. (c) (e)	82	237
Web.com Group Inc. (c)	45	1,443
WebMD Health Corp. - Class A (c) (e)	37	1,060
Westell Technologies Inc. - Class A (c)	53	177
WEX Inc. (c)	39	3,451
XO Group Inc. (c)	26	330
Xoom Corp. (c)	6	188
Yelp Inc. - Class A (c)	32	2,100
Zillow Inc. - Class A (c) (e)	25	2,096
Zixit Corp. (c)	63	307
Zygo Corp. (c)	16	262
		293,033
MATERIALS - 4.8%
A. Schulman Inc.	31	907
Advanced Emissions Solutions Inc. (c) (e)	10	446
AEP Industries Inc. (c)	5	365
AK Steel Holding Corp. (c) (e)	142	532
Allied Nevada Gold Corp. (c) (e)	108	451
AM Castle & Co. (c)	20	322
AMCOL International Corp.	28	901
American Pacific Corp. (c)	7	368
American Vanguard Corp.	30	805
Arabian American Development Co. (c)	22	198
Axiall Corp.	73	2,777
Balchem Corp.	32	1,636
Berry Plastics Group Inc. (c)	59	1,177
Boise Cascade Co. (c)	11	303
Boise Inc.	106	1,334
Calgon Carbon Corp. (c)	56	1,070
Century Aluminum Co. (c)	56	454
Chemtura Corp. (c)	105	2,410
Clearwater Paper Corp. (c)	23	1,111
Coeur d’Alene Mines Corp. (c)	108	1,302
Commercial Metals Co.	125	2,112
Deltic Timber Corp.	12	794
Ferro Corp. (c)	79	723
Flotek Industries Inc. (c)	50	1,150
FutureFuel Corp.	24	429
General Moly Inc. (c)	54	89
Globe Specialty Metals Inc.	67	1,025
Gold Resource Corp. (e)	38	249
Graphic Packaging Holding Co. (c)	224	1,915
GSE Holding Inc. (c)	6	13
Handy & Harman Ltd. (c)	6	137
Hawkins Inc.	9	340
Haynes International Inc.	13	582
HB Fuller Co.	54	2,424
Headwaters Inc. (c)	80	719
Hecla Mining Co. (e)	349	1,095
Horsehead Holding Corp. (c)	48	602
Innophos Holdings Inc.	23	1,215
Innospec Inc.	25	1,149
Intrepid Potash Inc. (e)	57	898
Kaiser Aluminum Corp.	20	1,434
KapStone Paper and Packaging Corp.	44	1,863
KMG Chemicals Inc.	8	182
Koppers Holdings Inc.	22	924
Kraton Performance Polymers Inc. (c)	36	698
Landec Corp. (c)	29	359
Louisiana-Pacific Corp. (c)	149	2,614
LSB Industries Inc. (c)	21	702
Materion Corp.	21	663
Midway Gold Corp. (c) (e)	120	115
Minerals Technologies Inc.	37	1,834
Molycorp Inc. (c) (e)	130	851
Myers Industries Inc.	31	621
Neenah Paper Inc.	18	688
Noranda Aluminium Holding Corp.	27	66
Olin Corp.	86	1,975
Olympic Steel Inc.	9	246
OM Group Inc. (c)	34	1,132
Omnova Solutions Inc. (c)	48	410
P.H. Glatfelter Co.	45	1,218
Paramount Gold and Silver Corp. (c) (e)	148	191
Penford Corp. (c)	8	121
PolyOne Corp.	105	3,213
Quaker Chemical Corp.	14	1,005
Resolute Forest Products (c) (e)	73	967
RTI International Metals Inc. (c)	33	1,052
Schnitzer Steel Industries Inc. - Class A	28	776
Schweitzer-Mauduit International Inc.	33	2,025
Sensient Technologies Corp.	53	2,539
Stepan Co.	20	1,141
Stillwater Mining Co. (c) (e)	126	1,385
SunCoke Energy Inc. (c)	73	1,248
Taminco Corp. (c)	16	326
Texas Industries Inc. (c)	23	1,537
Tredegar Corp.	27	701
UFP Technologies Inc. (c)	5	112
United States Lime & Minerals Inc. (c)	2	90
Universal Stainless & Alloy Products Inc. (c)	8	266
US Concrete Inc (c)	16	324
US Silica Holdings Inc. (e)	24	585
Walter Industries Inc. (e)	65	919
Wausau Paper Corp.	54	703
Worthington Industries Inc.	56	1,940
Zep Inc.	26	418
Zoltek Cos. Inc. (c) (e)	27	452
		79,160
TELECOMMUNICATION SERVICES - 0.8%
8x8 Inc. (c)	79	795
Atlantic Tele-Network Inc.	10	525
Boingo Wireless Inc. (c)	19	132
Cbeyond Inc. (c)	25	159
Cincinnati Bell Inc. (c)	228	619
Cogent Communications Group Inc.	50	1,622
Consolidated Communications Holdings Inc.	44	757
Fairpoint Communications Inc. (c) (e)	19	185
General Communication Inc. - Class A (c)	32	301
Hawaiian Telcom Holdco Inc. (c) (e)	10	278
HickoryTech Corp.	12	140
IDT Corp. - Class B	18	313
inContact Inc. (c)	58	479

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Inteliquent Inc.	39	376
Iridium Communications Inc. (c) (e)	72	495
Leap Wireless International Inc. (c)	56	892
Lumos Networks Corp.	16	356
magicJack VocalTec Ltd. (c) (e)	22	288
NII Holdings Inc. - Class B (c) (e)	183	1,112
NTELOS Holdings Corp.	15	274
ORBCOMM Inc. (c)	34	177
Premiere Global Services Inc. (c)	50	498
Primus Telecommunications Group Inc.	10	33
Shenandoah Telecommunications Co.	25	599
Straight Path Communications Inc. - Class B (c)	7	34
Towerstream Corp. (c) (e)	85	242
USA Mobility Inc.	23	324
Vonage Holdings Corp. (c)	170	535
		12,540
UTILITIES - 2.9%
Allete Inc.	43	2,055
American States Water Co.	40	1,114
Artesian Resources Corp. - Class A	8	183
Atlantic Power Corp. (e)	130	559
Avista Corp.	64	1,686
Black Hills Corp.	47	2,363
California Water Service Group	50	1,015
Chesapeake Utilities Corp.	10	537
Cleco Corp.	64	2,853
Connecticut Water Services Inc.	10	332
Consolidated Water Co. Ltd.	15	225
Delta Natural Gas Co. Inc.	7	158
Dynegy Inc. (c) (e)	107	2,060
El Paso Electric Co.	43	1,430
Empire District Electric Co.	45	967
Genie Energy Ltd. - Class B (c)	13	131
IDACORP Inc.	54	2,593
Laclede Group Inc.	35	1,565
MGE Energy Inc.	22	1,225
Middlesex Water Co.	15	331
New Jersey Resources Corp.	45	1,962
Northwest Natural Gas Co.	28	1,186
NorthWestern Corp.	40	1,813
Ormat Technologies Inc. (e)	19	519
Otter Tail Corp.	38	1,047
Piedmont Natural Gas Co. Inc.	80	2,617
PNM Resources Inc.	85	1,921
Portland General Electric Co.	81	2,278
Pure Cycle Corp. (c) (e)	15	70
SJW Corp.	15	427
South Jersey Industries Inc.	34	1,996
Southwest Gas Corp.	49	2,470
UIL Holdings Corp.	54	2,009
Unitil Corp.	14	406
UNS Energy Corp.	44	2,060
WGL Holdings Inc.	55	2,355
York Water Co.	13	257
		48,775
Total Common Stocks (cost $1,276,172)		1,630,922

RIGHTS - 0.0%
Trius Therapeutics Inc. (c) (f)	8	—
Total Rights (cost $0)		—

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f)	19	—
Tejon Ranch Co. (c)	2	5
Total Warrants (cost $0)		5

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund Inc. (c)	8	207
Total Investment Companies (cost $170)		207

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f) (u)	19	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 11.6%

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	16,867	16,867
Securities Lending Collateral - 10.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	174,362	174,362
Treasury Securities - 0.1%
U.S. Treasury Bill
0.04%, 12/05/13 (o)	$665	665
0.02%, 03/13/14 (o)	265	265
		930
Total Short Term Investments (cost $192,159)		192,159
Total Investments - 110.4% (cost $1,468,501)		1,823,293
Other Assets and Liabilities, Net - (10.4%)		(171,882)
Total Net Assets - 100.0%		$1,651,411

JNL/Mellon Capital International Index Fund
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 11.0%
ABC-Mart Inc.	4	$200
Accor SA	27	1,131
Adidas AG	34	3,708
Aisin Seiki Co. Ltd.	32	1,351
Asics Corp.	29	505
Axel Springer AG	6	324
Bayerische Motoren Werke AG	55	5,917
Benesse Corp.	13	473
Bridgestone Corp.	106	3,888
British Sky Broadcasting Group Plc	173	2,431
Burberry Group Plc	75	1,974
Carnival Plc	29	982
Casio Computer Co. Ltd. (e)	33	306
Christian Dior SA	9	1,699
Cie Financiere Richemont SA	87	8,669
Compagnie Generale des Etablissements Michelin	30	3,381
Compass Group Plc	305	4,189
Continental AG	18	3,022
Crown Ltd.	67	978
Daihatsu Motor Co. Ltd. (e)	29	564
Daimler AG	159	12,405
Dena Co. Ltd. (e)	17	352
Denso Corp.	79	3,726
Dentsu Inc. (e)	35	1,335
Don Quijote Co. Ltd.	8	501
Echo Entertainment Group Ltd.	125	323
Electrolux AB - Class B	40	1,026
Eutelsat Communications Group SA (e)	22	705
Fast Retailing Co. Ltd.	9	3,281

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Fiat SpA (c)	141	1,127
Flight Centre Ltd.	8	369
Fuji Heavy Industries Ltd.	95	2,647
Galaxy Entertainment Group Ltd. (c)	343	2,410
Genting International Plc (e)	1,000	1,147
GKN Plc	268	1,482
Hakuhodo DY Holdings Inc.	36	265
Harvey Norman Holdings Ltd. (e)	87	258
Hennes & Mauritz AB - Class B	158	6,851
Honda Motor Co. Ltd.	270	10,316
Hugo Boss AG	5	641
Husqvarna AB - Class B (e)	61	398
Inditex SA	36	5,594
InterContinental Hotels Group Plc	43	1,266
Isetan Mitsukoshi Holdings Ltd.	58	864
Isuzu Motors Ltd.	195	1,293
ITV Plc	586	1,664
J. Front Retailing Co. Ltd.	85	692
Jardine Cycle & Carriage Ltd. (e)	18	544
JC Decaux SA	10	353
Kabel Deutschland Holding AG (e)	4	464
Kingfisher Plc	398	2,485
Koito Manufacturing Co. Ltd.	15	286
Lagardere SCA	20	638
Li & Fung Ltd. (e)	926	1,348
Luxottica Group SpA	27	1,447
LVMH Moet Hennessy Louis Vuitton SA	42	8,294
Marks & Spencer Group Plc	271	2,180
Marui Group Co. Ltd.	33	305
Mazda Motor Corp. (c)	451	2,027
McDonald’s Holdings Co. Japan Ltd. (e)	10	278
MGM China Holdings Ltd.	145	483
Mitsubishi Motors Corp. (c) (e)	69	764
Namco Bandai Holdings Inc.	27	501
Next Plc	26	2,190
NGK Spark Plug Co. Ltd.	32	710
NHK Spring Co. Ltd.	31	319
Nikon Corp. (e)	54	945
Nissan Motor Co. Ltd.	414	4,175
Nitori Co. Ltd.	6	563
NOK Corp. (e)	16	244
Nokian Renkaat Oyj (e)	18	911
OPAP SA	41	454
Oriental Land Co. Ltd.	8	1,356
Panasonic Corp.	362	3,503
Pearson Plc	134	2,729
Persimmon Plc	52	912
Pirelli & C. SpA	35	451
PPR SA	12	2,775
ProSiebenSat.1 Media AG	18	761
Publicis Groupe SA	30	2,372
Rakuten Inc.	115	1,750
Reed Elsevier NV	116	2,329
Reed Elsevier Plc	192	2,592
Renault SA	32	2,568
Rinnai Corp. (e)	6	476
Sands China Ltd.	406	2,512
Sankyo Co. Ltd.	9	440
Sanrio Co. Ltd. (e)	7	425
Sega Sammy Holdings Inc.	33	942
Sekisui Chemical Co. Ltd.	70	714
Sekisui House Ltd. (e)	89	1,201
SES SA - FDR	48	1,378
Shangri-La Asia Ltd.	256	424
Sharp Corp. (c) (e)	174	642
Shimamura Co. Ltd.	4	398
Shimano Inc.	13	1,198
Singapore Press Holdings Ltd. (e)	267	876
SJM Holdings Ltd. (e)	328	924
SKYCITY Entertainment Group Ltd.	85	283
Sodexo SA	15	1,397
Sony Corp. (e)	165	3,533
Stanley Electric Co. Ltd. (e)	26	550
Sumitomo Rubber Industries Inc.	31	474
Suzuki Motor Corp.	58	1,396
Swatch Group AG	5	3,252
Swatch Group AG	7	739
Tabcorp Holdings Ltd.	111	339
Takashimaya Co. Ltd.	40	376
Tatts Group Ltd.	225	650
Toho Co. Ltd.	17	359
Toyoda Gosei Co. Ltd.	9	225
Toyota Boshoku Corp. (e)	10	138
Toyota Industries Corp.	26	1,130
Toyota Motor Corp.	456	29,226
TUI Travel Plc	80	475
USS Co. Ltd.	40	575
Volkswagen AG	5	1,100
Whitbread Plc	28	1,366
William Hill Plc	147	961
Wolters Kluwer NV	50	1,282
WPP Plc	211	4,328
Wynn Macau Ltd. (e)	269	920
Yamada Denki Co. Ltd. (e)	142	421
Yamaha Corp.	24	342
Yamaha Motor Co. Ltd. (e)	42	622
Yokohama Rubber Co Ltd.	30	297
Yue Yuen Industrial Holdings Ltd.	124	346
		235,288
CONSUMER STAPLES - 10.6%
AEON Co. Ltd.	99	1,361
Ajinomoto Co. Inc. (e)	102	1,342
Anheuser-Busch InBev NV	133	13,187
Aryzta AG	14	948
Asahi Breweries Ltd.	65	1,716
Associated British Foods Plc	60	1,823
Barry Callebaut AG (e)	—	401
Beiersdorf AG	16	1,421
British American Tobacco Plc	316	16,652
Calbee Inc.	14	395
Carlsberg A/S - Class B	18	1,857
Carrefour SA	97	3,341
Casino Guichard Perrachon SA	9	904
Coca-Cola Amatil Ltd.	91	1,037
Coca-Cola HBC AG	33	975
Coca-Cola West Co. Ltd.	10	190
Colruyt SA (e)	11	634
Danone SA	95	7,127
Delhaize Group	17	1,057
Diageo Plc	415	13,199
Distribuidora Internacional de Alimentacion SA	102	881
FamilyMart Co. Ltd. (e)	9	386
Golden Agri-Resources Ltd. (e)	1,187	492
Heineken Holding NV	16	1,013
Heineken NV	38	2,673
Henkel AG & Co. KGaA	22	1,937
Imperial Tobacco Group Plc	163	6,017
J Sainsbury Plc	202	1,281
Japan Tobacco Inc.	183	6,579
Jeronimo Martins SGPS SA	43	886
Kao Corp.	86	2,689
Kerry Group Plc	24	1,440
Kesko Oyj	9	281
Kikkoman Corp.	26	477
Kirin Holdings Co. Ltd.	143	2,088

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Koninklijke Ahold NV	165	2,859
L’Oreal SA	40	6,881
Lawson Inc. (e)	11	878
Lindt & Spruengli AG	—	761
MEIJI Holdings Co. Ltd. (e)	9	499
Metcash Ltd. (e)	144	431
Metro AG	22	861
Nestle SA	533	37,143
Nippon Meat Packers Inc.	29	416
Nisshin Seifun Group Inc. (e)	38	382
Nissin Foods Holdings Co. Ltd. (e)	9	353
Olam International Ltd. (e)	235	288
Pernod-Ricard SA	35	4,386
Reckitt Benckiser Group Plc	107	7,834
Remy Cointreau SA (e)	4	425
SABMiller Plc	159	8,077
Seven & I Holdings Co. Ltd.	125	4,592
Shiseido Co. Ltd. (e)	60	1,088
Suedzucker AG	14	405
Suntory Beverage & Food Ltd	20	688
Swedish Match AB	33	1,152
Tate & Lyle Plc	77	917
Tesco Plc	1,336	7,765
Toyo Suisan Kaisha Ltd. (e)	16	470
Treasury Wine Estates Ltd.	113	466
Unicharm Corp. (e)	19	1,094
Unilever NV - CVA	270	10,292
Unilever Plc	213	8,266
Wesfarmers Ltd.	167	6,416
Wilmar International Ltd. (e)	305	771
WM Morrison Supermarkets Plc	370	1,676
Woolworths Ltd.	206	6,737
Yakult Honsha Co. Ltd.	15	733
Yamazaki Baking Co. Ltd.	15	162
		224,851
ENERGY - 6.6%
Aker Solutions ASA	25	349
AMEC Plc	48	840
BG Group Plc	563	10,755
BP Plc	3,132	21,961
Caltex Australia Ltd.	20	341
Cie Generale de Geophysique - Veritas (c)	26	610
Cosmo Oil Co. Ltd. (c)	85	159
ENI SpA (e)	421	9,687
Fugro NV - CVA	12	757
Galp Energia SGPS SA	56	938
Idemitsu Kosan Co. Ltd.	4	357
INPEX Corp.	148	1,749
Japan Petroleum Exploration Co.	6	237
JX Holdings Inc.	377	1,962
Lundin Petroleum AB (c)	37	807
Neste Oil Oyj	19	431
OMV AG	24	1,199
Origin Energy Ltd.	180	2,365
Petrofac Ltd.	43	970
Repsol SA	140	3,471
Royal Dutch Shell Plc - Class A	626	20,653
Royal Dutch Shell Plc - Class B	422	14,576
Saipem SpA (e)	42	908
Santos Ltd.	158	2,231
SeaDrill Ltd.	63	2,819
Showa Shell Sekiyu KK	29	327
StatoilHydro ASA	186	4,219
Subsea 7 SA	46	961
Technip SA	17	1,970
Tenaris SA	80	1,862
TonenGeneral Sekiyu KK	43	398
Total SA	352	20,406
Transocean Ltd.	60	2,668
Tullow Oil Plc	149	2,469
Whitehaven Coal Ltd. (c) (e)	70	131
Woodside Petroleum Ltd.	110	3,929
WorleyParsons Ltd.	34	773
		141,245
FINANCIALS - 24.5%
3i Group Plc	161	948
Aberdeen Asset Management Plc	164	1,004
Acom Co. Ltd. (c)	59	224
Admiral Group Plc	35	695
Aegon NV	293	2,167
AEON Credit Service Co. Ltd. (e)	10	329
AEON Mall Co. Ltd.	20	600
Ageas	38	1,530
AIA Group Ltd.	1,995	9,389
Allianz SE	75	11,873
AMP Ltd.	480	2,068
Anglo Irish Bank Corp. Plc (f)	34	—
Aozora Bank Ltd.	168	498
Ascendas REIT (e)	309	562
Assicurazioni Generali SpA	191	3,820
ASX Ltd.	33	1,064
Australia & New Zealand Banking Group Ltd.	454	13,053
Aviva Plc	484	3,106
AXA SA	297	6,900
Baloise Holding AG	8	867
Banca Monte dei Paschi di Siena SpA (c) (e)	833	232
Banco Bilbao Vizcaya Argentaria SA (e)	917	10,252
Banco de Sabadell SA (e)	527	1,327
Banco Espirito Santo SA (c)	295	314
Banco Popular Espanol SA (c)	219	1,175
Banco Santander SA	1,843	15,027
Bank Hapoalim BM	178	902
Bank Leumi Le-Israel BM (c)	205	764
Bank of East Asia Ltd. (e)	217	917
Bank of Kyoto Ltd. (e)	48	423
Bank of Yokohama Ltd.	200	1,147
Bankia SA (c)	709	772
Banque Cantonale Vaudoise	—	253
Barclays Plc	2,024	8,649
Bendigo and Adelaide Bank Ltd. (e)	66	616
BGP Holdings Plc (c) (f)	479	—
BNP Paribas	165	11,134
BOC Hong Kong Holdings Ltd.	621	1,997
British Land Co. Plc	155	1,452
CaixaBank SA	180	792
CapitaCommercial Trust (e)	295	341
Capital Shopping Centres Group	114	594
CapitaLand Ltd.	419	1,033
CapitaMall Trust (e)	381	595
CapitaMalls Asia Ltd. (e)	191	298
CFS Retail Property Trust	324	606
Cheung Kong Holdings Ltd.	227	3,456
China Bank Ltd.	124	908
Chugoku Bank Ltd.	26	366
Chuo Mitsui Trust Holdings Inc.	555	2,758
City Developments Ltd. (e)	66	541
CNP Assurances SA	28	497
Commerzbank AG (c)	164	1,883
Commonwealth Bank of Australia	266	17,682
Corio NV	11	468
Credit Agricole SA (c)	159	1,749
Credit Saison Co. Ltd.	24	648
Credit Suisse Group AG	248	7,599
Dai-Ichi Life Insurance Co. Ltd.	143	2,044

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Daito Trust Construction Co. Ltd.	12	1,191
Daiwa House Industry Co. Ltd.	97	1,832
Daiwa Securities Group Inc.	278	2,509
Danske Bank A/S (c)	108	2,327
DBS Group Holdings Ltd. (e)	285	3,724
Delta Lloyd NV (e)	33	698
Deutsche Bank AG	169	7,757
Deutsche Boerse AG	32	2,436
Dexus Property Group	772	723
Direct Line Insurance Group Plc	120	413
DNB ASA	160	2,436
Erste Group Bank AG	40	1,274
Eurazeo	5	334
Exor SpA	16	593
Federation Centres Ltd.	214	457
First Pacific Co. Ltd.	410	453
Fonciere Des Regions	5	443
Fukuoka Financial Group Inc.	129	584
Gecina SA	4	490
Gjensidige Forsikring ASA	30	457
Global Logistic Properties Ltd.	485	1,117
Goodman Group	278	1,269
GPT Group	280	909
Groupe Bruxelles Lambert SA	13	1,130
Groupe Bruxelles Lambert SA VVPR Strip (c) (f)	—	—
Gunma Bank Ltd.	67	393
Hachijuni Bank Ltd.	71	444
Hammerson Plc	118	955
Hang Lung Properties Ltd.	355	1,209
Hang Seng Bank Ltd.	129	2,096
Hannover Rueckversicherung AG	10	737
Hargreaves Lansdown Plc	35	558
Henderson Land Development Co. Ltd.	174	1,072
Hiroshima Bank Ltd.	74	316
Hokuhoku Financial Group Inc.	172	362
Hong Kong Exchanges & Clearing Ltd. (e)	183	2,928
Hopewell Holdings Ltd.	87	290
HSBC Holdings Plc	3,070	33,225
Hulic Co. Ltd. (e)	44	664
Hysan Development Co. Ltd.	110	491
Icade SA	6	521
ICAP Plc	83	502
IMMOFINANZ AG	170	740
Industrivarden AB - Class C	17	321
ING Groep NV - CVA (c)	636	7,213
Insurance Australia Group Ltd.	350	1,916
Intesa Sanpaolo SpA	1,939	4,011
Investec Plc	89	579
Investor AB - Class B	76	2,317
Iyo Bank Ltd.	38	399
Japan Exchange Group Inc. (e)	43	956
Japan Prime Realty Investment Corp.	—	400
Japan Real Estate Investment Corp.	—	1,131
Japan Retail Fund Investment Corp.	—	706
Joyo Bank Ltd.	108	581
Julius Baer Group Ltd.	38	1,764
KBC Groep NV	37	1,818
Keppel Land Ltd. (e)	132	373
Kerry Properties Ltd.	109	463
Kinnevik Investment AB - Class B	33	1,158
Klepierre	15	652
Land Securities Group Plc	131	1,954
Legal & General Group Plc	969	3,076
Lend Lease Corp. Ltd.	88	838
Link REIT	376	1,836
Lloyds Banking Group Plc (c)	7,580	9,025
London Stock Exchange Group Plc	30	738
Macquarie Group Ltd.	49	2,210
Mapfre SA (e)	113	403
Mediobanca SpA	78	546
Mirvac Group	627	1,020
Mitsubishi Estate Co. Ltd.	208	6,161
Mitsubishi UFJ Financial Group Inc.	2,108	13,523
Mitsubishi UFJ Lease & Finance Co. Ltd.	104	555
Mitsui Fudosan Co. Ltd.	139	4,694
Mizrahi Tefahot Bank Ltd.	19	211
Mizuho Financial Group Inc. (e)	3,797	8,255
MS&AD Insurance Group Holdings	85	2,226
Muenchener Rueckversicherungs AG	30	5,820
National Australia Bank Ltd.	388	12,422
Natixis	140	669
New World Development Ltd.	583	876
Nippon Building Fund Inc.	—	1,402
Nippon Prologis REIT Inc.	—	401
Nishi-Nippon City Bank Ltd.	126	344
NKSJ Holdings Inc. (e)	54	1,386
Nomura Holdings Inc.	592	4,630
Nomura Real Estate Holdings Inc.	21	528
Nomura Real Estate Office Fund Inc.	—	211
Nordea Bank AB	465	5,615
NTT Urban Development Corp.	19	250
Old Mutual Plc	802	2,436
ORIX Corp.	205	3,343
Oversea-Chinese Banking Corp. Ltd.	422	3,465
Pargesa Holding SA	4	298
Partners Group Holding AG	3	714
Pohjola Bank Plc	21	352
Prudential plc (a)	424	7,888
QBE Insurance Group Ltd.	196	2,685
Raiffeisen International Bank Holding AG (e)	7	235
Ratos AB - Class B (e)	28	263
Resolution Ltd.	222	1,139
Resona Holdings Inc.	299	1,536
Royal Bank of Scotland Group Plc (c)	352	2,041
RSA Insurance Group Plc	569	1,112
Sampo Oyj - Class A	69	2,953
SBI Holdings Inc. (e)	34	446
Schroders Plc	16	686
SCOR SE	27	880
Segro Plc	131	657
Seven Bank Ltd. (e)	97	323
Shinsei Bank Ltd.	288	703
Shizuoka Bank Ltd. (e)	89	1,015
Singapore Exchange Ltd.	138	799
Sino Land Co.	499	735
Skandinaviska Enskilda Banken AB - Class A	254	2,694
Societe Generale	117	5,819
Sony Financial Holdings Inc.	26	483
Standard Chartered Plc	400	9,576
Standard Life Plc	395	2,209
Stockland	357	1,291
Sumitomo Mitsui Financial Group Inc.	211	10,204
Sumitomo Realty & Development Co. Ltd.	59	2,788
Sun Hung Kai Properties Ltd.	266	3,620
Suncorp Group Ltd.	211	2,578
Suruga Bank Ltd.	27	465
Svenska Handelsbanken AB - Class A	83	3,546
Swedbank AB - Class A	151	3,515
Swire Pacific Ltd.	108	1,290
Swire Properties Ltd.	199	559
Swiss Life Holding AG (e)	5	976
Swiss Prime Site AG	9	695
Swiss Re AG	59	4,852
T&D Holdings Inc.	95	1,180

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
The Governor & Co. of the Bank of Ireland (c) (e)	3,061	868
Tokio Marine Holdings Inc.	114	3,738
Tokyo Tatemono Co. Ltd.	73	671
Tokyu Land Corp. (e)	76	791
TrygVesta A/S	4	345
UBS AG	603	12,364
Unibail-Rodamco SE	16	3,921
UniCredit SpA	723	4,618
Unione di Banche Italiane SCPA	142	722
United Overseas Bank Ltd.	212	3,497
United Urban Investment Corp. (e)	—	627
UOL Group Ltd.	70	342
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	273
Wendel SA	5	674
Westfield Group	349	3,582
Westfield Retail Trust	516	1,430
Westpac Banking Corp.	513	15,693
Wharf Holdings Ltd.	248	2,153
Wheelock & Co. Ltd.	154	817
Yamaguchi Financial Group Inc.	31	305
Zurich Financial Services AG	25	6,342
		523,367
HEALTH CARE - 9.6%
Actelion Ltd.	18	1,302
Alfresa Holdings Corp.	6	320
Astellas Pharma Inc.	72	3,660
AstraZeneca Plc	207	10,743
Bayer AG	137	16,129
Celesio AG	13	282
Chugai Pharmaceutical Co. Ltd.	37	771
Cie Generale d’Optique Essilor International SA	34	3,654
Cochlear Ltd. (e)	9	529
Coloplast A/S	18	1,037
CSL Ltd.	82	4,877
Daiichi Sankyo Co. Ltd. (e)	113	2,055
Dainippon Sumitomo Pharma Co. Ltd. (e)	28	378
Eisai Co. Ltd. (e)	42	1,726
Elan Corp. Plc (c)	84	1,299
Elekta AB - Class B (e)	61	978
Fresenius Medical Care AG & Co. KGaA	35	2,256
Fresenius SE	20	2,537
Getinge AB - Class B	33	1,178
GlaxoSmithKline Plc	811	20,389
Grifols SA	25	1,027
Hisamitsu Pharmaceutical Co. Inc. (e)	10	570
Kyowa Hakko Kirin Co. Ltd.	40	409
Lonza Group AG	9	728
M3 Inc.	—	380
Medipal Holdings Corp.	21	264
Merck KGaA	11	1,698
Miraca Holdings Inc.	8	375
Mitsubishi Tanabe Pharma Corp.	34	476
Novartis AG	380	29,232
Novo-Nordisk A/S	66	11,136
Olympus Corp. (c)	40	1,210
Ono Pharmaceutical Co. Ltd. (e)	14	854
Orion Oyj - Class B (e)	17	430
Otsuka Holdings Co. Ltd.	60	1,728
Qiagen NV (c)	40	859
Ramsay Health Care Ltd.	22	730
Roche Holding AG	116	31,322
Sanofi SA	197	19,981
Santen Pharmaceutical Co. Ltd.	11	544
Shionogi & Co. Ltd.	48	1,019
Shire Plc	92	3,672
Smith & Nephew Plc	152	1,901
Sonic Health Care Ltd.	63	956
Sonova Holding AG	8	984
Suzuken Co. Ltd. (e)	13	420
Sysmex Corp. (e)	12	778
Taisho Pharmaceutical Holdings Co. Ltd.	6	390
Takeda Pharmaceutical Co. Ltd. (e)	131	6,192
Terumo Corp.	25	1,287
Teva Pharmaceutical Industries Ltd.	141	5,329
Tsumura & Co. (e)	9	270
UCB SA	18	1,102
William Demant Holding A/S (c)	4	355
		204,708
INDUSTRIALS - 12.5%
A P Moller - Maersk A/S - Class A	—	795
A P Moller - Maersk A/S - Class B	—	2,046
ABB Ltd.	364	8,607
Abertis Infraestructuras SA - Class A	60	1,172
ACS Actividades de Construccion y Servicios SA	26	818
Adecco SA	22	1,547
Aeroports de Paris	5	471
Aggreko Plc	42	1,101
Alfa Laval AB	55	1,325
All Nippon Airways Co. Ltd.	166	362
ALS Ltd. (e)	57	553
Alstom SA	36	1,272
Amada Co. Ltd.	65	587
Andritz AG	12	694
Asahi Glass Co. Ltd.	166	1,031
Asciano Group (e)	161	879
Assa Abloy AB - Class B	55	2,524
Atlantia SpA	55	1,111
Atlas Copco AB - Class A	110	3,219
Atlas Copco AB - Class B	62	1,634
Auckland International Airport Ltd.	193	533
Aurizon Holdings Ltd.	344	1,502
Babcock International Group Plc	59	1,150
BAE Systems Plc	532	3,907
Bouygues SA	30	1,106
Brambles Ltd.	256	2,174
Brenntag AG	8	1,371
Bunzl Plc	55	1,183
Bureau Veritas SA	36	1,145
Capita Group Plc	110	1,779
Cathay Pacific Airways Ltd.	174	341
Central Japan Railway Co.	24	3,029
Chiyoda Corp.	23	278
Cie de Saint-Gobain	64	3,194
CNH Industrial NV (c)	144	1,802
Cobham Plc	186	866
ComfortDelGro Corp. Ltd. (e)	333	524
Dai Nippon Printing Co. Ltd.	92	975
Daikin Industries Ltd.	38	2,044
Delek Group Ltd.	1	296
Deutsche Lufthansa AG (c)	39	761
Deutsche Post AG	151	5,007
DSV A/S	32	919
East Japan Railway Co. (e)	56	4,825
easyJet Plc	28	576
Edenred	32	1,047
European Aeronautic Defence & Space Co. NV	97	6,157
Experian Plc	165	3,148
Fanuc Ltd.	32	5,287
Ferrovial SA	66	1,196
Finmeccanica SpA (c)	59	355

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Fraport AG Frankfurt Airport Services Worldwide (e)	5	378
Fuji Electric Holdings Co. Ltd.	86	352
Furukawa Electric Co. Ltd.	92	213
G4S Plc	232	957
GEA Group AG	31	1,279
Geberit AG	7	1,768
Groupe Eurotunnel SA	95	864
Hankyu Hanshin Holdings Inc.	189	1,050
Hexagon AB - Class B	38	1,149
Hino Motors Ltd.	44	652
Hitachi Construction Machinery Co. Ltd. (e)	16	369
Hochtief AG	6	495
Hutchison Port Holdings Trust (e)	849	663
Hutchison Whampoa Ltd.	355	4,258
IHI Corp. (e)	222	939
IMI Plc	53	1,249
International Consolidated Airlines Group SA (c)	159	868
Intertek Group Plc	26	1,375
Invensys Plc	109	875
ITOCHU Corp. (e)	246	3,035
Japan Airlines Co. Ltd.	9	539
Japan Steel Works Ltd. (e)	47	274
JGC Corp.	33	1,195
JTEKT Corp.	34	466
Kajima Corp. (e)	128	521
Kamigumi Co. Ltd.	34	289
Kawasaki Heavy Industries Ltd.	239	1,041
Keihin Electric Express Railway Co. Ltd.	79	748
Keio Corp. (e)	94	675
Keisei Electric Railway Co. Ltd.	50	522
Keppel Corp. Ltd. (e)	236	1,962
Kinden Corp. (e)	26	281
Kintetsu Corp. (e)	260	971
Komatsu Ltd.	156	3,885
Kone Oyj - Class B	26	2,333
Koninklijke Boskalis Westminster NV	13	570
Koninklijke Philips Electronics NV	156	5,033
Koninklijke Vopak NV	12	698
Kubota Corp.	179	2,602
Kuehne & Nagel International AG (e)	9	1,166
Kurita Water Industries Ltd. (e)	17	363
Legrand SA	43	2,410
Leighton Holdings Ltd.	30	541
LIXIL Group Corp. (e)	44	907
Mabuchi Motor Co. Ltd.	4	201
Makita Corp.	18	1,060
Man SE	6	681
Marubeni Corp. (e)	277	2,191
Meggitt Plc	124	1,105
Melrose Industries Plc	218	1,058
Metso Oyj (e)	20	802
Mitsubishi Corp. (e)	234	4,748
Mitsubishi Electric Corp.	316	3,334
Mitsubishi Heavy Industries Ltd.	496	2,860
Mitsubishi Logistics Corp.	20	303
Mitsui & Co. Ltd. (e)	289	4,220
Mitsui OSK Lines Ltd.	188	852
MTR Corp.	239	945
Nabtesco Corp.	20	489
NGK Insulators Ltd. (e)	45	686
Nidec Corp. (e)	17	1,458
Nippon Express Co. Ltd. (e)	142	714
Nippon Yusen KK	268	850
Noble Group Ltd. (e)	737	547
NSK Ltd.	75	769
NWS Holdings Ltd.	217	337
Obayashi Corp. (e)	109	652
OCI (c)	15	506
Odakyu Electric Railway Co. Ltd. (e)	100	995
Orient Overseas International Ltd. (e)	32	190
Orkla ASA	127	924
OSRAM Licht AG (c)	13	616
Park24 Co. Ltd.	15	258
Prysmian SpA	34	825
Qantas Airways Ltd. (c)	165	227
Randstad Holding NV	20	1,150
Rexel SA	34	874
Rolls-Royce Holdings Plc	312	5,617
Rolls-Royce Holdings Plc (f)	35,813	58
Ryanair Holdings Plc	2	16
Safran SA	42	2,582
Sandvik AB (e)	179	2,468
Scania AB - Class B	53	1,126
Schindler Holding AG	4	542
Schneider Electric SA	88	7,406
Secom Co. Ltd.	35	2,213
Securitas AB - Class B (e)	55	631
Seek Ltd.	58	643
SembCorp Industries Ltd. (e)	158	667
SembCorp Marine Ltd. (e)	121	439
Serco Group Plc	85	754
SGS SA	1	2,151
Shimizu Corp. (e)	90	440
Siemens AG	131	15,818
Singapore Airlines Ltd. (e)	86	719
Singapore Technologies Engineering Ltd.	246	819
Skanska AB - Class B	62	1,200
SKF AB - Class B (e)	66	1,840
SMC Corp.	9	2,053
Smiths Group Plc	63	1,421
Societe BIC SA	5	546
Sojitz Corp.	191	375
Sulzer AG	4	608
Sumitomo Corp.	185	2,499
Sumitomo Electric Industries Ltd.	120	1,741
Sumitomo Heavy Industries Ltd. (e)	84	383
Sydney Airport	55	203
Taisei Corp. (e)	172	847
Thales SA	16	865
THK Co. Ltd. (e)	18	408
TNT NV	54	490
Tobu Railway Co. Ltd.	171	904
Tokyu Corp.	187	1,336
Toll Holdings Ltd. (e)	117	637
Toppan Printing Co. Ltd.	97	784
TOTO Ltd. (e)	53	743
Toyota Tsusho Corp.	36	936
Transurban Group	238	1,508
Travis Perkins Plc	42	1,120
Vallourec SA	17	1,024
Vinci SA	77	4,493
Volvo AB - Class B	246	3,683
Wartsila Oyj Abp (e)	30	1,359
Weir Group Plc	35	1,315
West Japan Railway Co.	27	1,158
Wolseley Plc	45	2,329
Yamato Holdings Co. Ltd.	62	1,392
Yangzijiang Shipbuilding Holdings Ltd. (e)	293	256
Zardoya Otis SA	24	383
Zodiac Aerospace	6	892
		267,272
INFORMATION TECHNOLOGY - 4.3%
AAC Technologies Holdings Inc. (e)	128	584

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Advantest Corp. (e)	22	254
Amadeus IT Holding SA	64	2,263
ARM Holdings Plc	226	3,612
ASM Pacific Technology Ltd. (e)	44	442
ASML Holding NV	59	5,867
Atos Origin SA	9	689
Brother Industries Ltd.	43	481
Canon Inc.	188	6,023
Cap Gemini SA	23	1,382
Citizen Holdings Co. Ltd.	39	274
Computershare Ltd.	73	673
Dassault Systemes SA	10	1,369
FUJIFILM Holdings Corp.	78	1,880
Fujitsu Ltd. (c)	296	1,108
Gemalto NV (e)	13	1,394
Gree Inc. (e)	14	107
GungHo Online Entertainment Inc. (c) (e)	1	473
Hamamatsu Photonics KK	13	476
Hirose Electric Co. Ltd. (e)	5	785
Hitachi High-Technologies Corp.	9	207
Hitachi Ltd.	803	5,321
Hoya Corp.	73	1,736
Ibiden Co. Ltd. (e)	18	291
Infineon Technologies AG	174	1,739
Itochu Techno-Solutions Corp.	3	121
Keyence Corp.	7	2,836
Konami Corp. (e)	15	352
Konica Minolta Holdings Inc.	83	699
Kyocera Corp.	54	2,901
Murata Manufacturing Co. Ltd. (e)	33	2,543
NEC Corp.	424	985
Nexon Co. Ltd.	17	202
NICE Systems Ltd.	9	374
Nintendo Co. Ltd.	18	2,016
Nippon Electric Glass Co. Ltd.	57	306
Nokia Oyj (c) (e)	627	4,099
Nomura Research Institute Ltd.	15	535
NTT Data Corp. (e)	22	738
Omron Corp.	34	1,235
Oracle Corp. Japan	6	209
Otsuka Corp.	2	282
Ricoh Co. Ltd. (e)	113	1,309
Rohm Co. Ltd.	15	598
Sage Group Plc	193	1,030
SAP AG	152	11,277
Shimadzu Corp.	33	313
STMicroelectronics NV	104	963
Sumco Corp.	18	148
TDK Corp. (e)	20	788
Telefonaktiebolaget LM Ericsson - Class B	505	6,727
Tokyo Electron Ltd.	27	1,474
Toshiba Corp.	657	2,961
Trend Micro Inc.	16	594
United Internet AG	19	712
Yahoo! Japan Corp.	240	1,364
Yaskawa Electric Corp.	32	452
Yokogawa Electric Corp.	39	560
		91,133
MATERIALS - 8.1%
Air Liquide	52	7,219
Air Water Inc.	23	340
Akzo Nobel NV	39	2,531
Alumina Ltd. (c) (e)	442	422
Amcor Ltd.	203	1,977
Anglo American Plc	232	5,688
Antofagasta Plc	63	828
ArcelorMittal	162	2,215
Arkema SA	10	1,119
Asahi Kasei Corp.	202	1,526
BASF SE	152	14,570
BHP Billiton Ltd.	531	17,671
BHP Billiton Plc	350	10,286
Boliden AB	44	664
Boral Ltd. (e)	127	570
CRH Plc	119	2,862
Croda International Plc	22	962
Daicel Chemical Industries Ltd.	44	398
Daido Steel Co. Ltd. (e)	42	247
EMS-Chemie Holding AG	1	430
Fletcher Building Ltd. (e)	112	886
Fortescue Metals Group Ltd. (e)	269	1,196
Fresnillo Plc	28	448
Givaudan SA	1	2,042
Glencore International Plc	1,743	9,491
HeidelbergCement AG	24	1,831
Hitachi Chemical Co. Ltd.	15	245
Hitachi Metals Ltd. (e)	30	370
Holcim Ltd.	37	2,795
Iluka Resources Ltd. (e)	72	767
Imerys SA	5	363
Incitec Pivot Ltd.	260	652
Israel Chemicals Ltd.	75	632
Israel Corp. Ltd.	—	187
James Hardie Industries SE - CDI (e)	72	718
JFE Holdings Inc.	81	2,119
Johnson Matthey Plc	32	1,476
JSR Corp.	30	553
K+S AG	27	706
Kaneka Corp.	42	275
Kansai Paint Co. Ltd. (e)	42	558
Kobe Steel Ltd. (c)	379	706
Koninklijke Philips NV	26	1,958
Kuraray Co. Ltd. (e)	56	677
Lafarge SA	31	2,187
Lanxess AG	13	863
Linde AG	31	6,092
Maruichi Steel Tube Ltd.	7	182
Mitsubishi Chemical Holdings Corp.	219	1,028
Mitsubishi Gas Chemical Co. Inc. (e)	59	497
Mitsubishi Materials Corp.	169	700
Mitsui Chemicals Inc. (e)	128	352
Newcrest Mining Ltd.	126	1,385
Nippon Steel Corp. (e)	1,243	4,234
Nitto Denko Corp.	28	1,813
Norsk Hydro ASA (e)	149	619
Novozymes A/S - Class B	39	1,494
Oji Holdings Corp. (e)	136	639
Orica Ltd.	58	1,083
Randgold Resources Ltd.	14	988
Rexam Plc	130	1,014
Rio Tinto Ltd.	73	4,202
Rio Tinto Plc	210	10,275
Shin-Etsu Chemical Co. Ltd.	68	4,191
Showa Denko KK	216	294
Sika AG	—	1,039
Solvay SA (e)	10	1,452
Stora Enso Oyj	96	811
Sumitomo Chemical Co. Ltd.	253	968
Sumitomo Metal Mining Co. Ltd. (e)	86	1,222
Svenska Cellulosa AB - Class B	95	2,402
Syngenta AG	15	6,315
Taiheiyo Cement Corp. (e)	199	870
Taiyo Nippon Sanso Corp.	36	242
Teijin Ltd.	142	328
ThyssenKrupp AG (c)	61	1,465

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Toray Industries Inc.	248	1,635
Toyo Seikan Kaisha Ltd.	30	589
Ube Industries Ltd.	186	351
Umicore	19	914
UPM-Kymmene Oyj	87	1,199
Vedanta Resources Plc	17	291
Voestalpine AG	18	862
Yamato Kogyo Co. Ltd. (e)	6	223
Yara International ASA	30	1,222
		172,708
TELECOMMUNICATION SERVICES - 5.3%
Belgacom SA (e)	23	609
Bezeq Israeli Telecommunication Corp. Ltd.	278	512
BT Group Plc	1,308	7,240
Deutsche Telekom AG	466	6,755
Elisa Oyj	24	564
Hellenic Telecommunications Organization SA (c)	40	413
HKT Trust	334	314
Iliad SA	4	888
Inmarsat Plc	76	877
KDDI Corp. (e)	90	4,599
Koninklijke KPN NV	548	1,745
Millicom International Cellular SA - SDR	11	944
Nippon Telegraph & Telephone Corp.	71	3,716
NTT DoCoMo Inc. (e)	254	4,122
Orange	303	3,798
PCCW Ltd.	576	255
Portugal Telecom SGPS SA	108	488
Singapore Telecommunications Ltd.	1,327	3,951
SoftBank Corp.	157	10,917
StarHub Ltd. (e)	90	307
Swisscom AG (e)	4	1,886
TDC A/S	127	1,072
Tele2 AB - Class B	53	683
Telecom Corp. of New Zealand Ltd. (e)	285	550
Telecom Italia SpA	1,707	1,405
Telefonica Deutschland Holding AG	41	320
Telefonica SA (c)	678	10,547
Telekom Austria AG	40	336
Telenet Group Holding NV	8	413
Telenor ASA	114	2,608
TeliaSonera AB	398	3,046
Telstra Corp. Ltd.	711	3,300
Vivendi SA	198	4,562
Vodafone Group Plc	8,029	28,179
Ziggo NV	27	1,082
		113,003
UTILITIES - 3.6%
Acciona SA (e)	5	279
AGL Energy Ltd.	91	1,312
APA Group (e)	130	722
Centrica Plc	864	5,169
Cheung Kong Infrastructure Holdings Ltd.	108	749
Chubu Electric Power Co. Inc.	109	1,493
Chugoku Electric Power Co. Inc. (e)	51	813
CLP Holdings Ltd.	296	2,410
Contact Energy Ltd.	56	250
E.ON SE	299	5,325
Electric Power Development Co. Ltd. (e)	19	628
Electricite de France SA	41	1,282
Enagas SA	29	718
Enel Green Power SpA	300	644
Enel SpA	1,097	4,211
Energias de Portugal SA	315	1,151
Fortum Oyj (e)	70	1,589
Gas Natural SDG SA	55	1,148
GDF Suez	216	5,421
Hokkaido Electric Power Co. Inc. (c)	34	455
Hokuriku Electric Power Co.	26	375
Hong Kong & China Gas Co. Ltd. (e)	941	2,265
Hongkong Electric Holdings Ltd.	228	2,041
Iberdrola SA	795	4,618
Kansai Electric Power Co. Inc. (c)	118	1,515
Kyushu Electric Power Co. Inc. (c)	70	1,002
National Grid Plc	608	7,178
Osaka Gas Co. Ltd.	297	1,266
Red Electrica Corp. SA	18	1,015
RWE AG	80	2,724
Scottish & Southern Energy Plc	156	3,732
Severn Trent Plc	38	1,087
Shikoku Electric Power Co. Inc. (c)	32	543
Snam Rete Gas SpA	342	1,735
SP AusNet	245	274
Suez Environnement SA	47	766
Terna Rete Elettrica Nazionale SpA	240	1,082
Toho Gas Co. Ltd. (e)	60	314
Tohoku Electric Power Co. Inc. (c)	74	910
Tokyo Electric Power Co. Inc. (c)	242	1,508
Tokyo Gas Co. Ltd.	410	2,249
United Utilities Group Plc	108	1,209
Veolia Environnement	55	945
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	10	219
		76,341
Total Common Stocks (cost $1,769,539)		2,049,916

PREFERRED STOCKS - 0.7%

CONSUMER DISCRETIONARY - 0.4%
Bayerische Motoren Werke AG	9	741
Porsche Automobil Holding SE	26	2,244
Volkswagen AG	24	5,665
		8,650
CONSUMER STAPLES - 0.2%
Henkel AG & Co. KGaA	29	3,008
Lindt & Spruengli AG	—	616
		3,624
INDUSTRIALS - 0.1%
Schindler Holding AG	8	1,197
MATERIALS - 0.0%
Fuchs Petrolub AG	6	535
TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA - RNC	1,032	686
UTILITIES - 0.0%
RWE AG	6	183
Total Preferred Stocks (cost $10,430)		14,875
RIGHTS - 0.0%
Abertis Infraestructuras SA - Class A (c)	60	59
Banco Bilbao Vizcaya Argentaria SA (c)	917	125
Barclays Plc (c)	506	662
Fiat Industrial SpA (c) (f)	144	—
New World Development Co. Ltd. (c) (f)	7	—
Total Rights (cost $123)		846
OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG (c) (f) (u)	37	—

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 9.3%

Investment Companies - 2.2%
JNL Money Market Fund, 0.01% (a) (h)	46,433	46,433
Securities Lending Collateral - 6.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	147,120	147,120
Treasury Securities - 0.2%
U.S. Treasury Bill
0.04%, 12/05/13 (o)	$3,650	3,650
0.02%, 03/13/14 (o)	220	220
		3,870
Total Short Term Investments (cost $197,423)		197,423
Total Investments - 106.1% (cost $1,977,515)		2,263,060
Other Assets and Liabilities, Net - (6.1%)		(129,928)
Total Net Assets - 100.0%		$2,133,132

JNL/Mellon Capital Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.7%
Ally Auto Receivables Trust, 0.59%, 01/17/17	$1,000	$1,000
American Airlines Pass-Through Trust, 5.25%, 01/31/21	428	444
Banc of America Commercial Mortgage Inc. REMIC
5.96%, 05/10/45 (i)	550	607
5.45%, 01/15/49	1,500	1,649
5.48%, 01/15/49 (i)	350	366
Banc of America Commercial Mortgage Trust REMIC, 5.92%, 05/10/45 (i)	1,500	1,645
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.36%, 09/10/47 (i)	1,000	1,070
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	1,016
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.90%, 06/11/40 (i)	300	339
5.12%, 02/11/41 (i)	1,150	1,202
5.54%, 10/12/41	1,250	1,377
4.87%, 09/11/42	655	692
Capital One Multi-Asset Execution Trust, 5.05%, 12/17/18	1,000	1,098
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	812
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	996
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	274
5.65%, 10/15/48	500	547
Cobalt Commercial Mortage-Backed Securities Trust REMIC, 5.22%, 08/15/48	1,250	1,356
Continental Airlines Inc. Pass-Through Trust, 4.75%, 01/12/21	268	281
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	244	262
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	758	785
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22 (i)	336	374
GE Capital Commercial Mortgage Corp. REMIC, 5.49%, 11/10/45 (i)	200	212
Greenwich Capital Commercial Funding Corp. REMIC, 5.22%, 04/10/37 (i)	1,000	1,063
GS Mortgage Securities Trust REMIC
5.55%, 04/10/38 (i)	1,000	1,083
5.56%, 11/10/39	400	441
3.00%, 08/10/44	1,500	1,566
3.48%, 01/10/45	750	756
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.88%, 01/15/42	750	776
4.74%, 07/15/42	500	524
4.78%, 07/15/42	500	525
4.94%, 08/15/42 (i)	278	294
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.42%, 01/15/49	250	276
5.90%, 02/12/49 (i)	200	224
5.79%, 02/12/51 (i)	521	588
LB-UBS Commercial Mortgage Trust REMIC
5.66%, 03/15/39 (i)	330	359
5.42%, 02/15/40	330	366
5.87%, 09/15/45 (i)	1,520	1,701
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	248	272
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	200	219
5.17%, 12/12/49	200	218
5.75%, 06/12/50 (i)	396	409
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 2.86%, 11/15/45	250	237
Morgan Stanley Capital I Trust REMIC
5.33%, 11/12/41	250	274
5.85%, 10/15/42 (i)	240	259
5.76%, 04/12/49 (i)	268	272
5.76%, 04/12/49 (i)	2,400	2,597
Nissan Auto Lease Trust, 0.61%, 04/15/16	1,000	998
Nissan Auto Receivables Owner Trust, 1.00%, 07/16/18	1,000	1,006
UBS Commercial Mortgage Trust REMIC, 3.40%, 05/10/45	1,500	1,484
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	500	467
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	250	245
US Airways Pass-Through Trust, 3.95%, 11/15/25 (e)	500	465
Wachovia Bank Commercial Mortgage Trust REMIC
4.89%, 10/15/41	200	206
4.90%, 10/15/41 (i)	500	521
5.12%, 07/15/42 (i)	410	434
5.42%, 01/15/45 (i)	887	950
5.57%, 10/15/48	250	275
Total Non-U.S. Government Agency Asset-Backed Securities (cost $39,012)		40,754

CORPORATE BONDS AND NOTES - 24.3%

CONSUMER DISCRETIONARY - 1.8%
Amazon.com Inc., 2.50%, 11/29/22 (e)	200	182
AutoZone Inc., 5.50%, 11/15/15	400	436
CBS Corp.
1.95%, 07/01/17 (e)	450	453

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.63%, 09/15/19	500	567
4.85%, 07/01/42 (e)	500	446
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	500	705
Comcast Corp.
6.50%, 01/15/15	50	54
5.90%, 03/15/16	500	559
5.70%, 05/15/18 (e)	600	699
6.50%, 11/15/35	100	120
6.95%, 08/15/37 (e)	500	629
COX Communications Inc., 5.45%, 12/15/14	144	152
DIRECTV Holdings LLC
3.55%, 03/15/15 (e)	200	207
3.50%, 03/01/16	400	417
2.40%, 03/15/17	500	502
4.60%, 02/15/21 (e)	600	602
6.35%, 03/15/40	600	591
Discovery Communications LLC
3.70%, 06/01/15	100	105
5.63%, 08/15/19	100	114
5.05%, 06/01/20 (e)	200	222
6.35%, 06/01/40	100	110
Dollar General Corp., 3.25%, 04/15/23 (e)	500	456
Ford Motor Co.
7.45%, 07/16/31	300	366
4.75%, 01/15/43	300	268
Grupo Televisa SAB, 6.63%, 03/18/25 (e)	100	115
Hasbro Inc., 6.35%, 03/15/40	300	325
Home Depot Inc.
5.40%, 03/01/16	500	555
5.88%, 12/16/36	250	285
Johnson Controls Inc.
5.50%, 01/15/16	250	273
3.75%, 12/01/21	500	501
Kohl’s Corp., 4.00%, 11/01/21 (e)	500	502
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	111
5.50%, 10/15/35	150	161
5.80%, 04/15/40	600	663
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	234
6.90%, 04/01/29	250	286
McDonald’s Corp.
5.35%, 03/01/18	300	345
6.30%, 03/01/38	500	622
NBCUniversal Media LLC
5.15%, 04/30/20	200	227
6.40%, 04/30/40	500	591
News America Inc.
5.30%, 12/15/14	175	185
4.50%, 02/15/21	400	425
6.20%, 12/15/34	50	54
6.40%, 12/15/35 (e)	500	552
6.65%, 11/15/37	300	341
6.15%, 02/15/41	300	330
NIKE Inc, 2.25%, 05/01/23	400	365
Nordstrom Inc., 4.00%, 10/15/21	225	235
Omnicom Group Inc., 5.90%, 04/15/16	250	279
Target Corp.
5.88%, 07/15/16	250	284
6.50%, 10/15/37	300	370
Thomson Reuters Corp., 6.50%, 07/15/18 (e)	500	588
Time Warner Cable Inc.
5.85%, 05/01/17	150	163
6.75%, 07/01/18 (e)	600	670
8.75%, 02/14/19	169	199
6.55%, 05/01/37	250	230
7.30%, 07/01/38	300	298
6.75%, 06/15/39	300	280
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	700
Time Warner Inc.
5.88%, 11/15/16	650	736
4.70%, 01/15/21	200	214
3.40%, 06/15/22 (e)	500	486
7.63%, 04/15/31	500	622
6.10%, 07/15/40	200	215
Viacom Inc.
2.50%, 12/15/16	500	512
7.88%, 07/30/30	125	152
4.38%, 03/15/43	300	243
Walt Disney Co.
1.10%, 12/01/17	350	344
2.75%, 08/16/21	300	293
7.00%, 03/01/32	50	66
3.70%, 12/01/42	300	258
Whirlpool Corp., 4.85%, 06/15/21 (e)	400	425
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	475
Yale University, 2.90%, 10/15/14	149	153
Yum! Brands Inc., 6.88%, 11/15/37	200	232
		26,732
CONSUMER STAPLES - 1.7%
Altria Group Inc.
9.70%, 11/10/18 (l)	500	661
2.85%, 08/09/22 (e)	500	458
9.95%, 11/10/38 (e) (l)	100	149
10.20%, 02/06/39 (l)	200	305
Anheuser-Busch Cos. Inc.
5.05%, 10/15/16	100	112
6.45%, 09/01/37	300	367
Anheuser-Busch InBev Finance Inc., 1.25%, 01/17/18	300	294
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15 (e)	500	502
6.88%, 11/15/19	400	496
5.38%, 01/15/20	400	460
4.38%, 02/15/21	500	541
2.50%, 07/15/22	300	278
3.75%, 07/15/42	300	259
Archer-Daniels-Midland Co.
5.45%, 03/15/18	350	403
5.38%, 09/15/35	200	213
Beam Inc., 5.38%, 01/15/16	45	49
Campbell Soup Co., 4.25%, 04/15/21	300	314
Clorox Co., 3.80%, 11/15/21	500	505
Coca-Cola Co.
0.75%, 03/13/15	500	502
3.15%, 11/15/20	300	309
ConAgra Foods Inc.
7.00%, 04/15/19	300	360
3.25%, 09/15/22	300	287
4.65%, 01/25/43	300	272
Costco Wholesale Corp., 0.65%, 12/07/15	400	400
CVS Caremark Corp.
5.75%, 06/01/17	244	279
4.13%, 05/15/21	400	420
Diageo Capital Plc
4.83%, 07/15/20	395	443
5.88%, 09/30/36	600	691
Diageo Investment Corp., 8.00%, 09/15/22	100	133
General Mills Inc., 5.70%, 02/15/17	300	340
Kellogg Co.
4.45%, 05/30/16	350	381
4.00%, 12/15/20	200	212
Kimberly-Clark Corp., 7.50%, 11/01/18	500	626

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Kraft Foods Group Inc.
1.63%, 06/04/15	400	406
6.13%, 08/23/18	221	260
5.38%, 02/10/20	314	358
5.00%, 06/04/42	200	198
Kroger Co.
6.40%, 08/15/17	200	230
6.15%, 01/15/20	200	232
7.50%, 04/01/31 (e)	150	185
Lorillard Tobacco Co., 8.13%, 06/23/19 (e) (l)	500	606
Mondelez International Inc.
4.13%, 02/09/16	100	107
6.50%, 08/11/17 (e)	300	349
6.13%, 02/01/18	79	91
5.38%, 02/10/20	386	436
6.50%, 02/09/40	350	411
Pepsi Bottling Group Inc., 7.00%, 03/01/29	375	472
PepsiCo Inc.
0.70%, 08/13/15 (e)	500	501
7.90%, 11/01/18	555	707
3.13%, 11/01/20	300	305
Philip Morris International Inc.
1.13%, 08/21/17 (e)	500	491
5.65%, 05/16/18	250	289
2.90%, 11/15/21	300	291
4.38%, 11/15/41	300	275
Procter & Gamble Co.
4.70%, 02/15/19	500	569
2.30%, 02/06/22	500	476
5.55%, 03/05/37	100	116
Reynolds American Inc., 7.63%, 06/01/16	250	293
Safeway Inc., 6.35%, 08/15/17	500	562
Unilever Capital Corp.
2.75%, 02/10/16	400	418
5.90%, 11/15/32	300	370
Wal-Mart Stores Inc.
2.25%, 07/08/15 (e)	300	309
2.80%, 04/15/16	400	421
4.13%, 02/01/19	300	330
4.25%, 04/15/21	400	435
7.55%, 02/15/30	500	672
6.20%, 04/15/38	300	360
4.88%, 07/08/40	300	304
5.63%, 04/15/41	600	676
Walgreen Co., 1.00%, 03/13/15	500	501
		26,033
ENERGY - 2.9%
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	112
8.70%, 03/15/19	250	322
6.45%, 09/15/36 (e)	250	287
Apache Corp.
3.63%, 02/01/21 (e)	400	410
2.63%, 01/15/23	500	458
4.75%, 04/15/43	500	473
Baker Hughes Inc., 5.13%, 09/15/40	400	427
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	184
BP Capital Markets Plc
3.13%, 10/01/15	500	523
1.85%, 05/05/17 (e)	400	403
4.50%, 10/01/20 (e)	500	540
3.25%, 05/06/22	400	386
2.75%, 05/10/23	500	457
Burlington Resources Finance Co., 7.20%, 08/15/31	100	131
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	161
6.25%, 03/15/38	300	334
Cenovus Energy Inc.
5.70%, 10/15/19	200	228
4.45%, 09/15/42	500	448
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (e)	43	47
6.63%, 11/01/37	200	246
Chevron Corp.
1.72%, 06/24/18	500	498
3.19%, 06/24/23	1,000	983
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	300	297
1.75%, 05/09/18	300	290
3.00%, 05/09/23	300	270
4.25%, 05/09/43	300	257
Conoco Funding Co., 7.25%, 10/15/31	75	99
ConocoPhillips
6.65%, 07/15/18	75	90
5.75%, 02/01/19	300	350
6.00%, 01/15/20	300	355
6.50%, 02/01/39	500	629
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	252
Devon Energy Corp.
2.40%, 07/15/16 (e)	500	515
1.88%, 05/15/17 (e)	300	301
7.95%, 04/15/32	100	130
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	129
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/01/42	200	174
Enbridge Energy Partners LP
9.88%, 03/01/19	500	655
7.50%, 04/15/38	200	235
Encana Corp.
3.90%, 11/15/21	400	401
6.50%, 08/15/34	100	108
6.50%, 02/01/38 (e)	300	329
Energy Transfer Partners LP
5.95%, 02/01/15 (e)	250	266
9.70%, 03/15/19	222	284
5.20%, 02/01/22 (e)	500	526
7.50%, 07/01/38	200	231
6.50%, 02/01/42 (e)	250	264
Enterprise Products Operating LLC
5.60%, 10/15/14	25	26
3.70%, 06/01/15	100	105
5.25%, 01/31/20 (e)	300	333
6.88%, 03/01/33	25	30
6.45%, 09/01/40	100	115
5.95%, 02/01/41	300	323
4.45%, 02/15/43	300	265
EOG Resources Inc.
2.50%, 02/01/16 (e)	200	207
4.40%, 06/01/20	200	217
2.63%, 03/15/23 (e)	500	461
Halliburton Co., 7.45%, 09/15/39	250	334
Hess Corp.
7.30%, 08/15/31	35	42
5.60%, 02/15/41 (e)	400	411
Kerr-McGee Corp., 6.95%, 07/01/24	230	269
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	150	170
9.00%, 02/01/19	500	640
3.95%, 09/01/22	500	492
3.50%, 09/01/23	300	280
6.50%, 09/01/39	200	217
5.00%, 03/01/43 (e)	300	271
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	316

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Marathon Oil Corp., 5.90%, 03/15/18	528	607
Marathon Petroleum Corp., 6.50%, 03/01/41	300	326
Nabors Industries Inc.
2.35%, 09/15/16 (r)	200	202
6.15%, 02/15/18	300	337
Nexen Inc.
5.88%, 03/10/35	50	52
6.40%, 05/15/37 (e)	100	110
Noble Energy Inc., 8.25%, 03/01/19	300	375
Noble Holding International Ltd.
3.45%, 08/01/15	200	208
2.50%, 03/15/17 (e)	400	402
6.20%, 08/01/40	200	201
Occidental Petroleum Corp.
2.50%, 02/01/16	400	414
4.10%, 02/01/21	250	262
ONEOK Partners LP
3.38%, 10/01/22	500	461
6.65%, 10/01/36	150	160
PC Financial Partnership, 5.00%, 11/15/14	500	524
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	554
6.63%, 06/15/35	150	158
Petro-Canada, 7.00%, 11/15/28	75	95
Petrobras Global Finance BV, 4.38%, 05/20/23 (e)	500	458
Petrobras International Finance Co.
2.88%, 02/06/15 (e)	500	507
3.88%, 01/27/16	500	516
6.13%, 10/06/16 (e)	100	109
5.88%, 03/01/18	150	161
7.88%, 03/15/19	500	576
5.38%, 01/27/21	700	703
6.88%, 01/20/40	400	393
Petroleos Mexicanos
4.88%, 03/15/15	500	525
6.00%, 03/05/20	500	555
5.50%, 01/21/21	700	749
5.50%, 06/27/44	250	227
Phillips 66, 1.95%, 03/05/15	500	508
Pioneer Natural Resources Co., 3.95%, 07/15/22	400	402
Plains All American Pipeline LP
3.95%, 09/15/15	300	318
6.50%, 05/01/18	100	118
6.70%, 05/15/36	100	119
4.30%, 01/31/43 (e)	200	175
Plains Exploration & Production Co., 6.75%, 02/01/22	400	428
Pride International Inc., 6.88%, 08/15/20	400	477
Rowan Cos. Inc., 4.88%, 06/01/22	400	413
Shell International Finance BV
5.20%, 03/22/17	250	283
4.38%, 03/25/20	300	331
6.38%, 12/15/38	200	250
5.50%, 03/25/40	300	339
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (r)	250	284
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	304
Statoil ASA
3.15%, 01/23/22	500	494
2.65%, 01/15/24 (e)	500	463
3.95%, 05/15/43	300	266
Suncor Energy Inc.
5.95%, 12/01/34	100	109
6.50%, 06/15/38	300	350
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (e)	300	279
Talisman Energy Inc., 6.25%, 02/01/38	300	304
Total Capital Canada Ltd., 2.75%, 07/15/23 (e)	300	281
Total Capital International SA
0.75%, 01/25/16	300	299
2.88%, 02/17/22	500	480
Total Capital SA
3.00%, 06/24/15 (e)	400	416
2.30%, 03/15/16 (e)	250	258
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	239
3.80%, 10/01/20	400	420
6.20%, 10/15/37	300	346
Transocean Inc.
4.95%, 11/15/15	500	536
6.80%, 03/15/38	150	159
Valero Energy Corp.
9.38%, 03/15/19	500	648
7.50%, 04/15/32	100	117
Weatherford International Inc., 6.35%, 06/15/17	250	281
Weatherford International Ltd., 5.95%, 04/15/42	400	383
Western Gas Partners LP, 2.60%, 08/15/18	250	250
Williams Cos. Inc., 8.75%, 03/15/32	116	141
Williams Partners LP
3.80%, 02/15/15	100	104
5.25%, 03/15/20	500	539
6.30%, 04/15/40 (e)	200	211
		45,068
FINANCIALS - 9.2%
Abbey National Treasury Services Plc, 3.05%, 08/23/18	750	762
AFLAC Inc., 8.50%, 05/15/19 (e)	500	646
American Express Centurion Bank, 0.88%, 11/13/15	300	300
American Express Co.
6.15%, 08/28/17	750	875
7.00%, 03/19/18	480	578
4.05%, 12/03/42	135	117
American Express Credit Corp., 2.75%, 09/15/15 (e)	500	519
American International Group Inc.
3.00%, 03/20/15 (e)	500	515
5.85%, 01/16/18 (e)	600	682
6.40%, 12/15/20	500	589
4.88%, 06/01/22	500	537
8.18%, 05/15/58 (i)	500	585
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	274
Aon PLC, 4.45%, 05/24/43	300	267
Asian Development Bank
2.50%, 03/15/16	500	524
5.59%, 07/16/18	400	471
6.38%, 10/01/28	210	267
Assurant Inc., 6.75%, 02/15/34	100	107
AvalonBay Communities Inc., 2.85%, 03/15/23	500	454
AXA SA, 8.60%, 12/15/30	100	121
Bank of America Corp.
4.50%, 04/01/15	500	525
1.50%, 10/09/15	300	302
6.50%, 08/01/16	800	907
5.75%, 12/01/17	675	762
5.65%, 05/01/18	500	564
5.49%, 03/15/19	200	218
5.00%, 05/13/21	400	430
Bank of America NA, 6.00%, 10/15/36	250	280
Bank of Montreal
1.30%, 07/15/16	300	301
2.50%, 01/11/17	500	516

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Bank of New York Mellon Corp.
2.50%, 01/15/16 (a) (e)	500	517
3.55%, 09/23/21 (a)	600	614
Bank of Nova Scotia
2.05%, 10/07/15	500	511
2.90%, 03/29/16	500	522
Bank One Corp., 7.63%, 10/15/26	500	626
Barclays Bank Plc
2.75%, 02/23/15	500	513
5.13%, 01/08/20	500	558
BB&T Corp.
5.20%, 12/23/15	500	542
1.60%, 08/15/17	500	497
BBVA US Senior SAU, 4.66%, 10/09/15	400	417
Bear Stearns Cos. Inc., 5.70%, 11/15/14	700	739
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	100	106
1.60%, 05/15/17	500	504
4.25%, 01/15/21 (e)	300	321
4.30%, 05/15/43	400	363
Berkshire Hathaway Inc., 3.20%, 02/11/15	500	518
BlackRock Inc.
3.50%, 12/10/14	200	207
3.38%, 06/01/22	500	498
BNP Paribas SA
2.70%, 08/20/18	1,000	1,012
5.00%, 01/15/21	400	433
Boeing Capital Corp., 3.25%, 10/27/14	300	309
Boston Properties LP
5.63%, 11/15/20	200	226
3.80%, 02/01/24	500	481
Brandywine Operating Partnership LP, 3.95%, 02/15/23	500	473
Camden Property Trust, 5.00%, 06/15/15	100	106
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	500	516
Capital One Bank USA NA, 3.38%, 02/15/23	500	468
Capital One Financial Corp.
6.15%, 09/01/16	250	278
3.50%, 06/15/23	550	520
Caterpillar Financial Services Corp.
4.75%, 02/17/15	100	106
2.75%, 06/24/15	200	207
1.63%, 06/01/17 (e)	400	401
Charles Schwab Corp., 2.20%, 07/25/18	500	504
Cincinnati Financial Corp., 6.13%, 11/01/34	100	106
Citigroup Inc.
6.38%, 08/12/14	234	245
6.01%, 01/15/15	301	320
2.65%, 03/02/15 (e)	1,000	1,023
4.75%, 05/19/15 (e)	237	251
1.70%, 07/25/16	300	301
5.85%, 08/02/16	250	279
4.45%, 01/10/17	700	758
6.00%, 08/15/17	250	286
6.13%, 05/15/18	400	463
8.50%, 05/22/19	550	703
4.50%, 01/14/22	500	524
4.05%, 07/30/22	400	389
3.50%, 05/15/23	400	361
5.88%, 02/22/33	300	299
6.00%, 10/31/33	150	151
CNA Financial Corp., 5.75%, 08/15/21	400	451
Commonwealth Bank of Australia, 1.25%, 09/18/15	200	202
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	500	512
3.38%, 01/19/17	500	532
3.88%, 02/08/22	500	501
Corp. Andina de Fomento, 3.75%, 01/15/16	200	209
Council Of Europe Development Bank, 1.50%, 02/22/17 (e)	500	507
Credit Suisse New York, 4.38%, 08/05/20	500	538
Credit Suisse USA Inc.
5.13%, 08/15/15	200	216
5.38%, 03/02/16 (e)	500	550
7.13%, 07/15/32	100	130
DDR Corp., 4.63%, 07/15/22	300	306
Deutsche Bank AG London
3.45%, 03/30/15	500	520
6.00%, 09/01/17	500	574
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	263
Discover Bank, 7.00%, 04/15/20 (e)	300	354
Duke Realty LP
7.38%, 02/15/15	150	162
3.88%, 10/15/22	200	190
ERP Operating LP, 5.75%, 06/15/17	150	169
European Bank for Reconstruction & Development
2.75%, 04/20/15	500	518
2.50%, 03/15/16	200	209
1.00%, 02/16/17 (e)	500	500
European Investment Bank
2.75%, 03/23/15	700	725
1.63%, 09/01/15 (e)	600	614
4.88%, 02/16/16	550	605
2.50%, 05/16/16	1,700	1,780
2.13%, 07/15/16	1,000	1,037
1.75%, 03/15/17 (e)	500	511
5.13%, 05/30/17	500	571
1.13%, 09/15/17 (e)	1,000	992
4.00%, 02/16/21 (e)	500	545
Export-Import Bank of Korea
5.13%, 03/16/15	200	211
4.00%, 01/11/17 (e)	500	533
5.00%, 04/11/22 (e)	600	656
Fidelity National Financial Inc., 6.60%, 05/15/17 (e)	400	446
Fifth Third Bancorp, 8.25%, 03/01/38	600	776
FMS Wertmanagement AoeR, 0.63%, 04/18/16	250	250
Ford Motor Credit Co. LLC
2.75%, 05/15/15	600	614
3.98%, 06/15/16 (e)	500	528
4.25%, 02/03/17 (e)	300	321
3.00%, 06/12/17	300	308
5.00%, 05/15/18 (e)	300	329
4.25%, 09/20/22	300	300
4.38%, 08/06/23	250	250
Franklin Resources Inc., 3.13%, 05/20/15	300	311
General Electric Capital Corp.
2.15%, 01/09/15 (e)	1,000	1,021
3.50%, 06/29/15 (e)	500	523
5.00%, 01/08/16	300	326
5.63%, 09/15/17	1,100	1,254
5.50%, 01/08/20	700	794
4.38%, 09/16/20 (e)	550	585
4.63%, 01/07/21 (e)	400	429
6.75%, 03/15/32	850	1,014
5.88%, 01/14/38	900	993
6.88%, 01/10/39	600	735
6.38%, 11/15/67 (i)	300	320
Genworth Financial Inc., 7.70%, 06/15/20	350	413
Goldman Sachs Group Inc.
5.13%, 01/15/15 (e)	700	736
3.30%, 05/03/15 (e)	500	517

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
1.60%, 11/23/15	700	705
5.75%, 10/01/16	250	279
6.25%, 09/01/17 (e)	500	571
5.95%, 01/18/18	300	339
6.15%, 04/01/18	300	343
7.50%, 02/15/19	600	725
5.38%, 03/15/20 (e)	400	441
5.25%, 07/27/21	500	540
5.95%, 01/15/27	450	474
6.75%, 10/01/37	1,000	1,044
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	550
6.10%, 10/01/41	75	86
HCP Inc.
6.00%, 01/30/17	150	169
5.38%, 02/01/21	300	327
Health Care REIT Inc., 6.13%, 04/15/20	400	454
Hospitality Properties Trust, 5.63%, 03/15/17 (e)	500	544
Host Hotels & Resorts LP, 6.00%, 10/01/21	400	437
HSBC Bank USA NA, 4.88%, 08/24/20	300	323
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	255
HSBC Holdings Plc
5.10%, 04/05/21	500	551
4.00%, 03/30/22	500	509
7.63%, 05/17/32	150	182
6.10%, 01/14/42 (e)	600	710
HSBC USA Inc., 2.38%, 02/13/15	500	511
ING US Inc., 5.70%, 07/15/43 (e) (r)	300	298
Inter-American Development Bank
5.13%, 09/13/16	650	731
1.13%, 03/15/17	1,000	1,006
3.88%, 02/14/20 (e)	700	773
International Bank for Reconstruction & Development
2.38%, 05/26/15	200	207
2.13%, 03/15/16 (e)	500	518
1.00%, 09/15/16	1,000	1,007
0.88%, 04/17/17	1,000	998
7.63%, 01/19/23	300	415
International Finance Corp.
2.75%, 04/20/15	200	207
2.13%, 11/17/17	500	517
Intesa Sanpaolo SpA, 3.13%, 01/15/16	400	399
Jefferies Group Inc.
5.13%, 04/13/18	500	537
6.45%, 06/08/27	100	102
John Deere Capital Corp.
2.25%, 06/07/16	400	414
1.40%, 03/15/17	500	498
1.20%, 10/10/17 (e)	500	492
2.75%, 03/15/22	500	478
JPMorgan Chase & Co.
4.75%, 03/01/15	250	263
0.80%, 04/23/15	1,000	998
6.00%, 01/15/18	1,750	2,010
6.30%, 04/23/19	500	586
4.40%, 07/22/20	600	635
4.50%, 01/24/22	600	626
3.20%, 01/25/23	500	468
5.60%, 07/15/41	500	539
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	572
Korea Development Bank, 3.25%, 03/09/16	500	519
Korea Finance Corp., 2.88%, 08/22/18	500	502
Kreditanstalt fuer Wiederaufbau
4.13%, 10/15/14	650	676
2.63%, 03/03/15	1,000	1,033
4.88%, 01/17/17 (e)	1,200	1,353
1.25%, 02/15/17	1,000	1,009
4.38%, 03/15/18	800	902
4.88%, 06/17/19	500	579
4.00%, 01/27/20	300	333
2.75%, 09/08/20 (e)	500	512
2.63%, 01/25/22	700	694
0.00%,06/29/37 (j)	500	188
Landwirtschaftliche Rentenbank
2.50%, 02/15/16	1,000	1,045
5.13%, 02/01/17	500	568
Liberty Property LP, 3.38%, 06/15/23	500	462
Lloyds Bank Plc, 6.38%, 01/21/21	500	583
Markel Corp., 5.00%, 03/30/43	400	372
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15 (e)	20	22
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	550	577
6.05%, 05/16/16	250	275
5.70%, 05/02/17 (e)	500	552
6.88%, 04/25/18	1,300	1,532
MetLife Inc.
6.75%, 06/01/16 (e)	500	573
7.72%, 02/15/19	500	626
5.70%, 06/15/35	100	111
6.40%, 12/15/36 (i)	100	101
Morgan Stanley
4.20%, 11/20/14	500	517
5.38%, 10/15/15	500	538
1.75%, 02/25/16	300	301
5.45%, 01/09/17	850	936
4.75%, 03/22/17 (e)	800	864
6.63%, 04/01/18	500	581
5.50%, 01/26/20	500	553
5.50%, 07/24/20	500	552
5.75%, 01/25/21	400	444
3.75%, 02/25/23 (e)	300	289
7.25%, 04/01/32	387	474
Murray Street Investment Trust I, 4.65%, 03/09/17 (e) (k)	500	533
National Australia Bank Ltd., 1.60%, 08/07/15	600	610
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	200	275
Nomura Holdings Inc, 6.70%, 03/04/20 (e)	400	458
Northern Trust Corp., 3.45%, 11/04/20	300	310
PNC Funding Corp.
5.25%, 11/15/15	250	271
5.63%, 02/01/17	600	669
6.70%, 06/10/19	500	603
ProLogis LP, 6.25%, 03/15/17 (e)	400	455
Prudential Financial Inc.
4.75%, 09/17/15	500	537
5.38%, 06/21/20 (e)	200	226
4.50%, 11/16/21 (e)	500	534
5.75%, 07/15/33 (e)	400	433
6.63%, 06/21/40	200	241
Realty Income Corp.
6.75%, 08/15/19	150	177
5.88%, 03/15/35	300	309
Royal Bank of Canada
2.88%, 04/19/16 (e)	500	524
2.30%, 07/20/16	500	517
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	500	511
Royal Bank of Scotland Plc
6.40%, 10/21/19	200	229
6.13%, 01/11/21	300	338

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Simon Property Group LP
5.75%, 12/01/15	400	438
5.25%, 12/01/16	250	279
3.38%, 03/15/22 (e)	400	393
6.75%, 02/01/40 (e)	100	122
State Street Corp., 3.10%, 05/15/23	500	467
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	600	606
3.20%, 07/18/22	400	383
SunTrust Banks Inc., 3.60%, 04/15/16	500	528
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	523
1.25%, 10/05/17	600	592
4.25%, 01/11/21	400	429
2.63%, 01/10/23	300	280
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	220
Travelers Cos. Inc., 6.25%, 06/15/37	150	183
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	492
Trinity Acquisition Plc, 4.63%, 08/15/23	350	346
U.S. Bancorp
2.45%, 07/27/15	400	413
1.65%, 05/15/17	400	402
4.13%, 05/24/21	400	425
2.95%, 07/15/22	400	376
UBS AG
3.88%, 01/15/15	500	520
5.88%, 07/15/16	250	277
5.88%, 12/20/17	146	169
4.88%, 08/04/20	391	437
Union Bank NA, 5.95%, 05/11/16	500	556
Validus Holding Ltd., 8.88%, 01/26/40	500	625
Ventas Realty LP, 4.00%, 04/30/19	500	525
Wachovia Bank NA
6.00%, 11/15/17	250	288
5.85%, 02/01/37	250	279
Wachovia Corp., 5.63%, 10/15/16	500	560
Wells Fargo & Co.
5.00%, 11/15/14	200	210
3.68%, 06/15/16 (k)	600	640
1.50%, 01/16/18 (e)	500	492
4.60%, 04/01/21	500	543
3.50%, 03/08/22	500	501
3.45%, 02/13/23	300	281
Westpac Banking Corp.
4.20%, 02/27/15 (e)	500	525
4.88%, 11/19/19	800	895
Weyerhaeuser Co., 7.38%, 03/15/32	200	244
		140,388
HEALTH CARE - 1.9%
AbbVie Inc.
1.20%, 11/06/15	400	401
1.75%, 11/06/17 (e)	400	397
2.00%, 11/06/18	400	393
2.90%, 11/06/22	400	374
Aetna Inc.
1.50%, 11/15/17 (e)	200	196
4.13%, 06/01/21	500	524
6.63%, 06/15/36	150	180
4.13%, 11/15/42 (e)	200	174
Agilent Technologies Inc., 5.00%, 07/15/20	200	215
Amgen Inc.
1.88%, 11/15/14	400	406
5.85%, 06/01/17	600	685
4.10%, 06/15/21	600	620
6.38%, 06/01/37	400	450
5.15%, 11/15/41	400	388
AstraZeneca Plc
5.90%, 09/15/17	250	291
6.45%, 09/15/37	550	671
Baxter International Inc.
4.63%, 03/15/15	75	79
4.25%, 03/15/20	200	216
4.50%, 06/15/43 (e)	250	245
Becton Dickinson and Co., 3.25%, 11/12/20 (e)	300	305
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	330
7.38%, 01/15/40	300	370
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	174
5.88%, 11/15/36	67	78
3.25%, 08/01/42 (e)	200	160
Cardinal Health Inc.
1.70%, 03/15/18	400	391
4.60%, 03/15/43	300	274
Celgene Corp., 3.95%, 10/15/20	300	308
Cigna Corp., 4.00%, 02/15/22 (e)	500	511
Covidien International Finance SA, 6.00%, 10/15/17	300	347
Eli Lilly & Co.
5.20%, 03/15/17	400	450
5.55%, 03/15/37	100	112
Express Scripts Holding Co., 3.90%, 02/15/22 (e)	500	507
Express Scripts Inc., 3.13%, 05/15/16	300	314
Genentech Inc., 5.25%, 07/15/35	250	271
Gilead Sciences Inc., 4.40%, 12/01/21 (e)	500	536
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	500	582
2.80%, 03/18/23	200	189
5.38%, 04/15/34	150	166
GlaxoSmithKline Capital Plc, 0.75%, 05/08/15 (e)	400	402
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	250
Humana Inc., 7.20%, 06/15/18 (l)	500	599
Johnson & Johnson
3.55%, 05/15/21	350	368
5.95%, 08/15/37 (e)	500	608
McKesson Corp.
5.70%, 03/01/17	100	113
2.85%, 03/15/23	500	472
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	603
Medtronic Inc.
3.00%, 03/15/15 (e)	600	621
4.45%, 03/15/20	400	438
Merck & Co. Inc.
4.75%, 03/01/15 (e)	250	265
6.00%, 09/15/17	250	291
2.40%, 09/15/22	400	372
6.50%, 12/01/33 (l)	350	445
6.55%, 09/15/37	300	380
3.60%, 09/15/42	200	169
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	573
Pfizer Inc.
5.35%, 03/15/15	700	748
6.20%, 03/15/19	500	602
7.20%, 03/15/39	500	678
Pharmacia Corp., 6.60%, 12/01/28	50	63
Quest Diagnostic Inc., 4.70%, 04/01/21	500	529
Sanofi SA, 2.63%, 03/29/16 (e)	500	522
St. Jude Medical Inc., 4.75%, 04/15/43	750	712
Stryker Corp., 4.10%, 04/01/43 (e)	400	361

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	500	517
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36 (e)	150	173
Thermo Fisher Scientific Inc.
5.00%, 06/01/15	200	213
3.20%, 03/01/16	300	313
UnitedHealth Group Inc.
5.38%, 03/15/16	250	276
6.00%, 02/15/18 (e)	150	175
1.63%, 03/15/19	500	482
4.70%, 02/15/21	400	437
5.80%, 03/15/36	150	166
5.95%, 02/15/41	450	515
WellPoint Inc.
5.25%, 01/15/16 (e)	300	328
4.35%, 08/15/20	200	213
3.30%, 01/15/23	300	283
4.65%, 01/15/43	200	183
Wyeth LLC, 5.95%, 04/01/37	250	292
Zoetis Inc., 1.88%, 02/01/18 (r)	300	297
		29,327
INDUSTRIALS - 1.3%
3M Co.
2.00%, 06/26/22	500	467
5.70%, 03/15/37	150	175
Boeing Co., 4.88%, 02/15/20	500	568
Burlington Northern Santa Fe LLC
4.10%, 06/01/21	300	316
3.05%, 09/01/22	500	477
6.15%, 05/01/37	100	114
5.75%, 05/01/40	400	436
Canadian National Railway Co.
1.45%, 12/15/16	400	404
5.55%, 03/01/19	400	464
Caterpillar Inc.
3.90%, 05/27/21 (e)	650	680
3.80%, 08/15/42	128	110
CSX Corp.
6.25%, 04/01/15	30	32
7.38%, 02/01/19	300	369
6.00%, 10/01/36	200	224
Dover Corp., 5.38%, 03/01/41	500	550
Emerson Electric Co.
5.00%, 12/15/14	100	105
2.63%, 02/15/23	360	342
FedEx Corp.
2.63%, 08/01/22	300	276
3.88%, 08/01/42 (e)	300	250
GATX Corp., 4.75%, 06/15/22	350	357
General Electric Co.
5.25%, 12/06/17	600	683
2.70%, 10/09/22	500	472
Honeywell International Inc.
5.00%, 02/15/19	500	572
5.38%, 03/01/41	300	340
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	237
Koninklijke Philips Electronics NV, 5.75%, 03/11/18 (e)	350	403
L-3 Communications Corp., 4.95%, 02/15/21 (e)	500	530
Lockheed Martin Corp.
3.35%, 09/15/21	600	599
4.07%, 12/15/42	493	433
Norfolk Southern Corp.
5.90%, 06/15/19	300	352
2.90%, 02/15/23	79	74
4.84%, 10/01/41	624	613
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	236
Owens Corning, 6.50%, 12/01/16	500	558
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	500	551
Precision Castparts Corp., 2.50%, 01/15/23	300	277
Raytheon Co., 3.13%, 10/15/20	500	507
Republic Services Inc.
5.00%, 03/01/20 (e)	300	327
6.20%, 03/01/40	430	490
Roper Industries Inc., 1.85%, 11/15/17	300	299
Ryder System Inc., 2.35%, 02/26/19	400	391
Turlock Corp.
0.95%, 11/02/15 (r)	600	600
1.50%, 11/02/17 (r)	300	296
2.75%, 11/02/22 (r)	100	93
4.15%, 11/02/42 (r)	100	89
Union Pacific Corp., 4.82%, 02/01/44 (e) (r)	332	336
United Parcel Service Inc.
3.13%, 01/15/21	500	507
6.20%, 01/15/38	350	430
United Technologies Corp.
4.88%, 05/01/15	300	320
1.80%, 06/01/17	300	305
6.13%, 02/01/19	250	298
3.10%, 06/01/22	300	295
6.70%, 08/01/28	50	63
5.70%, 04/15/40	500	571
Waste Management Inc.
6.10%, 03/15/18	200	233
2.90%, 09/15/22 (e)	500	466
		20,562
INFORMATION TECHNOLOGY - 1.1%
Adobe Systems Inc., 4.75%, 02/01/20	300	327
Amphenol Corp., 4.75%, 11/15/14	350	365
Apple Inc.
1.00%, 05/03/18 (e)	650	626
2.40%, 05/03/23	650	589
Arrow Electronics Inc., 4.50%, 03/01/23	400	396
CA Inc., 4.50%, 08/15/23	400	401
Cisco Systems Inc.
5.50%, 02/22/16	750	834
4.45%, 01/15/20	650	716
5.90%, 02/15/39 (e)	250	290
Computer Sciences Corp., 4.45%, 09/15/22	300	295
Corning Inc., 4.75%, 03/15/42 (e)	400	393
eBay Inc.
0.70%, 07/15/15	200	201
1.35%, 07/15/17 (e)	200	199
2.60%, 07/15/22	200	186
4.00%, 07/15/42	200	169
Harris Corp., 4.40%, 12/15/20	500	518
Hewlett-Packard Co.
2.13%, 09/13/15	300	304
3.00%, 09/15/16	500	516
4.30%, 06/01/21	600	583
4.05%, 09/15/22	300	287
Intel Corp.
2.70%, 12/15/22	500	465
4.25%, 12/15/42	400	355
International Business Machines Corp.
0.88%, 10/31/14	500	503
0.45%, 05/06/16 (e)	600	595
5.70%, 09/14/17	600	695
1.63%, 05/15/20	600	564
6.50%, 01/15/28	200	249

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Jabil Circuit Inc., 4.70%, 09/15/22	300	287
Microsoft Corp.
1.63%, 09/25/15	200	205
0.88%, 11/15/17 (e)	500	491
3.00%, 10/01/20	300	306
5.30%, 02/08/41	550	587
Oracle Corp.
5.75%, 04/15/18 (e)	350	408
2.38%, 01/15/19	400	402
3.88%, 07/15/20	300	319
2.50%, 10/15/22	500	461
3.63%, 07/15/23	400	399
5.38%, 07/15/40	500	544
Western Union Co., 5.25%, 04/01/20 (e)	500	531
Xerox Corp., 6.35%, 05/15/18	500	574
		17,135
MATERIALS - 1.3%
Agrium Inc., 7.13%, 05/23/36	300	351
Airgas Inc.
2.95%, 06/15/16	500	520
2.38%, 02/15/20	500	477
Alcoa Inc.
5.55%, 02/01/17	200	215
6.75%, 07/15/18 (e)	300	329
5.40%, 04/15/21 (e)	400	396
Barrick Gold Corp.
2.90%, 05/30/16 (e)	600	608
6.95%, 04/01/19	350	399
5.95%, 10/15/39	300	259
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	90	98
1.63%, 02/24/17 (e)	500	503
5.40%, 03/29/17	200	226
3.25%, 11/21/21 (e)	430	427
4.13%, 02/24/42 (e)	500	450
CF Industries Inc
3.45%, 06/01/23	250	232
4.95%, 06/01/43	250	226
CRH America Inc., 6.00%, 09/30/16	250	281
Dow Chemical Co.
8.55%, 05/15/19 (l)	197	251
4.13%, 11/15/21 (e)	400	408
7.38%, 11/01/29	200	251
5.25%, 11/15/41 (e)	400	392
E.I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	321
2.80%, 02/15/23	400	377
4.90%, 01/15/41	300	299
Ecolab Inc., 5.50%, 12/08/41	500	537
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15 (e)	350	351
3.55%, 03/01/22	500	460
International Paper Co.
7.95%, 06/15/18	550	683
8.70%, 06/15/38	300	407
LyondellBasell Industries NV, 5.00%, 04/15/19	500	550
MeadWestvaco Corp., 7.38%, 09/01/19 (e)	500	584
Newmont Mining Corp.
3.50%, 03/15/22	500	437
5.88%, 04/01/35	50	45
6.25%, 10/01/39	400	370
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	412
PPG Industries Inc., 3.60%, 11/15/20	400	406
Praxair Inc.
5.38%, 11/01/16	500	563
2.20%, 08/15/22	300	273
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	250	254
3.75%, 09/20/21	600	592
Rio Tinto Finance USA Plc
2.00%, 03/22/17	600	604
3.50%, 03/22/22	500	484
RPM International Inc., 6.13%, 10/15/19	200	228
Southern Copper Corp., 7.50%, 07/27/35 (e)	150	158
Teck Resources Ltd.
4.50%, 01/15/21	500	495
5.20%, 03/01/42 (e)	400	340
Vale Overseas Ltd.
6.25%, 01/11/16	100	111
6.25%, 01/23/17 (e)	150	168
4.63%, 09/15/20	500	506
8.25%, 01/17/34 (e)	200	230
6.88%, 11/21/36	400	406
Vale SA, 5.63%, 09/11/42 (e)	500	436
		19,386
TELECOMMUNICATION SERVICES - 1.4%
America Movil SAB de CV
3.63%, 03/30/15 (e)	200	206
2.38%, 09/08/16	500	509
6.38%, 03/01/35 (e)	200	214
6.13%, 03/30/40	300	313
4.38%, 07/16/42	200	164
AT&T Inc.
2.50%, 08/15/15 (e)	800	824
2.40%, 08/15/16	600	620
4.45%, 05/15/21	500	525
6.50%, 09/01/37	500	552
6.30%, 01/15/38	300	324
6.55%, 02/15/39	750	833
BellSouth Capital Funding Corp., 7.88%, 02/15/30	206	248
British Telecommunications Plc, 9.63%, 12/15/30 (l)	550	814
Deutsche Telekom International Finance BV
5.75%, 03/23/16	250	276
8.75%, 06/15/30 (l)	300	416
Embarq Corp.
7.08%, 06/01/16	300	338
8.00%, 06/01/36	500	509
France Telecom SA, 8.75%, 03/01/31 (l)	250	333
GTE Corp.
6.84%, 04/15/18	250	292
6.94%, 04/15/28	50	57
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	602
Qwest Corp., 7.25%, 09/15/25	110	123
Rogers Communications Inc., 6.80%, 08/15/18	500	597
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	110
Telecom Italia Capital SA
6.38%, 11/15/33	350	301
6.00%, 09/30/34 (e)	100	82
Telefonica Emisiones SAU
3.73%, 04/27/15	100	103
3.99%, 02/16/16 (e)	400	414
5.13%, 04/27/20	350	358
7.05%, 06/20/36	500	531
Telefonica Europe BV, 8.25%, 09/15/30	200	234
Verizon Communications Inc.
5.55%, 02/15/16	200	220
3.00%, 04/01/16	300	313
2.50%, 09/15/16	500	515
3.65%, 09/14/18	400	422
8.75%, 11/01/18	428	550

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.50%, 09/15/20	100	106
3.50%, 11/01/21	600	590
2.45%, 11/01/22 (e)	500	444
5.15%, 09/15/23	600	643
6.40%, 09/15/33	350	389
6.90%, 04/15/38	300	348
6.00%, 04/01/41	600	631
6.55%, 09/15/43	1,400	1,580
Verizon Florida LLC, 6.86%, 02/01/28	200	213
Verizon Wireless Capital LLC, 8.50%, 11/15/18	300	385
Vodafone Group Plc
5.38%, 01/30/15 (e)	500	530
5.63%, 02/27/17	400	449
1.50%, 02/19/18	400	389
7.88%, 02/15/30	450	572
6.15%, 02/27/37	300	328
		21,439
UTILITIES - 1.7%
Alabama Power Co., 6.00%, 03/01/39	250	295
Appalachian Power Co., 6.70%, 08/15/37	200	233
Arizona Public Service Co., 4.50%, 04/01/42 (e)	400	380
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	255
Commonwealth Edison Co., 5.90%, 03/15/36	700	810
Consolidated Edison Co. of New York Inc.
5.30%, 03/01/35	250	273
5.85%, 03/15/36	300	347
5.70%, 06/15/40	100	115
Consumers Energy Co., 5.50%, 08/15/16	25	28
Detroit Edison Co., 5.60%, 06/15/18	250	289
Dominion Resources Inc.
8.88%, 01/15/19	350	453
4.45%, 03/15/21	400	429
7.00%, 06/15/38	200	252
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	218
7.00%, 11/15/18	100	123
5.30%, 02/15/40	300	328
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	269
Edison International, 3.75%, 09/15/17	300	318
Enersis SA, 7.40%, 12/01/16	150	174
Entergy Arkansas Inc., 3.75%, 02/15/21	400	413
Entergy Corp.
3.63%, 09/15/15 (l)	300	311
5.13%, 09/15/20 (l)	500	520
Exelon Corp., 4.90%, 06/15/15	200	213
Exelon Generation Co. LLC
6.20%, 10/01/17	200	229
5.20%, 10/01/19	200	219
4.25%, 06/15/22	60	59
5.60%, 06/15/42	121	116
First Energy Solutions Corp., 6.80%, 08/15/39	200	199
Florida Power & Light Co.
5.63%, 04/01/34	100	115
4.95%, 06/01/35	300	319
5.13%, 06/01/41	400	433
Florida Power Corp.
0.65%, 11/15/15 (e)	200	200
5.65%, 06/15/18	350	407
4.55%, 04/01/20	300	329
Georgia Power Co.
3.00%, 04/15/16	500	522
4.25%, 12/01/19	300	330
Great Plains Energy Inc., 4.85%, 06/01/21	250	267
Hydro Quebec
7.50%, 04/01/16	100	116
9.40%, 02/01/21	250	345
Iberdrola International BV, 6.75%, 07/15/36	150	160
Kentucky Utilities Co., 5.13%, 11/01/40 (e)	300	323
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	304
MidAmerican Energy Co., 6.75%, 12/30/31	50	62
Mississippi Power Co., 4.25%, 03/15/42	500	438
National Grid Plc, 6.30%, 08/01/16	150	170
Nevada Power Co., 7.13%, 03/15/19 (e)	250	310
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15 (e)	600	603
6.00%, 03/01/19	100	116
NiSource Finance Corp.
6.80%, 01/15/19	300	354
4.45%, 12/01/21	400	413
5.95%, 06/15/41	250	265
Northern States Power Co., 5.25%, 03/01/18	350	401
Ohio Power Co., 6.00%, 06/01/16	500	560
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	150	160
7.00%, 09/01/22	150	185
5.25%, 09/30/40	200	209
Oneok Inc., 5.20%, 06/15/15	500	531
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	556
4.45%, 04/15/42	400	363
PacifiCorp
2.95%, 06/01/23	300	290
5.75%, 04/01/37	150	172
6.25%, 10/15/37	500	605
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	500	574
PPL Energy Supply LLC, 5.70%, 10/15/15	440	468
Progress Energy Inc., 7.75%, 03/01/31	300	385
PSEG Power LLC
2.75%, 09/15/16	500	520
8.63%, 04/15/31	75	102
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	228
Puget Sound Energy Inc.
5.76%, 10/01/39	200	229
4.43%, 11/15/41	250	239
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	225
Scottish Power Ltd., 5.38%, 03/15/15	50	53
Sempra Energy
9.80%, 02/15/19	300	402
2.88%, 10/01/22	500	465
South Carolina Electric & Gas Co., 6.05%, 01/15/38 (e)	400	467
Southern California Edison Co.
6.00%, 01/15/34	75	89
4.05%, 03/15/42 (e)	500	455
Southwestern Electric Power Co.
6.45%, 01/15/19	300	349
6.20%, 03/15/40	200	222
Teco Finance Inc., 5.15%, 03/15/20	200	218
TransAlta Corp., 6.50%, 03/15/40	300	289
Union Electric Co., 6.40%, 06/15/17	100	117
Virginia Electric & Power Co., 5.95%, 09/15/17	250	291
Westar Energy Inc., 4.63%, 09/01/43 (e)	250	250
Xcel Energy Inc., 4.80%, 09/15/41	250	245
		25,683
Total Corporate Bonds and Notes (cost $363,061)		371,753

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 73.8%
GOVERNMENT SECURITIES - 42.6%
Federal Farm Credit Bank - 0.2% (w)
Federal Farm Credit Bank
1.63%, 11/19/14	1,000	1,016
0.50%, 06/23/15	1,000	1,003
0.73%, 08/15/16	205	205
0.54%, 11/07/16	450	446
		2,670
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank
2.75%, 03/13/15	950	984
2.88%, 06/12/15	900	938
0.38%, 07/30/15	415	415
0.50%, 11/20/15 (e)	1,500	1,500
5.00%, 12/21/15	500	550
0.45%, 12/28/15	400	399
5.38%, 05/18/16	500	563
4.75%, 12/16/16	300	337
4.88%, 05/17/17	900	1,024
1.00%, 06/21/17 (e)	1,000	1,001
1.13%, 06/26/17	400	400
5.00%, 11/17/17 (e)	855	986
1.25%, 02/28/18	515	507
1.63%, 06/14/19 (e)	1,000	984
4.13%, 03/13/20	1,200	1,330
5.50%, 07/15/36	400	473
		12,391
Federal Home Loan Mortgage Corp. - 1.5% (w)
Federal Home Loan Mortgage Corp.
0.75%, 11/25/14 (e)	1,000	1,006
0.63%, 12/29/14	1,000	1,005
2.88%, 02/09/15	1,000	1,035
0.50%, 04/17/15 - 01/28/16	1,300	1,303
0.32%, 04/29/15	1,000	1,000
4.38%, 07/17/15	300	322
1.75%, 09/10/15	1,000	1,026
4.75%, 01/19/16	1,206	1,323
5.25%, 04/18/16	1,000	1,119
5.13%, 10/18/16 - 11/17/17	1,420	1,625
1.00%, 03/08/17	2,000	2,006
1.25%, 05/12/17 (e)	1,000	1,007
5.50%, 08/23/17 (e)	900	1,050
1.03%, 11/28/17	500	490
1.20%, 06/12/18	350	342
3.75%, 03/27/19	980	1,079
1.25%, 08/01/19 - 10/02/19	2,000	1,917
1.40%, 08/22/19	500	473
2.25%, 03/13/20	665	660
1.38%, 05/01/20 (e)	1,000	952
2.38%, 01/13/22 (e)	1,700	1,655
3.06%, 06/14/28	120	109
6.75%, 09/15/29 (e)	60	81
6.75%, 03/15/31	120	163
6.25%, 07/15/32	600	782
		23,530
Federal National Mortgage Association - 1.8% (w)
Federal National Mortgage Association
1.50%, 09/08/14	500	506
2.63%, 11/20/14	1,000	1,028
0.55%, 02/27/15	800	801
0.50%, 07/02/15 - 04/29/16	5,885	5,884
2.38%, 07/28/15 - 04/11/16	2,000	2,080
4.38%, 10/15/15	390	421
1.63%, 10/26/15	1,383	1,417
5.00%, 03/15/16 - 09/01/35	1,539	1,727
0.57%, 04/18/16	1,025	1,022
0.00%, 06/01/17 - 10/09/19 (j)	1,765	1,609
0.95%, 08/23/17	1,000	989
0.88%, 08/28/17 - 02/08/18	2,500	2,464
1.07%, 09/27/17	750	742
1.00%, 12/28/17 - 04/30/18	2,335	2,282
1.13%, 03/28/18	415	407
0.88%, 05/21/18 (e)	1,000	972
1.55%, 10/29/19	250	241
2.50%, 02/22/23	580	535
7.25%, 05/15/30	540	760
6.63%, 11/15/30	631	843
6.00%, 04/18/36	300	331
		27,061
Municipals - 1.1%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	478
Bay Area Toll Authority, 6.26%, 04/01/49	200	241
Chicago Transit Authority, 6.90%, 12/01/40	500	562
City of New York
5.97%, 03/01/36	430	484
5.52%, 10/01/37	100	107
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	311
Cook County, Illinois, 6.23%, 11/15/34	500	490
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	411
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	232
Dallas County Hospital District, 5.62%, 08/15/44	300	333
Dallas Independent School District, 6.45%, 02/15/35	300	337
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	389
Government Development Bank for Puerto Rico, 4.70%, 05/01/16	500	411
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	295	344
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	267
Los Angeles Unified School District, 5.75%, 07/01/34	300	332
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	221
Metropolitan Transportation Authority, RB
6.55%, 11/15/31	200	230
6.65%, 11/15/39	490	573
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	390
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	245
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	632
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	60	62
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	435	501
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	218
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	407
Oregon State Department of Transportation, 5.83%, 11/15/34	300	349
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	200	230
4.46%, 10/01/62	300	254

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Southern California Public Power Authority (insured by Assured Guaranty Municipal Corp.), 6.93%, 05/15/17	350	412
State of California
5.75%, 03/01/17	500	564
7.60%, 11/01/40	800	1,054
State of Connecticut, GO
5.09%, 10/01/30	250	253
5.85%, 03/15/32	200	221
State of Georgia, GO, 4.50%, 11/01/25	300	324
State of Illinois
4.96%, 03/01/16	500	530
5.10%, 06/01/33	700	621
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	425
State of Texas, 5.52%, 04/01/39	465	524
State of Utah, 3.54%, 07/01/25	500	500
University of California, RB
1.80%, 07/01/19	500	483
6.55%, 05/15/48	300	352
		16,304
Sovereign - 2.5%
African Development Bank, 1.25%, 09/02/16 (e)	1,000	1,014
Asian Development Bank
2.63%, 02/09/15	300	309
1.13%, 03/15/17	500	503
1.38%, 03/23/20	500	478
Brazil Government International Bond
7.88%, 03/07/15	565	617
6.00%, 01/17/17 (e)	500	559
5.88%, 01/15/19 (e)	700	792
4.88%, 01/22/21	500	537
10.13%, 05/15/27	535	813
Chile Government International Bond, 3.88%, 08/05/20	500	521
Colombia Government International Bond
11.75%, 02/25/20	300	433
8.13%, 05/21/24 (e)	400	517
European Investment Bank
1.38%, 10/20/15 (e)	400	407
1.00%, 06/15/18	700	679
Export Development Canada, 2.25%, 05/28/15	200	206
Federal Republic of Brazil, 12.25%, 03/06/30	220	368
International Bank for Reconstruction & Development, 1.13%, 07/18/17	500	502
International Finance Corp., 0.50%, 05/16/16 (e)	1,000	995
Israel Government AID Bond, 5.50%, 04/26/24	142	169
Israel Government International Bond, 4.00%, 06/30/22 (e)	500	519
Italy Government International Bond
4.50%, 01/21/15	1,000	1,042
6.88%, 09/27/23	450	540
5.38%, 06/15/33 (e)	500	505
Japan Bank for International Cooperation, 1.13%, 07/19/17	500	497
Japan Finance Corp.
2.88%, 02/02/15 (e)	500	516
2.50%, 05/18/16	500	522
Japan Finance Organization for Municipalities, 4.00%, 01/13/21 (e)	500	538
KFW, 0.50%, 09/30/15	1,000	1,001
Mexico Government International Bond
6.63%, 03/03/15	93	100
5.63%, 01/15/17 (e)	750	837
5.13%, 01/15/20 (e)	600	669
8.30%, 08/15/31	300	410
4.75%, 03/08/44	1,306	1,182
Nordic Investment Bank, 5.00%, 02/01/17	300	340
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	1,000	1,100
Panama Government International Bond
5.20%, 01/30/20	500	549
6.70%, 01/26/36 (e)	400	457
Peru Government International Bond
8.38%, 05/03/16	500	578
7.13%, 03/30/19 (e)	200	243
6.55%, 03/14/37 (e)	250	296
Philippine Government International Bond
8.88%, 03/17/15	400	441
9.38%, 01/18/17	400	491
6.50%, 01/20/20 (e)	400	470
9.50%, 02/02/30 (e)	800	1,188
Poland Government International Bond
5.00%, 10/19/15 - 03/23/22	750	807
5.13%, 04/21/21	400	435
Province of British Columbia, Canada
2.85%, 06/15/15 (e)	200	208
1.20%, 04/25/17	300	301
6.50%, 01/15/26	70	89
Province of Manitoba, Canada, 2.63%, 07/15/15 (e)	500	519
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	284
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	348
Province of Ontario, Canada
5.45%, 04/27/16	750	838
4.95%, 11/28/16 (e)	300	336
3.15%, 12/15/17 (e)	500	533
1.20%, 02/14/18	500	491
4.40%, 04/14/20 (e)	200	222
Province of Quebec, Canada
4.60%, 05/26/15	500	534
7.50%, 07/15/23	100	131
7.13%, 02/09/24	250	320
Republic of Colombia,, 7.38%, 01/27/17 (e)	500	582
Republic of Korea
5.13%, 12/07/16	150	167
5.63%, 11/03/25	250	292
South Africa Government International Bond, 5.50%, 03/09/20 (e)	200	215
Svensk Exportkredit AB, 5.13%, 03/01/17	200	227
Tennessee Valley Authority
5.50%, 07/18/17	250	289
5.38%, 04/01/56	1,000	1,077
Turkey Government International Bond
7.25%, 03/15/15 (e)	500	535
7.00%, 09/26/16 (e)	300	334
3.25%, 03/23/23 (e)	1,200	1,035
8.00%, 02/14/34	500	593
4.88%, 04/16/43	1,500	1,237
Uruguay Government International Bond
8.00%, 11/18/22 (e)	496	633
4.13%, 11/20/45	200	159
		39,221
U.S. Treasury Securities - 34.7%
U.S. Treasury Bond
11.25%, 02/15/15	667	768
9.25%, 02/15/16	367	443
7.25%, 05/15/16 - 08/15/22	1,084	1,291
7.50%, 11/15/16	520	629
8.75%, 05/15/17	634	812
8.88%, 08/15/17	300	390
9.13%, 05/15/18	315	427

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
9.00%, 11/15/18	800	1,102
8.50%, 02/15/20	926	1,304
7.88%, 02/15/21	946	1,327
8.13%, 05/15/21 - 08/15/21	408	584
8.00%, 11/15/21	310	444
6.25%, 08/15/23 - 05/15/30	2,178	2,895
6.88%, 08/15/25	640	902
6.00%, 02/15/26	620	820
6.50%, 11/15/26	660	914
6.63%, 02/15/27	545	764
6.38%, 08/15/27	1,114	1,535
6.13%, 11/15/27 - 08/15/29	1,645	2,230
5.50%, 08/15/28	1,807	2,313
5.25%, 11/15/28 - 02/15/29	2,514	3,144
3.50%, 02/15/39 (e)	1,152	1,129
4.25%, 05/15/39 - 11/15/40	5,075	5,626
4.50%, 08/15/39	2,114	2,439
4.38%, 11/15/39 - 05/15/41	8,383	9,479
4.63%, 02/15/40	2,740	3,221
3.88%, 08/15/40	3,049	3,176
4.75%, 02/15/41	1,785	2,138
3.75%, 08/15/41	2,728	2,772
3.13%, 11/15/41 - 02/15/43	9,964	8,959
3.00%, 05/15/42	2,675	2,343
2.75%, 08/15/42 - 11/15/42	4,818	3,992
2.88%, 05/15/43	100	85
3.63%, 08/15/43	1,870	1,848
U.S. Treasury Note
2.38%, 09/30/14 - 06/30/18	14,719	15,240
0.25%, 10/31/14 - 09/15/15	68,989	69,004
0.38%, 11/15/14 - 06/30/15	25,526	25,580
4.25%, 11/15/14 - 11/15/17	5,752	6,195
2.13%, 11/30/14 - 08/15/21	20,438	20,892
0.13%, 12/31/14 (e)	5,000	4,997
2.63%, 12/31/14 - 11/15/20	12,425	12,952
2.25%, 01/31/15 - 07/31/18	9,300	9,652
4.00%, 02/15/15	1,607	1,690
2.50%, 03/31/15 - 04/30/15	8,749	9,056
0.13%, 04/30/15	3,500	3,494
4.13%, 05/15/15	2,583	2,745
1.88%, 06/30/15 - 06/30/20	14,086	14,378
1.75%, 07/31/15 - 05/15/22	5,800	5,665
0.38%, 08/31/15 (e)	3,980	3,985
1.25%, 08/31/15 - 02/29/20	14,300	14,340
4.50%, 11/15/15 - 05/15/17	3,454	3,820
9.88%, 11/15/15	447	537
1.38%, 11/30/15 - 05/31/20	6,721	6,517
2.25%, 03/31/16 (e)	2,050	2,142
5.13%, 05/15/16	239	268
3.25%, 06/30/16 - 03/31/17	9,781	10,555
1.50%, 07/31/16 - 03/31/19	8,160	8,309
4.88%, 08/15/16	217	243
1.00%, 08/31/16 - 09/30/19	18,131	18,158
3.00%, 08/31/16 - 02/28/17	5,930	6,349
3.13%, 10/31/16 - 05/15/21	12,100	13,002
4.63%, 11/15/16 - 02/15/17	4,571	5,139
0.88%, 11/30/16 - 01/31/18	24,504	24,458
2.75%, 11/30/16 - 02/15/19	13,912	14,821
0.63%, 05/31/17 - 11/30/17	18,370	18,065
0.75%, 06/30/17 - 03/31/18	23,631	23,272
0.50%, 07/31/17	5,500	5,398
3.50%, 02/15/18 - 05/15/20	3,864	4,251
2.88%, 03/31/18	1,624	1,741
0.63%, 04/30/18 (e)	3,050	2,965
3.88%, 05/15/18	1,600	1,790
1.38%, 06/30/18 (e)	5,131	5,146
3.75%, 11/15/18	810	904
3.63%, 08/15/19 - 02/15/21	16,610	18,425
3.38%, 11/15/19 (e)	3,560	3,906
1.13%, 03/31/20 - 04/30/20	9,000	8,570
2.00%, 07/31/20 (e)	4,000	4,011
2.00%, 11/15/21 - 02/15/23	10,345	10,048
1.63%, 08/15/22	6,468	6,028
1.63%, 11/15/22 (e)	9,115	8,442
1.75%, 05/15/23 (e)	3,010	2,790
		532,180
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.2%
Federal Home Loan Mortgage Corp. - 8.2%
Federal Home Loan Mortgage Corp.
6.50%, 06/01/14 - 03/01/39	1,786	1,992
7.00%, 08/01/15 - 08/01/37	162	173
6.00%, 12/01/16 - 05/01/40	5,876	6,408
5.00%, 09/01/17 - 04/01/40	9,401	10,139
4.50%, 01/01/18 - 08/01/41	21,300	22,718
5.50%, 01/01/18 - 02/01/40	9,421	10,209
4.00%, 04/01/19 - 03/01/42	16,265	17,073
3.50%, 10/01/25 - 08/01/42	13,113	13,506
3.00%, 01/01/27 - 06/01/43	11,253	11,266
2.50%, 08/01/27 - 07/01/28	4,085	4,115
2.50%, 10/15/28 - 10/15/43 , TBA (g)	5,500	5,506
3.00%, 10/15/28 - 10/15/43 , TBA (g)	10,850	10,608
7.50%, 11/01/31 - 04/01/32	112	130
5.71%, 01/01/37 (i)	10	11
6.20%, 01/01/37 (i)	23	24
5.65%, 02/01/37 (i)	134	142
2.66%, 01/01/42 (i)	282	292
3.50%, 10/15/43, TBA (g)	6,400	6,499
5.00%, 10/15/43, TBA (g)	3,400	3,665
		124,476
Federal National Mortgage Association - 14.2%
Federal National Mortgage Association
5.50%, 12/01/13 - 06/01/40	15,069	16,418
6.00%, 01/01/16 - 07/01/40	9,812	10,739
0.52%, 05/27/16	600	598
6.50%, 09/01/16 - 03/01/40	3,684	4,135
5.00%, 10/01/17 - 05/01/41	17,580	19,098
4.50%, 02/01/18 - 11/01/41	27,918	29,882
4.00%, 07/01/18 - 12/01/41	26,866	28,307
2.50%, 12/01/21 - 07/01/33	4,103	4,110
3.50%, 09/01/25 - 05/01/43	28,809	29,661
3.00%, 11/01/26 - 08/01/43	19,278	19,175
2.50%, 10/15/28 - 10/15/43 , TBA (g)	11,400	11,422
3.00%, 10/15/28 - 10/15/43 , TBA (g)	23,000	22,693
7.00%, 02/01/31 - 04/01/39	477	531
2.44%, 05/01/35 (i)	85	91
2.71%, 05/01/35 (i)	44	46
2.83%, 10/01/35 - 01/01/41 (i)	455	476
2.68%, 02/01/37 (i)	237	252
2.70%, 02/01/37 (i)	19	21
5.53%, 02/01/37 (i)	44	48
2.59%, 04/01/37 (i)	44	46
7.50%, 11/01/37	15	17
2.51%, 01/01/38 - 07/01/41 (i)	778	813
1.56%, 03/01/38 (i)	561	602
4.06%, 07/01/39 (i)	725	778
3.86%, 12/01/39 (i)	222	237
3.68%, 02/01/40 (i)	688	731
3.37%, 03/01/40 (i)	262	279
4.27%, 03/01/40 (i)	319	339
3.13%, 06/01/40 (i)	152	160
3.25%, 07/01/40 (i)	358	378
3.61%, 08/01/40 (i)	179	189
3.23%, 12/01/40 (i)	204	214
3.49%, 02/01/41 (i)	230	240

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
3.60%, 05/01/41 (i)	241	254
2.84%, 01/01/42 (i)	428	441
3.50%, 10/15/43, TBA (g)	9,200	9,373
4.00%, 10/15/43, TBA (g)	4,100	4,299
5.00%, 10/15/43, TBA (g)	400	434
		217,527
Government National Mortgage Association - 8.8%
Government National Mortgage Association
5.50%, 01/15/24 - 07/20/42	7,595	8,368
4.00%, 08/15/24 - 01/20/42	16,780	17,812
3.50%, 12/15/25 - 04/20/43	19,117	19,729
4.50%, 04/20/26 - 06/20/43	24,733	26,744
3.00%, 04/15/27 - 03/20/43	8,320	8,315
2.50%, 09/20/27 - 07/20/28	1,280	1,290
8.00%, 04/15/30	8	8
8.50%, 06/15/30 - 12/15/30	4	5
6.50%, 01/15/32 - 10/15/38	850	970
6.00%, 05/15/32 - 12/20/40	4,477	4,967
5.00%, 03/15/33 - 04/20/42	16,429	17,963
7.00%, 11/15/36	34	39
3.50%, 07/20/40 - 03/20/41 (i)	855	899
2.50%, 11/20/40 - 01/20/43 (i)	1,426	1,470
3.00%, 01/20/41 - 07/20/42 (i)	2,735	2,841
2.00%, 10/20/42 - 06/20/43 (i)	1,251	1,277
2.50%, 10/15/43 - 10/15/43 , TBA (g)	600	558
3.00%, 10/15/43 - 10/15/43 , TBA (g)	14,300	14,119
3.50%, 10/15/43, TBA (g)	6,000	6,185
4.00%, 10/15/43, TBA (g)	1,500	1,587
		135,146
Total Government and Agency Obligations (cost $1,120,094)		1,130,506

SHORT TERM INVESTMENTS - 11.1%
Investment Companies - 4.9%
JNL Money Market Fund, 0.01% (a) (h)	75,822	75,822

Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	95,565	95,565

Total Short Term Investments (cost $171,387)		171,387

Total Investments - 111.8% (cost $1,693,554)		1,714,400
Total Forward Sales Commitments - (2.1%) (proceeds $31,576)		(31,658)
Other Assets and Liabilities, Net - (9.7%)		(149,790)
Total Net Assets - 100.0%		$1,532,952

FORWARD SALES COMMITMENTS - 2.1%
GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government Agency Mortgage-Backed Securities - 2.1%
Federal Home Loan Mortgage Corp. - 0.6%
Federal Home Loan Mortgage Corp.
5.00%, 03/31/18, TBA (g)	$300	$318
3.50%, 10/15/28, TBA (g)	1,200	1,263
4.00%, 10/15/28 - 10/15/43 , TBA (g)	1,300	1,372
4.50%, 10/15/28 - 10/15/43 , TBA (g)	4,000	4,253
5.50%, 10/15/43, TBA (g)	1,600	1,734
		8,940
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association
5.00%, 04/02/18, TBA (g)	700	743
3.50%, 10/15/28, TBA (g)	1,450	1,530
4.00%, 10/15/28, TBA (g)	900	955
4.50%, 10/15/28 - 10/15/43 , TBA (g)	2,500	2,664
5.50%, 10/15/43, TBA (g)	2,100	2,289
		8,181
Government National Mortgage Association - 1.0%
Government National Mortgage Association
3.50%, 05/04/18, TBA (g)	500	514
5.00%, 05/05/18, TBA (g)	3,700	4,020
4.00%, 10/15/43, TBA (g)	2,000	2,108
4.50%, 10/15/43, TBA (g)	4,500	4,830
5.50%, 10/15/43, TBA (g)	2,800	3,065
		14,537
Total Forward Sales Commitments - 2.1% (proceeds $31,576)		$31,658

JNL/Mellon Capital Global Alpha Fund
PURCHASED OPTIONS - 3.6%
10-Year U.S. Treausry Note Future Call Option, Strike Price 105, Expiration 11/22/2013	382	8,171

Total Purchased Options (cost $7,181)		8,171

SHORT TERM INVESTMENTS - 95.7%
Federal Home Loan Bank - 19.0% (w)
Federal Home Loan Bank
0.02%, 10/02/13	$19,800	19,800
0.01%, 10/04/13	4,400	4,400
0.05%, 11/22/13	19,000	19,000
		43,200
Federal Home Loan Mortgage Corp. - 24.0% (w)
Federal Home Loan Mortgage Corp.
0.07%, 11/12/13	22,000	21,999
0.02%, 12/16/13	32,400	32,399
		54,398
Federal National Mortgage Association - 20.7% (w)
Federal National Mortgage Association
0.05%, 10/30/13	15,200	15,200
0.02%, 12/18/13 - 01/16/14	11,070	11,069
0.03%, 12/23/13	20,850	20,849
		47,118
Investment Company - 7.4%
JNL Money Market Fund, 0.01% (a) (h)	16,695	16,695

Treasury Securities - 24.6%
U.S. Treasury Bill
0.02%, 10/03/13	$7,425	7,425
0.04%, 10/17/13	22,000	22,000
0.04%, 12/05/13 (o)	26,405	26,405
		55,830
Total Short Term Investments (cost $217,237)		217,241

Total Investments - 99.3% (cost $224,418)		225,412
Other Assets and Liabilities, Net - 0.7%		1,635
Total Net Assets - 100.0%		$227,047

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 19.8%
American Public Education Inc. (c)	26	$970

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Capella Education Co. (c)	18	1,031
CEC Entertainment Inc.	23	1,052
Cooper Tire & Rubber Co.	29	896
Corinthian Colleges Inc. (c)	401	879
DeVry Inc.	31	959
DIRECTV (c)	16	934
Ford Motor Co.	58	982
Fred’s Inc.	58	915
Goodyear Tire & Rubber Co.	52	1,178
Grand Canyon Education Inc. (c)	28	1,136
hhgregg Inc. (c)	57	1,013
International Game Technology	51	974
ITT Educational Services Inc. (c)	32	998
K12 Inc. (c)	31	971
Kohl’s Corp.	19	1,003
Lear Corp.	14	997
Outerwall Inc. (c) (e)	16	809
Scripps Networks Interactive Inc. - Class A	13	1,040
Standard Motor Products Inc.	32	1,013
Staples Inc.	58	851
Steiner Leisure Ltd. (c)	17	982
Strayer Education Inc.	21	885
Universal Electronics Inc. (c)	33	1,188
Zumiez Inc. (c)	35	967
		24,623
CONSUMER STAPLES - 2.4%
CVS Caremark Corp.	17	955
Kroger Co.	25	1,007
Medifast Inc. (c)	37	1,002
		2,964
ENERGY - 9.9%
Dawson Geophysical Co. (c)	27	880
EOG Resources Inc.	6	1,055
FMC Technologies Inc. (c)	18	1,016
Halliburton Co.	21	1,032
Helmerich & Payne Inc.	15	1,005
Natural Gas Services Group Inc. (c)	39	1,050
Newpark Resources Inc. (c)	88	1,118
Northern Oil and Gas Inc. (c)	74	1,068
SM Energy Co.	15	1,123
Tesoro Corp.	18	808
Warren Resources Inc. (c)	343	1,006
Whiting Petroleum Corp. (c)	19	1,159
		12,320
FINANCIALS - 7.1%
Alleghany Corp. (c)	2	999
Berkshire Hathaway Inc. (c)	8	954
DFC Global Corp. (c)	65	710
Investment Technology Group Inc. (c)	65	1,018
Navigators Group Inc. (c)	17	1,011
Portfolio Recovery Associates Inc. (c)	19	1,135
Prudential Financial Inc.	12	969
United Fire Group Inc.	34	1,047
Unum Group	33	995
		8,838
HEALTH CARE - 10.6%
Amsurg Corp. (c)	25	991
CIGNA Corp.	13	966
Community Health Systems Inc.	22	916
Health Management Associates Inc. - Class A (c)	75	964
Kindred Healthcare Inc.	64	857
LHC Group Inc. (c)	37	874
Magellan Health Services Inc. (c)	17	1,022
Myriad Genetics Inc. (c)	33	766
National Healthcare Corp.	21	979
PharMerica Corp. (c)	65	868
United Therapeutics Corp. (c)	13	1,064
US Physical Therapy Inc.	33	1,037
VCA Antech Inc. (c)	34	944
WellPoint Inc.	11	952
		13,200
INDUSTRIALS - 14.1%
ABM Industries Inc.	38	1,021
AECOM Technology Corp. (c)	33	1,031
AGCO Corp.	17	1,049
Alliant Techsystems Inc.	10	987
CIRCOR International Inc.	17	1,055
Columbus Mckinnon Corp. (c)	44	1,065
Consolidated Graphics Inc. (c)	17	976
ICF International Inc. (c)	29	1,020
Insperity Inc.	30	1,117
Manpower Inc.	15	1,056
MYR Group Inc. (c)	44	1,065
Navigant Consulting Inc. (c)	72	1,107
Quad/Graphics Inc. - Class A	32	961
Republic Airways Holdings Inc. (c)	74	886
Southwest Airlines Co.	71	1,039
United Stationers Inc.	23	1,015
URS Corp.	21	1,141
		17,591
INFORMATION TECHNOLOGY - 32.2%
AOL Inc.	27	939
Avnet Inc.	25	1,056
Black Box Corp.	35	1,067
CA Inc.	32	960
CACI International Inc. - Class A (c)	15	1,018
Cirrus Logic Inc. (c)	50	1,126
Cisco Systems Inc.	37	873
Cognizant Technology Solutions Corp. - Class A (c)	14	1,114
Computer Sciences Corp.	19	991
comScore Inc. (c)	35	1,008
Constant Contact Inc. (c)	55	1,294
Corning Inc.	66	963
Cree Inc. (c)	14	814
CSG Systems International Inc.	39	985
Diodes Inc. (c)	40	990
Ebix Inc. (e)	88	871
EMC Corp.	37	944
First Solar Inc. (c)	25	992
FLIR Systems Inc.	31	961
iGate Corp. (c)	42	1,169
Ingram Micro Inc. - Class A (c)	43	994
Intel Corp.	44	1,009
InterDigital Inc.	27	1,013
j2 Global Inc.	20	997
Jabil Circuit Inc.	43	927
Leidos Holdings Inc.	16	721
Mantech International Corp. - Class A	35	996
Nvidia Corp.	67	1,046
Oracle Corp.	30	993
Power Integrations Inc.	19	1,014
Rovi Corp. (c)	53	1,016
SanDisk Corp.	17	1,012
ScanSource Inc. (c)	28	953
Science Applications International Corp. (c)	9	306
Synaptics Inc. (c)	24	1,076
Vishay Intertechnology Inc. (c)	71	918
VMware Inc. - Class A (c)	12	942
Western Digital Corp.	15	950

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Western Union Co.	54	1,005
Xerox Corp.	99	1,019
XO Group Inc. (c)	78	1,011
		40,053
MATERIALS - 2.5%
CF Industries Holdings Inc.	5	1,086
Materion Corp.	32	1,028
Olin Corp.	41	956
		3,070
TELECOMMUNICATION SERVICES - 0.9%
Shenandoah Telecommunications Co.	50	1,194

Total Common Stocks (cost $113,431)		123,853

SHORT TERM INVESTMENTS - 1.6%
Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	583	583

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	1,342	1,342

Total Short Term Investments (cost $1,925)		1,925

Total Investments - 101.1% (cost $115,356)		125,778
Other Assets and Liabilities, Net - (1.1%)		(1,370)
Total Net Assets - 100.0%		$124,408

JNL/Mellon Capital Utilities Sector Fund
COMMON STOCKS - 100.6%
ENERGY - 3.9%
Spectra Energy Corp.	4	$140

UTILITIES - 96.7%
AES Corp.	4	50
AGL Resources Inc.	1	33
Allete Inc.	—	11
Alliant Energy Corp.	1	34
Ameren Corp.	1	52
American Electric Power Co. Inc.	3	129
American Water Works Co. Inc.	1	44
Aqua America Inc.	1	27
Atmos Energy Corp.	1	23
Avista Corp.	—	10
Black Hills Corp.	—	13
Calpine Corp. (c)	2	43
CenterPoint Energy Inc.	3	62
Cleco Corp.	—	16
CMS Energy Corp.	2	43
Consolidated Edison Inc.	2	99
Dominion Resources Inc.	4	221
DTE Energy Co.	1	70
Duke Energy Corp.	4	287
Dynegy Inc. (c)	1	11
Edison International	2	92
El Paso Electric Co.	—	7
Entergy Corp.	1	68
Exelon Corp.	5	156
FirstEnergy Corp.	3	94
Great Plains Energy Inc.	1	20
Hawaiian Electric Industries Inc.	1	14
IDACORP Inc.	—	14
Integrys Energy Group Inc.	—	28
ITC Holdings Corp.	—	30
National Fuel Gas Co.	1	35
New Jersey Resources Corp.	—	12
NextEra Energy Inc.	3	209
NiSource Inc.	2	59
Northeast Utilities	2	80
Northwest Natural Gas Co.	—	7
NorthWestern Corp.	—	11
NRG Energy Inc.	2	54
NV Energy Inc.	1	34
Oneok Inc.	1	67
Pepco Holdings Inc.	1	27
PG&E Corp.	3	110
Piedmont Natural Gas Co. Inc.	—	16
Pinnacle West Capital Corp.	1	37
PNM Resources Inc.	1	11
Portland General Electric Co.	—	13
PPL Corp.	4	117
Public Service Enterprise Group Inc.	3	102
Questar Corp.	1	24
SCANA Corp.	1	40
Sempra Energy	1	119
South Jersey Industries Inc.	—	11
Southern Co.	5	219
Southwest Gas Corp.	—	14
TECO Energy Inc.	1	20
UGI Corp.	1	27
UIL Holdings Corp.	—	12
UNS Energy Corp.	—	12
Vectren Corp.	1	17
Westar Energy Inc.	1	24
WGL Holdings Inc.	—	13
Wisconsin Energy Corp.	1	56
Xcel Energy Inc.	3	85
		3,495
Total Common Stocks (cost $3,830)		3,635

Total Investments - 100.6% (cost $3,830)		3,635
Other Assets and Liabilities, Net - (0.6%)		(21)
Total Net Assets - 100.0%		$3,614

JNL/Morgan Stanley Mid Cap Growth Fund
COMMON STOCKS - 92.8%
CONSUMER DISCRETIONARY - 21.0%
Aimia Inc.	88	$1,529
Carter’s Inc.	51	3,853
Charter Communications Inc. - Class A (c)	11	1,537
Dollar Tree Inc. (c)	65	3,712
Dunkin’ Brands Group Inc.	49	2,217
Groupon Inc. - Class A (c)	334	3,743
Morningstar Inc.	26	2,054
Panera Bread Co. - Class A (c)	20	3,214
Sally Beauty Holdings Inc. (c)	22	577
Tesla Motors Inc. (c)	22	4,310
TripAdvisor Inc. (c)	10	747
Ulta Salon Cosmetics & Fragrance Inc. (c)	14	1,634
Under Armour Inc. - Class A (c)	10	770
Wyndham Worldwide Corp.	21	1,267
		31,164
CONSUMER STAPLES - 6.0%
McCormick & Co. Inc.	46	2,978
Mead Johnson Nutrition Co.	55	4,092

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Monster Beverage Corp. (c)	35	1,848
		8,918
ENERGY - 1.4%
Range Resources Corp.	19	1,421
Ultra Petroleum Corp. (c) (e)	33	670
		2,091
FINANCIALS - 7.1%
Arch Capital Group Ltd. (c)	57	3,101
MSCI Inc. - Class A (c)	92	3,719
Progressive Corp.	139	3,786
		10,606
HEALTH CARE - 10.8%
athenahealth Inc. (c) (e)	35	3,797
Endo Pharmaceuticals Holdings Inc. (c)	34	1,553
Illumina Inc. (c)	70	5,673
Intuitive Surgical Inc. (c)	11	4,083
Ironwood Pharmaceuticals Inc. - Class A (c)	74	872
		15,978
INDUSTRIALS - 13.7%
Colfax Corp. (c)	24	1,371
Covanta Holding Corp.	92	1,967
Edenred	138	4,488
IHS Inc. - Class A (c)	32	3,662
Intertek Group Plc	68	3,640
Qualicorp SA (c)	128	1,161
Stericycle Inc. (c)	17	1,987
Verisk Analytics Inc. - Class A (c)	32	2,066
		20,342
INFORMATION TECHNOLOGY - 28.6%
3D Systems Corp. (c) (e)	18	997
Akamai Technologies Inc. (c)	83	4,288
First Solar Inc. (c)	47	1,888
FleetCor Technologies Inc. (c)	14	1,514
Gartner Inc. - Class A (c)	62	3,705
LinkedIn Corp. - Class A (c)	16	3,909
Mail.ru Group Ltd. - GDR	22	828
MercadoLibre Inc. (e)	10	1,388
Motorola Solutions Inc.	75	4,444
NetSuite Inc. (c)	14	1,524
Qihoo 360 Technology Co. Ltd. - ADR (c) (e)	32	2,678
ServiceNow Inc. (c)	19	962
Sina Corp. (c)	11	856
Solera Holdings Inc.	77	4,080
Splunk Inc. (c)	19	1,123
Workday Inc. - Class A (c)	19	1,557
Yandex NV - Class A (c)	107	3,903
Youku Inc. - ADR (c)	73	2,010
Zynga Inc. - Class A (c)	217	800
		42,454
MATERIALS - 2.9%
Martin Marietta Materials Inc.	30	2,908
Rockwood Holdings Inc.	22	1,443
		4,351
UTILITIES - 1.3%
Brookfield Infrastructure Partners LP	49	1,861

Total Common Stocks (cost $131,638)		137,765

PREFERRED STOCKS - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Dropbox Inc., Series A-1 (c) (f) (q)	4	52
Palantir Technologies Inc. (f) (q)	5	16

Total Preferred Stocks (cost $56)		68

SHORT TERM INVESTMENTS - 9.6%
Investment Companies - 7.2%
JNL Money Market Fund, 0.01% (a) (h)	10,678	10,678

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	3,520	3,520

Total Short Term Investments (cost $14,198)		14,198

Total Investments - 102.4% (cost $145,892)		152,031
Other Assets and Liabilities, Net - (2.4%)		(3,510)
Total Net Assets - 100.0%		$148,521

JNL/Neuberger Berman Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 15.9%
Accredited Mortgage Loan Trust REMIC, 0.50%, 12/25/35 (i)	$186	$172
Aegis Asset Backed Securities Trust REMIC, 0.73%, 03/25/35 (i)	645	566
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (e) (r)	1,225	1,152
American Airlines Pass-Through Trust, 4.95%, 01/15/23 (r)	2,220	2,226
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 2.08%, 09/25/33 (i)	671	624
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.08%, 10/25/34 (i)	755	672
Asset Backed Securities Corp. Home Equity REMIC, 0.38%, 01/25/36 (i)	139	131
Asset-Backed Pass-Through Certificates REMIC, 0.87%, 04/25/34 (i)	467	439
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	250	274
5.36%, 10/10/45	250	272
5.63%, 07/10/46	250	274
5.41%, 09/10/47	1,575	1,727
Bear Stearns Asset Backed Securities I Trust REMIC
0.62%, 05/25/35 (i)	595	520
0.59%, 02/25/36 (i)	710	604
Carrington Mortgage Loan Trust REMIC
0.83%, 05/25/35 (i)	2,605	2,145
0.64%, 06/25/35 (i)	230	199
0.33%, 05/25/36 (i)	2,352	2,118
0.32%, 12/25/36 (i)	700	395
Chase Funding Trust REMIC, 0.93%, 09/25/33 (i)	725	631
Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.31%, 09/10/46 (f) (i)	13,175	1,000
Citigroup Mortgage Loan Trust Inc. REMIC, 0.93%, 05/25/35 (i) (r)	175	165

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	580
Cobalt Commercial Mortage-Backed Securities Trust REMIC
5.97%, 05/15/46 (i)	1,890	2,112
5.22%, 08/15/48	500	542
Commercial Mortgage Loan Trust REMIC, 6.21%, 12/10/49 (i)	250	282
Commercial Mortgage Pass-Through Certificates REMIC
5.99%, 06/15/38 (i)	1,386	1,516
5.95%, 09/15/39 (i)	545	606
5.31%, 12/15/39	700	764
5.54%, 01/15/49 (i)	290	321
Interest Only, 2.11%, 08/15/45 (i)	985	113
Commercial Mortgage Trust REMIC
Interest Only, 2.36%, 11/15/45 (i)	1,658	214
Interest Only, 0.50%, 01/10/46 (i) (r)	2,500	78
Interest Only, 1.95%, 01/10/46 (i)	1,487	149
Interest Only, 0.78%, 03/10/46 (i)	2,500	120
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	1,725	1,669
Countrywide Asset-Backed Certificates REMIC, 0.38%, 04/25/36 (i)	476	413
Credit Suisse Mortgage Capital Certificates REMIC
5.87%, 06/15/39 (i)	900	991
5.47%, 09/15/39	286	313
5.38%, 02/15/40	136	147
5.70%, 09/15/40 (i)	1,650	1,843
EquiFirst Mortgage Loan Trust REMIC
1.31%, 09/25/33	1,107	1,066
0.66%, 04/25/35 (i)	908	688
First Franklin Mortgage Loan Trust REMIC, 0.91%, 12/25/34 (i)	170	151
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,425	1,577
5.74%, 12/10/49	500	562
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	500	551
5.99%, 08/10/45 (e) (i)	2,975	3,300
Interest Only, 2.36%, 01/10/45 (i) (r)	979	121
Interest Only, 2.79%, 05/10/45 (i)	3,442	464
Hawaiian Airlines Pass-Through Certificates, 3.90%, 01/15/26	660	601
Home Equity Mortgage Trust REMIC, 1.78%, 02/25/35 (i)	241	224
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.81%, 06/12/43 (i)	95	104
5.43%, 12/12/43	500	546
5.44%, 06/12/47	2,130	2,353
5.42%, 01/15/49	1,750	1,934
5.90%, 02/12/49 (i)	250	280
6.00%, 06/15/49 (i)	300	337
5.88%, 02/15/51 (i)	500	562
JPMorgan Mortgage Acquisition Trust REMIC
0.33%, 05/25/36 (i)	2,322	2,205
0.42%, 05/25/36 (i)	1,000	794
JPMorgan Mortgage Trust REMIC, 2.73%, 06/25/35 (i)	132	125
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	600	665
5.86%, 07/15/40 (i)	125	137
MASTR Adjustable Rate Mortgages Trust REMIC, 6.00%, 12/25/35 (i)	627	473
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.38%, 08/12/48	1,650	1,810
5.17%, 12/12/49	500	546
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.89%, 02/15/46 (i)	2,576	265
Interest Only, 1.61%, 05/15/46 (i)	1,993	166
Morgan Stanley Home Equity Loan Trust REMIC, 0.46%, 02/25/36 (i)	700	583
New Century Home Equity Loan Trust REMIC, 1.15%, 11/25/34 (i)	144	134
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.83%, 12/25/34 (i)	690	594
1.21%, 02/25/35 (i)	1,375	1,230
Popular ABS Mortgage Pass-Through Trust REMIC, 0.62%, 11/25/35 (i)	2,056	1,816
RALI Trust REMIC, 7.00%, 07/25/36	281	210
RAMP Trust REMIC, 0.58%, 03/25/36 (i)	2,450	2,095
Residential Asset Securitization Trust REMIC, 0.86%, 03/25/33 (i)	170	145
Soundview Home Loan Trust REMIC, 0.69%, 08/25/35 (i)	740	613
Structured Asset Investment Loan Trust REMIC
1.30%, 06/25/33 (i)	318	293
0.98%, 07/25/34 (i)	972	890
0.84%, 04/25/35 (i)	980	826
Structured Asset Securities Corp. REMIC
0.61%, 05/25/35 (i)	200	179
0.35%, 12/25/36 (i)	940	641
UBS-Barclays Commercial Mortgage Trust
Interest Only, 1.30%, 03/10/46 (r)	1,986	149
REMIC, Interest Only, 2.04%, 12/10/45 (i) (r)	1,735	203
REMIC, Interest Only, 2.34%, 08/10/49 (i) (r)	2,460	313
US Airways Pass-Through Trust, 4.63%, 06/03/25	1,985	1,916
Wachovia Bank Commercial Mortgage Trust REMIC
5.34%, 12/15/43	1,850	2,047
5.42%, 01/15/45 (i)	528	565
5.94%, 06/15/49 (i)	430	479
Wells Fargo Home Equity Trust REMIC, 0.33%, 01/25/37 (i)	490	441
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, 1.67%, 03/15/48 (r)	995	93
REMIC, Interest Only, 1.66%, 03/15/45 (i) (r)	2,289	197
REMIC, Interest Only, 2.42%, 11/15/45 (i) (r)	788	101
REMIC, Interest Only, 1.07%, 06/15/46 (i)	6,069	371

Total Non-U.S. Government Agency Asset-Backed Securities (cost $68,843)		68,810

CORPORATE BONDS AND NOTES - 26.7%
CONSUMER DISCRETIONARY - 2.9%
DIRECTV Holdings LLC, 6.00%, 08/15/40	1,110	1,053
Glencore Funding LLC, 1.70%, 05/27/16 (r)	3,960	3,903
International Game Technology, 5.35%, 10/15/23	2,575	2,632
Time Warner Cable Inc.
4.13%, 02/15/21	400	378
5.50%, 09/01/41	580	475
4.50%, 09/15/42 (e)	1,995	1,458
Time Warner Inc., 6.10%, 07/15/40	1,125	1,207
Viacom Inc., 5.85%, 09/01/43 (e)	1,120	1,140
Wyndham Worldwide Corp., 2.50%, 03/01/18	190	188
		12,434

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ENERGY - 3.9%
Anadarko Petroleum Corp., 5.95%, 09/15/16	1,840	2,067
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	770	762
Empresa Nacional del Petroleo, 5.25%, 08/10/20	300	307
Energy Transfer Partners LP, 6.50%, 02/01/42 (e)	1,575	1,662
Gaz Capital for Gazprom, 8.63%, 04/28/34	300	358
KazMunaiGaz Finance Sub BV
11.75%, 01/23/15	100	112
9.13%, 07/02/18	350	429
KazMunayGas National Co. JSC
7.00%, 05/05/20	500	564
6.38%, 04/09/21	200	219
5.75%, 04/30/43	200	175
Kinder Morgan Energy Partners LP, 6.50%, 09/01/39	1,005	1,091
Marathon Petroleum Corp., 5.13%, 03/01/21	2,190	2,365
Pacific Rubiales Energy Corp., 7.25%, 12/12/21	400	420
Pertamina Persero PT, 5.63%, 05/20/43	650	507
Petrobras Global Finance BV
3.00%, 01/15/19	1,330	1,251
4.38%, 05/20/23 (e)	1,370	1,254
Petroleos de Venezuela SA
5.25%, 04/12/17	143	114
9.00%, 11/17/21	400	326
5.50%, 04/12/37	330	183
Petroleos Mexicanos
5.50%, 01/21/21	700	749
6.50%, 06/02/41	600	622
Petronas Capital Ltd., 5.25%, 08/12/19	300	332
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22	900	881
		16,750
FINANCIALS - 13.1%
Alexandria Real Estate Equities Inc., 3.90%, 06/15/23	1,495	1,405
Allstate Corp., 5.75%, 08/15/53 (i)	2,250	2,194
American Tower Corp., 3.40%, 02/15/19	635	628
Amtrust Financial Services Inc., 6.13%, 08/15/23 (r)	550	550
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (i) (m)	3,155	2,761
1.50%, 10/09/15	2,540	2,554
2.00%, 01/11/18	1,140	1,121
Bank of China Hong Kong Ltd., 5.55%, 02/11/20	100	108
Caixa Economica Federal, 3.50%, 11/07/22	750	619
Citigroup Inc.
2.65%, 03/02/15	1,450	1,483
6.13%, 11/21/17	170	196
Commerzbank AG, 8.13%, 09/19/23 (e) (r)	1,685	1,719
Corporate Office Properties LP, 3.60%, 05/15/23	2,365	2,145
Credit Suisse AG, 6.50%, 08/08/23 (e) (r)	585	592
Entertainment Properties Trust, 5.75%, 08/15/22	2,370	2,392
Ford Motor Credit Co. LLC
3.00%, 06/12/17	1,460	1,501
4.25%, 09/20/22	1,840	1,838
General Electric Capital Corp.
5.25% (callable at 100 beginning 06/15/23) (i) (m)	1,255	1,163
6.25% (callable at 100 beginning 12/15/22) (i) (m)	3,110	3,141
Goldman Sachs Group Inc.
3.30%, 05/03/15	525	543
2.38%, 01/22/18	420	417
2.90%, 07/19/18	2,650	2,672
5.75%, 01/24/22	760	843
3.63%, 01/22/23 (e)	1,095	1,048
ING Bank NV, 5.80%, 09/25/23 (r)	1,585	1,601
ING US Inc., 5.65%, 05/15/53 (e) (i)	2,725	2,491
Jefferies Group LLC, 5.13%, 01/20/23 (e)	2,495	2,516
JPMorgan Chase & Co.
6.00% (callable at 100 beginning 08/01/23) (i) (m)	3,895	3,652
1.63%, 05/15/18 (e)	695	673
Morgan Stanley
5.63%, 09/23/19	3,385	3,778
4.88%, 11/01/22	1,090	1,091
Nomura Holdings Inc., 2.00%, 09/13/16	410	411
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	200	240
Prudential Financial Inc.
5.88%, 09/15/42 (i)	3,525	3,454
5.20%, 03/15/44 (e) (i)	285	258
Union Bank NA, 1.50%, 09/26/16	2,155	2,166
Wilton Re Finance LLC, 5.88%, 03/30/33 (i) (r)	530	531
		56,495
HEALTH CARE - 0.6%
Express Scripts Holding Co., 2.65%, 02/15/17	425	438
Ventas Realty LP, 1.55%, 09/26/16 (e)	2,200	2,204
		2,642
INDUSTRIALS - 0.7%
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	202
L-3 Communications Corp., 3.95%, 11/15/16 (e)	1,700	1,814
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (r)	200	205
Russian Railways via RZD Capital Plc, 5.74%, 04/03/17	700	747
		2,968
INFORMATION TECHNOLOGY - 0.3%
Hewlett-Packard Co., 4.65%, 12/09/21	1,545	1,518

MATERIALS - 1.6%
ArcelorMittal, 6.13%, 06/01/18 (e)	1,485	1,574
Barrick Gold Corp.
2.50%, 05/01/18	1,250	1,192
4.10%, 05/01/23 (e)	990	872
Cemex SAB de CV, 7.25%, 01/15/21 (r)	350	351
CF Industries Inc, 3.45%, 06/01/23	400	371
Corp Nacional del Cobre de Chile, 5.63%, 09/21/35	120	121
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (r)	45	42
Rio Tinto Finance USA Plc, 2.25%, 12/14/18	2,500	2,465
		6,988
TELECOMMUNICATION SERVICES - 2.8%
Qwest Corp., 6.75%, 12/01/21	3,530	3,792
Verizon Communications Inc.
3.65%, 09/14/18	1,645	1,734
5.15%, 09/15/23	3,590	3,849
6.55%, 09/15/43	2,480	2,800
		12,175

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
UTILITIES - 0.8%
Exelon Generation Co. LLC, 4.00%, 10/01/20	2,990	2,991
Hrvatska Elektroprivreda, 6.00%, 11/09/17	200	205
Majapahit Holding BV
7.25%, 06/28/17	200	220
7.88%, 06/29/37	100	104
		3,520
Total Corporate Bonds and Notes (cost $116,881)		115,490

GOVERNMENT AND AGENCY OBLIGATIONS - 52.9%
GOVERNMENT SECURITIES - 23.1%
Federal Home Loan Bank - 0.0% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	145	171
Sovereign - 7.1%
Australia Government Bond
5.25%, 03/15/19, AUD	2,165	2,219
5.50%, 04/21/23, AUD	945	999
Bahrain Government International Bond, 6.13%, 08/01/23 (r)	200	200
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20	100	103
Bermuda Government International Bond, 4.85%, 02/06/24 (r)	200	199
Bolivia Government International Bond, 5.95%, 08/22/23 (r)	400	378
Brazil Government International Bond
8.25%, 01/20/34	350	456
7.13%, 01/20/37	600	705
Canada Government Bond, 1.50%, 03/01/17, CAD	1,700	1,650
Chile Government International Bond, 3.25%, 09/14/21	220	218
Colombia Government International Bond
4.00%, 02/26/24	200	196
8.13%, 05/21/24	220	284
7.38%, 09/18/37	300	375
Croatia Government International Bond, 6.75%, 11/05/19	400	426
Eskom Holdings SOC Ltd., 6.75%, 08/06/23 (r)	600	617
Hungary Government International Bond
6.25%, 01/29/20	1,000	1,067
6.38%, 03/29/21	280	298
7.63%, 03/29/41	160	171
Indonesia Government International Bond
11.63%, 03/04/19	350	465
5.88%, 03/13/20	650	683
4.88%, 05/05/21	200	198
7.75%, 01/17/38	200	227
Italy Buoni Poliennali Del Tesoro, 4.00%, 02/01/37, EUR	1,460	1,747
Ivory Coast Government International Bond, 5.75%, 12/31/32	800	704
Lithuania Government International Bond
5.13%, 09/14/17	300	328
6.13%, 03/09/21	200	228
Mexico Government International Bond
5.13%, 01/15/20	300	334
4.00%, 10/02/23	1,795	1,784
8.30%, 08/15/31	300	409
6.75%, 09/27/34	300	356
Morocco Government International Bond
4.25%, 12/11/22	450	410
5.50%, 12/11/42	200	167
New Zealand Government Bond
6.00%, 12/15/17, NZD	2,885	2,589
5.50%, 04/15/23, NZD	675	600
Nigeria Government International Bond, 5.13%, 07/12/18	200	203
Panama Government International Bond, 6.70%, 01/26/36	250	286
Peru Government International Bond
8.38%, 05/03/16	80	92
7.35%, 07/21/25	300	383
6.55%, 03/14/37	250	296
Philippine Government International Bond
4.00%, 01/15/21	100	104
9.50%, 02/02/30	70	104
6.38%, 10/23/34	200	236
Poland Government International Bond, 5.13%, 04/21/21	220	239
Republic of Iraq, 5.80%, 01/15/28	1,000	852
Republic of Latvia, 2.75%, 01/12/20	450	427
Republic of Serbia
7.25%, 09/28/21	400	415
6.75%, 11/01/24 (k)	39	38
Republic of Turkey
7.50%, 07/14/17	800	905
6.88%, 03/17/36	400	425
Romania Government International Bond, 6.75%, 02/07/22	440	502
Russia Foreign Bond, 12.75%, 06/24/28	100	172
Russia Government International Bond, 7.50%, 03/31/30	492	579
South Africa Government International Bond
5.50%, 03/09/20	100	107
5.88%, 05/30/22 - 09/16/25	300	318
4.67%, 01/17/24	510	495
Turkey Government International Bond
7.38%, 02/05/25	109	123
11.88%, 01/15/30	100	158
Uruguay Government International Bond
4.50%, 08/14/24	210	213
7.63%, 03/21/36	200	252
Venezuela Government International Bond
7.75%, 10/13/19	500	416
9.25%, 09/15/27	70	57
11.95%, 08/05/31	100	92
Vietnam Government International Bond, 6.75%, 01/29/20	250	266
		30,545
Treasury Inflation Index Securities - 9.2%
Canada Government Inflation Indexed Bond, 4.25%, 12/01/21 (n), CAD	1,304	1,636
New Zealand Government Inflation Indexed Bond, 2.00%, 09/20/25 (s), NZD	2,935	2,302
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/15 (n)	10,871	11,107
0.13%, 04/15/17 (n)	10,639	10,973
2.38%, 01/15/25 (n)	2,132	2,543
2.00%, 01/15/26 (n)	6,926	7,989
3.88%, 04/15/29 (n)	2,174	3,117
		39,667
U.S. Treasury Securities - 6.8%
U.S. Treasury Bond
6.25%, 08/15/23	510	675
5.50%, 08/15/28	2,450	3,136
4.50%, 02/15/36 (g)	745	861
U.S. Treasury Note
1.00%, 10/31/16	12,520	12,640
0.63%, 11/30/17	10,315	10,108
3.63%, 08/15/19	1,660	1,843
		29,263

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.8%
Federal Home Loan Mortgage Corp. - 9.6%
Federal Home Loan Mortgage Corp.
4.50%, 04/01/41 - 08/01/43	750	799
3.50%, 12/01/42 - 08/01/43	1,565	1,590
3.50%, 10/15/43, TBA (g)	17,265	17,532
4.00%, 10/15/43, TBA (g)	17,125	17,896
4.50%, 10/15/43, TBA (g)	3,490	3,715
		41,532
Federal National Mortgage Association - 20.2%
Federal National Mortgage Association
3.50%, 10/15/43, TBA (g)	32,065	32,666
4.00%, 10/15/43, TBA (g)	25,945	27,206
4.50%, 10/15/43, TBA (g)	23,340	24,930
5.00%, 10/15/43, TBA (g)	2,335	2,532
		87,334
Total Government and Agency Obligations (cost $227,240)		228,512

INVESTMENT COMPANIES - 4.8%
iShares iBoxx High Yield Corporate Bond Fund	111	10,140
SPDR Barclays High Yield Bond ETF (e)	269	10,699

Total Investment Companies (cost $21,079)		20,839

VARIABLE RATE SENIOR LOAN INTERESTS - 20.2% (i)
CONSUMER DISCRETIONARY - 4.6%
99 Cents Only Stores Term Loan B-1, 5.25%, 01/11/19	$90	90
Acosta Inc. Term Loan D, 5.00%, 10/23/19	105	105
Advantage Sales and Marketing Inc. 1st Lien New Term Loan, 4.25%, 07/03/19	250	250
Allison Transmission Inc. Term Loan, 3.75%, 08/17/16	2,000	1,998
AOT Bedding Super Holdings LLC Term Loan, 5.00%, 09/06/16	249	250
Bombardier Recreational Products Inc. Term Loan B, 5.00%, 03/28/18	100	100
Boyd Gaming Corp. Term Loan B, 4.00%, 11/15/17	80	80
Cannery Casino Resorts LLC 1st Lien Term Loan, 6.00%, 12/15/32	100	99
Cannery Casino Resorts LLC Term Loan, 8.75%, 08/25/16	50	46
Centuar Acquisition LLC 1st Lien Term Loan, 5.25%, 03/21/23	4	4
Centuar Acquisition LLC Term Loan, 8.75%, 02/15/20	135	136
Cequel Communications LLC Term Loan, 3.50%, 02/15/19	108	108
Charter Communications Operating LLC Term Loan E, 2.25%, 03/08/20	1,000	988
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	997	986
Chrysler Group LLC Term Loan B, 4.25%, 05/24/17	111	111
Clear Channel Communications Inc. Term Loan, 6.95%, 01/30/19	215	199
Cumulus Media Inc. 1st Lien Term Loan B, 4.50%, 09/16/18	134	135
David’s Bridal Inc. Initial Term Loan, 5.00%, 12/15/16	75	75
EMI Music Publishing Ltd. Term Loan B, 4.25%, 06/29/18	120	119
Formula One Holdings Term Loan B-2, 4.50%, 07/24/14	100	100
Four Seasons Hotels Limited 1st Lien Term Loan, 3.25%, 06/27/20	60	61
Four Seasons Hotels Limited 2nd Lien Term Loan, 5.25%, 12/27/20	25	26
Goodyear Engineered Products 1st Lien Term Loan, 5.25%, 09/15/17	151	150
Goodyear Tire & Rubber Co. 2nd Lien Term Loan, 4.75%, 04/30/19	82	82
Hilton Worldwide Inc. Term Loan B, 3.00%, 09/20/17	2,000	1,996
Kasima LLC Term Loan, 3.25%, 05/17/21	113	112
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	1,999	1,997
Neiman Marcus Group Inc. Term Loan, 4.00%, 05/16/18	79	79
Nine Entertainment Corp. Term Loan, 3.50%, 12/03/19	75	74
Penn National Gaming Inc. Term Loan B, 3.75%, 07/14/18	2,000	1,999
PETCO Animal Supplies Inc. New Term Loan, 4.00%, 11/25/17	149	149
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 06/30/17	91	91
Scientific Games Corp. Term Loan, 3.25%, 05/24/20	2,014	1,996
ServiceMaster Co. Term Loan C, 4.25%, 05/19/14	102	99
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 06/30/16	95	95
Sophia LP Term Loan, 4.50%, 07/19/18	89	90
Springer Science+Business Media SA Term Loan, 5.00%, 06/30/17	134	133
Station GVR Acquisition LLC Term Loan B, 5.00%, 03/02/20	1,991	2,009
TI Group Automotive Systems LLC Term Loan B, 5.50%, 03/31/19	192	193
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	80	77
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	191	188
Univision Communications Inc. New 1st Lien Term Loan, 4.50%, 03/01/20	1,802	1,792
Weather Co. Term Loan, 7.00%, 12/26/20	90	92
Weight Watchers International Inc. Initial Term Loan B-2, 3.75%, 04/05/20	196	191
		19,750
CONSUMER STAPLES - 2.4%
ARAMARK Corp. Term Loan D, 4.00%, 08/22/19	1,993	1,994
HJ Heinz Co. Term Loan B-2, 3.50%, 03/27/20	1,995	1,999
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/15/20	630	624
Pinnacle Foods Finance LLC Term Loan H, 2.50%, 05/07/17	1,375	1,359
Reynolds Group Holdings Inc. US Term Loan, 4.75%, 09/30/18	1,999	2,000
Rite Aid Corp. Term Loan, 4.00%, 02/21/20	190	189
Spectrum Brands Inc. Initial Term Loan, 4.50%, 11/01/19	109	110
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	2,019	2,005
		10,280
ENERGY - 0.2%
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/31/20	247	235

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18	119	115
Equipower Resources Term Loan, 3.25%, 12/31/19	1	1
EXCO Resources Inc. Term Loan, 3.94%, 07/26/16	155	154
NFR Energy 2nd Lien Term Loan, 8.75%, 12/31/18	93	93
Samson Investment Co. 2nd Lien Term Loan, 6.00%, 09/30/18	156	156
		754
FINANCIALS - 1.1%
American Capital Ltd. Term Loan, 4.00%, 11/24/17	180	180
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/01/20	71	73
Capital Automotive LP Term Loan B, 4.00%, 04/05/19	75	75
Citco III Ltd. Term Loan, 4.25%, 06/29/18	136	136
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	91	90
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 06/19/17	75	75
Mondrian Investment Partners Ltd. Term Loan B, 4.00%, 03/07/20	104	105
Nuveen Investments Inc. 1st Lien Term Loan B, 4.19%, 05/13/17	1,965	1,940
Nuveen Investments Inc. 2nd Lien Term Loan, 6.50%, 12/17/27	35	35
Ocwen Capital Trust New Term Loan, 5.00%, 02/15/18	165	166
Realogy Corp. Term Loan B, 4.50%, 03/01/20	1,803	1,812
Walter Investment Management Corp. Term Loan, 5.78%, 02/06/14	60	58
Walter Investment Management Corp. Term Loan B, 5.75%, 12/01/17	106	107
		4,852
HEALTH CARE - 2.5%
Biomet Inc. Incremental Term Loan, 3.75%, 07/18/17	1,900	1,906
Biomet Inc. Term Loan, 3.95%, 07/25/17	102	102
Community Health Systems Inc. Extended Term Loan, 3.77%, 01/25/17	1,995	1,992
DJ Orthopedics LLC Term Loan, 4.75%, 09/15/17	120	120
Grifols Inc. New U.S. Term Loan B, 4.25%, 06/01/17	1,993	2,001
HCA Inc. Term Loan B-4, 2.95%, 07/19/21	2,000	1,995
IASIS Healthcare LLC Term Loan B, 4.50%, 05/03/18	149	149
Immucor Inc. Term Loan, 5.00%, 08/19/18	116	117
Multiplan Inc. Term Loan B-1, 4.00%, 12/31/17	34	34
Par Pharmaceutical Companies Inc. Term Loan B-1, 4.25%, 10/21/16	115	114
Sheridan Holdings Inc. Incremental Term Loan, 4.50%, 05/15/27	250	250
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 02/11/17	997	998
3.75%, 01/01/22	84	84
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 06/20/20	903	907
		10,769
INDUSTRIALS - 3.2%
ADS Waste Holdings Inc. Term Loan B, 4.25%, 12/22/16	250	250
American Airlines Inc. Term Loan B, 4.75%, 01/26/16	1,995	1,978
Avis Budget Car Rental LLC Term Loan B, 3.00%, 03/15/19	102	102
AWAS Aviation Capital Ltd. Term Loan, 3.50%, 07/16/18	98	98
Berry Plastics Corp. Term Loan D, 3.50%, 01/29/20	1,995	1,971
BOC Edwards Term Loan, 4.75%, 03/26/20	104	104
Brock Holdings III Inc. 1st Lien Term Loan, 6.00%, 03/16/17	84	84
Ceridian Corp. Extended Term Loan, 4.43%, 05/17/16	1,987	1,986
Delta Air Lines Inc. Term Loan, 4.25%, 04/20/17	1,969	1,974
DuPont Performance Coatings Inc. Term Loan, 4.75%, 02/15/17	1,995	2,001
Emerald Expositions Holdings Inc. Term Loan, 5.50%, 06/12/20	85	85
Gardner Denver Inc. Dollar Term Loan, 4.25%, 06/30/17	105	104
Generac Power Systems Inc. Term Loan, 6.25%, 05/30/18	78	78
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	171	170
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	192	191
Minimax Viking Term Loan, 4.50%, 06/30/17	80	80
Monitronics International Inc. Term Loan, 4.25%, 09/30/20	250	249
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/07/17	45	44
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 4.25%, 06/15/18	81	81
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	2,000	1,990
United Air Lines Inc. Term Loan, 4.00%, 03/31/19	209	210
		13,830
INFORMATION TECHNOLOGY - 3.0%
Activision Blizzard Inc. Term Loan B, 2.50%, 08/31/17	2,000	1,997
BMC Software Finance Inc. Term Loan, 5.00%, 07/29/17	2,000	1,999
BMC Software Inc. Term Loan, 5.00%, 07/31/17	75	75
First Data Corp. New Dollar Term Loan, 4.19%, 03/24/17	777	769
First Data Corp. New Term Loan B, 4.19%, 09/30/18	1,144	1,132
First Data Corp. Term Loan, 4.21%, 09/30/20	100	99
Freescale Semiconductor Inc. Extended Term Loan B, 5.00%, 02/13/20	151	151
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 10/23/17	1,850	1,850
Go Daddy Group Inc. Term Loan, 4.25%, 12/17/18	207	207
Kronos Inc. Extended Term Loan, 4.50%, 01/25/17	250	249
MoneyGram International Inc. Term Loan, 4.25%, 03/15/20	203	203
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/15/20	2,000	2,003

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Syniverse Holdings Inc. Term Loan B, 4.00%, 07/11/14	116	116
Verint Systems Inc. New Term Loan, 4.00%, 08/15/19	110	110
West Corp. Term Loan B-8, 3.75%, 06/30/18	1,994	1,992
		12,952
MATERIALS - 0.8%
Berlin Packaging LLC 1st Lien Term Loan, 4.75%, 03/31/19	150	150
Berlin Packaging LLC Term Loan, 8.75%, 03/24/17	58	58
Fairmount Minerals Ltd. Term Loan B-2, 5.00%, 09/01/16	66	66
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17	1,995	2,000
INEOS US Finance LLC Term Loan B, 4.00%, 11/07/22	646	639
MacDermid Inc. Term Loan B, 7.75%, 10/19/17	50	51
MRC Global Inc. Term Loan B, 6.00%, 11/08/19	149	150
Oxea Finance & Cy SCA Term Loan B, 4.75%, 11/30/19	78	77
Pact Group Term Loan B, 3.75%, 05/09/20	106	104
PQ Corp. Extended Term Loan, 4.50%, 02/09/18	167	167
		3,462
TELECOMMUNICATION SERVICES - 1.9%
Cricket Communications Inc. Term Loan, 4.75%, 02/22/20	211	211
Integra Telecom Holdings Inc. Term Loan, 5.25%, 10/06/15	100	100
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18	2,009	2,011
Level 3 Communications Inc. Term Loan B-3, 4.00%, 03/11/16	1,160	1,158
Level 3 Financing Inc. Term Loan B-2, 4.75%, 08/01/19	842	840
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 05/12/17	2,000	1,987
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20	1,939	1,929
		8,236
UTILITIES - 0.5%
Dynegy Holdings Inc. Term Loan B-2, 4.00%, 04/26/17	100	100
Essential Power Term Loan B-1, 4.25%, 08/08/19	90	90
Calpine Corp. Term Loan, 4.00%, 04/01/18	1,093	1,093
Calpine Corp. Term Loan B-3, 4.50%, 04/01/18	93	93
Calpine Corp. Term Loan B-1, 3.00%, 05/01/20	143	140
Calpine Corp. Term Loan B-2, 4.50%, 03/14/21	798	798
		2,314

Total Variable Rate Senior Loan Interests (cost $87,834)		87,199

SHORT TERM INVESTMENTS - 24.9%
Investment Companies - 22.6%
JNL Money Market Fund, 0.01% (a) (h)	97,558	97,558

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	9,880	9,880

Total Short Term Investments (cost $107,438)		107,438

Total Investments - 145.4% (cost $629,315)		628,288
Other Assets and Liabilities, Net - (45.4%)		(196,110)
Total Net Assets - 100.0%		$432,178

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 15.2%
Brunello Cucinelli SpA	31	$1,012
Grupo Televisa SAB - GDR	261	7,287
Inditex SA	105	16,242
Lottomatica SpA	137	3,913
LVMH Moet Hennessy Louis Vuitton SA	95	18,650
McDonald’s Corp.	127	12,177
McGraw-Hill Cos. Inc.	250	16,386
PPR SA	74	16,648
Tiffany & Co.	143	10,953
Tod’s SpA	50	9,354
Walt Disney Co.	268	17,291
Zee Entertainment Enterprises Ltd.	1,253	4,580
		134,493
CONSUMER STAPLES - 6.3%
Cia de Bebidas das Americas - ADR	179	6,866
Colgate-Palmolive Co.	262	15,539
Fomento Economico Mexicano SAB de CV - ADR	103	9,999
Nestle SA	137	9,582
Unilever Plc	346	13,459
		55,445
ENERGY - 3.4%
Repsol SA	303	7,514
Technip SA	139	16,361
Transocean Ltd.	3	128
Transocean Ltd.	138	6,163
		30,166
FINANCIALS - 16.5%
Allianz SE	91	14,314
Banco Bilbao Vizcaya Argentaria SA (e)	922	10,307
BM&F Bovespa SA	1,273	7,143
Citigroup Inc.	209	10,145
Credit Suisse Group AG	279	8,531
Dai-Ichi Life Insurance Co. Ltd.	653	9,347
Deutsche Bank AG	296	13,591
DLF Ltd.	2,505	5,117
Fidelity National Financial Inc. - Class A	211	5,608
Goldman Sachs Group Inc.	58	9,110
ICICI Bank Ltd. - ADR	304	9,251
Itau Unibanco Holding SA - ADR	551	7,785
Societe Generale - Class A	123	6,113
Sumitomo Mitsui Financial Group Inc.	191	9,269
UBS AG	951	19,493
		145,124
HEALTH CARE - 13.0%
Aetna Inc.	217	13,923
Allergan Inc.	63	5,696
Bayer AG	114	13,480

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Biogen Idec Inc. (c)	18	4,384
Gilead Sciences Inc. (c)	159	9,978
Medivation Inc. (c)	42	2,497
Roche Holding AG	39	10,442
Shire Plc	153	6,121
St. Jude Medical Inc.	90	4,838
Theravance Inc. (c) (e)	181	7,403
ThromboGenics NV (c)	4	112
Vertex Pharmaceuticals Inc. (c)	110	8,323
WellPoint Inc.	220	18,388
Zimmer Holdings Inc.	108	8,830
		114,415
INDUSTRIALS - 13.1%
3M Co.	112	13,403
Assa Abloy AB - Class B	317	14,582
Embraer SA - ADR (e)	252	8,171
Emerson Electric Co.	134	8,672
European Aeronautic Defence & Space Co. NV	393	25,063
Fanuc Ltd.	36	5,900
FLSmidth & Co. A/S	75	4,065
Nidec Corp. (e)	92	7,734
OSRAM Licht AG (c)	10	487
Prysmian SpA	215	5,273
Siemens AG	106	12,755
United Parcel Service Inc. - Class B	103	9,418
		115,523
INFORMATION TECHNOLOGY - 25.0%
Adobe Systems Inc. (c)	278	14,436
Altera Corp.	422	15,667
eBay Inc. (c)	340	18,954
Facebook Inc. - Class A (c)	204	10,252
Fusion-io Inc. (c) (e)	338	4,522
Google Inc. - Class A (c)	23	20,356
Infosys Ltd.	89	4,283
Intuit Inc.	196	12,994
Juniper Networks Inc. (c)	339	6,738
Keyence Corp.	33	12,744
Kyocera Corp.	134	7,157
Maxim Integrated Products Inc.	433	12,901
Microsoft Corp.	350	11,670
Murata Manufacturing Co. Ltd. (e)	168	12,885
Red Hat Inc. (c)	16	744
SAP AG	241	17,848
Taiwan Semiconductor Manufacturing Co. Ltd.	2,330	7,933
Telefonaktiebolaget LM Ericsson - Class B	2,112	28,131
		220,215
MATERIALS - 1.0%
Linde AG	45	8,882

TELECOMMUNICATION SERVICES - 1.6%
KDDI Corp. (e)	283	14,536

UTILITIES - 0.6%
Fortum Oyj (e)	226	5,105

Total Common Stocks (cost $667,620)		843,904

PREFERRED STOCKS - 2.1%
CONSUMER DISCRETIONARY - 2.1%
Bayerische Motoren Werke AG	231	18,885

Total Preferred Stocks (cost $12,433)		18,885

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c)	922	126

Total Rights (cost $123)		126

SHORT TERM INVESTMENTS - 9.0%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	18,072	18,072

Securities Lending Collateral - 6.9%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	60,744	60,744

Total Short Term Investments (cost $78,816)		78,816

Total Investments - 106.8% (cost $758,992)		941,731
Other Assets and Liabilities, Net - (6.8%)		(59,630)
Total Net Assets - 100.0%		$882,101

JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.7%
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/58 (i) (r)	$939	$951
American Money Management Corp. CLO VI Ltd., 0.49%, 05/03/18 (i) (r)	10	10
Aquilae CLO Plc, 0.57%, 01/17/23, EUR	1,760	2,336
Ares VIR CLO Ltd., 0.48%, 03/12/18 (i) (r)	639	633
Arran Residential Mortgages Funding Plc, 1.68%, 11/19/47 (i) (r), EUR	17,455	23,914
Banc of America Commercial Mortgage Trust REMIC
5.89%, 07/10/44 (i)	2,000	2,195
0.35%, 06/10/49 (i) (r)	34	34
5.86%, 06/10/49 (i)	2,900	3,229
5.86%, 06/10/49 (i)	34	34
5.93%, 02/10/51 (i)	2,900	3,243
Banc of America Large Loan Trust REMIC, 2.48%, 11/15/15 (i) (r)	13,783	13,792
Banc of America Mortgage Trust REMIC, 2.80%, 06/25/35 (i)	242	224
Banc of America Re-REMIC Trust REMIC
5.69%, 06/24/50 (i) (r)	1,100	1,206
5.66%, 02/17/51 (f) (i) (r)	600	655
BCAP LLC REMIC
5.24%, 03/26/37 (i) (r)	1,509	1,382
5.25%, 08/26/37 (r)	4,490	4,547
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.69%, 05/25/33 (i)	52	51
2.97%, 02/25/34 (i)	446	433
3.17%, 11/25/34 (i)	404	411
2.98%, 01/25/35 (i)	258	249
2.79%, 03/25/35 (i)	52	52
2.80%, 03/25/35 (i)	509	480
2.21%, 08/25/35 (i)	61	61
Bear Stearns Alt-A Trust REMIC
2.43%, 01/25/36 (i)	681	467
2.61%, 08/25/36 (i)	293	191
Bear Stearns Asset Backed Securities Trust REMIC, 1.18%, 10/25/37 (i)	821	706
Bear Stearns Structured Products Inc. Trust REMIC, 2.76%, 12/26/46 (i)	820	487
Chase Mortgage Finance Corp. REMIC, 2.72%, 02/25/37 (i)	114	112
Citibank Omni Master Trust, 2.93%, 08/15/18 (i) (r)	4,400	4,492
Citigroup Mortgage Loan Trust Inc. REMIC
2.62%, 08/25/35 (i)	548	303
2.27%, 09/25/35 (i)	75	74

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.29%, 09/25/35 (i)	102	100
0.26%, 01/25/37 (i)	122	60
2.89%, 09/25/37 (i)	1,800	1,450
0.24%, 07/25/45 (i)	345	259
College Loan Corp. Trust, 0.52%, 01/25/24 (i)	800	730
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,575	5,760
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	24	24
Countrywide Asset-Backed Certificates REMIC
0.43%, 04/25/36 (i)	117	114
0.36%, 07/25/36 (i)	2,369	2,300
0.36%, 09/25/36 (i)	355	340
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.82%, 08/25/34 (i)	381	331
4.82%, 11/20/34 (i)	315	289
2.55%, 04/20/35 (i)	374	379
Credit Suisse Mortgage Capital Certificates REMIC
5.87%, 06/15/39 (i)	3,389	3,729
5.47%, 09/18/39 (r)	1,310	1,437
5.38%, 02/15/40 (r)	964	1,040
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	969	565
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.30%, 07/25/37 (i) (r)	193	112
CS First Boston Mortgage Securities Corp. REMIC, 2.46%, 04/25/34 (i)	401	402
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,284
First NLC Trust REMIC, 0.25%, 08/25/37 (i) (r)	393	191
Gallatin CLO Ltd., 0.51%, 08/15/17 (i) (r)	35	35
Granite Mortgages Plc, 0.90%, 09/20/44 (i), GBP	550	879
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	4,427
GS Mortgage Securities Trust REMIC, 4.59%, 08/10/43 (r)	4,300	4,687
GSR Mortgage Loan Trust REMIC, 3.01%, 01/25/35 (i)	384	377
Harborview Mortgage Loan Trust REMIC, 2.56%, 04/19/34 (i)	497	492
Harvest CLO SA, 0.83%, 03/29/17, EUR	—	—
Hillmark Funding, 0.51%, 05/21/21 (i) (r)	9,000	8,691
Holmes Master Issuer Plc, 1.57%, 10/15/54 (i) (r), EUR	6,763	9,197
HSBC Home Equity Loan Trust REMIC, 0.33%, 03/20/36 (i)	1,121	1,097
Indymac Index Mortgage Loan Trust REMIC
2.57%, 03/25/35 (i)	789	772
2.79%, 11/25/35 (i)	949	819
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
4.65%, 01/12/37	344	345
5.79%, 02/12/51 (i)	4,000	4,517
JPMorgan Mortgage Trust REMIC
2.82%, 07/25/35 (i)	310	307
2.69%, 08/25/35 (i)	579	538
2.76%, 08/25/35 (i)	398	392
5.15%, 09/25/35 (i)	122	120
2.35%, 07/27/37 (i) (r)	955	874
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	6,867
Lehman Brothers Mortgage Loan Trust REMIC, 0.27%, 06/25/37 (i) (r)	378	211
Magi Funding Plc, 0.58%, 04/11/21 (r), EUR	1,102	1,470
MASTR Adjustable Rate Mortgages Trust REMIC, 2.29%, 12/25/33 (i)	831	809
Merrill Lynch Mortgage Investors Trust REMIC
2.31%, 02/25/33 (i)	210	197
2.51%, 02/25/34 (i)	378	377
2.38%, 10/25/35 (i)	546	545
Morgan Stanley Capital I Trust REMIC
0.24%, 05/25/37 (i)	133	70
6.11%, 06/11/49 (i)	3,200	3,585
Nautique Funding Ltd., 0.52%, 04/15/20 (i) (r)	429	420
Navigare Funding I CLO Ltd., 0.52%, 05/20/19 (i) (r)	64	64
NCUA Guaranteed Notes Trust REMIC
0.63%, 10/07/20 (i)	2,595	2,610
0.74%, 12/08/20 (i)	3,801	3,839
Nelnet Student Loan Trust, 0.97%, 07/25/18 (i)	243	243
NYLIM Flatiron CLO Ltd., 0.49%, 08/08/20 (i) (r)	500	492
Penta CLO SA, 0.52%, 06/04/24 (i), EUR	2,614	3,384
Permanent Master Issuer Plc, 1.52%, 07/15/42 (i) (r), EUR	900	1,221
Provident Funding Mortgage Loan Trust REMIC, 2.50%, 08/25/33 (i)	243	243
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,479
6.21%, 12/16/49 (i) (r)	1,700	1,893
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	94	98
SLM Student Loan Trust
0.72%, 01/25/17 (i)	1,234	1,235
0.38%, 04/25/17 (i)	5	5
1.83%, 12/15/17 (i) (r)	188	188
1.77%, 04/25/23 (i)	5,570	5,725
2.35%, 04/15/39 (i) (q)	811	813
REMIC, 0.31%, 04/25/19 (i)	6,300	6,213
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.48%, 02/25/34 (i)	755	755
5.50%, 12/25/34 (i)	362	348
Structured Asset Mortgage Investments Inc. REMIC, 0.84%, 10/19/34 (i)	38	37
Structured Asset Securities Corp. REMIC, 0.32%, 05/25/47 (i)	1,900	1,734
Swan Trust, 3.87%, 04/25/41 (i), AUD	361	333
Symphony CLO III Ltd., 0.50%, 05/15/19 (i) (r)	2,192	2,170
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	113
Vornado DP LLC Trust, 4.00%, 09/13/28 (r)	4,600	4,863
Wachovia Bank Commercial Mortgage Trust REMIC
0.26%, 06/15/20 (i) (r)	518	511
5.09%, 08/15/41 (i)	982	1,000
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.74%, 12/25/35 (i)	328	299
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.21%, 03/25/33 (i)	125	125
2.45%, 06/25/33 (i)	397	393
2.46%, 09/25/33 (i)	424	426
5.26%, 08/25/35 (i)	194	187
1.15%, 08/25/46 (i)	4,988	4,211
0.92%, 05/25/47 (i)	602	506
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	406	411
2.71%, 04/25/36 (i)	1,390	1,327

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Wood Street CLO BV, 0.59%, 03/29/21 (i) (r), EUR	336	444

Total Non-U.S. Government Agency Asset-Backed Securities (cost $206,476)		209,905

CORPORATE BONDS AND NOTES - 5.2%
CONSUMER DISCRETIONARY - 0.1%
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,030

ENERGY - 0.6%
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	5,000	5,387
Petrobras International Finance Co., 3.88%, 01/27/16	6,400	6,604
		11,991
FINANCIALS - 4.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	324	334
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	4,704	4,705
Ally Financial Inc.
3.46%, 02/11/14 (i)	11,800	11,859
3.65%, 06/20/14 (i)	700	707
ANZ National International Ltd., 0.70%, 08/19/14 (i) (r)	2,000	2,006
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	4,046
Banco Santander Brazil SA, 2.35%, 03/18/14 (i) (r)	4,900	4,894
BPCE SA, 2.38%, 10/04/13 (r)	2,700	2,700
Commonwealth Bank of Australia
0.75%, 06/25/14 (i) (r)	3,800	3,814
0.53%, 09/17/14 (e) (i) (r)	3,800	3,809
Duesseldorfer Hypothekenbank AG, 1.88%, 12/13/13, EUR	12,200	16,558
Eksportfinans ASA, 2.38%, 05/25/16 (e)	3,200	3,096
Ford Motor Credit Co. LLC
7.00%, 10/01/13 (e)	3,800	3,801
8.00%, 06/01/14 (e)	900	941
Intesa Sanpaolo SpA, 3.13%, 01/15/16 (e)	2,600	2,597
LeasePlan Corp. NV, 3.25%, 05/22/14, EUR	173	239
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15 (e)	184	200
Merrill Lynch & Co. Inc., 0.67%, 07/22/14 (i), EUR	200	271
Morgan Stanley, 0.54%, 01/09/14 (i)	5,300	5,299
Swedbank AB, 3.38%, 05/27/14, EUR	5,700	7,869
Turkiye Garanti Bankasi A/S, 2.77%, 04/20/16 (e) (i) (r)	1,100	1,059
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (i) (m)	1,300	1,430
Westpac Banking Corp., 3.59%, 08/14/14 (r)	4,400	4,519
		86,753
INDUSTRIALS - 0.1%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,096
International Lease Finance Corp.
6.50%, 09/01/14 (r)	1,000	1,037
6.75%, 09/01/16 (e) (r)	900	988
		3,121
Total Corporate Bonds and Notes (cost $99,149)		102,895

GOVERNMENT AND AGENCY OBLIGATIONS - 109.6%
GOVERNMENT SECURITIES - 108.2%
Federal Home Loan Mortgage Corp. - 0.8% (w)
Federal Home Loan Mortgage Corp., 2.50%, 10/02/19	16,200	16,387
Federal National Mortgage Association - 0.4% (w)
Federal National Mortgage Association, 1.25%, 03/14/14	7,100	7,138
Municipals - 0.1%
North Carolina State Education Assistance Authority, 0.72%, 10/26/20 (i)	2,021	2,020
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	325	256
		2,276
Sovereign - 2.5%
Instituto de Credito Oficial, 1.97%, 03/25/14 (i), EUR	12,800	17,291
Mexico Bonos de Proteccion al Ahorro
3.99%, 01/04/18, MXN	194,700	14,909
4.01%, 01/30/20, MXN	219,800	16,770
		48,970
Treasury Inflation Index Securities - 104.4%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/17 - 09/15/21 (n), EUR	2,038	2,731
1.70%, 09/15/18 (n), EUR	4,315	5,692
3.10%, 09/15/26 (n), EUR	421	561
New South Wales Treasury Corp. Inflation Indexed Bond
2.75%, 11/20/25 (s), AUD	13,900	16,037
2.50%, 11/20/35 (s), AUD	1,900	1,981
New Zealand Government Inflation Indexed Bond, 2.00%, 09/20/25 (s), NZD	3,100	2,431
U.S. Treasury Inflation Indexed Note
1.25%, 04/15/14 (n) (o)	2,348	2,367
2.00%, 01/15/16 (n) (o)	14,888	15,921
0.13%, 04/15/16 - 04/15/17 (n) (o)	15,785	16,251
2.63%, 07/15/17 (n) (o)	8,115	9,210
0.13%, 04/15/18 - 05/09/18 (n)	25,965	26,351
1.25%, 05/15/18 (g) (o) (s)	7,256	7,316
1.63%, 05/16/18 (g) (s)	84,300	87,125
0.50%, 05/24/18 (g) (s)	28,568	29,188
1.88%, 06/03/18 - 06/15/18 (g) (s)	29,531	32,611
2.00%, 06/06/18 - 08/01/18 (g) (s)	118,650	131,912
0.13%, 06/08/18 - 06/08/18 (g) (o) (s)	230,180	236,639
0.13%, 06/15/18 - 07/01/18 (g) (s)	412,962	406,831
0.63%, 06/15/18 - 06/29/18 (g) (o) (s)	78,875	82,085
1.13%, 06/15/18 (g) (o) (s)	37,074	39,901
1.25%, 06/15/18 (g) (s)	101,876	111,443
1.38%, 06/15/18 (g) (o) (s)	102,917	112,871
0.38%, 07/12/18 - 07/14/18 (g) (s)	34,939	34,751
2.38%, 07/26/18 - 09/24/18 (g) (s)	202,580	242,603
1.75%, 09/25/18 (g) (o) (s)	50,124	56,123
2.50%, 09/26/18 (g) (o) (s)	74,212	91,217
3.63%, 09/26/18 (g) (o) (s)	27,447	37,937
3.88%, 09/26/18 (g) (s)	57,704	82,725
2.13%, 09/28/18 (g) (s)	31,184	36,860
1.38%, 01/15/20 (n) (o)	2,526	2,770
1.13%, 01/15/21 (n) (o)	786	846
0.63%, 07/15/21 (g) (n) (o)	86,921	90,459
1.75%, 01/15/28 (n) (o)	81	91
3.63%, 04/15/28 (n) (o)	982	1,357
2.50%, 01/15/29 (n) (o)	108	132
		2,055,326

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
2.10%, 07/01/36 (i)	400	422
2.22%, 09/01/36 (i)	390	412
2.32%, 10/01/36 (i)	232	247
Interest Only, 0.63%, 09/15/42	10,200	10,103
REMIC, 0.63%, 08/15/33 (i)	2,895	2,913
REMIC, 1.36%, 10/25/44 - 02/25/45 (i)	965	995
		15,092
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association
2.45%, 11/01/35 (i)	69	73
2.63%, 03/01/36 (i)	119	126
5.68%, 06/01/36 (i)	55	56
3.00%, 11/15/43, TBA (g)	11,000	10,720
REMIC, 0.24%, 07/25/37 (i)	310	288
		11,263
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	984	1,079

Total Government and Agency Obligations (cost $2,134,947)		2,157,531

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	569

Total Preferred Stocks (cost $500)		569

PURCHASED OPTIONS - 0.0%
5-Year U.S. Treasury Note Future Put Option, Strike Price 108, Expiration 11/22/13	980	8
Put Swaption, 3 month LIBOR versus 3.88% fixed, Expiration 04/14/14, DUB	165	578

Total Purchased Options (cost $845)		586

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (u)	100	26

Total Other Equity Interests (cost $15)		26

SHORT TERM INVESTMENTS - 71.9%
Commercial Paper - 0.8%
Hewlett-Packard Co., 0.95%, 10/30/13	$16,200	16,188

Federal Home Loan Bank - 29.5% (w)
Federal Home Loan Bank
0.02%, 10/02/13 - 12/17/13	249,340	249,338
0.01%, 10/04/13 - 10/09/13	226,300	226,300
0.03%, 11/01/13	52,092	52,091
0.04%, 11/27/13 - 12/26/13	34,600	34,599
0.07%, 03/12/14	17,600	17,597
		579,925
Federal Home Loan Mortgage Corp. - 19.5% (w)
Federal Home Loan Mortgage Corp.
0.01%, 10/08/13 - 10/15/13	233,800	233,799
0.02%, 10/10/13 - 10/21/13	148,300	148,299
0.03%, 03/05/14	2,200	2,200
		384,298
Federal National Mortgage Association - 17.7% (w)
Federal National Mortgage Association
0.01%, 10/09/13	19,000	19,000
0.04%, 12/04/13	64,000	63,998
0.02%, 12/18/13	20,600	20,599
0.03%, 02/03/14	244,600	244,574
		348,171
Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	10,290	10,290
Treasury Securities - 3.9%
Japan Treasury Bill, 0.00%, 10/28/13, JPY	7,310,000	74,363
U.S. Treasury Bill
0.04%, 01/09/14 (o)	$570	570
0.01%, 02/06/14 (o)	506	506
0.09%, 05/01/14 (o)	51	51
		75,490
Total Short Term Investments (cost $1,415,786)		1,414,362

Total Investments - 197.4% (cost $3,857,718)		3,885,874
Other Assets and Liabilities, Net - (97.4%)		(1,916,938)
Total Net Assets - 100.0%		$1,968,936

JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.4%
ACA CLO Ltd., 0.52%, 07/25/18 (i) (r)	$1,122	$1,114
Access Group Inc., 1.57%, 10/27/25 (i)	4,713	4,741
American Home Mortgage Investment Trust REMIC, 2.39%, 02/25/45 (i)	261	261
Ameriquest Mortgage Securities Inc. REMIC, 0.65%, 10/25/35 (i)	16,700	15,013
Amortizing Residential Collateral Trust REMIC, 0.76%, 07/25/32 (i)	15	14
Argent Securities Inc. REMIC, 0.54%, 10/25/35 (i)	3,400	2,972
Arran Residential Mortgages Funding Plc, 1.63%, 05/16/47 (i) (r), EUR	3,957	5,419
Asset Backed Securities Corp. Home Equity REMIC, 0.45%, 09/25/34 (i)	294	292
Banc of America Commercial Mortgage Trust REMIC
5.92%, 05/10/45 (i)	2,000	2,193
5.86%, 06/10/49 (i)	2,830	3,151
Banc of America Funding Trust REMIC
5.02%, 02/20/35 (i)	3,333	3,313
2.67%, 05/25/35 (i)	292	296
Banc of America Large Loan Trust REMIC, 2.48%, 11/15/15 (i) (r)	2,120	2,122
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	24	25
BCAP LLC REMIC
5.25%, 02/26/36 (i) (r)	2,386	2,166
5.24%, 03/26/37 (i) (r)	472	432
5.25%, 05/26/37 (r)	9,406	7,908
5.25%, 08/26/37 (r)	5,648	5,721
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.73%, 11/25/30 (i)	2	2
2.73%, 02/25/33 (i)	4	4
2.96%, 02/25/33 (i)	9	8
2.57%, 04/25/33 (i)	49	50
2.96%, 01/25/34 (i)	224	222
2.90%, 04/25/34 (i)	539	530
2.77%, 11/25/34 (i)	1,059	1,042
3.17%, 11/25/34 (i)	260	264

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.79%, 03/25/35 (i)	1,789	1,788
Bear Stearns Alt-A Trust REMIC
2.67%, 05/25/35 (i)	573	527
2.74%, 09/25/35 (i)	353	290
Bear Stearns Asset Backed Securities I Trust REMIC
0.59%, 12/25/35 (i)	5,700	5,192
0.43%, 04/25/37 (i)	5,300	2,811
Bear Stearns Asset Backed Securities Trust REMIC, 0.44%, 10/25/36 (i)	9,600	7,967
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/44	300	329
Bear Stearns Structured Products Inc. Trust REMIC
2.56%, 01/26/36 (i)	1,050	809
2.76%, 12/26/46 (i)	564	335
BNC Mortgage Loan Trust REMIC, 0.28%, 05/25/37 (i)	3,706	3,483
Chase Mortgage Finance Trust REMIC, 5.06%, 12/25/35 (i)	3,643	3,500
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	2,966	3,052
Citigroup Mortgage Loan Trust Inc. REMIC
2.51%, 10/25/35 (i)	125	121
0.24%, 07/25/45 (i)	862	647
Commercial Mortgage Pass-Through Certificates REMIC, 2.57%, 04/26/38 (i) (r)	3,700	3,577
Countrywide Alternative Loan Trust REMIC
1.55%, 08/25/35 (i)	1,208	1,033
0.36%, 05/25/47 (i)	693	527
Countrywide Asset-Backed Certificates REMIC
0.93%, 06/25/34 (i)	400	366
0.28%, 08/25/37 (i)	2,985	2,932
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	5,123	5,315
2.69%, 11/20/34 (i)	1,676	1,552
2.86%, 11/25/34 (i)	702	645
2.72%, 02/20/35 (i)	1,148	1,083
5.75%, 12/25/35	6,395	5,833
2.78%, 02/20/36 (i)	163	142
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 12/15/39	4,441	4,726
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 02/15/40	682	734
5.70%, 09/15/40 (i)	7,800	8,713
CS First Boston Mortgage Securities Corp. REMIC, 0.82%, 03/25/32 (i) (r)	15	14
CVS Pass-Through Trust, 6.94%, 01/10/30	347	403
Equity One ABS Inc., 0.74%, 11/25/32 (i)	99	91
European Loan Conduit, 0.38%, 05/15/19 (i), EUR	167	214
First American Alternative Mortgage Securities REMIC, 2.24%, 09/25/35 (i)	430	381
First Franklin Mortgage Loan Trust REMIC
0.99%, 04/25/35 (i) (r)	2,100	1,891
0.54%, 10/25/35 (i)	7,100	5,999
First Horizon Asset Securities Inc. REMIC, 5.11%, 02/25/36 (i)	2,207	2,108
First Horizon Mortgage Pass-Through Trust REMIC, 2.60%, 10/25/35 (i)	2,724	2,327
GE-WMC Mortgage Securities LLC REMIC, 0.43%, 12/25/35 (i)	7,023	5,810
Granite Master Issuer Plc
0.36%, 12/17/54 (i)	1,612	1,588
0.35%, 12/20/54 (i), EUR	3,363	4,495
0.38%, 12/20/54 (i)	9,145	9,008
REMIC, 0.32%, 12/20/54 (i) (r)	737	726
GreenPoint Mortgage Funding Trust REMIC, 0.26%, 01/25/47 (i)	—	—
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,000	1,107
4.80%, 08/10/42 (i)	100	103
GSR Mortgage Loan Trust REMIC
2.66%, 09/25/35 (i)	1,459	1,450
5.05%, 11/25/35 (i)	547	537
Harborview Mortgage Loan Trust REMIC
0.40%, 05/19/35 (i)	142	115
0.52%, 06/20/35 (i)	1,897	1,724
2.75%, 07/19/35 (i)	668	568
Home Equity Asset Trust REMIC, 1.23%, 07/25/35 (i)	3,700	3,284
HSBC Home Equity Loan Trust REMIC, 0.47%, 01/20/34 (i)	821	805
HSI Asset Securitization Corp. Trust REMIC, 0.54%, 12/25/35 (i)	3,000	2,171
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.76%, 01/25/32 (i)	1	—
IndyMac Index Mortgage Loan Trust REMIC, 2.39%, 01/25/36 (i)	753	585
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 11/15/43 (r)	1,900	1,994
5.34%, 05/15/47	1,900	2,089
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 06/12/47	2,000	2,210
5.42%, 01/15/49	6,400	7,074
JPMorgan Mortgage Acquisition Corp. REMIC, 0.42%, 05/25/36 (i)	8,500	5,994
JPMorgan Mortgage Trust REMIC
4.06%, 02/25/35 (i)	112	113
5.75%, 01/25/36	206	187
5.50%, 04/25/36	1,405	1,390
Lehman XS Trust REMIC, 0.58%, 10/25/35 (i)	4,468	4,250
Long Beach Mortgage Loan Trust REMIC, 0.74%, 10/25/34 (i)	34	32
MASTR Asset Backed Securities Trust REMIC, 0.23%, 01/25/37 (i)	488	142
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	81	81
0.66%, 06/15/30 (i)	237	234
Merrill Lynch Mortgage Investors Inc. REMIC
3.35%, 05/25/33 (i)	498	468
0.56%, 08/25/35 (i)	7,800	6,606
0.39%, 02/25/36 (i)	348	316
Merrill Lynch Mortgage Investors Trust REMIC, 1.67%, 10/25/35 (i)	12,032	11,616
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.09%, 08/12/49 (i)	6,700	7,559
5.49%, 03/12/51 (i)	1,500	1,657
Mid-State Trust IV REMIC, 8.33%, 04/01/30	5	5
MLCC Mortgage Investors Inc. REMIC
1.18%, 10/25/35 (i)	162	157
0.43%, 11/25/35 (i)	294	274
Morgan Stanley Dean Witter Capital I REMIC, 1.08%, 07/25/32 (i)	2,534	2,276
Morgan Stanley Re-REMIC Trust, 5.99%, 08/12/45 (i) (r)	800	889
MortgageIT Trust REMIC, 0.44%, 12/25/35 (i)	7,875	6,975
New Century Home Equity Loan Trust REMIC, 0.69%, 09/25/35 (i)	1,900	1,582

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Nomura Asset Acceptance Corp. REMIC, 2.95%, 08/25/35 (i)	3,477	3,265
Park Place Securities Inc. REMIC, 0.65%, 09/25/35 (i)	1,700	1,376
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.66%, 08/25/35 (i)	1,500	1,257
Prime Mortgage Trust REMIC
0.58%, 02/25/19 (i)	1	1
0.58%, 02/25/34 (i)	39	36
RASC Trust REMIC, 0.85%, 02/25/35 (i)	8,138	7,300
RBSSP Resecuritization Trust REMIC, 0.43%, 02/26/37 (i) (r)	3,301	2,982
Securitized Asset Backed Receivables LLC Trust REMIC
1.15%, 03/25/35 (i)	1,041	959
0.24%, 12/25/36 (i)	312	100
Sequoia Mortgage Trust REMIC, 0.88%, 10/19/26 (i)	40	40
SLM Student Loan Trust
2.83%, 12/16/19 (i) (r)	1,000	1,019
1.77%, 04/25/23 (i)	6,625	6,810
Soundview Home Loan Trust REMIC, 0.31%, 12/25/36 (i)	3,091	2,909
Structured Asset Mortgage Investments Inc. REMIC
0.84%, 09/19/32 (i)	45	44
0.43%, 07/19/35 (i)	655	600
0.31%, 03/25/37 (i)	1,240	899
Structured Asset Securities Corp. REMIC
2.58%, 02/25/32 (i)	1	1
0.76%, 01/25/33 (i)	7	6
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	381	434
Wachovia Bank Commercial Mortgage Trust REMIC, 0.26%, 06/15/20 (i) (r)	925	913
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.02%, 02/25/31 (i)	1	1
2.46%, 01/25/36 (i)	1,197	1,148
1.55%, 08/25/42 (i)	129	116
1.35%, 11/25/42 (i)	77	69
0.47%, 10/25/45 (i)	144	131
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	546	544
2.64%, 03/25/36 (i)	655	654
2.64%, 03/25/36 (i)	4,689	4,477
2.68%, 04/25/36 (i)	3,591	3,327
Wood Street CLO BV, 0.54%, 11/22/21 (i), EUR	4,122	5,481

Total Non-U.S. Government Agency Asset-Backed Securities (cost $272,740)		287,877

CORPORATE BONDS AND NOTES - 9.0%
ENERGY - 0.7%
Gazprom OAO Via White Nights Finance BV
10.50%, 12/17/17	900	936
10.50%, 12/19/17	200	209
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	925	941
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,393
8.38%, 12/10/18 (e)	700	837
7.88%, 03/15/19 (e)	16,800	19,342
Petroleos Mexicanos, 8.00%, 05/03/19	2,700	3,260
Ras Laffan Liquefied Natural Gas Co. Ltd. II REMIC, 5.30%, 09/30/20 (r)	4,677	4,957
Rosneft Finance SA, 6.63%, 03/17/18	3,000	3,293
TNK-BP Finance SA, 7.50%, 07/18/16	1,600	1,788
		36,956
FINANCIALS - 6.1%
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	1,920	1,920
Ally Financial Inc.
7.50%, 12/31/13	14,100	14,294
3.46%, 02/11/14 (i)	700	704
4.50%, 02/11/14 (e)	100	101
8.30%, 02/12/15 (e)	5,800	6,249
4.63%, 06/26/15 (e)	1,000	1,033
5.50%, 02/15/17 (e)	5,000	5,248
7.50%, 09/15/20 (e)	1,600	1,798
American International Group Inc.
5.05%, 10/01/15 (e)	200	215
8.25%, 08/15/18	10,100	12,596
6.25%, 03/15/37 (i)	800	784
8.18%, 05/15/58 (i)	21,800	25,517
Australia & New Zealand Banking Group Ltd., 2.13%, 01/10/14 (r)	6,400	6,428
Banco de Credito e Inversiones, 3.00%, 09/13/17 (e) (r)	3,200	3,178
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (q)	1,700	1,705
Banco Santander Brazil SA, 2.35%, 03/18/14 (i) (r)	4,100	4,095
Bank of America Corp.
4.50%, 04/01/15 (e)	3,400	3,571
6.50%, 08/01/16	8,460	9,590
Bank of America NA, 6.00%, 10/15/36	3,200	3,586
Bank of India, 6.25%, 02/16/21	3,100	3,133
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	1,800	1,871
Bank of Nova Scotia
1.65%, 10/29/15 (r)	1,700	1,736
1.95%, 01/30/17 (i) (r)	200	205
Barclays Bank Plc
2.38%, 01/13/14	1,100	1,106
5.20%, 07/10/14	700	725
BBVA Bancomer SA
4.50%, 03/10/16 (e) (r)	1,200	1,254
6.50%, 03/10/21 (r)	2,400	2,496
BPCE SA, 2.38%, 10/04/13 (r)	900	900
Caixa Economica Federal, 2.38%, 11/06/17 (e) (r)	3,200	2,992
CIT Group Inc.
5.25%, 04/01/14 (e) (r)	800	813
4.75%, 02/15/15 (e) (r)	2,000	2,070
Citigroup Inc.
5.50%, 10/15/14	10,350	10,846
4.88%, 05/07/15	3,500	3,675
6.13%, 08/25/36	1,300	1,308
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (e) (i) (m) (r)	4,900	5,359
Credit Suisse New York, 2.20%, 01/14/14	1,900	1,910
Export-Import Bank of Korea, 5.88%, 01/14/15	9,700	10,276
Fifth Third Bancorp
0.67%, 12/20/16 (i)	900	884
8.25%, 03/01/38	10,200	13,195
Ford Motor Credit Co. LLC
8.70%, 10/01/14 (e)	500	537
7.00%, 04/15/15	1,900	2,062
5.63%, 09/15/15 (e)	3,900	4,213
General Electric Capital Corp.
3.80%, 06/18/19 (q)	3,700	3,871

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
6.38%, 11/15/67 (e) (i)	5,000	5,337
HSBC Bank Plc, 2.00%, 01/19/14 (r)	2,000	2,011
ICICI Bank Ltd., 4.75%, 11/25/16 (e) (r)	13,600	13,849
Intesa Sanpaolo SpA, 3.13%, 01/15/16 (e)	1,900	1,898
JPMorgan Chase & Co., 3.15%, 07/05/16	1,600	1,679
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,692
Korea Development Bank
8.00%, 01/23/14	1,200	1,227
3.50%, 08/22/17	1,900	1,994
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (i) (m) (r)	200	209
7.87%, 12/17/19, GBP	1,900	3,232
11.04%, 03/19/20, GBP	3,600	6,731
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	2,793
8.88%, 02/07/20, EUR	1,200	1,778
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	26,100	28,466
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	2,185
National Bank of Canada, 2.20%, 10/19/16 (r)	400	415
Nationwide Building Society, 4.65%, 02/25/15 (r)	3,500	3,656
Nordea Bank AB, 2.13%, 01/14/14 (e) (r)	900	904
Northern Rock Plc, 5.63%, 06/22/17 (e) (q)	16,000	18,153
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (i) (m) (r)	2,100	2,163
Santander U.S. Debt SA, 2.99%, 10/07/13 (r)	8,800	8,803
Sberbank of Russia Via SB Capital SA, 4.95%, 02/07/17 (e) (r)	1,300	1,368
SLM Corp.
5.38%, 05/15/14	1,100	1,123
8.45%, 06/15/18	3,400	3,834
Springleaf Finance Corp., 6.90%, 12/15/17	1,900	1,986
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,572
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,575
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (q)	6,000	6,025
Temasek Financial I Ltd., 4.30%, 10/25/19 (r)	800	875
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (i) (m)	8,700	9,265
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (i) (m)	2,100	2,310
		329,157
INDUSTRIALS - 0.8%
Asciano Finance Ltd., 5.00%, 04/07/18 (e) (r)	3,800	4,032
Con-way Inc., 7.25%, 01/15/18	1,400	1,587
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	700	725
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	7,800	7,780
International Lease Finance Corp.
5.75%, 05/15/16 (e)	700	742
6.75%, 09/01/16 (r)	1,900	2,085
7.13%, 09/01/18 (r)	20,858	23,309
Noble Group Ltd., 6.75%, 01/29/20	900	927
		41,187
MATERIALS - 0.3%
Braskem Finance Ltd., 5.75%, 04/15/21 (e) (r)	4,100	4,018
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (r)	1,500	1,811
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	4,200	4,473
5.75%, 01/30/21 (e) (r)	6,200	6,076
		16,378
TELECOMMUNICATION SERVICES - 0.7%
Qtel International Finance Ltd., 3.38%, 10/14/16 (r)	300	312
Verizon Communications Inc.
2.50%, 09/15/16 (e)	2,900	2,990
2.00%, 09/14/18 (i)	2,300	2,418
3.65%, 09/14/18	11,400	12,015
4.50%, 09/15/20	1,000	1,064
5.15%, 09/15/23	2,600	2,788
6.40%, 09/15/33	7,800	8,661
Vivendi SA, 6.63%, 04/04/18 (e) (r)	5,400	6,108
		36,356
UTILITIES - 0.4%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,300
Electricite de France SA, 5.50%, 01/26/14 (q)	1,600	1,625
ENN Energy Holdings Ltd., 6.00%, 05/13/21 (r)	200	212
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,389
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,418
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,442
7.75%, 01/20/20 (e) (r)	5,000	5,488
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	40
1.85%, 07/28/14, JPY	19,000	192
		24,106
Total Corporate Bonds and Notes (cost $455,526)		484,140

GOVERNMENT AND AGENCY OBLIGATIONS - 87.2%
GOVERNMENT SECURITIES - 49.0%
Federal Home Loan Mortgage Corp. - 5.2% (w)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17 - 09/29/17	125,000	124,598
1.25%, 05/12/17 - 10/02/19	33,700	32,425
5.50%, 08/23/17	1,900	2,216
0.75%, 01/12/18	111,700	108,890
0.88%, 03/07/18	1,900	1,857
3.75%, 03/27/19	6,100	6,716
1.75%, 05/30/19	1,200	1,193
2.38%, 01/13/22	1,200	1,168
		279,063
Federal National Mortgage Association - 2.2% (w)
Federal National Mortgage Association
1.25%, 01/30/17	9,200	9,303
5.00%, 02/13/17 - 09/01/35	13,418	15,260
1.13%, 04/27/17	6,800	6,824
5.38%, 06/12/17	5,900	6,808
0.88%, 08/28/17 - 05/21/18	78,800	77,684
1.88%, 09/18/18	1,000	1,011
		116,890
Municipals - 5.1%
Bay Area Toll Authority, RB, 7.04%, 04/01/50	3,400	4,163
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,076
California State University, 6.43%, 11/01/30	1,400	1,507
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	6,755
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,185
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	331
6.20%, 12/01/40	1,000	1,049
6.90%, 12/01/40 - 12/01/40	4,100	4,609

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
City of Los Angeles Wastewater System, RB - Series B, 5.00%, 06/01/30	7,420	8,071
City of New York, 6.27%, 12/01/37	6,560	7,645
City of North Las Vegas Nevada, 6.57%, 06/01/40	9,200	7,774
County of Clark Nevada Airport System, RB, 6.82%, 07/01/45	1,600	1,988
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	13,800	15,986
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,282
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	1,951
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	19,984
Kansas Development Finance Authority, 5.00%, 11/15/32	2,000	2,041
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	10,587
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	3,805
Los Angeles Unified School District (insured by Assured Guaranty Municipal Corp.), 4.50%, 07/01/22	3,600	3,916
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp.), 4.50%, 01/01/28	6,300	6,526
Massachusetts School Building Authority, 5.00%, 08/15/26	2,700	3,055
Metropolitan Transportation Authority, 5.00%, 11/15/26	7,900	8,792
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,644
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,448
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,800	7,570
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	4,000	4,193
New York City Transitional Finance Authority Building Aid, RB (insured by State Aid Withholding) - Series S-1, 5.00%, 07/15/29	3,700	4,017
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 02/01/42	30,000	31,094
New York City Water & Sewer System, 5.79%, 06/15/41	4,000	4,174
New York Liberty Development Corp., GO, 5.00%, 12/15/41	17,000	17,331
New York State Dormitory Authority
5.05%, 09/15/27	4,700	5,001
5.00%, 12/15/28 - 03/15/31	12,800	14,044
North Carolina Turnpike Authority, 6.70%, 01/01/39	2,000	2,174
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	1,985
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,191
San Diego Tobacco Settlement Revenue Funding Corp., RB, 7.13%, 06/01/32	720	613
State of California
7.70%, 11/01/30	100	117
7.50%, 04/01/34	7,600	9,645
7.95%, 03/01/36	600	695
State of Iowa, 6.75%, 06/01/34	4,100	4,606
State of Texas, 4.75%, 04/01/35	500	508
State of Wisconsin (insured by Assured Guaranty Municipal Corp.), 5.05%, 05/01/18	1,500	1,662
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	190	181
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,590	1,253
University of California, 6.40%, 05/15/31	5,500	6,273
University of California, RB, 6.55%, 05/15/48	1,500	1,759
Virginia Commonwealth Transportation Board, 5.00%, 05/15/28	12,300	13,652
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,219
		274,127
Sovereign - 4.8%
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	1,100	1,489
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,395
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/23, BRL	3,384	1,512
Italy Buoni Poliennali Del Tesoro
3.50%, 06/01/14, EUR	6,500	8,937
2.50%, 03/01/15, EUR	11,400	15,632
4.50%, 07/15/15, EUR	5,600	7,918
Italy Certificati di Credito del Tesoro, 0.00%, 06/30/15 (j), EUR	7,800	10,210
Korea Development Bank, 4.38%, 08/10/15	7,200	7,618
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,061
Province of Ontario, Canada
1.60%, 09/21/16	66,200	67,386
5.50%, 06/02/18, CAD	700	774
3.00%, 07/16/18	500	528
4.40%, 06/02/19, CAD	2,400	2,550
1.65%, 09/27/19 (e)	2,900	2,792
4.40%, 04/14/20 (e)	8,400	9,312
4.20%, 06/02/20, CAD	2,300	2,414
4.00%, 06/02/21, CAD	7,500	7,733
3.15%, 06/02/22, CAD	15,000	14,415
2.45%, 06/29/22 (e)	6,500	6,092
2.85%, 06/02/23, CAD	23,200	21,432
1.00%, 07/22/16	1,100	1,103
Province of Quebec, Canada
4.25%, 12/01/21, CAD	9,900	10,307
3.50%, 12/01/22, CAD	7,200	7,028
Spain Government Bond
4.75%, 07/30/14, EUR	25,800	35,933
4.00%, 07/30/15, EUR	7,300	10,257
Vnesheconombank Via VEB Finance Plc, 5.45%, 11/22/17 (r)	1,000	1,064
		258,892
Treasury Inflation Index Securities - 8.0%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 07/15/22 (n)	53,826	53,234
1.38%, 01/15/20 (n)	6,157	6,753
1.25%, 07/15/20 (n)	18,530	20,271
1.13%, 01/15/21 (n)	8,436	9,079
0.63%, 07/15/21 - 02/15/43 (n)	7,281	6,721
2.38%, 01/15/25 - 01/15/27 (n)	110,301	132,379
2.00%, 01/15/26 (n)	42,841	49,417
1.75%, 01/15/28 (n)	77,495	86,771
3.63%, 04/15/28 (n)	2,166	2,994
2.50%, 01/15/29 (n)	9,792	12,036
3.88%, 04/15/29 (n)	1,563	2,241
0.75%, 02/15/42 (n)	57,065	48,795
		430,691

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
U.S. Treasury Securities - 23.7%
U.S. Treasury Note
0.75%, 12/31/17 - 03/31/18	239,900	234,900
3.50%, 02/15/18	5,300	5,824
0.75%, 02/28/18 (o)	301,200	295,388
0.63%, 04/30/18	166,000	161,383
1.38%, 06/30/18 - 01/31/20	1,300	1,288
1.50%, 08/31/18 (o)	116,000	116,797
1.13%, 05/31/19	23,500	22,861
1.00%, 06/30/19 - 09/30/19	264,700	254,730
0.88%, 07/31/19	179,000	170,931
1.25%, 10/31/19	8,600	8,353
		1,272,455
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 38.2%
Federal Home Loan Mortgage Corp. - 1.2%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	15,305	16,670
5.50%, 05/01/26 - 03/01/40	12,997	14,062
2.48%, 07/01/27 (i)	1	1
4.50%, 05/01/39 - 06/01/41	13,096	13,956
6.00%, 10/15/43, TBA (g)	1,000	1,089
4.50%, 11/15/43, TBA (g)	4,000	4,245
REMIC, 0.33%, 03/24/18	869	868
REMIC, 0.33%, 07/15/19 (i)	327	327
REMIC, 7.00%, 05/15/23	134	151
REMIC, 0.63%, 11/15/30 (i)	3	3
REMIC, 4.50%, 03/15/34	9,500	10,370
REMIC, 0.22%, 12/25/36 (i)	1,035	1,022
REMIC, 3.50%, 01/15/42	4,019	3,650
REMIC, 1.36%, 02/25/45 (i)	66	69
		66,483
Federal National Mortgage Association - 35.4%
Federal National Mortgage Association
4.00%, 07/01/15 - 05/01/42	81,630	86,594
6.00%, 05/01/16 - 05/01/41	133,549	145,830
5.50%, 06/01/16 - 09/01/41	187,935	204,545
4.50%, 03/01/18 - 10/01/43	324,253	346,384
3.00%, 04/01/21 - 10/01/27	18,984	19,863
3.89%, 07/01/21	2,800	2,970
3.33%, 11/01/21	97	103
3.50%, 12/01/21 - 02/01/26	12,518	13,241
3.16%, 05/01/22	13,082	13,696
2.59%, 07/01/22	5,488	5,300
2.79%, 07/01/22	4,708	4,610
2.31%, 08/01/22	4,000	3,792
2.50%, 10/01/22 - 10/01/22	1,029	1,059
5.00%, 05/01/23 - 07/01/41	48,500	52,679
2.87%, 09/01/27	2,800	2,512
3.00%, 10/15/28 - 11/15/28 , TBA (g)	65,000	67,257
3.50%, 10/15/28 - 11/15/28 , TBA (g)	132,000	139,147
4.00%, 10/15/28 - 11/15/43 , TBA (g)	271,000	283,878
4.50%, 10/15/28 - 11/15/43 , TBA (g)	188,300	200,846
6.50%, 07/01/29	—	1
2.36%, 01/01/35 (i)	1,283	1,352
6.00%, 05/01/38, TBA (g)	24,689	26,943
1.56%, 09/01/40 (i)	3	3
1.36%, 06/01/43 (i)	345	351
5.00%, 10/15/43 - 11/15/43 , TBA (g)	160,000	173,367
5.50%, 10/15/43, TBA (g)	78,000	85,008
REMIC, 5.00%, 04/01/18	225	245
REMIC, 6.50%, 04/01/18	54	62
REMIC, 2.44%, 05/25/35 (i)	82	86
REMIC, 0.63%, 09/25/35 (i)	2,494	2,495
REMIC, 0.49%, 04/25/37 (i)	996	995
REMIC, 0.24%, 07/25/37 (i)	561	523
REMIC, 0.68%, 06/25/39 (i)	12,399	12,410
REMIC, 0.53%, 03/25/44 (i)	325	313
		1,898,460
Government National Mortgage Association - 1.3%
Government National Mortgage Association
1.63%, 05/20/26 - 02/20/32 (i)	134	139
2.00%, 04/20/30 (i)	5	6
5.00%, 02/15/38 - 07/15/41	61,879	67,317
		67,462
Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates
6.29%, 01/01/21	8	9
5.13%, 09/01/23	22	24
5.52%, 06/01/24	548	601
5.29%, 12/01/27	590	648
5.16%, 02/01/28	6,828	7,511
5.49%, 03/01/28	6,360	7,008
		15,801
Total Government and Agency Obligations (cost $4,709,420)		4,680,324

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	25	28,438

Total Preferred Stocks (cost $30,281)		28,438

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
DG Funding Trust, 0.55%, (callable at 10,000 beginning 09/30/10) (f) (m) (q)	—	2,959
GMAC Capital Trust I, 8.13%	740	19,795

Total Trust Preferreds (cost $22,927)		22,754

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (u)	128	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 15.0%
Certificates of Deposit - 0.1%
Itau Unibanco Holding SA, 1.48%, 10/31/13	$2,700	2,697

Commercial Paper - 1.0%
Hewlett-Packard Co., 0.95%, 10/30/13	54,500	54,458

Federal Home Loan Bank - 1.8%
Federal Home Loan Bank
0.04%, 12/26/13	33,900	33,898
0.05%, 12/27/13	14,616	14,615
0.02%, 01/03/14	46,500	46,498
		95,011
Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	96,177	96,177

Treasury Securities - 10.3%
Italy Buoni Ordinari del Tesoro BOT
0.99%, 02/28/14, EUR	2,100	2,833
1.11%, 03/14/14, EUR	53,800	72,546
1.37%, 07/14/14, EUR	4,500	6,039
1.47%, 08/14/14, EUR	6,800	9,112
1.48%, 09/12/14, EUR	24,700	33,049
Spain Letras del Tesoro
1.24%, 04/16/14, EUR	3,600	4,846
1.50%, 05/16/14, EUR	3,900	5,245

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
1.36%, 06/20/14, EUR	13,700	18,404
1.39%, 07/18/14, EUR	3,100	4,159
1.77%, 09/19/14, EUR	7,700	10,304
U.S. Treasury Bill
0.02%, 10/03/13	$6,729	6,729
0.04%, 12/05/13 (o)	101,000	100,999
0.01%, 12/12/13	32,700	32,700
0.00%,12/19/13 (o)	94,700	94,697
0.01%, 12/26/13 (o)	151,200	151,196
		552,858
Total Short Term Investments (cost $798,701)		801,201

Total Investments - 117.5% (cost $6,289,595)		6,304,734
Other Assets and Liabilities, Net - (17.5%)		(938,555)
Total Net Assets - 100.0%		$5,366,179

JNL/PPM America Floating Rate Income Fund (t)
CORPORATE BONDS AND NOTES - 5.7%
CONSUMER DISCRETIONARY - 1.8%
BC Mountain LLC, 7.00%, 02/01/21 (r)	$100	$99
Beazer Homes USA Inc., 9.13%, 06/15/18	1,000	1,050
Chassix Inc., 9.25%, 08/01/18 (r)	1,502	1,588
Delphi Corp., 5.00%, 02/15/23	653	674
DISH DBS Corp., 5.00%, 03/15/23	983	912
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	306	318
General Motors Co., 3.50%, 10/02/18 (r)	4,000	3,990
Gibson Brands Inc., 8.88%, 08/01/18 (r)	194	197
Glencore Funding LLC, 4.13%, 05/30/23 (r)	924	855
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (r)	1,949	1,954
KB Home, 7.50%, 09/15/22	234	243
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,078
MGM Resorts International
6.75%, 10/01/20	804	844
6.63%, 12/15/21	577	597
PC Nextco Holdings LLC, 8.75%, 08/15/19 (r)	888	888
PVH Corp., 4.50%, 12/15/22	229	216
Rent-A-Center Inc., 4.75%, 05/01/21 (r)	416	387
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	127
RSI Home Products Inc., 6.88%, 03/01/18 (r)	556	574
Sally Holdings LLC, 5.75%, 06/01/22	346	347
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r)	778	815
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	410
Sirius XM Radio Inc., 5.88%, 10/01/20 (r)	1,500	1,513
SIWF Merger Sub Inc., 6.25%, 06/01/21 (r)	471	462
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	1,000	1,098
Tempur Sealy International Inc., 6.88%, 12/15/20	121	126
TRW Automotive Inc., 4.50%, 03/01/21 (r)	867	871
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,085
Wolverine World Wide Inc., 6.13%, 10/15/20	132	137
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,123
		24,578
CONSUMER STAPLES - 0.2%
B&G Foods Inc., 4.63%, 06/01/21	549	524
Chiquita Brands International Inc., 7.88%, 02/01/21 (r)	197	209
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	1,506	1,437
Sun Merger Sub Inc., 5.25%, 08/01/18 (r)	306	314
		2,484
ENERGY - 0.9%
Chesapeake Midstream Partners LP
5.88%, 04/15/21	857	881
6.13%, 07/15/22	946	972
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	1,344	1,230
Forum Energy Technologies Inc., 6.25%, 10/01/21 (r)	1,320	1,330
Hercules Offshore Inc., 7.50%, 10/01/21 (r)	308	308
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	1,000	957
Murphy Oil USA Inc., 6.00%, 08/15/23 (r)	402	400
Pacific Drilling SA, 5.38%, 06/01/20 (r)	642	626
Parker Drilling Co., 7.50%, 08/01/20 (r)	712	712
Penn Virginia Corp., 8.50%, 05/01/20	1,000	1,015
Penn Virginia Resource Partners LP, 6.50%, 05/15/21 (r)	1,119	1,056
Plains Exploration & Production Co., 6.88%, 02/15/23	1,000	1,072
Regency Energy Partners LP, 4.50%, 11/01/23 (r)	987	893
Seadrill Ltd., 5.63%, 09/15/17 (r)	750	758
		12,210
FINANCIALS - 0.3%
Allstate Corp., 5.75%, 08/15/53 (i)	1,000	975
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,112
SLM Corp., 5.50%, 01/15/19	2,000	1,981
		4,068
HEALTH CARE - 0.3%
Community Health Systems Inc., 8.00%, 11/15/19	714	749
HCA Inc., 8.50%, 04/15/19	1,000	1,075
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	1,029	1,058
Tenet Healthcare Corp., 6.00%, 10/01/20 (r)	570	583
VPII Escrow Corp., 6.75%, 08/15/18 (r)	1,000	1,070
		4,535
INDUSTRIALS - 0.6%
Aircastle Ltd., 6.25%, 12/01/19	1,026	1,085
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	1,000	1,005
Aviation Capital Group Corp., 3.88%, 09/27/16 (r)	1,346	1,354
Bombardier Inc.
4.25%, 01/15/16 (r)	446	463
6.13%, 01/15/23 (r)	585	585
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,527
ServiceMaster Co., 7.00%, 08/15/20	1,065	1,006
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,108
		8,133
INFORMATION TECHNOLOGY - 0.4%
First Data Corp., 7.38%, 06/15/19 (r)	483	508
Nielsen Co. Luxembourg SARL, 5.50%, 10/01/21 (r)	516	517
NXP BV
3.50%, 09/15/16 (r)	3,000	3,030
5.75%, 02/15/21 (r)	212	215
5.75%, 03/15/23 (r)	242	239
ViaSat Inc., 6.88%, 06/15/20	1,008	1,046
		5,555

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MATERIALS - 1.0%
Barrick Gold Corp., 4.10%, 05/01/23	2,013	1,774
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	2,222	2,244
Cemex SAB de CV, 5.00%, 10/15/18 (r)	3,000	3,024
Commercial Metals Co., 4.88%, 05/15/23	227	204
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	460	444
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (r)	1,000	1,000
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	36	33
3.88%, 03/15/23 (r)	1,396	1,288
Hexion US Finance Corp., 6.63%, 04/15/20	1,000	1,000
INEOS Group Holdings SA, 6.13%, 08/15/18 (r)	472	461
LYB International Finance BV, 4.00%, 07/15/23	566	561
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	1,005
Rock-Tenn Co., 3.50%, 03/01/20	227	225
TPC Group Inc., 8.75%, 12/15/20 (r)	955	977
		14,240
TELECOMMUNICATION SERVICES - 0.1%
Frontier Communications Corp., 7.63%, 04/15/24	328	328
Intelsat Luxembourg SA, 7.75%, 06/01/21 (r)	1,000	1,035
Lynx II Corp., 6.38%, 04/15/23 (r)	362	360
		1,723
UTILITIES - 0.1%
AES Corp., 7.38%, 07/01/21	1,000	1,100
Puget Energy Inc., 6.00%, 09/01/21	778	849
		1,949
Total Corporate Bonds and Notes (cost $79,114)		79,475

VARIABLE RATE SENIOR LOAN INTERESTS - 98.4% (i)
CONSUMER DISCRETIONARY - 27.8%
Acosta Inc. Term Loan D, 5.00%, 03/02/18	2,348	2,347
Advantage Sales and Marketing Inc. 1st Lien New Term Loan
4.25%, 12/17/17	127	127
4.25%, 12/17/17	5,167	5,173
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	1,945	1,885
Allison Transmission Inc. Term Loan
3.75%, 08/08/19	1,000	999
3.75%, 08/08/19	6,360	6,354
AMC Entertainment Inc Term Loan B, 3.50%, 04/30/20	3,119	3,098
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	2,985	2,987
Atlantic Broadband Finance LLC Term Loan, 3.25%, 11/30/19	1,287	1,273
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 07/29/17	1,405	1,376
6.50%, 07/29/17	717	702
AutoTrader.com Inc. Term Loan B, 4.00%, 12/15/16	473	477
Bally Technologies Inc. Term Loan B, 4.25%, 08/21/20	7,000	6,989
Bass Pro Group LLC Term Loan B
4.00%, 11/30/19	3,176	3,166
4.00%, 11/30/19	2,000	1,993
Bombardier Recreational Products Inc. Term Loan B, 5.00%, 01/31/19	5,771	5,756
Boyd Gaming Corp. Term Loan B
4.00%, 08/15/20	2,000	1,995
4.00%, 08/15/20	1,000	997
Bright Horizons Family Solutions LLC Term Loan B, 3.95%, 01/31/20	2,977	2,973
Burger King Corp. Term Loan B, 3.75%, 09/28/19	1,287	1,286
Capital Safety Group 1st Lien Term Loan, 6.25%, 12/30/19	2,222	2,222
Cedar Fair LP Term Loan, 3.25%, 02/20/20	1,493	1,492
Cequel Communications LLC New Term Loan B, 3.50%, 02/28/19	8,431	8,411
Cequel Communications LLC Term Loan
3.50%, 02/14/19	1,496	1,493
3.50%, 02/28/19	1,000	998
Charter Communications Operating LLC Term Loan E
2.25%, 04/25/20	1,000	988
3.00%, 04/25/20	9,975	9,856
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	473	467
Chrysler Group LLC Term Loan B, 4.25%, 05/24/17	4,957	4,987
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	270	253
Cinemark USA Inc. Term Loan B
3.21%, 12/30/19	402	403
3.21%, 12/30/19	406	407
3.21%, 12/30/19	232	233
3.21%, 12/30/19	576	577
Clarke American Corp. Term Loan B
5.25%, 06/30/17	137	135
5.25%, 06/30/17	575	567
5.25%, 06/30/17	370	365
5.25%, 06/30/17	156	154
Crossmark Holdings Inc. Term Loan, 4.50%, 12/21/19	2,486	2,455
CSC Holdings Inc. Term Loan, 2.70%, 04/25/20	8,000	7,901
Cumulus Media Inc. 1st Lien Term Loan B, 4.50%, 09/16/18	1,890	1,899
David’s Bridal Inc. Initial Term Loan, 5.00%, 10/08/19	2,985	2,986
DineEquity Inc. Term Loan B-2, 3.75%, 10/19/17	419	421
Dunkin’ Brands Inc. Term Loan B-3
3.75%, 02/14/20	4,089	4,077
3.75%, 02/14/20	4,287	4,275
5.00%, 02/14/20	3	3
Formula One Holdings Term Loan B-2
4.50%, 04/30/19	7,445	7,468
4.50%, 04/30/19	16	16
Four Seasons Hotels Limited 1st Lien Term Loan, 4.25%, 06/23/20	2,326	2,343
Four Seasons Hotels Limited 2nd Lien Term Loan, 6.25%, 12/23/20	1,968	2,007
FoxCo Acquisition LLC Replacement Term Loan B, 5.50%, 07/31/17	4,041	4,045
Freedom Group Inc. Term Loan, 5.50%, 04/19/19	2,470	2,475
Getty Images Inc. Initial Term Loan, 4.75%, 10/03/19	1,935	1,732
GNC Corp. Term Loan B, 3.75%, 03/02/18	3,914	3,917
Goodyear Engineered Products 1st Lien Term Loan
5.25%, 09/06/17	4,988	4,966
5.25%, 09/06/17	3,000	2,987
Great Wolf Resorts Inc. Term Loan B, 4.50%, 07/30/20	1,995	1,984
Gymboree Corp. 1st Lien Term Loan, 5.00%, 02/23/18	2,978	2,872

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Harrahs Operating Co. Inc. Extended Term Loan B, 4.44%, 01/28/18	798	708
Hilton Worldwide Inc. Term Loan B, 3.00%, 09/23/20	12,900	12,877
Hoyts Group Holdings LLC Term Loan, 4.00%, 05/21/20	1,995	1,985
Information Resources Inc. Term Loan, 4.75%, 09/26/20	1,664	1,664
J. Crew Group Inc. Term Loan B-1
4.00%, 03/07/18	1,365	1,359
4.00%, 03/07/18	1,493	1,485
4.00%, 03/07/18	2,993	2,978
Jarden Corp. Term Loan B-1, 2.75%, 09/30/20	8,412	8,397
Jo-Ann Stores Inc. Term Loan B, 4.00%, 03/18/18	2,492	2,489
Kabel Deutschland GmbH Extended Term Loan, 3.50%, 02/01/19	1,500	1,498
Kasima LLC Term Loan, 3.25%, 05/23/21	4,000	3,963
Landry’s Inc. Term Loan B, 4.75%, 04/24/18	2,974	2,992
LIN Television Corp. New Term Loan, 3.75%, 12/31/18	597	599
LIN Television Corp. Term Loan B, 3.75%, 12/31/18	140	141
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 08/14/20	2,950	2,931
Merlin Entertainments Group Term Loan, 4.02%, 07/01/19	3,000	3,004
MGM Resorts International Term Loan B, 3.50%, 12/20/19	10,258	10,205
Michaels Stores Inc. Term Loan
3.75%, 01/25/20	5,205	5,198
3.75%, 01/25/20	390	390
3.75%, 01/25/20	2,000	1,998
3.75%, 01/25/20	390	390
Neiman Marcus Group Inc. Term Loan, 4.00%, 05/16/18	7,016	7,005
NEP II Inc. Extended Term Loan, 4.75%, 01/20/20	1,985	1,989
Nexstar Broadcasting Group Inc. Term Loan B, 4.50%, 11/19/19	455	456
Nexstar Broadcasting Inc. Delayed Draw Term Loan, 4.50%, 11/19/19	192	193
Nexstar Broadcasting Inc. Term Loan B-2, 2.75%, 09/23/20	1,000	1,002
Nine Entertainment Corp. Term Loan
3.50%, 01/28/20	3,990	3,965
3.75%, 02/05/20	1,500	1,493
NPC International Inc. New Term Loan
4.50%, 12/28/18	587	588
4.50%, 12/28/18	404	404
OneStopPlus Group 1st Lien Term Loan, 4.44%, 02/04/20	2,985	2,989
Orbitz Worldwide Inc. Term Loan B, 4.50%, 09/20/17	975	977
Orbitz Worldwide Inc. Term Loan C-1, 5.75%, 03/20/19	810	812
OSI Restaurant Partners LLC Replacement Term Loan
3.50%, 10/23/19	224	222
3.50%, 10/23/19	7,044	7,002
Otter Products LLC Term Loan B, 5.25%, 04/29/19	2,963	2,970
Party City Holdings Inc. Extended Term Loan
4.25%, 07/23/19	1,980	1,972
4.25%, 07/23/19	253	252
4.25%, 07/23/19	1,768	1,761
4.25%, 07/23/19	2,048	2,040
4.25%, 07/23/19	252	251
Peninsula Gaming LLC Term Loan B, 4.25%, 11/20/17	3,605	3,611
Penn National Gaming Inc. Term Loan B, 3.75%, 07/14/18	852	851
PETCO Animal Supplies Inc. New Term Loan, 4.00%, 11/24/17	3,738	3,733
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 08/16/19	2,525	2,522
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/04/20	1,496	1,494
Playa Resorts Holdings BV Term Loan, 4.75%, 08/09/19	2,000	2,010
Quebecor Media Inc. Term Loan B-1, 3.25%, 07/29/20	4,000	3,962
Regal Cinemas Corp. Replacement Term Loan, 3.28%, 08/23/17	637	636
Regal Cinemas Corp. Term Loan, 3.28%, 08/23/17	282	281
Revlon Consumer Products Corp. Incremental Term Loan, 4.00%, 08/19/19	3,000	2,994
Roundy’s Inc. 1st Lien Term Loan, 5.75%, 02/24/19	893	873
Sabre Inc. Term Loan B, 5.25%, 02/19/19	2,447	2,445
Sabre Inc. Term Loan B-2, 4.50%, 02/19/19	3,000	2,981
Sage Products Holdings III LLC Replacement Term Loan, 4.25%, 12/31/19	919	922
Savers Inc. New Term Loan, 5.00%, 07/09/19	2,102	2,110
Saxon Enterprises LLC Term Loan, 5.42%, 02/12/19	2,985	2,986
Scientific Games Corp. Term Loan, 3.25%, 06/14/20	9,000	8,921
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/17/20	6,676	6,593
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20	833	830
Seminole Tribe of Florida Initial Term Loan, 3.00%, 04/26/20	3,291	3,279
ServiceMaster Co. Delayed Draw Term Loan, 4.25%, 01/31/17	1,000	973
ServiceMaster Co. Term Loan, 4.46%, 01/31/17	2,931	2,863
ServiceMaster Co. Term Loan C, 4.25%, 07/24/14	2,990	2,910
Sinclair Television Group Inc. Term Loan B, 3.00%, 04/09/20	2,488	2,482
SOURCECORP Inc. Term Loan, 5.25%, 04/30/18	998	1,002
SRAM LLC Term Loan
4.00%, 04/10/20	933	917
4.00%, 04/10/20	177	174
4.00%, 04/10/20	2,748	2,700
5.25%, 04/10/20	3	3
SRAM LLC Term Loan B, 5.25%, 04/10/20	42	41
Station GVR Acquisition LLC Term Loan B, 5.00%, 02/21/20	3,985	4,020
Tempur-Pedic International Inc. Term Loan B, 3.50%, 12/31/19	3,661	3,623
TI Group Automotive Systems LLC Term Loan B, 5.50%, 03/28/19	2,993	3,021
Tower Automotive Holdings USA LLC Term Loan, 4.75%, 04/23/20	998	998
Toys R Us Inc. Term Loan, 6.00%, 09/01/16	1,913	1,855
Tribune Co. Term Loan B, 4.00%, 12/21/19	1,985	1,983
Univision Communications Inc. 1st Lien Term Loan, 4.75%, 02/28/20	1,000	996
Univision Communications Inc. Converted Extended Term Loan, 4.75%, 02/28/20	4,887	4,867

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	1,761	1,739
Univision Communications Inc. New 1st Lien Term Loan, 4.50%, 02/28/20	5,480	5,450
UPC Financing Partnership Term Loan AH
3.25%, 06/21/21	3,000	2,981
3.25%, 06/30/21	5,883	5,846
ValleyCrest Cos. LLC Term Loan, 5.50%, 06/13/19	1,422	1,419
Visant Holding Corp. Term Loan B
5.25%, 12/22/16	41	39
5.25%, 12/22/16	1,183	1,145
Waddington North America Inc. Term Loan
4.50%, 05/30/20	1,053	1,051
4.50%, 05/30/20	1,939	1,936
8.50%, 11/24/20	1,000	1,006
WaveDivision Holdings LLC Term Loan, 5.50%, 08/08/19	2,581	2,577
Weather Channel Term Loan, 3.50%, 02/11/17	973	973
Weather Co. Term Loan
7.00%, 12/21/20	984	1,009
7.00%, 12/21/20	16	16
Weight Watchers International Inc. Initial Term Loan B-2, 3.75%, 04/02/20	6,970	6,815
Wendy’s International Inc. Term Loan B, 3.25%, 05/16/19	1,705	1,697
WideOpenWest Finance LLC Term Loan B
4.75%, 04/01/19	3,000	3,017
4.75%, 04/01/19	2,526	2,541
Windsor Quality Food Co. Ltd. Term Loan B, 5.07%, 02/09/17	622	622
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 07/06/20	3,000	2,984
Yankee Candle Co. Inc. Term Loan, 5.25%, 03/30/19	903	902
		387,611
CONSUMER STAPLES - 7.6%
Albertson’s LLC Delayed Draw Term Loan, 3.75%, 03/21/19	1,000	994
Albertson’s LLC Term Loan B-2, 4.75%, 05/21/19	3,333	3,323
ARAMARK Corp. Extended Term Loan
3.51%, 01/26/14	123	123
3.49%, 07/26/16	607	608
3.49%, 07/26/16	321	321
3.55%, 07/26/16	1,523	1,524
ARAMARK Corp. Term Loan, 3.50%, 07/26/16	72	72
ARAMARK Corp. Term Loan D, 4.00%, 09/01/19	6,000	6,002
Arysta LifeScience SPC LLC 1st Lien Term Loan, 4.50%, 05/22/20	6,384	6,366
Arysta LifeScience SPC LLC 2nd Lien Term Loan, 8.25%, 11/20/20	500	499
CSM Bakery Supplies Term Loan, 4.75%, 05/22/20	2,000	1,985
CTI Foods Holding Co. LLC 1st Lien Term Loan, 4.50%, 06/20/20	3,000	2,962
Del Monte Corp. New Term Loan B, 4.00%, 02/16/18	4,734	4,711
Dole Food Co. Term Loan
3.75%, 04/24/20	593	592
3.75%, 04/24/20	593	592
3.75%, 04/24/20	593	592
3.75%, 04/24/20	593	592
3.75%, 04/24/20	593	592
3.75%, 04/24/20	420	419
3.75%, 04/24/20	593	592
4.93%, 04/24/20	5	5
DS Waters Enterprises Inc. Term Loan, 5.25%, 08/19/20	1,000	1,007
HJ Heinz Co. Term Loan B-2, 3.50%, 04/05/20	18,953	18,993
Hostess Brands Inc. Term Loan
6.50%, 03/11/20	3,220	3,298
6.50%, 03/11/20	280	287
JBS USA LLC Incremental Term Loan, 3.75%, 09/22/20	3,000	2,962
Michael Foods Group Inc. Term Loan B, 4.25%, 02/25/18	1,536	1,541
Pinnacle Foods Finance LLC Term Loan G, 3.25%, 04/16/20	6,970	6,902
Pinnacle Foods Finance LLC Term Loan H, 2.50%, 04/29/20	2,000	1,977
Reynolds Group Holdings Inc. US Term Loan
4.75%, 09/26/18	1,853	1,855
4.75%, 09/26/18	1,132	1,133
4.75%, 09/26/18	2,141	2,143
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	2,000	2,003
Rite Aid Corp. Term Loan, 4.00%, 02/15/20	1,990	1,985
Roundy’s Supermarkets Inc. Term Loan B
5.75%, 02/08/19	879	860
5.75%, 02/08/19	1,196	1,170
Spectrum Brands Inc. Initial Term Loan, 4.50%, 11/16/19	2,682	2,689
Sprectrum Brands Inc. Term Loan
3.50%, 08/13/19	807	806
3.50%, 08/13/19	2,000	1,997
Sprouts Farmers Markets Holdings LLC 1st Lien Term Loan, 4.50%, 04/26/20	1,543	1,541
Sun Products Corp. Term Loan B, 6.50%, 03/23/20	2,985	2,900
SUPERVALU Inc. New Term Loan, 5.00%, 03/21/19	5,469	5,449
Tomkins Air Distribution 1st Lien Term Loan, 5.25%, 11/09/18	1,935	1,940
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	6,983	6,935
		105,839
ENERGY - 3.4%
Alinta Energy U.S. Finance LLC Senior Term Loan Loan, 6.37%, 08/15/19	3,754	3,596
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/25/20	2,985	2,843
Covanta Energy Corp. Replacement Term Loan, 3.50%, 03/28/19	1,481	1,487
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	4,000	4,035
Energy Transfer Equity LP Term Loan, 3.75%, 03/21/17	1,350	1,354
EP Energy LLC Incremental Term Loan, 4.50%, 04/24/19	1,481	1,479
EquiPower Resources Holdings LLC 1st Lien Term Loan, 6.50%, 12/20/18	2,106	2,109
Equipower Resources Holdings LLC Term Loan C, 3.25%, 12/21/18	2,000	2,003
Fieldwood Energy LLC 1st Lien Term Loan, 2.88%, 09/28/18	2,100	2,096
Fieldwood Energy LLC 2nd Lien Term Loan, 7.13%, 09/24/20	1,100	1,096
Oxbow Carbon LLC 2nd Lien Term Loan, 8.00%, 01/19/20	1,000	1,020
Oxbow Carbon LLC Term Loan B, 4.25%, 07/19/19	2,963	2,965
Pacific Drilling SA Term Loan, 4.50%, 06/03/18	3,990	4,003

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Peabody Energy Corp. Term Loan
4.25%, 09/20/20	2,000	1,977
4.25%, 09/20/20	3,000	2,966
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/21/19	4,000	3,840
Ruby Pipeline Holding Co. LLC Term Loan
3.50%, 03/27/20	2,547	2,531
3.50%, 03/27/20	372	370
Samson Investment Co. 2nd Lien Term Loan, 6.00%, 09/25/18	2,650	2,650
Sheridan Production Partners I-A LP Term Loan B-2, 5.00%, 10/05/19	433	433
Sheridan Production Partners I-M LP Term Loan B-2, 5.00%, 10/05/19	264	264
Vantage Delware Holdings LLC Term Loan, 5.75%, 03/28/19	1,990	2,012
		47,129
FINANCIALS - 6.0%
American General Finance Corp. Term Loan
5.50%, 05/06/17	2,001	2,002
5.50%, 05/10/17	3,000	3,001
AmWINS Group Inc. Term Loan, 5.00%, 09/06/19	3,577	3,591
Asurion LLC Incremental Term Loan, 3.50%, 06/20/20	2,707	2,614
Asurion LLC Term Loan, 4.50%, 05/24/19	7,612	7,535
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	1,000	1,020
Capital Automotive LP Term Loan B, 4.00%, 04/19/19	6,421	6,418
CB Richard Ellis Services Inc. Term Loan B, 2.94%, 03/28/21	464	464
CNO Financial Group Inc. Term Loan B-2, 5.00%, 09/28/18	1,854	1,858
Cooper Gay Swett & Crawford Term Loan, 5.00%, 04/15/20	499	495
Cunningham Lindsey U.S. Inc. Term Loan, 5.00%, 10/18/19	2,489	2,470
Duff & Phelps Corp. 1st Lien Term Loan, 4.50%, 03/28/20	1,000	1,003
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	333	332
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan
4.25%, 07/17/20	3,092	3,096
4.25%, 07/17/20	8	8
HarbourVest Partners LP 1st Lien Term Loan, 4.75%, 11/19/17	1,668	1,678
Hub International Holdings Inc. Term Loan B, 3.69%, 06/13/17	3,935	3,939
HUB International Ltd. Term Loan B, 4.75%, 09/17/20	1,000	1,000
iPayment Inc. Term Loan B, 5.75%, 05/08/17	680	653
LPL Holdings Inc. Incremental Term Loan B, 3.25%, 03/29/19	3,950	3,913
Mondrian Investment Partners Ltd. Term Loan B, 4.00%, 07/12/18	877	879
National Financial Partners Corp. Term Loan B, 5.25%, 06/25/20	3,000	3,020
Nuveen Investments Inc. 1st Lien Term Loan B, 4.19%, 05/07/17	7,000	6,910
Nuveen Investments Inc. 2nd Lien Term Loan, 6.50%, 02/17/19	2,500	2,479
Realogy Corp. Extended Term Loan, 4.51%, 10/10/16	72	72
Realogy Corp. Term Loan B, 4.50%, 03/01/20	6,598	6,631
Sheridan Investment Partners I LLC Term Loan B-2, 5.00%, 10/05/19	3,265	3,265
Springleaf Finance Corp. Term Loan, 4.75%, 09/30/19	5,080	5,078
StoneRiver Holdings Inc. 1st Lien Term Loan
4.50%, 11/30/19	1,025	1,018
4.50%, 11/30/19	66	66
4.50%, 11/30/19	219	217
4.50%, 11/30/19	591	586
4.50%, 11/30/19	99	98
StoneRiver Holdings Inc. 2nd Lien Term Loan
8.50%, 05/29/20	148	150
8.50%, 05/29/20	25	25
8.50%, 05/29/20	256	260
8.50%, 05/29/20	17	17
8.50%, 05/29/20	55	55
TCW Group Inc. Term Loan, 4.00%, 12/27/20	1,294	1,297
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	1,308	1,284
USI Inc. Term Loan, 5.25%, 12/19/19	2,928	2,932
		83,429
HEALTH CARE - 12.3%
Alere Inc. Term Loan B, 4.50%, 06/30/17	1,965	1,972
Alliance HealthCare Services Inc. Delayed Draw Term Loan, 4.25%, 06/03/19	381	380
Alliance HealthCare Services Inc. Term Loan, 4.25%, 06/03/19	1,614	1,612
Ardent Medical Services Inc. Term Loan, 6.75%, 05/02/18	2,581	2,587
ATI Holdings Inc. 1st Lien Term Loan, 5.75%, 02/01/20	993	1,000
Aveta Inc. Term Loan
9.75%, 10/23/17	874	875
9.75%, 10/23/17	636	637
Axcan Intermediate Holdings Inc. Term Loan
5.50%, 02/11/17	247	247
5.50%, 02/11/17	384	384
5.50%, 02/11/17	—	—
5.50%, 02/11/17	3,561	3,560
Biomet Inc. Incremental Term Loan, 3.75%, 07/25/17	7,985	8,009
Capsugel Holdings US Inc. Incremental Term Loan, 3.50%, 08/01/18	5,000	4,966
Catalent Pharma Solutions Inc. Term Loan, 5.25%, 09/15/17	985	986
Community Health Systems Delayed Draw Term Loan
3.78%, 01/25/17	5,775	5,767
3.78%, 01/25/17	154	154
Convatec Inc. Dollar Term Loan, 5.75%, 12/22/16	2,847	2,856
DaVita HealthCare Partners Inc. Term Loan B, 4.50%, 10/20/16	1,945	1,952
DaVita HealthCare Partners Inc. Term Loan B-2, 4.00%, 08/24/19	1,701	1,705
Emdeon Business Services LLC Term Loan
3.75%, 11/17/18	959	956
3.75%, 11/17/18	4,101	4,092
3.75%, 11/17/18	149	149
3.75%, 11/17/18	218	218
3.75%, 11/17/18	1,518	1,514
Emergency Medical Services Corp. Term Loan
4.00%, 05/05/18	2,683	2,677
4.00%, 05/05/18	318	317
4.00%, 05/05/18	1,304	1,301
Endo Pharmaceutical Holdings Inc. Term Loan B, 4.00%, 06/15/18	86	86

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Envision Acquisition Co. 2nd Lien Term Loan, 8.75%, 09/23/21	276	275
Envision Acquisition Co. Term Loan, 5.75%, 09/23/20	2,500	2,483
Gentiva Health Services Inc. Term Loan B-1, 4.75%, 08/17/16	654	654
Grifols Inc. New U.S. Term Loan B, 4.25%, 06/01/17	1,958	1,965
Harlan Sprague Dawley Inc. Term Loan, 3.71%, 07/11/14	1,923	1,625
Harvard Drug Group Term Loan, 5.00%, 08/16/20	500	501
HCA Inc. Term Loan B-4, 2.94%, 05/01/18	9,500	9,474
Health Management Associates Inc. Term Loan B, 3.50%, 11/18/16	4,559	4,553
Heartland Dental Care LLC 1st Lien Term Loan, 6.25%, 12/19/18	1,935	1,936
Hologic Inc. New Term Loan B, 3.75%, 08/02/19	1,309	1,309
IASIS Healthcare LLC Term Loan B, 4.50%, 02/20/20	3,933	3,933
Inventiv Health Inc. Term Loan B, 4.75%, 08/02/16	1,061	1,021
Jazz Pharmaceuticals Inc. Term Loan, 3.50%, 06/06/18	1,500	1,496
Kindred Healthcare Inc. Term Loan B-1
4.25%, 06/01/18	2,613	2,601
4.25%, 06/01/18	379	377
Kinetic Concepts Inc. Term Loan D-1
4.50%, 05/04/18	1,000	1,004
4.50%, 05/04/18	4,747	4,767
LifePoint Hospitals Inc. Term Loan B, 2.71%, 07/27/17	1,290	1,294
Multiplan Inc. Term Loan
4.75%, 08/26/17	1,000	1,001
4.75%, 08/26/17	1,339	1,340
Multiplan Inc. Term Loan B-1, 4.00%, 08/13/17	5,065	5,069
NBTY Inc. Term Loan
3.50%, 10/01/17	1,655	1,653
3.50%, 10/01/17	197	197
3.50%, 10/01/17	132	131
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	5,844	5,862
Onex Carestream Finance LP Term Loan, 9.50%, 12/05/19	2,000	1,982
Par Pharmaceutical Companies Inc. Term Loan B-1, 4.25%, 09/28/19	2,500	2,487
Par Pharmaceuticals Cos. Inc. Term Loan B, 5.00%, 09/17/19	3,968	3,947
PTS Acquisition Corp. Dollar Term Loan, 4.24%, 09/06/16	3,922	3,921
Quintiles Transnational Corp. Term Loan B-1, 4.50%, 06/08/18	348	348
Quintiles Transnational Corp. Term Loan B-2, 4.50%, 06/08/18	5,832	5,833
Radnet Management Inc. Add-On Term Loan
5.50%, 10/12/18	3,566	3,568
5.50%, 10/12/18	9	9
Royalty Pharma Term Loan
4.00%, 05/09/18	1,202	1,206
4.00%, 11/09/18	979	979
Select Medical Corp. Term Loan B
4.00%, 06/15/18	738	739
4.00%, 06/15/18	237	237
4.00%, 06/15/18	5	5
4.00%, 06/15/18	—	—
4.00%, 06/15/18	1	1
5.42%, 06/15/18	1	1
Sheridan Holdings Inc. Incremental Term Loan, 4.50%, 06/29/18	2,481	2,484
Surgical Care Affiliates LLC Extended Term Loan, 4.25%, 06/30/16	965	964
Surgical Care Affiliates LLC Term Loan C, 4.25%, 06/30/18	1,995	1,992
Team Health Inc. Term Loan B, 5.00%, 06/29/18	1,466	1,455
U.S. Renal Care Inc. 1st Lien Term Loan, 5.25%, 07/03/19	2,985	3,015
United Surgical Partners International Inc. 1st Lien Term Loan, 7.00%, 03/30/19	2,295	2,302
United Surgical Partners International Inc. New Term Loan B, 7.00%, 03/30/19	663	665
Universal Health Services Inc. Term Loan B, 2.45%, 11/15/16	962	962
Universal Health Services Term Loan B, 2.44%, 11/15/16	889	889
Valeant Pharmaceuticals International Inc. Term Loan
3.75%, 02/13/19	4,000	3,992
3.75%, 02/13/19	1,475	1,472
3.75%, 12/11/19	988	988
Valeant Pharmaceuticals International Inc. Term Loan B, 4.50%, 07/08/20	3,474	3,491
Vanguard Health Systems Term Loan B, 3.75%, 01/26/16	6,135	6,125
Warner Chilcott Co. Inc. Additional Term Loan B-1
4.25%, 03/15/18	1,567	1,566
4.25%, 03/15/18	196	196
Warner Chilcott Co. Inc. Term Loan B-1
4.25%, 03/15/18	3,600	3,596
4.25%, 03/17/18	450	449
Warner Chilcott Co. Inc. Term Loan B-3, 4.25%, 03/15/18	2,830	2,827
WC Luxco S.a.r.l. Term Loan B-3, 4.25%, 03/15/18	354	354
		172,527
INDUSTRIALS - 13.9%
ADS Waste Holdings Inc. Term Loan B, 4.25%, 10/09/19	5,965	5,958
Affinia Group Inc. Term Loan B-2, 4.75%, 04/12/20	499	499
AlixPartners LLP Term Loan B-2, 5.00%, 07/01/20	3,178	3,210
Allegion US Holding Co. Inc. Term Loan B, 2.25%, 12/25/20	2,500	2,502
Allflex Holdings Inc. Term Loan
4.25%, 06/15/20	3,000	3,006
7.27%, 06/15/21	1,000	1,012
Alliance Laundry Systems Term Loan B
5.50%, 12/07/18	905	905
4.50%, 02/11/19	2,500	2,501
Allison Transmission Inc. New Term Loan B, 3.20%, 08/07/17	3,148	3,147
American Airlines Inc. Term Loan B, 4.75%, 09/21/19	4,988	4,945
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/15/20	3,000	2,974
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 01/31/20	1,985	1,985
Avis Budget Car Rental LLC Term Loan B, 3.00%, 06/15/19	3,487	3,472
AWAS Aviation Capital Ltd. Term Loan, 3.50%, 07/01/18	2,214	2,214

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
BakerCorp Replacement Term Loan, 4.25%, 02/20/20	2,985	2,940
Belden Inc. Term Loan, 2.50%, 09/25/20	2,000	2,000
Berry Plastics Corp. Term Loan D, 3.50%, 02/15/20	8,965	8,860
BOC Edwards Term Loan, 4.75%, 03/21/20	2,709	2,706
Brickman Group Holdings Inc. Term Loan, 4.00%, 09/28/18	2,310	2,307
Capsugel Holdings US Inc. Term Loan, 4.75%, 08/01/18	1,795	1,783
Ceridian Corp. Extended Term Loan, 4.43%, 05/09/17	4,000	3,997
Coinmach Corp. Term Loan, 4.25%, 11/15/19	3,000	2,989
Delta Airlines Inc. Term Loan B-1, 4.00%, 10/18/18	4,527	4,535
Dematic SA Term Loan, 5.25%, 12/28/19	1,935	1,942
Ducommun Inc. Term Loan B, 5.50%, 06/24/17	1,106	1,115
DuPont Performance Coatings Inc. Term Loan, 4.75%, 01/30/20	9,960	9,988
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	2,059	2,055
Emerald Expositions Holdings Inc. Term Loan, 5.50%, 06/17/20	1,995	2,004
EnergySolutions LLC Term Loan B, 6.25%, 08/10/16	1,631	1,639
Evertec Group LLC Term Loan B, 3.50%, 04/25/20	3,000	2,887
FleetPride Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,935	1,863
FleetPride Inc. 2nd Lien Term Loan, 9.25%, 05/18/20	2,000	1,844
Gardner Denver Inc. Dollar Term Loan, 4.25%, 07/31/20	9,000	8,904
Generac Power Systems Inc. New Term Loan, 3.50%, 05/12/20	5,107	5,078
Genesys Term Loan, 6.75%, 01/25/19	796	792
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	7,957	7,878
Harbor Freight Tools USA Inc. New Term Loan, 3.75%, 07/26/19	993	998
Hertz Corp. New Term Loan, 3.00%, 03/11/18	2,345	2,340
Huntington Ingalls Industries Inc. Term Loan A, 2.75%, 03/11/16	544	545
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	3,167	3,160
KAR Auction Services Inc. Incremental Term Loan, 3.75%, 05/12/17	1,914	1,917
Kenan Advantage Group Inc. Term Loan, 3.75%, 06/11/16	869	872
MEI Conlux Holdings Term Loan, 5.00%, 08/18/20	2,000	1,999
Milacron LLC Term Loan, 4.25%, 03/28/20	498	495
Minimax Viking Term Loan, 4.50%, 08/07/20	2,000	2,001
Nortek Inc. Incremental Term Loan, 5.25%, 04/26/17	399	399
On Assignment Inc. Term Loan B, 3.50%, 05/08/20	1,911	1,904
Progressive Waste Solutions Ltd. Term Loan B, 5.00%, 11/01/19	1,294	1,291
Protection One Inc. Term Loan, 5.50%, 03/17/19	3,214	3,222
RBS Global Inc. and Rexnord Corp. Term Loan B
4.00%, 08/23/20	2,000	1,975
4.00%, 08/23/20	9,541	9,422
Schaeffler AG Term Loan C, 4.25%, 02/28/20	1,340	1,344
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 4.25%, 06/08/18	3,990	3,986
Sedgwick CMS Holdings Inc. 2nd Lien Term Loan, 8.00%, 12/14/18	1,250	1,271
Sensus Metering Systems Inc. 1st Lien Term Loan, 4.75%, 05/09/17	1,222	1,209
Sequa Corp. Term Loan, 5.25%, 06/19/17	3,280	3,288
Spotless Holdings Term Loan, 8.75%, 03/22/19	333	335
Spotless Holdings Term Loan B, 5.00%, 09/27/18	2,400	2,404
Swift Transportation Co. Inc. Term Loan B-2
4.00%, 12/21/17	1,039	1,041
4.00%, 12/21/17	178	178
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	9,156	9,109
TransUnion LLC Replacement Term Loan, 4.25%, 02/10/19	3,330	3,341
TriMas Corp. Term Loan B, 3.75%, 10/11/19	483	483
TriNet HR Corp. Term Loan B-2, 5.00%, 08/14/20	3,000	2,951
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,945	1,951
Unifrax I LLC New Term Loan, 4.19%, 11/28/18	993	991
United Air Lines Inc. Term Loan, 4.00%, 04/01/19	3,990	4,005
US Airways Inc. Term Loan B-1, 4.25%, 05/22/19	2,000	1,986
US Infrastructure Term Loan, 4.75%, 07/10/20	1,995	1,988
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,089	1,089
		193,926
INFORMATION TECHNOLOGY - 11.5%
Activision Blizzard Inc. Term Loan B, 2.50%, 09/08/20	8,000	7,987
Aeroflex Inc. New Term Loan B, 4.50%, 11/14/19	2,538	2,551
Alcatel-Lucent USA Inc. 1st Lien Term Loan, 7.25%, 01/30/19	2,978	2,997
Ancestry.com Inc. Term Loan B
7.00%, 02/28/18	1,692	1,699
7.00%, 03/28/18	2,452	2,463
Arris Group Inc. Term Loan, 3.25%, 02/13/20	4,988	4,942
Attachmate Corp. 1st Lien Term Loan, 7.25%, 11/15/17	3,980	3,978
BMC Software Finance Inc. Term Loan
5.00%, 08/15/20	2,000	1,999
5.00%, 08/15/20	9,300	9,295
CCC Information Services Inc. New Term Loan, 4.00%, 12/20/19	997	993
CCC Information Services Inc. Term Loan
5.25%, 12/20/19	34	34
5.25%, 12/20/19	931	927
CDW LLC Incremental Term Loan, 3.50%, 04/24/20	1,000	982
CDW LLC Term Loan
3.50%, 04/24/20	1,000	982
3.50%, 04/24/20	7,970	7,828
Commscope Inc. Term Loan, 3.75%, 01/14/18	2,449	2,454
Compucom Systems Inc. Term Loan B, 4.25%, 05/07/20	1,000	980
Dell Inc. Term Loan B, 3.50%, 09/25/20	10,000	9,816
DG FastChannel Inc. Term Loan B, 5.75%, 07/31/18	2,592	2,561
DigitalGlobe Inc. Term Loan, 3.75%, 01/31/20	498	497
Epicor Software Corp. Term Loan B, 5.00%, 05/15/18	2,450	2,448
First Data Corp. New Dollar Term Loan, 4.19%, 04/30/17	3,121	3,089
First Data Corp. New Term Loan B, 4.19%, 09/24/18	1,000	989

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
First Data Corp. Term Loan, 4.21%, 03/24/18	7,697	7,614
First Data Corp. Term Loan B-3, 5.20%, 03/24/17	7	7
Freescale Semiconductor Inc. Extended Term Loan B
5.00%, 02/12/20	4,975	4,990
5.00%, 02/12/20	1,000	1,003
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	3,000	3,001
Genpact International Inc. Term Loan
4.25%, 08/17/19	1,563	1,560
4.25%, 08/17/19	925	923
Go Daddy Group Inc. Term Loan
4.25%, 10/05/18	2,000	1,995
4.25%, 10/05/18	500	499
Go Daddy Group Inc. Term Loan B-1, 7.00%, 10/05/18	983	980
IMS Health Inc. Term Loan B
3.75%, 09/01/17	3,146	3,141
3.75%, 09/01/17	3,639	3,633
3.75%, 09/01/17	965	963
Infor Inc. Term Loan, 3.75%, 05/23/20	493	488
Infor Inc. Term Loan B-2, 5.25%, 04/05/18	4,202	4,219
Ion Trading Technologies S.A.R.L. 1st Lien Term Loan, 4.50%, 05/21/20	1,995	1,991
Ion Trading Technologies S.A.R.L. 2nd Lien Term Loan, 8.25%, 05/21/21	1,000	999
iPayment Inc. Term Loan B, 5.75%, 05/08/17	15	14
Kronos Inc. 1st Lien Term Loan, 5.50%, 10/25/19	2,580	2,576
Microsemi Corp. New Term Loan, 4.00%, 02/17/18	3,105	3,101
Misys Plc Term Loan, 7.25%, 12/01/18	2,129	2,126
MoneyGram International Inc. Term Loan, 4.25%, 03/26/20	3,980	3,975
NXP Funding LLC Term Loan C, 4.75%, 01/11/20	993	1,001
Rovi Corp. Term Loan, 3.50%, 03/29/19	1,842	1,826
Rovi Corp. Term Loan A, 2.82%, 02/07/16	419	418
RP Crown Parent LLC 1st Lien Term Loan, 6.75%, 12/19/18	3,548	3,568
Sensata Technologies BV Term Loan B, 4.00%, 05/12/18	733	734
Skillsoft Corp. New Term Loan, 5.00%, 05/26/17	1,723	1,728
SS&C Technologies Inc. Term Loan B-1, 3.50%, 06/10/19	1,138	1,138
SS&C Technologies Inc. Term Loan B-2, 3.50%, 06/10/19	118	118
SunGard Data Systems Inc. Term Loan D, 4.50%, 12/17/19	496	501
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/08/20	3,948	3,955
SurveyMonkey.com LLC Term Loan, 5.50%, 02/07/19	2,985	2,993
Syniverse Holdings Inc. Term Loan B, 4.00%, 04/23/19	1,939	1,929
Transaction Network Services Inc. Initial Term Loan, 5.00%, 02/14/20	3,852	3,876
Transfirst Holdings Inc. 1st Lien Term Loan B, 6.25%, 12/27/17	645	645
Verifone Systems Inc. Term Loan A, 2.69%, 12/08/16	1,973	1,960
Verifone Systems Inc. Term Loan B, 4.25%, 12/28/18	369	368
Verint Systems Inc. New Term Loan, 4.00%, 06/14/19	2,388	2,393
Websense Inc. 1st Lien Term Loan, 4.50%, 06/25/20	1,496	1,494
Websense Inc. 2nd Lien Term Loan, 8.25%, 12/25/20	1,500	1,494
West Corp. Term Loan B-8
3.75%, 06/30/18	3,200	3,197
3.75%, 06/30/18	1,010	1,009
WorldPay Ltd. Term Loan, 4.75%, 04/26/19	2,000	2,007
		160,641
MATERIALS - 8.0%
AI Chem & Cy US AcquisCo Inc. 1st Lien Term Loan
4.50%, 06/28/19	2,658	2,657
4.50%, 06/28/19	342	341
AI Chem & Cy US AcquisCo Inc. 2nd Lien Term Loan, 8.25%, 03/28/20	250	256
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,481	1,402
AZ Chem U.S. Inc. Term Loan, 7.25%, 12/19/17	1,041	1,049
BWAY Holding Co. Term Loan, 4.50%, 08/31/17	3,871	3,879
CeramTec Term Loan B-1
4.25%, 07/30/20	713	714
4.25%, 07/30/20	70	70
4.25%, 07/30/20	217	217
Chemtura Corp. Term Loan, 5.50%, 08/25/16	189	190
Consolidated Container Co. LLC Term Loan B, 5.00%, 07/03/19	1,980	1,989
CPG International Inc. Term Loan, 5.00%, 09/30/20	3,000	2,985
Fairmount Minerals Ltd. Term Loan B-2, 5.00%, 09/03/19	5,000	5,005
Fortescue Metals Group Ltd. Term Loan
5.25%, 10/15/17	7,942	7,961
5.25%, 10/15/17	2,000	2,005
General Chemical Holding New Term Loan B
5.00%, 10/06/15	1,453	1,454
5.00%, 10/06/15	4	4
Houghton International Inc. 1st Lien Term Loan, 5.25%, 12/13/19	2,289	2,273
Houghton International Inc. 2nd Lien Term Loan, 9.50%, 12/20/20	1,000	1,001
INEOS US Finance LLC Term Loan B, 4.00%, 05/04/18	11,441	11,304
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,614	1,616
Kranson Industries Inc. Term Loan, 5.50%, 04/30/18	1,980	1,977
MacDermid Inc. 1st Lien Term Loan, 4.00%, 06/05/20	3,990	3,970
MRC Global Inc. Term Loan B, 6.00%, 10/24/19	1,935	1,943
Multi Packaging Solutions Inc. Term Loan, 4.25%, 08/05/20	1,000	1,002
NewPage Corp. Term Loan, 8.75%, 11/15/18	1,985	2,013
Novelis Inc. Extended Term Loan, 3.75%, 03/10/17	2,272	2,270
Omnova Solutions Inc. Extended Term Loan, 4.25%, 05/01/18	1,945	1,948
Oxea Finance & Cy SCA Term Loan B, 4.25%, 02/01/20	3,000	2,970
Pact Group Term Loan B, 3.75%, 05/22/20	4,489	4,410
PQ Corp. Extended Term Loan
4.50%, 08/07/17	130	131
4.50%, 08/07/17	3,153	3,161

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Quikrete Holdings Inc. 1st Lien Term Loan, 3.00%, 09/30/20	6,000	5,995
Quikrete Holdings Inc. 2nd Lien Term Loan, 6.00%, 03/30/21	500	508
Royal Adhesives & Sealants LLC 1st Lien Term Loan, 5.50%, 07/30/18	2,000	2,015
Sealed Air Corp. Term Loan B-1, 4.00%, 10/03/18	319	320
Tamino Global Chemical Corp. Term Loan B-2, 4.25%, 02/15/19	1,580	1,585
Tank Holdings Corp. Term Loan, 4.25%, 07/06/19	1,532	1,524
Tata Chemicals North America Inc. Term Loan, 3.75%, 08/15/20	499	497
Tronox Inc. Term Loan, 4.50%, 03/22/20	4,046	4,063
Tube City IMS Corp. Term Loan, 5.75%, 03/20/19	1,970	1,970
U.S. Silica Co. Term Loan, 4.00%, 07/23/20	4,988	4,973
Univar Inc. Term Loan B
5.00%, 06/30/17	1,689	1,626
5.00%, 06/30/17	1,293	1,245
5.00%, 06/30/17	206	199
5.00%, 06/30/17	3,564	3,432
5.00%, 06/30/17	1,984	1,910
Walter Energy Inc. Term Loan B
4.00%, 03/04/18	686	657
4.00%, 03/04/18	409	392
4.00%, 03/04/18	815	781
4.00%, 03/04/18	479	459
4.00%, 04/01/18	242	232
Wilsonart LLC Term Loan
4.00%, 10/31/19	2,000	1,975
4.00%, 10/31/19	1,975	1,950
		112,475
TELECOMMUNICATION SERVICES - 6.5%
Alaska Communications Inc. Term Loan, 5.50%, 10/21/16	1,581	1,566
Avaya Inc. Term Loan B-3, 6.95%, 10/26/17	497	444
Avaya Inc. Term Loan B-5, 8.00%, 03/31/18	1,983	1,875
Cincinnati Bell Inc. Term Loan B
4.00%, 08/20/20	1,333	1,324
4.00%, 08/20/20	1,333	1,324
4.00%, 08/20/20	1,333	1,324
Crown Castle Operating Corp. New Term Loan B, 3.25%, 01/31/19	10,943	10,799
Global Tel*Link Corp. 1st Lien Term Loan, 5.00%, 05/20/20	2,725	2,685
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	973
Hargray Communications Group Inc. 1st Lien Term Loan B, 4.75%, 06/24/19	2,993	2,998
Intelsat Jackson Holdings SA Term Loan B-1, 4.50%, 04/02/18	9,965	9,972
IPC Information Systems LLC 1st Lien Term Loan, 2.49%, 07/31/17	1,908	1,861
IPC Information Systems LLC Term Loan C, 7.75%, 07/31/17	993	969
Level 3 Communications Inc. Term Loan, 4.00%, 01/14/20	7,000	6,985
Level 3 Communications Inc. Term Loan B-3, 4.00%, 08/01/19	500	499
Level 3 Communications Term Loan, 4.00%, 01/14/20	3,000	2,994
Level 3 Financing Inc. Term Loan B-2, 4.75%, 08/01/19	3,000	2,994
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	2,970	2,968
NTELOS Inc. Extended Term Loan B, 5.75%, 11/09/19	1,700	1,690
Presidio Inc. 1st Lien Term Loan, 5.75%, 03/31/17	1,634	1,628
SBA Senior Finance II LLC Incremental Term Loan B, 3.75%, 09/19/19	183	183
SBA Senior Finance II LLC Term Loan, 3.75%, 06/30/18	724	724
Securus Investment Holdings LLC Term Loan, 4.75%, 04/26/20	3,000	2,944
Syniverse Holdings Inc. Term Loan, 5.00%, 04/23/19	2,400	2,392
Telesat Canada US Term Loan B
4.25%, 03/26/19	7,966	7,917
4.25%, 03/26/19	3,000	2,981
TW Telcom Holdings Inc. Term Loan, 2.70%, 04/17/20	867	872
Virgin Media Investment Holdings Ltd. Term Loan B, 3.50%, 02/22/20	2,000	1,987
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 02/22/20	6,000	5,961
Windstream Corp. Term Loan B-3
4.00%, 08/15/19	2,699	2,694
4.00%, 08/15/19	2,000	1,997
Windstream Corp. Term Loan B-4, 3.50%, 01/23/20	2,384	2,373
		90,897
UTILITIES - 1.4%
AES Corp. Replacement Term Loan, 5.00%, 06/08/18	1,521	1,528
Calpine Corp. Term Loan, 4.00%, 03/07/18	5,952	5,953
Calpine Corp. Term Loan B-1, 3.00%, 05/03/20	998	974
Calpine Corp. Term Loan B-2
4.50%, 04/01/18	1,474	1,474
3.25%, 01/03/22	998	980
Calpine Corp. Term Loan B-3, 4.50%, 10/05/19	495	494
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18	7,429	7,374
SunCoke Energy Inc. Incremental Term Loan B, 4.00%, 07/26/18	453	449
		19,226
Total Variable Rate Senior Loan Interests (cost $1,377,479)		1,373,700

SHORT TERM INVESTMENTS - 6.9%

Investment Company - 6.9%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	96,681	96,681
Total Short Term Investments (cost $96,681)		96,681
Total Investments - 111.0% (cost $1,553,274)		1,549,856
Other Assets and Liabilities, Net - (11.0%)		(153,497)
Total Net Assets - 100.0%		$1,396,359

JNL/PPM America High Yield Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.3%
Ahold Lease Pass-Through Trust, 7.82%, 01/02/20 (k)	$1,135	$1,274
Banc of America Commercial Mortgage Trust REMIC, 5.68%, 07/10/46	1,305	1,434

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.90%, 09/11/38 (i)	1,000	1,040
5.64%, 12/11/40 (i)	6,314	5,716
5.92%, 06/11/50 (i)	359	405
Citigroup Commercial Mortgage Trust REMIC
5.88%, 12/10/49 (i)	1,905	2,116
5.88%, 12/10/49 (i)	3,060	2,799
COBALT CMBS Commercial Mortgage Trust REMIC, 5.29%, 08/15/48	4,000	2,661
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	2,121	2,174
5.50%, 10/29/20	2,182	2,182
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16	1,000	1,035
7.75%, 12/17/19 (e)	1,182	1,353
GS Mortgage Securities Trust REMIC, 5.62%, 11/10/39	5,054	4,833
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	8,276	7,573
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.04%, 10/15/42 (i)	1,623	1,667
6.06%, 04/15/45 (i)	5,000	4,995
5.46%, 01/15/49 (i)	852	856
6.20%, 02/15/51 (i)	1,011	911
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.09%, 06/12/46 (i)	515	563
Wachovia Bank Commercial Mortgage Trust REMIC
5.56%, 12/15/44 (i)	886	883
6.17%, 05/15/46 (i)	5,000	5,023
5.37%, 11/15/48 (i)	5,000	4,553
Total Non-U.S. Government Agency Asset-Backed Securities (cost $52,380)		56,046

CORPORATE BONDS AND NOTES - 86.0%

CONSUMER DISCRETIONARY - 22.1%
Allbritton Communications Co., 8.00%, 05/15/18	2,929	3,152
AMC Networks Inc., 4.75%, 12/15/22	8,063	7,539
American Greetings Corp., 7.38%, 12/01/21	3,934	3,845
Ascent Capital Group Inc., 4.00%, 07/15/20 (y)	2,000	2,103
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	6,823
BC Mountain LLC, 7.00%, 02/01/21 (e) (r)	8,779	8,713
Beazer Homes USA Inc., 7.50%, 09/15/21 (r)	18,382	17,922
Boyd Gaming Corp., 9.00%, 07/01/20 (e)	5,273	5,721
Caesars Entertainment Operating Co. Inc.
10.75%, 02/01/16	1,000	865
10.00%, 12/15/18	2,000	1,050
9.00%, 02/15/20 (e)	17,674	16,614
Carmike Cinemas Inc., 7.38%, 05/15/19	1,238	1,334
CCO Holdings LLC
5.25%, 09/30/22 (e)	3,000	2,775
5.13%, 02/15/23 (e)	6,000	5,505
Chassix Inc., 9.25%, 08/01/18 (r)	9,386	9,926
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22 (e)	2,966	2,781
Clear Channel Communications Inc. Term Loan, 6.95%, 01/30/19 (i)	6,000	5,559
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (e) (r)	14,782	7,095
Delphi Corp.
6.13%, 05/15/21 (e)	9,098	9,940
5.00%, 02/15/23	3,756	3,878
DISH DBS Corp.
5.13%, 05/01/20	9,497	9,402
5.88%, 07/15/22	6,909	6,805
5.00%, 03/15/23 (e)	9,913	9,194
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	4,925
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	8,036	8,337
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,484
Ford Motor Co., 7.45%, 07/16/31	3,000	3,661
Four Seasons Hotels Limited 1st Lien Term Loan, 3.25%, 06/27/20 (i)	930	937
Four Seasons Hotels Limited 2nd Lien Term Loan, 5.25%, 12/27/20 (i)	1,935	1,974
General Motors Co.
3.50%, 10/02/18 (r)	5,000	4,987
4.88%, 10/02/23 (e) (r)	5,000	4,887
6.25%, 10/02/43 (r)	4,427	4,361
Gibson Brands Inc., 8.88%, 08/01/18 (r)	990	1,005
Glencore Funding LLC, 4.13%, 05/30/23 (r)	6,932	6,415
Graton Economic Development Authority, 9.63%, 09/01/19 (e) (r)	5,306	5,837
Gymboree Corp., 9.13%, 12/01/18 (e)	3,000	2,933
Hanesbrands Inc., 6.38%, 12/15/20 (e)	1,100	1,185
Hilton Worldwide Finance LLC, 5.63%, 10/15/21 (r)	9,744	9,768
Isle of Capri Casinos Inc., 5.88%, 03/15/21 (e)	4,824	4,522
Jarden Corp., 6.13%, 11/15/22 (e)	857	888
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (i)	3,430	3,322
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (r)	6,316	6,490
KB Home, 7.50%, 09/15/22	4,421	4,598
Levi Strauss & Co.
7.63%, 05/15/20 (e)	1,812	1,952
6.88%, 05/01/22	1,053	1,116
Limited Brands Inc., 6.63%, 04/01/21 (e)	5,960	6,444
LIN Television Corp., 6.38%, 01/15/21	6,316	6,316
LKQ Corp, 4.75%, 05/15/23 (r)	1,468	1,362
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	8,000	8,680
MGM Resorts International
7.63%, 01/15/17 (e)	2,925	3,269
11.38%, 03/01/18	2,000	2,545
8.63%, 02/01/19 (e)	5,000	5,750
6.75%, 10/01/20	4,821	5,062
6.63%, 12/15/21 (e)	3,342	3,459
Michaels FinCo Holdings LLC, 7.50%, 08/01/18 (r)	4,444	4,500
MTR Gaming Group Inc., 11.50%, 08/01/19 (e)	6,060	6,651
NAI Entertainment Holdings, 5.00%, 08/01/18 (r)	1,138	1,161
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r)	4,751	5,012
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	7,550
New Cotai LLC, 10.63%, 05/01/19 (r)	7,000	7,000
Ono Finance II Plc, 10.88%, 07/15/19 (r)	5,172	5,508
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,749
Party City Holdings Inc. Extended Term Loan, 4.25%, 07/25/19 (i)	1,935	1,927
PC Nextco Holdings LLC, 8.75%, 08/15/19 (e) (r)	7,438	7,438
Petco Holdings Inc., 8.50%, 10/15/17 (r)	9,000	9,135
Phillips-Van Heusen Corp., 7.38%, 05/15/20	320	349
PNK Finance Corp., 6.38%, 08/01/21 (e) (r)	5,019	5,119
PVH Corp., 4.50%, 12/15/22	10,508	9,930

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Radio Systems Corp., 8.38%, 11/01/19 (e) (r)	900	974
Regal Entertainment Group
9.13%, 08/15/18 (e)	1,868	2,064
5.75%, 02/01/25	1,735	1,601
Rent-A-Center Inc., 4.75%, 05/01/21 (r)	2,601	2,419
Royal Caribbean Cruises Ltd.
7.25%, 06/15/16 (e)	3,500	3,911
5.25%, 11/15/22	1,438	1,395
RSI Home Products Inc., 6.88%, 03/01/18 (e) (r)	8,194	8,460
Sally Holdings LLC, 5.75%, 06/01/22 (e)	1,678	1,682
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (e) (r)	4,865	5,096
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,335
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (e) (r)	2,135	2,050
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (r)	2,583	2,741
6.54%, 10/01/20 (r)	2,000	2,140
ServiceMaster Co., 8.00%, 02/15/20 (e)	4,125	4,084
Shea Homes LP, 8.63%, 05/15/19	2,721	2,993
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	12,000	12,240
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 07/26/16 (i)	3,200	3,188
Sirius XM Radio Inc., 5.88%, 10/01/20 (e) (r)	5,000	5,044
SIWF Merger Sub Inc., 6.25%, 06/01/21 (r)	2,353	2,306
Starz LLC, 5.00%, 09/15/19	5,000	4,950
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	10,000	10,975
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (r)	2,601	2,842
Tempur Sealy International Inc., 6.88%, 12/15/20	948	991
Tenneco Inc.
7.75%, 08/15/18	508	546
6.88%, 12/15/20 (e)	6,565	7,123
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	7,975
TRW Automotive Inc.
7.00%, 03/15/14 (r)	1,500	1,534
8.88%, 12/01/17 (r)	2,000	2,108
4.50%, 03/01/21 (e) (r)	3,989	4,009
Unitymedia Hessen GmbH & Co. KG
7.50%, 03/15/19 (r)	13,159	14,212
5.50%, 01/15/23 (r)	8,060	7,637
Univision Communications Inc., 5.13%, 05/15/23 (e) (r)	9,453	9,051
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,720
WideOpenWest Finance LLC
10.25%, 07/15/19	7,500	8,137
13.38%, 10/15/19	4,000	4,530
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,547
Wolverine World Wide Inc., 6.13%, 10/15/20	6,649	6,898
Wynn Las Vegas LLC, 5.38%, 03/15/22 (e)	6,000	6,030
Yonkers Racing Corp. Term Loan
4.25%, 07/26/16 (i)	1,538	1,523
8.75%, 08/13/17 (i)	500	495
		528,597
CONSUMER STAPLES - 2.7%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,525
Armored Autogroup Inc., 9.25%, 11/01/18 (e)	2,000	1,805
B&G Foods Inc., 4.63%, 06/01/21 (e)	2,748	2,624
BI-LO LLC, 8.63%, 09/15/18 (e) (r)	5,333	5,413
Chiquita Brands International Inc., 7.88%, 02/01/21 (e) (r)	1,181	1,255
Hawk Acquisition Sub Inc., 4.25%, 10/15/20 (r)	12,036	11,479
Michael Foods Holding Inc., 8.50%, 07/15/18 (e) (r)	3,570	3,704
Pernod-Ricard SA, 5.75%, 04/07/21 (r)	5,368	5,990
Reynolds Group Issuer Inc., 9.88%, 08/15/19 (e)	8,130	8,821
Rite Aid Corp.
10.25%, 10/15/19	1,000	1,125
9.25%, 03/15/20	3,154	3,580
Spectrum Brands Inc, 6.75%, 03/15/20 (e)	2,239	2,379
Sun Merger Sub Inc.
5.25%, 08/01/18 (r)	611	626
5.88%, 08/01/21 (e) (r)	963	976
U.S. Foods Inc., 8.50%, 06/30/19 (e)	10,968	11,558
Yankee Candle Co. Inc., 9.75%, 02/15/17	250	258
		63,118
ENERGY - 16.6%
Access Midstream Partners LP, 4.88%, 05/15/23 (e)	5,000	4,700
Alpha Natural Resources Inc.
9.75%, 04/15/18 (e)	10,000	10,150
6.25%, 06/01/21 (e)	10,922	8,956
Alta Mesa Holdings LP, 9.63%, 10/15/18	2,632	2,777
Arch Coal Inc.
9.88%, 06/15/19 (r)	6,857	6,103
7.25%, 06/15/21 (e)	9,090	6,863
Atlas Pipeline Escrow LLC, 6.63%, 10/01/20 (r)	2,500	2,550
Atlas Resource Escrow Corp., 9.25%, 08/15/21 (e) (r)	8,161	8,243
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,975	2,878
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f)	23,570	22,667
Calumet Specialty Products Partners LP
9.38%, 05/01/19	3,125	3,430
9.38%, 05/01/19 (e)	4,766	5,231
9.63%, 08/01/20 (e)	1,538	1,699
Chaparral Energy Inc.
9.88%, 10/01/20	3,636	4,090
7.63%, 11/15/22 (e)	6,050	6,141
Chesapeake Energy Corp.
6.13%, 02/15/21	3,000	3,112
5.75%, 03/15/23 (e)	3,420	3,429
Chesapeake Energy Corp. Term Loan, 5.75%, 12/02/17 (i)	5,000	5,083
Chesapeake Midstream Partners LP
5.88%, 04/15/21	2,177	2,237
6.13%, 07/15/22	2,780	2,856
Concho Resources Inc., 5.50%, 04/01/23 (e)	5,000	4,937
Continental Resources Inc., 4.50%, 04/15/23 (e)	7,368	7,230
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	7,687
Denbury Resources Inc., 4.63%, 07/15/23	5,098	4,665
Diamondback Energy Inc., 7.63%, 10/01/21 (r)	3,233	3,298
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	8,052
Energy XXI Gulf Coast Inc., 7.50%, 12/15/21 (e) (r)	6,087	6,011
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	860	949
7.03%, 01/15/68 (i)	3,700	4,116
EP Energy LLC, 9.38%, 05/01/20 (e)	6,067	6,825
EPE Holdings LLC, 8.13%, 12/15/17 (e) (r)	5,425	5,663
Exterran Partners LP, 6.00%, 04/01/21 (e) (r)	2,927	2,839
Fieldwood Energy LLC 1st Lien Term Loan, 2.88%, 03/01/15 (i)	2,600	2,595
Fieldwood Energy LLC 2nd Lien Term Loan, 7.13%, 10/15/17 (i)	1,700	1,693

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Forum Energy Technologies Inc., 6.25%, 10/01/21 (r)	7,040	7,093
Gulfmark Offshore Inc., 6.38%, 03/15/22	8,435	8,435
Halcon Resources Corp., 9.75%, 07/15/20 (e)	750	793
Hercules Offshore Inc.
8.75%, 07/15/21 (e) (r)	6,800	7,208
7.50%, 10/01/21 (r)	8,076	8,076
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	6,000	5,745
Kodiak Oil & Gas Corp., 5.50%, 02/01/22 (r)	3,500	3,412
Legacy Reserves LP, 8.00%, 12/01/20 (r)	6,167	6,229
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17 (c) (d)	3,244	1,882
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	4,760	4,927
MarkWest Energy Partners LP
6.25%, 06/15/22	1,541	1,622
4.50%, 07/15/23 (e)	3,000	2,827
Memorial Production Partners LP, 7.63%, 05/01/21	1,964	1,900
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (r)	6,723	6,639
Murphy Oil USA Inc., 6.00%, 08/15/23 (r)	1,930	1,920
Newfield Exploration Co., 5.63%, 07/01/24	2,889	2,795
Offshore Group Investment Ltd., 7.13%, 04/01/23 (e)	8,452	8,241
Pacific Drilling SA, 5.38%, 06/01/20 (r)	4,014	3,914
Parker Drilling Co., 7.50%, 08/01/20 (r)	3,419	3,419
Peabody Energy Corp., 6.25%, 11/15/21 (e)	3,000	2,910
Penn Virginia Corp.
7.25%, 04/15/19 (e)	2,306	2,260
8.50%, 05/01/20 (e)	9,254	9,393
Penn Virginia Resource Partners LP
8.25%, 04/15/18	9,500	9,856
8.38%, 06/01/20	3,721	3,870
6.50%, 05/15/21 (r)	7,022	6,627
Petrobras Global Finance BV, 3.00%, 01/15/19	4,286	4,032
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (r)	4,235	4,595
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	610
PetroQuest Energy Inc., 10.00%, 09/01/17 (r)	5,000	5,100
Plains Exploration & Production Co., 6.88%, 02/15/23	12,000	12,870
Precision Drilling Corp., 6.63%, 11/15/20	3,000	3,172
Quicksilver Resources Inc., 11.00%, 07/01/21 (e) (r)	14,000	13,265
Regency Energy Partners LP, 4.50%, 11/01/23 (r)	4,935	4,466
SandRidge Energy Inc.
8.75%, 01/15/20	1,275	1,351
8.13%, 10/15/22 (e)	5,000	5,050
Seadrill Ltd., 5.63%, 09/15/17 (e) (r)	11,257	11,370
SemGroup LP, 7.50%, 06/15/21 (e) (r)	3,125	3,187
Seven Generations Energy Ltd., 8.25%, 05/15/20 (r)	2,340	2,416
SunCoke Energy Partners LP, 7.38%, 02/01/20 (e) (r)	5,410	5,626
Tesoro Logistics LP, 6.13%, 10/15/21 (e)	4,000	4,020
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,290
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,050	6,413
WPX Energy Inc., 6.00%, 01/15/22 (e)	4,647	4,711
		396,292
FINANCIALS - 8.0%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	6,418
Allstate Corp., 5.75%, 08/15/53 (e) (i)	10,808	10,538
Ally Financial Inc.
3.13%, 01/15/16 (e)	6,667	6,690
3.50%, 07/18/16	6,000	6,060
4.75%, 09/10/18	7,500	7,468
7.50%, 09/15/20 (e)	5,000	5,619
American Tower Corp., 3.40%, 02/15/19	5,128	5,070
Ancestry.com Inc.
9.63%, 10/15/18 (q)	7,456	7,456
11.00%, 12/15/20	7,000	7,980
Asurion LLC Incremental Term Loan, 3.50%, 05/26/17 (i)	4,286	4,138
Bank of America Corp.
5.20% (callable at 100 beginning 06/01/23) (i) (m)	8,333	7,291
8.00% (callable at 100 beginning 01/30/18) (i) (m)	8,500	9,244
Citigroup Inc.
5.35% (callable at 100 beginning 05/15/23) (i) (m)	8,022	6,979
5.90% (callable at 100 beginning 02/15/23) (i) (m)	5,000	4,700
5.95% (callable at 100 beginning 01/30/23) (i) (m)	4,000	3,730
Denver Parent Corp., 12.25%, 08/15/18 (r)	6,600	6,534
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (i) (m)	9,435	8,208
Ford Motor Credit Co. LLC, 5.00%, 05/15/18 (e)	6,098	6,682
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (i) (m)	15,001	15,151
Genworth Financial Inc., 7.63%, 09/24/21	5,075	6,000
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 06/24/17 (i)	1,100	1,101
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	3,298
8.25%, 12/15/20 (e)	3,003	3,423
8.63%, 01/15/22	3,000	3,457
Liberty Mutual Group Inc.
4.95%, 05/01/22 (r)	4,000	4,138
7.80%, 03/15/37 (i) (r)	2,300	2,484
Milestone Aviation Group LLC, 8.63%, 12/15/17 (q)	6,000	6,300
MPH Intermediate Holding Co. 2, 8.38%, 08/01/18 (e) (r)	2,789	2,857
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	10,165	9,403
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (i) (m)	2,907	2,500
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/10/16 (i)	6,538	6,420
Washington Mutual Bank, 6.88%, 06/15/11 (c) (d) (f)	1,500	3
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,204
		190,544
HEALTH CARE - 5.8%
Biomet Inc., 6.50%, 08/01/20 (e)	4,511	4,658
CFR International SpA, 5.13%, 12/06/22 (r)	2,462	2,261
Community Health Systems Inc., 8.00%, 11/15/19	7,294	7,650
DJO Finance LLC
7.75%, 04/15/18 (e)	3,921	3,882
9.88%, 04/15/18 (e)	1,600	1,696
Envision Acquisition Co. 2nd Lien Term Loan, 8.75%, 11/20/17 (i)	3,310	3,293
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (e) (r)	2,300	2,524

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.75%, 02/15/21 (r)	3,667	3,768
HCA Holdings Inc., 6.25%, 02/15/21	2,678	2,722
HCA Inc.
5.75%, 03/15/14	3,561	3,628
6.50%, 02/15/16 (e)	4,000	4,335
6.50%, 02/15/20 (e)	6,571	7,121
7.50%, 02/15/22 (e)	3,000	3,293
5.88%, 05/01/23 (e)	6,000	5,895
HealthSouth Corp., 5.75%, 11/01/24 (e)	5,143	4,937
IASIS Healthcare LLC, 8.38%, 05/15/19 (e)	6,800	7,055
Immucor Inc., 11.13%, 08/15/19	2,400	2,640
Omnicare Inc., 7.75%, 06/01/20 (e)	2,032	2,226
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	2,260	2,430
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,420	3,830
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (e) (r)	10,295	10,591
Radnet Management Inc., 10.38%, 04/01/18 (e)	5,000	5,288
Res-Care Inc., 10.75%, 01/15/19	3,555	3,973
Tenet Healthcare Corp.
6.00%, 10/01/20 (e) (r)	2,281	2,332
8.13%, 04/01/22 (e) (r)	7,855	8,199
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18	4,679	4,936
7.75%, 02/01/19	5,000	5,362
Valeant Pharmaceutical International Inc.
6.75%, 08/15/18 (e) (r)	3,733	3,994
7.50%, 07/15/21 (e) (r)	12,586	13,561
		138,080
INDUSTRIALS - 8.8%
ADS Waste Holdings Inc., 8.25%, 10/01/20 (r)	5,263	5,553
ADT Corp., 6.25%, 10/15/21 (r)	3,879	3,937
Ahern Rentals Inc, 9.50%, 06/15/18 (e) (r)	5,392	5,675
Aircastle Ltd.
9.75%, 08/01/18 (e)	6,000	6,630
6.25%, 12/01/19	6,155	6,509
Algeco Scotsman Global Finance Plc
8.50%, 10/15/18 (e) (r)	2,000	2,115
10.75%, 10/15/19 (r)	16,000	16,080
Algeco Scotsman Global Finance Plc Term Loan, 0.16%, 05/10/18 (i)	7,648	6,959
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,627
Bombardier Inc.
4.25%, 01/15/16 (e) (r)	5,795	6,012
7.50%, 03/15/18 (r)	2,730	3,064
7.75%, 03/15/20 (e) (r)	3,000	3,390
6.13%, 01/15/23 (r)	7,604	7,604
Brickman Group Holdings Inc., 9.13%, 11/01/18 (r)	3,600	3,852
Cleaver-Brooks Inc., 8.75%, 12/15/19 (r)	2,619	2,829
Dematic SA, 7.75%, 12/15/20 (r)	2,500	2,600
Ducommun Inc., 9.75%, 07/15/18	5,081	5,640
Dynacast International LLC, 9.25%, 07/15/19	4,000	4,380
EnergySolutions Inc., 10.75%, 08/15/18	8,988	9,550
Florida East Coast Railway Corp., 10.50%, 08/01/17	3,303	3,435
Gardner Denver Inc., 6.88%, 08/15/21 (e) (r)	3,481	3,438
Gardner Denver Inc. Dollar Term Loan, 4.25%, 06/30/17 (i)	6,000	5,936
Global A&T Electronics Ltd., 10.00%, 02/01/19 (r)	11,222	9,539
HDTFS Inc., 6.25%, 10/15/22	1,127	1,164
Hertz Corp., 6.75%, 04/15/19	3,188	3,371
International Lease Finance Corp., 4.63%, 04/15/21	9,897	9,166
MasTec Inc., 4.88%, 03/15/23	5,966	5,593
Meritor Inc., 6.75%, 06/15/21	12,718	12,591
Monitronics International Inc., 9.13%, 04/01/20 (r)	12,195	12,774
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	5,702
Owens Corning, 9.00%, 06/15/19	233	283
ServiceMaster Co., 7.00%, 08/15/20	6,317	5,970
Spirit Aerosystems Inc., 7.50%, 10/01/17 (e)	485	504
Spotless Holdings Term Loan, 8.75%, 01/15/22 (i)	1,000	1,005
Spotless Holdings Term Loan B, 5.00%, 06/15/32 (i)	2,880	2,885
TransUnion Holding Co. Inc., 9.63%, 06/15/18	2,838	3,072
Trinseo Materials Operating SCA, 8.75%, 02/01/19 (e) (r)	6,000	5,955
US Airways Group Inc., 6.13%, 06/01/18 (e)	3,000	2,876
Watco Cos. LLC, 6.38%, 04/01/23 (r)	2,022	2,002
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	7,912
		211,179
INFORMATION TECHNOLOGY - 3.1%
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	4,000	4,150
Equinix Inc., 7.00%, 07/15/21	5,250	5,591
First Data Corp.
11.25%, 03/31/16 (e)	10,526	10,526
10.63%, 06/15/21 (r)	2,546	2,584
11.75%, 08/15/21 (e) (r)	11,765	11,353
Interface Security Systems Holdings Inc., 9.25%, 01/15/18 (r)	6,833	7,055
Nielsen Co. Luxembourg SARL, 5.50%, 10/01/21 (e) (r)	1,547	1,549
NXP BV
5.75%, 02/15/21 (r)	1,625	1,649
5.75%, 03/15/23 (r)	1,932	1,913
Seagate HDD Cayman, 4.75%, 06/01/23 (r)	6,447	6,205
Sensata Technologies BV, 6.50%, 05/15/19 (r)	1,879	2,020
ViaSat Inc., 6.88%, 06/15/20	19,319	20,044
		74,639
MATERIALS - 10.2%
American Rock Salt Co. LLC, 8.25%, 05/01/18 (r)	2,000	1,930
Aperam, 7.38%, 04/01/16 (r)	3,000	3,000
ARD Finance SA, 11.13%, 06/01/18 (r)	3,343	3,544
Ashland Inc.
4.75%, 08/15/22	2,129	1,996
6.88%, 05/15/43	6,646	6,380
Atkore International Inc., 9.88%, 01/01/18	4,000	4,320
Ball Corp., 4.00%, 11/15/23 (e)	13,000	11,668
Barrick Gold Corp., 4.10%, 05/01/23	13,980	12,316
Barrick North America Finance LLC, 5.75%, 05/01/43 (e)	5,536	4,645
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	14,312	14,455
BOE Intermediate Holding Corp., 9.00%, 11/01/17 (r)	6,465	6,756
BOE Merger Corp., 9.50%, 11/01/17 (r)	4,000	4,160
Cemex Espana Luxembourg, 9.25%, 05/12/20 (r)	4,821	5,183
Cemex Finance LLC
9.50%, 12/14/16 (e) (r)	2,109	2,238
9.38%, 10/12/22 (r)	3,011	3,297
Cemex SAB de CV
9.50%, 06/15/18 (e) (r)	1,552	1,719
6.50%, 12/10/19 (e) (r)	9,791	9,644
7.25%, 01/15/21 (r)	13,228	13,254
Commercial Metals Co., 4.88%, 05/15/23	1,363	1,227

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Consolidated Container Co. LLC, 10.13%, 07/15/20 (r)	3,000	3,210
Crown Americas LLC, 6.25%, 02/01/21	6,176	6,454
Eldorado Gold Corp., 6.13%, 12/15/20 (e) (r)	4,000	3,860
Ferrexpo Finance Plc, 7.88%, 04/07/16 (r)	3,000	2,715
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	10,859	11,701
6.88%, 04/01/22 (e) (r)	9,500	9,500
Fortescue Metals Group Ltd. Term Loan, 5.25%, 10/12/17 (i)	10,285	10,308
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	434	399
3.88%, 03/15/23 (r)	9,306	8,583
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,840
INEOS Group Holdings SA, 6.13%, 08/15/18 (e) (r)	2,348	2,295
Lafarge SA, 7.13%, 07/15/36 (e)	2,712	2,759
LYB International Finance BV, 4.00%, 07/15/23 (e)	1,699	1,685
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e)	11,607	9,924
NewMarket Corp., 4.10%, 12/15/22	1,103	1,065
Orion Engineered Carbons Finance & Co. SCA, 9.25%, 08/01/19 (r)	5,476	5,586
Owens-Illinois Inc., 7.80%, 05/15/18	2,000	2,285
Rain CII Carbon LLC, 8.25%, 01/15/21 (e) (r)	8,042	8,082
Rock-Tenn Co., 3.50%, 03/01/20	3,354	3,317
Rockwood Specialties Group Inc., 4.63%, 10/15/20 (e)	5,848	5,877
Sealed Air Corp.
8.13%, 09/15/19 (e) (r)	1,190	1,327
8.38%, 09/15/21 (r)	1,017	1,152
5.25%, 04/01/23 (r)	1,882	1,783
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	5,739	6,456
TPC Group Inc., 8.75%, 12/15/20 (r)	5,255	5,373
Verso Paper Holdings LLC, 11.75%, 01/15/19	2,821	2,913
Xstrata Finance Canada Ltd.
2.05%, 10/23/15 (r)	7,447	7,468
4.25%, 10/25/22 (r)	5,239	4,897
		244,546
TELECOMMUNICATION SERVICES - 6.3%
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	4,403	4,651
Clearwire Communications LLC
12.00%, 12/01/15 (e) (r)	3,000	3,139
14.75%, 12/01/16 (r)	1,000	1,368
12.00%, 12/01/17 (r)	6,167	7,185
Consolidated Communications Finance Co., 10.88%, 06/01/20	5,538	6,341
Frontier Communications Corp.
8.50%, 04/15/20	5,718	6,318
9.25%, 07/01/21	3,000	3,435
8.75%, 04/15/22	1,295	1,415
7.63%, 04/15/24 (e)	1,968	1,968
9.00%, 08/15/31 (e)	7,429	7,280
Inmarsat Finance Plc, 7.38%, 12/01/17 (e) (r)	2,539	2,660
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (e) (r)	15,000	14,887
Intelsat Luxembourg SA, 7.75%, 06/01/21 (r)	8,825	9,134
Lynx I Corp., 5.38%, 04/15/21 (r)	3,234	3,153
Lynx II Corp., 6.38%, 04/15/23 (e) (r)	8,066	8,026
Sprint Capital Corp., 6.88%, 11/15/28	12,266	10,947
Sprint Corp., 7.88%, 09/15/23 (e) (r)	8,573	8,744
Sprint Nextel Corp.
7.00%, 03/01/20 (e) (r)	2,553	2,744
11.50%, 11/15/21 (e)	4,000	5,140
6.00%, 11/15/22 (e)	6,000	5,520
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,707
Verizon Communications Inc.
5.15%, 09/15/23	12,500	13,403
6.55%, 09/15/43	10,631	12,000
Wind Acquisition Finance SA
7.25%, 02/15/18 (r)	5,854	6,059
7.25%, 02/15/18 (e) (r)	3,146	3,256
		150,480
UTILITIES - 2.4%
AES Corp.
9.75%, 04/15/16	1,355	1,582
8.00%, 10/15/17	2,000	2,300
8.00%, 06/01/20 (e)	2,000	2,280
7.38%, 07/01/21 (e)	3,367	3,704
4.88%, 05/15/23	987	923
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,731
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (r)	5,555	6,237
Enel SpA, 8.75%, 09/24/73 (r)	9,881	10,055
Energy Future Intermediate Holding Co. LLC, 12.25%, 03/01/22 (r)	12,333	13,875
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	920
Ipalco Enterprises Inc.
7.25%, 04/01/16 (r)	800	880
5.00%, 05/01/18	1,898	1,969
Puget Energy Inc.
6.00%, 09/01/21	4,669	5,094
5.63%, 07/15/22	5,818	6,175
		57,725
Total Corporate Bonds and Notes (cost $2,035,698)		2,055,200

COMMON STOCKS - 4.0%

CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp. - Class A	170	7,652
Home Interior Gift Inc. (c) (f)	429	—
		7,652
CONSUMER STAPLES - 0.3%
B&G Foods Inc.	220	7,601

ENERGY - 0.7%
BreitBurn Energy Partners LP	160	2,933
Kinder Morgan Energy Partners LP	46	3,643
Linn Energy LLC	80	2,073
MarkWest Energy Partners LP	80	5,778
Martin Midstream Partners LP	16	767
		15,194
FINANCIALS - 1.3%
Hartford Financial Services Group Inc.	265	8,247
JPMorgan Chase & Co.	185	9,563
Royal Bank of Scotland Group Plc - ADR (c) (e)	300	3,477
Wells Fargo & Co.	225	9,297
		30,584
HEALTH CARE - 0.2%
DaVita HealthCare Partners Inc. (c)	80	4,552

INDUSTRIALS - 0.3%
ADT Corp.	100	4,066
Nielsen Holdings NV	100	3,645
		7,711
INFORMATION TECHNOLOGY - 0.0%
New Cotai LLC (c) (f)	—	678

MATERIALS - 0.4%
Commercial Metals Co.	300	5,085

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Freeport-McMoRan Copper & Gold Inc.	120	3,970
Rock-Tenn Co. - Class A	—	23
		9,078
TELECOMMUNICATION SERVICES - 0.3%
Intelsat SA	180	4,320
Windstream Holdings Inc. (e)	440	3,520
		7,840
UTILITIES - 0.2%
Northeast Utilities	100	4,125
Suburban Propane Partners LP	—	—
		4,125
Total Common Stocks (cost $76,544)		95,015

PREFERRED STOCKS - 2.1%

ENERGY - 0.4%
NuStar Logistics LP, 7.63%	388	9,793

FINANCIALS - 1.7%
Allstate Corp., 5.10%	46	1,067
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 11/12/13) (m) (r)	1	969
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	50	293
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 11/14/13), Series T (c) (d) (e) (m)	40	322
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	111
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (e) (m)	528	11,848
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (m)	310	7,824
Synovus Financial Corp., 7.88%, (callable at 25 beginning 08/01/18) (e) (m)	200	5,282
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (m)	487	11,625
		39,341
Total Preferred Stocks (cost $52,087)		49,134

TRUST PREFERREDS - 0.1%

FINANCIALS - 0.1%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	95,000	2,610
Total Trust Preferreds (cost $2,430)		2,610

INVESTMENT COMPANIES - 0.6%
Eaton Vance Senior Floating-Rate Trust (e)	150	2,314
Invesco Senior Income Trust	400	2,100
Kayne Anderson MLP Investment Co.	196	7,013
PIMCO Floating Rate Strategy Fund	267	2,720
Total Investment Companies (cost $12,026)		14,147

OTHER EQUITY INTERESTS - 0.9%
Dynegy Holdings LLC, 7.75%, 06/01/19 (f) (u)	3,500	—
GenOn Energy Inc., 9.88%, 10/15/20 (u)	6,813	7,511
Stone Container Finance Co. of Canada II, 7.38%, 07/15/14 (f) (u)	1,375	—
United Rentals North America Inc., 7.63%, 04/15/22 (e) (u)	6,372	6,929
United Rentals North America Inc., 6.13%, 06/15/23 (e) (u)	5,000	5,025
Wind Acquisition Finance SA, 11.75%, 07/15/17 (e) (r) (u)	1,113	1,183
Total Other Equity Interests (cost $19,632)		20,648

SHORT TERM INVESTMENTS - 20.7%

Investment Companies - 4.4%
JNL Money Market Fund, 0.01% (a) (h)	104,090	104,090

Securities Lending Collateral - 16.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	390,520	390,520
Total Short Term Investments (cost $494,610)		494,610
Total Investments - 116.7% (cost $2,745,407)		2,787,410
Other Assets and Liabilities, Net - (16.7%)		(397,951)
Total Net Assets - 100.0%		$2,389,459

JNL/PPM America Mid Cap Value Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 14.0%
Bally Technologies Inc. (c) (e)	37	$2,652
Best Buy Co. Inc.	113	4,249
Foot Locker Inc.	164	5,573
Macy’s Inc.	158	6,850
Meredith Corp. (e)	125	5,967
Newell Rubbermaid Inc.	260	7,139
Royal Caribbean Cruises Ltd.	90	3,445
Viacom Inc. - Class B	45	3,794
		39,669
CONSUMER STAPLES - 2.6%
Ingredion Inc.	110	7,292

ENERGY - 9.9%
Diamond Offshore Drilling Inc. (e)	107	6,656
Helix Energy Solutions Group Inc. (c)	156	3,965
National Oilwell Varco Inc.	37	2,859
Patterson-UTI Energy Inc.	340	7,267
W&T Offshore Inc. (e)	409	7,240
		27,987
FINANCIALS - 18.4%
Allstate Corp.	110	5,550
American Financial Group Inc.	130	7,050
Astoria Financial Corp.	502	6,241
FirstMerit Corp.	262	5,697
Hartford Financial Services Group Inc.	221	6,874
Janus Capital Group Inc.	791	6,732
Lincoln National Corp.	159	6,656
Reinsurance Group of America Inc.	107	7,141
		51,941
HEALTH CARE - 8.3%
CIGNA Corp.	87	6,718
Hill-Rom Holdings Inc.	155	5,546
LifePoint Hospitals Inc. (c)	119	5,558
Teleflex Inc.	70	5,735
		23,557
INDUSTRIALS - 22.1%
Belden Inc.	53	3,395
Con-Way Inc.	130	5,593
Esterline Technologies Corp. (c)	85	6,751

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
GATX Corp.	89	4,239
Kennametal Inc.	155	7,059
Lincoln Electric Holdings Inc.	84	5,583
SkyWest Inc.	211	3,061
Spirit Aerosystems Holdings Inc. - Class A (c)	291	7,061
Steelcase Inc. - Class A	368	6,108
Terex Corp. (c)	212	7,136
Textron Inc.	241	6,662
		62,648
INFORMATION TECHNOLOGY - 10.7%
Applied Materials Inc.	348	6,097
Avnet Inc.	172	7,174
Fairchild Semiconductor International Inc. (c)	410	5,698
Omnivision Technologies Inc. (c)	268	4,104
Teradyne Inc. (c)	431	7,127
		30,200
MATERIALS - 9.8%
Allegheny Technologies Inc.	108	3,299
Ashland Inc.	38	3,533
Nucor Corp.	57	2,799
Olin Corp.	230	5,306
Reliance Steel & Aluminum Co.	96	7,005
Steel Dynamics Inc.	339	5,658
		27,600
UTILITIES - 4.0%
Edison International	119	5,458
PNM Resources Inc.	259	5,859
		11,317
Total Common Stocks (cost $237,883)		282,211

SHORT TERM INVESTMENTS - 2.3%

Investment Companies - 0.2%
JNL Money Market Fund, 0.01% (a) (h)	504	504
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	6,096	6,096
Total Short Term Investments (cost $6,600)		6,600
Total Investments - 102.1% (cost $244,483)		288,811
Other Assets and Liabilities, Net - (2.1%)		(5,952)
Total Net Assets - 100.0%		$282,859

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 14.5%
Bally Technologies Inc. (c) (e)	46	$3,293
Bob Evans Farms Inc.	76	4,330
Columbia Sportswear Co. (e)	63	3,788
Foot Locker Inc.	48	1,622
Jakks Pacific Inc. (e)	283	1,272
Meredith Corp.	88	4,172
Skechers U.S.A. Inc. - Class A (c)	52	1,621
Superior Industries International Inc.	206	3,664
		23,762
CONSUMER STAPLES - 4.9%
Cott Corp.	503	3,865
Ingredion Inc.	64	4,202
		8,067
ENERGY - 9.3%
Helix Energy Solutions Group Inc. (c)	151	3,831
Hercules Offshore Inc. (c)	494	3,641
Patterson-UTI Energy Inc.	159	3,408
W&T Offshore Inc. (e)	244	4,322
		15,202
FINANCIALS - 13.5%
American Financial Group Inc.	61	3,309
Astoria Financial Corp.	327	4,069
FirstMerit Corp.	198	4,307
Independent Bank Corp. (e)	115	4,095
Janus Capital Group Inc.	463	3,942
Reinsurance Group of America Inc.	37	2,485
		22,207
HEALTH CARE - 9.3%
Greatbatch Inc. (c)	118	4,029
Hill-Rom Holdings Inc.	105	3,766
LifePoint Hospitals Inc. (c)	81	3,768
Teleflex Inc.	46	3,801
		15,364
INDUSTRIALS - 26.0%
Apogee Enterprises Inc.	58	1,710
Belden Inc.	65	4,182
Con-Way Inc.	96	4,124
Esterline Technologies Corp. (c)	49	3,947
GATX Corp.	59	2,813
GenCorp Inc. (c) (e)	231	3,701
Kennametal Inc.	88	3,999
Lincoln Electric Holdings Inc.	24	1,586
SkyWest Inc.	271	3,932
Spirit Aerosystems Holdings Inc. - Class A (c)	167	4,036
Steelcase Inc. - Class A	265	4,404
Terex Corp. (c)	130	4,351
		42,785
INFORMATION TECHNOLOGY - 12.6%
Benchmark Electronics Inc. (c)	179	4,097
Fairchild Semiconductor International Inc. (c)	301	4,174
Omnivision Technologies Inc. (c)	265	4,051
SYNNEX Corp. (c)	71	4,338
Teradyne Inc. (c)	247	4,086
		20,746
MATERIALS - 7.8%
Allegheny Technologies Inc.	85	2,603
Olin Corp.	176	4,056
Reliance Steel & Aluminum Co.	39	2,821
Steel Dynamics Inc.	198	3,307
		12,787
UTILITIES - 2.0%
PNM Resources Inc.	145	3,286
Total Common Stocks (cost $140,849)		164,206

SHORT TERM INVESTMENTS - 7.7%

Investment Companies - 0.1%
JNL Money Market Fund, 0.01% (a) (h)	220	220

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	12,458	12,458
Total Short Term Investments (cost $12,678)		12,678
Total Investments - 107.6% (cost $153,527)		176,884
Other Assets and Liabilities, Net - (7.6%)		(12,460)
Total Net Assets - 100.0%		$164,424

JNL/PPM America Value Equity Fund

COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 12.5%
Best Buy Co. Inc.	60	$2,246
Comcast Corp. - Class A	73	3,291
General Motors Co. (c)	44	1,572
Macy’s Inc.	90	3,890
Newell Rubbermaid Inc.	120	3,303
Royal Caribbean Cruises Ltd.	40	1,520
Viacom Inc. - Class B	49	4,062
		19,884
CONSUMER STAPLES - 5.6%
Altria Group Inc.	87	3,002
Archer-Daniels-Midland Co.	100	3,666
CVS Caremark Corp.	39	2,196
		8,864
ENERGY - 13.4%
Apache Corp.	46	3,882
Chevron Corp.	32	3,888
Diamond Offshore Drilling Inc. (e)	56	3,484
National Oilwell Varco Inc.	46	3,624
Occidental Petroleum Corp.	44	4,125
Patterson-UTI Energy Inc.	101	2,151
		21,154
FINANCIALS - 23.9%
Allstate Corp.	55	2,796
Bank of America Corp.	130	1,787
Goldman Sachs Group Inc.	24	3,765
Hartford Financial Services Group Inc.	125	3,890
JPMorgan Chase & Co.	74	3,825
Lincoln National Corp.	91	3,804
Morgan Stanley	145	3,905
PNC Financial Services Group Inc.	47	3,420
Travelers Cos. Inc.	44	3,722
U.S. Bancorp	87	3,164
Wells Fargo & Co.	93	3,847
		37,925
HEALTH CARE - 10.8%
CIGNA Corp.	49	3,789
Johnson & Johnson	17	1,474
Medtronic Inc.	73	3,898
Merck & Co. Inc.	82	3,923
Pfizer Inc.	139	3,988
		17,072
INDUSTRIALS - 9.1%
Caterpillar Inc.	45	3,760
Lockheed Martin Corp.	32	4,030
Spirit Aerosystems Holdings Inc. - Class A (c)	81	1,973
Terex Corp. (c)	48	1,603
Textron Inc.	112	3,087
		14,453
INFORMATION TECHNOLOGY - 16.3%
Apple Inc.	9	4,052
Applied Materials Inc.	195	3,424
Avnet Inc.	49	2,023
Hewlett-Packard Co.	145	3,042
Intel Corp.	170	3,896
International Business Machines Corp.	12	2,278
Microsoft Corp.	122	4,064
Texas Instruments Inc.	75	3,016
		25,795
MATERIALS - 4.2%
Allegheny Technologies Inc.	75	2,289
Ashland Inc.	18	1,646
Nucor Corp.	56	2,721
		6,656
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	93	3,149

UTILITIES - 1.5%
Edison International	52	2,395
Total Common Stocks (cost $124,718)		157,347

SHORT TERM INVESTMENTS - 2.7%

Investment Companies - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	908	908

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	3,418	3,418
Total Short Term Investments (cost $4,326)		4,326
Total Investments - 102.0% (cost $129,044)		161,673
Other Assets and Liabilities, Net - (2.0%)		(3,233)
Total Net Assets - 100.0%		$158,440

JNL/Red Rocks Listed Private Equity Fund

COMMON STOCKS - 99.6%

DIVERSIFIED - 17.5%

Holding Companies - Diversified - 17.5%
Ackermans & van Haaren NV (e)	176	$18,029
Aker ASA (e)	515	15,670
Compagnie Industriali Riunite SpA (c) (e)	5,370	8,494
Compass Diversified Holdings	596	10,615
Leucadia National Corp.	215	5,852
Remgro Ltd.	572	11,052
Schouw & Co.	810	29,521
Wendel Investissement	227	30,801
		130,034
FINANCIALS - 80.3%
Closed - End Funds - 28.5%
AP Alternative Assets LP (c)	524	14,946
Castle Private Equity Ltd.	686	10,513
Electra Private Equity Plc (c)	878	31,689
Graphite Enterprise Trust Plc	770	6,629
HarbourVest Global Private Equity Ltd.	3,006	29,686
HBM Healthcare Investments AG - Class A	204	14,671
HgCapital Trust Plc	1,281	23,679
NB Private Equity Partners Ltd. - Class A	894	8,061
Pantheon International LLC (c)	556	9,511

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Pantheon International LLC - Redeemable Shares (c)	515	8,543
Princess Private Equity Holding Ltd.	844	7,537
Standard Life European Private Equity Trust Plc	3,854	12,354
SVG Capital Plc (c)	5,460	34,367
		212,186
Diversified Financial Services - 15.8%
Blackstone Group LP	1,454	36,190
Intermediate Capital Group Plc	2,716	19,616
KKR & Co. LP	1,599	32,898
Onex Corp.	554	29,123
		117,827
Investment Companies - 6.7%
Better Capital PCC Ltd.	3,000	7,455
Hosken Consolidated Investments Ltd.	901	11,775
Investor AB	778	23,595
Oaktree Capital Group LLC - Class A	131	6,826
		49,651
Real Estate - 3.5%
Brookfield Asset Management Inc. - Class A	702	26,255

Venture Capital - 25.8%
Altamir Amboise	1,880	24,799
American Capital Ltd. (c)	1,235	16,979
Apollo Global Management LLC - Class A	1,061	29,984
Aurelius AG	1,175	38,066
Carlyle Group LP	1,110	28,549
Eurazeo (e)	559	35,925
IP Group Plc (c) (e)	2,375	5,460
Ratos AB	1,380	12,845
		192,607
TELECOMMUNICATION SERVICES - 1.8%
ICG Group Inc. (c)	924	13,113
Total Common Stocks (cost $551,025)		741,673

SHORT TERM INVESTMENTS - 0.4%

Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	2,331	2,331

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	676	676
Total Short Term Investments (cost $3,007)		3,007
Total Investments - 100.0% (cost $554,032)		744,680
Other Assets and Liabilities, Net - 0.0%		338
Total Net Assets - 100.0%		$745,018

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 46.7%
Apollo Group Inc. - Class A (c) (e)	1,786	$37,177
Bed Bath & Beyond Inc. (c)	584	45,166
Big Lots Inc. (c)	1,217	45,154
Chipotle Mexican Grill Inc. - Class A (c)	130	55,717
Coach Inc.	593	32,321
Dollar Tree Inc. (c)	821	46,948
Family Dollar Stores Inc.	482	34,678
Fossil Group Inc. (c)	397	46,102
Gap Inc.	995	40,073
Netflix Inc. (c)	420	129,735
PetSmart Inc.	485	37,000
Ross Stores Inc.	602	43,847
Starbucks Corp.	661	50,872
		644,790
CONSUMER STAPLES - 6.8%
Estee Lauder Cos. Inc. - Class A	589	41,139
Kroger Co.	1,307	52,705
		93,844
HEALTH CARE - 2.7%
Varian Medical Systems Inc. (c)	496	37,044

INDUSTRIALS - 19.0%
Boeing Co.	462	54,231
CH Robinson Worldwide Inc. (e)	555	33,072
Fastenal Co.	820	41,204
Robert Half International Inc.	1,213	47,348
Rockwell Automation Inc.	433	46,267
Rockwell Collins Inc.	600	40,686
		262,808
INFORMATION TECHNOLOGY - 22.2%
Apple Inc.	59	27,926
Intel Corp.	1,752	40,152
Intuit Inc.	572	37,945
MasterCard Inc. - Class A	70	47,198
Paychex Inc.	1,054	42,817
Seagate Technology	1,366	59,742
Western Union Co.	2,719	50,731
		306,511
MATERIALS - 2.4%
CF Industries Holdings Inc.	160	33,770
Total Common Stocks (cost $1,051,370)		1,378,767

SHORT TERM INVESTMENTS - 1.8%

Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	3,895	3,895

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	21,109	21,109
Total Short Term Investments (cost $25,004)		25,004
Total Investments - 101.6% (cost $1,076,374)		1,403,771
Other Assets and Liabilities, Net - (1.6%)		(21,603)
Total Net Assets - 100.0%		$1,382,168

JNL/S&P Dividend Income & Growth Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 10.1%
Hasbro Inc. (e)	1,916	$90,333
Mattel Inc.	1,965	82,265
McDonald’s Corp.	847	81,481
		254,079
CONSUMER STAPLES - 6.1%
Kimberly-Clark Corp.	853	80,371
Sysco Corp.	2,310	73,536
		153,907
ENERGY - 10.6%
Chevron Corp.	697	84,735
ConocoPhillips	1,294	89,971
Occidental Petroleum Corp.	980	91,661
		266,367

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
FINANCIALS - 9.6%
CME Group Inc.	1,333	98,497
HCP Inc.	1,623	66,465
Kimco Realty Corp.	3,796	76,613
		241,575
HEALTH CARE - 11.2%
Bristol-Myers Squibb Co.	2,258	104,500
Johnson & Johnson	1,057	91,624
Pfizer Inc.	2,946	84,585
		280,709
INDUSTRIALS - 11.7%
Lockheed Martin Corp.	790	100,732
Norfolk Southern Corp.	1,220	94,405
Raytheon Co.	1,290	99,400
		294,537
INFORMATION TECHNOLOGY - 11.9%
Hewlett-Packard Co.	5,671	118,972
Intel Corp.	3,766	86,322
Microsoft Corp.	2,769	92,223
		297,517
MATERIALS - 11.1%
Air Products & Chemicals Inc.	888	94,685
E.I. du Pont de Nemours & Co.	1,708	100,022
Praxair Inc.	688	82,655
		277,362
TELECOMMUNICATION SERVICES - 8.3%
AT&T Inc.	2,142	72,456
CenturyLink Inc. (e)	1,883	59,076
Verizon Communications Inc.	1,657	77,329
		208,861
UTILITIES - 9.1%
AGL Resources Inc.	1,891	87,038
Consolidated Edison Inc.	1,311	72,268
Southern Co.	1,679	69,141
		228,447
Total Common Stocks (cost $2,245,342)		2,503,361

SHORT TERM INVESTMENTS - 2.9%

Investment Companies - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	18,752	18,752

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	53,287	53,287
Total Short Term Investments (cost $72,039)		72,039
Total Investments - 102.6% (cost $2,317,381)		2,575,400
Other Assets and Liabilities, Net - (2.6%)		(65,433)
Total Net Assets - 100.0%		$2,509,967

JNL/S&P Intrinsic Value Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 22.2%
Big Lots Inc. (c)	1,084	$40,215
Comcast Corp. - Class A	821	37,078
CST Brands Inc.	106	3,150
Gannett Co. Inc.	1,706	45,697
Macy’s Inc.	789	34,139
O’Reilly Automotive Inc. (c)	325	41,408
Omnicom Group Inc.	614	38,943
Staples Inc.	2,610	38,231
		278,861
CONSUMER STAPLES - 4.6%
Safeway Inc. (e)	1,784	57,086

ENERGY - 4.2%
Peabody Energy Corp.	1,216	20,975
Valero Energy Corp.	946	32,322
		53,297
HEALTH CARE - 17.5%
Aetna Inc.	707	45,258
AmerisourceBergen Corp.	723	44,187
Bristol-Myers Squibb Co.	936	43,306
Medtronic Inc.	725	38,610
St. Jude Medical Inc.	891	47,777
		219,138
INDUSTRIALS - 19.9%
Dun & Bradstreet Corp. (e)	386	40,046
General Dynamics Corp.	459	40,184
L-3 Communications Holdings Inc.	397	37,545
Northrop Grumman Systems Corp.	458	43,607
Raytheon Co.	534	41,190
Southwest Airlines Co.	3,204	46,648
		249,220
INFORMATION TECHNOLOGY - 31.1%
Applied Materials Inc.	2,846	49,911
CA Inc.	1,378	40,880
Cisco Systems Inc.	1,615	37,815
Dell Inc.	3,167	43,614
Hewlett-Packard Co.	2,350	49,313
KLA-Tencor Corp.	671	40,861
Symantec Corp.	1,628	40,282
Total System Services Inc.	1,391	40,924
Xerox Corp.	4,484	46,136
		389,736
Total Common Stocks (cost $995,525)		1,247,338

SHORT TERM INVESTMENTS - 1.7%

Investment Companies - 0.1%
JNL Money Market Fund, 0.01% (a) (h)	1,718	1,718

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	19,463	19,463
Total Short Term Investments (cost $21,181)		21,181
Total Investments - 101.2% (cost $1,016,706)		1,268,519
Other Assets and Liabilities, Net - (1.2%)		(15,025)
Total Net Assets - 100.0%		$1,253,494

JNL/S&P Total Yield Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 17.9%
Apollo Group Inc. - Class A (c)	1,091	$22,706
GameStop Corp. - Class A (e)	802	39,803
Gannett Co. Inc.	1,176	31,505
Staples Inc.	1,796	26,315

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Washington Post Co. - Class B	57	35,056
		155,385
CONSUMER STAPLES - 7.2%
Reynolds American Inc.	479	23,362
Safeway Inc.	1,230	39,346
		62,708
ENERGY - 2.9%
ConocoPhillips	368	25,562

FINANCIALS - 23.2%
American Express Co.	377	28,443
Citigroup Inc.	609	29,541
Goldman Sachs Group Inc.	179	28,277
JPMorgan Chase & Co.	513	26,494
Legg Mason Inc.	825	27,577
MetLife Inc.	634	29,780
State Street Corp.	474	31,144
		201,256
INDUSTRIALS - 22.9%
Flowserve Corp.	455	28,385
General Electric Co.	991	23,674
L-3 Communications Holdings Inc.	272	25,749
Northrop Grumman Systems Corp.	316	30,066
Pitney Bowes Inc. (e)	1,881	34,215
Southwest Airlines Co.	2,209	32,160
Textron Inc.	891	24,612
		198,861
INFORMATION TECHNOLOGY - 21.3%
Applied Materials Inc.	1,962	34,406
CA Inc.	950	28,188
Harris Corp.	446	26,436
Hewlett-Packard Co.	1,620	33,994
Lam Research Corp. (c)	599	30,683
Xerox Corp.	3,084	31,737
		185,444
TELECOMMUNICATION SERVICES - 4.3%
AT&T Inc.	613	20,748
CenturyLink Inc.	539	16,915
		37,663
Total Common Stocks (cost $687,198)		866,879

SHORT TERM INVESTMENTS - 5.3%

Investment Companies - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	2,887	2,887

Securities Lending Collateral - 5.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	43,593	43,593
Total Short Term Investments (cost $46,480)		46,480
Total Investments - 105.0% (cost $733,678)		913,359
Other Assets and Liabilities, Net - (5.0%)		(43,875)
Total Net Assets - 100.0%		$869,484

JNL/S&P 4 Fund

INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (42.1%) (b)	35,220	$582,184
JNL/S&P Dividend Income & Growth Fund (23.1%) (b)	42,565	579,310
JNL/S&P Intrinsic Value Fund (46.4%) (b)	39,509	581,571
JNL/S&P Total Yield Fund (66.7%) (b)	41,270	580,261
Total Investment Companies (cost $1,709,957)		2,323,326
Total Investments - 100.0% (cost $1,709,957)		2,323,326
Other Assets and Liabilities, Net - (0.0%)		(133)
Total Net Assets - 100.0%		$2,323,193

JNL/S&P Managed Conservative Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (9.5%) (b)	4,544	$45,668
JNL/DFA U.S. Core Equity Fund (9.5%) (b)	3,786	37,824
JNL/Eagle SmallCap Equity Fund (1.3%) (b)	679	19,189
JNL/Franklin Templeton Global Multisector Bond Fund (7.7%) (b)	10,525	124,936
JNL/Franklin Templeton Small Cap Value Fund (2.3%) (b)	1,281	19,745
JNL/Goldman Sachs Core Plus Bond Fund (6.3%) (b)	4,111	50,357
JNL/Goldman Sachs Emerging Markets Debt Fund (6.0%) (b)	3,720	48,551
JNL/Goldman Sachs Mid Cap Value Fund (0.0%) (b)	5	69
JNL/Invesco Global Real Estate Fund (1.1%) (b)	1,726	17,653
JNL/Invesco International Growth Fund (1.7%) (b)	1,510	18,502
JNL/JPMorgan International Value Fund (2.3%) (b)	1,761	14,350
JNL/JPMorgan MidCap Growth Fund (4.5%) (b)	1,774	50,129
JNL/JPMorgan U.S. Government & Quality Bond Fund (16.5%) (b)	14,685	201,627
JNL/Lazard Emerging Markets Fund (1.2%) (b)	1,572	17,476
JNL/PIMCO Real Return Fund (3.5%) (b)	5,822	69,749
JNL/PIMCO Total Return Bond Fund (5.3%) (b)	22,408	286,820
JNL/PPM America Floating Rate Income Fund (7.3%) (b)	9,385	102,113
JNL/PPM America High Yield Bond Fund (3.4%) (b)	10,921	81,796
JNL/PPM America Low Duration Bond Fund (23.5%) (b)	8,808	88,169
JNL/PPM America Total Return Fund (21.0%) (b)	10,716	124,728
JNL/T. Rowe Price Established Growth Fund (1.4%) (b)	1,677	51,857
JNL/T. Rowe Price Short-Term Bond Fund (10.4%) (b)	16,782	168,496
JNL/T. Rowe Price Value Fund (3.1%) (b)	4,380	67,053
JNL/WMC Value Fund (2.9%) (b)	2,087	46,702
Total Investment Companies (cost $1,682,402)		1,753,559
Total Investments - 100.0% (cost $1,682,402)		1,753,559
Other Assets and Liabilities, Net - (0.0%)		(253)
Total Net Assets - 100.0%		$1,753,306

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/S&P Managed Moderate Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (21.2%) (b)	10,134	$101,841
JNL/BlackRock Commodity Securities Strategy Fund (3.6%) (b)	4,709	51,753
JNL/BlackRock Large Cap Select Growth Fund (2.4%) (b)	755	20,121
JNL/DFA U.S. Core Equity Fund (7.5%) (b)	3,013	30,104
JNL/Eagle SmallCap Equity Fund (2.9%) (b)	1,532	43,262
JNL/Franklin Templeton Global Multisector Bond Fund (11.8%) (b)	15,988	189,779
JNL/Franklin Templeton Small Cap Value Fund (7.9%) (b)	4,333	66,816
JNL/Goldman Sachs Emerging Markets Debt Fund (13.9%) (b)	8,599	112,218
JNL/Goldman Sachs Mid Cap Value Fund (10.2%) (b)	8,023	109,198
JNL/Invesco Global Real Estate Fund (3.7%) (b)	5,520	56,472
JNL/Invesco International Growth Fund (4.4%) (b)	3,936	48,211
JNL/Invesco Small Cap Growth Fund (4.5%) (b)	1,440	26,286
JNL/JPMorgan International Value Fund (3.6%) (b)	2,712	22,103
JNL/JPMorgan MidCap Growth Fund (12.1%) (b)	4,740	133,940
JNL/JPMorgan U.S. Government & Quality Bond Fund (12.5%) (b)	11,126	152,759
JNL/Lazard Emerging Markets Fund (5.9%) (b)	8,034	89,340
JNL/Oppenheimer Global Growth Fund (4.1%) (b)	2,682	35,967
JNL/PIMCO Real Return Fund (6.0%) (b)	9,798	117,376
JNL/PIMCO Total Return Bond Fund (7.1%) (b)	29,718	380,390
JNL/PPM America Floating Rate Income Fund (8.7%) (b)	11,107	120,844
JNL/PPM America High Yield Bond Fund (5.5%) (b)	17,644	132,153
JNL/PPM America Low Duration Bond Fund (33.4%) (b)	12,528	125,402
JNL/PPM America Total Return Fund (30.1%) (b)	15,341	178,573
JNL/T. Rowe Price Established Growth Fund (8.3%) (b)	10,273	317,643
JNL/T. Rowe Price Short-Term Bond Fund (15.4%) (b)	24,875	249,743
JNL/T. Rowe Price Value Fund (8.4%) (b)	11,983	183,461
JNL/WMC Value Fund (7.4%) (b)	5,316	118,971
Total Investment Companies (cost $2,971,838)		3,214,726
Total Investments - 100.0% (cost $2,971,838)		3,214,726
Other Assets and Liabilities, Net - (0.0%)		(438)
Total Net Assets - 100.0%		$3,214,288

JNL/S&P Managed Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (15.5%) (b)	7,435	$74,721
JNL/BlackRock Commodity Securities Strategy Fund (8.6%) (b)	11,338	124,606
JNL/BlackRock Large Cap Select Growth Fund (7.5%) (b)	2,354	62,750
JNL/Eagle SmallCap Equity Fund (9.5%) (b)	5,076	143,358
JNL/Franklin Templeton Global Multisector Bond Fund (19.2%) (b)	26,079	309,556
JNL/Franklin Templeton Small Cap Value Fund (15.2%) (b)	8,297	127,935
JNL/Goldman Sachs Core Plus Bond Fund (9.5%) (b)	6,197	75,911
JNL/Goldman Sachs Emerging Markets Debt Fund (18.0%) (b)	11,164	145,696
JNL/Goldman Sachs Mid Cap Value Fund (16.1%) (b)	12,665	172,375
JNL/Invesco Global Real Estate Fund (8.9%) (b)	13,353	136,599
JNL/Invesco International Growth Fund (17.2%) (b)	15,195	186,138
JNL/Invesco Large Cap Growth Fund (20.1%) (b)	11,223	177,433
JNL/Invesco Mid Cap Value Fund (14.4%) (b)	3,569	50,495
JNL/Invesco Small Cap Growth Fund (13.2%) (b)	4,233	77,250
JNL/JPMorgan International Value Fund (11.5%) (b)	8,748	71,292
JNL/JPMorgan MidCap Growth Fund (20.2%) (b)	7,891	223,005
JNL/JPMorgan U.S. Government & Quality Bond Fund (13.1%) (b)	11,622	159,573
JNL/Lazard Emerging Markets Fund (16.6%) (b)	22,566	250,931
JNL/Morgan Stanley Mid Cap Growth Fund (35.4%) (b)	4,341	52,609
JNL/Oppenheimer Global Growth Fund (11.3%) (b)	7,418	99,479
JNL/PIMCO Real Return Fund (4.7%) (b)	7,645	91,590
JNL/PIMCO Total Return Bond Fund (8.8%) (b)	36,941	472,848
JNL/PPM America Floating Rate Income Fund (3.6%) (b)	4,571	49,733
JNL/PPM America High Yield Bond Fund (9.1%) (b)	29,067	217,711
JNL/PPM America Low Duration Bond Fund (43.1%) (b)	16,158	161,742
JNL/PPM America Mid Cap Value Fund (6.8%) (b)	1,436	19,214
JNL/PPM America Total Return Fund (26.2%) (b)	13,353	155,423
JNL/T. Rowe Price Established Growth Fund (18.9%) (b)	23,328	721,306
JNL/T. Rowe Price Short-Term Bond Fund (16.7%) (b)	27,051	271,597
JNL/T. Rowe Price Value Fund (18.4%) (b)	26,353	403,462
JNL/WMC Value Fund (21.3%) (b)	15,320	342,866
Total Investment Companies (cost $5,015,164)		5,629,204
Total Investments - 100.0% (cost $5,015,164)		5,629,204
Other Assets and Liabilities, Net - (0.0%)		(754)
Total Net Assets - 100.0%		$5,628,450

JNL/S&P Managed Growth Fund

INVESTMENT COMPANIES - 100.0%
Curian/DoubleLine Total Return Fund (10.9%) (b)	5,207	$52,333
JNL/BlackRock Commodity Securities Strategy Fund (8.3%) (b)	10,878	119,547
JNL/BlackRock Large Cap Select Growth Fund (17.7%) (b)	5,530	147,430

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Eagle SmallCap Equity Fund (9.5%) (b)	5,062	142,945
JNL/Franklin Templeton Global Multisector Bond Fund (2.2%) (b)	3,005	35,671
JNL/Franklin Templeton Small Cap Value Fund (11.1%) (b)	6,064	93,503
JNL/Goldman Sachs Emerging Markets Debt Fund (8.6%) (b)	5,300	69,169
JNL/Goldman Sachs Mid Cap Value Fund (13.5%) (b)	10,610	144,407
JNL/Invesco Global Real Estate Fund (6.2%) (b)	9,312	95,258
JNL/Invesco International Growth Fund (18.3%) (b)	16,214	198,624
JNL/Invesco Large Cap Growth Fund (19.5%) (b)	10,856	171,626
JNL/Invesco Mid Cap Value Fund (10.2%) (b)	2,514	35,577
JNL/Invesco Small Cap Growth Fund (7.4%) (b)	2,372	43,287
JNL/JPMorgan International Value Fund (11.9%) (b)	9,120	74,331
JNL/JPMorgan MidCap Growth Fund (15.9%) (b)	6,215	175,625
JNL/JPMorgan U.S. Government & Quality Bond Fund (3.4%) (b)	3,049	41,856
JNL/Lazard Emerging Markets Fund (13.8%) (b)	18,806	209,125
JNL/M&G Global Basics Fund (42.6%) (b)	5,088	72,550
JNL/Morgan Stanley Mid Cap Growth Fund (22.0%) (b)	2,701	32,730
JNL/Oppenheimer Global Growth Fund (13.7%) (b)	9,043	121,271
JNL/PIMCO Real Return Fund (1.9%) (b)	3,078	36,877
JNL/PIMCO Total Return Bond Fund (3.6%) (b)	15,163	194,087
JNL/PPM America High Yield Bond Fund (4.7%) (b)	14,913	111,700
JNL/PPM America Mid Cap Value Fund (6.8%) (b)	1,436	19,214
JNL/PPM America Total Return Fund (6.4%) (b)	3,258	37,927
JNL/T. Rowe Price Established Growth Fund (15.2%) (b)	18,782	580,751
JNL/T. Rowe Price Mid-Cap Growth Fund (5.1%) (b)	3,163	116,757
JNL/T. Rowe Price Short-Term Bond Fund (11.2%) (b)	18,107	181,798
JNL/T. Rowe Price Value Fund (19.8%) (b)	28,325	433,659
JNL/WMC Value Fund (19.4%) (b)	13,994	313,182
Total Investment Companies (cost $3,515,481)		4,102,817
Total Investments - 100.0% (cost $3,515,481)		4,102,817
Other Assets and Liabilities, Net - (0.0%)		(562)
Total Net Assets - 100.0%		$4,102,255

JNL/S&P Managed Aggressive Growth Fund

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Strategy Fund (2.3%) (b)	2,958	$32,508
JNL/BlackRock Large Cap Select Growth Fund (6.4%) (b)	2,006	53,490
JNL/Eagle SmallCap Equity Fund (3.8%) (b)	2,018	56,994
JNL/Franklin Templeton Small Cap Value Fund (4.9%) (b)	2,687	41,439
JNL/Goldman Sachs Emerging Markets Debt Fund (3.0%) (b)	1,844	24,059
JNL/Goldman Sachs Mid Cap Value Fund (7.3%) (b)	5,764	78,441
JNL/Invesco Global Real Estate Fund (2.1%) (b)	3,179	32,521
JNL/Invesco International Growth Fund (8.9%) (b)	7,831	95,932
JNL/Invesco Large Cap Growth Fund (7.9%) (b)	4,426	69,969
JNL/Invesco Small Cap Growth Fund (3.6%) (b)	1,149	20,961
JNL/JPMorgan International Value Fund (1.1%) (b)	840	6,849
JNL/JPMorgan MidCap Growth Fund (5.8%) (b)	2,286	64,594
JNL/Lazard Emerging Markets Fund (6.0%) (b)	8,167	90,815
JNL/M&G Global Basics Fund (18.0%) (b)	2,150	30,658
JNL/Morgan Stanley Mid Cap Growth Fund (7.7%) (b)	945	11,457
JNL/Oppenheimer Global Growth Fund (6.3%) (b)	4,132	55,404
JNL/PIMCO Total Return Bond Fund (0.9%) (b)	3,821	48,908
JNL/PPM America High Yield Bond Fund (1.0%) (b)	3,277	24,545
JNL/T. Rowe Price Established Growth Fund (5.2%) (b)	6,390	197,582
JNL/T. Rowe Price Mid-Cap Growth Fund (2.7%) (b)	1,670	61,671
JNL/T. Rowe Price Short-Term Bond Fund (1.5%) (b)	2,441	24,512
JNL/T. Rowe Price Value Fund (7.2%) (b)	10,227	156,581
JNL/WMC Value Fund (8.0%) (b)	5,750	128,681
Total Investment Companies (cost $1,170,385)		1,408,571
Total Investments - 100.0% (cost $1,170,385)		1,408,571
Other Assets and Liabilities, Net - (0.0%)		(212)
Total Net Assets - 100.0%		$1,408,359

JNL/T. Rowe Price Established Growth Fund

COMMON STOCKS - 98.5%

CONSUMER DISCRETIONARY - 27.7%
Amazon.com Inc. (c)	565	$176,642
AutoZone Inc. (c)	73	30,732
Carmax Inc. (c)	516	25,015
Carnival Plc	403	13,659
Charter Communications Inc. - Class A (c)	87	11,684
Chipotle Mexican Grill Inc. - Class A (c)	92	39,526
Ctrip.com International Ltd. - ADR (c)	430	25,096
D.R. Horton Inc.	726	14,114
Discovery Communications Inc. - Class C (c)	231	18,046
Dollar Tree Inc. (c)	189	10,809
Harley-Davidson Inc.	206	13,208
Home Depot Inc.	959	72,771
Las Vegas Sands Corp.	663	44,043
Lennar Corp. - Class A (e)	413	14,610
Lowe’s Cos. Inc.	653	31,070
Lululemon Athletica Inc. (c) (e)	309	22,556
Marriott International Inc. - Class A	272	11,448
MGM Resorts International (c)	986	20,146
Netflix Inc. (c)	119	36,796
Nike Inc. - Class B	306	22,228
Prada SpA (e)	1,350	13,114
Priceline.com Inc. (c)	109	109,704
Ralph Lauren Corp. - Class A	7	1,203

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Ross Stores Inc.	260	18,892
Starbucks Corp.	933	71,805
Starwood Hotels & Resorts Worldwide Inc.	366	24,307
Tesla Motors Inc. (c) (e)	210	40,670
Tractor Supply Co.	407	27,338
TripAdvisor Inc. (c)	307	23,306
Twenty-First Century Fox Inc. - Class A	730	24,445
Under Armour Inc. - Class A (c)	292	23,199
Walt Disney Co.	343	22,120
Wynn Macau Ltd. (e)	678	2,316
		1,056,618
CONSUMER STAPLES - 5.1%
Anheuser-Busch InBev NV	105	10,447
Costco Wholesale Corp.	233	26,835
CVS Caremark Corp.	620	35,208
Green Mountain Coffee Roasters Inc. (c) (e)	259	19,480
Monster Beverage Corp. (c)	213	11,108
Nestle SA	187	13,031
PepsiCo Inc.	239	19,024
Pernod-Ricard SA	72	8,969
Procter & Gamble Co.	185	13,946
Whole Foods Market Inc.	648	37,923
		195,971
ENERGY - 4.9%
Cabot Oil & Gas Corp. - Class A	481	17,958
Concho Resources Inc. (c)	170	18,487
EOG Resources Inc.	117	19,789
EQT Corp.	202	17,904
FMC Technologies Inc. (c)	356	19,751
Pioneer Natural Resources Co.	222	41,989
Range Resources Corp.	405	30,728
Schlumberger Ltd.	247	21,781
		188,387
FINANCIALS - 5.2%
Affiliated Managers Group Inc. (c)	72	13,223
American Express Co.	498	37,617
American Tower Corp.	984	72,937
Franklin Resources Inc.	410	20,715
IntercontinentalExchange Inc. (c) (e)	70	12,627
Invesco Ltd.	903	28,815
TD Ameritrade Holding Corp.	393	10,284
		196,218
HEALTH CARE - 11.2%
Alexion Pharmaceuticals Inc. (c)	191	22,163
Biogen Idec Inc. (c)	273	65,752
Celgene Corp. (c)	277	42,623
Gilead Sciences Inc. (c)	1,575	98,944
Idexx Laboratories Inc. (c) (e)	177	17,648
McKesson Corp.	380	48,728
Novo-Nordisk A/S	95	16,132
Pharmacyclics Inc. (c)	152	20,971
Regeneron Pharmaceuticals Inc. (c)	68	21,338
Stryker Corp.	167	11,274
UnitedHealth Group Inc.	218	15,625
Valeant Pharmaceuticals International Inc. (c)	331	34,575
Vertex Pharmaceuticals Inc. (c)	175	13,234
		429,007
INDUSTRIALS - 11.6%
Boeing Co.	355	41,701
Danaher Corp.	1,231	85,347
Delta Air Lines Inc.	517	12,203
Fastenal Co.	890	44,697
Flowserve Corp.	180	11,205
JB Hunt Transport Services Inc.	190	13,842
Kansas City Southern	381	41,666
Precision Castparts Corp.	342	77,739
Roper Industries Inc.	303	40,207
Union Pacific Corp.	148	23,052
United Continental Holdings Inc. (c)	530	16,269
United Parcel Service Inc. - Class B	284	25,949
WW Grainger Inc.	39	10,154
		444,031
INFORMATION TECHNOLOGY - 25.9%
Accenture Plc - Class A	58	4,264
Akamai Technologies Inc. (c)	287	14,848
Alliance Data Systems Corp. (c) (e)	66	13,915
Apple Inc.	208	99,021
Baidu.com - ADR - Class A (c)	240	37,197
Cognizant Technology Solutions Corp. - Class A (c)	350	28,775
Concur Technologies Inc. (c) (e)	119	13,105
eBay Inc. (c)	1,451	80,923
Facebook Inc. - Class A (c)	380	19,066
Fiserv Inc. (c)	151	15,279
Google Inc. - Class A (c)	234	204,700
Juniper Networks Inc. (c)	720	14,305
LinkedIn Corp. (c)	187	45,939
MasterCard Inc. - Class A	154	103,743
NetSuite Inc. (c) (e)	116	12,521
NHN Corp.	26	13,540
QUALCOMM Inc.	719	48,452
Rackspace Hosting Inc. (c)	142	7,471
Red Hat Inc. (c)	437	20,154
Salesforce.com Inc. (c)	883	45,826
ServiceNow Inc. (c) (e)	362	18,811
Tencent Holdings Ltd.	222	11,685
Twitter Inc. Private Placement (c) (f) (q)	78	1,908
Visa Inc. - Class A	535	102,296
Workday Inc. - Class A (c)	158	12,811
		990,555
MATERIALS - 3.5%
Ecolab Inc.	420	41,499
FMC Corp.	192	13,763
Martin Marietta Materials Inc.	90	8,806
Praxair Inc.	265	31,819
Sherwin-Williams Co.	213	38,859
		134,746
TELECOMMUNICATION SERVICES - 3.4%
Crown Castle International Corp. (c)	1,326	96,831
SBA Communications Corp. (c)	199	15,995
SoftBank Corp.	219	15,223
		128,049
Total Common Stocks (cost $2,717,574)		3,763,582

PREFERRED STOCKS - 0.2%

INFORMATION TECHNOLOGY - 0.2%
LivingSocial, Convertible Preferred, Series F (c) (f) (q)	154	173
Twitter Inc. Private Placement, Convertible Preferred, Series D (c) (f) (q)	30	732
Twitter Inc. Private Placement, Convertible Preferred, Series G-2 (c) (f) (q)	123	2,988
Twitter Inc. Private Placement, Convertible Preferred, Series A (c) (f) (q)	—	5
Twitter Inc. Private Placement, Convertible Preferred, Series C (c) (f) (q)	18	433
Twitter Inc. Private Placement, Convertible Preferred, Series B (c) (f) (q)	66	1,601

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Twitter Inc. Private Placement, Convertible Preferred, Series F (c) (f) (q)	11	274
Total Preferred Stocks (cost $5,164)		6,206

SHORT TERM INVESTMENTS - 4.4%

Investment Companies - 1.6%
JNL Money Market Fund, 0.01% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.03% (a) (h)	57,226	57,226
		59,226
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	107,661	107,661
Total Short Term Investments (cost $166,887)		166,887
Total Investments - 103.1% (cost $2,889,625)		3,936,675
Other Assets and Liabilities, Net - (3.1%)		(116,570)
Total Net Assets - 100.0%		$3,820,105

JNL/T. Rowe Price Mid-Cap Growth Fund

COMMON STOCKS - 94.9%

CONSUMER DISCRETIONARY - 16.7%
AutoZone Inc. (c)	52	$21,982
Carmax Inc. (c)	752	36,449
Charter Communications Inc. - Class A (c)	186	25,065
Chipotle Mexican Grill Inc. - Class A (c)	21	9,003
Choice Hotels International Inc. (e)	261	11,273
Discovery Communications Inc. - Class C (c)	79	6,171
Dollar General Corp. (c)	464	26,197
Dollar Tree Inc. (c)	339	19,377
DSW Inc. - Class A	155	13,225
Groupon Inc. - Class A (c) (e)	1,150	12,892
Harley-Davidson Inc.	258	16,574
Harman International Industries Inc.	179	11,855
Kohl’s Corp.	365	18,889
L Brands Inc.	151	9,226
Marriott International Inc. - Class A	418	17,581
Netflix Inc. (c)	54	16,697
Norwegian Cruise Line Holdings Ltd. (c)	516	15,919
O’Reilly Automotive Inc. (c)	180	22,966
Panera Bread Co. - Class A (c)	46	7,292
Tesla Motors Inc. (c) (e)	56	10,832
Tim Hortons Inc.	311	18,038
TripAdvisor Inc. (c)	232	17,595
WABCO Holdings Inc. (c)	233	19,633
		384,731
CONSUMER STAPLES - 3.5%
Dean Foods Co. (c)	664	12,815
Green Mountain Coffee Roasters Inc. (c) (e)	237	17,853
Sprouts Farmers Market Inc. (c)	28	1,243
The Fresh Market Inc. (c)	103	4,873
TreeHouse Foods Inc. (c)	206	13,767
WhiteWave Foods Co. - Class A (c) (e)	815	16,282
Whole Foods Market Inc.	259	15,151
		81,984
ENERGY - 6.4%
Concho Resources Inc. (c)	155	16,865
CONSOL Energy Inc.	361	12,148
EQT Corp.	365	32,383
McDermott International Inc. (c)	725	5,387
Pioneer Natural Resources Co.	104	19,635
Range Resources Corp.	337	25,575
SM Energy Co.	363	28,020
Southwestern Energy Co. (c)	209	7,600
		147,613
FINANCIALS - 7.5%
CBOE Holdings Inc.	412	18,635
Charles Schwab Corp.	427	9,027
Fidelity National Financial Inc. - Class A	826	21,971
HCC Insurance Holdings Inc.	418	18,317
IntercontinentalExchange Inc. (c) (e)	75	13,606
Jones Lang LaSalle Inc.	157	13,706
MSCI Inc. - Class A (c)	519	20,895
Progressive Corp.	679	18,489
TCF Financial Corp.	217	3,099
TD Ameritrade Holding Corp.	832	21,782
Willis Group Holdings Plc	309	13,389
		172,916
HEALTH CARE - 17.5%
Agilent Technologies Inc.	439	22,499
Alexion Pharmaceuticals Inc. (c)	102	11,848
Alkermes Plc (c)	539	18,121
Alnylam Pharmaceuticals Inc. (c)	103	6,593
Bruker Corp. (c)	773	15,962
CareFusion Corp. (c)	644	23,764
Catamaran Corp. (c)	218	10,017
Cooper Cos. Inc.	124	16,082
Covance Inc. (c)	311	26,889
Cubist Pharmaceuticals Inc. (c)	102	6,482
Dentsply International Inc.	632	27,435
Envision Healthcare Holdings Inc. (c)	204	5,310
Henry Schein Inc. (c)	209	21,673
Hospira Inc. (c)	361	14,158
Idexx Laboratories Inc. (c) (e)	218	21,724
Illumina Inc. (c) (e)	134	10,831
Incyte Corp. (c)	229	8,736
Laboratory Corp. of America Holdings (c)	311	30,833
MEDNAX Inc. (c)	134	13,454
Mettler-Toledo International Inc. (c)	23	5,522
Pharmacyclics Inc. (c)	77	10,658
Regeneron Pharmaceuticals Inc. (c)	59	18,459
Teleflex Inc.	129	10,614
Theravance Inc. (c)	90	3,660
Universal Health Services Inc. - Class B	249	18,673
Valeant Pharmaceuticals International Inc. (c)	111	11,581
Vertex Pharmaceuticals Inc. (c)	155	11,752
		403,330
INDUSTRIALS - 20.0%
Acuity Brands Inc.	140	12,883
Alaska Air Group Inc.	180	11,272
AMETEK Inc.	522	24,022
Babcock & Wilcox Co.	834	28,122
Colfax Corp. (c)	273	15,422
Equifax Inc.	308	18,434
Fastenal Co.	547	27,487
Hertz Global Holdings Inc. (c)	619	13,717
IDEX Corp.	467	30,472
IHS Inc. - Class A (c)	334	38,136
JB Hunt Transport Services Inc.	207	15,096
Kansas City Southern	154	16,841
Manpower Inc.	493	35,861
Nordson Corp.	103	7,584
Pall Corp.	401	30,893
Quanta Services Inc. (c)	982	27,015
Rexnord Corp. (c)	224	4,659
Roper Industries Inc.	208	27,637

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sensata Technologies Holding NV (c) (e)	314	12,017
Textron Inc.	1,037	28,632
Verisk Analytics Inc. - Class A (c)	300	19,488
Waste Connections Inc.	359	16,302
		461,992
INFORMATION TECHNOLOGY - 18.8%
Akamai Technologies Inc. (c)	459	23,730
Altera Corp.	467	17,354
Amdocs Ltd.	362	13,264
Atmel Corp. (c)	1,650	12,276
Avago Technologies Ltd.	255	10,995
Concur Technologies Inc. (c) (e)	181	20,000
CoreLogic Inc. (c)	375	10,144
Cree Inc. (c)	114	6,862
Dropbox Inc. (c) (f) (q)	42	487
FactSet Research Systems Inc. (e)	207	22,584
FEI Co.	46	4,039
Fidelity National Information Services Inc.	204	9,474
FireEye Inc. (c)	19	806
Fiserv Inc. (c)	363	36,681
Gartner Inc. - Class A (c)	416	24,960
Global Payments Inc.	261	13,332
IPG Photonics Corp. (e)	144	8,109
JDS Uniphase Corp. (c)	1,556	22,889
LinkedIn Corp. - Class A (c)	40	9,916
Microchip Technology Inc. (e)	255	10,274
Motorola Solutions Inc.	365	21,674
Rackspace Hosting Inc. (c)	257	13,559
Red Hat Inc. (c)	464	21,409
SanDisk Corp.	101	6,010
ServiceNow Inc. (c) (e)	294	15,273
Trimble Navigation Ltd. (c)	357	10,606
Vantiv Inc. - Class A (c)	571	15,954
VeriSign Inc. (c)	441	22,442
Workday Inc. - Class A (c)	114	9,226
Xilinx Inc.	415	19,447
		433,776
MATERIALS - 3.4%
Agnico-Eagle Mines Ltd.	361	9,556
Ball Corp.	133	5,969
Celanese Corp. - Class A	309	16,312
Franco-Nevada Corp.	311	14,109
Martin Marietta Materials Inc.	124	12,173
Rockwood Holdings Inc.	310	20,739
		78,858
UTILITIES - 1.1%
Calpine Corp. (c)	1,349	26,211
Total Common Stocks (cost $1,546,427)		2,191,411

PREFERRED STOCKS - 0.3%

CONSUMER DISCRETIONARY - 0.0%
Hungry Machine Inc. (c) (f) (q)	719	417

INFORMATION TECHNOLOGY - 0.3%
Coupon.com Inc. (c) (f) (q)	625	2,238
Dropbox Inc., Series A-1 (c) (f) (q)	258	2,972
Dropbox Inc., Series A (c) (f) (q)	53	605
		5,815
Total Preferred Stocks (cost $10,310)		6,232

SHORT TERM INVESTMENTS - 9.2%

Investment Companies - 4.9%
JNL Money Market Fund, 0.01% (a) (h)	1,040	1,040
T. Rowe Price Reserves Investment Fund, 0.03% (a) (h)	111,433	111,433
		112,473
Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	99,952	99,952
Total Short Term Investments (cost $212,425)		212,425
Total Investments - 104.4% (cost $1,769,162)		2,410,068
Other Assets and Liabilities, Net - (4.4%)		(100,790)
Total Net Assets - 100.0%		$2,309,278

JNL/T. Rowe Price Short-Term Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 19.1%
Ally Auto Receivables Trust, 0.57%, 08/20/15	$5,990	$5,987
Ally Master Owner Trust
0.98%, 02/15/17 (i)	8,000	8,039
1.00%, 02/15/18	580	578
American Express Credit Account Master Trust
0.35%, 04/17/17 (i)	3,185	3,187
0.99%, 03/15/18	2,840	2,844
1.29%, 03/15/18 (r)	3,245	3,267
1.07%, 05/15/18 (r)	770	775
AmeriCredit Automobile Receivables Trust
2.33%, 03/08/16	1,935	1,946
1.73%, 02/08/17	1,710	1,730
0.96%, 04/09/18	800	802
1.19%, 05/08/18	2,560	2,542
Banc of America Commercial Mortgage Trust REMIC
5.92%, 05/10/45 (i)	6,510	7,138
5.37%, 09/10/45 (i)	3,260	3,518
5.63%, 07/10/46	1,860	2,040
Banc of America Merill Lynch Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	687
4.62%, 07/10/43	3,200	3,262
4.67%, 07/10/43	7,804	8,222
Bear Stearns Commercial Mortgage Securities Trust REMIC, 4.72%, 02/11/41	157	158
Bear Stearns Commercial Mortgage Securities Trust
5.20%, 01/12/41	584	590
REMIC, 5.20%, 12/11/38	4,560	5,012
REMIC, 4.67%, 06/11/41	1,041	1,090
REMIC, 5.54%, 09/11/41	1,280	1,404
REMIC, 5.54%, 10/12/41	1,854	2,042
REMIC, 5.75%, 09/11/42	2,202	2,306
REMIC, 5.70%, 06/11/50	765	792
BMW Vehicle Lease Trust, 0.54%, 09/21/15	4,050	4,042
Cabela’s Master Credit Card Trust, 1.63%, 01/16/18 (i) (r)	1,700	1,726
Capital Auto Receivables Asset Trust
0.79%, 06/20/17	4,790	4,775
1.24%, 10/20/17	2,985	2,994
CarMax Auto Owner Trust
3.75%, 12/15/15	660	668
4.88%, 08/15/16	420	427
0.89%, 09/15/16	1,650	1,656
0.84%, 03/15/17	3,040	3,049
0.52%, 07/17/17	3,095	3,084

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Citigroup Commercial Mortgage Trust REMIC, 5.60%, 04/15/40 (e) (i)	1,456	1,478
CNH Equipment Trust, 0.69%, 06/15/18	6,910	6,903
CNH Wholesale Master Note Trust, 0.78%, 08/15/19 (i) (r)	2,275	2,275
Commercial Mortgage Pass-Through Certificates REMIC
5.52%, 07/10/37 (i)	1,140	1,155
5.17%, 06/10/44 (i)	560	590
1.16%, 12/10/44	263	263
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,379	1,428
Enterprise Fleet Financing LLC
0.68%, 09/20/18 (r)	4,385	4,378
1.06%, 03/20/19 (r)	2,095	2,096
Ford Credit Auto Lease Trust
1.01%, 05/15/16	2,130	2,103
1.28%, 06/15/16	1,565	1,551
REMIC, 1.10%, 12/15/15 (r)	735	730
REMIC, 1.50%, 03/15/17 (r)	910	908
Ford Credit Auto Owner Trust
8.14%, 02/15/16 (r)	415	419
4.05%, 10/15/16	645	663
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,950
4.20%, 02/15/17 (r)	3,120	3,265
4.99%, 02/15/17 (r)	2,230	2,332
Fosse Master Issuer Plc, 1.66%, 10/18/54 (i) (r)	1,635	1,658
GE Capital Credit Card Master Note Trust, 1.03%, 01/15/18	2,960	2,969
GE Dealer Floorplan Master Note Trust
0.62%, 10/20/17 (i)	5,265	5,271
0.58%, 04/20/18 (i)	4,635	4,624
GE Equipment Midticket LLC, 0.78%, 09/22/20	2,390	2,387
GE Equipment Small Ticket LLC, 1.04%, 09/21/15 (r)	1,130	1,133
GE Equipment Transportation LLC, 0.99%, 11/23/15	510	511
Greenwich Capital Commercial Funding Corp. REMIC, 6.06%, 07/10/38 (i)	3,639	4,001
GS Mortgage Securities Trust
1.21%, 07/10/46	1,405	1,405
REMIC, 5.55%, 04/10/38 (i)	2,240	2,426
REMIC, 5.99%, 08/10/45 (i)	1,065	1,138
GTP Acquisition Partners I LLC
4.35%, 06/15/16 (r)	1,690	1,787
2.36%, 05/15/18 (r)	5,715	5,586
Holmes Master Issuer Plc, 1.92%, 10/15/54 (i) (r)	5,210	5,281
Honda Auto Receivables Owner Trust
0.56%, 05/15/16	3,185	3,186
1.55%, 08/18/17	1,695	1,710
HSBC Home Equity Loan Trust REMIC, 0.33%, 03/20/36 (i)	1,008	987
Huntington Auto Trust, 0.81%, 09/15/16	4,004	4,011
Hyundai Auto Lease Securitization Trust, 0.77%, 10/17/16 (r)	3,480	3,474
Hyundai Auto Receivables Trust
3.51%, 11/15/17	6,830	7,136
0.73%, 06/15/18	4,305	4,282
0.75%, 09/17/18	3,900	3,869
John Deere Owner Trust, 0.60%, 03/15/17	7,160	7,152
JPMBB Commercial Mortgage Securities Trust REMIC, 1.26%, 08/15/46	2,670	2,676
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.72%, 01/15/38	859	863
4.68%, 07/15/42	378	380
5.00%, 08/15/42 (i)	2,421	2,545
5.48%, 12/12/44 (i)	1,700	1,828
1.03%, 05/15/45	389	389
JPMorgan Mortgage Trust REMIC, 2.78%, 07/25/35 (i)	256	253
Lanark Master Issuer Plc REMIC, 0.76%, 12/22/54 (i) (r)	5,330	5,330
LB-UBS Commercial Mortgage Trust REMIC
5.20%, 11/15/30 (i)	3,775	4,017
4.57%, 01/15/31	459	464
Mercedes-Benz Auto Lease Trust, 0.72%, 12/17/18	2,155	2,155
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,820	1,829
Mercedes-Benz Master Owner Trust, 0.79%, 11/15/17 (r)	9,925	9,882
Morgan Stanley Capital I Trust REMIC
5.27%, 06/13/41 (i)	748	763
4.78%, 12/13/41	917	945
4.99%, 08/13/42	1,565	1,649
6.46%, 01/11/43 (i)	1,973	2,042
5.73%, 07/12/44 (i)	2,552	2,801
Motor Plc
1.29%, 02/25/20 (r)	960	961
0.68%, 02/25/21 (i) (r)	3,586	3,586
MVW Owner Trust, 2.15%, 04/22/30 (r)	977	978
Navistar Financial Corp. Owner Trust, 1.19%, 01/18/19 (r)	4,225	4,235
Navistar Financial Dealer Note Master Trust, 0.85%, 01/25/18 (i) (r)	4,920	4,921
RSB Bondco LLC, 5.72%, 04/01/18	3,825	4,030
SBA Tower Trust REMIC
2.93%, 12/15/17 (r)	6,310	6,359
3.60%, 04/15/18 (r)	2,270	2,261
2.24%, 04/16/18 (r)	2,925	2,885
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	35	34
Sierra Timeshare Receivables Funding LLC, 1.59%, 11/20/29 (r)	1,653	1,648
SMART Trust
0.84%, 09/14/16	785	784
1.59%, 10/14/16 (r)	4,240	4,277
0.97%, 03/14/17	2,320	2,318
1.18%, 02/14/19	1,165	1,149
Structured Asset Securities Corp. REMIC, 2.45%, 09/25/33 (i)	519	504
Toyota Auto Receivables Owner Trust, 0.75%, 02/16/16	1,445	1,447
Volkswagen Auto Loan Enhanced Trust, 0.56%, 08/21/17	7,835	7,798
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	700
Wells Fargo Mortgage Backed Securities Trust REMIC
4.72%, 06/25/34 (i)	256	258
2.72%, 04/25/35 (i)	1,666	1,674
Wheels SPV LLC REMIC, 1.19%, 03/20/21 (r)	1,423	1,426
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	1,280	1,283
1.06%, 11/15/17	1,365	1,371
World Omni Master Owner Trust, 0.53%, 02/15/18 (i) (r)	7,440	7,431
Total Non-U.S. Government Agency Asset-Backed Securities (cost $312,243)		309,979

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 53.1%
CONSUMER DISCRETIONARY - 4.8%
AutoZone Inc.
5.75%, 01/15/15 (e) (l)	780	829
5.50%, 11/15/15	955	1,042
Brinker International Inc., 2.60%, 05/15/18	775	772
Carnival Corp., 1.20%, 02/05/16	2,075	2,062
COX Communications Inc., 5.45%, 12/15/14	967	1,022
Daimler Finance North America LLC
0.86%, 03/28/14 (i) (r)	4,845	4,858
1.88%, 09/15/14 (r)	1,710	1,728
1.13%, 08/01/18 (i) (r)	3,745	3,764
DIRECTV Holdings LLC
4.75%, 10/01/14	7,460	7,753
3.50%, 03/01/16	2,635	2,747
1.75%, 01/15/18	3,120	3,009
Discovery Communications LLC, 3.70%, 06/01/15	1,602	1,676
Hasbro Inc., 6.13%, 05/15/14 (l)	1,080	1,115
Interpublic Group of Cos. Inc.
6.25%, 11/15/14	3,432	3,595
2.25%, 11/15/17	5,055	4,966
NBCUniversal Enterprise Inc., 0.95%, 04/15/18 (i) (r)	2,635	2,648
NBCUniversal Media LLC, 2.10%, 04/01/14	3,605	3,634
Newell Rubbermaid Inc., 2.00%, 06/15/15	830	842
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	3,993
Rogers Cable Inc., 6.75%, 03/15/15	877	951
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,228
TCM Sub LLC, 3.55%, 01/15/15 (r)	8,105	8,350
Thomson Reuters Corp., 0.88%, 05/23/16	2,205	2,192
Time Warner Cable Inc.
8.25%, 02/14/14	2,915	2,992
7.50%, 04/01/14	810	836
Viacom Inc., 2.50%, 09/01/18	870	869
Volkswagen International Finance NV, 1.63%, 03/22/15 (r)	5,025	5,090
		77,563
CONSUMER STAPLES - 3.1%
Altria Group Inc., 8.50%, 11/10/13 (l)	3,800	3,832
Avon Products Inc., 2.38%, 03/15/16	1,790	1,827
BAT International Finance Plc
8.13%, 11/15/13 (r)	6,060	6,113
1.40%, 06/05/15 (r)	2,490	2,513
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	1,860	1,904
5.10%, 07/15/15	1,650	1,756
3.20%, 06/15/17	6,640	6,878
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	6,605	6,782
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,522
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	6,822
Kraft Foods Group Inc., 1.63%, 06/04/15	2,670	2,712
Pernod-Ricard SA, 2.95%, 01/15/17 (e) (r)	3,160	3,279
Reynolds American Inc., 1.05%, 10/30/15	1,035	1,036
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	2,987
		50,963
ENERGY - 9.9%
Anadarko Petroleum Corp.
5.75%, 06/15/14	4,275	4,418
6.38%, 09/15/17 (e)	4,205	4,889
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,644
Canadian Natural Resources Ltd.
1.45%, 11/14/14	2,945	2,967
5.70%, 05/15/17	4,010	4,535
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	1,831	1,812
DCP Midstream LLC
9.70%, 12/01/13 (r)	2,135	2,165
5.38%, 10/15/15 (r)	3,310	3,554
DCP Midstream Operating LP
3.25%, 10/01/15	280	289
2.50%, 12/01/17	3,995	3,958
Ecopetrol SA, 4.25%, 09/18/18 (e)	705	725
Enbridge Inc., 0.90%, 10/01/16 (i)	5,230	5,235
Energy Transfer Partners LP
8.50%, 04/15/14	4,390	4,559
5.95%, 02/01/15	4,110	4,370
6.70%, 07/01/18	625	732
Ensco Plc, 3.25%, 03/15/16	7,605	7,940
Enterprise Products Operating LLC
5.60%, 10/15/14	2,263	2,378
1.25%, 08/13/15	3,220	3,237
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	4,685	4,914
Gazprom OAO Via Gaz Capital SA, 4.95%, 05/23/16 (e) (r)	5,550	5,855
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	2,480	2,598
3.50%, 03/01/16	1,525	1,606
Korea National Oil Corp., 4.00%, 10/27/16 (r)	765	813
Magellan Midstream Partners LP, 6.45%, 06/01/14	1,895	1,967
Marathon Oil Corp., 0.90%, 11/01/15 (e)	4,570	4,570
Murphy Oil Corp., 2.50%, 12/01/17	3,460	3,435
Nabors Industries Inc., 2.35%, 09/15/16 (r)	770	779
Noble Holding International Ltd.
7.38%, 03/15/14	485	499
3.45%, 08/01/15	975	1,014
3.05%, 03/01/16	4,295	4,429
2.50%, 03/15/17	540	543
ONEOK Partners LP
3.25%, 02/01/16	5,835	6,075
3.20%, 09/15/18	270	275
Petrobras Global Finance BV, 2.00%, 05/20/16 (e)	3,575	3,553
PetroHawk Energy Corp., 7.25%, 08/15/18	5,270	5,718
Petroleos Mexicanos, 3.50%, 07/18/18 (e)	2,230	2,258
Phillips 66, 1.95%, 03/05/15	2,760	2,802
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	8,063
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,082
Talisman Energy Inc., 5.13%, 05/15/15	3,005	3,182
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	4,960	5,680
TransCanada PipeLines Ltd., 0.93%, 06/30/16 (i)	5,985	6,022
Transocean Inc.
4.95%, 11/15/15	3,345	3,589
5.05%, 12/15/16 (e)	1,285	1,409
2.50%, 10/15/17	3,095	3,104
Williams Partners LP, 3.80%, 02/15/15	5,901	6,126
Woodside Finance Ltd., 8.13%, 03/01/14 (r)	2,895	2,975
		160,342
FINANCIALS - 21.2%
Aflac Inc., 2.65%, 02/15/17	645	668
American Express Co., 0.85%, 05/22/18 (i)	7,075	7,067
American Honda Finance Corp., 0.64%, 05/26/16 (i) (r)	4,910	4,921
American International Group Inc.
4.25%, 09/15/14	8,350	8,624
3.00%, 03/20/15	1,215	1,251

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ANZ National International Ltd., 1.85%, 10/15/15 (r)	5,455	5,540
Bank of America Corp.
1.50%, 10/09/15	6,240	6,275
1.25%, 01/11/16 (e)	5,045	5,041
1.07%, 03/22/16 (i)	2,030	2,038
Bank of New York Mellon Corp., 0.49%, 03/04/16 (i)	5,070	5,062
Bank of Nova Scotia, 0.75%, 10/09/15	8,215	8,215
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (r)	5,935	5,972
Barclays Bank Plc, 5.20%, 07/10/14	9,995	10,345
BB&T Corp., 1.11%, 06/15/18 (i)	2,115	2,126
BNP Paribas SA, 2.70%, 08/20/18 (e)	3,970	4,016
Boston Properties LP, 5.00%, 06/01/15	3,095	3,301
BPCE SA, 2.38%, 10/04/13 (r)	5,410	5,411
Capital One Financial Corp.
6.25%, 11/15/13	2,046	2,060
2.13%, 07/15/14	4,015	4,060
2.15%, 03/23/15	3,065	3,115
Citigroup Inc.
1.25%, 01/15/16 (e)	4,270	4,267
1.04%, 04/01/16 (i)	7,260	7,277
Commonwealth Bank of Australia, 1.95%, 03/16/15	3,595	3,665
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.20%, 05/13/14 (r)	1,150	1,175
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,125
Fifth Third Bancorp, 3.63%, 01/25/16	2,730	2,881
Ford Motor Credit Co. LLC
3.88%, 01/15/15	6,145	6,356
2.75%, 05/15/15	3,630	3,713
3.00%, 06/12/17	2,090	2,149
General Electric Capital Corp.
2.38%, 06/30/15	5,820	5,968
0.96%, 04/02/18 (i)	8,150	8,197
Goldman Sachs Group Inc., 1.60%, 11/23/15	11,285	11,368
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	3,955	3,961
HSBC Bank Plc, 0.90%, 05/15/18 (i) (r)	4,875	4,879
HSBC USA Inc., 2.38%, 02/13/15	3,225	3,298
Hyundai Capital America
1.63%, 10/02/15 (r)	1,870	1,873
1.88%, 08/09/16 (r)	1,285	1,291
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	5,345	5,708
3.50%, 09/13/17 (r)	1,725	1,794
JPMorgan Chase & Co.
0.88%, 02/26/16 (i)	3,195	3,200
2.00%, 08/15/17 (e)	8,560	8,593
KeyBank NA, 4.95%, 09/15/15	590	630
KeyCorp, 3.75%, 08/13/15	2,560	2,690
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,675
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,664
MetLife Institutional Funding II
1.14%, 04/04/14 (i) (r)	2,430	2,440
0.61%, 01/06/15 (i) (r)	2,800	2,809
Metropolitan Life Global Funding I
1.70%, 06/29/15 (r)	4,365	4,424
1.50%, 01/10/18 (r)	3,440	3,379
Morgan Stanley
1.51%, 02/25/16 (i)	9,680	9,765
1.55%, 04/25/18 (e) (i)	5,755	5,775
National Bank of Canada, 1.45%, 11/07/17	8,005	7,862
New York Life Global Funding, 2.45%, 07/14/16 (r)	5,160	5,341
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,064
Principal Financial Group Inc., 1.85%, 11/15/17	980	972
Principal Life Global Funding II, 0.63%, 05/27/16 (i) (r)	10,015	10,036
Prudential Financial Inc., 5.10%, 09/20/14	2,680	2,794
Regions Financial Corp.
7.75%, 11/10/14	1,470	1,579
5.75%, 06/15/15	2,895	3,102
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	3,014
Simon Property Group LP, 4.20%, 02/01/15	540	560
Societe Generale, 2.50%, 01/15/14 (r)	2,275	2,285
Sumitomo Mitsui Banking Corp.
1.90%, 01/12/15 (r)	6,225	6,304
0.90%, 01/18/16 (e)	3,235	3,225
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,348
Sun Life Financial Global Funding III LP, 0.52%, 10/06/13 (i) (r)	3,255	3,255
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,082
Toronto-Dominion Bank, 0.82%, 04/30/18 (i)	4,565	4,575
Toyota Motor Credit Corp., 0.41%, 03/10/15 (i)	1,950	1,951
Union Bank NA, 2.13%, 06/16/17	3,630	3,651
Ventas Realty LP
3.13%, 11/30/15	4,955	5,176
2.00%, 02/15/18	1,585	1,553
Wachovia Bank NA, 4.88%, 02/01/15	2,210	2,327
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 08/14/13) (i) (m)	425	385
WEA Finance LLC, 5.75%, 09/02/15 (r)	3,510	3,818
Wells Fargo & Co.
1.25%, 02/13/15	3,440	3,469
2.10%, 05/08/17	3,120	3,186
Westpac Banking Corp., 1.13%, 09/25/15	5,595	5,636
Woodside Finance Ltd.
5.00%, 11/15/13 (r)	820	824
4.50%, 11/10/14 (r)	3,175	3,286
		344,757
HEALTH CARE - 2.8%
AbbVie Inc., 1.20%, 11/06/15	8,090	8,120
Aetna Inc., 1.50%, 11/15/17	2,050	2,013
Agilent Technologies Inc., 6.50%, 11/01/17	4,410	5,158
Celgene Corp., 1.90%, 08/15/17 (e)	770	773
Express Scripts Holding Co.
2.75%, 11/21/14	5,785	5,910
2.10%, 02/12/15	945	960
Express Scripts Inc., 3.13%, 05/15/16	1,810	1,895
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,251
Life Technologies Corp.
4.40%, 03/01/15	980	1,023
3.50%, 01/15/16	1,910	1,985
McKesson Corp., 0.95%, 12/04/15	1,575	1,577
UnitedHealth Group Inc.
0.85%, 10/15/15	1,540	1,544
1.88%, 11/15/16	1,535	1,571
Ventas Realty LP, 1.55%, 09/26/16	700	701
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	5,360	5,544
1.88%, 10/01/17 (e)	2,505	2,490
WellPoint Inc., 1.25%, 09/10/15	1,680	1,691
		45,206
INDUSTRIALS - 2.3%
BAA Funding Ltd., 2.50%, 06/25/15 (r)	5,690	5,778
Catholic Health Initiatives, 1.60%, 11/01/17	535	524
ERAC USA Finance LLC
5.60%, 05/01/15 (r)	1,190	1,273
1.40%, 04/15/16 (r)	2,670	2,658
2.75%, 03/15/17 (r)	1,475	1,509

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.80%, 11/01/18 (r)	400	403
GATX Corp.
3.50%, 07/15/16	3,365	3,513
2.38%, 07/30/18	1,005	993
General Electric Co., 0.85%, 10/09/15	3,720	3,729
International Lease Finance Corp., 2.20%, 06/15/16 (i)	3,475	3,458
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20 (r)	2,255	2,150
Penske Truck Leasing Co. LP
2.50%, 07/11/14 (r)	90	91
2.50%, 03/15/16 (r)	1,090	1,110
2.88%, 07/17/18 (r)	1,405	1,404
Roper Industries Inc.
1.85%, 11/15/17	885	881
2.05%, 10/01/18	2,290	2,247
Southwest Airlines Co., 5.25%, 10/01/14	2,760	2,870
Turlock Corp., 1.50%, 11/02/17 (r)	2,205	2,174
Waste Management Inc., 2.60%, 09/01/16	1,300	1,344
		38,109
INFORMATION TECHNOLOGY - 1.4%
Altera Corp., 1.75%, 05/15/17	1,920	1,904
Arrow Electronics Inc., 3.38%, 11/01/15	2,295	2,375
Broadcom Corp.
1.50%, 11/01/13 (e)	1,210	1,211
2.38%, 11/01/15	1,590	1,637
Fiserv Inc., 3.13%, 06/15/16	6,315	6,591
Hewlett-Packard Co.
1.80%, 09/19/14 (i)	1,560	1,575
2.63%, 12/09/14	2,755	2,808
2.35%, 03/15/15 (e)	1,985	2,019
Xerox Corp.
1.08%, 05/16/14 (i)	1,230	1,232
2.95%, 03/15/17	575	590
		21,942
MATERIALS - 1.0%
Barrick Gold Corp., 1.75%, 05/30/14	1,899	1,906
CRH America Inc., 5.30%, 10/15/13	980	982
Eastman Chemical Co., 2.40%, 06/01/17 (e)	1,930	1,958
Goldcorp Inc., 2.13%, 03/15/18	2,080	2,027
International Paper Co., 5.30%, 04/01/15	2,425	2,578
Rio Tinto Finance USA Plc, 1.38%, 06/17/16	4,245	4,247
Rock-Tenn Co., 3.50%, 03/01/20	3,250	3,215
		16,913
TELECOMMUNICATION SERVICES - 3.4%
America Movil SAB de CV
3.63%, 03/30/15	1,580	1,630
2.38%, 09/08/16	2,565	2,609
American Tower Corp., 4.63%, 04/01/15	9,900	10,345
AT&T Inc., 0.65%, 02/12/16 (i)	3,995	3,987
British Telecommunications Plc
1.38%, 12/20/13 (i)	2,155	2,160
1.63%, 06/28/16	1,695	1,704
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,628
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	5,016
Rogers Wireless Communications Inc., 6.38%, 03/01/14	1,900	1,945
Telecom Italia Capital SA, 5.25%, 11/15/13	4,485	4,505
Verizon Communications Inc.
0.46%, 03/06/15 (i) (r)	4,960	4,946
2.50%, 09/15/16	4,420	4,557
Vivendi SA, 2.40%, 04/10/15 (r)	2,490	2,541
		54,573
UTILITIES - 3.2%
Appalachian Power Co., 3.40%, 05/24/15	455	473
CMS Energy Corp., 4.25%, 09/30/15	7,505	7,913
Commonwealth Edison Co.
1.63%, 01/15/14 (e)	2,485	2,494
1.95%, 09/01/16	1,095	1,120
Dominion Resources Inc.
1.95%, 08/15/16	1,465	1,495
1.40%, 09/15/17	4,295	4,236
DTE Energy Co., 7.63%, 05/15/14	2,617	2,728
Duke Energy Corp.
3.95%, 09/15/14	1,160	1,197
1.63%, 08/15/17	1,440	1,435
Enel Finance International NV, 3.88%, 10/07/14 (r)	2,535	2,596
Georgia Power Co., 0.57%, 03/15/16 (i)	1,980	1,979
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (r)	2,320	2,375
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,927
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,051
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	1,320	1,327
NiSource Finance Corp., 5.40%, 07/15/14	4,710	4,878
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,198
PPL WEM Holdings Plc, 3.90%, 05/01/16 (r)	2,535	2,658
Progress Energy Inc., 6.05%, 03/15/14 (e)	875	896
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,263
Sempra Energy, 1.01%, 03/15/14 (i)	4,435	4,446
Southern Co., 1.95%, 09/01/16	1,370	1,397
		52,082
Total Corporate Bonds and Notes (cost $856,785)		862,450

GOVERNMENT AND AGENCY OBLIGATIONS - 24.6%

GOVERNMENT SECURITIES - 9.3%

Federal National Mortgage Association - 2.0% (w)
Federal National Mortgage Association
0.63%, 08/26/16	9,780	9,751
0.88%, 08/28/17 - 10/26/17	22,395	22,154
		31,905
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,276

Sovereign - 0.6%
Mexico Bonos, 9.50%, 12/18/14, MXN	115,985	9,464

Treasury Inflation Index Securities - 3.3%
U.S. Treasury Inflation Indexed Note
2.00%, 07/15/14 (n)	41,969	43,028
0.50%, 04/15/15 (n)	10,553	10,782
		53,810
U.S. Treasury Securities - 3.1%
U.S. Treasury Note
0.25%, 09/30/14 (o)	25,425	25,458
0.38%, 08/31/15	25,000	25,031
		50,489
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 15.3%

Federal Home Loan Mortgage Corp. - 2.3%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 05/01/26	1,542	1,633
5.00%, 10/01/17 - 12/01/23	3,856	4,125
4.50%, 11/01/18 - 08/01/25	1,141	1,206
1.37%, 05/25/19	7,329	7,341
5.50%, 10/01/19 - 07/01/20	721	770
2.41%, 09/01/33 (i)	134	143
2.65%, 09/01/33 (i)	23	25
2.28%, 10/01/34 (i)	63	66

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.38%, 11/01/34 (i)	110	116
2.88%, 11/01/34 (i)	57	61
2.89%, 11/01/34 (i)	39	41
2.98%, 11/01/34 (i)	29	31
2.56%, 01/01/35 (i)	66	70
2.31%, 02/01/35 (i)	55	58
2.40%, 02/01/35 (i)	113	120
2.50%, 02/01/35 - 06/01/35 (i)	665	707
2.54%, 02/01/35 (i)	26	28
2.55%, 02/01/35 (i)	66	70
2.78%, 02/01/35 (i)	67	71
2.60%, 09/01/35 (i)	775	816
2.49%, 10/01/35 - 03/01/36 (i)	718	762
2.73%, 11/01/35 (i)	291	309
6.00%, 11/01/37	1,649	1,793
REMIC, 1.43%, 08/25/17	5,810	5,830
REMIC, 5.00%, 10/15/21	414	433
REMIC, 0.63%, 05/15/36 (i)	519	521
REMIC, 0.68%, 08/15/41 - 07/15/42 (i)	9,469	9,470
		36,616
Federal National Mortgage Association - 10.7%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	36,377	39,603
4.50%, 06/01/19 - 07/01/26	27,404	29,279
5.00%, 07/01/19 - 07/01/41	13,659	14,745
4.00%, 02/01/25 - 10/01/41	32,648	34,505
3.50%, 10/01/25 - 02/01/27	21,265	22,450
3.00%, 10/01/26 - 09/01/27	11,133	11,537
2.40%, 03/01/33 (i)	4	5
1.86%, 06/01/33 (i)	46	48
2.34%, 06/01/33 (i)	480	508
2.36%, 07/01/33 - 08/01/35 (i)	565	600
2.71%, 09/01/33 - 11/01/35 (i)	277	295
2.32%, 12/01/33 (i)	2	2
2.35%, 12/01/33 (i)	507	534
2.46%, 04/01/34 - 01/01/35 (i)	169	180
2.60%, 10/01/34 - 02/01/36 (i)	794	844
2.49%, 11/01/34 - 01/01/35 (i)	689	731
2.50%, 11/01/34 (i)	5	6
2.77%, 11/01/34 (i)	130	139
2.52%, 12/01/34 - 03/01/36 (i)	346	367
2.53%, 01/01/35 (i)	25	27
2.39%, 02/01/35 (i)	176	185
2.51%, 02/01/35 (i)	44	47
2.27%, 03/01/35 (i)	54	57
1.98%, 04/01/35 (i)	309	325
2.69%, 04/01/35 (i)	137	144
2.74%, 04/01/35 (i)	332	349
2.19%, 05/01/35 - 02/01/36 (i)	1,642	1,732
2.26%, 05/01/35 (i)	252	265
2.47%, 05/01/35 (i)	75	80
2.42%, 06/01/35 (i)	626	665
2.44%, 06/01/35 (i)	474	506
2.29%, 07/01/35 (i)	410	424
1.76%, 08/01/35 (i)	823	854
2.48%, 11/01/35 (i)	792	834
2.61%, 03/01/36 (i)	637	675
6.00%, 04/01/36 - 04/01/40	2,485	2,716
REMIC, 5.00%, 08/25/19 - 11/25/21	2,683	2,836
REMIC, 0.63%, 07/25/42 (i)	5,439	5,430
		174,529
Government National Mortgage Association - 2.3%
Government National Mortgage Association
7.00%, 12/15/17	248	263
5.50%, 07/15/20	159	169
3.00%, 06/20/27 - 09/20/27	7,714	8,004
2.50%, 09/20/27	4,638	4,675
6.00%, 07/15/36	2,744	3,197
4.50%, 09/20/40	2,357	2,555
3.50%, 03/20/43 - 04/20/43	7,383	7,627
REMIC, 0.63%, 07/16/42 (i)	11,246	11,310
		37,800
Total Government and Agency Obligations (cost $399,313)		399,889

SHORT TERM INVESTMENTS - 4.3%

Investment Companies - 3.2%
JNL Money Market Fund, 0.01% (a) (h)	27,293	27,293
T. Rowe Price Reserves Investment Fund, 0.03% (a) (h)	24,818	24,818
		52,111
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	18,169	18,169
Total Short Term Investments (cost $70,280)		70,280
Total Investments - 101.1% (cost $1,638,621)		1,642,598
Other Assets and Liabilities, Net - (1.1%)		(18,232)
Total Net Assets - 100.0%		$1,624,366

JNL/T. Rowe Price Value Fund

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 6.6%
Carnival Corp.	725	$23,651
Comcast Corp. - Class A	141	6,375
Comcast Corp. - Special Class A	341	14,793
Discovery Communications Inc. - Class C (c)	114	8,874
General Motors Co. (c)	366	13,147
Interpublic Group of Cos. Inc.	299	5,130
J.C. Penney Co. Inc. (c)	116	1,026
Kohl’s Corp.	429	22,211
Lowe’s Cos. Inc.	276	13,150
Time Warner Cable Inc.	94	10,446
Time Warner Inc.	128	8,450
TRW Automotive Holdings Corp. (c)	234	16,701
		143,954
CONSUMER STAPLES - 6.6%
Archer-Daniels-Midland Co.	432	15,915
Avon Products Inc.	655	13,491
Bunge Ltd.	63	4,752
Dr. Pepper Snapple Group Inc.	321	14,365
Energizer Holdings Inc.	85	7,702
General Mills Inc.	228	10,926
Kellogg Co.	115	6,736
Lorillard Inc.	44	1,961
Nestle SA	16	1,133
PepsiCo Inc.	60	4,762
Philip Morris International Inc.	50	4,321
Procter & Gamble Co.	650	49,096
Wal-Mart Stores Inc.	129	9,541
		144,701
ENERGY - 10.2%
Apache Corp.	380	32,353
Chesapeake Energy Corp. (e)	294	7,598
Chevron Corp.	91	11,008
Cimarex Energy Co.	152	14,653
Concho Resources Inc. (c)	150	16,278

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CONSOL Energy Inc.	62	2,093
ENI SpA	658	15,135
Hess Corp.	67	5,174
Newfield Exploration Co. (c)	156	4,278
Phillips 66	694	40,116
Pioneer Natural Resources Co.	128	24,214
Southwestern Energy Co. (c)	331	12,056
Spectra Energy Corp.	191	6,545
Talisman Energy Inc.	366	4,204
Valero Energy Corp.	775	26,470
		222,175
FINANCIALS - 23.2%
Allstate Corp.	316	15,964
Ameriprise Financial Inc.	153	13,963
Bank of America Corp.	1,097	15,144
Barclays Plc	1,875	8,013
Capital One Financial Corp.	351	24,135
Citigroup Inc.	573	27,791
Invesco Ltd.	333	10,626
JPMorgan Chase & Co.	1,826	94,396
Marsh & McLennan Cos. Inc.	540	23,526
MetLife Inc.	881	41,364
Morgan Stanley	1,118	30,125
PNC Financial Services Group Inc.	306	22,155
SLM Corp.	330	8,227
State Street Corp.	298	19,587
TD Ameritrade Holding Corp.	697	18,240
Travelers Cos. Inc.	194	16,462
U.S. Bancorp	929	33,979
UniCredit SpA	1,307	8,343
Unum Group	173	5,278
Wells Fargo & Co.	465	19,218
Weyerhaeuser Co.	1,121	32,082
XL Group Plc	656	20,206
		508,824
HEALTH CARE - 19.9%
AbbVie Inc.	182	8,132
Agilent Technologies Inc.	628	32,200
Amgen Inc.	138	15,481
CIGNA Corp.	237	18,208
Covidien Plc	278	16,935
HCA Holdings Inc.	411	17,590
Hospira Inc. (c)	288	11,284
Johnson & Johnson	577	50,020
Mallinckrodt Plc (c) (e)	35	1,532
Merck & Co. Inc.	1,500	71,396
Pfizer Inc.	3,009	86,383
Quest Diagnostics Inc. (e)	243	15,027
Thermo Fisher Scientific Inc.	496	45,706
UnitedHealth Group Inc.	420	30,069
WellPoint Inc.	194	16,229
		436,192
INDUSTRIALS - 9.1%
3M Co.	142	16,968
Boeing Co.	333	39,151
Emerson Electric Co.	52	3,371
General Electric Co.	465	11,097
Honeywell International Inc.	400	33,216
Raytheon Co.	69	5,303
Textron Inc.	241	6,654
United Continental Holdings Inc. (c)	686	21,058
United Technologies Corp.	333	35,893
US Airways Group Inc. (c) (e)	1,356	25,704
		198,415
INFORMATION TECHNOLOGY - 8.7%
Apple Inc.	6	2,813
Applied Materials Inc.	535	9,382
Avago Technologies Ltd.	558	24,044
Cisco Systems Inc.	2,131	49,915
Micron Technology Inc. (c)	1,375	24,018
Microsoft Corp.	323	10,746
NXP Semiconductors NV (c)	376	13,976
Oracle Corp.	359	11,918
TE Connectivity Ltd.	79	4,085
Texas Instruments Inc.	702	28,285
Visa Inc. - Class A	62	11,829
		191,011
MATERIALS - 5.7%
Celanese Corp. - Class A	654	34,504
Crown Holdings Inc. (c)	303	12,819
International Paper Co.	751	33,663
LyondellBasell Industries NV	462	33,810
Potash Corp. of Saskatchewan Inc.	155	4,851
Vulcan Materials Co.	88	4,544
		124,191
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	946	31,990
Windstream Holdings Inc. (e)	1,412	11,299
		43,289
UTILITIES - 7.4%
AES Corp.	2,594	34,469
American Electric Power Co. Inc.	332	14,392
CenterPoint Energy Inc. (e)	352	8,435
Entergy Corp.	216	13,637
Exelon Corp.	558	16,533
FirstEnergy Corp.	240	8,741
MDU Resources Group Inc.	581	16,245
NRG Energy Inc.	1,329	36,323
PG&E Corp.	325	13,303
		162,078
Total Common Stocks (cost $1,750,104)		2,174,830

RIGHTS - 0.0%
Barclays Plc (c)	469	613
Total Rights (cost $0)		613

SHORT TERM INVESTMENTS - 2.5%

Investment Companies - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	1,061	1,061
T. Rowe Price Reserves Investment Fund, 0.03% (a) (h)	11,040	11,040
		12,101
Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	43,379	43,379
Total Short Term Investments (cost $55,480)		55,480
Total Investments - 101.9% (cost $1,805,584)		2,230,923
Other Assets and Liabilities, Net - (1.9%)		(42,658)
Total Net Assets - 100.0%		$2,188,265

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/WMC Balanced Fund

COMMON STOCKS - 64.9%

CONSUMER DISCRETIONARY - 7.3%
Comcast Corp. - Class A	912	$41,167
Ford Motor Co.	1,456	24,558
Interpublic Group of Cos. Inc.	706	12,131
Kohl’s Corp.	278	14,404
Lowe’s Cos. Inc.	591	28,131
Mattel Inc.	429	17,976
Omnicom Group Inc.	314	19,890
Starwood Hotels & Resorts Worldwide Inc.	31	2,080
Target Corp.	225	14,402
Time Warner Inc.	420	27,653
Walt Disney Co.	309	19,948
		222,340
CONSUMER STAPLES - 4.3%
CVS Caremark Corp.	500	28,382
Kraft Foods Group Inc.	390	20,448
PepsiCo Inc.	135	10,700
Philip Morris International Inc.	288	24,956
Procter & Gamble Co.	317	23,981
Unilever NV - ADR	452	17,038
Wal-Mart Stores Inc.	85	6,270
		131,775
ENERGY - 7.2%
Anadarko Petroleum Corp.	304	28,230
BP Plc - ADR	526	22,117
Cameco Corp. (e)	80	1,445
Chevron Corp.	362	43,997
Exxon Mobil Corp.	583	50,180
Halliburton Co.	229	11,045
Imperial Oil Ltd.	372	16,362
Occidental Petroleum Corp.	126	11,825
Phillips 66	213	12,290
Suncor Energy Inc.	557	19,913
		217,404
FINANCIALS - 13.5%
ACE Ltd.	371	34,705
AFLAC Inc.	185	11,443
Ameriprise Financial Inc.	259	23,608
BB&T Corp.	512	17,290
BlackRock Inc.	87	23,674
Citigroup Inc.	414	20,101
JPMorgan Chase & Co.	1,029	53,189
Marsh & McLennan Cos. Inc.	305	13,278
MetLife Inc.	382	17,920
Morgan Stanley	298	8,018
PNC Financial Services Group Inc.	517	37,488
Principal Financial Group Inc.	443	18,988
Prudential Financial Inc.	434	33,855
Rayonier Inc.	288	16,042
Wells Fargo & Co.	1,998	82,577
		412,176
HEALTH CARE - 10.3%
AstraZeneca Plc - ADR	334	17,337
Cardinal Health Inc.	543	28,302
Eli Lilly & Co.	611	30,731
Johnson & Johnson	578	50,095
Medtronic Inc.	588	31,316
Merck & Co. Inc.	1,460	69,526
Pfizer Inc.	1,420	40,765
Teva Pharmaceutical Industries Ltd. - ADR	440	16,630
UnitedHealth Group Inc.	191	13,685
Zoetis Inc. - Class A	506	15,747
		314,134
INDUSTRIALS - 8.0%
Boeing Co.	106	12,431
CSX Corp.	531	13,659
Deere & Co.	217	17,683
Eaton Corp. Plc	310	21,329
Emerson Electric Co.	161	10,395
Equifax Inc.	283	16,945
FedEx Corp.	186	21,210
General Electric Co.	1,123	26,827
Honeywell International Inc.	278	23,107
Raytheon Co.	189	14,568
Siemens AG - ADR	121	14,523
Textron Inc.	325	8,974
United Continental Holdings Inc. (c)	630	19,360
United Parcel Service Inc. - Class B	250	22,819
		243,830
INFORMATION TECHNOLOGY - 9.6%
Accenture Plc - Class A	287	21,114
Apple Inc.	42	19,895
Automatic Data Processing Inc.	136	9,855
Cisco Systems Inc.	1,023	23,953
Corning Inc.	802	11,699
eBay Inc. (c)	318	17,736
EMC Corp.	929	23,756
Intel Corp.	1,089	24,953
International Business Machines Corp.	234	43,359
Microsoft Corp.	1,347	44,883
Oracle Corp.	501	16,604
Texas Instruments Inc.	590	23,760
Xerox Corp.	987	10,158
		291,725
MATERIALS - 1.3%
Dow Chemical Co.	800	30,739
Goldcorp Inc.	358	9,316
		40,055
TELECOMMUNICATION SERVICES - 1.4%
Verizon Communications Inc.	934	43,575

UTILITIES - 2.0%
Dominion Resources Inc.	492	30,768
Exelon Corp.	462	13,694
NRG Energy Inc.	603	16,472
		60,934
Total Common Stocks (cost $1,594,484)		1,977,948

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.9%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$240	241
Ally Master Owner Trust
1.44%, 02/15/17	3,000	3,026
1.54%, 09/15/19	3,690	3,646
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	455	465
1.23%, 09/08/16	470	472
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/15 (r)	1,375	1,382
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.36%, 09/10/47 (i)	1,200	1,284
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.76%, 04/12/38 (i)	198	215
5.86%, 09/11/38 (i)	575	632

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.20%, 12/11/38	780	857
5.61%, 03/11/39 (i)	915	989
5.54%, 09/11/41	600	658
5.54%, 10/12/41	620	683
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	867
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	861
Continental Airlines Inc. Pass-Through Trust, 5.98%, 04/19/22	246	261
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (e) (r)	2,482	2,612
Ford Credit Floorplan Master Owner Trust, 1.92%, 01/15/19	1,545	1,572
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39 (e)	900	940
HLSS Servicer Advance Receivables Backed Notes
1.50%, 01/16/46 (i) (r)	285	284
2.29%, 01/15/48 (i) (r)	415	409
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.48%, 12/12/44 (i)	225	242
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/38 (i)	500	531
5.87%, 05/12/39 (i)	900	983
Morgan Stanley Capital I Trust REMIC, 5.82%, 06/11/42 (i)	200	226
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	542
SBA Tower Trust
4.25%, 04/15/15 (r)	420	428
REMIC, 2.93%, 12/15/17 (r)	1,155	1,164
Southwest Airlines Co. Pass-Through Trust, 6.15%, 08/01/22	196	223
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (i) (r)	305	292
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	32	32
Total Non-U.S. Government Agency Asset-Backed Securities (cost $26,295)		27,019

CORPORATE BONDS AND NOTES - 8.8%

CONSUMER DISCRETIONARY - 1.5%
Amazon.com Inc., 2.50%, 11/29/22 (e)	1,265	1,153
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,022
3.70%, 04/15/22	495	485
3.13%, 07/15/23	1,000	924
CBS Corp.
5.75%, 04/15/20	805	899
4.30%, 02/15/21	525	539
3.38%, 03/01/22 (e)	3,305	3,158
Comcast Corp.
6.50%, 01/15/17	750	871
5.65%, 06/15/35	165	180
6.50%, 11/15/35	165	198
6.55%, 07/01/39	375	452
4.65%, 07/15/42	1,125	1,070
4.50%, 01/15/43 (e)	800	753
COX Communications Inc.
3.25%, 12/15/22 (r)	1,000	888
4.70%, 12/15/42 (r)	215	174
4.50%, 06/30/43 (r)	575	454
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,443
2.38%, 08/01/18 (r)	1,400	1,403
2.25%, 07/31/19 (r)	1,580	1,547
8.50%, 01/18/31	300	431
DIRECTV Holdings LLC
3.13%, 02/15/16	900	931
1.75%, 01/15/18 (e)	1,000	964
6.38%, 03/01/41	725	716
5.15%, 03/15/42	1,300	1,106
Discovery Communications LLC
3.30%, 05/15/22	1,000	958
3.25%, 04/01/23 (e)	265	249
4.95%, 05/15/42 (e)	195	180
4.88%, 04/01/43	280	258
Grupo Televisa SAB, 6.63%, 01/15/40 (e)	375	405
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	747
Johnson Controls Inc., 3.75%, 12/01/21 (e)	1,000	1,003
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	507
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (r)	830	817
1.97%, 04/15/19 (r)	1,480	1,437
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,781
News America Inc.
4.50%, 02/15/21	850	903
3.00%, 09/15/22 (e)	750	703
4.00%, 10/01/23 (r)	420	421
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (r)	3,400	3,317
2.65%, 09/26/18 (r)	1,445	1,449
Time Warner Cable Inc.
5.85%, 05/01/17	270	294
5.88%, 11/15/40	1,200	1,021
5.50%, 09/01/41	1,000	820
4.50%, 09/15/42 (e)	1,600	1,170
Time Warner Inc.
4.88%, 03/15/20	500	544
4.75%, 03/29/21	450	482
6.25%, 03/29/41	500	550
Viacom Inc.
2.50%, 12/15/16	1,100	1,127
3.25%, 03/15/23	435	403
4.38%, 03/15/43	951	770
4.88%, 06/15/43	360	321
		44,398
CONSUMER STAPLES - 0.9%
Altria Group Inc.
4.75%, 05/05/21	1,148	1,218
4.50%, 05/02/43 (e)	1,800	1,557
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	844
5.38%, 01/15/20	170	195
2.50%, 07/15/22	731	677
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	1,900
ConAgra Foods Inc.
1.90%, 01/25/18	330	326
3.20%, 01/25/23	285	267
CVS Caremark Corp., 5.75%, 06/01/17	120	137
Diageo Capital Plc, 2.63%, 04/29/23	1,800	1,659
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	256
General Mills Inc., 4.15%, 02/15/43	800	726
Heineken NV
2.75%, 04/01/23 (r)	1,785	1,631
4.00%, 10/01/42 (r)	40	33
Japan Tobacco Inc., 2.10%, 07/23/18 (r)	875	876
Kellogg Co., 4.00%, 12/15/20	1,300	1,377
Kraft Foods Group Inc.
2.25%, 06/05/17 (e)	375	383
3.50%, 06/06/22	1,760	1,739

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.00%, 06/04/42	410	406
Kroger Co., 3.85%, 08/01/23	430	424
Molson Coors Brewing Co.
2.00%, 05/01/17	40	40
3.50%, 05/01/22 (e)	1,365	1,357
5.00%, 05/01/42 (e)	550	536
Mondelez International Inc., 5.38%, 02/10/20	2,000	2,259
PepsiCo Inc.
3.13%, 11/01/20	460	467
2.75%, 03/05/22	970	924
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	715
3.75%, 01/15/22 (r)	750	756
4.95%, 01/15/42 (r)	200	199
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,436
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	943
		27,263
ENERGY - 0.5%
BP Capital Markets Plc
4.75%, 03/10/19 (e)	675	747
3.25%, 05/06/22	1,000	966
2.50%, 11/06/22	600	543
3.99%, 09/26/23	195	196
Chevron Corp., 3.19%, 06/24/23	1,895	1,862
EOG Resources Inc., 5.63%, 06/01/19	190	221
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22 (r)	750	690
Halliburton Co., 3.50%, 08/01/23	2,750	2,727
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	86
Occidental Petroleum Corp., 4.10%, 02/01/21	941	986
Shell International Finance BV
3.10%, 06/28/15 (e)	400	418
4.38%, 03/25/20	675	744
Statoil ASA, 5.25%, 04/15/19	215	247
Total Capital SA, 2.13%, 08/10/18	2,250	2,271
TransCanada Pipelines Ltd., 3.80%, 10/01/20 (e)	975	1,023
		13,727
FINANCIALS - 3.3%
Ace Capital Trust II, 9.70%, 04/01/30	525	738
American Express Centurion Bank, 6.00%, 09/13/17	850	986
American Express Credit Corp.
2.75%, 09/15/15	500	519
2.38%, 03/24/17	1,025	1,058
2.13%, 07/27/18 (e)	1,700	1,707
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,032
American International Group Inc., 4.13%, 02/15/24	1,100	1,101
Ameriprise Financial Inc., 5.30%, 03/15/20	170	193
AvalonBay Communities Inc., 3.63%, 10/01/20 (e)	905	919
AXA SA, 8.60%, 12/15/30	425	514
Bank of America Corp.
6.50%, 08/01/16	2,000	2,267
5.42%, 03/15/17	700	768
2.00%, 01/11/18 (e)	1,200	1,180
7.63%, 06/01/19	800	981
5.63%, 07/01/20	140	157
5.70%, 01/24/22	1,000	1,117
3.30%, 01/11/23	705	661
4.10%, 07/24/23	390	388
5.88%, 02/07/42	300	333
Bank of Montreal, 2.50%, 01/11/17	2,650	2,734
Bank of New York Mellon Corp., 5.45%, 05/15/19	500	576
Bank of Nova Scotia, 3.40%, 01/22/15	625	648
Barclays Bank Plc, 6.75%, 05/22/19	320	382
BNP Paribas SA, 3.25%, 03/03/23 (e)	305	286
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,341
Capital One Financial Corp.
2.15%, 03/23/15	895	909
4.75%, 07/15/21	1,500	1,588
CDP Financial, 4.40%, 11/25/19 (r)	600	666
Citigroup Inc.
5.50%, 10/15/14	229	240
4.59%, 12/15/15	535	572
5.85%, 08/02/16 (e)	1,300	1,449
4.45%, 01/10/17	1,000	1,083
6.13%, 05/15/18	245	283
2.50%, 09/26/18	1,000	995
8.50%, 05/22/19	1,400	1,789
5.38%, 08/09/20	586	656
4.50%, 01/14/22	605	634
8.13%, 07/15/39	115	160
5.88%, 01/30/42 (e)	165	183
Comerica Inc., 3.00%, 09/16/15	95	99
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.20%, 03/11/15 (r)	750	776
Credit Agricole SA, 3.50%, 04/13/15 (e) (r)	740	766
Credit Suisse New York, 3.50%, 03/23/15	345	359
Deutsche Bank AG London, 3.45%, 03/30/15	500	520
Discover Financial Services, 6.45%, 06/12/17 (e)	90	102
Eaton Vance Corp., 6.50%, 10/02/17	30	35
ERP Operating LP, 4.75%, 07/15/20 (e)	765	827
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	224
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,870
4.63%, 01/07/21 (e)	450	483
4.65%, 10/17/21	500	533
3.15%, 09/07/22 (e)	3,590	3,396
6.15%, 08/07/37	215	244
5.88%, 01/14/38	1,181	1,303
Goldman Sachs Group Inc.
5.35%, 01/15/16	400	436
5.63%, 01/15/17 (e)	1,350	1,487
6.00%, 06/15/20	205	233
5.25%, 07/27/21	1,000	1,080
5.75%, 01/24/22	2,445	2,712
3.63%, 01/22/23	550	526
6.25%, 02/01/41	940	1,053
HCP Inc., 6.00%, 01/30/17	365	411
HSBC Bank Plc, 4.13%, 08/12/20 (e) (r)	900	946
HSBC Bank USA NA, 5.88%, 11/01/34	250	269
HSBC Holdings Plc
4.00%, 03/30/22 (e)	870	886
6.10%, 01/14/42 (e)	905	1,071
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,407
ING Bank NV
2.00%, 10/18/13 (r)	1,850	1,851
3.75%, 03/07/17 (r)	1,600	1,681
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,876
6.30%, 04/23/19	475	557
4.50%, 01/24/22	825	861
3.25%, 09/23/22	1,000	944
3.38%, 05/01/23 (e)	1,060	962
6.40%, 05/15/38	425	501
5.40%, 01/06/42	540	568

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Kimco Realty Corp., 5.78%, 03/15/16	345	380
Korea Finance Corp., 2.88%, 08/22/18	990	994
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	571
Liberty Property LP, 6.63%, 10/01/17	225	259
Lloyds Bank Plc., 4.38%, 01/12/15 (r)	625	651
Loews Corp., 2.63%, 05/15/23	780	714
MassMutual Global Funding II
2.88%, 04/21/14 (r)	172	174
2.10%, 08/02/18 (r)	1,875	1,872
MetLife Inc., 4.13%, 08/13/42	265	233
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,240
1.50%, 01/10/18 (r)	1,480	1,454
Morgan Stanley
6.00%, 05/13/14 (e)	298	307
5.45%, 01/09/17	1,000	1,101
2.13%, 04/25/18 (e)	1,900	1,852
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,145
3.05%, 02/15/22	445	438
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	357
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	506
PNC Funding Corp., 5.40%, 06/10/14	525	543
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,059
Prudential Financial Inc.
5.50%, 03/15/16	425	468
6.00%, 12/01/17	450	522
2.30%, 08/15/18 (e)	1,885	1,902
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	341
Realty Income Corp.
6.75%, 08/15/19	355	419
5.75%, 01/15/21	335	370
Simon Property Group LP
4.20%, 02/01/15	600	622
6.10%, 05/01/16	325	363
Sovereign Bank, 8.75%, 05/30/18	450	537
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	275
Svenska Handelsbanken AB
4.88%, 06/10/14 (r)	700	721
2.88%, 04/04/17	2,000	2,082
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,066
U.S. Bank NA, 4.95%, 10/30/14	450	472
UBS AG, 4.88%, 08/04/20	1,700	1,901
Wachovia Corp.
5.25%, 08/01/14	500	519
5.75%, 06/15/17 (e)	1,500	1,725
WEA Finance LLC, 7.13%, 04/15/18 (r)	350	417
Wells Fargo & Co., 3.50%, 03/08/22 (e)	2,515	2,518
		101,738
HEALTH CARE - 0.7%
Aetna Inc., 1.75%, 05/15/17	55	55
Amgen Inc.
3.88%, 11/15/21	2,300	2,332
5.15%, 11/15/41	2,700	2,621
Express Scripts Holding Co.
2.65%, 02/15/17	1,897	1,956
3.90%, 02/15/22 (e)	1,000	1,013
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	820	775
GlaxoSmithKline Capital Plc
1.50%, 05/08/17	480	483
2.85%, 05/08/22	1,255	1,205
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	230
4.88%, 04/01/42	455	446
McKesson Corp., 2.85%, 03/15/23	90	85
Medtronic Inc., 1.38%, 04/01/18	675	663
Merck & Co. Inc.
1.30%, 05/18/18	550	537
2.80%, 05/18/23	940	889
4.15%, 05/18/43	630	583
Pfizer Inc., 6.20%, 03/15/19	700	843
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	683	812
Sanofi SA, 4.00%, 03/29/21	1,025	1,087
Thermo Fisher Scientific Inc., 3.25%, 11/20/14	140	144
UnitedHealth Group Inc.
3.88%, 10/15/20	600	632
2.88%, 03/15/22	70	66
4.63%, 11/15/41	1,040	992
WellPoint Inc.
2.30%, 07/15/18	625	625
4.35%, 08/15/20	1,000	1,063
3.30%, 01/15/23	2,275	2,145
Zoetis Inc.
3.25%, 02/01/23 (r)	125	119
4.70%, 02/01/43 (e) (r)	150	140
		22,541
INDUSTRIALS - 0.2%
Cargill Inc., 4.31%, 05/14/21 (r)	517	548
Deere & Co., 4.38%, 10/16/19	185	207
ERAC USA Finance LLC
2.25%, 01/10/14 (r)	375	377
2.75%, 03/15/17 (r)	340	348
4.50%, 08/16/21 (r)	620	647
3.30%, 10/15/22 (r)	120	114
5.63%, 03/15/42 (r)	1,200	1,217
FedEx Corp.
2.63%, 08/01/22	190	175
2.70%, 04/15/23	520	477
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	961
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20 (r)	160	152
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	767
Southwest Airlines Co., 5.75%, 12/15/16	500	558
United Technologies Corp., 3.10%, 06/01/22	225	221
		6,769
INFORMATION TECHNOLOGY - 0.4%
Apple Inc.
2.40%, 05/03/23	1,810	1,639
3.85%, 05/04/43	630	528
Cisco Systems Inc., 4.45%, 01/15/20	500	551
eBay Inc., 2.60%, 07/15/22	715	665
EMC Corp.
1.88%, 06/01/18	750	747
2.65%, 06/01/20	750	743
3.38%, 06/01/23 (e)	750	733
Hewlett-Packard Co.
3.75%, 12/01/20	905	880
4.30%, 06/01/21	1,000	972
International Business Machines Corp., 3.38%, 08/01/23	2,750	2,714
Oracle Corp., 6.13%, 07/08/39	500	595
		10,767
MATERIALS - 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23 (e)	1,945	1,961
Rio Tinto Finance USA Plc, 2.25%, 12/14/18	1,895	1,869
		3,830

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 0.9%
America Movil SAB de CV
3.13%, 07/16/22	1,150	1,059
4.38%, 07/16/42 (e)	330	270
AT&T Inc.
6.80%, 05/15/36	150	170
6.55%, 02/15/39	155	172
BellSouth Corp., 6.55%, 06/15/34	300	322
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	73
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	502
8.75%, 06/15/30 (e) (l)	275	381
4.88%, 03/06/42 (r)	705	664
France Telecom SA, 4.13%, 09/14/21	2,550	2,570
SBC Communications, 6.45%, 06/15/34	480	528
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,632
3.50%, 11/01/21	735	723
6.40%, 09/15/33	4,730	5,252
4.75%, 11/01/41 (e)	265	237
6.55%, 09/15/43	4,455	5,029
Verizon Global Funding Corp., 7.75%, 12/01/30	500	615
Vodafone Group Plc, 5.45%, 06/10/19	600	680
		25,879
UTILITIES - 0.3%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	216
Atmos Energy Corp., 6.35%, 06/15/17	385	444
Colorado Public Service Co., 5.13%, 06/01/19	500	575
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	284
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	948
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (i) (m) (r)	770	728
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,614
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	593
MidAmerican Energy Co., 6.13%, 04/01/36	350	391
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	426
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	340
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	74
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	237
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	122
5.35%, 05/15/40	800	902
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	679
Southern California Edison Co., 5.55%, 01/15/37	500	560
Southern Co., 2.45%, 09/01/18	675	682
		9,815
Total Corporate Bonds and Notes (cost $262,185)		266,727

GOVERNMENT AND AGENCY OBLIGATIONS - 26.2%

GOVERNMENT SECURITIES - 14.9%
Municipals - 0.6%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,177
City of Chicago O’Hare International Airport, RB, 6.85%, 01/01/38	700	747
City of Sacramento, California (insured by Assured Guaranty Municpal Corp.), 5.85%, 08/01/19	1,260	1,327
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	390	461
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	1,590
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	642
Irvine Ranch Water District Joint Powers Agency, 2.61%, 03/15/14	545	550
Los Angeles Unified School District, 5.75%, 07/01/34	800	884
Maryland Transportation Authority, 5.89%, 07/01/43	270	302
Massachusetts School Building Authority, 5.72%, 08/15/39	500	552
Metropolitan Transportation Authority
7.34%, 11/15/39	75	98
6.09%, 11/15/40	405	457
6.81%, 11/15/40	250	298
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,275	1,319
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	920
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	938
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,023
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	451
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	105	121
4.46%, 10/01/62	2,500	2,113
State of California
7.55%, 04/01/39	200	260
7.63%, 03/01/40	400	523
University of California
4.60%, 05/15/31	940	941
6.58%, 05/15/49	370	434
University of California Build America Bond, 5.77%, 05/15/43	615	677
University of Missouri, 5.96%, 11/01/39	360	406
		19,211
Sovereign - 0.2%
Financing Corp. Fico
4.36%, 12/06/13	275	275
4.35%, 12/27/13	220	220
Province of Ontario, Canada, 4.00%, 10/07/19	550	599
Resolution Funding Corp., 3.88%, 04/15/14	2,550	2,546
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,028
		5,668
U.S. Treasury Securities - 14.1%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,168
3.13%, 02/15/43	10,970	9,827
2.88%, 05/15/43	37,100	31,483
U.S. Treasury Note
0.25%, 09/30/14 - 05/31/15	100,780	100,896
0.13%, 12/31/14 - 04/30/15	77,450	77,327
0.38%, 06/30/15 - 08/31/15	43,900	43,973
1.75%, 07/31/15	15,900	16,321
1.25%, 10/31/15	5,000	5,093
2.00%, 01/31/16 - 04/30/16	17,000	17,646
1.50%, 06/30/16	13,600	13,949
1.00%, 09/30/16 - 05/31/18	10,300	10,247
0.88%, 11/30/16	12,815	12,875

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
0.63%, 05/31/17	9,320	9,217
0.75%, 10/31/17	18,300	18,053
1.38%, 07/31/18	8,300	8,316
3.63%, 02/15/20	3,915	4,350
2.63%, 11/15/20	9,400	9,778
1.75%, 05/15/23 (e)	41,667	38,623
		430,142
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.3%

Federal Home Loan Mortgage Corp. - 5.0%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,164	1,270
6.50%, 11/01/17	12	12
4.50%, 05/01/18 - 12/01/41	72,869	77,656
4.00%, 09/01/26 - 07/01/41	948	1,004
5.50%, 03/01/27 - 08/01/40	10,614	11,488
5.00%, 02/01/28 - 12/01/41	11,127	12,044
2.50%, 10/15/28, TBA (g)	5,900	5,933
3.00%, 10/15/28 - 10/15/43 , TBA (g)	24,400	23,977
7.00%, 11/01/30 - 10/01/32	98	111
3.50%, 10/15/43, TBA (g)	10,200	10,358
4.00%, 10/15/43, TBA (g)	7,800	8,151
		152,004
Federal National Mortgage Association - 4.2%
Federal National Mortgage Association
6.00%, 01/01/18	17	17
3.50%, 03/01/26 - 03/01/26	307	324
4.00%, 09/01/26 - 09/01/26	5,289	5,617
4.50%, 01/01/27 - 10/01/31	6,757	7,268
3.00%, 05/01/27 - 08/01/27	1,299	1,346
2.50%, 10/15/28 - 10/15/43 , TBA (g)	10,250	10,238
3.00%, 10/15/28 - 10/15/43 , TBA (g)	22,950	22,945
3.50%, 10/15/28 - 10/15/43 , TBA (g)	41,800	42,769
7.50%, 09/01/29	15	18
7.00%, 10/01/33	86	99
5.50%, 03/01/38	1,393	1,515
6.50%, 10/01/38 - 10/01/39	656	726
5.00%, 06/01/40 - 07/01/40	1,411	1,530
4.00%, 10/15/43, TBA (g)	18,800	19,713
4.50%, 10/15/43, TBA (g)	3,300	3,525
5.50%, 10/15/43, TBA (g)	8,800	9,591
5.00%, 11/15/43, TBA (g)	900	973
		128,214
Government National Mortgage Association - 2.1%
Government National Mortgage Association
5.00%, 05/05/18, TBA (g)	10,400	11,298
6.00%, 02/15/24 - 04/15/40	12,687	14,049
6.50%, 04/15/26	22	25
5.50%, 11/15/32 - 02/15/36	180	199
7.00%, 01/15/33 - 05/15/33	32	37
5.00%, 06/20/33 - 04/15/40	4,888	5,344
4.00%, 06/15/39 - 04/15/43	9,093	9,623
4.50%, 06/15/40 - 05/15/42	5,897	6,389
6.00%, 08/15/43 (f)	1,800	1,985
3.00%, 10/15/43, TBA (g)	12,000	11,856
5.50%, 10/15/43, TBA (g)	3,000	3,284
REMIC, 7.50%, 09/16/35	13	15
		64,104
Total Government and Agency Obligations (cost $792,384)		799,343

SHORT TERM INVESTMENTS - 6.8%

Investment Companies - 5.6%
JNL Money Market Fund, 0.01% (a) (h)	170,726	170,726

Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	36,072	36,072
Total Short Term Investments (cost $206,798)		206,798
Total Investments - 107.6% (cost $2,882,145)		3,277,835
Total Forward Sales Commitments - (1.9%) (proceeds $56,291)		(56,620)
Other Assets and Liabilities, Net - (5.7%)		(174,479)
Total Net Assets - 100.0%		$3,046,736

FORWARD SALES COMMITMENTS - 1.9%

GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.9%

Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp.
4.50%, 10/15/43, TBA (g)	$29,400	$31,297
5.00%, 10/15/43, TBA (g)	7,750	8,355
5.50%, 10/15/43, TBA (g)	6,100	6,610
		46,262
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 5.00%, 10/15/43 , TBA (g)	900	976

Government National Mortgage Association - 0.3%
Government National Mortgage Association, 4.00%, 10/15/43 , TBA (g)	8,900	9,382
Total Forward Sales Commitments - 1.9% (proceeds $56,291)		$56,620

JNL/WMC Money Market Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Ally Auto Receivables Trust, 0.24%, 06/20/14	$2,057	$2,057
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,057)		2,057

CORPORATE BONDS AND NOTES - 13.1%

CONSUMER STAPLES - 2.4%
Coca-Cola Co., 0.20%, 03/14/14 (i)	12,000	12,002
Procter & Gamble Co., 0.19%, 02/06/14 (i)	4,000	4,000
Wal-Mart Stores Inc.
1.63%, 04/15/14 (r)	16,500	16,621
3.20%, 05/15/14 (r)	4,800	4,888
		37,511
FINANCIALS - 10.0%
American Honda Finance Corp.
0.30%, 11/08/13 (i) (r)	6,400	6,400
0.28%, 12/05/13 (i) (r)	5,000	5,000
0.26%, 05/20/14 (i) (r)	6,300	6,300
0.65%, 06/18/14 (i) (r)	12,000	12,036
0.29%, 07/17/14 (i) (r)	10,000	10,000
Bank of New York Mellon Corp., 0.55%, 01/31/14 (i)	1,480	1,481
Barclays Bank Plc, 1.31%, 01/13/14 (i)	4,145	4,157
BNP Paribas SA, 1.17%, 01/10/14 (i)	8,500	8,514
General Electric Capital Corp.
0.87%, 04/07/14 (i)	5,000	5,017
0.51%, 09/15/14 (i)	13,915	13,951
ING Bank NV, 1.59%, 10/18/13 (i) (r)	4,100	4,103

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JPMorgan Chase & Co., 1.06%, 01/24/14 (i)	30,274	30,348
MassMutual Global Funding II, 0.65%, 01/14/14 (i) (r)	5,000	5,006
MetLife Institutional Funding II, 1.14%, 04/04/14 (i) (r)	2,300	2,311
Metropolitan Life Global Funding I, 0.66%, 12/12/13 (i) (r)	1,500	1,501
National Australia Bank Ltd.
0.99%, 04/11/14 (i) (r)	625	627
1.21%, 07/25/14 (i) (r)	2,120	2,137
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/18/14 (i)	5,800	5,800
0.49%, 04/04/14 (i)	2,815	2,819
New York Life Global Funding
0.50%, 04/04/14 (i) (r)	1,600	1,602
0.37%, 06/18/14 (i) (r)	1,750	1,752
Principal Life Global Funding II, 0.87%, 07/09/14 (i) (r)	5,078	5,102
Principal Life Income Funding Trusts
0.45%, 11/08/13 (i)	2,250	2,250
5.10%, 04/15/14	3,500	3,591
State Street Corp., 4.30%, 05/30/14	2,900	2,977
Toronto-Dominion Bank, 1.38%, 07/14/14	2,700	2,723
Toyota Motor Credit Corp.
0.43%, 01/27/14 (i)	2,800	2,802
0.34%, 08/22/14 (i)	5,500	5,505
		155,812
HEALTH CARE - 0.3%
Schering-Plough, 5.30%, 12/01/13 (l)	4,443	4,480

INFORMATION TECHNOLOGY - 0.4%
Cisco Systems Inc., 0.50%, 03/14/14 (i)	5,000	5,008
Oracle Corp., 3.75%, 07/08/14	1,495	1,534
		6,542
Total Corporate Bonds and Notes (cost $204,345)		204,345

GOVERNMENT AND AGENCY OBLIGATIONS - 15.4%

GOVERNMENT SECURITIES - 15.4%
Federal Farm Credit Bank - 0.4% (w)
Federal Farm Credit Bank
0.20%, 11/20/13	2,500	2,500
0.15%, 02/05/14	4,000	4,000
		6,500
Federal Home Loan Bank - 9.5% (w)
Federal Home Loan Bank
0.20%, 10/04/13	8,400	8,400
0.13%, 11/08/13 - 04/11/14	25,000	24,994
0.30%, 12/04/13 - 12/12/13	18,000	18,004
0.17%, 12/20/13 - 08/26/14	30,000	30,000
0.33%, 01/17/14	6,000	6,003
0.38%, 01/29/14	6,000	6,004
0.14%, 05/20/14 - 06/04/14	24,150	24,145
0.16%, 06/30/14	5,000	5,000
0.40%, 07/02/14	4,250	4,257
0.18%, 07/15/14	6,000	5,999
0.25%, 07/25/14	15,000	15,000
		147,806
Federal Home Loan Mortgage Corp. - 2.3% (w)
Federal Home Loan Mortgage Corp.
4.88%, 11/15/13	9,970	10,027
0.38%, 11/27/13	6,000	6,002
1.38%, 02/25/14	20,000	20,097
		36,126
Federal National Mortgage Association - 1.9% (w)
Federal National Mortgage Association
1.05%, 10/22/13	7,000	7,003
2.75%, 02/05/14	10,246	10,338
1.25%, 02/27/14	6,061	6,088
0.88%, 08/28/14	7,000	7,044
		30,473
Sovereign - 0.2%
Inter-American Development Bank, 0.38%, 11/08/13	3,150	3,151

U.S. Treasury Securities - 1.1%
U.S. Treasury Note, 0.25%, 11/30/13	17,200	17,201
Total Government and Agency Obligations (cost $241,257)		241,257

SHORT TERM INVESTMENTS - 71.3%

Certificates of Deposit - 21.4%
Bank of Montreal
0.16%, 12/08/13	13,000	13,000
0.28%, 01/07/14 (i)	9,000	9,000
0.25%, 06/18/14 (i)	12,000	12,000
Bank of Nova Scotia
0.26%, 10/17/13 (i)	8,500	8,500
0.24%, 03/21/14 (i)	6,000	6,000
0.24%, 09/18/14 (i)	19,000	19,000
Barclays Bank Plc, 0.20%, 03/31/14 (i)	11,500	11,500
BNP Paribas SA, 0.26%, 02/27/14	11,000	11,000
Canadian Imperial Bank of Commerce
0.25%, 03/26/14 (i)	10,000	10,000
0.26%, 05/09/14 (i)	6,000	6,000
0.25%, 09/25/14 (i)	19,000	19,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.27%, 12/18/13	5,000	5,000
0.34%, 01/27/14 (i)	12,000	12,000
0.30%, 09/12/14 (i)	16,000	16,000
DNB Bank ASA, 0.21%, 11/22/13 (i)	5,000	5,000
JPMorgan Chase & Co. REMIC, 0.23%, 02/14/14	12,000	11,990
Royal Bank of Canada
0.31%, 01/27/14 (i)	12,500	12,500
0.23%, 06/09/14	23,000	23,000
0.30%, 06/24/14 (i)	6,000	6,000
Societe Generale SA, 0.38%, 03/10/14 (i)	12,000	12,000
Standard Chartered Bank
0.26%, 01/23/14 (i)	12,000	12,000
0.34%, 04/10/14 (i)	11,000	11,000
0.31%, 09/11/14 (i)	17,000	17,000
Svenska Handelsbanken AB
0.17%, 12/20/13	7,000	7,000
0.24%, 02/18/14	14,000	14,000
Toronto-Dominion Bank
0.21%, 11/01/13 (i)	10,000	10,004
0.23%, 11/15/13 (i)	8,000	8,000
Toronto-Dominion Bank NY, 0.20%, 10/28/13	6,000	6,000
UBS AG, 0.20%, 03/31/14 (i)	11,000	11,000
Wells Fargo Bank NA, 0.18%, 12/09/13 (i)	10,000	10,000
		334,494
Commercial Paper - 13.6%
Australia & New Zealand Banking Group Ltd., 0.18%, 11/25/13 (i) (r)	7,000	7,000
BPCE SA
0.44%, 01/02/14 (r)	8,450	8,440
0.41%, 03/03/14 (r)	12,000	11,979
Coca-Cola Co., 0.13%, 01/21/14 (r)	16,150	16,143
Commonwealth Bank of Australia
0.23%, 10/24/13	11,000	10,998
0.22%, 02/24/14 (i) (r)	8,000	8,000
DNB Bank ASA, 0.20%, 11/07/13 (r)	11,750	11,748

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Fairway Finance LLC
0.17%, 10/08/13 (r)	6,891	6,891
0.15%, 10/16/13 (r)	12,500	12,499
General Electric Capital Corp.
0.20%, 12/11/13	13,500	13,495
0.22%, 02/10/14	13,000	12,990
HSBC Bank Plc, 0.23%, 02/07/14 (i) (r)	6,500	6,500
HSBC Bank USA
0.34%, 11/15/13	8,000	7,997
0.22%, 01/09/14	9,000	8,994
0.22%, 03/24/14	7,500	7,492
Kreditanstalt fuer Wiederaufbau International Finance Inc., 0.17%, 10/15/13	14,000	13,999
Market Street Funding LLC
0.12%, 10/03/13 (r)	13,000	13,000
0.18%, 10/22/13 (r)	11,000	10,999
Nordea Bank AB, 0.21%, 03/24/14 (r)	4,550	4,545
Societe Generale SA, 0.46%, 01/10/14	8,550	8,539
Toyota Motor Credit Corp., 0.27%, 11/25/13	10,000	9,996
		212,244
Investment Companies - 0.0%
JPMorgan Prime Money Market Fund, 0.01% (h)	79	79

Repurchase Agreements - 36.3%
Repurchase Agreement with BCL, 0.02% (Collateralized by $32,041 Federal National Mortgage Association, 3.50-4.50%, due 08/01/43-09/01/43, value $33,660) acquired on 09/24/13, due 10/01/13 at $33,000	$33,000	33,000
Repurchase Agreement with BCL, 0.03% (Collateralized by $9,288 Federal Home Loan Mortgage Corp., 0.00%, due 07/01/28, value $10,150, and $23,277 Federal National Mortgage Association, 3.50%, due 08/01/43, value $23,445) acquired on 09/25/13, due 10/02/13 at $33,000	33,000	33,000
Repurchase Agreement with BNP, 0.03% (Collateralized by $34,382 Federal National Mortgage Association, 2.50-6.50%, due 03/01/15-07/01/43, value $37,247, and $22,226 Federal Home Loan Mortgage Corp., 3.50-7.00%, due 06/01/16-08/01/40, value $23,953) acquired on 09/20/13, due 10/04/13 at $60,001	60,000	60,000
Repurchase Agreement with BOA, 0.03% (Collateralized by $25,515 Federal Home Loan Bank, 0.13%, due 09/23/14, value $25,505) acquired on 09/27/13, due 10/04/13 at $25,000	25,000	25,000
Repurchase Agreement with BOA, 0.08% (Collateralized by $24,414 Federal Farm Credit Bank, 2.84%, due 09/17/20, value $25,016, and $8,909 Federal Home Loan Mortgage Corp., 2.25%, due 03/13/20, value $8,849) acquired on 09/30/13, due 10/01/13 at $33,200	33,200	33,200
Repurchase Agreement with CGM, 0.05% (Collateralized by $100,915 U.S. Treasury Note, 0.75-3.13%, due 12/15/13-08/15/22, value $97,627, and $56,701 U.S. Treasury Bill, 0.00%, due 01/02/14, value $56,699) acquired on 09/30/13, due 10/01/13 at $151,300	151,300	151,300
Repurchase Agreement with DUB, 0.10% (Collateralized by $8,766 Federal National Mortgage Association, 5.50%, due 02/01/37, value $9,549) acquired on 09/30/13, due 10/01/13 at $9,400	9,400	9,400
Repurchase Agreement with GSC, 0.05% (Collateralized by $35,474 Government National Mortgage Association, 3.50%, due 06/15/42-10/15/42, value $36,720) acquired on 09/26/13, due 10/03/13 at $36,000	36,000	36,000
Repurchase Agreement with GSC, 0.05% (Collateralized by $45,767 Government National Mortgage Association, 2.79-4.50%, due 05/15/38-10/15/48, value $45,900) acquired on 09/25/13, due 10/02/13 at $45,000	45,000	45,000
Repurchase Agreement with GSC, 0.05% (Collateralized by $46,068 Government National Mortgage Association, 2.79-3.50%, due 06/15/42-04/15/54, value $45,900) acquired on 09/24/13, due 10/01/13 at $45,000	45,000	45,000
Repurchase Agreement with TDS, 0.08% (Collateralized by $93,569 Federal National Mortgage Association, 3.50%, due 12/01/25-07/01/26, value $99,077) acquired on 09/30/13, due 10/01/13 at $97,100	97,100	97,100
		568,000
Total Short Term Investments (cost $1,114,817)		1,114,817
Total Investments - 99.9% (cost $1,562,476)		1,562,476
Other Assets and Liabilities, Net - 0.1%		1,022
Total Net Assets - 100.0%		$1,563,498

JNL/WMC Value Fund

COMMON STOCKS - 98.6%

CONSUMER DISCRETIONARY - 10.8%
AutoZone Inc. (c)	46	$19,348
CBS Corp. - Class B	211	11,649
Comcast Corp. - Class A	463	20,902
General Motors Co. (c)	188	6,771
Home Depot Inc.	213	16,158
Interpublic Group of Cos. Inc.	518	8,906
Kohl’s Corp.	183	9,484
Lowe’s Cos. Inc.	450	21,421
Newell Rubbermaid Inc.	542	14,903
Nordstrom Inc.	222	12,450
PVH Corp.	146	17,313
Thomson Reuters Corp.	426	14,908
		174,213
CONSUMER STAPLES - 5.4%
Anheuser-Busch InBev NV - ADR	162	16,096
CVS Caremark Corp.	357	20,281
Diageo Plc - ADR	133	16,885
Kraft Foods Group Inc.	131	6,894
PepsiCo Inc.	145	11,548
Philip Morris International Inc.	171	14,773
		86,477
ENERGY - 12.1%
Anadarko Petroleum Corp.	193	17,990
Chevron Corp.	444	53,905
EOG Resources Inc.	98	16,593

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Exxon Mobil Corp.	354	30,437
Halliburton Co.	496	23,886
Marathon Oil Corp.	452	15,777
Occidental Petroleum Corp.	231	21,622
Southwestern Energy Co. (c)	420	15,270
		195,480
FINANCIALS - 25.2%
ACE Ltd.	307	28,721
American International Group Inc.	388	18,872
Ameriprise Financial Inc.	178	16,224
BB&T Corp.	535	18,047
BlackRock Inc.	94	25,373
Chubb Corp.	151	13,451
Citigroup Inc.	602	29,183
Credit Suisse Group AG - ADR (e)	323	9,880
Goldman Sachs Group Inc.	142	22,436
IntercontinentalExchange Inc. (c) (e)	110	19,893
JPMorgan Chase & Co.	1,079	55,750
Marsh & McLennan Cos. Inc.	642	27,968
PNC Financial Services Group Inc.	488	35,372
Principal Financial Group Inc.	290	12,422
Unum Group	409	12,436
Wells Fargo & Co.	1,434	59,241
		405,269
HEALTH CARE - 13.3%
Amgen Inc.	176	19,688
Baxter International Inc.	316	20,783
Covidien Plc	323	19,668
Johnson & Johnson	223	19,319
Merck & Co. Inc.	875	41,657
Pfizer Inc.	708	20,340
Roche Holding AG	88	23,829
Teva Pharmaceutical Industries Ltd. - ADR	298	11,271
UnitedHealth Group Inc.	423	30,278
Zoetis Inc. - Class A	223	6,947
		213,780
INDUSTRIALS - 11.6%
3M Co.	148	17,668
Boeing Co.	113	13,317
Eaton Corp. Plc	342	23,516
General Electric Co.	1,307	31,217
Illinois Tool Works Inc.	223	17,033
Ingersoll-Rand Plc	276	17,921
PACCAR Inc.	208	11,567
Spirit Aerosystems Holdings Inc. - Class A (c)	532	12,893
Stanley Black & Decker Inc.	222	20,065
United Technologies Corp.	204	22,040
		187,237
INFORMATION TECHNOLOGY - 11.4%
Analog Devices Inc.	334	15,714
Cisco Systems Inc.	2,049	47,983
EMC Corp.	1,213	31,001
Intel Corp.	1,029	23,588
Maxim Integrated Products Inc.	350	10,440
Microsoft Corp.	612	20,397
Symantec Corp.	489	12,098
Xilinx Inc.	485	22,720
		183,941
MATERIALS - 4.2%
Barrick Gold Corp.	239	4,458
Dow Chemical Co.	463	17,788
E.I. du Pont de Nemours & Co.	172	10,089
International Paper Co.	329	14,722
Nucor Corp.	194	9,529
Steel Dynamics Inc.	687	11,472
		68,058
TELECOMMUNICATION SERVICES - 1.9%
AT&T Inc.	505	17,085
Verizon Communications Inc.	287	13,395
		30,480
UTILITIES - 2.7%
Edison International	251	11,557
Entergy Corp.	158	9,974
NextEra Energy Inc.	118	9,449
Northeast Utilities	317	13,061
		44,041
Total Common Stocks (cost $1,213,265)		1,588,976

SHORT TERM INVESTMENTS - 2.3%

Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	14,043	14,043

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.23% (a) (h)	23,099	23,099
Total Short Term Investments (cost $37,142)		37,142
Total Investments - 100.9% (cost $1,250,407)		1,626,118
Other Assets and Liabilities, Net - (0.9%)		(14,541)
Total Net Assets - 100.0%		$1,611,577

See accompanying Notes to Schedules of Investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

(a)	Investment in affiliate.
(b)

At September 30, 2013, the Fund’s percentage of ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to Schedules of Investments.

(g)

All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2013, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $13,219; JNL/Goldman Sachs Core Plus Bond Fund $94,329; JNL/Mellon Capital Bond Index Fund $176,728; JNL/Neuberger Berman Strategic Income Fund $124,901; JNL/PIMCO Real Return Fund $1,946,493; JNL/PIMCO Total Return Bond Fund $1,550,879; and JNL/WMC Balanced Fund $246,281.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2013.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of September 30, 2013.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2013.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual security.
(n)	Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security is pledged or segregated as collateral.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Rule 144A Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has not deemed these securities to be liquid based on procedures approved by the Board. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A, Section 4(2) of the Securities Act of 1933 or other security which is restricted to resale to institutional investors. The Sub-Adviser has deemed these securities to be liquid based on procedures approved by the Board. As of September 30, 2013, the value of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund $52,895; JNL/Franklin Templeton Global Multisector Bond Fund $223,759; JNL/Franklin Templeton Income Fund $347,587; JNL/Franklin Templeton Mutual Shares Fund $15,020; JNL/Goldman Sachs Core Plus Bond Fund $86,946; JNL/Goldman Sachs Emerging Markets Debt Fund $147,764; JNL/Ivy Asset Strategy Fund $431,664; JNL/JPMorgan U.S. Government & Quality Bond Fund $29,043; JNL/Lazard Emerging Markets Fund $27,997; JNL/Mellon Capital Bond Index Fund $2,495; JNL/Neuberger Berman Strategic Income Fund $15,685; JNL/PIMCO Real Return Fund $149,586; JNL/PIMCO Total Return Bond Fund $234,156; JNL/PPM America Floating Rate Income Fund $47,756; JNL/PPM America High Yield Bond Fund $933,489; JNL/T.Rowe Price Short-Term Bond Fund $350,376; JNL/WMC Balanced Fund $54,163; and JNL/WMC Money Market Fund $203,130.

(s)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded commitment at September 30, 2013. See Unfunded Commitments in these Notes to Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Consolidated Schedule of Investments.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(x)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(y)	Convertible security.

Currencies:

AUD - Australian Dollar	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	SEK - Swedish Krona
BRL - Brazilian Real	GBP - British Pound	MYR – Malaysian Ringgit	SGD - Singapore Dollar
CAD - Canadian Dollar	GHS - Ghanaian Cedi	NGN - Nigerian Naira	THB - Thai Baht
CHF - Swiss Franc	HKD - Hong Kong Dollar	NOK - Norwegian Krone	TRY - New Turkish Lira
CLP - Chilean Peso	HUF - Hungarian Forint	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CNH - Chinese Offshore Yuan	ILS - Israeli New Sheqel	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PHP - Philippine Peso	UYU - Uruguayan Peso
COP - Colombian Peso	INR - Indian Rupee	PLN - Polish Zloty	ZAR - South African Rand
CRC - Costa Rican Colon	JPY - Japanese Yen	RON - Romanian New Leu
CZK - Czech Republic Korunas	KRW - Korean Won	RSD - Serbian Dinar
DOP - Dominican Peso	LKR - Sri Lankan Rupee	RUB - Russian Ruble

Abbreviations:
“-” Amount rounds to less than one thousand	CMBX.NA.AAA - Commercialized Mortgage Backed Securities Index - North American - AAA rated
ABS - Asset Backed Security	CME - Chicago Mercantile Exchange
ADR - American Depositary Receipt	CNX — CRISIL National Stock Exchange of India
AMBAC - AMBAC Indemnity Corp.	CPI - Consumer Price Index
ASX - Australian Stock Exchange	CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted
BOT - Buono Ordinario del Tesoro	CVA - Commanditaire Vennootschap op Aandelen
CAC - Cotation Assistee en Continu	DAX - Deutscher Aktienindex
CDI - Chess Depository Interest	DJIA - Dow Jones Industrial Average
CDO - Collateralized Debt Obligation	ETF - Exchange Traded Fund
CDX.EM - Credit Derivatives Index - Emerging Markets	EURIBOR - Europe Interbank Offered Rate
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade
CLO - Collateralized Loan Obligation
CMBS - Commercialized Mortgage Backed Security

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Abbreviations: (continued)
Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years	LME - London Metal Exchange
MSCI - Morgan Stanley Capital International
Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years	NASDAQ - National Association of Securities Dealers Automated Quotations
NVDR - Non-Voting Depository Receipt
Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years	NYSE - New York Stock Exchange
PJSC - Public Joint Stock Company
Euro-OAT - debt instrument issued by the French government with a term of 4.5 to 10.5 years	RB - Revenue Bond
RBOB - Reformulated Blendstock for Oxygenate Belnding
Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years	REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
FDR - Fiduciary Depository Receipt	RNC - Radio Network Communications
FTSE - Financial Times and the London Stock Exchange	SDR - Swedish Depository Receipt
GCI - Gabelli & Company, Inc.	SGX - Singapore Exchange
GDR - Global Depository Receipt	SPDR - Standard & Poor’s Depository Receipt
GO - General Obligation	SPI - Schedule Performance Index
IBEX - Iberia Index	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
ICE - Intercontinental Exchange	TES - Peso Denominated Treasury Bonds
JSE - Johannesburg Stock Exchange	ULSD - ultra-low sulfur diesel
KOSPI - Korea Composite Stock Price Index	WTI — West Texas Intermediate
LIBOR - London Interbank Offered Rate

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	HSB - HSBC Securities, Inc.
BBH - Brown Brothers Harriman & Co.	JPM - J.P. Morgan Securities, Inc.
BBP - Barclays Bank Plc	MLP - Merrill Lynch Professional Clearing Corp.
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BNY - BNY Capital Markets	MSS - Morgan Stanley Capital Services Inc.
BOA - Bancamerica Securities/Bank of America NA	RBC - Royal Bank Of Canada
CCI - Citicorp Securities, Inc.	RBS - Royal Bank Of Scotland
CGM - Citigroup Global Markets	SCB - Standard Chartered Bank
CIT - Citibank, Inc.	SGB - Societe Generale Bannon L.L.C.
CSI - Credit Suisse Securities, LLC	SSB - State Street Brokerage Services, Inc.
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC
GSC - Goldman Sachs & Co.	WBC - Westpac Banking Corporation
GSI - Goldman Sachs International

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities, that have not been deemed liquid, held by the Funds at September 30, 2013.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Strategy Fund
Uranium Energy Corp.	11/02/2010	$1,244	$823	0.1%

JNL/BlackRock Global Allocation Fund
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	$702	$510	—%
CapitaLand Ltd., 2.10%, 11/15/16	09/22/2011	2,187	2,166	0.1
CapitaLand Ltd., 2.95%, 06/20/22	08/26/2011	4,075	4,174	0.2
Celestial Nutrifoods Ltd., 0.00%, 06/12/11	08/26/2011	49	3	—
Chaoda Modern Agriculture Holdings Ltd.	08/26/2011	200	69	—
China Milk Products Group Ltd., 0.00%, 01/05/12	08/26/2011	13	10	—
Constellium Holdco BV Term Loan B, 6.00%, 02/25/20	03/11/2013	512	523	—
Constellium Holdco BV Term Loan B, 6.50%, 02/25/20	03/11/2013	663	704	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	11/10/2011	1,124	1,175	—
Delta Debtco Ltd. Term Loan, 9.25%, 10/30/19	10/18/2012	2,676	2,829	0.1
Delta Topco Ltd.	01/23/2012	1,330	1,531	0.1
Delta Topco Ltd., 10.00%, 02/25/18	05/03/2012	1,816	1,782	0.1
GNL Quintero SA Term Loan, 1.28%, 06/20/23	09/13/2012	896	876	—
Inversiones Alsacia SA, 8.00%, 08/18/18	08/26/2011	888	738	—
Mobileye NV	08/15/2013	1,930	1,930	0.1
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	08/26/2011	151	151	—
Olam International Ltd., 6.00%, 10/15/16	08/26/2011	1,799	1,631	0.1
Pyrus Ltd., 7.50%, 12/20/15	11/25/2011	1,284	1,618	0.1
Pyrus Ltd., 7.50%, 12/20/15	08/26/2011	417	539	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	569	427	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	183	126	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	796	810	—
Suzlon Energy Ltd., 0.00%, 10/11/12	08/26/2011	483	291	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund (continued)
Suzlon Energy Ltd., 0.00%, 07/25/14	10/26/2011	$981	$606	—%
TFS Corp. Ltd.	03/18/2013	—	71	—
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	1,257	1,220	0.1
TNK-BP Finance SA, 7.50%, 07/18/16	08/26/2011	107	112	—
Twitter Inc. Private Placement	12/27/2012	1,740	2,496	0.1
Twitter Inc. Private Placement, Convertible Preferred, Series D	12/27/2012	1,633	2,338	0.1
Twitter Inc. Private Placement, Convertible Preferred, Series A	02/27/2013	20	29	—
Zeus Cayman II, 0.00%, 08/18/16, JPY	11/30/2011	637	745	—
		$31,118	$32,230	1.2%
JNL/Brookfield Global Infrastructure Fund
Alupar Investimento SA	04/24/2013	$3,701	$3,218	0.6%

JNL/Capital Guardian Global Balanced Fund
AIA Group Ltd.	10/25/2010	$4,004	$6,031	1.3%
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	178	176	—
Austria Government Bond, 3.65%, 04/20/22	10/05/2012	775	806	0.2
Austria Government Bond, 4.00%, 09/15/16	04/01/2013	199	209	0.1
Avis Budget Rental Car Funding AESOP LLC, 2.97%, 02/20/20	09/11/2013	100	102	—
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	212	192	0.1
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	200	199	0.1
CEVA Group Plc, 8.38%, 12/01/17	06/05/2012	51	53	—
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	80	102	—
Cemex Finance LLC, 9.38%, 10/12/22	12/14/2012	223	219	0.1
Clearwire Communications LLC, 14.75%, 12/01/16	01/31/2011	255	342	0.1
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	629	666	0.1
Deutsche Wohnen AG	01/17/2013	1,427	1,429	0.3
Enel Finance International NV, 3.88%, 10/07/14	01/11/2011	301	307	0.1
Finland Government Bond, 3.50%, 04/15/21	06/06/2013	754	765	0.2
Finland Government Bond, 3.88%, 09/15/17	11/29/2011	774	834	0.2
First Data Corp., 8.25%, 01/15/21	12/22/2010	350	362	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2010	89	104	—
GKN Plc	07/16/2010	650	1,310	0.3
Glencore Funding LLC, 1.70%, 05/27/16	05/23/2013	50	49	—
Glencore Funding LLC, 4.13%, 05/30/23	05/23/2013	30	28	—
Grupo Financiero Inbursa SAB de CV	11/28/2007	341	500	0.1
HKT Trust	11/25/2011	811	1,026	0.2
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	249	256	0.1
Indonesia Government International Bond, 7.75%, 01/17/38	04/08/2013	217	170	—
Inmet Mining Corp., 8.75%, 06/01/20	01/25/2013	193	187	0.1
Japan Tobacco Inc.	02/15/2013	1,343	1,572	0.3
MetroPCS Wireless Inc., 6.63%, 04/01/23	04/08/2013	128	125	—
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	352	340	0.1
News America Inc., 4.00%, 10/01/23	09/26/2013	104	105	—
Partners Group Holding AG	11/12/2012	1,477	1,794	0.4
Peru Government International Bond, 7.84%, 08/12/20	01/10/2013	268	229	0.1
Realogy Group LLC, 7.88%, 02/15/19	01/30/2012	259	301	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	141	163	—
Romania Government International Bond, 6.75%, 02/07/22	02/29/2012	102	114	—
Russia Government International Bond, 7.50%, 03/31/30	10/19/2012	307	285	0.1
Sberbank of Russia - GDR	09/20/2012	622	616	0.1
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	247	237	0.1
Spain Government Bond, 5.40%, 01/31/23	02/21/2013	2,583	2,675	0.6
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	228	233	0.1
Standard Chartered Plc, 3.95%, 01/11/23	01/10/2013	303	282	0.1
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	173	—
Valeant Pharmaceutical International Inc., 6.38%, 10/15/20	10/15/2012	312	312	0.1
Wind Acquisition Finance SA	04/08/2013	158	159	—
Xstrata Finance Canada Ltd., 4.95%, 11/15/21	01/10/2013	43	40	—
		$22,319	$26,179	6.0%
JNL/Capital Guardian Global Diversified Research Fund
HKT Trust	11/25/2011	$2,700	$3,319	0.8%
Japan Tobacco Inc.	02/15/2013	1,236	1,435	0.4
Partners Group Holding AG	11/12/2012	2,284	2,890	0.7
		$6,220	$7,644	1.9%
JNL/DFA U.S. Core Equity Fund
Magnum Hunter Resources Corp.	09/12/2013	$—	$—	—%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	09/08/2008	$1,719	$2,405	0.3%

JNL/Franklin Templeton Global Multisector Bond Fund
Boparan Finance Plc, 9.75%, 04/30/18	01/23/2012	$479	$595	—%
Calpine Corp., 7.88%, 01/15/23	03/14/2012	97	94	—
Hungary Government International Bond, 5.75%, 06/11/18	12/15/2011	6,329	7,738	0.5
Ireland Government Bond, 5.50%, 10/18/17	07/27/2012	2,343	2,909	0.2
		$9,248	$11,336	0.7%
JNL/Franklin Templeton Income Fund
Dynegy Holdings LLC	10/19/2012	$—	$—	—%
Dynegy Holdings LLC	10/19/2012	—	—	—
Dynegy Holdings LLC	10/19/2012	—	—	—
SuperMedia Inc. Escrow Litigation Trust	03/04/2007	14	—	—
		$14	$—	—%
JNL/Goldman Sachs Core Plus Bond Fund
ACIS CLO Ltd., 0.76%, 11/01/19	09/12/2013	$870	$870	0.1%
ACIS CLO Ltd., 1.17%, 11/09/19	09/12/2013	6,086	6,086	0.8
Amortizing Residential Collateral Trust REMIC, 1.98%, 08/25/32	12/04/2002	52	11	—
Barclays Bank Plc, 6.05%, 12/04/17	10/08/2012	2,089	2,167	0.3
Dominican Republic International Bond, 14.50%, 02/10/23	09/06/2013	27	27	—
Energy Transfer Partners LP, 3.28%, 11/01/66	06/28/2013	3,324	3,319	0.4
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association Interest Only REMIC, 4.82%, 11/25/40	09/28/2012	229	563	0.1
Federal National Mortgage Association REMIC, 5.82%, 05/25/40	09/23/2013	282	288	—
Federal National Mortgage Association Interest Only REMIC, 5.82%, 11/25/40	09/26/2013	254	255	—
Federal National Mortgage Association Interest Only REMIC, 6.00%, 11/25/40	07/29/2013	103	104	—
Federal National Mortgage Association Interest Only REMIC, 6.50%, 10/25/35	09/30/2013	155	150	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.73%, 05/17/32	01/08/2003	50	26	—
GSR Mortgage Loan Trust REMIC, 2.82%, 10/25/35	04/05/2006	343	296	—
Home Interior Gift Inc.	02/22/2006	184	—	—
Merit Securities Corp. REMIC, 1.68%, 09/28/32	12/10/2002	19	21	—
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	09/27/2011	762	414	0.1
		$14,829	$14,597	1.8%
JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,874	$7,799	1.0%
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,307	1,984	0.2
Dominican Republic International Bond, 14.00%, 10/18/19	11/21/2012	634	588	0.1
Dominican Republic International Bond, 14.50%, 02/10/23	03/07/2013	1,391	1,269	0.2
Dominican Republic International Bond, 18.50%, 02/04/28	03/07/2013	4,332	3,961	0.5
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32	12/03/2012	830	747	0.1
Peru Enhanced Pass-Through Finance Ltd., 0.00%, 06/02/25	03/20/2013	691	656	0.1
Republic of Costa Rica, 9.20%, 03/27/19	11/20/2012	965	1,101	0.1
Republic of Costa Rica, 11.13%, 04/30/18	11/20/2012	2,115	2,333	0.3
		$22,139	$20,438	2.6%
JNL/Invesco Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$—	—%

JNL/Ivy Asset Strategy Fund
Delta Topco Ltd.	01/23/2012	$40,394	$42,115	1.6%
Delta Topco Ltd., 10.00%, 02/28/18	05/03/2012	49,575	49,006	1.8
Legend Pictures LLC	12/18/2012	27,462	21,818	0.8
Legendary Pictures Funding LLC, 8.00%, 03/15/18	03/13/2013	28,500	28,500	1.1
Media Group Holdings LLC	06/21/2013	21,374	21,374	0.8
		$167,305	$162,813	6.1%
JNL/JPMorgan U.S. Government & Quality Bond Fund
CompuCredit Acquired Portfolio Voltage Master Trust, 0.35%, 09/17/18	09/18/2006	$61	$61	—%
IndyMac Seconds Asset Backed Trust REMIC, 0.44%, 06/25/36	05/22/2006	854	189	—
SACO I Inc. REMIC, 0.44%, 06/25/36	05/30/2006	230	203	—
		$1,145	$453	—%
JNL/M&G Global Basics Fund
GI Dynamics Inc. - CDI	09/07/2011	$1,021	$1,101	0.7%
Galaxy Resources Ltd.	04/14/2011	611	41	—
		$1,632	$1,142	0.7%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Morgan Stanley Mid Cap Growth Fund
Dropbox Inc., Series A-1	07/19/2012	$40	$52	—%
Palantir Technologies Inc.	07/20/2012	16	16	—
		$56	$68	—%
JNL/PIMCO Real Return Fund
SLM Student Loan Trust, 2.35%, 04/15/39	05/06/2011	$820	$813	0.1%

JNL/PIMCO Total Return Bond Fund
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16	09/20/2013	$1,696	$1,705	—%
DG Funding Trust, 0.55%, (callable at 10,000 beginning 09/30/10)	11/10/2003	4,427	2,959	0.1
Electricite de France SA, 5.50%, 01/26/14	01/22/2009	1,600	1,625	—
General Electric Capital Corp., 3.80%, 06/18/19	07/09/2013	3,788	3,871	0.1
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,766	18,153	0.3
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14	01/07/2011	5,999	6,025	0.1
		$32,276	$34,338	0.6%
JNL/PPM America High Yield Bond Fund
Ancestry.com Inc., 9.63%, 10/15/18	09/12/2013	$7,382	$7,456	0.3%
Milestone Aviation Group LLC, 8.63%, 12/15/17	12/13/2012	6,000	6,300	0.3
		$13,382	$13,756	0.6%
JNL/T. Rowe Price Established Growth Fund
LivingSocial, Convertible Preferred, Series F	11/18/2011	$1,185	$173	—%
Twitter Inc. Private Placement	12/27/2012	1,261	1,908	0.1
Twitter Inc. Private Placement, Convertible Preferred, Series G-2	07/28/2011	1,975	2,988	0.1
Twitter Inc. Private Placement, Convertible Preferred, Series D	12/27/2012	484	732	—
Twitter Inc. Private Placement, Convertible Preferred, Series C	09/14/2011	285	433	—
Twitter Inc. Private Placement, Convertible Preferred, Series A	02/27/2013	3	5	—
Twitter Inc. Private Placement, Convertible Preferred, Series B	09/14/2011	1,052	1,601	—
Twitter Inc. Private Placement, Convertible Preferred, Series F	04/02/2012	180	274	—
		$6,425	$8,114	0.2%
JNL/T. Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,435	$2,238	0.1%
Dropbox Inc.	05/02/2012	383	487	—
Dropbox Inc., Series A-1	07/19/2012	2,338	2,972	0.2
Dropbox Inc., Series A	05/02/2012	476	605	—
Hungry Machine Inc.	04/01/2011	4,061	417	—
		$10,693	$6,719	0.3%

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at September 30, 2013.

	Unfunded Commitment	Appreciation
JNL/PPM America Floating Rate Income Fund
Alinta Energy U.S. Finance LLC Delayed Draw Term Loan, 6.38%, 08/15/19	$231	$2
Media General Inc. Term Loan B, 4.75%, 07/30/20	4,892	58

Certain Funds may enter into commitments, or agreements, to acquire an equity investment at a future date (subject to conditionality) in connection with a potential public or non-public offering.  Such agreements may obligate a Fund to make future cash payments.  Unfunded commitments are marked-to-market daily.  At September 30, 2013, JNL/Ivy Asset Strategy Fund had outstanding commitments of $46,237 (in thousands).  At September 30, 2013, there was no unrealized appreciation/depreciation on these outstanding commitments.

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder reports, which is available on the SEC’s website at www.sec.gov.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer.  Futures contracts traded on an exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with external third party prices for centrally cleared credit default swaps and underlying rates including overnight index swap rates and forward interest rates for centrally cleared interest rate swaps.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2013, by valuation level.  JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/Institutional Alt 20 Fund, JNL/Institutional Alt 35 Fund, JNL/Institutional Alt 50 Fund, JNL/Institutional Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Disciplined Moderate Fund, JNL/Disciplined Moderate Growth Fund, JNL/Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund are not included in the tables below because all investments in these Funds are Level 1 valuations.  The Level 1 valuation assets for these Funds can be referenced in the Schedules of Investments.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$242,792	$171,237	$—	$414,029
Fund Total	$242,792	$171,237	$—	$414,029
JNL/BlackRock Commodity Securities Strategy Fund
Common Stocks	$1,077,047	$14,682	$—	$1,091,729
Commodity Indexed Structured Notes	—	101,909	—	101,909
Short Term Investments	34,747	234,999	—	269,746
Fund Total	$1,111,794	$351,590	$—	$1,463,384
JNL/BlackRock Global Allocation Fund
Common Stocks	$874,861	$535,687	$4,027	$1,414,575
Preferred Stocks	20,326	6,686	4,297	31,309
Trust Preferreds	7,173	145	—	7,318
Rights	24	1	—	25
Warrants	—	91	—	91
Purchased Options	2,076	10,798	—	12,874
Investment Companies	32,127	—	—	32,127
Non-U.S. Government Agency ABS	—	2,853	—	2,853
Corporate Bonds and Notes	—	159,490	4,747	164,237
Government and Agency Obligations	—	270,944	—	270,944
Short Term Investments	90,998	497,125	—	588,123
Fund Total	$1,030,296	$1,483,820	$13,071	$2,524,476
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$794,731	$27,663	$—	$822,394
Short Term Investments	10,770	—	—	10,770
Fund Total	$805,501	$27,663	$—	$833,164
JNL/Brookfield Global Infrastructure Fund
Common Stocks	$391,878	$164,587	$—	$556,465
Rights	572	—	—	572
Short Term Investments	55,235	—	—	55,235
Fund Total	$447,685	$164,587	$—	$612,272
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$150,495	$149,424	$—	$299,919
Preferred Stocks	351	298	—	649
Rights	91	—	—	91
Non-U.S. Government Agency ABS	—	816	160	976
Corporate Bonds and Notes	—	28,749	—	28,749
Government and Agency Obligations	—	108,138	—	108,138
Other Equity Interests	—	159	—	159
Short Term Investments	50,735	—	—	50,735
Fund Total	$201,672	$287,584	$160	$489,416

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$205,295	$176,320	$—	$381,615
Rights	282	—	—	282
Short Term Investments	37,748	—	—	37,748
Fund Total	$243,325	$176,320	$—	$419,645
JNL/DFA U.S. Core Equity Fund
Common Stocks	$396,027	$—	$—	$396,027
Short Term Investments	16,322	—	—	16,322
Fund Total	$412,349	$—	$—	$412,349
JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,486,515	$—	$—	$1,486,515
Short Term Investments	204,835	—	—	204,835
Fund Total	$1,691,350	$—	$—	$1,691,350
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$4,446	$119,582	$—	$124,028
Preferred Stocks	—	416	—	416
Short Term Investments	7,523	—	—	7,523
Fund Total	$11,969	$119,998	$—	$131,967
JNL/Eastspring Investments China-India Fund
Common Stocks	$20,740	$298,948	$—	$319,688
Short Term Investments	34,247	—	—	34,247
Fund Total	$54,987	$298,948	$—	$353,935
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$382,917	$460,303	$—	$843,220
Short Term Investments	85,366	—	—	85,366
Fund Total	$468,283	$460,303	$—	$928,586
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$190,219	$—	$190,219
Government and Agency Obligations	—	1,116,677	—	1,116,677
Other Equity Interests	—	2,975	—	2,975
Common Stocks	—	—	305	305
Preferred Stocks	—	—	675	675
Short Term Investments	210,063	144,322	—	354,385
Fund Total	$210,063	$1,454,193	$980	$1,665,236
JNL/Franklin Templeton Income Fund
Common Stocks	$913,316	$75,462	$1,567	$990,345
Preferred Stocks	47,046	95,308	1,533	143,887
Warrants	462	—	—	462
Corporate Bonds and Notes	—	760,693	3,000	763,693
Other Equity Interests	—	—	1	1
Short Term Investments	333,412	—	—	333,412
Fund Total	$1,294,236	$931,463	$6,101	$2,231,800
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$168,177	$206,862	$—	$375,039
Preferred Stocks	—	102	—	102
Investment Companies	1,345	—	—	1,345
Short Term Investments	21,552	—	—	21,552
Fund Total	$191,074	$206,964	$—	$398,038
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$696,437	$177,384	$2,428	$876,249
Rights	—	1	—	1
Corporate Bonds and Notes	—	45,419	—	45,419
Other Equity Interests	—	149	11,964	12,113
Short Term Investments	90,533	—	—	90,533
Fund Total	$786,970	$222,953	$14,392	$1,024,315
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$789,787	$—	$—	$789,787
Short Term Investments	74,569	—	—	74,569
Fund Total	$864,356	$—	$—	$864,356
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$63,755	$6,956	$70,711
Corporate Bonds and Notes	—	240,778	414	241,192
Government and Agency Obligations	—	478,723	27	478,750
Short Term Investments	97,597	—	—	97,597
Fund Total	$97,597	$783,256	$7,397	$888,250

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$280,191	$656	$280,847
Government and Agency Obligations	—	497,319	9,751	507,070
Non-U.S. Government Agency ABS	—	2,162	—	2,162
Other Equity Interests	—	489	—	489
Common Stocks	—	—	24	24
Short Term Investments	48,702	8,992	—	57,694
Fund Total	$48,702	$789,153	$10,431	$848,286
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,055,957	$—	$—	$1,055,957
Short Term Investments	33,549	—	—	33,549
Fund Total	$1,089,506	$—	$—	$1,089,506
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$218,275	$—	$—	$218,275
Short Term Investments	1,708	—	—	1,708
Fund Total	$219,983	$—	$—	$219,983
JNL/Invesco Global Real Estate Fund
Common Stocks	$772,794	$736,700	$—	$1,509,494
Short Term Investments	81,248	—	—	81,248
Fund Total	$854,042	$736,700	$—	$1,590,742
JNL/Invesco International Growth Fund
Common Stocks	$220,083	$752,139	$—	$972,222
Preferred Stocks	—	11,599	—	11,599
Short Term Investments	135,736	—	—	135,736
Fund Total	$355,819	$763,738	$—	$1,119,557
JNL/Invesco Large Cap Growth Fund
Common Stocks	$857,145	$2,972	$—	$860,117
Short Term Investments	25,374	—	—	25,374
Fund Total	$882,519	$2,972	$—	$885,491
JNL/Invesco Mid Cap Value Fund
Common Stocks	$324,009	$—	$—	$324,009
Short Term Investments	26,875	—	—	26,875
Fund Total	$350,884	$—	$—	$350,884
JNL/Invesco Small Cap Growth Fund
Common Stocks	$565,271	$—	$—	$565,271
Short Term Investments	60,016	—	—	60,016
Fund Total	$625,287	$—	$—	$625,287
JNL/Ivy Asset Strategy Fund
Common Stocks	$742,541	$932,444	$85,307	$1,760,292
Purchased Options	1,787	1,230	—	3,017
Corporate Bonds and Notes	—	—	77,506	77,506
Precious Metals	227,453	—	—	227,453
Short Term Investments	94,121	546,655	—	640,776
Fund Total	$1,065,902	$1,480,329	$162,813	$2,709,044
JNL/JPMorgan International Value Fund
Common Stocks	$16,895	$576,467	$—	$593,362
Preferred Stocks	—	9,962	—	9,962
Short Term Investments	70,393	—	—	70,393
Fund Total	$87,288	$586,429	$—	$673,717
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,072,078	$—	$—	$1,072,078
Short Term Investments	70,059	—	—	70,059
Fund Total	$1,142,137	$—	$—	$1,142,137
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$44,001	$4,475	$48,476
Corporate Bonds and Notes	—	35,492	—	35,492
Government and Agency Obligations	—	1,086,525	—	1,086,525
Short Term Investments	46,277	—	—	46,277
Fund Total	$46,277	$1,166,018	$4,475	$1,216,770
JNL/Lazard Emerging Markets Fund
Common Stocks	$665,828	$818,572	$—	$1,484,400
Preferred Stocks	4,492	—	—	4,492
Short Term Investments	70,747	—	—	70,747
Fund Total	$741,067	$818,572	$—	$1,559,639

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/M&G Global Basics Fund
Common Stocks	$67,285	$97,887	$—	$165,172
Preferred Stocks	417	—	—	417
Short Term Investments	16,740	—	—	16,740
Fund Total	$84,442	$97,887	$—	$182,329
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$99,421	$450,790	$—	$550,211
Preferred Stocks	40,977	5,064	—	46,041
Rights	1	9	—	10
Investment Companies	4,338	—	—	4,338
Short Term Investments	19,749	320	—	20,069
Fund Total	$164,486	$456,183	$—	$620,669
JNL/Mellon Capital European 30 Fund
Common Stocks	$3,855	$81,881	$—	$85,736
Short Term Investments	3,994	—	—	3,994
Fund Total	$7,849	$81,881	$—	$89,730
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$—	$140,415	$—	$140,415
Investment Companies	1,410	—	—	1,410
Short Term Investments	30,178	—	—	30,178
Fund Total	$31,588	$140,415	$—	$172,003
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$2,646,272	$—	$—	$2,646,272
Short Term Investments	104,694	3,870	—	108,564
Fund Total	$2,750,966	$3,870	$—	$2,754,836
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$1,399,255	$—	$—	$1,399,255
Short Term Investments	133,365	1,920	—	135,285
Fund Total	$1,532,620	$1,920	$—	$1,534,540
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,630,922	$—	$—	$1,630,922
Warrants	5	—	—	5
Investment Companies	207	—	—	207
Short Term Investments	191,229	930	—	192,159
Fund Total	$1,822,363	$930	$—	$1,823,293
JNL/Mellon Capital International Index Fund
Common Stocks	$31,876	$2,018,040	$—	$2,049,916
Preferred Stocks	616	14,259	—	14,875
Rights	846	—	—	846
Short Term Investments	193,553	3,870	—	197,423
Fund Total	$226,891	$2,036,169	$—	$2,263,060
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$40,754	$—	$40,754
Corporate Bonds and Notes	—	371,753	—	371,753
Government and Agency Obligations	—	1,130,506	—	1,130,506
Short Term Investments	171,387	—	—	171,387
Fund Total	$171,387	$1,543,013	$—	$1,714,400
JNL/Mellon Capital Global Alpha Fund
Purchased Options	$8,171	$—	$—	$8,171
Short Term Investments	16,695	200,546	—	217,241
Fund Total	$24,866	$200,546	$—	$225,412
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$123,853	$—	$—	$123,853
Short Term Investments	1,925	—	—	1,925
Fund Total	$125,778	$—	$—	$125,778
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$3,635	$—	$—	$3,635
Fund Total	$3,635	$—	$—	$3,635
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$129,637	$8,128	$—	$137,765
Preferred Stocks	—	—	68	68
Short Term Investments	14,198	—	—	14,198
Fund Total	$143,835	$8,128	$68	$152,031

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$67,810	$1,000	$68,810
Corporate Bonds and Notes	—	115,490	—	115,490
Government and Agency Obligations	—	228,512	—	228,512
Investment Companies	20,839	—	—	20,839
Variable Rate Senior Loan Interests	—	87,199	—	87,199
Short Term Investments	107,438	—	—	107,438
Fund Total	$128,277	$499,011	$1,000	$628,288
JNL/Oppenheimer Global Growth Fund
Common Stocks	$405,588	$438,316	$—	$843,904
Preferred Stocks	—	18,885	—	18,885
Rights	126	—	—	126
Short Term Investments	78,816	—	—	78,816
Fund Total	$484,530	$457,201	$—	$941,731
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$209,250	$655	$209,905
Corporate Bonds and Notes	—	102,895	—	102,895
Government and Agency Obligations	—	2,157,531	—	2,157,531
Preferred Stocks	569	—	—	569
Purchased Options	8	578	—	586
Other Equity Interests	—	26	—	26
Short Term Investments	10,290	1,404,072	—	1,414,362
Fund Total	$10,867	$3,874,352	$655	$3,885,874
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$287,877	$—	$287,877
Corporate Bonds and Notes	—	484,140	—	484,140
Government and Agency Obligations	—	4,680,324	—	4,680,324
Preferred Stocks	28,438	—	—	28,438
Trust Preferreds	19,795	—	2,959	22,754
Short Term Investments	96,177	705,024	—	801,201
Fund Total	$144,410	$6,157,365	$2,959	$6,304,734
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$79,475	$—	$79,475
Variable Rate Senior Loan Interests(1)	—	1,373,700	—	1,373,700
Short Term Investments	96,681	—	—	96,681
Fund Total	$96,681	$1,453,175	$—	$1,549,856
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$56,046	$—	$56,046
Corporate Bonds and Notes	—	2,032,530	22,670	2,055,200
Common Stocks	94,337	—	678	95,015
Preferred Stocks	48,165	969	—	49,134
Trust Preferreds	2,610	—	—	2,610
Investment Companies	14,147	—	—	14,147
Other Equity Interests	—	20,648	—	20,648
Short Term Investments	494,610	—	—	494,610
Fund Total	$653,869	$2,110,193	$23,348	$2,787,410
JNL/PPM America Mid Cap Value Fund
Common Stocks	$282,211	$—	$—	$282,211
Short Term Investments	6,600	—	—	6,600
Fund Total	$288,811	$—	$—	$288,811
JNL/PPM America Small Cap Value Fund
Common Stocks	$164,206	$—	$—	$164,206
Short Term Investments	12,678	—	—	12,678
Fund Total	$176,884	$—	$—	$176,884
JNL/PPM America Value Equity Fund
Common Stocks	$157,347	$—	$—	$157,347
Short Term Investments	4,326	—	—	4,326
Fund Total	$161,673	$—	$—	$161,673
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$460,558	$281,115	$—	$741,673
Short Term Investments	3,007	—	—	3,007
Fund Total	$463,565	$281,115	$—	$744,680
JNL/S&P Competitive Advantage Fund
Common Stocks	$1,378,767	$—	$—	$1,378,767
Short Term Investments	25,004	—	—	25,004
Fund Total	$1,403,771	$—	$—	$1,403,771

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$2,503,361	$—	$—	$2,503,361
Short Term Investments	72,039	—	—	72,039
Fund Total	$2,575,400	$—	$—	$2,575,400
JNL/S&P Intrinsic Value Fund
Common Stocks	$1,247,338	$—	$—	$1,247,338
Short Term Investments	21,181	—	—	21,181
Fund Total	$1,268,519	$—	$—	$1,268,519
JNL/S&P Total Yield Fund
Common Stocks	$866,879	$—	$—	$866,879
Short Term Investments	46,480	—	—	46,480
Fund Total	$913,359	$—	$—	$913,359
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$3,643,558	$118,116	$1,908	$3,763,582
Preferred Stocks	—	—	6,206	6,206
Short Term Investments	166,887	—	—	166,887
Fund Total	$3,810,445	$118,116	$8,114	$3,936,675
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$2,190,924	$487	$—	$2,191,411
Preferred Stocks	—	—	6,232	6,232
Short Term Investments	212,425	—	—	212,425
Fund Total	$2,403,349	$487	$6,232	$2,410,068
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$309,979	$—	$309,979
Corporate Bonds and Notes	—	862,450	—	862,450
Government and Agency Obligations	—	399,889	—	399,889
Short Term Investments	70,280	—	—	70,280
Fund Total	$70,280	$1,572,318	$—	$1,642,598
JNL/T. Rowe Price Value Fund
Common Stocks	$2,142,206	$32,624	$—	$2,174,830
Rights	613	—	—	613
Short Term Investments	55,480	—	—	55,480
Fund Total	$2,198,299	$32,624	$—	$2,230,923
JNL/WMC Balanced Fund
Common Stocks	$1,977,948	$—	$—	$1,977,948
Non-U.S. Government Agency ABS	—	27,019	—	27,019
Corporate Bonds and Notes	—	266,727	—	266,727
Government and Agency Obligations	—	799,343	—	799,343
Short Term Investments	206,798	—	—	206,798
Fund Total	$2,184,746	$1,093,089	$—	$3,277,835
JNL/WMC Money Market Fund
Non-U.S. Government Agency ABS	$—	$2,057	$—	$2,057
Corporate Bonds and Notes	—	204,345	—	204,345
Government and Agency Obligations	—	241,257	—	241,257
Short Term Investments	79	1,114,738	—	1,114,817
Fund Total	$79	$1,562,397	$—	$1,562,476
JNL/WMC Value Fund
Common Stocks	$1,565,147	$23,829	$—	$1,588,976
Short Term Investments	37,142	—	—	37,142
Fund Total	$1,602,289	$23,829	$—	$1,626,118

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$(94)	$(679)	$—	$(773)
Fund Total	$(94)	$(679)	$—	$(773)
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(38,652)	$—	$(38,652)
Fund Total	$—	$(38,652)	$—	$(38,652)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(45,479)	$—	$—	$(45,479)
Fund Total	$(45,479)	$—	$—	$(45,479)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(31,658)	$—	$(31,658)
Fund Total	$—	$(31,658)	$—	$(31,658)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(56,621)	$—	$(56,621)
Fund Total	$—	$(56,621)	$—	$(56,621)

(1)Unfunded commitments in JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments. Unrealized appreciation is reflected as an asset/ liability in the table. See Unfunded Commitments in these Notes to Schedules of Investments.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$3,539	$—	$—	$3,539
Open Forward Foreign Currency Contracts	—	17,642	—	17,642
OTC Total Return Swap Agreements	—	193	—	193
Fund Total	$3,539	$17,835	$—	$21,374
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$368	$—	$—	$368
Open Forward Foreign Currency Contracts	—	961	—	961
OTC Interest Rate Swap Agreements	—	47	—	47
Centrally Cleared Interest Rate Swap Agreements	—	520	—	520
OTC Credit Default Swap Agreements	—	3	—	3
Centrally Cleared Credit Default Swap Agreements	—	2	—	2
OTC Total Return Swap Agreements	—	128	—	128
Fund Total	$368	$1,661	$—	$2,029
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$123	$—	$123
Fund Total	$—	$123	$—	$123
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$16,532	$—	$16,532
Fund Total	$—	$16,532	$—	$16,532
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$31	$—	$31
Fund Total	$—	$31	$—	$31
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$2,764	$—	$—	$2,764
Open Forward Foreign Currency Contracts	—	1,243	—	1,243
OTC Interest Rate Swap Agreements	—	1,284	—	1,284
Centrally Cleared Interest Rate Swap Agreements	—	10,077	—	10,077
OTC Credit Default Swap Agreements	$—	$661	$—	$661
Fund Total	$2,764	$13,265	$—	$16,029
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$315	$—	$—	$315
Open Forward Foreign Currency Contracts	—	5,880	—	5,880
OTC Interest Rate Swap Agreements	—	2,015	—	2,015
Centrally Cleared Interest Rate Swap Agreements	—	943	—	943
Fund Total	$315	$8,838	$—	$9,153
JNL/Ivy Asset Strategy Fund
Open Futures Contracts	$238	$—	$—	$238
Fund Total	$238	$—	$—	$238
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$2,652	$—	$2,652
Fund Total	$—	$2,652	$—	$2,652
JNL/Mellon Capital S&P 400 Mid Cap Index Fund
Open Futures Contracts	$204	$—	$—	$204
Fund Total	$204	$—	$—	$204
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$236	$—	$—	$236
Fund Total	$236	$—	$—	$236
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$160	$—	$—	$160
Open Forward Foreign Currency Contracts	—	897	—	897
Fund Total	$160	$897	$—	$1,057
JNL/Mellon Capital Global Alpha Fund
Exchange Traded Purchased Options	$204	$—	$—	$204
Open Futures Contracts	893	—	—	893
Open Forward Foreign Currency Contracts	—	9,120	—	9,120
Fund Total	$1,097	$9,120	$—	$10,217
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$148	$—	$—	$148
OTC Credit Default Swap Agreements	—	421	—	421
Fund Total	$148	$421	$—	$569

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Real Return Fund
Open Futures Contracts	$1,831	$—	$—	$1,831
Open Forward Foreign Currency Contracts	—	2,906	—	2,906
OTC Interest Rate Swap Agreements	—	2,225	—	2,225
Centrally Cleared Interest Rate Swap Agreements	—	7,879	—	7,879
Fund Total	$1,831	$13,010	$—	$14,841
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$17,730	$—	$—	$17,730
Open Forward Foreign Currency Contracts	—	3,281	—	3,281
OTC Interest Rate Swap Agreements	—	1,018	—	1,018
Centrally Cleared Interest Rate Swap Agreements	—	30,254	—	30,254
OTC Credit Default Swap Agreements	—	1,125	—	1,125
Fund Total	$17,730	$35,678	$—	$53,408
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$160	$—	$160
Fund Total	$—	$160	$—	$160
JNL/WMC Balanced Fund
OTC Credit Default Swap Agreements	$—	$6	$—	$6
Fund Total	$—	$6	$—	$6

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(5,027)	$—	$—	$(5,027)
Open Forward Foreign Currency Contracts	—	(19,584)	—	(19,584)
OTC Total Return Swap Agreements	—	(1,343)	—	(1,343)
Fund Total	$(5,027)	$(20,927)	$—	$(25,954)
JNL/BlackRock Global Allocation Fund
Written Options	$(600)	$(2,419)	$—	$(3,019)
Open Futures Contracts	(189)	—	—	(189)
Open Forward Foreign Currency Contracts	—	(4,414)	—	(4,414)
OTC Interest Rate Swap Agreements	—	(527)	—	(527)
Centrally Cleared Interest Rate Swap Agreements	—	(460)	—	(460)
OTC Credit Default Swap Agreements	—	(238)	—	(238)
Centrally Cleared Credit Default Swap Agreements	—	(159)	—	(159)
OTC Total Return Swap Agreements	—	(63)	—	(63)
Fund Total	$(789)	$(8,280)	$—	$(9,069)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(173)	$—	$(173)
Fund Total	$—	$(173)	$—	$(173)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(16,022)	$—	$(16,022)
OTC Interest Rate Swap Agreements	—	(3,428)	—	(3,428)
Fund Total	$—	$(19,450)	$—	$(19,450)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(5,757)	$—	$(5,757)
Fund Total	$—	$(5,757)	$—	$(5,757)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(200)	$—	$—	$(200)
Open Forward Foreign Currency Contracts	—	(2,276)	—	(2,276)
OTC Interest Rate Swap Agreements	—	(1,336)	—	(1,336)
Centrally Cleared Interest Rate Swap Agreements	—	(2,355)	—	(2,355)
OTC Credit Default Swap Agreements	—	(82)	—	(82)
Fund Total	$(200)	$(6,049)	$—	$(6,249)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(2,563)	$—	$—	$(2,563)
Open Forward Foreign Currency Contracts	—	(5,471)	—	(5,471)
OTC Interest Rate Swap Agreements	—	(6,467)	—	(6,467)
Centrally Cleared Interest Rate Swap Agreements	—	(1,811)	—	(1,811)
OTC Total Return Swap Agreements	—	(11)	—	(11)
Fund Total	$(2,563)	$(13,760)	$—	$(16,323)
JNL/Ivy Asset Strategy Fund
Written Options	$(3,083)	$(761)	$—	$(3,844)
Open Futures Contracts	(862)	—	—	(862)
Open Forward Foreign Currency Contracts	—	(2,878)	—	(2,878)
Fund Total	$(3,945)	$(3,639)	$—	$(7,584)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$(1,128)	$—	$(1,128)
Fund Total	$—	$(1,128)	$—	$(1,128)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Emerging Market Index Fund
Open Futures Contracts	$(110)	$—	$—	$(110)
Fund Total	$(110)	$—	$—	$(110)
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$(1,024)	$—	$—	$(1,024)
Fund Total	$(1,024)	$—	$—	$(1,024)
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$(438)	$—	$—	$(438)
Open Forward Foreign Currency Contracts	—	(50)	—	(50)
Fund Total	$(438)	$(50)	$—	$(488)
JNL/Mellon Capital Global Alpha Fund
Open Futures Contracts	$(2,227)	$—	$—	$(2,227)
Open Forward Foreign Currency Contracts	—	(8,082)	—	(8,082)
Fund Total	$(2,227)	$(8,082)	$—	$(10,309)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(1,496)	$—	$—	$(1,496)
Fund Total	$(1,496)	$—	$—	$(1,496)
JNL/PIMCO Real Return Fund
Written Options	$—	$(255)	$—	$(255)
Open Futures Contracts	(1,460)	—	—	(1,460)
Open Forward Foreign Currency Contracts	—	(4,423)	—	(4,423)
OTC Interest Rate Swap Agreements	—	(6,531)	—	(6,531)
Centrally Cleared Interest Rate Swap Agreements	—	(926)	—	(926)
OTC Credit Default Swap Agreements	—	(180)	—	(180)
Fund Total	$(1,460)	$(12,315)	$—	$(13,775)
JNL/PIMCO Total Return Bond Fund
Written Options	$—	$(584)	$—	$(584)
Open Futures Contracts	(2,158)	—	—	(2,158)
Open Forward Foreign Currency Contracts	—	(11,703)	—	(11,703)
OTC Interest Rate Swap Agreements	—	(694)	—	(694)
Centrally Cleared Interest Rate Swap Agreements	—	(9,894)	—	(9,894)
OTC Credit Default Swap Agreements	—	(779)	—	(779)
Centrally Cleared Credit Default Swap Agreements	—	(73)	—	(73)
Fund Total	$(2,158)	$(23,727)	$—	$(25,885)
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$(1,164)	$—	$—	$(1,164)
Fund Total	$(1,164)	$—	$—	$(1,164)
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$(1,381)	$—	$—	$(1,381)
Fund Total	$(1,381)	$—	$—	$(1,381)
JNL/WMC Balanced Fund
Open Futures Contracts	$(76)	$—	$—	$(76)
OTC Credit Default Swap Agreements	—	(17)	—	(17)
Fund Total	$(76)	$(17)	$—	$(93)

(1)Investments in other financial instruments are derivative instruments and include forward foreign currency contracts, futures contracts, written options and swap agreements. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period. The following table summarizes significant recurring transfers between Level 1 and Level 2 valuations for the period ended September 30, 2013:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/Brookfield Global Infrastructure Fund
Common Stocks	$—	$6,789
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$1,947	$4,384
JNL/Eastspring Investments China India Fund
Common Stocks	$11,965	$—
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$13,961	$—
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$44,490	$42,337
JNL/Invesco Global Real Estate Fund
Common Stocks	$17,180	—
JNL/Invesco International Growth Fund
Common Stocks	$15,635	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
JNL/JPMorgan International Value Fund
Common Stocks	$6,188	$—
JNL/Lazard Emerging Markets Fund
Common Stocks	$39,910	$26,595
JNL/M&G Global Basics Fund
Common Stocks	$11,897	$15,264
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$6,526	$8,209
JNL/RedRocks Listed Private Equity Fund
Common Stocks	$—	$19,428
Investment Companies	15,731	—

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2013:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/Franklin Templeton Mutual Shares Fund
Other Equity Interests	$—	$—	$—	$(77)	$12,041		$—	$11,964	(3)	$(77)
JNL/Ivy Asset Strategy Fund
Common Stock	$27,463	$—	$—	$(5,645)	$—		$—	$21,818	(4)	$(5,645)
Common Stock	32,278	—	—	9,837	—		—	42,115	(6)	9,837
Corporate Bonds and Notes	—	—	—	—	28,500		—	28,500	(5)	—
Corporate Bonds and Notes	45,572	—	—	—	3,434	(7)	—	49,006	(6)	—
Fund Total	$105,313	$—	$—	$4,192	$31,934		$—	$141,439		$4,192

(1)             Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at September 30, 2013.

(2)             There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2013.

(3)             The fair value measurements of the other equity interest in JNL/Franklin Templeton Mutual Shares Fund was determined based on a single source broker quote. The other equity interest is a claim against an asset pool which consists of stocks, investment grade bonds, asset backed securities and government debt. Significant changes in the value of the underlying asset pool could result in a significant decrease or increase to the other equity interest’s fair value measurement.

Valuation Technique	Unobservable Input	Range
Broker quote	Single source broker quote	N/A

(4)             The fair value measurements of the common stock in JNL/Ivy Asset Strategy Fund was determined based on a discounted cash flow model and taking into consideration a discount for liquidity. As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Income approach	Discount for lack of marketability	10%

(5)             The fair value measurements of the corporate bond in JNL/Ivy Asset Strategy Fund was determined based on the purchase transaction price. As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	N/A

(6)             The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance and valuations of comparable public companies. As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value. Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Market approach	Pro forma run rate EBITDA multiples	18.25-18.75

(7)             This amount represents interest earned on the corporate bond in JNL/Ivy Asset Strategy Fund which was paid-in-kind.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of JNAM:  PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund.  Eastspring Investments serves as Sub-Adviser for JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund.  M&G Investment Management Limited serves as Sub-Adviser for JNL/M&G Global Basics Fund.

Investments in Affiliates - During the period ended September 30, 2013, certain Funds invested in a money market fund which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool. The following table details cash management investments in affiliates held at September 30, 2013. There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2013.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$380,041	$132,277	$23
JNL/BlackRock Commodity Securities Strategy Fund	72,052	14,132	3
JNL/BlackRock Large Cap Select Growth Fund	9,330	10,770	1
JNL/Brookfield Global Infrastructure Fund	17,095	10,496	1
JNL/Capital Guardian Global Balanced Fund	23,696	23,370	2
JNL/Capital Guardian Global Diversified Research Fund	8,282	10,893	1
JNL/DFA U.S. Core Equity Fund	1,382	3,603	—
JNL/Eagle SmallCap Equity Fund	14,816	29,045	1
JNL/Eastspring Investments Asia ex-Japan Fund	3,168	2,979	—
JNL/Eastspring Investments China-India Fund	6,535	14,674	1
JNL/Franklin Templeton Global Growth Fund	18,281	40,740	2
JNL/Franklin Templeton Global Multisector Bond Fund	153,039	119,073	14
JNL/Franklin Templeton Income Fund	59,681	120,119	10
JNL/Franklin Templeton International Small Cap Growth Fund	20,784	12,800	1
JNL/Franklin Templeton Mutual Shares Fund	86,155	90,283	8
JNL/Franklin Templeton Small Cap Value Fund	88,265	51,046	5
JNL/Goldman Sachs Core Plus Bond Fund	87,108	50,834	10
JNL/Goldman Sachs Emerging Markets Debt Fund	28,084	—	3
JNL/Goldman Sachs Mid Cap Value Fund	33,150	11,311	2
JNL/Goldman Sachs U.S. Equity Flex Fund	1,385	1,708	—
JNL/Invesco Global Real Estate Fund	36,995	30,274	3
JNL/Invesco International Growth Fund	63,536	96,684	6
JNL/Invesco Large Cap Growth Fund	47,547	22,191	3
JNL/Invesco Mid Cap Value Fund	2,341	26,875	1
JNL/Invesco Small Cap Growth Fund	6,952	19,399	1
JNL/Ivy Asset Strategy Fund	22,563	43,581	1
JNL/JPMorgan International Value Fund	7,076	26,039	1

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/JPMorgan MidCap Growth Fund	$8,611	$43,972	$2
JNL/JPMorgan U.S. Government & Quality Bond Fund	74,743	43,877	4
JNL/Lazard Emerging Markets Fund	21,031	21,618	2
JNL/M&G Global Basics Fund	311	1,414	—
JNL/Mellon Capital Emerging Markets Index Fund	4,290	6,424	—
JNL/Mellon Capital European 30 Fund	86	2,268	—
JNL/Mellon Capital Pacific Rim 30 Fund	342	741	—
JNL/Mellon Capital S&P 500 Index Fund	—	83,517	3
JNL/Mellon Capital S&P 400 MidCap Index Fund	23,180	47,148	2
JNL/Mellon Capital Small Cap Index Fund	19,745	16,867	2
JNL/Mellon Capital International Index Fund	22,245	46,433	2
JNL/Mellon Capital Bond Index Fund	108,894	75,822	12
JNL/Mellon Capital Global Alpha Fund	83,516	16,685	7
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	373	583	—
JNL/Morgan Stanley Mid Cap Growth Fund	1,059	10,678	—
JNL/Neuberger Berman Strategic Income Fund	10,745	97,558	2
JNL/Oppenheimer Global Growth Fund	12,102	18,072	1
JNL/PPM America High Yield Bond Fund	85,733	104,090	7
JNL/PPM America Mid Cap Value Fund	190	504	—
JNL/PPM America Small Cap Value Fund	—	220	—
JNL/PPM America Value Equity Fund	249	908	—
JNL/Red Rocks Listed Private Equity Fund	7,953	2,331	—
JNL/S&P Competitive Advantage Fund	3,460	3,895	—
JNL/S&P Dividend Income & Growth Fund	4,053	18,752	1
JNL/S&P Intrinsic Value Fund	828	1,718	—
JNL/S&P Total Yield Fund	885	2,887	—
JNL/T. Rowe Price Established Growth Fund	2,000	2,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	915	1,040	—
JNL/T. Rowe Price Short-Term Bond Fund	9,133	27,294	1
JNL/T. Rowe Price Value Fund	1,646	1,061	—
JNL/WMC Balanced Fund	81,011	170,726	11
JNL/WMC Value Fund	31,328	14,043	2

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$37,257	$57,266	$19
JNL/T. Rowe Price Mid-Cap Growth Fund	62,733	111,433	46
JNL/T. Rowe Price Short-Term Bond Fund	153,386	24,818	41
JNL/T. Rowe Price Value Fund	29,329	11,040	13

Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC is reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser. JNL/Institutional Alt 20 Fund, JNL/Institutional Alt 35 Fund, JNL/Institutional Alt 50 Fund, JNL/Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund invested solely in Class A shares of other affiliated Funds of the Trust, JNL Variable Fund LLC and Curian Variable Series Trust.

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Income Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund.  Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund, which is an affiliate of the Fund.  JNL/Mellon Capital International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital S&P 500 Index Fund and JNL/Mellon Capital Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser. The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2013.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series -Blue Chip Income and Growth Fund Class 1	$699,195	$192,886	$5,990	$3,846	$1,680	$1,037,801
JNL/American Funds Global Bond Fund	American Funds Insurance Series -Global Bond Fund Class 1	466,692	64,567	58,911	—	475	453,472
JNL/American Funds Global Small Capitalization Fund	American Funds Insurance Series -Global Small Capitalization Fund - Class 1	205,800	50,924	11,645	2,334	1,788	290,991
JNL/ American Funds Growth-Income Fund	American Funds Insurance Series - Growth-Income Fund - Class 1	864,773	358,337	42,427	4,106	11,065	1,384,595
JNL/American Funds International Fund	American Funds Insurance Series -International Fund Class 1	360,287	82,812	15,625	1,753	2,471	476,684
JNL/American Funds New World Fund	American Funds Insurance Series —New World Fund Class 1	464,623	106,915	19,674	1,783	1,795	583,887
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	7,084	—	—	—	—	5,612
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	3,776	1,647	—	67	—	6,084
JNL/Mellon Capital International Index Fund	Prudential plc	5,717	366	—	194	—	7,888
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 4.30%, 5/15/14	525	—	519	9	3	—
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	524	—	—	9	—	517
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	654	—	—	16	—	614

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2013

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts	Value
Foreign Currency Options
JNL/PIMCO Total Return Bond Fund
USD versus JPY Put Option, BNP	10/21/2013	96.00		7,900,000	$(25)
USD versus JPY Put Option, BOA	10/09/2013	95.00		8,000,000	(4)
				15,900,000	$(29)
Index Options
JNL/BlackRock Global Allocation Fund
IBOV Stock Index Call Option, GSI	10/16/2013	BRL	50,815.70	130	$(112)
MSCI Emerging Markets Index Call Option, BOA	10/18/2013	1,035.78		6,598	(9)
MSCI Emerging Markets Index Call Option, GSI	11/15/2013	1,021.78		8,791	(71)
MSCI Emerging Markets Index Call Option, JPM	12/20/2013	1,071.98		7,257	(54)
MSCI Emerging Markets Index Put Option, BOA	10/18/2013	809.20		6,598	—
MSCI Emerging Markets Index Put Option, GSI	11/15/2013	798.26		8,791	—
MSCI Emerging Markets Index Put Option, JPM	12/20/2013	833.76		7,257	(5)
Nikkei-225 Stock Average Call Option, BNP	10/11/2013	JPY	14,500.00	69,220	(176)
Nikkei-225 Stock Average Call Option, CIT	10/11/2013	JPY	14,208.40	135,779	(561)
Nikkei-225 Stock Average Call Option, JPM	10/11/2013	JPY	14,717.78	78,880	(119)
Nikkei-225 Stock Average Put Option, BNP	10/11/2013	JPY	12,500.00	69,220	(4)
Nikkei-225 Stock Average Put Option, CIT	10/11/2013	JPY	11,772.67	135,779	(2)
Nikkei-225 Stock Average Put Option, JPM	10/11/2013	JPY	12,773.92	78,880	(6)
S&P 500 Index Call Option, CSI	11/15/2013	1,765.00		15,439	(60)
S&P 500 Index Put Option, CIT	12/20/2013	1,149.60		986	—
S&P 500 Index Put Option, CSI	10/31/2013	1,565.00		15,510	(63)
S&P 500 Index Put Option, CSI	11/15/2013	1,580.00		15,439	(178)
S&P 500 Index Put Option, CSI	11/15/2013	1,570.00		8,800	(87)
Tokyo Stock Exchange Price Index Put Option, BNP	03/14/2014	JPY	1,112.48	680,353	(213)
Tokyo Stock Exchange Price Index Put Option, CIT	12/13/2013	JPY	1,078.91	668,644	(49)
Tokyo Stock Exchange Price Index Put Option, GSI	12/13/2013	JPY	1,089.26	526,192	(47)
				2,544,543	$(1,816)
JNL/Ivy Asset Strategy Fund
S&P 500 Index Call Option, CGM	10/19/2013	1,780.00		424	$(15)
S&P 500 Index Put Option	12/21/2013	1,625.00		1,045	(3,083)
S&P 500 Index Put Option, CGM	10/19/2013	1,650.00		424	(499)
				1,893	$(3,597)
JNL/PIMCO Total Return Bond Fund
CDX.NA.IG-20 Call Option, BBP	12/18/2013	0.65		58	$(4)
CDX.NA.IG-20 Call Option, BBP	12/18/2013	0.60		127	(4)
CDX.NA.IG-20 Call Option, BNP	12/18/2013	0.60		152	(4)
CDX.NA.IG-20 Call Option, BOA	12/18/2013	0.65		200	(14)
CDX.NA.IG-20 Call Option, DUB	12/18/2013	0.65		58	(4)
CDX.NA.IG-20 Put Option, BBP	12/18/2013	0.90		185	(27)
CDX.NA.IG-20 Put Option, BNP	12/18/2013	0.90		152	(22)
CDX.NA.IG-20 Put Option, BOA	12/18/2013	1.00		200	(19)
CDX.NA.IG-20 Put Option, DUB	12/18/2013	0.90		58	(8)
CDX.NA.IG-20 Put Option, MSS	12/18/2013	1.10		72	(4)
				1,262	$(110)
Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option, BNP	03/01/2018	0.00		28	$(3)
Floor - CPURNSA Index Option, CIT	09/29/2020	217.97		31	(2)
Floor - CPURNSA Index Option, DUB	01/22/2018	0.00		37	(4)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95		29	(1)
Floor - CPURNSA Index Option, DUB	10/13/2020	215.95		298	(15)
				423	$(25)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CIT	03/12/2020	215.95		18	$(1)
Floor - CPURNSA Index Option, CIT	09/29/2020	217.97		64	(2)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2013

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Inflation Floor (continued)
JNL/PIMCO Total Return Bond Fund (continued)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	19	$(1)
			101	$(4)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Put Swaption, 3 month LIBOR versus 2.45% fixed, GSI	12/10/2013	N/A	105,060,000	$(48)

JNL/PIMCO Real Return Fund
Call Swaption, 6 month Euribor versus 0.50% fixed, BBP	10/24/2013	N/A	747	$(20)
Call Swaption, 6 month Euribor versus 0.50% fixed, DUB	10/24/2013	N/A	1,068	(28)
Put Swaption, 3 month LIBOR versus 2.85% fixed, DUB	04/14/2014	N/A	695	(170)
Put Swaption, 6 month Euribor versus 0.75% fixed, BBP	10/24/2013	N/A	747	(5)
Put Swaption, 6 month Euribor versus 0.75% fixed, DUB	10/24/2013	N/A	1,068	(7)
			4,325	$(230)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	74	$(9)
Call Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	376	(43)
Put Swaption, 3 month Euribor versus 0.40% fixed, BBP	03/14/2014	N/A	74	(8)
Put Swaption, 3 month Euribor versus 0.40% fixed, BOA	03/12/2014	N/A	376	(41)
Put Swaption, 3 month LIBOR versus 1.75% fixed, MSS	11/27/2013	N/A	699	(328)
Put Swaption, 3 month LIBOR versus 1.90% fixed, DUB	10/18/2013	N/A	422	(12)
			2,021	$(441)
Options on Securities
JNL/BlackRock Global Allocation Fund
Ace Ltd. Call Option	02/22/2014	92.50	52	$(24)
Apple Inc. Call Option, DUB	02/21/2014	480.00	18,054	(555)
Carnival Corp. Call Option	10/19/2013	38.00	338	(2)
Dresser-Rand Group Inc. Put Option	03/22/2014	60.00	246	(88)
Marathon Petroleum Corp. Call Option	01/18/2014	77.50	253	(19)
PulteGroup Inc. Call Option	01/18/2014	19.00	491	(32)
PulteGroup Inc. Put Option	01/18/2014	15.00	487	(48)
SM Energy Co. Call Option	11/16/2013	70.00	124	(98)
Travelers Cos. Inc. Call Option	01/18/2014	82.50	57	(25)
Whiting Petroleum Corp. Call Option	12/21/2013	52.50	186	(160)
Williams-Sonoma Inc. Call Option	01/18/2014	52.50	113	(56)
Williams-Sonoma Inc. Call Option	01/18/2014	55.00	81	(28)
XL Group PLC Call Option	04/19/2014	32.00	153	(20)
			20,635	$(1,155)
JNL/Ivy Asset Strategy Fund
Apple Inc. Call Option, DUB	10/19/2013	600.00	412	$(6)
Applied Materials Inc. Call Option, BCL	01/18/2014	18.00	868	(66)
Applied Materials Inc. Put Option, BCL	01/18/2014	14.00	434	(6)
Applied Materials Inc. Put Option, BCL	01/18/2014	13.00	434	(2)
Cisco Systems Inc. Put Option, DUB	10/19/2013	23.00	5,208	(167)
			7,356	$(247)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2013

Summary of Written Options

	Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2012	113,012,855	$3,758
Options written during the period	275,060,611	10,637
Options closed during the period	(166,713,802)	(7,265)
Options exercised during the period	(31,358)	(850)
Options expired during the period	(113,703,128)	(2,061)
Options outstanding at September 30, 2013	107,625,178	$4,219

JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2012	—	$—
Options written during the period	10	10
Options closed during the period	(10)	(10)
Options outstanding at September 30, 2013	—	$—

JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2012	36,342	$4,058
Options written during the period	358,437	21,835
Options closed during the period	(33,221)	(13,246)
Options exercised during the period	(308,403)	(791)
Options expired during the period	(43,906)	(8,552)
Options outstanding at September 30, 2013	9,249	$3,304

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2012	5,262	$4,647
Options written during the period	112,334,935	4,444
Options closed during the period	(43,001,021)	(1,188)
Options expired during the period	(69,334,428)	(5,198)
Options outstanding at September 30, 2013	4,748	$2,705

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2012	10,409	$3,739
Options written during the period	115,254,550	8,286
Options closed during the period	(7,523)	(2,645)
Options expired during the period	(99,354,052)	(7,541)
Options outstanding at September 30, 2013	15,903,384	$1,839

Schedule of Exchange Traded Purchased Options

	Expiration Date	Exercise Price		Contracts	Unrealized Appreciation
Exchange Traded Options on Futures
JNL/Mellon Capital Global Alpha Fund
Euro-Bund Call Option	11/22/2013	EUR	110.00	66	$204

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	March 2014	152	$(3)
3-Month Euro Euribor Interest Rate Future	June 2014	155	1
3-Month Euro Euribor Interest Rate Future	September 2014	121	3
3-Month Euro Euribor Interest Rate Future	December 2014	114	7
3-Month Euro Euribor Interest Rate Future	March 2015	110	9
3-Month Euro Euribor Interest Rate Future	June 2015	92	5
3-Month Euro Euribor Interest Rate Future	September 2015	75	4
3-Month Euro Swiss Franc Interest Rate Future	March 2014	(93)	(9)
3-Month Euro Swiss Franc Interest Rate Future	June 2014	(87)	(13)
3-Month Sterling Interest Rate Future	March 2014	(3)	12
3-Month Sterling Interest Rate Future	June 2014	2	—
3-Month Sterling Interest Rate Future	September 2014	(53)	(8)
3-Month Sterling Interest Rate Future	December 2014	(120)	(20)
3-Month Sterling Interest Rate Future	March 2015	(175)	(23)
3-Month Sterling Interest Rate Future	June 2015	(220)	(18)
3-Month Sterling Interest Rate Future	September 2015	(255)	(150)
90-Day Eurodollar Future	March 2014	295	(1)
90-Day Eurodollar Future	June 2014	284	2
90-Day Eurodollar Future	September 2014	253	13
90-Day Eurodollar Future	December 2014	181	14
90-Day Eurodollar Future	March 2015	126	15
90-Day Eurodollar Future	June 2015	91	12
90-Day Eurodollar Future	September 2015	48	6
Amsterdam Exchanges Index Future	October 2013	125	(261)
ASX SPI 200 Index Future	December 2013	137	(92)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2013	(161)	(343)
Australia Commonwealth Treasury Bond Future, 3-Year	December 2013	(520)	(475)
CAC 40 Euro Future	October 2013	212	(16)
Canadian Bank Acceptance Future	March 2014	10	—
Canadian Bank Acceptance Future	June 2014	123	2
Canadian Government Bond Future, 10-Year	December 2013	(215)	(287)
Cocoa Future	December 2013	176	219
Coffee ‘C’ Future	December 2013	(136)	471
Corn Future	December 2013	(636)	582
Cotton No.2 Future	December 2013	21	12
DJIA Mini E-CBOT Future	December 2013	185	(350)
Euro Stoxx 50 Future	December 2013	308	(44)
Euro-Bobl Future	December 2013	87	33
Euro-Bund Future	December 2013	(25)	(96)
Euro-Buxl Future	December 2013	(135)	(384)
FTSE 100 Index Future	December 2013	126	(255)
FTSE/JSE Top 40 Index Future	December 2013	161	44
FTSE/MIB Index Future	December 2013	44	(42)
German Stock Index Future	December 2013	44	(44)
Hang Seng Index Future	October 2013	84	(169)
IBEX 35 Index Future	October 2013	48	114
Japanese Government Bond Future, 10-Year	December 2013	48	374
KOSPI 200 Index Future	December 2013	30	(25)
Lean Hogs Future	December 2013	170	(51)
LME Aluminum Future	December 2013	(65)	(40)
LME Copper Future	December 2013	(32)	(103)
LME Nickel Future	December 2013	(57)	(72)
LME Zinc Future	December 2013	(76)	(64)
MSCI Singapore Index Future	October 2013	6	(4)
MSCI Taiwan Stock Index Future	October 2013	165	(82)
NASDAQ 100 E-Mini Index Future	December 2013	208	174
Natural Gas Future	November 2013	(44)	(14)
NY Harbor ULSD Future	November 2013	(28)	1
RBOB Gasoline Future	November 2013	(2)	4
Russell 2000 Mini Index Future	December 2013	103	210
S&P 500 E-Mini Index Future	December 2013	163	(102)
S&P MidCap 400 E-Mini Index Future	December 2013	98	111
S&P/Toronto Stock Exchange 60 Index Future	December 2013	111	(10)
SGX CNX Nifty Index Future	October 2013	76	(26)
Soybean Meal Future	December 2013	75	(163)
Soybean Oil Future	December 2013	(404)	959
Sugar #11 (World Markets) Future	March 2014	(423)	(223)
Tokyo Price Index Future	December 2013	56	60
U.K. Long Gilt Future	December 2013	(132)	(230)
U.S. Treasury Bond Future, 30-Year	December 2013	(96)	(282)
U.S. Treasury Note Future, 10-Year	December 2013	(64)	(160)
U.S. Treasury Note Future, 2-Year	December 2013	425	66
U.S. Treasury Note Future, 5-Year	December 2013	(90)	(112)
Wheat Future	December 2013	(85)	(161)
			$(1,488)
JNL/BlackRock Global Allocation Fund
FTSE 100 Index Future	December 2013	15	$(42)
MSCI Mini Emerging Markets Index Future	December 2013	(221)	359
MSCI Singapore Index Future	October 2013	11	(8)
S&P 500 E-Mini Index Future	December 2013	175	(126)
S&P/Toronto Stock Exchange 60 Index Future	December 2013	9	(13)
Yen Denominated Nikkei 225 Future	December 2013	47	9
			$179
JNL/Goldman Sachs Core Plus Bond Fund
3-Month Euro Euribor Interest Rate Future	September 2014	255	$154
3-Month Euro Euribor Interest Rate Future	March 2015	260	129
Euro-Bobl Future	December 2013	13	25
Euro-BTP Future	December 2013	(24)	1
Euro-Bund Future	December 2013	(4)	(7)
Euro-OAT Future	December 2013	10	29
U.K. Long Gilt Future	December 2013	1	2
U.S. Treasury Bond Future, 30-Year	December 2013	191	54
U.S. Treasury Note Future, 10-Year	December 2013	1,070	2,049
U.S. Treasury Note Future, 2-Year	December 2013	(223)	(154)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
U.S. Treasury Note Future, 5-Year	December 2013	(109)	$(39)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2013	239	321
			$2,564
JNL/Goldman Sachs Emerging Markets Debt Fund
U.S. Treasury Bond Future, 30-Year	December 2013	(33)	$(5)
U.S. Treasury Note Future, 10-Year	December 2013	(491)	(1,088)
U.S. Treasury Note Future, 2-Year	December 2013	440	243
U.S. Treasury Note Future, 5-Year	December 2013	(1,185)	(1,470)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2013	21	72
			$(2,248)
JNL/Ivy Asset Strategy Fund
Euro Stoxx 50 Future	December 2013	705	$22
FTSE 100 Index Future	December 2013	257	(633)
German Stock Index Future	December 2013	94	(69)
Nikkei 225 Index Future	December 2013	186	216
S&P 500 E-Mini Index Future	December 2013	209	(160)
			$(624)
JNL/Mellon Capital Emerging Market Index Fund
MSCI Mini Emerging Markets Index Future	December 2013	88	$(110)

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	December 2013	1,059	$(1,024)

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	December 2013	406	$204

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	December 2013	186	$236

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	December 2013	63	$(29)
Euro Stoxx 50 Future	December 2013	552	(30)
FTSE 100 Index Future	December 2013	200	(379)
Tokyo Price Index Future	December 2013	122	160
			$(278)
JNL/Mellon Capital Global Alpha Fund
Amsterdam Exchanges Index Future	October 2013	42	$(73)
ASX SPI 200 Index Future	December 2013	152	(47)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2013	78	215
CAC 40 Euro Future	October 2013	(504)	32
Canadian Government Bond Future, 10-Year	December 2013	66	115
Euro-Bund Future	December 2013	(294)	(1,095)
FTSE 100 Index Future	December 2013	(110)	205
FTSE/MIB Index Future	December 2013	(11)	22
German Stock Index Future	December 2013	170	(242)
Hang Seng Index Future	October 2013	48	(98)
IBEX 35 Index Future	October 2013	(78)	(161)
S&P 500 E-Mini Index Future	December 2013	(13)	7
S&P/Toronto Stock Exchange 60 Index Future	December 2013	(35)	22
Tokyo Price Index Future	December 2013	(190)	(261)
U.K. Long Gilt Future	December 2013	(132)	(250)
U.S. Treasury Note Future, 10-Year	December 2013	129	275
			$(1,334)
JNL/Neuberger Berman Strategic Income Fund
3-Month Euro Euribor Interest Rate Future	December 2016	75	$2
3-Month New Zealand Bank Bill Future	June 2014	38	3
3-Month Sterling Interest Rate Future	December 2016	120	51
90-Day Eurodollar Future	December 2016	93	22
Australian Dollar Future	December 2013	(35)	28
Canadian Bank Acceptance Future	September 2015	84	42
Canadian Dollar Future	December 2013	(18)	(1)
Euro FX Currency Future	December 2013	(13)	(15)
Euro-Buxl Future	December 2013	(24)	(100)
New Zealand Dollar Future	December 2013	(66)	(17)
SGX Mini Japanese Government Bond Future, 10-Year	December 2013	(54)	(30)
U.S. Treasury Bond Future, 30-Year	December 2013	(28)	(73)
U.S. Treasury Note Future, 10-Year	December 2013	(259)	(514)
U.S. Treasury Note Future, 2-Year	December 2013	(222)	(67)
U.S. Treasury Note Future, 5-Year	December 2013	(400)	(479)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2013	(69)	(200)
			$(1,348)
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	September 2014	13	$2
90-Day Eurodollar Future	September 2015	392	(85)
90-Day Eurodollar Future	March 2016	923	(810)
90-Day Eurodollar Future	March 2017	140	(44)
U.S. Treasury Bond Future, 30-Year	December 2013	(130)	(521)
U.S. Treasury Note Future, 5-Year	December 2013	982	1,829
			$371
JNL/PIMCO Total Return Bond Fund
3-Month Sterling Interest Rate Future	March 2015	65	$(16)
90-Day Eurodollar Future	September 2014	1,827	362
90-Day Eurodollar Future	June 2015	6,733	3,789
90-Day Eurodollar Future	September 2015	1,337	(63)
90-Day Eurodollar Future	December 2015	2,241	(1,621)
90-Day Eurodollar Future	March 2016	433	(458)
90-Day Eurodollar Future	September 2016	289	405
90-Day Eurodollar Future	December 2016	236	330
90-Day Eurodollar Future	March 2017	304	431
90-Day Eurodollar Future	June 2017	236	321
U.S. Treasury Note Future, 10-Year	December 2013	1,162	2,293
U.S. Treasury Note Future, 5-Year	December 2013	5,392	9,799
			$15,572

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2013

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America High Yield Bond Fund
U.S. Treasury Note Future, 10-Year	December 2013	(223)	$(658)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2013	(123)	(506)
			$(1,164)
JNL/T. Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 10-Year	December 2013	(502)	$(1,381)

JNL/WMC Balanced Fund
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2013	(14)	$(76)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund

AUD/USD	12/18/2013	RBS	AUD	2,004	$1,860	$27
AUD/USD	12/18/2013	RBS	AUD	7,921	7,352	34
AUD/USD	12/18/2013	RBS	AUD	260	241	(1)
AUD/USD	12/18/2013	RBS	AUD	594	551	23
AUD/USD	12/18/2013	RBS	AUD	492	457	(5)
AUD/USD	12/18/2013	RBS	AUD	2,620	2,432	(16)
AUD/USD	12/18/2013	RBS	AUD	447	415	(1)
AUD/USD	12/18/2013	RBS	AUD	8,451	7,844	63
AUD/USD	12/18/2013	RBS	AUD	10,300	9,560	5
AUD/USD	12/18/2013	RBS	AUD	8,208	7,618	(130)
AUD/USD	12/18/2013	RBS	AUD	4,673	4,337	(53)
AUD/USD	12/18/2013	RBS	AUD	12,325	11,440	244
AUD/USD	12/18/2013	RBS	AUD	4,534	4,208	90
BRL/USD	12/18/2013	RBS	BRL	1,600	709	14
BRL/USD	12/18/2013	RBS	BRL	4,700	2,084	(11)
BRL/USD	12/18/2013	RBS	BRL	2,900	1,286	(6)
BRL/USD	12/18/2013	RBS	BRL	3,300	1,463	(8)
BRL/USD	12/18/2013	RBS	BRL	400	177	5
BRL/USD	12/18/2013	RBS	BRL	700	310	10
BRL/USD	12/18/2013	RBS	BRL	2,500	1,108	27
BRL/USD	12/18/2013	RBS	BRL	400	177	7
BRL/USD	12/18/2013	RBS	BRL	3,100	1,374	(4)
BRL/USD	12/18/2013	RBS	BRL	2,100	931	—
BRL/USD	12/18/2013	RBS	BRL	1,000	443	2
CAD/USD	12/18/2013	RBS	CAD	3,576	3,465	65
CAD/USD	12/18/2013	RBS	CAD	9,331	9,041	149
CAD/USD	12/18/2013	RBS	CAD	16,134	15,633	123
CAD/USD	12/18/2013	RBS	CAD	11,064	10,720	65
CAD/USD	12/18/2013	RBS	CAD	10,474	10,148	45
CAD/USD	12/18/2013	RBS	CAD	8,175	7,921	17
CAD/USD	12/18/2013	RBS	CAD	15,266	14,792	18
CAD/USD	12/18/2013	RBS	CAD	8,772	8,499	(69)
CAD/USD	12/18/2013	RBS	CAD	9,649	9,349	(18)
CAD/USD	12/18/2013	RBS	CAD	1,791	1,735	(2)
CAD/USD	12/18/2013	RBS	CAD	1,492	1,446	(3)
CAD/USD	12/18/2013	RBS	CAD	605	586	—
CHF/USD	12/18/2013	RBS	CHF	8	9	—
CHF/USD	12/18/2013	RBS	CHF	8	9	—
CHF/USD	12/18/2013	RBS	CHF	59	65	1
CHF/USD	12/18/2013	RBS	CHF	9	10	—
CLP/USD	12/18/2013	RBS	CLP	330,000	647	—
CLP/USD	12/18/2013	RBS	CLP	120,000	235	(6)
CLP/USD	12/18/2013	RBS	CLP	100,000	196	(4)
CLP/USD	12/18/2013	RBS	CLP	80,000	157	(2)
CLP/USD	12/18/2013	RBS	CLP	10,000	20	—
CLP/USD	12/18/2013	RBS	CLP	140,000	274	(1)
COP/USD	12/18/2013	RBS	COP	1,700,000	886	(10)
COP/USD	12/18/2013	RBS	COP	1,200,000	625	(6)
COP/USD	12/18/2013	RBS	COP	500,000	260	(2)
COP/USD	12/18/2013	RBS	COP	100,000	52	—
COP/USD	12/18/2013	RBS	COP	200,000	104	—
CZK/USD	12/18/2013	RBS	CZK	19,000	1,001	2
CZK/USD	12/18/2013	RBS	CZK	8,971	473	14
CZK/USD	12/18/2013	RBS	CZK	14,000	738	4
EUR/USD	12/18/2013	RBS	EUR	18	24	1
EUR/USD	12/18/2013	RBS	EUR	260,344	352,277	8,643
EUR/USD	12/18/2013	RBS	EUR	2	3	—
EUR/USD	12/18/2013	RBS	EUR	3,062	4,143	7
EUR/USD	12/18/2013	RBS	EUR	3,642	4,928	15
EUR/USD	12/18/2013	RBS	EUR	10,304	13,943	23
EUR/USD	12/18/2013	RBS	EUR	1,265	1,712	4
GBP/USD	12/18/2013	RBS	GBP	1,592	2,576	107
GBP/USD	12/18/2013	RBS	GBP	7,197	11,645	429
GBP/USD	12/18/2013	RBS	GBP	862	1,395	40
GBP/USD	12/18/2013	RBS	GBP	2,278	3,686	87
GBP/USD	12/18/2013	RBS	GBP	6,106	9,879	174
GBP/USD	12/18/2013	RBS	GBP	2,622	4,242	153
GBP/USD	12/18/2013	RBS	GBP	3,378	5,466	201
GBP/USD	12/18/2013	RBS	GBP	257	416	13
GBP/USD	12/18/2013	RBS	GBP	1,857	3,005	17
GBP/USD	12/18/2013	RBS	GBP	764	1,236	8
GBP/USD	12/18/2013	RBS	GBP	1,854	3,000	20
HUF/USD	12/18/2013	RBS	HUF	20,000	90	3
HUF/USD	12/18/2013	RBS	HUF	90,000	407	8
HUF/USD	12/18/2013	RBS	HUF	590,000	2,669	(5)
HUF/USD	12/18/2013	RBS	HUF	300,000	1,357	1
HUF/USD	12/18/2013	RBS	HUF	10,000	45	1
IDR/USD	12/18/2013	RBS	IDR	1,000,000	85	(4)
IDR/USD	12/18/2013	RBS	IDR	4,500,000	383	(8)
IDR/USD	12/18/2013	RBS	IDR	100,000	9	—
IDR/USD	12/18/2013	RBS	IDR	1,000,000	85	(5)
ILS/USD	12/18/2013	RBS	ILS	1,900	538	(5)
ILS/USD	12/18/2013	RBS	ILS	2,000	567	(3)
ILS/USD	12/18/2013	RBS	ILS	1,600	453	4
ILS/USD	12/18/2013	RBS	ILS	28,100	7,962	164
ILS/USD	12/18/2013	RBS	ILS	10,100	2,862	12
INR/USD	12/18/2013	RBS	INR	134,000	2,096	(10)
INR/USD	12/18/2013	RBS	INR	130,000	2,033	8
INR/USD	12/18/2013	RBS	INR	52,000	813	59
INR/USD	12/18/2013	RBS	INR	14,000	219	11
JPY/USD	12/18/2013	RBS	JPY	190,885	1,943	28
JPY/USD	12/18/2013	RBS	JPY	1,150,199	11,708	120
JPY/USD	12/18/2013	RBS	JPY	794,697	8,089	85
JPY/USD	12/18/2013	RBS	JPY	105,916	1,078	3
JPY/USD	12/18/2013	RBS	JPY	54,231	552	4
JPY/USD	12/18/2013	RBS	JPY	224,301	2,283	9
JPY/USD	12/18/2013	RBS	JPY	1,557,609	15,855	97
JPY/USD	12/18/2013	RBS	JPY	460,825	4,691	33
KRW/USD	12/18/2013	RBS	KRW	2,100,000	1,944	64
KRW/USD	12/18/2013	RBS	KRW	11,800,000	10,926	272
KRW/USD	12/18/2013	RBS	KRW	2,800,000	2,593	44
KRW/USD	12/18/2013	RBS	KRW	3,400,000	3,148	60
KRW/USD	12/18/2013	RBS	KRW	8,070,000	7,472	135
KRW/USD	12/18/2013	RBS	KRW	800,000	741	6
KRW/USD	12/18/2013	RBS	KRW	3,500,000	3,241	35
KRW/USD	12/18/2013	RBS	KRW	130,000	120	—
KRW/USD	12/18/2013	RBS	KRW	980,000	907	2
MXN/USD	12/18/2013	RBS	MXN	3,000	228	—
MXN/USD	12/18/2013	RBS	MXN	20,000	1,518	3
MXN/USD	12/18/2013	RBS	MXN	61,000	4,631	(54)
MXN/USD	12/18/2013	RBS	MXN	65,000	4,934	(152)
MXN/USD	12/18/2013	RBS	MXN	25,000	1,898	(47)
MXN/USD	12/18/2013	RBS	MXN	15,000	1,139	(25)
MXN/USD	12/18/2013	RBS	MXN	12,000	911	(16)
MXN/USD	12/18/2013	RBS	MXN	7,000	531	(5)
MYR/USD	12/18/2013	RBS	MYR	800	244	(1)
MYR/USD	12/18/2013	RBS	MYR	2,100	641	(21)
MYR/USD	12/18/2013	RBS	MYR	2,500	763	(23)
MYR/USD	12/18/2013	RBS	MYR	1,200	366	(4)
MYR/USD	12/18/2013	RBS	MYR	5,900	1,801	(40)
MYR/USD	12/18/2013	RBS	MYR	2,200	672	(10)
NOK/USD	12/18/2013	RBS	NOK	89,011	14,759	(209)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

NOK/USD	12/18/2013	RBS	NOK	68,784	$11,405	$(222)
NOK/USD	12/18/2013	RBS	NOK	91,127	15,110	(287)
NOK/USD	12/18/2013	RBS	NOK	104,126	17,266	(641)
NOK/USD	12/18/2013	RBS	NOK	88,100	14,608	(461)
NOK/USD	12/18/2013	RBS	NOK	3,255	540	(9)
NZD/USD	12/18/2013	RBS	NZD	9,611	7,939	241
NZD/USD	12/18/2013	RBS	NZD	7,370	6,088	125
NZD/USD	12/18/2013	RBS	NZD	19,624	16,211	201
NZD/USD	12/18/2013	RBS	NZD	394	325	1
NZD/USD	12/18/2013	RBS	NZD	898	742	—
NZD/USD	12/18/2013	RBS	NZD	8,030	6,633	346
NZD/USD	12/18/2013	RBS	NZD	15,408	12,728	674
NZD/USD	12/18/2013	RBS	NZD	21,215	17,525	795
NZD/USD	12/18/2013	RBS	NZD	10,211	8,435	311
NZD/USD	12/18/2013	RBS	NZD	14,536	12,008	397
PHP/USD	12/18/2013	RBS	PHP	34,000	781	(4)
PHP/USD	12/18/2013	RBS	PHP	18,000	413	(2)
PHP/USD	12/18/2013	RBS	PHP	103,000	2,365	(47)
PHP/USD	12/18/2013	RBS	PHP	70,000	1,608	(29)
PHP/USD	12/18/2013	RBS	PHP	72,000	1,653	(19)
PHP/USD	12/18/2013	RBS	PHP	69,000	1,585	(14)
PLN/USD	12/18/2013	RBS	PLN	9,200	2,932	41
PLN/USD	12/18/2013	RBS	PLN	32,800	10,455	290
PLN/USD	12/18/2013	RBS	PLN	15,900	5,068	58
PLN/USD	12/18/2013	RBS	PLN	13,200	4,207	(43)
PLN/USD	12/18/2013	RBS	PLN	1,700	542	(1)
PLN/USD	12/18/2013	RBS	PLN	1,500	478	1
PLN/USD	12/18/2013	RBS	PLN	2,900	924	1
RUB/USD	12/18/2013	RBS	RUB	21,000	639	(9)
RUB/USD	12/18/2013	RBS	RUB	20,000	609	(5)
RUB/USD	12/18/2013	RBS	RUB	90,000	2,739	(55)
RUB/USD	12/18/2013	RBS	RUB	16,000	487	(10)
RUB/USD	12/18/2013	RBS	RUB	26,000	791	(15)
RUB/USD	12/18/2013	RBS	RUB	4,000	122	—
RUB/USD	12/18/2013	RBS	RUB	89,000	2,709	28
RUB/USD	12/18/2013	RBS	RUB	128,000	3,896	(3)
RUB/USD	12/18/2013	RBS	RUB	278,000	8,461	(196)
RUB/USD	12/18/2013	RBS	RUB	63,000	1,917	44
RUB/USD	12/18/2013	RBS	RUB	113,000	3,439	62
SEK/USD	12/18/2013	RBS	SEK	70,018	10,875	(171)
SEK/USD	12/18/2013	RBS	SEK	8,545	1,327	(12)
SEK/USD	12/18/2013	RBS	SEK	12,089	1,878	(13)
SEK/USD	12/18/2013	RBS	SEK	3,285	510	(2)
SEK/USD	12/18/2013	RBS	SEK	4,897	761	—
SEK/USD	12/18/2013	RBS	SEK	15,422	2,395	71
SEK/USD	12/18/2013	RBS	SEK	370	57	2
SEK/USD	12/18/2013	RBS	SEK	34,259	5,321	98
SEK/USD	12/18/2013	RBS	SEK	73,788	11,461	161
SEK/USD	12/18/2013	RBS	SEK	115,960	18,011	139
SEK/USD	12/18/2013	RBS	SEK	94,576	14,690	(227)
SGD/USD	12/18/2013	RBS	SGD	2,600	2,073	20
SGD/USD	12/18/2013	RBS	SGD	10,300	8,211	58
SGD/USD	12/18/2013	RBS	SGD	2,400	1,913	(12)
SGD/USD	12/18/2013	RBS	SGD	2,400	1,913	(11)
SGD/USD	12/18/2013	RBS	SGD	4,000	3,189	(8)
SGD/USD	12/18/2013	RBS	SGD	1,300	1,036	(1)
SGD/USD	12/18/2013	RBS	SGD	600	478	—
SGD/USD	12/18/2013	RBS	SGD	1,900	1,515	23
SGD/USD	12/18/2013	RBS	SGD	1,700	1,355	25
SGD/USD	12/18/2013	RBS	SGD	2,300	1,833	30
SGD/USD	12/18/2013	RBS	SGD	1,300	1,036	12
SGD/USD	12/18/2013	RBS	SGD	2,100	1,674	16
SGD/USD	12/18/2013	RBS	SGD	2,600	2,073	33
SGD/USD	12/18/2013	RBS	SGD	1,700	1,355	25
TRY/USD	12/18/2013	RBS	TRY	300	146	2
TRY/USD	12/18/2013	RBS	TRY	7,000	3,417	(72)
TRY/USD	12/18/2013	RBS	TRY	4,600	2,245	(37)
TRY/USD	12/18/2013	RBS	TRY	900	439	(5)
TRY/USD	12/18/2013	RBS	TRY	1,300	635	(6)
TWD/USD	12/18/2013	RBS	TWD	12,000	406	(2)
TWD/USD	12/18/2013	RBS	TWD	58,000	1,964	(8)
TWD/USD	12/18/2013	RBS	TWD	4,000	135	(1)
TWD/USD	12/18/2013	RBS	TWD	36,000	1,219	1
TWD/USD	12/18/2013	RBS	TWD	86,000	2,912	(3)
TWD/USD	12/18/2013	RBS	TWD	17,000	576	(4)
TWD/USD	12/18/2013	RBS	TWD	108,000	3,657	16
TWD/USD	12/18/2013	RBS	TWD	112,000	3,793	4
TWD/USD	12/18/2013	RBS	TWD	104,000	3,522	11
TWD/USD	12/18/2013	RBS	TWD	106,000	3,589	4
TWD/USD	12/18/2013	RBS	TWD	80,000	2,709	(5)
TWD/USD	12/18/2013	RBS	TWD	72,000	2,438	5
USD/AUD	12/18/2013	RBS	AUD	(86,156)	(79,967)	(1,764)
USD/BRL	12/18/2013	RBS	BRL	(1,000)	(443)	(28)
USD/BRL	12/18/2013	RBS	BRL	(20,600)	(9,133)	(462)
USD/CAD	12/18/2013	RBS	CAD	(98,691)	(95,624)	(1,289)
USD/CHF	12/18/2013	RBS	CHF	(53)	(59)	(2)
USD/CHF	12/18/2013	RBS	CHF	(12)	(13)	—
USD/CHF	12/18/2013	RBS	CHF	(21)	(23)	(1)
USD/CLP	12/18/2013	RBS	CLP	(400,000)	(784)	(10)
USD/COP	12/18/2013	RBS	COP	(3,400,000)	(1,771)	(38)
USD/CZK	12/18/2013	RBS	CZK	(41,000)	(2,160)	(62)
USD/CZK	12/18/2013	RBS	CZK	(16,000)	(843)	(11)
USD/CZK	12/18/2013	RBS	CZK	(6,000)	(316)	(8)
USD/CZK	12/18/2013	RBS	CZK	(54,000)	(2,845)	(84)
USD/CZK	12/18/2013	RBS	CZK	(22,000)	(1,159)	(39)
USD/CZK	12/18/2013	RBS	CZK	(26,000)	(1,370)	(40)
USD/CZK	12/18/2013	RBS	CZK	(3,000)	(158)	(2)
USD/CZK	12/18/2013	RBS	CZK	(5,000)	(263)	(2)
USD/EUR	12/18/2013	RBS	EUR	(10,794)	(14,606)	(382)
USD/EUR	12/18/2013	RBS	EUR	(13,379)	(18,103)	(448)
USD/EUR	12/18/2013	RBS	EUR	(279)	(378)	(11)
USD/EUR	12/18/2013	RBS	EUR	(46)	(62)	—
USD/EUR	12/18/2013	RBS	EUR	(33,969)	(45,964)	74
USD/EUR	12/18/2013	RBS	EUR	(12)	(16)	—
USD/EUR	12/18/2013	RBS	EUR	(4,814)	(6,514)	(139)
USD/EUR	12/18/2013	RBS	EUR	(19,060)	(25,791)	(610)
USD/EUR	12/18/2013	RBS	EUR	(10,314)	(13,956)	(291)
USD/EUR	12/18/2013	RBS	EUR	(19,967)	(27,018)	(525)
USD/EUR	12/18/2013	RBS	EUR	(14,937)	(20,212)	(321)
USD/EUR	12/18/2013	RBS	EUR	(4)	(5)	—
USD/EUR	12/18/2013	RBS	EUR	(42,954)	(58,122)	(735)
USD/EUR	12/18/2013	RBS	EUR	(7)	(9)	—
USD/EUR	12/18/2013	RBS	EUR	(14,432)	(19,528)	3
USD/EUR	12/18/2013	RBS	EUR	(13)	(18)	—
USD/EUR	12/18/2013	RBS	EUR	(12)	(16)	—
USD/EUR	12/18/2013	RBS	EUR	(2,003)	(2,710)	(6)
USD/GBP	12/18/2013	RBS	GBP	(181)	(293)	(3)
USD/GBP	12/18/2013	RBS	GBP	(1,012)	(1,637)	(57)
USD/GBP	12/18/2013	RBS	GBP	(100)	(162)	(5)
USD/GBP	12/18/2013	RBS	GBP	(1,690)	(2,734)	(23)
USD/GBP	12/18/2013	RBS	GBP	(3,073)	(4,972)	(41)
USD/HUF	12/18/2013	RBS	HUF	(140,000)	(633)	(27)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

USD/HUF	12/18/2013	RBS	HUF	(140,000)	$(633)	$(26)
USD/HUF	12/18/2013	RBS	HUF	(790,000)	(3,574)	(142)
USD/IDR	12/18/2013	RBS	IDR	(63,200,000)	(5,381)	(148)
USD/ILS	12/18/2013	RBS	ILS	(4,800)	(1,360)	(39)
USD/ILS	12/18/2013	RBS	ILS	(500)	(142)	(3)
USD/ILS	12/18/2013	RBS	ILS	(200)	(57)	(2)
USD/ILS	12/18/2013	RBS	ILS	(700)	(198)	(7)
USD/ILS	12/18/2013	RBS	ILS	(3,100)	(878)	(19)
USD/ILS	12/18/2013	RBS	ILS	(600)	(170)	(6)
USD/ILS	12/18/2013	RBS	ILS	(1,000)	(283)	(1)
USD/ILS	12/18/2013	RBS	ILS	(600)	(170)	(1)
USD/INR	12/18/2013	RBS	INR	(99,000)	(1,548)	(30)
USD/INR	12/18/2013	RBS	INR	(104,000)	(1,627)	6
USD/INR	12/18/2013	RBS	INR	(9,000)	(141)	1
USD/INR	12/18/2013	RBS	INR	(628,000)	(9,822)	(506)
USD/INR	12/18/2013	RBS	INR	(188,000)	(2,940)	(67)
USD/JPY	12/18/2013	RBS	JPY	(4,104,392)	(41,778)	(468)
USD/JPY	12/18/2013	RBS	JPY	(300,000)	(3,054)	6
USD/JPY	12/18/2013	RBS	JPY	(4,547,948)	(46,293)	(770)
USD/JPY	12/18/2013	RBS	JPY	(4,492,408)	(45,728)	(605)
USD/JPY	12/18/2013	RBS	JPY	(1,341,104)	(13,651)	(261)
USD/JPY	12/18/2013	RBS	JPY	(2,058,390)	(20,952)	(399)
USD/JPY	12/18/2013	RBS	JPY	(411,073)	(4,184)	(52)
USD/JPY	12/18/2013	RBS	JPY	(1,305,709)	(13,291)	(130)
USD/JPY	12/18/2013	RBS	JPY	(269,812)	(2,746)	(25)
USD/KRW	12/18/2013	RBS	KRW	(400,000)	(370)	(5)
USD/KRW	12/18/2013	RBS	KRW	(1,060,000)	(981)	(1)
USD/KRW	12/18/2013	RBS	KRW	(3,600,000)	(3,333)	(1)
USD/KRW	12/18/2013	RBS	KRW	(10,000)	(9)	—
USD/KRW	12/18/2013	RBS	KRW	(650,000)	(602)	—
USD/MXN	12/18/2013	RBS	MXN	(21,000)	(1,594)	(31)
USD/MXN	12/18/2013	RBS	MXN	(9,000)	(683)	(14)
USD/MXN	12/18/2013	RBS	MXN	(6,000)	(455)	(11)
USD/MXN	12/18/2013	RBS	MXN	(10,000)	(759)	(8)
USD/MXN	12/18/2013	RBS	MXN	(23,000)	(1,746)	(40)
USD/MXN	12/18/2013	RBS	MXN	(7,000)	(531)	—
USD/MYR	12/18/2013	RBS	MYR	(2,000)	(611)	(5)
USD/MYR	12/18/2013	RBS	MYR	(1,000)	(305)	—
USD/MYR	12/18/2013	RBS	MYR	(100)	(31)	—
USD/MYR	12/18/2013	RBS	MYR	(2,800)	(855)	(12)
USD/MYR	12/18/2013	RBS	MYR	(18,700)	(5,709)	(90)
USD/MYR	12/18/2013	RBS	MYR	(800)	(244)	(4)
USD/NOK	12/18/2013	RBS	NOK	(2,341)	(388)	(7)
USD/NOK	12/18/2013	RBS	NOK	(5,379)	(892)	(13)
USD/NOK	12/18/2013	RBS	NOK	(37,592)	(6,233)	(71)
USD/NOK	12/18/2013	RBS	NOK	(407,445)	(67,560)	824
USD/NOK	12/18/2013	RBS	NOK	(43,580)	(7,226)	9
USD/NOK	12/18/2013	RBS	NOK	(1,510)	(250)	1
USD/NZD	12/18/2013	RBS	NZD	(38,585)	(31,874)	(1,409)
USD/NZD	12/18/2013	RBS	NZD	(2,678)	(2,212)	17
USD/NZD	12/18/2013	RBS	NZD	(744)	(615)	(39)
USD/NZD	12/18/2013	RBS	NZD	(1,620)	(1,338)	13
USD/NZD	12/18/2013	RBS	NZD	(1,151)	(951)	2
USD/PHP	12/18/2013	RBS	PHP	(20,000)	(459)	(11)
USD/PHP	12/18/2013	RBS	PHP	(20,000)	(459)	(12)
USD/PHP	12/18/2013	RBS	PHP	(2,000)	(46)	(1)
USD/PHP	12/18/2013	RBS	PHP	(442,000)	(10,150)	(209)
USD/PLN	12/18/2013	RBS	PLN	(6,000)	(1,912)	(70)
USD/PLN	12/18/2013	RBS	PLN	(2,000)	(637)	(25)
USD/PLN	12/18/2013	RBS	PLN	(4,900)	(1,562)	(64)
USD/PLN	12/18/2013	RBS	PLN	(8,000)	(2,550)	(83)
USD/PLN	12/18/2013	RBS	PLN	(3,400)	(1,084)	(41)
USD/PLN	12/18/2013	RBS	PLN	(3,000)	(956)	(3)
USD/PLN	12/18/2013	RBS	PLN	(2,800)	(892)	(5)
USD/RUB	12/18/2013	RBS	RUB	(36,000)	(1,096)	(38)
USD/RUB	12/18/2013	RBS	RUB	(12,000)	(365)	(12)
USD/RUB	12/18/2013	RBS	RUB	(334,000)	(10,165)	(236)
USD/SEK	12/18/2013	RBS	SEK	(174,767)	(27,145)	(1,012)
USD/SEK	12/18/2013	RBS	SEK	(28,855)	(4,482)	(92)
USD/SEK	12/18/2013	RBS	SEK	(22,680)	(3,523)	(111)
USD/SGD	12/18/2013	RBS	SGD	(900)	(717)	—
USD/SGD	12/18/2013	RBS	SGD	(29,600)	(23,596)	(384)
USD/TRY	12/18/2013	RBS	TRY	(700)	(342)	(2)
USD/TRY	12/18/2013	RBS	TRY	(1,100)	(537)	(13)
USD/TRY	12/18/2013	RBS	TRY	(27,000)	(13,180)	(316)
USD/TRY	12/18/2013	RBS	TRY	(2,500)	(1,220)	3
USD/TWD	12/18/2013	RBS	TWD	(587,000)	(19,877)	(44)
USD/TWD	12/18/2013	RBS	TWD	(2,000)	(68)	—
USD/ZAR	12/18/2013	RBS	ZAR	(700)	(69)	1
USD/ZAR	12/18/2013	RBS	ZAR	(10,800)	(1,063)	(7)
USD/ZAR	12/18/2013	RBS	ZAR	(8,600)	(847)	15
USD/ZAR	12/18/2013	RBS	ZAR	(154,900)	(15,249)	13
USD/ZAR	12/18/2013	RBS	ZAR	(2,200)	(217)	4
USD/ZAR	12/18/2013	RBS	ZAR	(14,900)	(1,467)	8
ZAR/USD	12/18/2013	RBS	ZAR	20,000	1,969	(8)
ZAR/USD	12/18/2013	RBS	ZAR	36,000	3,544	3
ZAR/USD	12/18/2013	RBS	ZAR	11,000	1,083	(5)
ZAR/USD	12/18/2013	RBS	ZAR	11,000	1,083	(10)
ZAR/USD	12/18/2013	RBS	ZAR	24,000	2,363	(49)
ZAR/USD	12/18/2013	RBS	ZAR	21,100	2,077	(85)
ZAR/USD	12/18/2013	RBS	ZAR	10,600	1,044	(25)
					$111,057	$(1,942)
JNL/BlackRock Global Allocation Fund

AUD/USD	10/03/2013	CSI	AUD	2,539	$2,368	$(30)
AUD/USD	10/04/2013	MSC	AUD	6,488	6,052	113
AUD/USD	10/10/2013	CSI	AUD	5,908	5,509	(40)
AUD/USD	10/17/2013	BNP	AUD	5,703	5,315	2
AUD/USD	10/18/2013	BCL	AUD	6,051	5,639	37
CAD/USD	11/07/2013	CSI	CAD	3,226	3,129	4
EUR/JPY	10/25/2013	BCL	JPY	(532,672)	(5,420)	(6)
EUR/USD	10/07/2013	BBH	EUR	2,135	2,889	35
JPY/USD	10/11/2013	DUB	JPY	553,106	5,627	(41)
USD/AUD	10/03/2013	CSI	AUD	(5,551)	(5,178)	(171)
USD/AUD	10/04/2013	MSC	AUD	(6,488)	(6,052)	(261)
USD/AUD	10/10/2013	CSI	AUD	(5,908)	(5,509)	(227)
USD/AUD	10/11/2013	MSC	AUD	(4,888)	(4,557)	(182)
USD/AUD	10/17/2013	BNP	AUD	(5,703)	(5,315)	(187)
USD/AUD	10/18/2013	BCL	AUD	(6,051)	(5,639)	(246)
USD/AUD	10/24/2013	MSC	AUD	(5,999)	(5,588)	(230)
USD/BRL	10/18/2013	MSC	BRL	(5,414)	(2,433)	(166)
USD/BRL	10/18/2013	UBS	BRL	(5,516)	(2,479)	(221)
USD/BRL	10/18/2013	UBS	BRL	(2,729)	(1,226)	(98)
USD/BRL	10/25/2013	DUB	BRL	(6,984)	(3,132)	(257)
USD/BRL	10/25/2013	DUB	BRL	(5,456)	(2,447)	(167)
USD/EUR	10/03/2013	BNP	EUR	(1,231)	(1,666)	(34)
USD/EUR	10/04/2013	UBS	EUR	(6,449)	(8,724)	(157)
USD/EUR	10/10/2013	GSC	EUR	(1,817)	(2,459)	(39)
USD/EUR	10/18/2013	BCL	EUR	(3,136)	(4,243)	(65)
USD/EUR	10/24/2013	MSC	EUR	(3,920)	(5,303)	(56)
USD/EUR	10/31/2013	DUB	EUR	(1,927)	(2,606)	(51)
USD/EUR	10/31/2013	CSI	EUR	(2,760)	(3,734)	(73)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/BlackRock Global Allocation Fund (continued)

USD/EUR	10/31/2013	UBS	EUR	(4,424)	$(5,985)	$(117)
USD/EUR	11/01/2013	DUB	EUR	(2,505)	(3,389)	(57)
USD/GBP	10/10/2013	JPM	GBP	(2,067)	(3,346)	(107)
USD/GBP	10/11/2013	DUB	GBP	(5,579)	(9,031)	(383)
USD/JPY	10/03/2013	MSC	JPY	(549,321)	(5,588)	16
USD/JPY	10/03/2013	JPM	JPY	(526,549)	(5,357)	16
USD/JPY	10/03/2013	BOA	JPY	(555,263)	(5,649)	35
USD/JPY	10/10/2013	BCL	JPY	(371,295)	(3,778)	47
USD/JPY	10/11/2013	BNP	JPY	(678,284)	(6,901)	120
USD/JPY	10/11/2013	DUB	JPY	(785,957)	(7,996)	15
USD/JPY	10/17/2013	CSI	JPY	(556,011)	(5,657)	40
USD/JPY	10/25/2013	JPM	JPY	(714,101)	(7,266)	(91)
USD/JPY	10/25/2013	UBS	JPY	(362,846)	(3,692)	(45)
USD/JPY	10/31/2013	BOA	JPY	(557,990)	(5,678)	(28)
USD/JPY	11/01/2013	MSC	JPY	(1,046,523)	(10,649)	(112)
USD/JPY	11/01/2013	UBS	JPY	(741,224)	(7,542)	(85)
USD/JPY	11/06/2013	CSI	JPY	(493,102)	(5,018)	(51)
USD/JPY	11/06/2013	MSC	JPY	(493,447)	(5,021)	(47)
USD/JPY	11/06/2013	BNP	JPY	(517,834)	(5,269)	(47)
USD/JPY	11/07/2013	GSC	JPY	(522,107)	(5,313)	(22)
USD/JPY	11/07/2013	CSI	JPY	(529,824)	(5,391)	(37)
USD/JPY	11/12/2013	CSI	JPY	(560,000)	(5,699)	(25)
USD/JPY	12/20/2013	BNP	JPY	(220,000)	(2,239)	(44)
USD/JPY	01/15/2014	UBS	JPY	(250,000)	(2,545)	14
USD/JPY	02/10/2014	DUB	JPY	(710,000)	(7,230)	(22)
USD/MXN	10/03/2013	DUB	MXN	(9,500)	(726)	8
USD/MXN	10/03/2013	DUB	MXN	(75,622)	(5,777)	245
USD/MXN	11/21/2013	CSI	MXN	(32,741)	(2,491)	5
USD/MXN	12/19/2013	MSC	MXN	(31,518)	(2,392)	73
USD/MXN	12/26/2013	CSI	MXN	(28,119)	(2,133)	64
USD/MXN	01/09/2014	UBS	MXN	(33,651)	(2,550)	72
USD/MXN	02/06/2014	UBS	MXN	(40,575)	(3,068)	(89)
					$(207,548)	$(3,453)
JNL/Capital Guardian Global Balanced Fund

EUR/GBP	10/10/2013	BOA	GBP	(495)	$(801)	$(7)
EUR/GBP	10/10/2013	JPM	GBP	(280)	(453)	(4)
EUR/JPY	10/10/2013	BNY	JPY	(17,305)	(176)	—
EUR/USD	10/09/2013	BNY	EUR	267	361	11
EUR/USD	10/10/2013	BOA	EUR	3	4	—
EUR/USD	10/10/2013	JPM	EUR	1	2	—
EUR/USD	10/10/2013	BOA	EUR	—	—	—
EUR/USD	10/10/2013	JPM	EUR	—	—	—
EUR/USD	10/15/2013	UBS	EUR	528	714	14
EUR/USD	10/21/2013	BOA	EUR	816	1,104	4
EUR/USD	10/22/2013	JPM	EUR	249	337	—
EUR/USD	10/28/2013	JPM	EUR	259	350	—
GBP/EUR	10/10/2013	JPM	EUR	(263)	(355)	1
GBP/EUR	10/10/2013	JPM	EUR	(71)	(96)	1
GBP/EUR	10/10/2013	BOA	EUR	(131)	(177)	1
GBP/EUR	10/10/2013	BOA	EUR	(460)	(622)	1
GBP/USD	10/07/2013	CSI	GBP	456	738	28
GBP/USD	10/17/2013	JPM	GBP	221	357	7
JPY/EUR	10/10/2013	BNY	EUR	(130)	(176)	(3)
JPY/EUR	10/15/2013	JPM	EUR	(180)	(244)	—
JPY/USD	10/03/2013	JPM	JPY	34,372	350	—
JPY/USD	10/10/2013	BOA	JPY	207,955	2,116	16
JPY/USD	10/10/2013	BOA	JPY	69,318	705	5
JPY/USD	10/10/2013	BOA	JPY	813	8	—
JPY/USD	10/10/2013	BNY	JPY	353	4	—
JPY/USD	10/15/2013	JPM	JPY	41,664	424	7
JPY/USD	10/22/2013	BOA	JPY	74,517	758	8
USD/BRL	10/28/2013	BOA	BRL	(1,191)	(534)	(3)
USD/CAD	10/15/2013	BOA	CAD	(2,225)	(2,159)	(6)
USD/CHF	10/31/2013	BNY	CHF	(1,124)	(1,243)	(7)
USD/EUR	10/01/2013	UBS	EUR	(1,854)	(2,508)	(56)
USD/EUR	10/09/2013	BNY	EUR	(1,100)	(1,488)	(45)
USD/EUR	10/28/2013	BOA	EUR	(370)	(501)	—
USD/EUR	10/31/2013	BNY	EUR	(3,175)	(4,296)	(6)
USD/JPY	10/10/2013	BOA	JPY	(70,131)	(714)	(13)
USD/JPY	10/28/2013	BNY	JPY	(20,480)	(208)	—
USD/KRW	10/28/2013	CIT	KRW	(694,854)	(645)	(1)
USD/KRW	10/28/2013	BOA	KRW	(1,459,377)	(1,355)	(2)
USD/MXN	10/03/2013	BOA	MXN	(4,670)	(357)	(8)
USD/MXN	10/10/2013	BOA	MXN	(5,675)	(433)	(5)
USD/MXN	10/28/2013	BOA	MXN	(1,335)	(102)	1
USD/MXN	10/31/2013	BOA	MXN	(24,047)	(1,832)	18
USD/RUB	10/07/2013	UBS	RUB	(4,725)	(146)	(5)
USD/RUB	10/15/2013	UBS	RUB	(7,990)	(246)	(2)
					$(13,535)	$(50)
JNL/Franklin Templeton Global Multisector Bond Fund

AUD/USD	12/17/2013	MSC	AUD	12,189	$11,315	$(1,210)
CLP/USD	10/24/2013	DUB	CLP	6,542,795	12,921	(179)
CLP/USD	12/17/2013	DUB	CLP	7,506,474	14,712	(424)
CLP/USD	03/17/2014	JPM	CLP	2,796,030	5,415	58
CLP/USD	05/06/2014	DUB	CLP	2,285,890	4,401	(244)
GHS/USD	03/10/2014	BCL	GHS	420	179	—
HUF/EUR	03/19/2014	DUB	EUR	(4,699)	(6,361)	310
HUF/EUR	03/19/2014	JPM	EUR	(1,410)	(1,908)	91
HUF/EUR	03/20/2014	JPM	EUR	(2,350)	(3,180)	164
HUF/EUR	03/21/2014	JPM	EUR	(2,350)	(3,180)	146
HUF/EUR	09/23/2014	JPM	EUR	(2,409)	(3,264)	(19)
HUF/EUR	09/25/2014	JPM	EUR	(1,909)	(2,586)	11
INR/USD	12/18/2013	JPM	INR	527,153	8,245	692
KRW/USD	12/17/2013	JPM	KRW	8,201,200	7,594	418
KRW/USD	05/07/2014	JPM	KRW	4,162,521	3,828	81
MXN/USD	10/11/2013	DUB	MXN	91,472	6,982	101
MXN/USD	10/21/2013	DUB	MXN	23,533	1,795	21
MXN/USD	10/22/2013	DUB	MXN	21,637	1,650	24
MXN/USD	10/23/2013	CIT	MXN	7,580	578	11
MXN/USD	10/24/2013	CIT	MXN	68,072	5,190	90
MXN/USD	12/05/2013	DUB	MXN	84,719	6,438	117
MXN/USD	12/16/2013	CIT	MXN	37,127	2,819	(23)
MXN/USD	12/23/2013	CIT	MXN	17,800	1,351	22
MXN/USD	01/10/2014	CIT	MXN	42,701	3,236	(30)
MXN/USD	02/18/2014	DUB	MXN	42,108	3,181	(28)
MXN/USD	02/25/2014	DUB	MXN	33,800	2,552	(10)
MXN/USD	02/28/2014	CIT	MXN	147,554	11,139	219
MXN/USD	02/28/2014	CIT	MXN	40,990	3,094	(4)
MXN/USD	03/10/2014	HSB	MXN	37,669	2,841	(26)
MXN/USD	03/14/2014	CIT	MXN	10,111	762	(6)
MXN/USD	03/24/2014	CIT	MXN	29,534	2,225	59
MXN/USD	04/23/2014	CIT	MXN	7,438	559	(31)
MXN/USD	06/09/2014	CIT	MXN	30,581	2,290	(20)
MXN/USD	06/10/2014	CIT	MXN	30,546	2,288	(17)
MXN/USD	06/12/2014	CIT	MXN	62,119	4,651	(42)
MXN/USD	06/13/2014	CIT	MXN	38,680	2,896	8
MXN/USD	06/20/2014	CIT	MXN	24,028	1,798	(7)
MXN/USD	07/10/2014	CIT	MXN	41,307	3,086	(26)
MXN/USD	07/15/2014	CIT	MXN	36,459	2,723	(27)
MYR/USD	10/01/2013	HSB	MYR	25,332	7,772	(333)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Global Multisector Bond Fund (continued)

MYR/USD	10/24/2013	HSB	MYR	4,831	$1,480	$(78)
MYR/USD	10/25/2013	JPM	MYR	4,768	1,460	(80)
MYR/USD	01/02/2014	JPM	MYR	26,500	8,082	(208)
MYR/USD	05/06/2014	JPM	MYR	32,395	9,810	(604)
MYR/USD	07/01/2014	JPM	MYR	15,270	4,610	(100)
MYR/USD	07/01/2014	DUB	MYR	21,881	6,606	(144)
MYR/USD	07/02/2014	JPM	MYR	8,528	2,575	(70)
MYR/USD	07/03/2014	DUB	MYR	1,959	591	(17)
MYR/USD	07/07/2014	DUB	MYR	9,925	2,996	(85)
MYR/USD	10/01/2014	HSB	MYR	25,332	7,612	(103)
NOK/EUR	12/17/2013	DUB	EUR	(9,057)	(12,255)	(622)
PHP/USD	12/26/2013	JPM	PHP	171,000	3,927	49
PHP/USD	12/27/2013	JPM	PHP	109,600	2,517	(3)
PHP/USD	01/02/2014	JPM	PHP	12,281	282	(1)
PHP/USD	06/25/2014	JPM	PHP	134,900	3,094	49
PHP/USD	06/26/2014	DUB	PHP	286,261	6,567	82
PHP/USD	06/27/2014	JPM	PHP	54,900	1,259	—
PHP/USD	06/30/2014	DUB	PHP	214,847	4,928	(32)
PHP/USD	07/01/2014	JPM	PHP	30,714	705	(4)
PLN/EUR	10/24/2013	DUB	EUR	(22,940)	(31,036)	194
PLN/EUR	12/17/2013	DUB	EUR	(8,880)	(12,015)	(73)
PLN/EUR	05/07/2014	DUB	EUR	(9,149)	(12,386)	(133)
PLN/EUR	06/05/2014	DUB	EUR	(4,755)	(6,438)	98
SEK/EUR	10/24/2013	DUB	EUR	(3,100)	(4,194)	10
SEK/EUR	12/17/2013	DUB	EUR	(22,444)	(30,370)	348
SEK/EUR	05/07/2014	DUB	EUR	(6,808)	(9,217)	(146)
SEK/EUR	09/05/2014	DUB	EUR	(15,517)	(21,017)	36
SGD/USD	12/19/2013	JPM	SGD	21,320	16,996	(32)
SGD/USD	02/28/2014	BCL	SGD	3,552	2,832	61
SGD/USD	03/11/2014	CIT	SGD	3,494	2,786	(21)
SGD/USD	03/14/2014	DUB	SGD	13,262	10,575	(59)
SGD/USD	05/06/2014	DUB	SGD	5,813	4,635	(75)
SGD/USD	09/24/2014	HSB	SGD	28,648	22,854	(146)
USD/EUR	10/15/2013	DUB	EUR	(6,400)	(8,659)	(381)
USD/EUR	10/25/2013	BCL	EUR	(14,200)	(19,212)	(746)
USD/EUR	11/08/2013	DUB	EUR	(305)	(413)	(20)
USD/EUR	11/14/2013	DUB	EUR	(800)	(1,082)	(32)
USD/EUR	12/17/2013	DUB	EUR	(45,040)	(60,944)	(1,868)
USD/EUR	12/20/2013	DUB	EUR	(815)	(1,103)	(21)
USD/EUR	01/16/2014	DUB	EUR	(372)	(504)	(7)
USD/EUR	02/26/2014	BCL	EUR	(12,180)	(16,485)	(247)
USD/EUR	02/27/2014	JPM	EUR	(2,296)	(3,108)	(41)
USD/EUR	03/03/2014	DUB	EUR	(65)	(89)	(2)
USD/EUR	03/07/2014	BCL	EUR	(534)	(723)	(24)
USD/EUR	03/10/2014	BCL	EUR	(1,285)	(1,740)	(65)
USD/EUR	03/10/2014	CIT	EUR	(3,541)	(4,793)	(166)
USD/EUR	03/13/2014	JPM	EUR	(11,173)	(15,123)	(396)
USD/EUR	03/17/2014	BCL	EUR	(448)	(606)	(23)
USD/EUR	03/18/2014	CIT	EUR	(317)	(429)	(18)
USD/EUR	03/20/2014	DUB	EUR	(700)	(947)	(36)
USD/EUR	03/20/2014	DUB	EUR	(600)	(812)	(38)
USD/EUR	03/21/2014	BCL	EUR	(281)	(381)	(15)
USD/EUR	03/26/2014	CIT	EUR	(643)	(870)	(34)
USD/EUR	03/31/2014	DUB	EUR	(164)	(223)	(11)
USD/EUR	04/03/2014	DUB	EUR	(522)	(707)	(36)
USD/EUR	04/07/2014	BCL	EUR	(820)	(1,109)	(55)
USD/EUR	04/11/2014	DUB	EUR	(818)	(1,107)	(37)
USD/EUR	04/16/2014	HSB	EUR	(874)	(1,183)	(39)
USD/EUR	04/22/2014	DUB	EUR	(12,922)	(17,492)	(570)
USD/EUR	04/22/2014	JPM	EUR	(13,510)	(18,288)	(582)
USD/EUR	04/22/2014	JPM	EUR	(224)	(303)	(10)
USD/EUR	04/22/2014	BCL	EUR	(807)	(1,092)	(30)
USD/EUR	04/30/2014	BCL	EUR	(2,434)	(3,295)	(121)
USD/EUR	04/30/2014	DUB	EUR	(786)	(1,064)	(21)
USD/EUR	05/05/2014	BCL	EUR	(393)	(533)	(11)
USD/EUR	05/09/2014	DUB	EUR	(1,000)	(1,354)	(41)
USD/EUR	05/20/2014	GSC	EUR	(5,730)	(7,758)	(333)
USD/EUR	06/05/2014	DUB	EUR	(6,342)	(8,587)	(334)
USD/EUR	06/05/2014	BCL	EUR	(1,689)	(2,287)	(85)
USD/EUR	06/06/2014	DUB	EUR	(5,087)	(6,888)	(178)
USD/EUR	06/20/2014	BCL	EUR	(862)	(1,167)	(10)
USD/EUR	07/03/2014	DUB	EUR	(1,985)	(2,688)	(95)
USD/EUR	07/15/2014	DUB	EUR	(7,090)	(9,601)	(302)
USD/EUR	07/23/2014	DUB	EUR	(96)	(130)	(4)
USD/EUR	07/25/2014	GSC	EUR	(2,562)	(3,470)	(78)
USD/EUR	07/25/2014	DUB	EUR	(95)	(129)	(3)
USD/EUR	07/25/2014	DUB	EUR	(2,565)	(3,474)	(81)
USD/EUR	07/31/2014	JPM	EUR	(786)	(1,064)	(20)
USD/EUR	08/01/2014	UBS	EUR	(786)	(1,064)	(18)
USD/EUR	08/01/2014	DUB	EUR	(988)	(1,338)	(25)
USD/EUR	08/01/2014	DUB	EUR	(600)	(813)	(18)
USD/EUR	08/04/2014	HSB	EUR	(786)	(1,064)	(23)
USD/EUR	08/05/2014	BCL	EUR	(393)	(532)	(11)
USD/EUR	08/11/2014	DUB	EUR	(509)	(689)	(11)
USD/EUR	08/11/2014	DUB	EUR	(155)	(209)	(3)
USD/EUR	08/28/2014	DUB	EUR	(201)	(272)	(6)
USD/EUR	08/29/2014	DUB	EUR	(200)	(271)	(4)
USD/EUR	08/29/2014	DUB	EUR	(5,580)	(7,558)	(106)
USD/EUR	09/03/2014	DUB	EUR	(12,268)	(16,616)	(370)
USD/EUR	09/24/2014	GSC	EUR	(27,572)	(37,348)	(7)
USD/EUR	09/26/2014	BCL	EUR	(4,540)	(6,150)	(28)
USD/EUR	09/26/2014	BCL	EUR	(2,165)	(2,932)	(11)
USD/EUR	09/29/2014	JPM	EUR	(27,742)	(37,579)	(92)
USD/EUR	09/30/2014	CIT	EUR	(8,981)	(12,166)	(27)
USD/GBP	05/09/2014	DUB	GBP	(1,100)	(1,778)	(77)
USD/JPY	10/18/2013	JPM	JPY	(703,680)	(7,160)	835
USD/JPY	10/22/2013	BCL	JPY	(312,130)	(3,176)	13
USD/JPY	11/12/2013	CIT	JPY	(728,533)	(7,414)	1,739
USD/JPY	11/13/2013	CIT	JPY	(726,824)	(7,396)	1,756
USD/JPY	11/13/2013	DUB	JPY	(769,159)	(7,827)	1,887
USD/JPY	11/13/2013	FRK	JPY	(611,520)	(6,223)	1,535
USD/JPY	01/17/2014	JPM	JPY	(745,120)	(7,587)	829
USD/JPY	01/17/2014	DUB	JPY	(410,300)	(4,178)	451
USD/JPY	02/12/2014	HSB	JPY	(589,460)	(6,003)	335
USD/JPY	02/12/2014	JPM	JPY	(589,145)	(6,000)	338
USD/JPY	02/13/2014	FRK	JPY	(391,010)	(3,982)	243
USD/JPY	02/13/2014	CIT	JPY	(780,830)	(7,952)	498
USD/JPY	02/18/2014	FRK	JPY	(391,200)	(3,984)	241
USD/JPY	02/19/2014	CIT	JPY	(389,960)	(3,971)	254
USD/JPY	02/19/2014	GSC	JPY	(391,640)	(3,988)	237
USD/JPY	02/25/2014	BCL	JPY	(195,560)	(1,992)	121
USD/JPY	02/27/2014	DUB	JPY	(130,803)	(1,332)	97
USD/JPY	02/27/2014	BCL	JPY	(390,740)	(3,980)	245
USD/JPY	02/27/2014	JPM	JPY	(1,629,138)	(16,592)	(120)
USD/JPY	03/07/2014	BCL	JPY	(474,193)	(4,830)	(47)
USD/JPY	03/19/2014	CIT	JPY	(816,260)	(8,314)	283
USD/JPY	03/24/2014	DUB	JPY	(405,843)	(4,134)	165
USD/JPY	03/24/2014	BCL	JPY	(414,600)	(4,223)	160
USD/JPY	04/21/2014	BCL	JPY	(455,770)	(4,644)	41
USD/JPY	04/21/2014	JPM	JPY	(273,840)	(2,790)	21
USD/JPY	04/22/2014	JPM	JPY	(327,480)	(3,337)	8
USD/JPY	05/08/2014	BCL	JPY	(1,983,808)	(20,218)	(159)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Global Multisector Bond Fund (continued)

USD/JPY	06/03/2014	DUB	JPY	(1,693,272)	$(17,263)	$(473)
USD/JPY	06/04/2014	JPM	JPY	(725,016)	(7,392)	(201)
USD/JPY	06/09/2014	HSB	JPY	(568,300)	(5,794)	(54)
USD/JPY	06/09/2014	JPM	JPY	(381,000)	(3,885)	(58)
USD/JPY	06/09/2014	CIT	JPY	(379,500)	(3,869)	(42)
USD/JPY	06/10/2014	BCL	JPY	(607,460)	(6,193)	49
USD/JPY	06/10/2014	JPM	JPY	(438,710)	(4,473)	(14)
USD/JPY	06/10/2014	HSB	JPY	(646,940)	(6,596)	92
USD/JPY	06/11/2014	DUB	JPY	(214,200)	(2,184)	45
USD/JPY	06/11/2014	JPM	JPY	(599,390)	(6,111)	131
USD/JPY	06/17/2014	JPM	JPY	(252,800)	(2,578)	98
USD/JPY	07/24/2014	CIT	JPY	(465,783)	(4,752)	(70)
USD/JPY	07/24/2014	JPM	JPY	(718,000)	(7,324)	(118)
USD/JPY	07/25/2014	JPM	JPY	(249,900)	(2,549)	(28)
USD/JPY	08/13/2014	CIT	JPY	(725,210)	(7,400)	141
USD/JPY	08/29/2014	JPM	JPY	(861,218)	(8,789)	74
USD/JPY	09/18/2014	BCL	JPY	(906,703)	(9,256)	(45)
USD/JPY	09/25/2014	GSC	JPY	(3,676,462)	(37,532)	(432)
USD/JPY	09/25/2014	HSB	JPY	(3,680,691)	(37,576)	(476)
UYU/USD	03/06/2014	CIT	UYU	13,180	601	(39)
					$(582,659)	$510
JNL/Franklin Templeton Mutual Shares Fund

EUR/USD	11/18/2013	SSB	EUR	219	$297	$5
EUR/USD	11/18/2013	CSI	EUR	127	172	3
EUR/USD	11/18/2013	CSI	EUR	36	49	1
EUR/USD	11/18/2013	SSB	EUR	71	96	2
EUR/USD	11/18/2013	HSB	EUR	77	105	1
EUR/USD	11/18/2013	DUB	EUR	120	163	2
EUR/USD	11/18/2013	CSI	EUR	275	372	5
EUR/USD	11/18/2013	SSB	EUR	58	78	1
EUR/USD	11/18/2013	BOA	EUR	117	158	2
EUR/USD	11/18/2013	BOA	EUR	100	136	2
EUR/USD	11/18/2013	BOA	EUR	45	60	1
EUR/USD	11/18/2013	SSB	EUR	275	372	6
KRW/USD	02/12/2014	HSB	KRW	130,754	121	—
USD/EUR	11/18/2013	CSI	EUR	(104)	(141)	(1)
USD/EUR	11/18/2013	CSI	EUR	(59)	(80)	(3)
USD/EUR	11/18/2013	CSI	EUR	(233)	(315)	(11)
USD/EUR	11/18/2013	DUB	EUR	(449)	(608)	(13)
USD/EUR	11/18/2013	BOA	EUR	(140)	(189)	(3)
USD/EUR	11/18/2013	CSI	EUR	(376)	(509)	(19)
USD/EUR	11/18/2013	CSI	EUR	(102)	(138)	(5)
USD/EUR	11/18/2013	CSI	EUR	(125)	(169)	(6)
USD/EUR	11/18/2013	CSI	EUR	(234)	(317)	(12)
USD/EUR	11/18/2013	BOA	EUR	(239)	(323)	(16)
USD/EUR	11/18/2013	DUB	EUR	(538)	(727)	(37)
USD/EUR	11/18/2013	DUB	EUR	(64)	(86)	(4)
USD/EUR	11/18/2013	BOA	EUR	(32)	(43)	(2)
USD/EUR	11/18/2013	BOA	EUR	(222)	(300)	(11)
USD/EUR	11/18/2013	HSB	EUR	(222)	(300)	(11)
USD/EUR	11/18/2013	BOA	EUR	(455)	(616)	(21)
USD/EUR	11/18/2013	BOA	EUR	(192)	(260)	(4)
USD/EUR	11/18/2013	DUB	EUR	(130)	(176)	(2)
USD/EUR	11/18/2013	HSB	EUR	(73)	(99)	(1)
USD/EUR	11/18/2013	DUB	EUR	(244)	(330)	(16)
USD/EUR	11/18/2013	CSI	EUR	(251)	(340)	(17)
USD/EUR	11/18/2013	BOA	EUR	(247)	(334)	(18)
USD/EUR	11/18/2013	CSI	EUR	(11,178)	(15,124)	(730)
USD/EUR	11/18/2013	DUB	EUR	(117)	(158)	(8)
USD/EUR	11/18/2013	CSI	EUR	(150)	(203)	(10)
USD/EUR	11/18/2013	HSB	EUR	(47)	(64)	(2)
USD/EUR	11/18/2013	DUB	EUR	(78)	(106)	(4)
USD/EUR	11/18/2013	DUB	EUR	(89)	(120)	(4)
USD/EUR	11/18/2013	DUB	EUR	(175)	(237)	(8)
USD/EUR	11/18/2013	CSI	EUR	(202)	(274)	(11)
USD/EUR	11/18/2013	BOA	EUR	(305)	(412)	(16)
USD/EUR	01/17/2014	BOA	EUR	(189)	(256)	(5)
USD/EUR	01/17/2014	DUB	EUR	(378)	(512)	(10)
USD/EUR	01/17/2014	DUB	EUR	(173)	(234)	(5)
USD/EUR	01/17/2014	CSI	EUR	(421)	(569)	(15)
USD/EUR	01/17/2014	BOA	EUR	(219)	(296)	(8)
USD/EUR	01/17/2014	HSB	EUR	(200)	(270)	(2)
USD/EUR	01/17/2014	SSB	EUR	(50)	(68)	—
USD/EUR	01/17/2014	HSB	EUR	(63)	(85)	—
USD/EUR	01/17/2014	HSB	EUR	(49)	(66)	(1)
USD/EUR	01/17/2014	BOA	EUR	(111)	(150)	(3)
USD/EUR	01/17/2014	HSB	EUR	(94)	(127)	(2)
USD/EUR	01/17/2014	CSI	EUR	(47)	(64)	(1)
USD/EUR	01/17/2014	BOA	EUR	(469)	(635)	(12)
USD/EUR	01/17/2014	SSB	EUR	(50)	(67)	(1)
USD/EUR	01/17/2014	CSI	EUR	(526)	(711)	(3)
USD/EUR	01/17/2014	HSB	EUR	(58)	(78)	—
USD/EUR	01/17/2014	BOA	EUR	(63)	(85)	—
USD/EUR	01/17/2014	DUB	EUR	(56)	(76)	(3)
USD/EUR	01/17/2014	BOA	EUR	(7,868)	(10,647)	(368)
USD/EUR	01/17/2014	DUB	EUR	(452)	(612)	(20)
USD/EUR	01/17/2014	BCL	EUR	(7,868)	(10,647)	(373)
USD/EUR	01/17/2014	DUB	EUR	(190)	(257)	(6)
USD/EUR	01/17/2014	CSI	EUR	(275)	(372)	(9)
USD/EUR	01/17/2014	BOA	EUR	(189)	(256)	(6)
USD/EUR	01/17/2014	BOA	EUR	(115)	(155)	(3)
USD/EUR	01/17/2014	CSI	EUR	(58)	(78)	—
USD/GBP	02/19/2014	HSB	GBP	(139)	(224)	(8)
USD/GBP	02/19/2014	HSB	GBP	(77)	(125)	(5)
USD/GBP	02/19/2014	HSB	GBP	(69)	(111)	(4)
USD/GBP	02/19/2014	CSI	GBP	(62)	(100)	(3)
USD/GBP	02/19/2014	BOA	GBP	(62)	(100)	(3)
USD/GBP	02/19/2014	HSB	GBP	(196)	(317)	(3)
USD/GBP	02/19/2014	CSI	GBP	(98)	(159)	(1)
USD/GBP	02/19/2014	CSI	GBP	(897)	(1,451)	(34)
USD/GBP	02/19/2014	BOA	GBP	(77)	(125)	(2)
USD/GBP	02/19/2014	HSB	GBP	(221)	(358)	(3)
USD/GBP	02/19/2014	CSI	GBP	(173)	(280)	(2)
USD/GBP	02/19/2014	CSI	GBP	(111)	(179)	(1)
USD/GBP	02/19/2014	CSI	GBP	(204)	(330)	(3)
USD/GBP	02/19/2014	BCL	GBP	(17,539)	(28,366)	(1,099)
USD/GBP	02/19/2014	BOA	GBP	(35,272)	(57,045)	(2,239)
USD/GBP	02/19/2014	CSI	GBP	(73)	(118)	(4)
USD/GBP	02/19/2014	CSI	GBP	(838)	(1,355)	(15)
USD/KRW	02/12/2014	HSB	KRW	(255,556)	(236)	(10)
USD/KRW	02/12/2014	HSB	KRW	(241,236)	(223)	(8)
USD/KRW	02/12/2014	BOA	KRW	(247,276)	(228)	(9)
USD/KRW	02/12/2014	BOA	KRW	(247,998)	(229)	(8)
USD/KRW	02/12/2014	HSB	KRW	(340,942)	(315)	(11)
USD/KRW	02/12/2014	CSI	KRW	(220,066)	(203)	(7)
USD/KRW	02/12/2014	CSI	KRW	(110,082)	(102)	(3)
USD/KRW	02/12/2014	HSB	KRW	(191,741)	(177)	(1)
USD/KRW	02/12/2014	HSB	KRW	(97,003)	(90)	(1)
USD/KRW	02/12/2014	HSB	KRW	(190,381)	(176)	(2)
USD/KRW	02/12/2014	HSB	KRW	(97,266)	(90)	(1)
USD/KRW	02/12/2014	CSI	KRW	(204,085)	(188)	(2)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)

USD/KRW	02/12/2014	BOA	KRW	(1,122,832)	$(1,036)	$(34)
USD/KRW	02/12/2014	CSI	KRW	(2,805,289)	(2,589)	(84)
USD/KRW	02/12/2014	DUB	KRW	(1,798,484)	(1,660)	(54)
USD/KRW	02/12/2014	DUB	KRW	(637,103)	(588)	(20)
USD/KRW	02/12/2014	CSI	KRW	(281,008)	(259)	(9)
USD/KRW	02/12/2014	BOA	KRW	(374,677)	(346)	(12)
USD/KRW	02/12/2014	CSI	KRW	(376,243)	(347)	(13)
USD/KRW	02/12/2014	DUB	KRW	(455,612)	(421)	(16)
USD/KRW	02/12/2014	DUB	KRW	(459,026)	(424)	(17)
USD/KRW	02/12/2014	CSI	KRW	(475,337)	(439)	(17)
USD/KRW	02/12/2014	HSB	KRW	(367,514)	(339)	(14)
USD/KRW	02/12/2014	DUB	KRW	(749,752)	(692)	(28)
USD/KRW	02/12/2014	HSB	KRW	(468,512)	(433)	(17)
USD/KRW	02/12/2014	CSI	KRW	(197,425)	(182)	(7)
USD/KRW	02/12/2014	BOA	KRW	(789,980)	(729)	(29)
USD/KRW	02/12/2014	CSI	KRW	(197,425)	(182)	(7)
USD/KRW	02/12/2014	CSI	KRW	(96,037)	(89)	(4)
USD/KRW	02/12/2014	CSI	KRW	(78,177)	(72)	(1)
					$(152,119)	$(5,726)
JNL/Goldman Sachs Core Plus Bond Fund

AUD/USD	12/18/2013	WBC	AUD	2,936	$2,725	$61
AUD/USD	12/18/2013	WBC	AUD	1,440	1,337	17
AUD/USD	12/18/2013	DUB	AUD	2,122	1,970	(1)
AUD/USD	12/18/2013	WBC	AUD	1,412	1,311	(4)
AUD/USD	12/18/2013	WBC	AUD	1,398	1,298	(25)
BRL/USD	10/07/2013	RBC	BRL	1,575	710	43
BRL/USD	10/11/2013	RBC	BRL	1,534	691	27
BRL/USD	10/15/2013	MSC	BRL	3,751	1,687	9
BRL/USD	10/18/2013	RBC	BRL	1,501	674	13
BRL/USD	10/18/2013	UBS	BRL	1,499	673	12
CAD/USD	12/18/2013	RBC	CAD	1,363	1,321	(1)
CAD/USD	12/18/2013	RBC	CAD	2,042	1,978	(19)
CLP/USD	10/16/2013	CSI	CLP	358,316	708	(1)
CLP/USD	10/25/2013	CSI	CLP	331,256	654	(11)
CZK/EUR	12/18/2013	BOA	EUR	(494)	(668)	—
CZK/EUR	12/18/2013	BOA	EUR	(495)	(670)	(1)
EUR/CHF	12/18/2013	CSI	CHF	(615)	(680)	(8)
EUR/GBP	12/18/2013	BNP	GBP	(854)	(1,382)	(10)
EUR/GBP	12/18/2013	BNP	GBP	(1,703)	(2,755)	(26)
EUR/GBP	12/18/2013	CGM	GBP	(425)	(687)	(5)
EUR/NOK	12/18/2013	JPM	NOK	(7,871)	(1,305)	24
EUR/NOK	12/18/2013	JPM	NOK	(4,027)	(668)	1
EUR/NOK	12/18/2013	JPM	NOK	(3,872)	(642)	22
EUR/PLN	12/18/2013	BOA	PLN	(4,351)	(1,387)	(19)
EUR/SEK	12/18/2013	HSB	SEK	(4,299)	(668)	1
EUR/USD	12/18/2013	BOA	EUR	1,004	1,359	31
EUR/USD	12/18/2013	BCL	EUR	994	1,345	21
EUR/USD	12/18/2013	CGM	EUR	5,962	8,067	130
EUR/USD	12/18/2013	JPM	EUR	1,978	2,676	31
EUR/USD	12/18/2013	BOA	EUR	493	667	2
EUR/USD	12/18/2013	CGM	EUR	1,977	2,675	5
EUR/USD	12/18/2013	WBC	EUR	985	1,333	(1)
GBP/EUR	12/18/2013	BCL	EUR	(1,008)	(1,364)	13
GBP/EUR	12/18/2013	SSB	EUR	(997)	(1,349)	1
GBP/EUR	12/18/2013	BCL	EUR	(982)	(1,329)	4
GBP/EUR	12/18/2013	CGM	EUR	(990)	(1,340)	1
GBP/USD	12/18/2013	BNP	GBP	2,554	4,132	147
GBP/USD	12/18/2013	RBS	GBP	420	680	18
HUF/EUR	12/18/2013	BCL	EUR	(495)	(670)	4
HUF/EUR	12/18/2013	MSC	EUR	(495)	(670)	4
HUF/EUR	12/18/2013	BOA	EUR	(491)	(664)	(4)
HUF/EUR	12/18/2013	BOA	EUR	(737)	(997)	1
IDR/USD	10/24/2013	SCB	IDR	8,666,691	745	(47)
ILS/USD	12/18/2013	DUB	ILS	2,336	662	1
ILS/USD	12/18/2013	DUB	ILS	2,329	660	(6)
JPY/USD	12/18/2013	CSI	JPY	66,066	672	4
JPY/USD	12/18/2013	JPM	JPY	197,225	2,008	7
JPY/USD	12/18/2013	SSB	JPY	262,452	2,671	3
KRW/USD	10/23/2013	HSB	KRW	715,665	665	4
MXN/JPY	12/18/2013	MSC	JPY	(65,724)	(669)	(26)
MXN/USD	12/18/2013	CGM	MXN	9,810	745	5
MXN/USD	12/18/2013	RBC	MXN	8,804	668	4
MXN/USD	12/18/2013	SSB	MXN	8,816	669	5
MXN/USD	12/18/2013	JPM	MXN	34,361	2,608	(36)
MXN/USD	12/18/2013	BCL	MXN	8,446	641	(20)
MXN/USD	12/18/2013	SSB	MXN	17,018	1,292	(30)
MYR/USD	10/03/2013	HSB	MYR	4,441	1,362	22
MYR/USD	10/03/2013	DUB	MYR	4,417	1,355	14
MYR/USD	10/11/2013	HSB	MYR	4,394	1,347	20
MYR/USD	10/11/2013	UBS	MYR	2,174	666	2
MYR/USD	10/18/2013	DUB	MYR	4,280	1,311	(11)
MYR/USD	10/23/2013	DUB	MYR	2,087	639	(22)
MYR/USD	10/23/2013	CGM	MYR	4,212	1,290	(40)
NOK/EUR	12/18/2013	JPM	EUR	(505)	(683)	(11)
NOK/EUR	12/18/2013	JPM	EUR	(502)	(679)	(10)
NOK/EUR	12/18/2013	JPM	EUR	(501)	(678)	(20)
NOK/EUR	12/18/2013	BCL	EUR	(497)	(672)	(21)
NOK/EUR	12/18/2013	SSB	EUR	(1,027)	(1,389)	(44)
NOK/USD	12/18/2013	BCL	NOK	5,725	949	12
NZD/AUD	12/18/2013	WBC	AUD	(715)	(664)	8
NZD/USD	12/18/2013	CGM	NZD	806	666	9
NZD/USD	12/18/2013	MSC	NZD	1,582	1,307	(17)
PHP/USD	10/07/2013	UBS	PHP	59,137	1,358	24
PHP/USD	10/11/2013	CGM	PHP	29,102	668	4
PHP/USD	10/11/2013	UBS	PHP	28,920	664	2
PHP/USD	10/17/2013	CGM	PHP	57,363	1,318	(4)
PLN/USD	12/18/2013	BOA	PLN	8,339	2,658	14
RUB/USD	10/07/2013	CGM	RUB	13,406	413	13
RUB/USD	10/07/2013	CSI	RUB	22,422	691	24
RUB/USD	10/10/2013	CSI	RUB	88,838	2,738	83
RUB/USD	10/15/2013	MSC	RUB	43,712	1,346	22
RUB/USD	10/15/2013	BNP	RUB	44,683	1,376	(23)
RUB/USD	10/17/2013	DUB	RUB	9,141	281	7
RUB/USD	10/17/2013	CGM	RUB	42,939	1,322	—
RUB/USD	10/21/2013	CSI	RUB	42,187	1,298	(33)
RUB/USD	10/24/2013	UBS	RUB	42,722	1,313	(18)
SGD/USD	12/18/2013	SCB	SGD	833	664	3
TRY/USD	12/18/2013	RBS	TRY	2,689	1,312	(10)
TRY/USD	12/18/2013	CGM	TRY	1,308	638	(22)
TRY/USD	12/18/2013	BOA	TRY	2,637	1,287	(35)
TRY/USD	12/18/2013	RBS	TRY	4,153	2,027	(78)
TRY/USD	12/18/2013	RBS	TRY	1,350	659	(7)
TWD/USD	10/11/2013	UBS	TWD	39,268	1,328	1
TWD/USD	10/15/2013	DUB	TWD	19,633	664	2
USD/AUD	12/18/2013	WBC	AUD	(1,415)	(1,313)	1
USD/AUD	12/18/2013	HSB	AUD	(721)	(669)	(9)
USD/AUD	12/18/2013	WBC	AUD	(715)	(664)	(3)
USD/AUD	12/18/2013	WBC	AUD	(715)	(664)	(4)
USD/AUD	12/18/2013	WBC	AUD	(707)	(656)	7
USD/AUD	12/18/2013	WBC	AUD	(1,429)	(1,326)	1
USD/AUD	12/18/2013	WBC	AUD	(705)	(654)	7

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

USD/AUD	12/18/2013	SSB	AUD	(717)	$(665)	$(5)
USD/BRL	10/07/2013	UBS	BRL	(1,561)	(703)	(38)
USD/BRL	10/11/2013	UBS	BRL	(1,525)	(686)	(22)
USD/BRL	10/15/2013	RBC	BRL	(1,512)	(680)	(19)
USD/BRL	10/17/2013	JPM	BRL	(12,567)	(5,648)	(216)
USD/BRL	10/18/2013	RBC	BRL	(1,498)	(673)	(12)
USD/CAD	12/18/2013	CGM	CAD	(3,639)	(3,526)	(6)
USD/CAD	12/18/2013	RBC	CAD	(689)	(668)	(1)
USD/CHF	12/18/2013	SSB	CHF	(2,511)	(2,778)	(78)
USD/CNH	12/18/2013	DUB	CNH	(15,049)	(2,453)	(1)
USD/CNH	01/08/2014	DUB	CNH	(8,934)	(1,455)	(18)
USD/CNH	01/08/2014	DUB	CNH	(8,888)	(1,447)	(19)
USD/CZK	12/18/2013	DUB	CZK	(32,967)	(1,737)	(41)
USD/EUR	10/25/2013	JPM	EUR	(6,262)	(8,472)	(178)
USD/EUR	12/18/2013	BOA	EUR	(1,980)	(2,679)	(36)
USD/EUR	12/18/2013	JPM	EUR	(1,962)	(2,655)	(13)
USD/EUR	12/18/2013	JPM	EUR	(1,483)	(2,007)	(9)
USD/EUR	12/18/2013	WBC	EUR	(985)	(1,333)	(2)
USD/GBP	10/24/2013	RBC	GBP	(3,670)	(5,940)	(142)
USD/GBP	12/18/2013	CGM	GBP	(2,717)	(4,396)	(106)
USD/HUF	12/18/2013	JPM	HUF	(664,421)	(3,006)	(87)
USD/IDR	10/07/2013	JPM	IDR	(1,177,157)	(102)	(1)
USD/IDR	10/07/2013	UBS	IDR	(5,534,972)	(477)	(8)
USD/IDR	10/24/2013	CGM	IDR	(7,532,095)	(648)	13
USD/IDR	11/19/2013	UBS	IDR	(7,384,083)	(632)	49
USD/IDR	11/19/2013	UBS	IDR	(7,441,818)	(637)	43
USD/IDR	11/19/2013	BCL	IDR	(7,586,820)	(649)	29
USD/ILS	12/18/2013	MSC	ILS	(5,016)	(1,421)	(16)
USD/JPY	12/18/2013	CSI	JPY	(131,234)	(1,336)	(12)
USD/JPY	12/18/2013	BCL	JPY	(267,845)	(2,726)	(24)
USD/JPY	12/18/2013	CGM	JPY	(64,948)	(661)	—
USD/JPY	12/18/2013	UBS	JPY	(132,941)	(1,353)	(25)
USD/MXN	10/30/2013	CSI	MXN	(32,916)	(2,508)	(4)
USD/MXN	10/30/2013	HSB	MXN	(16,648)	(1,269)	14
USD/MXN	12/18/2013	SSB	MXN	(17,280)	(1,312)	10
USD/MXN	12/18/2013	MSC	MXN	(17,260)	(1,310)	22
USD/MXN	12/18/2013	DUB	MXN	(8,691)	(660)	7
USD/MXN	12/18/2013	CGM	MXN	(8,779)	(666)	(2)
USD/MYR	10/03/2013	BOA	MYR	(2,204)	(676)	(6)
USD/MYR	10/03/2013	CGM	MYR	(2,198)	(674)	(4)
USD/MYR	10/03/2013	HSB	MYR	(2,204)	(676)	(11)
USD/MYR	10/11/2013	BCL	MYR	(4,284)	(1,313)	9
USD/MYR	10/23/2013	WBC	MYR	(4,296)	(1,316)	16
USD/NZD	12/18/2013	RBC	NZD	(1,498)	(1,237)	(45)
USD/PHP	10/17/2013	BCL	PHP	(14,163)	(325)	7
USD/PLN	12/18/2013	DUB	PLN	(6,037)	(1,924)	(29)
USD/RUB	10/07/2013	CSI	RUB	(44,396)	(1,369)	(45)
USD/RUB	10/10/2013	CGM	RUB	(22,093)	(681)	(17)
USD/RUB	10/10/2013	CGM	RUB	(24,397)	(752)	2
USD/RUB	10/10/2013	CGM	RUB	(22,001)	(678)	(14)
USD/RUB	10/15/2013	CSI	RUB	(21,700)	(668)	(7)
USD/RUB	10/15/2013	DUB	RUB	(11,830)	(364)	(4)
USD/RUB	10/15/2013	JPM	RUB	(9,935)	(306)	(4)
USD/RUB	10/17/2013	CSI	RUB	(42,834)	(1,318)	4
USD/RUB	10/24/2013	CGM	RUB	(21,247)	(653)	12
USD/SEK	12/18/2013	HSB	SEK	(14,428)	(2,241)	(31)
USD/SGD	12/18/2013	SCB	SGD	(953)	(760)	(13)
USD/TRY	12/18/2013	CGM	TRY	(1,400)	(684)	(19)
USD/TRY	12/18/2013	JPM	TRY	(1,410)	(688)	(23)
USD/TRY	12/18/2013	BCL	TRY	(1,366)	(667)	(5)
USD/TRY	12/18/2013	JPM	TRY	(1,309)	(639)	(2)
USD/TRY	12/18/2013	SCB	TRY	(3,928)	(1,918)	(8)
USD/TRY	12/18/2013	RBS	TRY	(1,371)	(669)	(8)
USD/TRY	12/18/2013	JPM	TRY	(1,350)	(659)	1
USD/ZAR	12/18/2013	UBS	ZAR	(13,156)	(1,295)	27
USD/ZAR	12/18/2013	BCL	ZAR	(13,580)	(1,337)	(3)
USD/ZAR	12/18/2013	UBS	ZAR	(13,660)	(1,345)	(11)
ZAR/USD	12/18/2013	BCL	ZAR	6,740	664	—
ZAR/USD	12/18/2013	BCL	ZAR	13,360	1,315	(9)
ZAR/USD	12/18/2013	UBS	ZAR	6,658	655	(6)
ZAR/USD	12/18/2013	UBS	ZAR	13,149	1,294	(28)
ZAR/USD	12/18/2013	SCB	ZAR	6,491	639	(27)
ZAR/USD	12/18/2013	BCL	ZAR	6,622	652	(13)
					$(33,570)	$(1,033)
JNL/Goldman Sachs Emerging Markets Debt Fund

AUD/USD	12/18/2013	WBC	AUD	4,169	$3,870	$87
AUD/USD	12/18/2013	WBC	AUD	2,076	1,927	25
AUD/USD	12/18/2013	DUB	AUD	2,039	1,893	(1)
BRL/USD	10/07/2013	RBC	BRL	6,690	3,015	182
BRL/USD	10/11/2013	RBC	BRL	4,422	1,991	77
BRL/USD	10/15/2013	MSC	BRL	2,212	995	5
BRL/USD	10/17/2013	JPM	BRL	2,922	1,313	50
BRL/USD	10/17/2013	RBC	BRL	3,138	1,410	73
BRL/USD	10/17/2013	DUB	BRL	3,536	1,589	80
BRL/USD	10/17/2013	DUB	BRL	3,891	1,749	127
BRL/USD	10/17/2013	UBS	BRL	3,997	1,797	24
BRL/USD	10/18/2013	UBS	BRL	4,319	1,941	36
CLP/USD	10/16/2013	CSI	CLP	1,267,002	2,505	(4)
CLP/USD	10/17/2013	BCL	CLP	348,922	690	(2)
CLP/USD	10/17/2013	CSI	CLP	304,318	602	17
CLP/USD	10/17/2013	CSI	CLP	322,865	638	(7)
CLP/USD	10/25/2013	CSI	CLP	938,477	1,853	(31)
CZK/EUR	12/18/2013	BOA	EUR	(1,374)	(1,859)	1
CZK/EUR	12/18/2013	BOA	EUR	(1,375)	(1,861)	(3)
EUR/PLN	12/18/2013	BOA	PLN	(12,435)	(3,963)	(56)
EUR/USD	12/18/2013	BCL	EUR	1,455	1,969	30
EUR/USD	12/18/2013	CGM	EUR	942	1,275	20
EUR/USD	12/18/2013	BOA	EUR	1,397	1,890	5
EUR/USD	12/18/2013	BOA	EUR	1,449	1,961	45
HUF/EUR	12/18/2013	MSC	EUR	(1,427)	(1,931)	11
HUF/EUR	12/18/2013	BCL	EUR	(1,427)	(1,931)	10
HUF/EUR	12/18/2013	BOA	EUR	(1,394)	(1,886)	(10)
HUF/EUR	12/18/2013	BOA	EUR	(1,393)	(1,885)	2
HUF/USD	12/18/2013	HSB	HUF	213,644	966	10
HUF/USD	12/18/2013	DUB	HUF	463,862	2,098	25
HUF/USD	12/18/2013	JPM	HUF	742,713	3,360	97
HUF/USD	12/18/2013	SCB	HUF	190,814	863	(4)
HUF/USD	12/18/2013	BNP	HUF	372,388	1,685	17
IDR/USD	10/07/2013	HSB	IDR	36,782,307	3,173	(120)
IDR/USD	10/07/2013	CGM	IDR	17,263,900	1,489	(47)
IDR/USD	10/24/2013	DUB	IDR	10,302,378	886	(99)
ILS/USD	12/18/2013	DUB	ILS	6,733	1,908	3
ILS/USD	12/18/2013	DUB	ILS	6,605	1,872	(17)
JPY/USD	12/18/2013	JPM	JPY	181,750	1,850	6
KRW/USD	10/23/2013	HSB	KRW	2,062,544	1,916	11
KRW/USD	10/24/2013	SSB	KRW	919,989	855	7
MXN/JPY	12/18/2013	MSC	JPY	(186,558)	(1,899)	(74)
MXN/USD	12/18/2013	RBC	MXN	25,379	1,927	13
MXN/USD	12/18/2013	CGM	MXN	179,660	13,639	87
MXN/USD	12/18/2013	SSB	MXN	48,351	3,671	(85)
MXN/USD	12/18/2013	BCL	MXN	23,998	1,822	(56)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

MXN/USD	12/18/2013	DUB	MXN	32,575	$2,473	$(83)
MXN/USD	12/18/2013	DUB	MXN	12,243	929	(23)
MXN/USD	12/18/2013	SSB	MXN	64,514	4,897	(95)
MXN/USD	12/18/2013	SSB	MXN	18,808	1,428	7
MXN/USD	12/18/2013	JPM	MXN	99,053	7,520	(102)
MXN/USD	12/18/2013	SSB	MXN	18,641	1,415	11
MYR/USD	10/03/2013	HSB	MYR	10,874	3,336	55
MYR/USD	10/03/2013	DUB	MYR	12,466	3,824	39
MYR/USD	10/03/2013	SCB	MYR	6,965	2,137	(64)
MYR/USD	10/11/2013	HSB	MYR	12,677	3,887	58
MYR/USD	10/11/2013	UBS	MYR	6,266	1,921	7
MYR/USD	10/18/2013	DUB	MYR	12,337	3,781	(30)
MYR/USD	10/23/2013	CGM	MYR	7,211	2,209	(68)
MYR/USD	10/23/2013	DUB	MYR	5,929	1,816	(62)
MYR/USD	10/24/2013	CSI	MYR	26,363	8,075	16
MYR/USD	10/24/2013	HSB	MYR	2,531	775	3
MYR/USD	10/24/2013	BCL	MYR	26,677	8,171	21
MYR/USD	10/24/2013	DUB	MYR	32,386	9,920	(196)
MYR/USD	10/24/2013	CGM	MYR	20,238	6,199	(169)
MYR/USD	10/24/2013	BOA	MYR	40,481	12,400	(312)
MYR/USD	10/24/2013	DUB	MYR	26,418	8,092	(5)
MYR/USD	10/24/2013	HSB	MYR	26,392	8,084	(13)
NGN/USD	11/13/2013	CGM	NGN	142,573	871	16
PEN/USD	10/17/2013	CSI	PEN	4,075	1,460	17
PEN/USD	10/17/2013	HSB	PEN	3,519	1,261	11
PEN/USD	10/17/2013	DUB	PEN	11,223	4,022	20
PHP/USD	10/07/2013	UBS	PHP	167,436	3,846	69
PHP/USD	10/11/2013	CGM	PHP	84,457	1,940	13
PHP/USD	10/11/2013	UBS	PHP	84,619	1,944	7
PHP/USD	10/17/2013	CGM	PHP	165,362	3,799	(12)
PLN/USD	12/18/2013	DUB	PLN	64,043	20,413	312
PLN/USD	12/18/2013	BOA	PLN	24,040	7,663	41
PLN/USD	12/18/2013	UBS	PLN	13,837	4,410	57
RON/USD	12/18/2013	SSB	RON	14,109	4,262	129
RUB/USD	10/07/2013	CSI	RUB	63,500	1,958	69
RUB/USD	10/07/2013	CGM	RUB	63,310	1,952	63
RUB/USD	10/10/2013	CSI	RUB	29,146	898	(13)
RUB/USD	10/10/2013	CSI	RUB	27,874	859	(5)
RUB/USD	10/10/2013	CSI	RUB	256,242	7,897	239
RUB/USD	10/15/2013	BNP	RUB	246,517	7,591	(129)
RUB/USD	10/15/2013	MSC	RUB	127,933	3,939	64
RUB/USD	10/15/2013	CGM	RUB	97,737	3,009	26
RUB/USD	10/17/2013	CSI	RUB	470,414	14,480	416
RUB/USD	10/17/2013	MSC	RUB	39,524	1,217	31
RUB/USD	10/17/2013	CIT	RUB	27,881	858	17
RUB/USD	10/17/2013	DUB	RUB	27,907	859	18
RUB/USD	10/17/2013	DUB	RUB	11,276	347	8
RUB/USD	10/17/2013	CGM	RUB	123,781	3,810	(1)
RUB/USD	10/17/2013	CSI	RUB	20,778	640	—
RUB/USD	10/21/2013	CSI	RUB	79,842	2,456	(63)
RUB/USD	10/24/2013	UBS	RUB	76,617	2,355	(32)
SGD/USD	12/18/2013	SCB	SGD	2,402	1,915	10
THB/USD	10/31/2013	DUB	THB	161,460	5,152	(60)
THB/USD	10/31/2013	DUB	THB	13,669	436	(1)
TRY/USD	12/18/2013	JPM	TRY	7,492	3,657	(99)
TRY/USD	12/18/2013	JPM	TRY	3,721	1,816	(62)
TRY/USD	12/18/2013	RBS	TRY	11,074	5,406	(208)
TRY/USD	12/18/2013	RBS	TRY	3,419	1,669	(18)
TRY/USD	12/18/2013	DUB	TRY	17,182	8,387	(58)
TRY/USD	12/18/2013	RBS	TRY	7,751	3,783	(28)
TRY/USD	12/18/2013	UBS	TRY	17,174	8,383	(85)
TWD/USD	10/11/2013	UBS	TWD	113,306	3,833	4
TWD/USD	10/15/2013	DUB	TWD	57,445	1,943	6
USD/AUD	12/18/2013	WBC	AUD	(1,050)	(975)	(5)
USD/AUD	12/18/2013	WBC	AUD	(2,009)	(1,865)	2
USD/AUD	12/18/2013	WBC	AUD	(1,976)	(1,834)	2
USD/AUD	12/18/2013	WBC	AUD	(1,037)	(963)	(5)
USD/AUD	12/18/2013	SSB	AUD	(2,080)	(1,931)	(15)
USD/BRL	10/07/2013	UBS	BRL	(4,461)	(2,010)	(109)
USD/BRL	10/11/2013	HSB	BRL	(4,396)	(1,964)	(50)
USD/BRL	10/15/2013	RBC	BRL	(4,442)	(1,997)	(55)
USD/BRL	10/17/2013	JPM	BRL	(1,711)	(769)	(29)
USD/BRL	10/18/2013	RBC	BRL	(9,224)	(4,145)	(76)
USD/CLP	10/17/2013	CSI	CLP	(4,826,428)	(9,541)	(114)
USD/CNH	12/18/2013	DUB	CNH	(46,581)	(7,593)	(2)
USD/CNH	01/08/2014	DUB	CNH	(24,198)	(3,941)	(53)
USD/CNH	01/08/2014	DUB	CNH	(24,366)	(3,968)	(49)
USD/COP	10/07/2013	CSI	COP	(6,524,175)	(3,421)	(74)
USD/COP	10/17/2013	CSI	COP	(2,071,364)	(1,085)	(5)
USD/COP	10/17/2013	CSI	COP	(2,988,881)	(1,566)	15
USD/COP	10/17/2013	CSI	COP	(18,498,867)	(9,691)	(228)
USD/COP	10/17/2013	MSC	COP	(13,786,380)	(7,222)	(125)
USD/COP	10/17/2013	SSB	COP	(13,916,519)	(7,290)	(78)
USD/CZK	12/18/2013	DUB	CZK	(77,535)	(4,085)	(95)
USD/EUR	10/25/2013	JPM	EUR	(1,071)	(1,449)	(30)
USD/EUR	12/18/2013	WBC	EUR	(2,789)	(3,774)	(5)
USD/EUR	12/18/2013	JPM	EUR	(1,391)	(1,882)	(9)
USD/GBP	10/24/2013	RBC	GBP	(764)	(1,236)	(29)
USD/HUF	12/18/2013	UBS	HUF	(259,167)	(1,172)	(30)
USD/HUF	12/18/2013	HSB	HUF	(442,960)	(2,004)	(39)
USD/HUF	12/18/2013	UBS	HUF	(217,565)	(984)	(20)
USD/HUF	12/18/2013	BOA	HUF	(267,265)	(1,209)	(7)
USD/IDR	10/07/2013	JPM	IDR	(3,316,243)	(286)	(3)
USD/IDR	10/07/2013	UBS	IDR	(10,553,902)	(911)	(15)
USD/IDR	10/24/2013	BOA	IDR	(43,490,409)	(3,740)	462
USD/IDR	10/24/2013	RBC	IDR	(43,490,409)	(3,740)	398
USD/IDR	10/24/2013	HSB	IDR	(16,867,460)	(1,450)	52
USD/IDR	10/24/2013	DUB	IDR	(6,370,375)	(548)	17
USD/IDR	11/19/2013	UBS	IDR	(21,284,809)	(1,822)	141
USD/IDR	11/19/2013	UBS	IDR	(9,225,666)	(790)	53
USD/ILS	12/18/2013	MSC	ILS	(14,245)	(4,036)	(46)
USD/JPY	12/18/2013	CSI	JPY	(376,057)	(3,828)	(34)
USD/JPY	12/18/2013	SSB	JPY	(192,904)	(1,964)	(37)
USD/KRW	10/24/2013	HSB	KRW	(2,076,917)	(1,930)	(111)
USD/MXN	10/30/2013	JPM	MXN	(77,373)	(5,896)	(4)
USD/MXN	12/18/2013	SSB	MXN	(46,159)	(3,504)	30
USD/MXN	12/18/2013	SSB	MXN	(49,095)	(3,727)	29
USD/MXN	12/18/2013	BOA	MXN	(43,125)	(3,274)	78
USD/MXN	12/18/2013	MSC	MXN	(48,567)	(3,687)	61
USD/MXN	12/18/2013	SSB	MXN	(27,854)	(2,114)	28
USD/MXN	12/18/2013	DUB	MXN	(24,314)	(1,846)	20
USD/MXN	12/18/2013	CGM	MXN	(25,478)	(1,934)	(7)
USD/MYR	10/03/2013	BOA	MYR	(6,207)	(1,904)	(17)
USD/MYR	10/03/2013	CGM	MYR	(6,192)	(1,899)	(12)
USD/MYR	10/03/2013	HSB	MYR	(6,721)	(2,062)	(34)
USD/MYR	10/11/2013	BCL	MYR	(16,838)	(5,162)	34
USD/MYR	10/23/2013	WBC	MYR	(12,692)	(3,888)	48
USD/MYR	10/24/2013	DUB	MYR	(7,106)	(2,176)	9
USD/MYR	10/24/2013	CSI	MYR	(5,238)	(1,604)	40
USD/MYR	10/24/2013	DUB	MYR	(17,139)	(5,250)	(62)
USD/NGN	11/13/2013	BCL	NGN	(144,741)	(884)	5
USD/PEN	10/17/2013	CSI	PEN	(1,414)	(507)	1

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

USD/PEN	10/17/2013	CSI	PEN	(11,918)	$(4,271)	$(14)
USD/PEN	10/17/2013	CSI	PEN	(2,874)	(1,030)	4
USD/PEN	10/17/2013	DUB	PEN	(2,371)	(850)	4
USD/PEN	10/17/2013	HSB	PEN	(2,391)	(857)	(17)
USD/PEN	10/17/2013	MSC	PEN	(1,288)	(462)	(1)
USD/PHP	10/17/2013	BCL	PHP	(48,473)	(1,113)	25
USD/PHP	11/21/2013	HSB	PHP	(17,772)	(408)	—
USD/PLN	12/18/2013	BOA	PLN	(4,075)	(1,299)	(14)
USD/PLN	12/18/2013	BOA	PLN	(9,939)	(3,168)	(6)
USD/PLN	12/18/2013	HSB	PLN	(8,760)	(2,792)	(20)
USD/RUB	10/07/2013	CSI	RUB	(84,835)	(2,616)	(86)
USD/RUB	10/10/2013	CGM	RUB	(8,316)	(256)	1
USD/RUB	10/10/2013	CGM	RUB	(57,329)	(1,767)	(44)
USD/RUB	10/10/2013	CGM	RUB	(63,849)	(1,968)	(41)
USD/RUB	10/15/2013	CSI	RUB	(63,754)	(1,963)	(21)
USD/RUB	10/15/2013	DUB	RUB	(34,615)	(1,066)	(11)
USD/RUB	10/15/2013	JPM	RUB	(29,213)	(900)	(12)
USD/RUB	10/17/2013	UBS	RUB	(33,384)	(1,028)	—
USD/RUB	10/17/2013	UBS	RUB	(62,622)	(1,928)	32
USD/RUB	10/17/2013	HSB	RUB	(41,369)	(1,273)	(32)
USD/RUB	10/17/2013	CSI	RUB	(164,627)	(5,067)	14
USD/RUB	10/24/2013	CGM	RUB	(60,196)	(1,851)	33
USD/SGD	12/18/2013	SCB	SGD	(2,998)	(2,390)	(41)
USD/THB	10/31/2013	DUB	THB	(78,307)	(2,499)	5
USD/THB	10/31/2013	DUB	THB	(78,270)	(2,497)	1
USD/TRY	12/18/2013	SSB	TRY	(3,147)	(1,536)	6
USD/TRY	12/18/2013	BCL	TRY	(3,998)	(1,952)	(15)
USD/TRY	12/18/2013	JPM	TRY	(10,448)	(5,100)	(15)
USD/TRY	12/18/2013	SCB	TRY	(31,344)	(15,300)	(67)
USD/TRY	12/18/2013	RBS	TRY	(2,168)	(1,058)	6
USD/TRY	12/18/2013	SCB	TRY	(3,265)	(1,594)	48
USD/TRY	12/18/2013	SSB	TRY	(2,076)	(1,013)	27
USD/TRY	12/18/2013	BOA	TRY	(1,776)	(867)	18
USD/TRY	12/18/2013	JPM	TRY	(3,737)	(1,824)	2
USD/TRY	12/18/2013	RBS	TRY	(4,039)	(1,972)	(25)
USD/TRY	12/18/2013	HSB	TRY	(6,820)	(3,329)	34
USD/TRY	12/18/2013	CGM	TRY	(4,003)	(1,954)	(53)
USD/TRY	12/18/2013	JPM	TRY	(5,376)	(2,624)	(89)
USD/ZAR	12/18/2013	MLP	ZAR	(25,649)	(2,525)	45
USD/ZAR	12/18/2013	BCL	ZAR	(36,282)	(3,572)	(8)
USD/ZAR	12/18/2013	UBS	ZAR	(37,754)	(3,717)	(30)
USD/ZAR	12/18/2013	UBS	ZAR	(48,592)	(4,784)	99
USD/ZAR	12/18/2013	HSB	ZAR	(34,007)	(3,348)	74
USD/ZAR	12/18/2013	UBS	ZAR	(12,456)	(1,226)	34
USD/ZAR	12/18/2013	BOA	ZAR	(13,895)	(1,368)	23
ZAR/USD	12/18/2013	BCL	ZAR	19,429	1,913	(1)
ZAR/USD	12/18/2013	BCL	ZAR	39,092	3,848	(26)
ZAR/USD	12/18/2013	UBS	ZAR	19,613	1,931	(16)
ZAR/USD	12/18/2013	SSB	ZAR	421,410	41,486	757
ZAR/USD	12/18/2013	UBS	ZAR	37,905	3,731	(79)
ZAR/USD	12/18/2013	SCB	ZAR	18,409	1,812	(77)
ZAR/USD	12/18/2013	WBC	ZAR	36,368	3,580	(135)
ZAR/USD	12/18/2013	BCL	ZAR	20,015	1,970	(40)
ZAR/USD	12/18/2013	HSB	ZAR	19,771	1,946	(5)
					$112,629	$409
JNL/Ivy Asset Strategy Fund

USD/JPY	10/22/2013	MSC	JPY	(1,403,760)	$(14,283)	$(103)
USD/JPY	10/23/2013	MSC	JPY	(6,026,749)	(61,321)	(677)
USD/JPY	10/23/2013	DUB	JPY	(9,446,911)	(96,120)	(1,148)
USD/JPY	10/23/2013	BCL	JPY	(7,964,330)	(81,036)	(950)
					$(252,760)	$(2,878)
JNL/JPMorgan International Value Fund

AUD/JPY	11/27/2013	RBS	JPY	(180,291)	$(1,835)	$10
AUD/USD	11/27/2013	BNP	AUD	35,736	33,214	1,228
EUR/GBP	11/27/2013	BNP	GBP	(933)	(1,509)	(10)
EUR/JPY	11/27/2013	SSB	JPY	(183,990)	(1,872)	2
EUR/USD	11/27/2013	CSI	EUR	1,629	2,204	17
EUR/USD	11/27/2013	HSB	EUR	946	1,279	15
EUR/USD	11/27/2013	WBC	EUR	2,652	3,588	50
EUR/USD	11/27/2013	SSB	EUR	1,747	2,363	27
EUR/USD	11/27/2013	DUB	EUR	1,035	1,400	27
EUR/USD	11/27/2013	WBC	EUR	1,228	1,661	31
EUR/USD	11/27/2013	MSC	EUR	1,039	1,406	5
GBP/CHF	11/27/2013	SSB	CHF	(1,641)	(1,815)	9
GBP/JPY	11/27/2013	BNP	JPY	(154,018)	(1,567)	(5)
GBP/USD	11/27/2013	UBS	GBP	2,095	3,390	102
GBP/USD	11/27/2013	GSC	GBP	13,533	21,899	766
GBP/USD	11/27/2013	WBC	GBP	884	1,430	33
GBP/USD	11/27/2013	SGB	GBP	1,220	1,974	26
JPY/USD	11/27/2013	BCL	JPY	282,437	2,874	(12)
JPY/USD	11/27/2013	UBS	JPY	156,972	1,597	(6)
JPY/USD	11/27/2013	SSB	JPY	278,038	2,830	7
NOK/USD	11/27/2013	GSC	NOK	6,329	1,050	12
NOK/USD	11/27/2013	BCL	NOK	8,904	1,478	(59)
SEK/USD	11/27/2013	RBS	SEK	40,805	6,341	103
SGD/USD	11/27/2013	BNP	SGD	11,433	9,114	180
USD/CAD	11/27/2013	BCL	CAD	(1,779)	(1,725)	(43)
USD/CHF	11/27/2013	BNP	CHF	(1,716)	(1,898)	(53)
USD/CHF	11/27/2013	RBS	CHF	(1,393)	(1,541)	(45)
USD/CHF	11/27/2013	CSI	CHF	(1,214)	(1,342)	(32)
USD/CHF	11/27/2013	RBS	CHF	(8,329)	(9,214)	(192)
USD/EUR	11/27/2013	UBS	EUR	(21,779)	(29,468)	(355)
USD/EUR	11/27/2013	RBS	EUR	(1,317)	(1,783)	(47)
USD/EUR	11/27/2013	CSI	EUR	(4,490)	(6,076)	(85)
USD/EUR	11/27/2013	TDS	EUR	(897)	(1,214)	(30)
USD/EUR	11/27/2013	SGB	EUR	(1,577)	(2,134)	(4)
USD/GBP	11/27/2013	SGB	GBP	(1,288)	(2,085)	(14)
USD/GBP	11/27/2013	TDS	GBP	(755)	(1,222)	(39)
USD/HKD	11/27/2013	BCL	HKD	(11,516)	(1,485)	1
USD/HKD	11/27/2013	BNP	HKD	(48,543)	(6,260)	1
USD/JPY	11/27/2013	BNP	JPY	(884,575)	(9,002)	(48)
USD/JPY	11/27/2013	WBC	JPY	(117,413)	(1,195)	(14)
USD/JPY	11/27/2013	SSB	JPY	(294,522)	(2,997)	(32)
USD/JPY	11/27/2013	SSB	JPY	(185,406)	(1,887)	(3)
					$9,966	$1,524
JNL/Mellon Capital International Index Fund

AUD/USD	12/18/2013	CSI	AUD	262	$244	$(1)
AUD/USD	12/18/2013	CSI	AUD	264	245	(3)
AUD/USD	12/18/2013	BOA	AUD	4,569	4,240	18
AUD/USD	12/18/2013	RBC	AUD	262	243	2
AUD/USD	12/18/2013	BOA	AUD	526	488	—
AUD/USD	12/18/2013	BOA	AUD	131	122	(2)
AUD/USD	12/18/2013	CSI	AUD	133	123	(1)
AUD/USD	12/18/2013	RBC	AUD	265	246	1
EUR/USD	12/18/2013	BCL	EUR	7,213	9,760	189
EUR/USD	12/18/2013	BOA	EUR	2,611	3,533	68
EUR/USD	12/18/2013	CSI	EUR	549	743	1
EUR/USD	12/18/2013	CSI	EUR	204	276	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Mellon Capital International Index Fund (continued)

EUR/USD	12/18/2013	RBC	EUR	466	$630	$(1)
EUR/USD	12/18/2013	CCI	EUR	286	387	7
EUR/USD	12/18/2013	CCI	EUR	114	155	3
EUR/USD	12/18/2013	BOA	EUR	230	310	3
EUR/USD	12/18/2013	BOA	EUR	868	1,175	15
EUR/USD	12/18/2013	BOA	EUR	29	39	1
EUR/USD	12/18/2013	CCI	EUR	231	313	—
EUR/USD	12/18/2013	CSI	EUR	146	197	—
GBP/USD	12/18/2013	CSI	GBP	328	531	4
GBP/USD	12/18/2013	RBC	GBP	392	634	4
GBP/USD	12/18/2013	CCI	GBP	132	213	4
GBP/USD	12/18/2013	CCI	GBP	198	320	5
GBP/USD	12/18/2013	RBC	GBP	729	1,179	21
GBP/USD	12/18/2013	BOA	GBP	66	106	1
GBP/USD	12/18/2013	RBC	GBP	8,131	13,156	315
GBP/USD	12/18/2013	RBC	GBP	263	425	10
GBP/USD	12/18/2013	BOA	GBP	326	528	3
GBP/USD	12/18/2013	CSI	GBP	391	633	7
GBP/USD	12/18/2013	CSI	GBP	198	320	4
JPY/USD	12/18/2013	CCI	JPY	35,490	361	4
JPY/USD	12/18/2013	BOA	JPY	35,370	360	2
JPY/USD	12/18/2013	CSI	JPY	24,240	247	3
JPY/USD	12/18/2013	CSI	JPY	24,210	246	2
JPY/USD	12/18/2013	RBC	JPY	12,290	125	—
JPY/USD	12/18/2013	BOA	JPY	82,530	840	8
JPY/USD	12/18/2013	BOA	JPY	23,750	242	3
JPY/USD	12/18/2013	CSI	JPY	35,625	363	5
JPY/USD	12/18/2013	CSI	JPY	946,491	9,634	182
USD/AUD	12/18/2013	RBC	AUD	(263)	(244)	2
USD/EUR	12/18/2013	BOA	EUR	(320)	(433)	(1)
USD/EUR	12/18/2013	CCI	EUR	(314)	(425)	(8)
USD/EUR	12/18/2013	BOA	EUR	(376)	(509)	(2)
USD/GBP	12/18/2013	CCI	GBP	(198)	(320)	(8)
USD/GBP	12/18/2013	BOA	GBP	(326)	(528)	(7)
USD/GBP	12/18/2013	RBC	GBP	(262)	(423)	(4)
USD/JPY	12/18/2013	CCI	JPY	(35,475)	(361)	(7)
USD/JPY	12/18/2013	BOA	JPY	(72,630)	(739)	(4)
USD/JPY	12/18/2013	BOA	JPY	(24,170)	(246)	(1)
					$49,704	$847
JNL/Mellon Capital Global Alpha Fund

AUD/USD	12/18/2013	DUB	AUD	189	$175	$(1)
AUD/USD	12/18/2013	BCL	AUD	717	665	(5)
AUD/USD	12/18/2013	RBS	AUD	1,207	1,121	(8)
AUD/USD	12/18/2013	CCI	AUD	3,145	2,919	(17)
AUD/USD	12/18/2013	BOA	AUD	1,132	1,051	(7)
AUD/USD	12/18/2013	RBC	AUD	528	490	(4)
AUD/USD	12/18/2013	BOA	AUD	10,591	9,830	(4)
AUD/USD	12/18/2013	BCL	AUD	5,445	5,054	(7)
CAD/USD	12/18/2013	BCL	CAD	5,395	5,227	10
CAD/USD	12/18/2013	UBS	CAD	10,929	10,589	59
CAD/USD	12/18/2013	UBS	CAD	1,644	1,593	8
CAD/USD	12/18/2013	BOA	CAD	9,050	8,769	12
CHF/USD	12/18/2013	BOA	CHF	11,401	12,615	287
CHF/USD	12/18/2013	BCL	CHF	6,940	7,679	174
CHF/USD	12/18/2013	CCI	CHF	14,862	16,445	130
EUR/USD	12/18/2013	UBS	EUR	897	1,213	24
EUR/USD	12/18/2013	UBS	EUR	135	183	4
EUR/USD	12/18/2013	BOA	EUR	30,584	41,384	534
EUR/USD	12/18/2013	BCL	EUR	17,806	24,094	319
EUR/USD	12/18/2013	CCI	EUR	9,656	13,066	18
EUR/USD	12/18/2013	RBS	EUR	716	968	3
EUR/USD	12/18/2013	DUB	EUR	112	151	—
EUR/USD	12/18/2013	BOA	EUR	671	908	3
EUR/USD	12/18/2013	BCL	EUR	425	575	2
EUR/USD	12/18/2013	RBC	EUR	313	424	1
GBP/USD	12/18/2013	GSC	GBP	39,649	64,151	1,817
GBP/USD	12/18/2013	UBS	GBP	786	1,272	36
GBP/USD	12/18/2013	BNP	GBP	23,764	38,450	1,182
GBP/USD	12/18/2013	DUB	GBP	14,857	24,038	739
GBP/USD	12/18/2013	UBS	GBP	5,225	8,454	242
GBP/USD	12/18/2013	RBC	GBP	13,216	21,384	512
JPY/USD	12/18/2013	BCL	JPY	134,952	1,374	9
NOK/USD	12/18/2013	BCL	NOK	42,162	6,991	(99)
NOK/USD	12/18/2013	UBS	NOK	40,539	6,722	(98)
NOK/USD	12/18/2013	HSB	NOK	24,762	4,106	(55)
NOK/USD	12/18/2013	UBS	NOK	6,099	1,011	(15)
NOK/USD	12/18/2013	RBC	NOK	2,531	420	(3)
NOK/USD	12/18/2013	BOA	NOK	5,423	899	(4)
NOK/USD	12/18/2013	DUB	NOK	904	150	(1)
NOK/USD	12/18/2013	BCL	NOK	3,434	569	(5)
NOK/USD	12/18/2013	RBS	NOK	5,784	959	(7)
NZD/USD	12/18/2013	BOA	NZD	19,033	15,723	557
NZD/USD	12/18/2013	CCI	NZD	11,430	9,442	307
NZD/USD	12/18/2013	SCB	NZD	23,524	19,433	603
SEK/USD	12/18/2013	HSB	SEK	30,906	4,800	92
SEK/USD	12/18/2013	GSC	SEK	96,699	15,019	354
SEK/USD	12/18/2013	BCL	SEK	96,699	15,019	356
SEK/USD	12/18/2013	UBS	SEK	33,513	5,205	99
SEK/USD	12/18/2013	BOA	SEK	121,763	18,912	350
USD/AUD	12/18/2013	UBS	AUD	(934)	(866)	(4)
USD/AUD	12/18/2013	UBS	AUD	(6,205)	(5,760)	(28)
USD/AUD	12/18/2013	CCI	AUD	(23,451)	(21,766)	(101)
USD/AUD	12/18/2013	BOA	AUD	(19,392)	(17,999)	(97)
USD/AUD	12/18/2013	BOA	AUD	(13,529)	(12,558)	(53)
USD/CAD	12/18/2013	BCL	CAD	(614)	(595)	—
USD/CAD	12/18/2013	RBC	CAD	(452)	(438)	—
USD/CAD	12/18/2013	BOA	CAD	(48,329)	(46,827)	(300)
USD/CAD	12/18/2013	CCI	CAD	(17,210)	(16,675)	(72)
USD/CAD	12/18/2013	BOA	CAD	(969)	(939)	—
USD/CAD	12/18/2013	RBS	CAD	(1,034)	(1,002)	—
USD/CAD	12/18/2013	BNP	CAD	(14,513)	(14,062)	(39)
USD/CAD	12/18/2013	DUB	CAD	(162)	(157)	—
USD/CHF	12/18/2013	CCI	CHF	(13,823)	(15,295)	(449)
USD/CHF	12/18/2013	DUB	CHF	(8,782)	(9,718)	(315)
USD/CHF	12/18/2013	BCL	CHF	(16,257)	(17,988)	(589)
USD/CHF	12/18/2013	UBS	CHF	(12,333)	(13,646)	(442)
USD/EUR	12/18/2013	BNP	EUR	(20,057)	(27,140)	(619)
USD/EUR	12/18/2013	RBS	EUR	(17,040)	(23,057)	(523)
USD/EUR	12/18/2013	UBS	EUR	(13,552)	(18,338)	(355)
USD/EUR	12/18/2013	DUB	EUR	(15,221)	(20,596)	(397)
USD/EUR	12/18/2013	CCI	EUR	(14,704)	(19,896)	(378)
USD/EUR	12/18/2013	BCL	EUR	(41,347)	(55,947)	(1,081)
USD/EUR	12/18/2013	BOA	EUR	(14,969)	(20,254)	(391)
USD/GBP	12/18/2013	CCI	GBP	(6,042)	(9,776)	(115)
USD/GBP	12/18/2013	DUB	GBP	(46)	(74)	(1)
USD/GBP	12/18/2013	RBC	GBP	(128)	(207)	(2)
USD/GBP	12/18/2013	RBS	GBP	(292)	(472)	(5)
USD/GBP	12/18/2013	BCL	GBP	(173)	(280)	(3)
USD/GBP	12/18/2013	BOA	GBP	(274)	(443)	(5)
USD/GBP	12/18/2013	BOA	GBP	(17,738)	(28,700)	(453)
USD/GBP	12/18/2013	BCL	GBP	(10,031)	(16,230)	(222)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Mellon Capital Global Alpha Fund (continued)

USD/JPY	12/18/2013	CCI	JPY	(146,909)	$(1,495)	$(28)
USD/NOK	12/18/2013	BOA	NOK	(41,416)	(6,867)	131
USD/NOK	12/18/2013	BCL	NOK	(19,541)	(3,240)	60
USD/NZD	12/18/2013	RBC	NZD	(511)	(422)	(1)
USD/NZD	12/18/2013	UBS	NZD	(7,337)	(6,061)	(191)
USD/NZD	12/18/2013	UBS	NZD	(1,104)	(912)	(29)
USD/NZD	12/18/2013	BOA	NZD	(12,929)	(10,680)	(168)
USD/NZD	12/18/2013	CCI	NZD	(7,885)	(6,514)	40
USD/NZD	12/18/2013	BOA	NZD	(1,096)	(905)	(4)
USD/NZD	12/18/2013	DUB	NZD	(183)	(151)	(1)
USD/NZD	12/18/2013	BCL	NZD	(694)	(573)	(1)
USD/NZD	12/18/2013	RBS	NZD	(1,169)	(966)	(3)
USD/NZD	12/18/2013	BCL	NZD	(8,774)	(7,248)	(84)
USD/SEK	12/18/2013	BOA	SEK	(91,597)	(14,227)	(144)
USD/SEK	12/18/2013	CCI	SEK	(22,427)	(3,483)	28
USD/SEK	12/18/2013	RBS	SEK	(9,182)	(1,426)	7
USD/SEK	12/18/2013	DUB	SEK	(1,435)	(223)	1
USD/SEK	12/18/2013	BOA	SEK	(8,608)	(1,337)	3
USD/SEK	12/18/2013	RBC	SEK	(4,017)	(624)	3
USD/SEK	12/18/2013	BCL	SEK	(5,452)	(847)	4
USD/SEK	12/18/2013	BCL	SEK	(50,556)	(7,852)	(49)
					$(62,063)	$1,038
JNL/PIMCO Real Return Fund

AUD/USD	10/02/2013	CIT	AUD	13,595	$12,683	$431
BRL/USD	10/02/2013	MSC	BRL	19,301	8,709	715
BRL/USD	11/04/2013	MSC	BRL	19,301	8,636	183
INR/USD	10/17/2013	UBS	INR	997,919	15,864	(731)
JPY/USD	10/17/2013	BOA	JPY	740,445	7,534	45
USD/AUD	10/02/2013	BOA	AUD	(40,456)	(37,741)	(1,589)
USD/AUD	11/04/2013	DUB	AUD	(26,861)	(25,000)	115
USD/BRL	10/02/2013	MSC	BRL	(19,301)	(8,709)	(197)
USD/EUR	10/02/2013	CIT	EUR	(64,175)	(86,819)	(1,239)
USD/EUR	10/02/2013	CIT	EUR	(3,038)	(4,110)	(55)
USD/EUR	11/04/2013	UBS	EUR	(67,213)	(90,937)	(293)
USD/EUR	11/04/2013	BCL	EUR	(723)	(978)	(4)
USD/INR	10/17/2013	BCL	INR	(50,547)	(804)	27
USD/INR	10/17/2013	UBS	INR	(45,133)	(718)	23
USD/INR	10/17/2013	BCL	INR	(125,480)	(1,995)	77
USD/INR	10/17/2013	BCL	INR	(67,200)	(1,068)	52
USD/INR	10/17/2013	DUB	INR	(74,988)	(1,192)	58
USD/INR	10/17/2013	JPM	INR	(20,503)	(326)	10
USD/INR	10/17/2013	DUB	INR	(35,706)	(568)	16
USD/INR	10/17/2013	JPM	INR	(54,722)	(870)	36
USD/INR	10/17/2013	BCL	INR	(47,909)	(762)	8
USD/INR	10/17/2013	BCL	INR	(25,165)	(400)	12
USD/INR	10/17/2013	UBS	INR	(106,107)	(1,687)	68
USD/INR	10/17/2013	DUB	INR	(48,872)	(777)	32
USD/INR	10/17/2013	BCL	INR	(18,528)	(295)	9
USD/INR	10/17/2013	DUB	INR	(28,533)	(454)	12
USD/INR	10/17/2013	BCL	INR	(39,775)	(632)	25
USD/INR	10/17/2013	UBS	INR	(165,170)	(2,626)	98
USD/INR	10/17/2013	DUB	INR	(12,453)	(198)	8
USD/JPY	10/17/2013	CIT	JPY	(12,800)	(130)	—
USD/JPY	10/17/2013	JPM	JPY	(759,800)	(7,731)	(38)
USD/JPY	10/28/2013	BCL	JPY	(7,310,000)	(74,380)	846
USD/MXN	12/17/2013	JPM	MXN	(349,716)	(26,550)	(173)
USD/NZD	10/02/2013	UBS	NZD	(2,878)	(2,390)	(104)
					$(327,421)	$(1,517)
JNL/PIMCO Total Return Bond Fund

BRL/USD	10/02/2013	MSC	BRL	58,792	$26,527	$599
BRL/USD	11/04/2013	CSI	BRL	59,015	26,404	987
CAD/USD	12/23/2013	UBS	CAD	2,707	2,623	3
CAD/USD	12/23/2013	CIT	CAD	2,594	2,513	(17)
CAD/USD	12/23/2013	CSI	CAD	1,909	1,849	(2)
EUR/USD	10/02/2013	CIT	EUR	57,908	78,341	1,118
EUR/USD	10/02/2013	JPM	EUR	812	1,098	18
EUR/USD	11/04/2013	UBS	EUR	8,476	11,468	37
MXN/USD	12/17/2013	JPM	MXN	20,702	1,572	10
USD/BRL	10/02/2013	MSC	BRL	(58,792)	(26,527)	(2,179)
USD/BRL	11/04/2013	MSC	BRL	(58,792)	(26,527)	(781)
USD/CAD	12/23/2013	CIT	CAD	(82,854)	(80,269)	506
USD/EUR	10/02/2013	BOA	EUR	(2,572)	(3,480)	(92)
USD/EUR	10/02/2013	UBS	EUR	(11,544)	(15,617)	(203)
USD/EUR	10/02/2013	CSI	EUR	(22,584)	(30,553)	2
USD/EUR	10/02/2013	CSI	EUR	(13,544)	(18,323)	1
USD/EUR	11/04/2013	JPM	EUR	(45,956)	(62,177)	(200)
USD/EUR	11/04/2013	JPM	EUR	(31,828)	(43,062)	(139)
USD/EUR	12/16/2013	BOA	EUR	(57,300)	(77,534)	(5,209)
USD/EUR	02/28/2014	CSI	EUR	(2,100)	(2,842)	(38)
USD/EUR	03/14/2014	BOA	EUR	(53,585)	(72,526)	(1,905)
USD/EUR	04/01/2014	CIT	EUR	(600)	(812)	(52)
USD/EUR	04/01/2014	BNP	EUR	(100)	(135)	(9)
USD/EUR	06/02/2014	BOA	EUR	(19,400)	(26,266)	(354)
USD/EUR	06/02/2014	CSI	EUR	(1,000)	(1,354)	(86)
USD/EUR	06/02/2014	BNP	EUR	(200)	(271)	(18)
USD/EUR	07/01/2014	BNP	EUR	(100)	(135)	(9)
USD/EUR	08/01/2014	BNP	EUR	(200)	(271)	(18)
USD/GBP	12/12/2013	CSI	GBP	(7,499)	(12,134)	(364)
USD/JPY	10/17/2013	CIT	JPY	(94,500)	(962)	(11)
USD/JPY	10/17/2013	BOA	JPY	(36,300)	(369)	(2)
USD/JPY	10/17/2013	UBS	JPY	(103,400)	(1,052)	(15)
					$(350,803)	$(8,422)
JNL/T.Rowe Price Short-Term Bond Fund

USD/MXN	11/19/2013	CSI	MXN	(127,060)	$(9,667)	$160

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	3-Month LIBOR	Receiving	0.49%	09/14/2015		1,050	$(1)
DUB	3-Month LIBOR	Receiving	0.49%	09/17/2015		1,400	(1)
DUB	3-Month LIBOR	Receiving	0.49%	09/17/2015		3,700	(2)
DUB	3-Month LIBOR	Paying	1.30%	08/17/2016		856	—
DUB	3-Month LIBOR	Paying	1.03%	09/27/2016		3,000	(10)
DUB	3-Month LIBOR	Paying	0.83%	09/27/2016		3,000	(16)
DUB	3-Month LIBOR	Paying	1.01%	09/27/2016		26,266	(94)
DUB	3-Month LIBOR	Paying	0.96%	09/28/2016		8,000	(32)
DUB	3-Month LIBOR	Paying	1.04%	09/28/2016		4,250	(14)
DUB	3-Month LIBOR	Paying	1.00%	09/28/2016		5,250	(19)
DUB	3-Month LIBOR	Paying	1.16%	09/14/2018		325	(6)
DUB	3-Month LIBOR	Paying	1.07%	09/17/2018		1,500	(33)
DUB	3-Month LIBOR	Paying	1.13%	09/17/2018		700	(13)
DUB	London-Interbank Offered Rate	Paying	0.76%	02/28/2016	GBP	5,282	47
DUB	London-Interbank Offered Rate	Receiving	1.40%	02/28/2019	GBP	2,115	(93)
GSI	3-Month LIBOR	Paying	1.00%	09/28/2016		35,186	(131)
JPM	3-Month LIBOR	Receiving	0.50%	09/17/2015		8,315	(8)
JPM	3-Month LIBOR	Paying	1.19%	09/17/2018		3,380	(54)
							$(480)
JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023		67,670	$(1,846)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043		38,670	(1,582)
							$(3,428)
JNL/Goldman Sachs Core Plus Bond Fund
BNP	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	35,730	$61
BOA	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	4,390	(44)
BOA	3-Month Canada Bankers Acceptance	Paying	2.74%	10/03/2025	CAD	4,500	(340)
BOA	3-Month Canada Bankers Acceptance	Receiving	2.83%	10/03/2035	CAD	2,600	380
BOA	3-Month Canada Bankers Acceptance	Receiving	3.23%	06/20/2043	CAD	400	20
BOA	Brazil Interbank Deposit Rate	Paying	10.39%	01/04/2016	BRL	28,910	(94)
CIT	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	3,530	36
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.50%	12/18/2018	NZD	2,890	33
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.00%	12/18/2023	NZD	530	20
CIT	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.00%	12/18/2023	NZD	1,480	23
CIT	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	23,400	(9)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	08/08/2023	KRW	5,431,490	(56)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	610,090	(10)
CSI	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(1)
CSI	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.50%	12/18/2018	NZD	4,390	115
CSI	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.00%	12/18/2023	NZD	390	15
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	4,860	(36)
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	4,220	42
DUB	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	1,630	(34)
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(183)
DUB	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	3.50%	12/18/2018	NZD	2,840	65
DUB	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.00%	12/18/2023	NZD	7,410	314
DUB	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	18,620	(23)
DUB	6-Month Norwegian Interbank Offered Rate	Paying	4.00%	12/20/2022	NOK	45,060	44
DUB	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	22,730	(10)
DUB	Brazil Interbank Deposit Rate	Paying	8.15%	01/02/2015	BRL	14,910	(143)
DUB	Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	(7)
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Receiving	4.00%	12/18/2023	NZD	530	21
JPM	6-Month Norwegian Interbank Offered Rate	Receiving	4.00%	12/20/2022	NOK	22,810	(19)
JPM	Brazil Interbank Deposit Rate	Paying	8.16%	01/02/2015	BRL	9,600	(91)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.42%	08/13/2023	KRW	1,600,360	(12)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.56%	08/19/2023	KRW	768,920	(15)
JPM	Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	(4)
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	596,300	(10)
RBC	3-Month Canada Bankers Acceptance	Receiving	3.00%	12/20/2022	CAD	10,450	(54)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	5,470	$52
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	5,190	(141)
RBC	3-Month Canada Bankers Acceptance	Paying	3.00%	12/20/2022	CAD	4,210	43
							$(52)
JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month South African Johannesburg Interbank Rate	Paying	6.25%	01/15/2020	ZAR	43,900	$(251)
BBP	3-Month South African Johannesburg Interbank Rate	Paying	7.15%	05/29/2023	ZAR	14,460	(80)
BBP	Brazil Interbank Deposit Rate	Paying	10.30%	01/04/2016	BRL	6,680	(27)
BBP	Brazil Interbank Deposit Rate	Paying	9.60%	01/02/2017	BRL	23,590	(399)
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.30%	09/18/2022	KRW	11,385,580	124
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.23%	11/29/2022	KRW	7,492,420	108
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.00%	05/30/2023	KRW	1,030,660	26
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.19%	06/19/2023	KRW	1,754,880	19
BBP	Kuala Lumpur Interbank Offered Rate	Paying	3.38%	04/08/2018	MYR	34,500	(114)
BBP	Mexican Interbank Rate	Paying	5.62%	05/12/2023	MXN	11,420	(65)
BBP	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	325,250	(970)
BOA	Brazil Interbank Deposit Rate	Paying	10.01%	01/04/2016	BRL	34,200	(224)
BOA	Brazil Interbank Deposit Rate	Paying	8.01%	01/04/2016	BRL	6,300	(135)
BOA	Brazil Interbank Deposit Rate	Paying	10.69%	01/02/2017	BRL	15,820	(73)
BOA	Chilean Interbank Rate	Receiving	4.98%	09/25/2018	CLP	1,723,870	1
BOA	Chilean Interbank Rate	Receiving	5.36%	06/07/2023	CLP	563,340	3
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/13/2022	KRW	21,708,000	380
BOA	Mexican Interbank Rate	Paying	6.65%	05/31/2023	MXN	22,070	12
BOA	Mexican Interbank Rate	Paying	9.30%	04/22/2027	MXN	199,320	(37)
BOA	Mexican Interbank Rate	Paying	8.59%	09/03/2027	MXN	78,980	(144)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.50%	05/31/2018	ZAR	29,580	(64)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	(140)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	7.16%	05/29/2023	ZAR	13,390	(73)
CIT	Chilean Interbank Rate	Receiving	5.01%	09/30/2018	CLP	773,210	(2)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.46%	09/02/2023	KRW	3,136,040	(33)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.52%	09/10/2023	KRW	5,286,990	(80)
CIT	Mexican Interbank Rate	Paying	6.23%	06/01/2023	MXN	13,050	(26)
CSI	Chilean Interbank Rate	Receiving	5.28%	07/22/2023	CLP	433,950	8
CSI	Mexican Interbank Rate	Paying	5.98%	05/22/2023	MXN	18,230	(65)
DUB	3-Month LIBOR	Receiving	1.64%	03/13/2019		2,500	6
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.52%	05/31/2018	ZAR	23,000	(48)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.53%	05/31/2018	ZAR	29,590	(61)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	7
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	9
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/04/2019	ZAR	70,980	(267)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.17%	05/29/2023	ZAR	13,010	(70)
DUB	Brazil Interbank Deposit Rate	Paying	10.34%	01/04/2016	BRL	16,970	(73)
DUB	Brazil Interbank Deposit Rate	Paying	10.16%	01/04/2016	BRL	22,580	(119)
DUB	Brazil Interbank Deposit Rate	Paying	8.28%	01/04/2016	BRL	48,440	(951)
DUB	Brazil Interbank Deposit Rate	Paying	10.37%	01/04/2016	BRL	16,960	(68)
DUB	Brazil Interbank Deposit Rate	Paying	10.35%	01/04/2016	BRL	30,020	(126)
DUB	Brazil Interbank Deposit Rate	Paying	8.64%	01/04/2016	BRL	34,710	(599)
DUB	Brazil Interbank Deposit Rate	Paying	9.28%	01/04/2016	BRL	4,500	(54)
DUB	Brazil Interbank Deposit Rate	Paying	10.67%	01/02/2017	BRL	12,060	(51)
DUB	Brazil Interbank Deposit Rate	Paying	9.34%	01/04/2021	BRL	7,260	(252)
DUB	Chilean Interbank Rate	Receiving	5.01%	09/27/2018	CLP	1,018,060	(2)
DUB	Chilean Interbank Rate	Receiving	5.33%	06/12/2023	CLP	322,810	3
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	143
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.32%	09/18/2022	KRW	11,385,580	116
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.39%	01/08/2023	KRW	18,000,000	153
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.00%	05/30/2023	KRW	517,530	13
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.34%	07/05/2023	KRW	3,423,190	(7)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.48%	08/05/2023	KRW	3,680,190	(47)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.59%	08/26/2023	KRW	7,516,130	(157)
DUB	Mexican Interbank Rate	Paying	6.26%	06/01/2023	MXN	26,670	(48)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
DUB	Mexican Interbank Rate	Paying	9.29%	04/22/2027	MXN	73,030	$(15)
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	(114)
DUB	Taiwan Secondary Commercial Papers - 90 Days	Receiving	1.03%	09/12/2017	TWD	221,580	51
HSB	Korean Won 3-Month Certificate of Deposit	Receiving	3.18%	06/19/2023	KRW	3,850,000	45
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	50
JPM	Brazil Interbank Deposit Rate	Receiving	9.04%	01/02/2017	BRL	9,920	207
JPM	Chilean Interbank Rate	Receiving	5.35%	06/19/2023	CLP	658,680	4
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.22%	11/29/2022	KRW	8,776,350	128
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	(29)
JPM	Mexican Interbank Rate	Receiving	5.16%	04/27/2023	MXN	26,450	225
JPM	Mexican Interbank Rate	Paying	5.63%	05/12/2023	MXN	17,140	(96)
JPM	Mexican Interbank Rate	Paying	5.99%	05/22/2023	MXN	18,230	(64)
JPM	Mexican Interbank Rate	Paying	6.03%	05/25/2023	MXN	18,900	(62)
JPM	Mexican Interbank Rate	Paying	6.32%	05/30/2023	MXN	39,500	(55)
JPM	Mexican Interbank Rate	Receiving	6.43%	07/07/2023	MXN	47,450	41
JPM	Mexican Interbank Rate	Paying	6.89%	08/04/2023	MXN	8,450	16
JPM	Taiwan Secondary Commercial Papers - 90 Days	Receiving	0.93%	07/27/2017	TWD	280,600	95
MSC	3-Month Poland Warsaw Interbank Rate	Paying	3.67%	09/02/2015	PLN	26,390	22
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.41%	07/11/2023	KRW	4,007,570	(30)
							$(4,452)
JNL/PIMCO Real Return Fund
BBP	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	29,000	$46
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		22,600	10
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		20,600	22
BNP	France CPI Excluding Tobacco	Paying	2.00%	09/01/2016	EUR	8,000	292
BNP	France CPI Excluding Tobacco	Paying	1.95%	09/01/2017	EUR	25,200	914
BNP	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	4,800	(158)
BNP	France CPI Excluding Tobacco	Paying	2.10%	07/25/2021	EUR	6,900	337
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		21,500	(488)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	(220)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		11,000	(238)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	(240)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	(216)
BOA	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	8,300	63
CIT	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	2,100	39
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	(344)
CSI	France CPI Excluding Tobacco	Paying	1.95%	09/01/2017	EUR	1,600	49
CSI	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	1,700	55
CSI	France CPI Excluding Tobacco	Paying	1.95%	07/25/2021	EUR	29,500	107
DUB	Brazil Interbank Deposit Rate	Paying	8.49%	01/02/2015	BRL	41,500	(268)
DUB	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	6,000	71
DUB	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	5,000	84
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	(255)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		8,800	(332)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		2,300	(54)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023		11,800	(129)
JPM	France CPI Excluding Tobacco	Paying	2.10%	07/25/2021	EUR	1,000	50
MSS	Brazil Interbank Deposit Rate	Paying	8.22%	01/02/2017	BRL	31,900	(935)
MSS	France CPI Excluding Tobacco	Paying	2.15%	04/01/2021	EUR	2,300	86
UBS	Brazil Interbank Deposit Rate	Paying	8.56%	01/02/2015	BRL	67,700	(421)
UBS	Brazil Interbank Deposit Rate	Paying	8.56%	01/02/2015	BRL	106,200	(741)
UBS	Brazil Interbank Deposit Rate	Paying	8.15%	01/02/2017	BRL	50,600	(1,492)
							$(4,306)
JNL/PIMCO Total Return Bond Fund
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	$151
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	49
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	8,000	15
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	65,000	123
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	40,000	101

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000	$100
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,000	29
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000	8
BBP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—
BBP	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	—
BOA	Brazil Interbank Deposit Rate	Paying	8.86%	01/02/2017	BRL	6,400	(128)
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	30,000	48
BOA	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	100	—
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	5,000	(114)
DUB	Brazil Interbank Deposit Rate	Paying	9.13%	01/02/2017	BRL	3,200	(69)
DUB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	100	—
JPM	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	93,000	74
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	200	—
JPM	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	100	—
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	17,000	32
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	19,000	48
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	49
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	8
MSS	Brazil Interbank Deposit Rate	Paying	9.14%	01/02/2017	BRL	4,000	(91)
MSS	Brazil Interbank Deposit Rate	Paying	8.64%	01/02/2017	BRL	3,200	(68)
MSS	Mexican Interbank Rate	Paying	5.00%	06/11/2018	MXN	176,000	159
MSS	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	200	(1)
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	5,000	(112)
UBS	Brazil Interbank Deposit Rate	Paying	8.90%	01/02/2017	BRL	5,600	(111)
UBS	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	13,000	24
							$324

Centrally Cleared Interest Rate Swap Agreements

JNL/BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Paying	1.46%	09/28/2016		4,500	$4
N/A	3-Month LIBOR	Paying	2.54%	08/28/2019		12,824	246
N/A	3-Month LIBOR	Receiving	1.28%	08/28/2016		32,061	(224)
N/A	3-Month LIBOR	Receiving	1.30%	08/28/2016		32,059	(236)
N/A	3-Month LIBOR	Paying	2.55%	08/28/2019		12,824	252
N/A	3-Month LIBOR	Paying	1.78%	09/27/2016		4,572	18
							$60
JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	1.75%	12/18/2018	CAD	10,450	$(25)
N/A	3-Month Canada Bankers Acceptance	Paying	2.25%	12/18/2023	CAD	2,100	(1)
N/A	3-Month Canada Bankers Acceptance	Paying	1.94%	07/24/2016	CAD	92,300	226
N/A	3-Month Canada Bankers Acceptance	Receiving	3.25%	07/24/2024	CAD	20,800	(37)
N/A	3-Month LIBOR	Receiving	1.50%	12/18/2020		106,200	2,028
N/A	3-Month LIBOR	Paying	2.00%	12/18/2023		5,120	88
N/A	3-Month LIBOR	Paying	1.00%	12/18/2018		10,890	(42)
N/A	3-Month LIBOR	Receiving	3.00%	12/18/2043		26,900	3,300
N/A	3-Month LIBOR	Receiving	2.50%	12/18/2028		42,100	1,897
N/A	3-Month LIBOR	Paying	0.50%	12/18/2016		60,900	(171)
N/A	3-Month LIBOR	Paying	0.50%	12/18/2015		109,200	178
N/A	3-Month LIBOR	Receiving	0.97%	07/24/2016		73,900	(175)
N/A	3-Month LIBOR	Paying	3.10%	07/24/2024		16,700	111
N/A	3-Month LIBOR	Receiving	5.00%	08/01/2025		37,300	182
N/A	3-Month LIBOR	Receiving	5.00%	08/01/2030		11,800	(163)
N/A	3-Month LIBOR	Paying	3.25%	08/15/2019		44,200	368
N/A	3-Month LIBOR	Receiving	3.00%	08/15/2021		22,900	(356)
N/A	3-Month LIBOR	Receiving	3.10%	08/27/2021		1,800	(51)
N/A	3-Month LIBOR	Receiving	3.13%	08/27/2021		1,800	(55)
N/A	3-Month LIBOR	Paying	3.56%	08/29/2019		3,600	58
N/A	3-Month LIBOR	Paying	3.52%	08/29/2019		3,600	54
N/A	3-Month LIBOR	Receiving	0.65%	09/26/2015		80,340	(26)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	5.75%	12/19/2023	NZD	4,040	$40
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	4.00%	12/18/2023	AUD	70	(1)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.20%	09/05/2015	AUD	41,900	93
N/A	6-Month EURIBOR	Paying	1.75%	12/18/2023	EUR	8,130	(153)
N/A	6-Month EURIBOR	Paying	1.00%	12/18/2018	EUR	32,800	251
N/A	6-Month EURIBOR	Paying	0.85%	06/27/2015	EUR	49,960	43
N/A	6-Month EURIBOR	Receiving	1.10%	07/27/2016	EUR	79,780	(103)
N/A	6-Month EURIBOR	Paying	1.60%	07/27/2018	EUR	67,540	205
N/A	6-Month EURIBOR	Receiving	1.95%	07/27/2020	EUR	26,760	(62)
N/A	6-Month EURIBOR	Paying	0.75%	08/06/2015	EUR	20,430	27
N/A	6-Month EURIBOR	Paying	0.80%	08/18/2015	EUR	62,790	102
N/A	6-Month EURIBOR	Paying	3.25%	12/19/2023	EUR	50	1
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	4.04%	08/09/2023	PLN	2,260	9
N/A	6-Month Poland Warsaw Interbank Rate	Receiving	4.20%	08/16/2023	PLN	1,150	—
N/A	British Bankers’ Association Swiss Franc LIBOR	Paying	2.50%	12/19/2023	CHF	8,170	31
N/A	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/20/2022	JPY	4,568,535	(210)
N/A	British Bankers’ Association Yen LIBOR	Paying	0.61%	04/24/2020	JPY	1,370,290	(14)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.03%	04/24/2025	JPY	2,191,980	219
N/A	British Bankers’ Association Yen LIBOR	Paying	1.48%	04/24/2030	JPY	1,126,210	(158)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.65%	05/09/2025	JPY	3,158,000	(217)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.88%	05/09/2027	JPY	1,937,000	207
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.75%	12/18/2023	JPY	524,670	(81)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.28%	08/18/2015	JPY	15,340,310	(45)
N/A	London-Interbank Offered Rate	Receiving	3.00%	12/20/2022	GBP	9,040	160
N/A	London-Interbank Offered Rate	Receiving	2.00%	12/18/2023	GBP	3,750	(3)
N/A	London-Interbank Offered Rate	Paying	1.00%	12/18/2018	GBP	23,580	(7)
N/A	London-Interbank Offered Rate	Paying	2.24%	07/18/2021	GBP	21,840	(196)
N/A	London-Interbank Offered Rate	Receiving	2.70%	07/18/2024	GBP	14,030	83
N/A	London-Interbank Offered Rate	Receiving	0.93%	07/18/2016	GBP	15,900	80
N/A	Stockholm Interbank Offered Rate	Receiving	1.75%	12/18/2018	SEK	37,300	36
N/A	Stockholm Interbank Offered Rate	Paying	2.25%	12/18/2023	SEK	730	(3)
							$7,722
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month LIBOR	Paying	2.00%	12/18/2023		17,600	$705
N/A	3-Month LIBOR	Paying	1.00%	12/18/2018		118,000	(1,811)
N/A	3-Month LIBOR	Receiving	2.50%	12/18/2028		15,700	38
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.51%	08/20/2023	ZAR	23,910	85
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.52%	08/21/2023	ZAR	10,200	37
N/A	3-Month Poland Warsaw Interbank Rate	Paying	3.63%	08/29/2015	PLN	41,010	29
N/A	3-Month Poland Warsaw Interbank Rate	Paying	3.67%	08/29/2015	PLN	39,900	33
N/A	3-Month Poland Warsaw Interbank Rate	Paying	3.63%	09/03/2015	PLN	23,690	16
							$(868)
JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Paying	2.75%	06/19/2043		68,100	$7,879
N/A	3-Month LIBOR	Paying	3.50%	12/18/2043		41,600	(656)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	3,940,000	(270)
							$6,953
JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Paying	1.50%	03/18/2016		1,546,900	$(1,738)
N/A	3-Month LIBOR	Paying	3.00%	09/21/2017		240,800	1,173
N/A	3-Month LIBOR	Paying	2.75%	06/19/2043		274,200	29,081
N/A	3-Month LIBOR	Paying	3.50%	12/18/2043		201,900	(4,361)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	9,780,000	(1,990)
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		183,100	(1,805)
							$20,360

(1)Notional amount is stated in USD unless otherwise noted.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
JPM	CDX.NA.HY-20	N/A	5.00%	06/20/2018	$4,993	$(292)	$(48)
JPM	CDX.NA.HY-20	N/A	5.00%	06/20/2018	2,520	(147)	(44)
JPM	CDX.NA.HY-20	N/A	5.00%	06/20/2018	2,367	(138)	(13)
JPM	CDX.NA.HY-20	N/A	5.00%	06/20/2018	2,367	(138)	(13)
JPM	CDX.NA.HY-20	N/A	5.00%	06/20/2018	5,207	(305)	(40)
JPM	CDX.NA.HY-20	N/A	5.00%	06/20/2018	4,788	(280)	(80)
					$22,242	$(1,300)	$(238)
Credit default swap agreements - sell protection(3)
GSI	CDX.NA.IG-20	N/A	1.00%	06/20/2018	$(750)	$9	$3
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	CDX.NA.IG-16	N/A	1.00%	06/20/2014	$4,225	$(27)	$(4)
DUB	CDX.NA.IG-16	N/A	1.00%	06/20/2014	18,900	(124)	(12)
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2014	26,100	(171)	(8)
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2014	24,700	(162)	(10)
					$73,925	$(484)	$(34)
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG-16	N/A	1.00%	06/20/2016	$(13,850)	$240	$222
DUB	CDX.NA.IG-16	N/A	1.00%	06/20/2016	(9,800)	170	145
JPM	CDX.NA.IG-16	N/A	1.00%	06/20/2016	(16,500)	286	237
BOA	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(4,500)	(139)	1
BOA	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(1,800)	(56)	7
BOA	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(4,700)	(146)	27
BOA	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(10,000)	(310)	(36)
BOA	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(1,000)	(31)	(6)
DUB	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(4,400)	(136)	12
DUB	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(1,800)	(56)	6
DUB	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(4,000)	(124)	4
MSC	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	(1,800)	(56)	(6)
					$(74,150)	$(358)	$613
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.HY-18	N/A	5.00%	06/20/2017	$(495)	$37	$54
BOA	CDX.NA.HY-18	N/A	5.00%	06/20/2017	(495)	37	46
MSC	CDX.NA.HY-18	N/A	5.00%	06/20/2017	(1,223)	91	124
MSC	CDX.NA.HY-18	N/A	5.00%	06/20/2017	(327)	24	39
MSC	CDX.NA.HY-18	N/A	5.00%	06/20/2017	(346)	26	47
BOA	CDX.NA.HY-19	N/A	5.00%	12/20/2017	(1,200)	85	111
					$(4,086)	$300	$421
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(18)	$(18)
DUB	Kinder Morgan Inc., 6.50% 09/01/2012	N/A	1.00%	03/20/2016	2,000	(12)	(58)
MSC	Kinder Morgan Inc., 6.50% 09/01/2012	N/A	1.00%	03/20/2016	3,000	(18)	(89)
DUB	Marsh & McLennan Companies, 09/15/2015	N/A	0.60%	09/20/2015	1,000	(8)	(9)
JPM	Pearson Plc, 5.70%, 06/01/2014	N/A	0.83%	06/20/2014	1,000	(5)	(6)
					$8,000	$(61)	$(180)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.44%	1.00%	09/20/2016	$(2,000)	$33	$2
DUB	CDX.EM-12	N/A	5.00%	12/20/2014	(1,500)	32	(31)
BBP	CDX.EM-13	N/A	5.00%	06/20/2015	(3,500)	107	(30)
DUB	CDX.EM-13	N/A	5.00%	06/20/2015	(12,100)	371	(388)
MSC	CDX.EM-13	N/A	5.00%	06/20/2015	(4,100)	126	(121)
GSI	CDX.NA.IG-9 30-100%	N/A	0.55%	12/20/2017	(1,447)	25	25
BOA	Citigroup Inc., 6.13%, 05/15/2018	0.61%	1.00%	09/20/2016	(4,900)	56	(2)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
MSS	CMBX.NA.AAA.4	N/A	0.35%	02/17/2051	$(6,408)	$(198)	$(30)
BOA	CMBX.NA.AAA.6	N/A	0.50%	05/11/2063	(2,700)	(115)	2
DUB	Export-Import Bank China, 4.88%, 07/21/2015	0.73%	1.00%	06/20/2017	(200)	2	10
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.12%	1.00%	03/20/2016	(15,500)	(46)	(18)
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.20%	1.00%	06/20/2016	(4,900)	(26)	(23)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.93%	1.00%	06/20/2015	(500)	1	3
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.93%	1.00%	06/20/2015	(2,000)	2	13
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.12%	1.00%	03/20/2016	(9,100)	(27)	(11)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.20%	1.00%	06/20/2016	(4,000)	(21)	(17)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.98%	1.00%	09/20/2015	(2,000)	1	10
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.26%	1.00%	09/20/2016	(1,500)	(11)	(6)
MLP	Federated Republic of Brazil, 12.25%, 03/06/2030	1.15%	1.95%	04/20/2016	(100)	2	3
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.93%	1.00%	06/20/2015	(600)	1	3
UBS	Federated Republic of Brazil, 12.25%, 03/06/2030	0.98%	1.00%	09/20/2015	(1,000)	—	4
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.53%	1.00%	09/20/2016	(3,900)	54	12
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.42%	1.00%	12/20/2015	(2,400)	31	56
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.42%	1.00%	12/20/2015	(2,400)	31	57
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.19%	4.80%	12/20/2013	(600)	6	7
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.19%	4.33%	12/20/2013	(800)	7	8
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.19%	4.90%	12/20/2013	(1,100)	12	13
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.40%	1.00%	09/20/2015	(2,300)	27	—
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.46%	1.00%	03/20/2016	(100)	1	5
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.50%	1.00%	06/20/2016	(100)	1	2
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.56%	1.00%	09/20/2016	(3,900)	51	1
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.27%	1.00%	06/20/2015	(1,000)	13	4
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.27%	1.00%	06/20/2015	(2,800)	35	13
BOA	Republic of Indonesia, 7.25%, 04/20/2015	1.63%	1.00%	09/20/2016	(2,600)	(48)	(20)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	1.27%	1.00%	09/20/2015	(500)	(3)	3
MSC	Republic of Indonesia, 7.25%, 04/20/2015	1.63%	1.00%	09/20/2016	(11,800)	(217)	356
UBS	Republic of Indonesia, 7.25%, 04/20/2015	1.63%	1.00%	09/20/2016	(1,000)	(18)	(8)
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.33%	0.25%	03/20/2016	(8,929)	(17)	41
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.33%	0.25%	09/20/2015	(15,017)	(23)	61
BBP	United Mexican States, 5.95%, 03/19/2019	1.07%	1.00%	03/20/2018	(14,000)	(45)	(74)
BNP	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	09/20/2017	(400)	—	9
BOA	United Mexican States, 7.50%, 04/08/2033	0.62%	1.00%	09/20/2015	(700)	5	5
CIT	United Mexican States, 7.50%, 04/08/2033	0.62%	1.00%	09/20/2015	(700)	5	10
DUB	United Mexican States, 7.50%, 04/08/2033	0.55%	1.00%	03/20/2015	(3,600)	24	59
DUB	United Mexican States, 7.50%, 04/08/2033	0.70%	1.00%	03/20/2016	(24,200)	180	244
DUB	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	09/20/2017	(3,200)	4	44
JPM	United Mexican States, 7.50%, 04/08/2033	0.70%	0.92%	03/20/2016	(500)	3	3
JPM	United Mexican States, 7.50%, 04/08/2033	0.78%	1.00%	09/20/2016	(900)	6	1
MSC	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	09/20/2017	(2,600)	3	36
					$(192,101)	$443	$346
JNL/WMC Balanced Fund
Credit default swap agreements - sell protection(3)
MSC	CMBX.NA.AAA.6	N/A	0.50%	05/11/2063	$(1,155)	$(49)	$6
MSC	CMBX.NA.AAA.6	N/A	0.50%	05/11/2063	(4,800)	(205)	(17)
					$(5,955)	$(254)	$(11)

Centrally Cleared Credit Default Swap Agreements

JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY-20	N/A	5.00%	06/20/2018	$5,397	$(318)	$(159)

Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG-20	N/A	1.00%	06/20/2018	$(1,375)	$17	$2

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG-21	N/A	1.00%	12/20/2018	$(58,800)	$523	$(73)

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

Schedule of Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
BCL	* Corn Future	N/A	12/13/2013		$(507)	$41
BCL	* Gold 100 Oz Future	N/A	12/27/2013		(1,048)	(14)
BCL	* ICE Brent Crude Oil Future	N/A	11/14/2013		7,531	(11)
BCL	* ICE Gas Oil Future	N/A	11/12/2013		2,033	(27)
BCL	* Lean Hogs Future	N/A	12/13/2013		2,727	(24)
BCL	* LME Aluminum Future	N/A	12/18/2013		(4,658)	(34)
BCL	* Natural Gas Future	N/A	10/29/2013		(3,169)	108
BCL	* Silver Future	N/A	12/27/2013		(3,626)	44
BCL	* Soybean Future	N/A	11/14/2013		1,623	(84)
BCL	* Wheat Future	N/A	12/13/2013		(10,270)	(586)
BCL	* WTI Crude Oil Future	N/A	10/22/2013		9,077	(379)
BOA	* Euro-Schatz Future	N/A	12/06/2013	EUR	(21,596)	(57)
BOA	* Swiss Market Index Future	N/A	12/20/2013	CHF	12,834	(2)
MSC	* H-SHARES Index Future	N/A	10/30/2013	HKD	29,198	(100)
MSC	* MSCI Taiwan Stock Index Future	N/A	10/30/2013		1,346	(25)
						$(1,150)
JNL/BlackRock Global Allocation Fund
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	117,920	$4
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	123,845	25
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	119,070	37
BNP	* SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	125,325	62
CIT	* KOSPI 200 Index Future	N/A	12/12/2013	KRW	5,179,840	(46)
CIT	* KOSPI 200 Index Future	N/A	12/12/2013	KRW	5,148,027	(17)
						$65
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	* Republic of Columbia, 7.25%, 06/15/2016	N/A	10/15/2013	COP	9,463,085	$(11)

(1)Notional amount is stated in USD unless otherwise noted.

* Swap agreement fair valued in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to the Schedules of Investments.

Income Tax Matters - As of September 30, 2013, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$842,733	$195,170	$(102)	$195,068
JNL/American Funds Global Bond Fund	470,321	—	(16,849)	(16,849)
JNL/American Funds Global Small Capitalization Fund	245,184	45,811	(4)	45,807
JNL/American Funds Growth-Income Fund	1,111,951	272,831	(187)	272,644
JNL/American Funds International Fund	417,597	59,100	(13)	59,087
JNL/American Funds New World Fund	531,852	52,058	(23)	52,035
JNL Institutional Alt 20 Fund	1,511,563	179,295	(16,337)	162,958
JNL Institutional Alt 35 Fund	2,096,366	232,187	(28,908)	203,279
JNL Institutional Alt 50 Fund	2,944,977	288,758	(51,613)	237,145
JNL Institutional Alt 65 Fund	737,558	60,171	(14,249)	45,922
JNL/American Funds Balanced Allocation Fund	350,121	28,320	(3,486)	24,834
JNL/American Funds Growth Allocation Fund	249,713	25,094	(1,152)	23,942
JNL Disciplined Moderate Fund	917,698	95,537	(9,893)	85,644
JNL Disciplined Moderate Growth Fund	1,017,877	136,211	(7,831)	128,380
JNL Disciplined Growth Fund	415,553	57,262	(2,557)	54,705
JNL/AQR Managed Futures Strategy Fund	414,022	7	—	6
JNL/BlackRock Commodity Securities Strategy Fund	1,331,731	225,982	(94,329)	131,653
JNL/BlackRock Global Allocation Fund	2,357,438	465,025	(297,987)	167,038
JNL/BlackRock Large Cap Select Growth Fund	768,623	70,624	(6,083)	64,541
JNL/Brookfield Global Infrastructure Fund	570,648	47,310	(5,686)	41,624

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Capital Guardian Global Balanced Fund	$431,636	$70,704	$(12,924)	$57,780
JNL/Capital Guardian Global Diversified Research Fund	321,357	106,482	(8,194)	98,288
JNL/DFA U.S. Core Equity Fund	347,812	69,725	(5,188)	64,537
JNL/Eagle SmallCap Equity Fund	1,371,964	365,923	(46,537)	319,386
JNL/Eastspring Investments Asia ex-Japan Fund	143,847	6,365	(18,245)	(11,880)
JNL/Eastspring Investments China-India Fund	387,109	24,670	(57,844)	(33,174)
JNL/Franklin Templeton Founding Strategy Fund	1,249,837	189,924	(646)	189,278
JNL/Franklin Templeton Global Growth Fund	792,672	188,743	(52,829)	135,914
JNL/Franklin Templeton Global Multisector Bond Fund	1,659,483	45,078	(39,325)	5,753
JNL/Franklin Templeton Income Fund	2,107,844	215,497	(91,541)	123,956
JNL/Franklin Templeton International Small Cap Growth Fund	315,810	88,772	(6,544)	82,228
JNL/Franklin Templeton Mutual Shares Fund	865,190	187,478	(28,353)	159,125
JNL/Franklin Templeton Small Cap Value Fund	666,423	205,297	(7,364)	197,933
JNL/Goldman Sachs Core Plus Bond Fund	890,126	14,962	(16,838)	(1,876)
JNL/Goldman Sachs Emerging Markets Debt Fund	900,156	7,715	(59,585)	(51,870)
JNL/Goldman Sachs Mid Cap Value Fund	969,926	139,647	(20,067)	119,580
JNL/Goldman Sachs U.S. Equity Flex Fund	194,981	27,938	(2,936)	25,002
JNL/Invesco Global Real Estate Fund	1,536,639	113,821	(59,718)	54,103
JNL/Invesco International Growth Fund	950,837	189,338	(20,618)	168,720
JNL/Invesco Large Cap Growth Fund	752,565	146,180	(13,254)	132,926
JNL/Invesco Mid Cap Value Fund	346,104	9,878	(5,098)	4,780
JNL/Invesco Small Cap Growth Fund	510,550	123,599	(8,862)	114,737
JNL/Ivy Asset Strategy Fund	2,361,092	377,185	(29,233)	347,952
JNL/JPMorgan International Value Fund	590,951	96,869	(14,103)	82,766
JNL/JPMorgan MidCap Growth Fund	969,931	188,004	(15,798)	172,206
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,172,436	58,619	(14,285)	44,334
JNL/Lazard Emerging Markets Fund	1,570,649	177,811	(188,821)	(11,010)
JNL/M&G Global Basics Fund	173,848	22,849	(14,368)	8,481
JNL/Mellon Capital 10 x 10 Fund	295,451	68,357	(1,244)	67,113
JNL/Mellon Capital Index 5 Fund	537,528	130,117	(2,137)	127,980
JNL/Mellon Capital Emerging Markets Index Fund	628,025	49,789	(57,145)	(7,356)
JNL/Mellon Capital European 30 Fund	84,418	7,525	(2,213)	5,312
JNL/Mellon Capital Pacific Rim 30 Fund	163,313	12,093	(3,403)	8,690
JNL/Mellon Capital S&P 500 Index Fund	2,192,142	612,943	(50,249)	562,694
JNL/Mellon Capital S&P 400 MidCap Index Fund	1,234,599	354,861	(54,920)	299,941
JNL/Mellon Capital Small Cap Index Fund	1,472,218	442,987	(91,912)	351,075
JNL/Mellon Capital International Index Fund	1,985,769	456,174	(178,883)	277,291
JNL/Mellon Capital Bond Index Fund	1,694,053	40,749	(20,402)	20,347
JNL/Mellon Capital Global Alpha Fund	224,418	994	—	994
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	115,430	12,619	(2,271)	10,348
JNL/Mellon Capital Utilities Sector Fund	3,830	41	(236)	(195)
JNL/Morgan Stanley Mid Cap Growth Fund	145,971	8,444	(2,384)	6,060
JNL/Neuberger Berman Strategic Income Fund	629,460	4,210	(5,382)	(1,172)
JNL/Oppenheimer Global Growth Fund	764,909	199,052	(22,230)	176,822
JNL/PIMCO Real Return Fund	3,887,490	38,425	(40,041)	(1,616)
JNL/PIMCO Total Return Bond Fund	6,290,547	98,979	(84,792)	14,187
JNL/PPM America Floating Rate Income Fund	1,553,274	4,969	(8,387)	(3,418)
JNL/PPM America High Yield Bond Fund	2,745,407	98,705	(56,702)	42,003
JNL/PPM America Mid Cap Value Fund	254,526	39,475	(5,190)	34,285
JNL/PPM America Small Cap Value Fund	160,233	21,534	(4,883)	16,651
JNL/PPM America Value Equity Fund	135,024	29,958	(3,309)	26,649
JNL/Red Rocks Listed Private Equity Fund	617,251	141,438	(14,009)	127,429
JNL/S&P Competitive Advantage Fund	1,078,829	344,497	(19,555)	324,942
JNL/S&P Dividend Income & Growth Fund	2,318,676	295,800	(39,076)	256,724
JNL/S&P Intrinsic Value Fund	1,019,907	267,998	(19,386)	248,612
JNL/S&P Total Yield Fund	737,639	184,842	(9,122)	175,720
JNL/S&P 4 Fund	1,733,081	592,254	(2,009)	590,245

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2013

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/S&P Managed Conservative Fund	$1,696,906	$87,741	$(31,088)	$56,653
JNL/S&P Managed Moderate Fund	2,987,688	272,063	(45,025)	227,038
JNL/S&P Managed Moderate Growth Fund	5,044,699	630,261	(45,756)	584,505
JNL/S&P Managed Growth Fund	3,555,594	585,984	(38,761)	547,223
JNL/S&P Managed Aggressive Growth Fund	1,215,512	201,797	(8,738)	193,059
JNL/T. Rowe Price Established Growth Fund	2,893,638	1,068,380	(25,343)	1,043,037
JNL/T. Rowe Price Mid-Cap Growth Fund	1,780,644	659,966	(30,542)	629,424
JNL/T. Rowe Price Short-Term Bond Fund	1,638,634	11,314	(7,350)	3,964
JNL/T. Rowe Price Value Fund	1,813,304	447,477	(29,858)	417,619
JNL/WMC Balanced Fund	2,887,718	416,661	(26,544)	390,117
JNL/WMC Money Market Fund	1,562,476	—	—	—
JNL/WMC Value Fund	1,256,277	389,628	(19,787)	369,841

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 26, 2013

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.